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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number 811-2731
      -------------------------------------------------------------------------


                           Tax-Free Investments Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices)   (Zip code)

     Robert H. Graham   11 Greenway Plaza, Suite 100   Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919
                                                    ----------------------------

Date of fiscal year end:    3/31
                         ----------------

Date of reporting period: 3/31/04
                         ----------------

                        TAX-FREE INVESTMENTS TRUST (TFIT)

                         TAX-FREE CASH RESERVE PORTFOLIO

                              CASH MANAGEMENT CLASS

                                  ANNUAL REPORT

                                 MARCH 31, 2004


This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.

                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

TFIT-AR-3

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           This is the report on the Cash Management Class of Tax-Free
ROBERT H.           Investments Trust (TFIT) Cash Reserve Portfolio for the
GRAHAM]             fiscal year ended March 31, 2004.

                        The U.S. economy and stock market were healthy for most
                    of the fiscal year. Growth of gross domestic product (GDP) was positive each quarter of the fiscal year, with the initial estimate of GDP growth for the first quarter of 2004 coming in at an annualized rate of 4.2%. Though the S&P 500--Registered Trademark-- Index, a barometer of the broad domestic stock market, faltered during March 2004, it produced a return of 35.10% for the full fiscal year.

                        The influential federal funds target rate stood at 1.25%
                    as the fiscal year opened. In June, the U.S. Federal Reserve (the Fed) lowered that rate to 1.00%, its lowest level since 1958 and the level where it stayed through the close of the fiscal year. On lowering the rate in June, the Fed said it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. In mid-March, shortly before the fiscal year ended, when the Fed left rates at that level, it noted its belief that its accommodative stance on monetary policy was helping support economic activity. Observing that inflation remained in check and that resource use was slack, the Fed said it thought it could be patient about changing its accommodative policy.

YOUR FUND

Historically low interest rates have kept yields on bank savings accounts and money market funds, including the TFIT Tax-Free Cash Reserve Portfolio, quite low. As of March 31, 2004, the Cash Management Class maintained its competitive position, as shown in the table. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. The weighted average maturity (WAM) of the portfolio was kept in a range of 30 to 55 days during the fiscal year. As the fiscal year closed, the WAM stood at 33 days. The short WAM enables the portfolio to respond quickly to changes in the interest rate environment. Net assets of the Cash Management Class of the portfolio stood at $768.1 million at the close of the reporting period.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors, including an analysis of a portfolio's overall credit quality, market price exposure and management.

    The Tax-Free Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income

================================================================================

YIELDS AS OF 3/31/04

                                                Monthly   Seven-Day
                                                 Yield    SEC Yield

Tax-Free Cash Reserve Portfolio                  0.69%      0.75%
Cash Management Class

iMoneyNet All Tax-Free
Money Fund Averages--Registered Trademark--      0.43%      0.46%

iMoneyNet Tax-Free
Money Fund Averages--Registered Trademark--      0.61%      0.63%
Institutions Only

iMoneyNet Tax-Free
Money Fund Averages--Registered Trademark--      0.36%      0.39%
Stockbroker/General Purpose

The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet All Tax-Free Money Fund Averages category consists of funds that invest in short-term municipal securities, which are exempt from federal taxation. The iMoneyNet Tax-Free Money Fund Averages Institutions Only category consists of funds that invest in tax-exempt obligations, including those of state and municipal authorities. The iMoneyNet Tax-Free Money Fund Averages Stockbroker/General Purpose category consists of funds that invest in obligations of tax-exempt entities, including state and municipal authorities. The funds comprising these categories are open to individual investors; however, an investor cannot invest directly into one of these categories.

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

================================================================================

[AIM INVESTMENTS LOGO APPEARS HERE]
       --Servicemark--

                                                                     (continued)
as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. The portfolio invests solely in "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended.

IN CLOSING

We hope you find this report informative. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman
March 31, 2004


The fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SCHEDULE OF INVESTMENTS

March 31, 2004

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-100.19%

ALABAMA-2.67%

Birmingham (City of) Medical Clinic Board
  (University of Alabama Health Services
  Foundation); VRD Series 1991 RB
  (LOC-AmSouth Bank)
  1.05%, 12/01/26(b)(c)                             A-1+   VMIG-1    $25,000   $   25,000,000
---------------------------------------------------------------------------------------------
Birmingham (City of) Public Parks and Recreation
  Board (Children's Zoo Project); VRD Series 2002
  RB
  (LOC-AmSouth Bank)
  1.17%, 05/01/07(b)(c)                               --   VMIG-1      5,025        5,025,000
---------------------------------------------------------------------------------------------
Birmingham (City of) Public Parks and Recreation
  Board (YMCA of Birmingham); VRD Series 1996 RB
  (LOC-AmSouth Bank of Alabama)
  1.17%, 06/01/16(b)(c)                               --   VMIG-1      2,060        2,060,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board);
  VRD Series 2002-6009 Class A COP (Acquired
  11/05/02; Cost $4,100,000)
  1.08%, 01/01/43(c)(d)(e)                          A-1+       --      4,100        4,100,000
---------------------------------------------------------------------------------------------
  VRD Series 2003-0007 Class A COP (Acquired
  04/16/03; Cost $4,870,000)
  1.08%, 01/01/43(c)(d)(e)                          A-1+       --      4,870        4,870,000
---------------------------------------------------------------------------------------------
Homewood (City of) Medical Clinic Board
  (Lakeshore Foundation Project); Lease Revenue
  VRD Series 2000 RB
  (LOC-AmSouth Bank)
  1.17%, 11/01/24(b)(c)                              A-1       --      6,046        6,046,000
---------------------------------------------------------------------------------------------
Jefferson (County of); Refunding Unlimited Tax
  Series 2002 A GO Wts.
  4.00%, 04/01/04                                     AA      Aa3      1,000        1,000,000
---------------------------------------------------------------------------------------------
Jefferson (County of); Refunding
  VRD Series C-6 RB Wts.
  1.02%, 02/01/40(c)(f)                              A-1   VMIG-1     15,000       15,000,000
---------------------------------------------------------------------------------------------
Mobile (City of) Port City Medical Clinic Board
  (Infirmary Health); VRD Series 1998 B RB
  1.04%, 02/01/25(c)(f)                              A-1   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
Oxford (City of); Unlimited Tax VRD Series 2003
  GO
  Wts. (LOC-Branch Banking & Trust)
  1.05%, 07/01/15(b)(c)                               --   VMIG-1      5,180        5,180,000
---------------------------------------------------------------------------------------------
Ridge (City of) Improvement District; Special
  Assessment
  VRD Series 2000 RB (LOC-AmSouth Bank)
  1.05%, 10/01/25(b)(c)                               --   VMIG-1     12,000       12,000,000
=============================================================================================
                                                                                   85,281,000
=============================================================================================

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------

ALASKA-0.10%

Alaska (State of) Industrial Development & Export
  Authority (Safeway Inc. Projects); Refunding
  VRD Series 1991 IDR
  (LOC-Deutsche Bank A.G.)
  1.20%, 06/01/04(b)(c)                              A-1       --    $ 1,895   $    1,895,000
---------------------------------------------------------------------------------------------
Alaska (State of) Industrial Development
  Authority (Alaska Hotel Properties Inc.
  Project); VRD Series 1986 IDR (LOC-National
  Westminster Bank PLC) (Acquired 12/27/02; Cost
  $1,200,000)
  1.10%, 06/01/06(b)(c)(d)                            --      Aa1      1,200        1,200,000
=============================================================================================
                                                                                    3,095,000
=============================================================================================

ARIZONA-0.51%

Arizona (State of) Health Facilities Authority
  (Pooled Loan Program);
  VRD Series 1985 RB
  1.07%, 10/01/15(c)(f)                              A-1   VMIG-1      2,100        2,100,000
---------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments Project);
  Refunding Multi-Family Housing
  VRD Series 2001 A IDR (CEP-Federal National
  Mortgage Association)
  1.06%, 06/15/31(c)                                  --   VMIG-1      2,010        2,010,000
---------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments); Refunding
  Multi-Family Housing VRD Series 2001 A
  IDR (CEP-Federal National Mortgage Association)
  1.06%, 06/15/31(c)                                  --   VMIG-1      1,550        1,550,000
---------------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvement Corp.; Series
  2003 P Commercial Paper Notes (LOC-Bank of
  America N.A.)
  0.98%, 06/16/04(b)                                A-1+      P-1      2,500        2,500,000
---------------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Refunding VRD Series 1994 IDR
  (CEP-Federal Home Loan Bank)
  1.08%, 10/01/25(c)                                A-1+       --      6,020        6,020,000
---------------------------------------------------------------------------------------------
Pima (County of) Industrial Development Authority
  (Tucson Electric Power Co.-Irvington Road
  Project); VRD Series 1982 IDR
  (LOC-Credit Suisse First Boston)
  1.05%, 10/01/22(b)(c)                              A-1   VMIG-1      2,000        2,000,000
=============================================================================================
                                                                                   16,180,000
=============================================================================================

ARKANSAS-0.10%

Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas Radiation
  Therapy Inc. Project); Educational Facilities
  VRD Series 2001 RB (LOC-Bank of America N.A.)
  1.10%, 07/01/08(b)(c)(g)                            --       --      3,065        3,065,000
=============================================================================================

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------

CALIFORNIA-0.05%

San Diego (County of) (Friends of Chabad
  Lubavitch); VRD Series 2003 (LOC-Comerica Bank
  of California)
  1.10%, 01/01/23(b)(c)(g)                            --       --    $ 1,500   $    1,500,000
=============================================================================================

COLORADO-1.81%

Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Art Museum
  Project); VRD Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 01/01/33(b)(c)                             A-1+       --      1,200        1,200,000
---------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Naropa University
  Project); VRD Series 1999 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 11/01/24(b)(c)                             A-1+       --        930          930,000
---------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority
  (National Cable Television Center & Museum
  Project);
  VRD Series 1999 RB (LOC-Wells Fargo Bank N.A.)
  1.02%, 10/01/06(b)(c)                             A-1+       --      2,310        2,310,000
---------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Regis Jesuit High School
  Project); VRD Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 12/01/33(b)(c)                             A-1+       --      3,900        3,900,000
---------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (YMCA of Metro Denver
  Project); Refunding VRD Series 2002 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 07/01/18(b)(c)                             A-1+       --      1,000        1,000,000
---------------------------------------------------------------------------------------------
Colorado (State of) Educational Loan Program;
  Series 2003 TRAN
  2.00%, 08/09/04                                  SP-1+    MIG-1     20,000       20,055,465
---------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities Authority
  (Christian Living Project); Refunding VRD
  Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.07%, 01/01/31(b)(c)                             A-1+       --      3,400        3,400,000
---------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities Authority
  (Craig Hospital Project); Refunding VRD Series
  2003 RB (LOC-Wells Fargo Bank N.A.)
  1.02%, 12/01/20(b)(c)                             A-1+       --      5,505        5,505,000
---------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities Authority
  (Golden West Manor Inc. Project); VRD Series
  2002 A RB (LOC-U.S. Bank N.A.)
  1.07%, 07/01/32(b)(c)                             A-1+       --      4,210        4,210,000
---------------------------------------------------------------------------------------------
Colorado Springs (City of) (Pikes Peak Mental
  Health);
  VRD Series 2003 RB (LOC-Wells Fargo Bank N.A.)
  1.02%, 03/15/23(b)(c)                             A-1+       --      2,600        2,600,000
---------------------------------------------------------------------------------------------
Denver (City & County of) (Kentucky Circle
  Village Project);
  VRD Series 2000 RB (LOC-U.S. Bank N.A.)
  1.08%, 10/01/29(b)(c)                             A-1+       --      1,820        1,820,000
---------------------------------------------------------------------------------------------
Idaho Springs (City of); (Safeway Inc. Project);
  Refunding Series 1993
  IDR (LOC-Deutsche Bank A.G.)
  1.20%, 06/01/04(b)(h)(i)                          A-1+       --      1,130        1,130,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Lafayette (City of) Exempla Improvement District
  (Special Improvement No. 2-01); Refunding
  Special Assessment VRD Series 2002 RB
  (LOC-Wells Fargo Bank NW N.A.)
  1.07%, 12/01/22(b)(c)                             A-1+       --    $ 1,000   $    1,000,000
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City & County of Denver
  Water);
  VRD Series 2003 PT-1872 RB (Acquired 05/29/03;
  Cost $7,840,000)
  1.07%, 12/01/22(c)(d)(e)(g)                         --       --      7,840        7,840,000
---------------------------------------------------------------------------------------------
Regional Transportation (District of); Refunding
  Sales Tax Series 2003 A RB
  3.00%, 11/01/04(f)                                 AAA      Aaa      1,000        1,011,132
=============================================================================================
                                                                                   57,911,597
=============================================================================================

CONNECTICUT-0.04%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Pollution
  Control VRD Series 1985 IDR
  (LOC-Citizens Bank)
  1.05%, 12/01/15(b)(j)                             A-1+       --      1,400        1,400,000
=============================================================================================

DELAWARE-0.26%

Delaware (State of) Economic Development
  Authority (Independent School Project); VRD
  Series 2003 RB
  (LOC-Citizens Bank of Pennsylvania)
  1.02%, 07/01/33(b)(c)                             A-1+       --      8,250        8,250,000
=============================================================================================

DISTRICT OF COLUMBIA-0.32%

District of Columbia (Abraham and Laura Lisner
  Home for Aged Women); VRD Series 1992 RB
  (LOC-Bank of America)
  1.05%, 07/01/22(b)(c)                               --   VMIG-1      3,432        3,432,000
---------------------------------------------------------------------------------------------
District of Columbia (Resources for the Future
  Inc.); VRD Series 1998 IDR (LOC-Wachovia Bank
  N.A.) (Acquired 09/26/03; Cost $2,015,000)
  1.10%, 08/01/29(b)(c)(d)                           A-1       --      2,015        2,015,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (District of Columbia Water &
  Sewer Authority); VRD Series 2003 A12 RB
  (Acquired 02/24/03; Cost $4,670,000)
  1.10%, 10/01/17(c)(d)(e)                            --   VMIG-1      4,670        4,670,000
=============================================================================================
                                                                                   10,117,000
=============================================================================================

FLORIDA-5.43%

ABN AMRO Munitops Ctfs. Trust (County of
  Escambia); Refunding Florida Non-AMT VRD Series
  2002-24 Ctfs. (Acquired 10/24/02; Cost
  $5,000,000)
  1.10%, 10/01/10(c)(d)(e)                            --   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Collier (County of) Health Facilities Authority
  (Cleveland Clinic Health); VRD Hospital Series
  2003 C-1 RB (LOC-JP Morgan Chase Bank)
  1.12%, 01/01/35(b)(k)                             A-1+   VMIG-1    $ 5,400   $    5,400,000
---------------------------------------------------------------------------------------------
  VRD Hospital Series 2003 C-2 RB (LOC-JP Morgan
  Chase Bank)
  1.00%, 05/20/04                                   A-1+   VMIG-1      3,500        3,500,000
---------------------------------------------------------------------------------------------
Collier (County of) Industrial Development
  Authority (Redlands Christian Migrant); VRD
  Series 2001 RB
  (LOC-Bank of America N.A.)
  1.10%, 12/01/26(b)(c)(g)                            --       --      2,900        2,900,000
---------------------------------------------------------------------------------------------
Duval (County of) Housing Finance Authority
  (Lighthouse Bay Apartments); Multi-Family
  Housing VRD Series 2002 RB (CEP-Federal Home
  Loan Mortgage Corp.)
  1.00%, 12/01/32(c)                                A-1+       --      2,250        2,250,000
---------------------------------------------------------------------------------------------
Florida (State of) Board of Education; Refunding
  Unlimited Tax Capital Outlay Series 1993 A GO
  5.00%, 06/01/04                                    AA+      Aa2      1,200        1,207,760
---------------------------------------------------------------------------------------------
Fort Lauderdale (City of) (Pinecrest Preparatory
  School Project);
  VRD Series 2002 RB
  1.05%, 06/01/32(c)(f)                               --      Aaa      7,675        7,675,000
---------------------------------------------------------------------------------------------
Highlands (County of) Health Facilities Authority
  (Adventist Health System Project);
  VRD Series 2000 A RB
  1.02%, 12/01/26(c)(f)                             A-1+   VMIG-1     33,000       33,000,000
---------------------------------------------------------------------------------------------
  VRD Series 1996 A RB
  1.02%, 10/01/26(c)(f)                              A-1   VMIG-1      6,000        6,000,000
---------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.) (Acquired 02/20/01;
  Cost $2,300,000)
  1.10%, 12/01/23(b)(c)(d)(g)                         --       --      2,300        2,300,000
---------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida Jacksonville
  Physicians, Inc.); VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.10%, 06/01/22(b)(c)                               --   VMIG-1     12,555       12,555,000
---------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority; Series 2001 A Commercial Paper Notes
  (LOC-Bank of America N.A.)
  0.90%, 04/01/04(b)                                  --   VMIG-1     19,000       19,000,000
---------------------------------------------------------------------------------------------
Marion (County of) Hospital District (Munroe
  Regional Health System); Health System
  Improvement VRD Series 2000 RB
  (LOC-AmSouth Bank of Florida)
  1.07%, 10/01/30(b)(c)                               --   VMIG-1     13,575       13,575,000
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (State of Florida Mid-Bay
  Bridge Authority);
  VRD Series 2002 PT-1531 RB (Acquired 10/10/02;
  Cost $9,100,000)
  1.07%, 10/01/18(c)(d)(e)                          A-1+       --      9,100        9,100,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Miami-Dade (County of) Educational Facilities
  Authority (Carlos Albizu University Project);
  VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.10%, 12/01/25(b)(c)(g)                            --       --    $ 9,400   $    9,400,000
---------------------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority (Palmer Trinity Private School
  Project); VRD Series 1999 IDR
  (LOC-Bank of America N.A.)
  1.10%, 12/01/19(b)(c)(g)                            --       --      2,600        2,600,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (State of Florida Department of
  Environmental Protection); Floating Rate Trust
  Ctfs. VRD Series 2002-722 RB (Acquired
  11/13/02; Cost $9,925,000)
  1.07%, 07/01/22(c)(d)(e)                           A-1       --      9,925        9,925,000
---------------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); VRD Series
  1999 RB (LOC-Bank of America N.A.)
  1.10%, 08/01/19(b)(c)(g)                            --       --      1,550        1,550,000
---------------------------------------------------------------------------------------------
Orange (County of) Health Facilities Authority
  (Presbyterian Retirement Communities Project);
  VRD Series 1998 RB
  (LOC-Bank of America N.A.) (Acquired
  01/29/02-12/18/03; Cost $7,945,000)
  1.10%, 11/01/28(b)(c)(d)(g)                         --       --      7,945        7,945,000
---------------------------------------------------------------------------------------------
Palm Beach (County of) (Benjamin Private School
  Project);
  VRD Series 2003 RB (LOC-Bank of America N.A.)
  1.05%, 07/01/25(b)(c)(g)                            --       --      4,500        4,500,000
---------------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.10%, 12/01/31(b)(c)(g)                            --       --      2,800        2,800,000
---------------------------------------------------------------------------------------------
Palm Beach (County of) Health Facilities
  Authority (Jupiter Medical Center Inc.
  Project); VRD Series 1999 B RB
  (LOC-Bank of America N.A.) (Acquired 05/02/02;
  Cost $5,210,000)
  1.10%, 08/01/20(b)(c)(d)(g)                         --       --      5,210        5,210,000
---------------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community Treatment
  DACCO Project); VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.10%, 07/01/22(b)(c)(g)                            --       --      5,245        5,245,000
---------------------------------------------------------------------------------------------
University of North Florida Foundation, Inc.; VRD
  Series 1998 RB (LOC-Wachovia Bank N.A.)
  1.06%, 05/01/28(b)(c)                              A-1       --        900          900,000
=============================================================================================
                                                                                  173,537,760
=============================================================================================

GEORGIA-5.18%

Clayton (County of) Development Authority (Delta
  Airlines Project); Special Facilities VRD
  Series 2000 A RB
  (LOC-General Electric Capital Corp.)
  1.06%, 06/01/29(b)(c)                             A-1+   VMIG-1      4,000        4,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Cobb (County of) Housing Authority (Tamarron
  Apartments Project); Refunding Multi-Family
  Housing VRD Series 2003 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.05%, 03/01/24(c)                                A-1+       --    $ 6,870   $    6,870,000
---------------------------------------------------------------------------------------------
Cobb (County of) School District; Series 2004
  Notes
  1.75%, 12/31/04                                     --    MIG-1     20,000       20,115,923
---------------------------------------------------------------------------------------------
Dahlonega (City of) Downtown Development
  Authority (North Georgia Student Housing
  Project); Student Housing VRD Series 2001 A RB
  (LOC-Wachovia Bank N.A.)
  1.05%, 06/01/28(b)(c)                               --   VMIG-1      4,700        4,700,000
---------------------------------------------------------------------------------------------
DeKalb (County of) Development Authority (Atlanta
  Jewish Community Center); VRD Series 1999 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 09/01/24(b)(c)                              A-1       --      4,785        4,785,000
---------------------------------------------------------------------------------------------
DeKalb (County of) Housing Authority (Camden
  Brook Project); Refunding Multi-Family Housing
  VRD Series 1995 RB
  (CEP-Federal National Mortgage Association)
  1.02%, 06/15/25(c)                                A-1+       --     17,300       17,300,000
---------------------------------------------------------------------------------------------
DeKalb (County of) Housing Authority (Timber
  Trace Apartments Project); Refunding
  Multi-Family Housing VRD Series 2003 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.05%, 01/01/34(c)                                A-1+       --      6,475        6,475,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Georgia) VRD
  Series 2000-1001 Class C COP (Acquired
  07/26/00; Cost $20,000,000)
  1.08%, 07/01/15(c)(d)(e)                          A-1+       --     20,000       20,000,000
---------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Bridgeway Foundation for Education Project);
  Educational Facilities VRD Series 2000 RB
  (LOC-Wachovia Bank N.A.)
  1.06%, 06/01/15(b)(c)                              A-1       --      1,600        1,600,000
---------------------------------------------------------------------------------------------
Fulton (County of) Hospital Authority (Northside
  Hospital Inc.); VRD Series 2003 A RAN
  (LOC-Wachovia Bank N.A.)
  1.01%, 10/01/18(b)(c)                               --   VMIG-1     29,640       29,640,000
---------------------------------------------------------------------------------------------
Georgia (State of); Unlimited Tax Series 1999 D
  GO
  5.80%, 11/01/04                                    AAA      Aaa      1,400        1,437,699
---------------------------------------------------------------------------------------------
Gwinnett (County of) School District; Limited
  Construction Sales Tax Notes Series 2004 GO
  1.75%, 12/30/04                                     --    MIG-1     15,000       15,078,796
---------------------------------------------------------------------------------------------
Houston (County of) Hospital Authority; VRD
  Series 2002 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 10/01/14(b)(c)                              A-1       --     10,000       10,000,000
---------------------------------------------------------------------------------------------
Private Colleges & Universities Authority (Mercer
  University Project); VRD Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.12%, 10/01/32(b)(c)                               --   VMIG-1      7,390        7,390,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Roswell (City of) Housing Authority (Rosemont
  Apartments Project); Refunding Multi-Family
  Housing VRD Series 2003 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.05%, 01/01/34(c)                                A-1+       --    $10,555   $   10,555,000
---------------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority (Ridgeview
  Institute Inc. Project);
  VRD Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.06%, 11/01/27(b)(c)                               --   VMIG-1      2,210        2,210,000
---------------------------------------------------------------------------------------------
Whitfield (County of) Residential Care Facilities
  for the Elderly (Royal Oaks Senior Living
  Community); VRD Series 1992 RB
  (LOC-Wachovia Bank N.A.) (Acquired 11/14/03;
  Cost $3,315,000)
  1.05%, 11/01/25(b)(c)(d)                           A-1       --      3,315        3,315,000
=============================================================================================
                                                                                  165,472,418
=============================================================================================

HAWAII-0.40%

Eagle Tax Exempt Trust (State of Hawaii); VRD
  Series 2000-1101 COP (Acquired 01/11/01; Cost
  $6,000,000)
  1.08%, 12/01/16(c)(d)(e)                          A-1+       --      6,000        6,000,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (State of Hawaii); Unlimited
  Tax VRD Series 2003 A16 GO (Acquired 02/27/03;
  Cost $3,890,000)
  1.10%, 07/01/18(c)(d)(e)                            --   VMIG-1      3,890        3,890,000
---------------------------------------------------------------------------------------------
Hawaii (State of) Department of Budget and
  Finance (Kahala Nui Project); Special Purpose
  VRD Series 2003 D RB
  (LOC-LaSalle Bank N.A.)
  1.02%, 11/15/33(b)(c)(g)                            --       --      2,000        2,000,000
---------------------------------------------------------------------------------------------
Hawaii (State of); Refunding Unlimited Tax Series
  1997 CO GO
  6.00%, 03/01/05(f)                                 AAA      Aaa      1,000        1,045,170
=============================================================================================
                                                                                   12,935,170
=============================================================================================

IDAHO-0.74%

Canyon (County of) School District No. 131 Nampa;
  Unlimited Tax Series 2003 GO
  2.00%, 08/15/04                                    AAA      Aaa      1,010        1,013,423
---------------------------------------------------------------------------------------------
Idaho (State of) Health Facilities Authority
  (Pooled Financing Program); ACES Series 1985 RB
  (LOC-U.S. Bank of Idaho)
  1.03%, 10/01/10(b)(c)                               --   VMIG-1      3,925        3,925,000
---------------------------------------------------------------------------------------------
Idaho (State of); Limited TAN GO
  2.00%, 06/30/04                                  SP-1+    MIG-1     15,000       15,035,409
---------------------------------------------------------------------------------------------
Magic Valley Healthcare System Inc. (Magic Valley
  Regional Medical Center Project); VRD Series
  2001 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 12/01/21(b)(c)                               --      Aaa      3,640        3,640,000
=============================================================================================
                                                                                   23,613,832
=============================================================================================

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------

ILLINOIS-11.65%

ABN AMRO Munitops Ctfs. Trust (City of Chicago);
  Refunding Limited Tax Multi-State Non-AMT VRD
  Series 2001-34 Ctfs.
  (Acquired 11/15/01; Cost $10,000,000)
  1.12%, 07/01/07(c)(d)(e)                            --   VMIG-1    $10,000   $   10,000,000
---------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois Sales Tax); VRD Series
  1998-25 Class A RB (Acquired 08/26/99; Cost
  $10,000,000)
  1.09%, 03/15/07(c)(d)(e)                           A-1       --     10,000       10,000,000
---------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); VRD Series 2002-190 Class
  A RB (Acquired 05/06/02; Cost $10,130,000)
  1.09%, 06/05/14(c)(d)(e)                           A-1       --     10,130       10,130,000
---------------------------------------------------------------------------------------------
Chicago (City of) (Neighborhoods Alive 21);
  Unlimited Tax
  VRD Series 2002 B GO
  1.02%, 01/01/37(c)(f)                             A-1+   VMIG-1      2,300        2,300,000
---------------------------------------------------------------------------------------------
Chicago (City of); Limited Tender Series 2004
  Notes GO
  (LOC-State Street Bank & Trust Co.)
  1.05%, 01/27/06(b)(l)                            SP-1+    MIG-1      4,000        4,000,000
---------------------------------------------------------------------------------------------
Chicago (City of); Unlimited Tax VRD Series 2002
  B GO
  1.04%, 01/01/37(c)(f)                             A-1+   VMIG-1      8,400        8,400,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Public
  Building Commission); VRD Series 2003-0015
  Class A COP (Acquired 05/14/03; Cost
  $2,800,000)
  1.08%, 12/01/14(c)(d)(e)                          A-1+       --      2,800        2,800,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Water &
  Sewer); VRD Series 2001-1308 COP (Acquired
  12/12/01; Cost $8,655,000)
  1.08%, 11/01/26(c)(d)(e)                          A-1+       --      8,655        8,655,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago); VRD
  Series 2001-1305 COP
  (Acquired 04/02/01; Cost $4,950,000)
  1.17%, 01/01/35(c)(d)(e)                          A-1+       --      4,950        4,950,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (County of Cook Regional
  Transportation Authority); VRD Series 2000-1303
  COP (Acquired 03/26/01;
  Cost $19,000,000)
  1.08%, 07/01/23(c)(d)(e)                          A-1+       --     19,000       19,000,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  Unlimited Tax VRD Series 2003-0023 Class A COP
  (Acquired 06/12/03; Cost $3,775,000)
  1.08%, 06/01/15(c)(d)(e)                          A-1+       --      3,775        3,775,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois); VRD
  Series 2000-1304 COP (Acquired 06/27/00; Cost
  $7,340,000)
  1.08%, 06/01/21(c)(d)(e)                          A-1+       --      7,340        7,340,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust-Class A; VRD Series
  2002-1306 COP
  (Acquired 05/02/02; Cost $5,500,000)
  1.08%, 01/01/29(c)(d)(e)                          A-1+       --      5,500        5,500,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (Central Lake County Joint
  Action Water Agency); VRD Series 2003 B18 RB
  (Acquired 02/19/03; Cost $3,160,000)
  1.10%, 05/01/20(c)(d)(e)                            --   VMIG-1      3,160        3,160,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

First Union MERLOTs (City of Chicago Board of
  Education); Unlimited
  Tax VRD Series 2000 A4 GO (Acquired 11/12/03;
  Cost $4,845,000)
  1.30%, 11/10/04(d)(e)(h)(i)(n)                      --   VMIG-1    $ 4,845   $    4,845,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (City of Chicago Emergency
  Telephone System);
  Limited Tax VRD Series 2002 A44 GO
  (Acquired 08/02/02; Cost $7,865,000)
  1.10%, 01/01/20(c)(d)(e)                            --   VMIG-1      7,865        7,865,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (City of Chicago); Limited
  Tax VRD Series 2000
  A12 GO (Acquired 10/13/00; Cost $10,000,000)
  1.10%, 01/01/23(c)(d)(e)                            --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (Cook County); Unlimited Tax
  VRD Series 2003 B11 GO (Acquired 01/29/03; Cost
  $3,500,000)
  1.10%, 11/15/10(c)(d)(e)                            --   VMIG-1      3,500        3,500,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (Regional Transportation
  Authority of Illinois); Unlimited Tax VRD
  Series 2002 A41 GO
  (Acquired 07/25/02; Cost $17,870,000)
  1.10%, 06/01/17(c)(d)(e)                            --   VMIG-1     17,870       17,870,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (Regional Transportation
  Authority of Illinois); VRD Series 2001 A93
  (Acquired 10/10/01; Cost $3,675,000)
  1.10%, 07/01/27(c)(d)(e)                            --   VMIG-1      3,675        3,675,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (State of Illinois);
  Unlimited Tax VRD Series 2001 A124 GO (Acquired
  11/26/01; Cost $7,930,000)
  1.10%, 11/01/26(c)(d)(e)                           A-1       --      7,930        7,930,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (University of Illinois); VRD
  Series 2000 S GO
  (Acquired 03/20/00; Cost $7,400,000)
  1.10%, 04/01/30(c)(d)(e)                            --   VMIG-1      7,400        7,400,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (American College of Surgeons); VRD Series 1996
  RB (LOC-Northern Trust Co.)
  1.10%, 08/01/26(b)(c)                             A-1+       --      4,866        4,866,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (BAPS Inc. Project);
  VRD Series 2002 RB (LOC-Comerica Bank-Texas)
  1.10%, 06/01/17(b)(c)                              A-1       --      9,000        9,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (British Home for Retired Men & Women); VRD
  Series 2001 RB
  (LOC-LaSalle Bank N.A.)
  1.05%, 11/01/27(b)(c)                              A-1       --      9,120        9,120,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Chicago Shakespeare Project); VRD Series 1999
  RB (LOC-LaSalle Bank N.A.)
  (Acquired 09/24/03; Cost $4,100,000)
  1.05%, 01/01/19(b)(c)(d)                           A-1       --      4,100        4,100,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Embers Elementary School Project); Educational
  Facilities VRD Series 2002 RB
  (LOC-LaSalle Bank N.A.) (Acquired 11/04/03;
  Cost $2,315,000)
  1.06%, 04/01/32(b)(c)(d)                           A-1       --      2,315        2,315,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance Authority
  (Evanston Northwestern Healthcare); VRD Series
  2001 C RB
  1.02%, 05/01/31(c)                                 A-1   VMIG-1    $ 1,900   $    1,900,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Glenwood School for Boys); VRD Series 1998 RB
  (LOC-Harris Trust & Savings Bank)
  1.05%, 02/01/33(b)(c)                             A-1+       --      2,100        2,100,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Institute of Gas Technology Project); VRD
  Series 1999 IDR (LOC-Harris Trust & Savings
  Bank)
  1.07%, 09/01/24(b)(c)                             A-1+       --      2,200        2,200,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Jewish Charities Program); VRD Series 2003 A
  RN (LOC-Harris Trust & Savings Bank)
  1.05%, 06/30/04(b)(c)                             A-1+       --      6,240        6,240,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Jewish Charities Program); VRD Series 2003 B
  RN (LOC-Harris Trust & Savings Bank)
  1.05%, 06/30/04(b)(c)                             A-1+       --      5,470        5,470,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Lyric Opera Chicago Project); VRD Series 1994
  RB (LOC-Northern Trust Co., Harris Trust &
  Savings, Bank One N.A.)
  1.05%, 12/01/28(b)(c)                              A-1   VMIG-1     30,000       30,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Mount Carmel High School Project); VRD Series
  2003 RB (LOC-Bank One N.A.)
  1.10%, 07/01/33(b)(c)                               --   VMIG-1      2,800        2,800,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (North Shore Country Day School); VRD Series
  2003 RB (LOC-Northern Trust Co.)
  1.10%, 07/01/33(b)(c)                               --   VMIG-1      2,825        2,825,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Oak Park Residence Corp. Project); VRD Series
  2001 RB (LOC-LaSalle Bank N.A.)
  (Acquired 01/29/03; Cost $2,975,000)
  1.04%, 07/01/41(b)(c)(d)                           A-1       --      2,975        2,975,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (West Central, Illinois Educational Project);
  VRD Series 2002 RB
  (LOC-American National Bank & Trust)
  1.05%, 09/01/32(b)(c)                               --   VMIG-1      4,800        4,800,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (World Communications Inc.); VRD Series 2000 RB
  (LOC-LaSalle Bank N.A.)
  1.05%, 08/01/15(b)(c)                               --   VMIG-1      1,000        1,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); VRD Series 2002
  RB (LOC-Fifth Third Bank)
  1.10%, 03/01/32(b)(c)                               --   VMIG-1      3,300        3,300,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Cultural Pooled Financing); VRD
  Series 1998 RB
  (LOC-American National Bank & Trust)
  1.05%, 03/01/28(b)(c)                              A-1       --    $ 5,000   $    5,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Museum of Science & Industry); VRD
  Series 1992 RB
  (LOC-First National Bank)
  1.08%, 10/01/26(b)(c)                               --   VMIG-1      1,300        1,300,000
---------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (National Louis University); VRD
  Series 1999 B RB
  (LOC-American National Bank & Trust)
  1.05%, 06/01/29(b)(c)                              A-1       --      2,300        2,300,000
---------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Northwestern University Project);
  VRD Series 1985 RB
  1.05%, 12/01/25(c)                                  --   VMIG-1      1,000        1,000,000
---------------------------------------------------------------------------------------------
  1.05%, 12/15/25(c)                                  --   VMIG-1      1,800        1,800,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Bensenville Home Society); VRD Series 1989 A
  RB
  (LOC-American National Bank & Trust)
  1.06%, 02/15/19(b)(c)                              A-1       --      1,150        1,150,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Blessing Hospital); VRD Series 1999 B RB
  1.05%, 11/15/29(c)(f)                              A-1   VMIG-1      4,710        4,710,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Cradle Society Project);
  VRD Series 1998 RB (LOC-American National Bank
  & Trust)
  1.08%, 04/01/33(b)(c)                              A-1       --      1,600        1,600,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Decatur Memorial Hospital Project); VRD Series
  1996 A RB
  0.98%, 11/15/24(c)(f)                             A-1+   VMIG-1      1,050        1,050,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Franciscan Eldercare); Refunding VRD Series
  1996 C RB
  (LOC-LaSalle National Bank)
  1.05%, 05/15/26(b)(c)                              A-1       --      1,420        1,420,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Northwestern Memorial Hospital); VRD Series
  1995 RB
  1.10%, 08/15/25(k)                                A-1+   VMIG-1     14,300       14,300,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (OSF HealthCare System); VRD Series 2002 RB
  (LOC-Fifth Third Bank)
  1.12%, 11/15/27(k)                                A-1+   VMIG-1      1,600        1,600,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Peace Memorial Ministries); VRD Series 2003 B
  RB (LOC-LaSalle Bank N.A.)
  1.02%, 08/15/33(b)(c)                              A-1       --     10,000       10,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Resurrection Health); VRD Series 1999 B RB
  1.03%, 05/15/29(c)(f)                              A-1   VMIG-1      2,210        2,210,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities Authority
  (St. Lukes Medical Center); VRD Series 1998 B
  RB
  1.04%, 11/15/23(c)(f)                              A-1   VMIG-1    $ 1,000   $    1,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (University of Chicago Hospitals); VRD Series
  1998 RB
  1.12%, 08/01/26(f)(k)                              A-1   VMIG-1      2,400        2,400,000
---------------------------------------------------------------------------------------------
Illinois (State of) Toll Highway Authority;
  Refunding Toll Highway VRD Series 1998 B RB
  1.07%, 01/01/16(c)(f)                               --   VMIG-1     10,800       10,800,000
---------------------------------------------------------------------------------------------
  1.07%, 01/01/17(c)(f)                               --   VMIG-1      4,600        4,600,000
---------------------------------------------------------------------------------------------
Illinois (State of); Sales Tax First Series 2002
  RB
  5.00%, 06/15/04                                    AAA      Aa3      1,000        1,008,013
---------------------------------------------------------------------------------------------
Illinois (State of); Unlimited Tax Series 2003 GO
  Notes
  2.00%, 04/15/04                                  SP-1+    MIG-1      5,000        5,001,948
---------------------------------------------------------------------------------------------
  1.50%, 05/15/04                                  SP-1+    MIG-1      5,000        5,003,211
---------------------------------------------------------------------------------------------
Kane (County of) (Glenwood School for Boys); VRD
  Series 1993 RB
  (LOC-Harris Trust & Savings Bank)
  1.05%, 02/01/28(b)(c)                             A-1+       --     13,700       13,700,000
---------------------------------------------------------------------------------------------
Lombard (City of) (Clover Creek Apartments
  Project); Multi-Family Housing VRD Series 2000
  RB
  (CEP-Federal National Mortgage Association)
  1.05%, 12/15/30(c)                                A-1+       --     14,855       14,855,000
---------------------------------------------------------------------------------------------
McCook (City of) (Illinois Saint Andrew Society);
  VRD Series 1996 A RB (LOC-Northern Trust Co.)
  1.10%, 12/01/21(b)(c)                             A-1+       --      5,000        5,000,000
---------------------------------------------------------------------------------------------
Orland Hills (City of); Multi-Family Housing VRD
  Series 1995 A RB
  (LOC-LaSalle National Bank)
  1.10%, 12/01/04(b)(c)                              A-1       --      1,470        1,470,000
=============================================================================================
                                                                                  372,384,172
=============================================================================================

INDIANA-2.30%

ABN AMRO Munitops Ctfs. Trust (State of Indiana);
  Multi-State Non-AMT VRD Series 2003-27 RB
  (Acquired 11/12/03; Cost $13,795,000)
  1.14%, 8/11/04(d)(e)(i)(l)(n)                       --    MIG-1     13,795       13,795,000
---------------------------------------------------------------------------------------------
Brownsburg (City of) Independent School Building
  Corp. No. 2; First Meeting Series 1995 RB
  5.95%, 02/01/05(i)(o)                              AAA      Aaa      1,700        1,801,273
---------------------------------------------------------------------------------------------
First Union MERLOTs (County of Porter Jail
  Building Corp.); VRD Series 2001 A58 RB
  (Acquired 11/12/03; Cost $9,420,000)
  1.30%, 11/10/04(d)(e)(i)(j)(n)                      --   VMIG-1      9,420        9,420,000
---------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Advanced Program
  Notes);
  Series 2004 A RN
  2.00%, 01/25/05                                  SP-1+    MIG-1     17,500       17,627,199
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Bond Bank (Midyear Funding
  Program Notes);
  Series 2003 A RN
  1.25%, 04/15/04                                  SP-1+    MIG-1    $ 9,000   $    9,001,092
---------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Pike Township Metro
  School District);
  Series 1995 A RB
  5.80%, 02/01/05(i)(o)                              AAA      Aaa      2,750        2,886,064
---------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Marian College Project); VRD Series
  2003 RB (LOC-Bank One N.A.)
  1.02%, 04/01/24(b)(c)                               --   VMIG-1      1,000        1,000,000
---------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities Financing
  Authority (Community Hospitals Project); VRD
  Series 2000 A RB
  (LOC-Bank of America N.A.)
  1.05%, 07/01/28(b)(c)                             A-1+       --      9,815        9,815,000
---------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities Financing
  Authority (Community Mental Health &
  Rehabilitation); VRD Series 1990 RB
  (LOC-LaSalle National Bank)
  1.07%, 11/01/20(b)(c)                              A-1       --      1,460        1,460,000
---------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities Financing
  Authority (Fayette Memorial Hospital
  Association); VRD Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.17%, 10/01/32(b)(k)                             A-1+       --      3,100        3,100,000
---------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities Financing
  Authority (Hartsfield Village Project); VRD
  Series 1997 B RB
  (LOC-LaSalle National Bank)
  1.02%, 08/15/27(b)(c)                              A-1       --      2,500        2,500,000
---------------------------------------------------------------------------------------------
Miami (County of) Economic Development (Dukes
  Memorial Hospital Project); VRD Series 2000 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 10/01/30(b)(c)                             A-1+       --      1,000        1,000,000
=============================================================================================
                                                                                   73,405,628
=============================================================================================

IOWA-1.51%

Iowa (State of) Finance Authority Retirement
  Community (Deerfield Retirement Community); VRD
  Series 2003 A RB
  (LOC-LaSalle Bank N.A.)
  1.02%, 12/01/33(b)(c)                              A-1       --     15,000       15,000,000
---------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan Authority
  (Graceland Private College); VRD Series 2003 RB
  (LOC-Bank of America N.A.)
  1.10%, 02/01/33(b)(c)                               --   VMIG-1      2,000        2,000,000
---------------------------------------------------------------------------------------------
Iowa (State of) School Corps.; School Cash
  Anticipation Program Series 2004 B Wts. Ctfs.
  2.00%, 01/28/05(f)                                  --    MIG-1      8,000        8,063,984
---------------------------------------------------------------------------------------------
Iowa (State of); Series 2003 TRAN
  2.00%, 06/29/04                                  SP-1+    MIG-1     16,500       16,537,892
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
IOWA-(CONTINUED)

Iowa City (City of) (ACT, Inc.); VRD Series 2001
  RB
  1.22%, 04/01/32(k)                                A-1+       --    $ 6,815   $    6,815,000
=============================================================================================
                                                                                   48,416,876
=============================================================================================

KANSAS-0.44%

Lenexa (City of) Health Care Facilities (Lakeview
  Village Inc.);
  VRD Series 2002 B RB (LOC-LaSalle Bank N.A.)
  1.05%, 05/15/32(b)(c)                              A-1       --      7,500        7,500,000
---------------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities (YMCA of
  Greater Kansas City Project); VRD Series 2002 B
  RB (LOC-Bank of America N.A.)
  1.10%, 11/01/18(b)(c)                               --   VMIG-1      2,900        2,900,000
---------------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities (YMCA
  of Wichita Project); VRD Series 1998 XI RB
  (LOC-Bank of America NT & SA)
  (Acquired 02/15/01; Cost $3,550,000)
  1.10%, 08/01/09(b)(c)(d)                          A-1+       --      3,550        3,550,000
=============================================================================================
                                                                                   13,950,000
=============================================================================================

KENTUCKY-0.95%

Kentucky Area Developing Districts Financing
  Trust (Weekly Acquisition Lease Program-Ewing);
  VRD Series 2000 RB
  (LOC-Wachovia Bank N.A.)
  1.11%, 06/01/33(b)(c)                              A-1       --      5,910        5,910,000
---------------------------------------------------------------------------------------------
Louisville & Jefferson (Counties of) Metropolitan
  Sewer District; Sewer & Drain System Series
  1999 A RB
  6.50%, 05/15/04(f)                                 AAA      Aaa      1,595        1,605,667
---------------------------------------------------------------------------------------------
Newport (City of) League of Cities Funding Trust;
  Lease Program VRD Series 2002 RB (LOC-U.S. Bank
  N.A.)
  1.04%, 04/01/32(b)(c)                               --   VMIG-1     23,000       23,000,000
=============================================================================================
                                                                                   30,515,667
=============================================================================================

LOUISIANA-1.34%

Eagle Tax Exempt Trust (City of New Orleans); VRD
  Series 2000-1801 COP (Acquired 10/10/00; Cost
  $6,000,000)
  1.08%, 12/01/21(c)(d)(e)                          A-1+       --      6,000        6,000,000
---------------------------------------------------------------------------------------------
Kenner (City of); Refunding Sales Tax Series 2003
  RB
  5.00%, 06/01/04(f)                                 AAA      Aaa      1,810        1,822,116
---------------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities Authority
  (Glen Retirement System Project); VRD Series
  2001 RB (LOC-AmSouth Bank)
  (Acquired 08/15/01; Cost $3,490,000)
  1.17%, 09/01/16(b)(c)(d)                            --   VMIG-1      3,490        3,490,000
---------------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities Authority
  (Pennington Medical Foundation Project); VRD
  Series 2001 A RB (LOC-Bank One N.A.)
  1.05%, 07/01/31(b)(c)                               --   VMIG-1     15,000       15,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
LOUISIANA-(CONTINUED)

Louisiana (State of) Offshore
  Term Authority (Loop LLC Project); Refunding
  Deepwater Port VRD Series 1999 RB (LOC-Bank One
  Louisiana)
  1.08%, 10/01/19(b)(c)                              A-1   VMIG-1    $16,400   $   16,400,000
=============================================================================================
                                                                                   42,712,116
=============================================================================================

MARYLAND-1.08%

Anne Arundel (County of); Unlimited Tax Series
  2002 GO
  4.25%, 03/01/05                                    AA+      Aa1      1,740        1,790,483
---------------------------------------------------------------------------------------------
Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); VRD Series
  1997 C RB
  (LOC-Branch Banking & Trust)
  1.05%, 01/01/27(b)(c)                              A-1       --      6,000        6,000,000
---------------------------------------------------------------------------------------------
Gaithersburg (City of) Economic Development
  (Asbury Methodist); VRD Series 1997 A RB
  1.02%, 07/01/27(c)(f)                             A-1+       --      4,130        4,130,000
---------------------------------------------------------------------------------------------
Hyattsville (City of) (Safeway Inc. Projects);
  Refunding VRD Series 1991 IDR (LOC-Deutsche
  Bank Trust Co.)
  1.20%, 06/01/04(b)(h)(i)                           A-1       --      1,055        1,055,000
---------------------------------------------------------------------------------------------
Maryland (State of) Economic Development Corp.
  (Baltimore County Project); Student Housing VRD
  Series 2002 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 11/01/31(b)(c)                              A-1       --     14,250       14,250,000
---------------------------------------------------------------------------------------------
Maryland (State of) Economic Development Corp.
  (YMCA of Central Maryland Inc. Project); VRD
  Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.05%, 04/01/28(b)(c)                               --   VMIG-1      3,600        3,600,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (State of Maryland Health & Higher
  Educational Facilities Authority); VRD Floating
  Rate Trust Ctfs. Series 2003-829 RB
  (Acquired 06/19/03; Cost $3,800,000)
  1.07%, 08/15/38(c)(d)(e)                            --   VMIG-1      3,800        3,800,000
=============================================================================================
                                                                                   34,625,483
=============================================================================================

MASSACHUSETTS-1.37%

Billerica (City of); Limited Tax Series 2004 BAN
  GO
  2.00%, 01/07/05                                  SP-1+    MIG-1     18,000       18,120,475
---------------------------------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency (Boston University); VRD Series 2002 R-2
  RB
  1.01%, 10/01/42(f)(k)                             A-1+   VMIG-1      9,300        9,300,000
---------------------------------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency (Boston University); VRD Series 2002 R-4
  RB
  1.01%, 10/01/42(f)(k)                             A-1+   VMIG-1     13,840       13,840,000
---------------------------------------------------------------------------------------------
Massachusetts (State of) Water Resources
  Authority; Series 1993 C RB
  5.25%, 12/01/04(i)(o)                              AAA      Aaa      1,460        1,529,033
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
MASSACHUSETTS-(CONTINUED)

Massachusetts (State of); Ltd Tax Consolidated
  Loan Series 1994 B GO
  6.00%, 08/01/04(i)(o)                              NRR      NRR    $   975   $    1,010,524
=============================================================================================
                                                                                   43,800,032
=============================================================================================

MICHIGAN-3.69%

Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); Limited Tax
  VRD Series 1998 IDR
  (LOC-Comerica Bank)
  1.05%, 10/01/23(b)(c)(m)                            --       --      8,900        8,900,000
---------------------------------------------------------------------------------------------
Detroit (City of) Economic Development Corp.
  (Waterfront Reclamation); VRD Series 1999 B RB
  (LOC-Bank of America NT & SA)
  1.05%, 05/01/09(b)(c)                             A-1+      P-1      3,000        3,000,000
---------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (City of Detroit School
  District); Unlimited Tax VRD Series 2002-6014
  Class A COP (Acquired 11/06/02; Cost
  $7,105,000)
  1.08%, 05/01/32(c)(d)(e)                          A-1+       --      7,105        7,105,000
---------------------------------------------------------------------------------------------
Eaton Rapids (City of) Public Schools; Unlimited
  Tax Series 1995 GO
  5.50%, 05/01/04(i)(o)                              AAA      Aaa      1,000        1,013,700
---------------------------------------------------------------------------------------------
First Union MERLOTs (City of Detroit Sewage
  Disposal System); VRD Series 2001 A112 RB
  (Acquired 10/31/01; Cost $4,920,000)
  1.10%, 07/01/32(c)(d)(e)                            --   VMIG-1      4,920        4,920,000
---------------------------------------------------------------------------------------------
  VRD Series 2003 B41 RB (Acquired 07/09/03; Cost
  $4,520,000)
  1.10%, 07/01/26(c)(d)(e)                            --   VMIG-1      4,520        4,520,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (City of Detroit Water Supply
  System); VRD Series 2000 D RB (Acquired
  01/21/00; Cost $10,000,000)
  1.10%, 07/01/29(c)(d)(e)                            --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (State of Michigan Hospital
  Finance Authority); VRD Series 1997 X RB
  (Acquired 12/12/03; Cost $15,000,000)
  1.10%, 08/15/24(c)(d)(e)                            --   VMIG-1     15,000       15,000,000
---------------------------------------------------------------------------------------------
Jackson (County of) Economic Development Corp.
  (Vista Grande Villa); Refunding Limited VRD
  Series 2001 A RB
  (LOC-LaSalle National Bank)
  1.10%, 11/01/31(b)(k)                              A-1       --      1,100        1,100,000
---------------------------------------------------------------------------------------------
Michigan (State of) Comprehensive Transportation
  Fund;
  Series 2002 B RB
  4.00%, 05/15/04                                    AAA      Aa3      1,300        1,304,573
---------------------------------------------------------------------------------------------
Michigan (State of) Housing Development Authority
  (Parks of Taylor Apartments); Multi-Family VRD
  Series 2002 A RB
  (CEP-Federal National Mortgage Association)
  1.03%, 08/15/32(c)                                A-1+       --      2,135        2,135,000
---------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority;
  Series 2003 B-2 RN (LOC-J.P. Morgan Chase &
  Co.)
  2.00%, 08/23/04(b)                               SP-1+       --      8,000        8,030,220
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Michigan (State of) Strategic Fund (Van Andel
  Research Institute Project); Limited Tax VRD
  Series 1997 RB
  (LOC-Standard Federal Bank)
  1.02%, 11/01/27(b)(c)                              A-1       --    $13,300   $   13,300,000
---------------------------------------------------------------------------------------------
Michigan (State of); Unlimited Tax Notes Series
  2004 GO
  2.00%, 09/30/04                                  SP-1+    MIG-1     15,000       15,075,846
---------------------------------------------------------------------------------------------
Oakland (County of) Economic Development Corp.
  (Rochester College Project); Limited Obligation
  VRD Series 2001 RB
  (LOC-Bank One Michigan)
  1.12%, 08/01/21(b)(c)                               --   VMIG-1      3,111        3,111,000
---------------------------------------------------------------------------------------------
Southfield (City of) (Lawrence Tech University
  Project); Economic Development VRD Series 2001
  RB (LOC-Bank One Michigan N.A.)
  1.08%, 10/01/31(b)(c)                              A-1       --      6,000        6,000,000
---------------------------------------------------------------------------------------------
Traverse City (City of) Area Public Schools;
  Refunding Unlimited Tax Series 1994 GO
  4.55%, 05/01/04(f)                                 AAA      Aaa      1,000        1,002,820
---------------------------------------------------------------------------------------------
University of Michigan; Refunding Hospital VRD
  Series 1992 A RB
  1.08%, 12/01/19(k)                                A-1+   VMIG-1     12,550       12,550,000
=============================================================================================
                                                                                  118,068,159
=============================================================================================

MINNESOTA-3.99%

Golden Valley (City of) (Unicare Homes Inc.
  Project); VRD Series 1984 IDR (LOC-Bank of
  America N.A.)
  1.02%, 09/01/14(b)(c)                             A-1+       --      3,900        3,900,000
---------------------------------------------------------------------------------------------
J.P. Morgan PUTTERs (State of Minnesota Public
  Facilities Authority); VRD Drinking Water
  Series 2002-319 COP (Acquired 07/31/03; Cost
  $14,060,000)
  1.05%, 03/01/21(c)(d)(e)                           A-1       --     14,060       14,060,000
---------------------------------------------------------------------------------------------
Minneapolis (City of) (Minnehaha Academy
  Project); VRD Series 2001 RB (LOC-Firstar Bank
  N.A.)
  1.22%, 05/01/26(b)(k)(m)                            --       --      2,500        2,500,000
---------------------------------------------------------------------------------------------
Minneapolis-St. Paul (Cities of) Metropolitan
  Council of Minnesota; Unlimited Tax Series 2002
  D GO
  5.00%, 02/01/05                                    AAA      Aaa      1,190        1,228,470
---------------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities (Mayo
  Foundation); Commercial Paper Notes Series
  2000A
  0.98%, 05/19/04                                   A-1+       --      7,000        7,000,000
---------------------------------------------------------------------------------------------
  Series 2000 B
  0.95%, 05/12/04                                   A-1+       --     20,500       20,500,000
---------------------------------------------------------------------------------------------
  Series 2000 C
  0.95%, 04/08/04                                   A-1+       --     33,500       33,500,000
---------------------------------------------------------------------------------------------
  Series 2001 A
  0.95%, 04/13/04                                   A-1+       --     15,000       15,000,000
---------------------------------------------------------------------------------------------
  Series 2001 B
  0.95%, 04/13/04                                   A-1+       --     10,600       10,600,000
---------------------------------------------------------------------------------------------
  Series F
  0.98%, 05/19/04                                   A-1+       --      5,000        5,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

St. Paul (City of) Housing & Redevelopment
  Authority (Science Museum of Minnesota); VRD
  Series 1997 A RB
  (LOC-First Interstate Bank)
  1.07%, 05/01/27(b)(c)                               --   VMIG-1    $14,260   $   14,260,000
=============================================================================================
                                                                                  127,548,470
=============================================================================================

MISSISSIPPI-1.15%

ABN AMRO Munitops Ctfs. Trust (State of
  Mississippi Development Board-Jackson Water &
  Sewer); Multi-State Non-AMT VRD Series 2002-22
  Ctfs. (Acquired 09/10/03; Cost $9,995,000)
  1.20%, 6/23/04(d)(e)(i)(l)(n)                       --   VMIG-1      9,995        9,995,000
---------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (State of Mississippi);
  Unlimited Tax VRD Series 2002-6018 Class A COP
  (Acquired 11/20/02; Cost $3,200,000) 1.08%,
  11/01/22(c)(d)(e)                                 A-1+       --      3,200        3,200,000
---------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Jackson Medical Mall); VRD Series 2000 A RB
  (LOC-Bank One Louisiana)
  1.05%, 11/01/18(b)(c)                              A-1       --      4,800        4,800,000
---------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Mississippi College Project); VRD Series 2003
  RB (LOC-AmSouth Bank) 1.17%, 07/01/23(b)(c)         --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
University of Mississippi Educational Building
  Corp. (Campus Improvements Project); VRD Series
  2000 RB
  1.09%, 10/01/20(c)(f)                               --   VMIG-1      8,690        8,690,000
=============================================================================================
                                                                                   36,685,000
=============================================================================================

MISSOURI-0.65%

Missouri (State of) Development Finance Board
  (Southeast Missouri State University);
  Educational Facilities VRD Series 2003 B RB
  (LOC-U.S. Bank N.A.)
  1.05%, 10/01/23(b)(c)                             A-1+       --      5,750        5,750,000
---------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Lutheran Senior
  Services); VRD Series 2000 RB (LOC-Firstar Bank
  N.A.)
  1.05%, 02/01/31(b)(c)                               --   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Southwest Baptist
  University Project); VRD Series 2003 RB
  (LOC-Bank of America N.A.)
  1.17%, 10/01/33(b)(k)                             A-1+       --      5,950        5,950,000
---------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); VRD Series 1985 B RB
  1.08%, 09/01/10(c)                                A-1+   VMIG-1      1,200        1,200,000
---------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Friendship Village of South County);
  VRD Series 2002 B IDR (LOC-LaSalle Bank N.A.)
  1.05%, 09/01/22(b)(c)                              A-1       --      2,915        2,915,000
=============================================================================================
                                                                                   20,815,000
=============================================================================================

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------

MONTANA-0.37%

Montana (State of) Facility Finance Authority
  (Mission Ridge Project); VRD Series 2002 RB
  (LOC-LaSalle Bank N.A.)
  1.05%, 08/01/27(b)(c)(g)                            --       --    $ 6,900   $    6,900,000
---------------------------------------------------------------------------------------------
Montana (State of); Unlimited Tax Series 2003
  TRAN GO
  2.00%, 06/30/04                                  SP-1+    MIG-1      5,000        5,012,000
=============================================================================================
                                                                                   11,912,000
=============================================================================================

NEBRASKA-1.34%

Nebhelp Inc.; Multi-Mode VRD Series 1985 A RB
  1.10%, 12/01/15(c)(f)                             A-1+   VMIG-1      5,995        5,995,000
---------------------------------------------------------------------------------------------
Nebhelp Inc.; Multi-Mode VRD Series 1985 B RB
  1.10%, 12/01/15(c)(f)                             A-1+   VMIG-1      3,590        3,590,000
---------------------------------------------------------------------------------------------
Nebhelp Inc.; Multi-Mode VRD Series 1985 D RB
  1.10%, 12/01/15(c)(f)                             A-1+   VMIG-1      5,865        5,865,000
---------------------------------------------------------------------------------------------
Nebhelp Inc.; Multi-Mode VRD Series 1985 E RB
  1.10%, 12/01/15(c)(f)                             A-1+   VMIG-1     27,335       27,335,000
=============================================================================================
                                                                                   42,785,000
=============================================================================================

NEVADA-0.86%

ABN AMRO Munitops Ctfs. Trust (County of Washoe);
  Refunding VRD Limited Tax Series 2001-24 Single
  Asset Trust Ctfs. (Acquired 06/21/01; Cost
  $5,500,000)
  1.12%, 07/01/09(c)(d)(e)                            --   VMIG-1      5,500        5,500,000
---------------------------------------------------------------------------------------------
Carson (City of) (Carson-Tahoe Hospital Project);
  Hospital VRD Series 2003 B RB
  (LOC-U.S. Bank N.A.)
  1.02%, 09/01/33(b)(c)                             A-1+       --     18,000       18,000,000
---------------------------------------------------------------------------------------------
Clark (County of); Refunding Limited Tax Series
  1998 B GO
  5.25%, 11/01/04                                     AA      Aa2      2,245        2,298,523
---------------------------------------------------------------------------------------------
Nevada (State of); Capital Improvements Limited
  Tax Series 1996 A GO
  6.00%, 05/15/04(o)                                 NRR      NRR      1,530        1,539,031
=============================================================================================
                                                                                   27,337,554
=============================================================================================

NEW HAMPSHIRE-0.64%

Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (New Hampshire Higher Education & Health
  Facilities Authority); Refunding VRD Series
  2003-772 RB (Acquired 01/22/03; Cost
  $5,475,000)
  1.08%, 01/01/17(c)(d)(e)                           A-1       --      5,475        5,475,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (New Hampshire Higher Educational &
  Health Facilities Authority); Refunding VRD
  Series 2003-866 RB (Acquired 10/23/03; Cost
  $7,485,000)
  1.08%, 08/15/21(c)(d)(e)                           A-1       --      7,485        7,485,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
NEW HAMPSHIRE-(CONTINUED)

New Hampshire (State of) Health & Educational
  Facilities Authority (Kendal at Hanover Issue);
  VRD Series 2000 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 10/01/30(b)(c)                              A-1       --    $ 7,455   $    7,455,000
=============================================================================================
                                                                                   20,415,000
=============================================================================================

NEW JERSEY-0.19%

Union (County of) Industrial Pollution Control
  Financing Authority (Exxon Mobil Corp.
  Project); Refunding Pollution Control VRD
  Series 1994 RB
  1.07%, 07/01/33(k)                                A-1+       --      6,200        6,200,000
=============================================================================================

NEW MEXICO-0.04%

Dona Ana (County of) Gross Receipts Tax;
  Refunding & Improvement Series 1998 RB
  5.00%, 06/01/04(f)                                  --      Aaa      1,200        1,207,819
=============================================================================================

NEW YORK-0.34%

ABN AMRO Munitops Ctfs. Trust (Triborough Bridge
  & Tunnel Authority); VRD Series 2002-31 Non-AMT
  Ctfs. (Acquired 03/24/04; Cost $10,000,000)
  1.07%, 11/15/10(c)(d)(e)                            --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
New York (State of); Unlimited Tax Series 1994 B1
  GO
  7.20%, 08/15/04(i)(o)                              NRR      NRR      1,000        1,032,676
=============================================================================================
                                                                                   11,032,676
=============================================================================================

NORTH CAROLINA-2.29%

Albemarle (City of) Hospital Authority;
  Healthcare Facilities VRD Series 2000 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 10/01/15(b)(c)                              A-1       --      5,900        5,900,000
---------------------------------------------------------------------------------------------
Dare (County of); Utility System Series 1994 RB
  5.75%, 06/01/04(i)(o)                              AAA      Aaa      1,000        1,027,777
---------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (NCA&T University Foundation);
  Student Housing Facilities VRD Series 2001 RB
  (LOC-Wachovia Bank N.A.)
  1.10%, 07/01/32(b)(c)                               --   VMIG-1     18,745       18,745,000
---------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Financing Agency (Elon College); VRD Series
  2001 A RB (LOC-Bank of America N.A.)
  1.05%, 01/01/14(b)(c)(g)                            --       --      4,500        4,500,000
---------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Financing Agency (Goodwill Community Foundation
  Project); VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.05%, 04/01/22(b)(c)(g)                            --       --      2,260        2,260,000
---------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Financing Agency (Wolfpak Club Project); VRD
  Series 2002 RB (LOC-Bank of America N.A.)
  1.05%, 04/01/12(b)(g)                               --       --      9,500        9,500,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Medical Care Commission
  (Cleveland Regional Medical Center Project);
  Health Care Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.05%, 01/01/18(b)(c)(g)                            --       --    $19,437   $   19,437,000
---------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care Commission
  (Lutheran Retirement Project); VRD Series 1999
  RB
  (LOC-Bank of America N.A.) (Acquired 12/01/03;
  Cost $1,785,000) 1.05%, 01/01/19(b)(c)(d)(g)        --       --      1,785        1,785,000
---------------------------------------------------------------------------------------------
Wake (County of); Public Improvement Unlimited
  Tax Series 2004 GO
  3.00%, 03/01/05                                    AAA      Aaa     10,000       10,171,800
=============================================================================================
                                                                                   73,326,577
=============================================================================================

OHIO-5.20%

Akron (City of) (Community Learning Centers);
  Income Tax Series 2004 B RB
  2.00%, 12/01/04(f)                                 AAA      Aaa      1,000        1,005,952
---------------------------------------------------------------------------------------------
Allen (County of); Refunding Limited Tax Series
  2002 GO
  1.70%, 12/01/04(f)                                  --      Aaa      1,000        1,004,298
---------------------------------------------------------------------------------------------
Butler (County of) Healthcare Facilities
  (Lifesphere Project):
  Refunding & Improvement Series 2002 RB
  (LOC-U.S. Bank N.A.)
  1.02%, 05/01/27(b)(c)                              A-1       --      8,500        8,500,000
---------------------------------------------------------------------------------------------
Cambridge (City of) (Regional Medical Center
  Project); Refunding & Improvement Hospital
  Facilities VRD Series 2001 RB
  (LOC-National City Bank)
  1.06%, 12/01/21(b)(c)                               --   VMIG-1     11,515       11,515,000
---------------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran Village
  Project); Health Care VRD Series 1994 RB
  (LOC-National City Bank)
  1.07%, 11/01/13(b)(c)                               --   VMIG-1      2,130        2,130,000
---------------------------------------------------------------------------------------------
Cincinnati (City of) School District; Unlimited
  Tax Series 2003 BAN GO
  1.65%, 09/10/04                                     --    MIG-1      8,000        8,019,262
---------------------------------------------------------------------------------------------
Cuyahoga (County of) Continuing Care Facilities;
  Refunding VRD Series 1999 RB (LOC-LaSalle
  National Bank)
  1.02%, 02/01/29(b)(c)                             A-1+       --     22,985       22,985,000
---------------------------------------------------------------------------------------------
Cuyahoga (County of) Health Care Facilities
  (Judson Retirement Community); Refunding VRD
  Series 2000 RB
  (LOC-National City Bank)
  1.05%, 11/15/19(b)(c)                              A-1       --        800          800,000
---------------------------------------------------------------------------------------------
Kettering (City of) School District; Series 2004
  BAN
  2.00%, 07/22/04                                     --    MIG-1     15,000       15,047,305
---------------------------------------------------------------------------------------------
Lorain (County of) (Elyria United Methodist
  Village); Hospital Refunding VRD Series 1996 B
  RB (LOC-Bank One N.A.)
  1.04%, 06/01/12(b)(c)                              A-1   VMIG-1      5,110        5,110,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Lorain (County of) (EMH Regional Medical Center
  Project); Hospital Facilities VRD Series 2001
  RB (LOC-National City Bank)
  1.09%, 05/01/26(b)(c)(m)                            --       --    $15,385   $   15,385,000
---------------------------------------------------------------------------------------------
Lorain (County of) Independent Living Facilities
  (Elyria United Methodist Project); VRD Series
  1999 RB (LOC-Bank One N.A.)
  1.04%, 06/01/25(b)(c)                              A-1       --      9,495        9,495,000
---------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities (Forum
  Health Obligation Group); VRD Series 1997 B RB
  1.03%, 12/01/28(c)(f)                             A-1+   VMIG-1      6,000        6,000,000
---------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities (Forum
  Health Obligation Group); VRD Series 2002 B RB
  (LOC-Fifth Third Bank)
  1.06%, 12/01/27(b)(c)                               --   VMIG-1      7,200        7,200,000
---------------------------------------------------------------------------------------------
Mahoning Valley (City of) Sanitation District;
  Water Series 1994 RB
  7.75%, 05/15/04(i)(o)                              NRR      NRR      8,000        8,224,306
---------------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  Hospital Improvement VRD Series 1990 RB
  (LOC-Bank One N.A.)
  1.05%, 08/01/20(b)(c)                              A-1       --      4,745        4,745,000
---------------------------------------------------------------------------------------------
Middleburg Heights (City of) (Southwest General
  Health Center); Hospital Improvement VRD Series
  1997 RB
  (LOC-Fifth Third Bank)
  1.06%, 08/15/22(b)(c)                             A-1+       --      5,615        5,615,000
---------------------------------------------------------------------------------------------
Montgomery (County of) (St. Vincent DePaul
  Society); Limited Obligation VRD Series 1996 RB
  (LOC-National City Bank)
  1.06%, 12/01/10(b)(c)                              A-1       --      2,100        2,100,000
---------------------------------------------------------------------------------------------
Ohio (State of) Air Quality Development Authority
  (Timken Project); Refunding Multi-Modal VRD
  Series 2001 RB
  (LOC-Fifth Third Bank)
  1.04%, 11/01/25(b)(c)                             A-1+   VMIG-1      2,530        2,530,000
---------------------------------------------------------------------------------------------
Ohio (State of) Water Development Authority
  (Timken Project); Refunding Multi-Modal VRD
  Series 2001 RB
  (LOC-Northern Trust Co.)
  1.04%, 11/01/25(b)(c)                             A-1+   VMIG-1     10,200       10,200,000
---------------------------------------------------------------------------------------------
Plain (City of) School District; Series 2003 RAN
  2.00%, 05/20/04(m)                                  --       --      1,000        1,001,271
---------------------------------------------------------------------------------------------
Portage (County of) (Robinson Memorial Hospital);
  VRD Series 2002 RB (LOC-Bank One N.A.)
  1.06%, 05/01/17(b)(c)                               --   VMIG-1      6,635        6,635,000
---------------------------------------------------------------------------------------------
Solon (City of); Unlimited Tax Series 2003 BAN GO
  2.00%, 12/09/04(m)                                  --       --      2,800        2,816,567
---------------------------------------------------------------------------------------------
Twinsburg (City of) School District; Refunding
  Unlimited Tax Series 2004 GO
  2.00%, 12/01/04(f)                                  --      Aaa      1,800        1,811,322
---------------------------------------------------------------------------------------------
Warren (County of) Health Care Facilities
  (Otterbein); Refunding & Improvement VRD Series
  1998 A RB (LOC-Fifth Third Bank)
  1.07%, 07/01/21(b)(c)                             A-1+       --      1,340        1,340,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Youngstown (City of) School District; Unlimited
  Tax Series 2003-3 BAN 2.00%, 05/05/04               --    MIG-1    $ 5,000   $    5,004,616
=============================================================================================
                                                                                  166,219,899
=============================================================================================

OKLAHOMA-1.48%

Oklahoma (County of) Finance Authority (Oxford
  Oaks Apartments Projects); Refunding
  Multi-Family Housing VRD Series 2000 RB
  (CEP-Federal National Mortgage Association)
  1.04%, 07/15/30(c)                                A-1+       --     27,695       27,695,000
---------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance Authority
  (Capitol Dome Project); VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.12%, 06/01/11(b)(c)                             A-1+       --      4,555        4,555,000
---------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resource Board; Loan
  Program Notes Series 2003 A RB
  0.87%, 04/01/04(h)(i)                             A-1+       --     14,990       14,990,000
=============================================================================================
                                                                                   47,240,000
=============================================================================================

OREGON-0.24%

Oregon (State of) Health, Housing, Educational &
  Cultural Facilities Authority (Quatama Crossing
  LLC Housing Project); VRD Series 1998 RB
  (LOC-U.S. Bank N.A.)
  1.07%, 01/01/31(b)(c)                               --      Aa2      7,540        7,540,000
=============================================================================================

PENNSYLVANIA-3.23%

ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building Authority);
  Non-AMT VRD Series 2001-30 Ctfs. (Acquired
  10/31/02; Cost $5,000,000)
  1.11%, 09/01/09(c)(d)(e)                            --   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building Authority);
  Non-AMT VRD Series 2003-24 Ctfs. (Acquired
  03/08/04; Cost $7,000,000)
  1.11%, 06/01/11(c)(d)(e)                            --   VMIG-1      7,000        7,000,000
---------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (ACES-Presbyterian University
  Hospital); VRD Series 1988 B1 RB
  (LOC-Bank One N.A.)
  1.05%, 03/01/18(b)(c)                               --   VMIG-1      2,085        2,085,000
---------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (Presbyterian Health Center); VRD
  Series 1990 A RB
  1.02%, 03/01/20(c)(f)                             A-1+   VMIG-1      4,470        4,470,000
---------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (Presbyterian Health Center); VRD
  Series 1990 D RB
  1.02%, 03/01/20(c)(f)                             A-1+   VMIG-1      1,300        1,300,000
---------------------------------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority (Carnegie Museums of Pittsburgh); VRD
  Series 2002 IDR (LOC-Citizens Bank of
  Pennsylvania)
  1.15%, 08/01/32(b)(c)                               --   VMIG-1      2,000        2,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Altoona (City of) Authority; Water Series 1994 A
  RB
  6.50%, 11/01/04(i)(o)                              AAA       --    $ 1,700   $    1,786,650
---------------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Lutheran Services); Health Care VRD
  Series 1998 A IDR
  1.02%, 01/01/28(c)(f)                               --   VMIG-1     11,310       11,310,000
---------------------------------------------------------------------------------------------
Chartiers Valley (Community of) Industrial and
  Commercial Development Authority (Asbury Villas
  Project); VRD Series 2000 B IDR (LOC-LaSalle
  Bank N.A.)
  1.05%, 12/01/30(b)(c)                              A-1       --      3,000        3,000,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Delaware Valley
  Regional); VRD Series 2001-3801 COP (Acquired
  06/04/01; Cost $8,900,000)
  1.08%, 08/01/28(c)(d)(e)                          A-1+       --      8,900        8,900,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Pennsylvania);
  VRD Series 94-3802 COP (Acquired 01/29/03; Cost
  $1,295,000)
  1.08%, 05/01/17(c)(d)(e)                          A-1+               1,295        1,295,000
---------------------------------------------------------------------------------------------
First Union MERLOTS (City of Scranton & County of
  Lackawanna Health & Welfare Authority); VRD
  Series 2002 A-18 RB
  (Acquired 03/22/02; Cost $2,865,000)
  1.10%, 03/01/15(c)(d)(e)                            --   VMIG-1      2,865        2,865,000
---------------------------------------------------------------------------------------------
Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital Obligation);
  Health Care VRD Series 2000 IDR
  1.12%, 12/01/24(c)(f)                              A-1       --      3,575        3,575,000
---------------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Co-Op); Pollution
  Control VRD Series 1984 IDR (LOC-Rabobank
  Nederland)
  1.03%, 10/01/14(b)(j)                             A-1+       --      7,480        7,480,000
---------------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Corp.); Pollution
  Control VRD Series 1984 IDR (LOC-Rabobank
  Nederland)
  1.03%, 06/01/14(b)(j)                             A-1+       --      1,105        1,105,000
---------------------------------------------------------------------------------------------
Lower Southampton (Township of); Unlimited Tax
  Series 1994 GO
  5.90%, 05/15/04(i)(o)                              AAA      Aaa      1,000        1,005,832
---------------------------------------------------------------------------------------------
Northeastern Hospital & Education Authority
  (Wilkes University Project); VRD Series 2002 B
  RB (LOC-Wachovia Bank N.A.)
  1.02%, 10/01/30(b)(c)                               --   VMIG-1      1,500        1,500,000
---------------------------------------------------------------------------------------------
Philadelphia (City of) Industrial Development
  Authority (Fox Chase Cancer Center); VRD Series
  2001 IDR
  (LOC-JP Morgan Chase & Co.)
  1.12%, 07/01/10(b)(k)                             A-1+      P-1      4,000        4,000,000
---------------------------------------------------------------------------------------------
Philadelphia (City of) Industrial Development
  Authority (Girard Estate Aramark Project); VRD
  Series 2002 IDR (LOC-JP Morgan Chase Bank &
  Co.)
  1.00%, 06/01/32(b)(c)                             A-1+       --     25,400       25,400,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Philadelphia (City of) Industrial Development
  Authority (Girard Estate Facilities Leasing);
  VRD Series 2001 IDR
  (LOC-Morgan Guaranty Trust)
  1.00%, 11/01/31(b)(c)                             A-1+       --    $ 1,400   $    1,400,000
---------------------------------------------------------------------------------------------
Washington (County of) Authority (Girard Estate
  Project); Refunding VRD Series 1999 RB
  (LOC-Chase Manhattan Bank (The)) (Acquired
  03/18/04; Cost $2,000,000)
  1.00%, 06/01/27(b)(c)(d)                          A-1+       --      2,000        2,000,000
---------------------------------------------------------------------------------------------
Washington (County of) Authority (Higher
  Education Pooled Equipment Lease); Lease VRD
  Series 1985 RB (LOC-Wachovia Bank)
  1.06%, 11/01/05(b)(c)                               --   VMIG-1      4,890        4,890,000
=============================================================================================
                                                                                  103,367,482
=============================================================================================

SOUTH CAROLINA-3.75%

Charleston (County of) School District; Unlimited
  Tax
  Series 2004 BAN GO
  2.00%, 11/04/04                                  SP-1+    MIG-1     20,000       20,122,169
---------------------------------------------------------------------------------------------
Cherokee (County of) (Newark Electric Division);
  Industrial VRD Series 1985 RB (LOC-LaSalle Bank
  N.A.)
  1.05%, 12/01/15(b)(c)                              A-1       --      6,500        6,500,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of South Carolina
  Public Service Authority); VRD Series 2000-4001
  Class A COP (Acquired 09/08/00; Cost
  $10,100,000)
  1.08%, 01/01/22(c)(d)(e)                          A-1+       --     10,100       10,100,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (State of South Carolina
  Public Service Authority); VRD Series 2000 L RB
  (Acquired 02/25/00; Cost $11,590,000)
  1.10%, 01/01/22(c)(d)(e)                            --   VMIG-1     11,590       11,590,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (State of South Carolina Transportation
  Infrastructure); Floating Rate Trust Ctfs. VRD
  Series 2002-728 RB (Acquired 11/13/02; Cost
  $7,185,000) 1.07%, 10/01/22(c)(d)(e)               A-1       --      7,185        7,185,000
---------------------------------------------------------------------------------------------
Oconee (County of) (Duke); Refunding Pollution
  Control VRD Series 1993 RB (LOC-Bank One Trust
  Co.)
  1.05%, 02/01/17(b)(c)                               --      P-1      6,000        6,000,000
---------------------------------------------------------------------------------------------
Piedmont (City of) Municipal Power Agency;
  Refunding Electric VRD Series 2002 B RB
  1.05%, 01/01/18(c)(f)                              A-1   VMIG-1     32,700       32,700,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Educational Facilities
  Authority for Non-Profit Institutions (Morris
  College Project); VRD Series 1997 RB
  (LOC-Bank of America N.A.) (Acquired 07/30/02;
  Cost $2,300,000)
  1.10%, 07/01/17(b)(c)(d)                          A-1+       --      2,300        2,300,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Educational Facilities
  Authority for Non-Profit Institutions (The
  Allen University Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.) (Acquired 03/27/01;
  Cost $2,840,000) 1.10%, 09/01/18(b)(c)(d)         A-1+       --      2,840        2,840,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Children's Home
  Project); Economic Development VRD Series 2003
  RB (LOC-Branch Banking & Trust)
  1.05%, 03/01/23(b)(c)                               --   VMIG-1    $ 3,000   $    3,000,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Piedmont
  Foundation Project); Economic Development VRD
  Series 2002 RB (LOC-Bank of America N.A.)
  1.10%, 09/01/32(b)(c)(g)                            --       --      4,000        4,000,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.) (Acquired 07/23/02;
  Cost $2,775,000)
  1.10%, 09/01/18(b)(c)(d)                          A-1+       --      2,775        2,775,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Coastal Carolina
  University Project); Student Housing VRD Series
  2003 A RB (LOC-Wachovia Bank N.A.)
  1.01%, 07/01/35(b)(c)                              A-1       --      6,125        6,125,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Presbyterian Home of
  South Carolina Project); Economic Development
  VRD Series 2003 A RB (LOC-Wachovia Bank N.A)
  1.07%, 04/01/20(b)(c)                              A-1       --      4,535        4,535,000
=============================================================================================
                                                                                  119,772,169
=============================================================================================

TENNESSEE-7.72%

Clarksville (City of) Public Building Authority
  (Tennessee Municipal Bond Fund); Pooled Funding
  VRD Series 1997 RB
  (LOC-Bank of America N.A.) (Acquired 10/20/03;
  Cost $3,150,000)
  1.05%, 11/01/27(b)(c)(d)                            --   VMIG-1      3,150        3,150,000
---------------------------------------------------------------------------------------------
Clarksville (City of) Public Building Authority
  (Tennessee Municipal Bond Fund); Pooled Funding
  VRD Series 1999 RB
  (LOC-Bank of America N.A.) (Acquired 01/15/04;
  Cost $30,500,000)
  1.05%, 06/01/29(b)(c)(d)                            --   VMIG-1     30,500       30,500,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chattanooga); VRD
  Series 2000-4202 COP (Acquired 10/10/00; Cost
  $14,040,000)
  1.08%, 10/01/27(c)(d)(e)                          A-1+       --     14,040       14,040,000
---------------------------------------------------------------------------------------------
Hamilton (County of) Industrial Development Board
  (Tennessee Aquarium Project); VRD Series 1991
  IDR
  1.05%, 07/01/21(b)(c)                             A-1+       --      2,500        2,500,000
---------------------------------------------------------------------------------------------
Jackson (City of) Energy Authority; Electric
  Systems VRD Series 2003 B RB
  1.05%, 11/01/26(c)(f)                               --   VMIG-1     12,700       12,700,000
---------------------------------------------------------------------------------------------
Jackson (City of) Energy Authority; Wastewater
  Systems VRD Series 2002 RB
  1.05%, 12/01/22(c)(f)                               --   VMIG-1     23,435       23,435,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Jackson (City of) Health & Educational Facilities
  Board (Trinity Christian Academy); Educational
  Facilities VRD Series 2002 RB
  (LOC-AmSouth Bank)
  1.17%, 03/01/22(b)(c)                               --   VMIG-1    $ 5,400   $    5,400,000
---------------------------------------------------------------------------------------------
Knox (County of) Health Education & Housing
  Facility Board (Volunteer Student Housing LLC
  Project); Student Housing VRD Series 2002 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 09/01/34(b)(c)                               --   VMIG-1     27,020       27,020,000
---------------------------------------------------------------------------------------------
Memphis (City of); Electric System Sub-Series
  2003 A RB
  2.00%, 12/01/04                                    AA-      Aa3     10,000       10,056,093
---------------------------------------------------------------------------------------------
Metropolitan Government (City of Nashville &
  County of Davidson) Health & Education
  Facilities Board (Adventist Health System); VRD
  Series 1997 A RB (LOC-SunTrust Bank of Central
  Florida)
  1.02%, 11/15/27(b)(c)                             A-1+   VMIG-1      2,800        2,800,000
---------------------------------------------------------------------------------------------
Metropolitan Government (City of Nashville &
  County of Davidson) Health & Education
  Facilities Board (Adventist/Sunbelt); VRD
  Series 1996 A RB (LOC-SunTrust Bank of Central
  Florida)
  1.02%, 11/15/26(b)(c)                             A-1+   VMIG-1      3,200        3,200,000
---------------------------------------------------------------------------------------------
Metropolitan Government (City of Nashville &
  County of Davidson) Health & Education
  Facilities Board (Park at Hermitage Project);
  VRD Series 2004 RB (CEP-Federal National
  Mortgage Association)
  1.03%, 02/15/34(c)                                  --   VMIG-1      6,645        6,645,000
---------------------------------------------------------------------------------------------
Metropolitan Government (City of Nashville &
  County of Davidson) Health & Education
  Facilities Board (Vanderbilt University); VRD
  Series 2002 B RB
  1.10%, 10/01/32(k)                                A-1+   VMIG-1      3,200        3,200,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (City of Nashville & County of Davidson);
  Unlimited Tax Series 2003-871 GO
  (Acquired 11/17/03; Cost $4,995,000)
  1.07%, 10/15/10(c)(d)(e)                            --   VMIG-1      4,995        4,995,000
---------------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Local Government Public Improvement); VRD
  Series 1995 A RB
  1.05%, 06/01/15(c)(f)                               --   VMIG-1      5,570        5,570,000
---------------------------------------------------------------------------------------------
  VRD Series 1995 B-2 RB
  1.05%, 06/01/06(c)(f)                               --   VMIG-1      1,210        1,210,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 I A-1 RB
  1.05%, 06/01/22(c)(f)                               --   VMIG-1      5,900        5,900,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 II B-1 RB
  1.05%, 06/01/25(c)(f)                               --   VMIG-1      1,200        1,200,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 II E-1 RB
  1.05%, 06/01/21(c)(f)                               --   VMIG-1      2,100        2,100,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 II E-3 RB
  1.05%, 06/01/10(c)(f)                               --   VMIG-1      1,500        1,500,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 II E-5 RB
  1.05%, 06/01/17(c)(f)                               --   VMIG-1      1,390        1,390,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

  VRD Series 1997 II F-1 RB
  1.05%, 06/01/17(c)(f)                               --   VMIG-1    $ 1,335   $    1,335,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 II F-5 RB
  1.05%, 06/01/27(c)(f)                               --   VMIG-1      2,315        2,315,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III A-4 RB
  1.05%, 06/01/17(c)(f)                               --   VMIG-1        300          300,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III B-2 RB
  1.05%, 06/01/19(c)(f)                               --   VMIG-1      5,150        5,150,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III C-3 RB
  1.05%, 06/01/18(c)(f)                               --   VMIG-1      3,770        3,770,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III C-4 RB
  1.05%, 06/01/20(c)(f)                               --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
  VRD Series 1999 II A-1 RB
  1.05%, 06/01/24(c)(f)                               --   VMIG-1      5,600        5,600,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III A-1 RB
  1.05%, 06/01/07(c)(f)                               --   VMIG-1     15,850       15,850,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III A-3 RB
  1.05%, 06/01/19(c)(f)                               --   VMIG-1      1,325        1,325,000
---------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational & Housing
  Facilities Board (Baptist Memorial Hospital);
  Commercial Paper Notes (LOC-Bank of America
  N.A.)
  0.96%, 04/19/04(b)                                A-1+       --     12,400       12,400,000
---------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational & Housing
  Facilities Board (Briarcrest); Educational
  Facilities VRD Series 2002 RB
  (LOC-SunTrust Bank)
  1.05%, 04/01/22(b)(c)                               --   VMIG-1     11,500       11,500,000
---------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational & Housing
  Facilities Board (St. Benedict Auburndale
  School); VRD Series 2003 RB
  (LOC-AmSouth Bank)
  1.07%, 05/01/33(b)(c)                               --   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
Washington (County of) (Capital Outlay Notes);
  Refunding Unlimited Tax Series 2002 GO
  4.00%, 02/01/05(f)                                  --      Aaa      1,000        1,024,042
---------------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Educational
  Facilities VRD Series 2003 RB
  (LOC-SunTrust Bank)
  1.10%, 04/01/23(b)(c)                               --   VMIG-1      2,500        2,500,000
=============================================================================================
                                                                                  246,580,135
=============================================================================================

TEXAS-12.07%

ABN AMRO Munitops Ctfs. Trust (City of Leander
  Independent School District); Refunding
  Unlimited Multi-State Non-AMT Series 2002-16
  Ctfs. (Acquired 08/20/03; Cost $5,395,000)
  1.12%, 08/15/10(c)(d)(e)                            --   VMIG-1      5,395        5,395,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Alief (City of) Independent School District;
  Unlimited Tax Series 1997 GO (CEP-Texas
  Permanent School Fund)
  6.60%, 02/15/05                                    AAA      Aaa    $ 1,000   $    1,047,912
---------------------------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
  (ACES-Panhandle Pooled Health Care); VRD Series
  1985 RB (LOC-BNP Paribas)
  1.10%, 05/31/25(b)(c)                               --   VMIG-1      6,891        6,891,000
---------------------------------------------------------------------------------------------
Austin (City of) Housing Finance Corp. (Stassney
  Woods Apartments); Refunding Multi-Family
  Housing VRD Series 2004 A RB
  (CEP-Federal National Mortgage Association)
  1.03%, 10/15/32(c)                                  --   VMIG-1      4,050        4,050,000
---------------------------------------------------------------------------------------------
Austin (City of) Water & Wastewater System;
  Refunding Series 2002 A RB
  5.00%, 11/15/04(f)                                 AAA      Aaa      4,000        4,096,630
---------------------------------------------------------------------------------------------
Austin (City of); Refunding Limited Tax Series
  1993 GO
  5.50%, 09/01/04                                    AA+      Aa2      4,250        4,329,198
---------------------------------------------------------------------------------------------
Austin (City of); Utility System Series 1994 RB
  5.75%, 11/15/04(i)(o)                              AAA      Aaa      2,605        2,679,819
---------------------------------------------------------------------------------------------
Bell (County of) Health Facilities Development
  Corp. (Scott & White Memorial Hospital); VRD
  Series 2000 B-1 RB
  1.12%, 08/15/29(f)(k)                             A-1+   VMIG-1      7,100        7,100,000
---------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities Development
  Corp. (Air Force Village); VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.03%, 04/19/04(b)(c)                             A-1+       --     19,800       19,800,000
---------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities Development
  Corp. (Warm Springs); Healthcare System VRD
  Series 1997 RB
  (LOC-Chase Bank of Texas N.A.)
  1.06%, 09/01/27(b)(c)                               --   VMIG-1      3,635        3,635,000
---------------------------------------------------------------------------------------------
Brownsville (City of) Utility Systems; Refunding
  Sub. Lien VRD Series 2001 A RB
  0.90%, 11/04/04(f)(i)(l)                          A-1+   VMIG-1      3,300        3,300,000
---------------------------------------------------------------------------------------------
Coastal Bend Health Facilities Development Corp.
  (Incarnate Word Health Services); VRD Series
  1998 B RB
  1.00%, 08/15/28(c)(f)                            SP-1+   VMIG-1      1,800        1,800,000
---------------------------------------------------------------------------------------------
Dallas (City of) Waterworks & Sewer System;
  Refunding & Improvement Series 1997 RB
  5.25%, 04/01/04(i)(o)                              NRR      NRR      3,120        3,166,800
---------------------------------------------------------------------------------------------
Dallas (City of) Waterworks & Sewer System;
  Refunding Series 2002 A RB
  4.00%, 10/01/04                                    AA+      Aa2      3,500        3,551,725
---------------------------------------------------------------------------------------------
Dallas (City of); Limited Tax Series 2003 GO
  3.50%, 02/15/05                                    AA+      Aa1      1,500        1,532,363
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston Airport);
  VRD Series 2000-4307 COP (Acquired 11/15/00;
  Cost $15,750,000)
  1.08%, 07/01/28(c)(d)(e)                          A-1+       --     15,750       15,750,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Eagle Tax Exempt Trust (City of Houston Water &
  Sewer); VRD Series 2002-6019 Class A COP
  (Acquired 11/13/02; Cost $8,910,000)
  1.08%, 12/01/30(c)(d)(e)                          A-1+       --    $ 8,910   $    8,910,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston Water &
  Sewer); VRD Series 97-4305 COP (Acquired
  04/27/99; Cost $14,005,000)
  1.08%, 12/01/27(c)(d)(e)                          A-1+       --     14,005       14,005,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll Road);
  VRD Series 2001-4305 COP (Acquired 05/08/01;
  Cost $7,390,000)
  1.08%, 08/01/14(c)(d)(e)                          A-1+       --      7,390        7,390,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll Road);
  VRD Series 2002-6012 Class A COP (Acquired
  11/20/02; Cost $1,580,000)
  1.08%, 08/15/30(c)(d)(e)                          A-1+       --      1,580        1,580,000
---------------------------------------------------------------------------------------------
El Paso (County of); Refunding Limited Tax Series
  2002 A GO
  3.25%, 02/15/05(f)                                 AAA      Aaa      1,040        1,059,393
---------------------------------------------------------------------------------------------
First Union MERLOTs (Harris County Toll Road);
  VRD Series 2003 B16 RB (Acquired 02/19/03; Cost
  $3,015,000)
  1.10%, 08/15/25(c)(d)(e)                            --   VMIG-1      3,015        3,015,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (Jefferson County Health
  Facilities Development Corp.); VRD Series 2001
  A83 RB
  (Acquired 11/18/03; Cost $3,615,000)
  1.20%, 11/16/04(d)(e)(i)(n)                        A-1       --      3,615        3,615,000
---------------------------------------------------------------------------------------------
Garland (City of) Industrial Development
  Authority Inc. (Carroll Co. Project); VRD
  Series 1984 IDR (LOC-Wells Fargo Bank N.A.)
  (Acquired 09/03/03; Cost $1,050,000)
  1.06%, 12/01/14(b)(c)(d)                            --      Aaa      1,050        1,050,000
---------------------------------------------------------------------------------------------
Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Refunding Multi-Family
  VRD Series 1993 RB (CEP-General Electric
  Capital Corp.)
  1.08%, 06/01/10(c)                                A-1+       --      2,700        2,700,000
---------------------------------------------------------------------------------------------
Harris (County of) Cultural Education Facilities
  Finance Corp. (Houston Music Hall Foundation);
  VRD Series 1999 RB
  (LOC-Chase Bank of Texas)
  1.06%, 06/01/29(b)(c)                             A-1+       --      1,200        1,200,000
---------------------------------------------------------------------------------------------
Harris (County of) Health Facilities Development
  Corp. (St. Luke's Episcopal Hospital); VRD
  Refunding Series 2001 B RB
  1.12%, 02/15/31(k)                                A-1+       --     15,000       15,000,000
---------------------------------------------------------------------------------------------
Harris (County of) Health Facilities Development
  Corp. (Texas Medical Center Project); Special
  Facilities VRD Series 1999 B RB
  1.12%, 05/15/29(f)(k)                             A-1+   VMIG-1      2,900        2,900,000
---------------------------------------------------------------------------------------------
Harris (County of) Hospital District; Sub. Lien
  Series A RN 0.97%, 05/25/04                       A-1+       --      9,451        9,451,000
---------------------------------------------------------------------------------------------
Harris (County of) Houston Texas Sports Authority
  (Rodeo); Jr. Lein VRD Series 2001 C RB
  1.07%, 11/15/30(c)(f)                             A-1+   VMIG-1      6,400        6,400,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Harris (County of); Permanent Improvement
  Unlimited Tax Series 2003 GO
  3.00%, 10/01/04                                    AA+      Aa1    $ 1,000   $    1,009,456
---------------------------------------------------------------------------------------------
Harris (County of); Refunding Unlimited Tax
  Series 2001 GO
  5.00%, 10/01/04                                    AA+      Aa1      4,970        5,067,381
---------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development Corp.
  (AMOCO Project); Pollution Control VRD Series
  1985 IDR
  1.05%, 05/01/04(h)(i)                             A-1+      P-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
Houston (City of); Series A Commercial Paper
  Notes
  0.95%, 05/25/04                                    A-1      P-1     20,000       20,000,000
---------------------------------------------------------------------------------------------
Humble (City of) Independent School District
  (School Building); Unlimited Tax VRD Series
  2003 GO
  (CEP-Texas Permanent School Fund)
  1.02%, 06/15/23(c)                                A-1+   VMIG-1     12,500       12,500,000
---------------------------------------------------------------------------------------------
Mansfield (City of); Refunding Unlimited Tax
  Series 2004 GO
  2.00%, 02/15/05(f)                                 AAA      Aaa        855          861,669
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Brazosport
  Independent School District); Refunding
  Unlimited Tax VRD Series 2003 PT-1690 GO
  (Acquired 02/20/03; Cost $4,945,000)
  1.07%, 08/15/10(c)(d)(e)                            --   VMIG-1      4,945        4,945,000
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Harris County Hospital
  District); VRD Series 2002 PT-665 RB (Acquired
  10/02/02; Cost $5,935,000)
  1.07%, 08/15/08(c)(d)(e)                          A-1+       --      5,935        5,935,000
---------------------------------------------------------------------------------------------
Mesquite (City of) Independent School District
  (School Building); Unlimited Tax VRD Series
  2003 A GO (CEP-Texas Permanent School Fund)
  1.02%, 08/01/29(c)                               SP-1+       --     10,000       10,000,000
---------------------------------------------------------------------------------------------
Midlothian (City of) Industrial Development Corp.
  (Box-Crow Cement Co. Project); Pollution
  Control VRD Series 1984 IDR
  (LOC-UBS A.G.)
  1.03%, 12/01/09(b)(c)                               --      P-1      1,400        1,400,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (State of Texas Affordable Housing
  Corp.); Floating Rate Trust Ctfs. VRD Series
  2003-780 RB (Acquired 02/19/03; Cost
  $2,500,000)
  1.07%, 09/01/22(c)(d)(e)                            --   VMIG-1      2,500        2,500,000
---------------------------------------------------------------------------------------------
North Central (Region of) Health Facility
  Development Corp. (Northwest Senior Housing
  Corp.); Retirement Facility VRD Series 1999 C
  RB
  (LOC-LaSalle Bank N.A.)
  1.02%, 11/15/29(b)(c)                              A-1       --      3,900        3,900,000
---------------------------------------------------------------------------------------------
Northside Independent School District; Refunding
  Unlimited Tax Series 2003 A GO (CEP-Texas
  Permanent School Fund)
  1.00%, 08/01/04(i)(l)                             A-1+   VMIG-1      2,400        2,400,000
---------------------------------------------------------------------------------------------
Pasadena (City of) Independent School District;
  Limited Tax VRD Series 2000 A GO (CEP-Texas
  Permanent School Fund)
  1.35%, 04/01/04(i)(l)                               --   VMIG-1      2,000        2,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Red River Authority (Southwestern Public
  Services); Refunding Pollution Control Series
  1996 IDR
  1.02%, 07/01/16(c)(f)                             A-1+   VMIG-1    $ 4,000   $    4,000,000
---------------------------------------------------------------------------------------------
San Antonio (City of) Water System; Series 2001 A
  Commercial Paper Notes
  0.98%, 04/07/04                                   A-1+      P-1     32,200       32,200,000
---------------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance Corp.
  (Austin College Project); VRD Series 1997 RB
  (LOC-Bank of America N.A.)
  1.10%, 01/01/18(b)(c)                             A-1+       --     12,800       12,800,000
---------------------------------------------------------------------------------------------
Texas (State of) Department of Housing &
  Community Affairs (High Point III); Refunding
  Multi-Family Housing VRD Series 1993 A RB
  (CEP-Federal National Mortgage Association)
  1.02%, 02/01/23(c)                                A-1+       --      6,550        6,550,000
---------------------------------------------------------------------------------------------
Texas (State of); Series 2003 TRAN
  2.00%, 08/31/04                                  SP-1+    MIG-1     63,200       63,428,820
---------------------------------------------------------------------------------------------
Tom Green (County of) Health Facilities
  Development Corp. (Universal Health Services of
  San Antonio); Health Facilities VRD Series 1985
  RB (LOC-Morgan Guaranty Trust)
  1.02%, 12/01/15(b)(c)                             A-1+       --      2,200        2,200,000
---------------------------------------------------------------------------------------------
Travis (County of) Housing Finance Corp. (Travis
  Station Apartments Project); Refunding
  Multi-Family Housing VRD Series 2004 A RB
  (CEP-Federal National Mortgage Association)
  1.03%, 02/15/34(c)                                  --   VMIG-1      3,585        3,585,000
---------------------------------------------------------------------------------------------
Trinity River Industrial Development Authority
  (Radiation Sterilizers); (LOC-American National
  Bank & Trust)
  VRD Series 1985 A IDR 1.10%, 11/01/05(b)(j)        A-1       --      1,900        1,900,000
---------------------------------------------------------------------------------------------
  VRD Series 1985 B IDR 1.10%, 11/01/05(b)(j)        A-1       --      2,450        2,450,000
---------------------------------------------------------------------------------------------
Wachovia MERLOTs (Southeast Texas Housing Finance
  Corp.); VRD Series 2001 A18 RB (Acquired
  11/18/03; Cost $4,680,000)
  1.20%, 11/16/04(d)(e)(i)(n)                        A-1       --      4,680        4,680,000
---------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Texas); Refunding
  VRD Series 2003 B14 RB (Acquired 01/29/03; Cost
  $8,010,000)
  1.08%, 08/15/22(c)(d)(e)                            --   VMIG-1      8,010        8,010,000
=============================================================================================
                                                                                  385,723,166
=============================================================================================

UTAH-1.88%

Davis (County of) Housing Authority (Fox Creek
  Apartments); Refunding Multi-Family Housing VRD
  Series 1997 A RB
  (LOC-Bank One Arizona N.A.)
  1.06%, 08/15/27(b)(c)                              A-1       --      4,240        4,240,000
---------------------------------------------------------------------------------------------
Davis (County of) School District (Utah School
  Building Guarantee Program); Unlimited Tax
  Series 2003 GO
  2.00%, 06/01/04                                     --      Aaa      4,040        4,046,141
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
UTAH-(CONTINUED)

Emery (County of) (PacifiCorp Projects);
  Refunding Pollution Control VRD Series 1994 RB
  1.12%, 11/01/24(f)(k)                              A-1   VMIG-1    $ 8,500   $    8,500,000
---------------------------------------------------------------------------------------------
First Union MERLOTS (Intermountain Power Agency);
  Power Supply VRD Series 2002 A59 RB (Acquired
  10/23/02; Cost $7,120,000)
  1.10%, 07/01/10(c)(d)(e)                            --   VMIG-1      7,120        7,120,000
---------------------------------------------------------------------------------------------
Intermountain Power Agency; Power Supply VRD
  Series 1985 E RB
  1.05%, 06/01/04(f)(i)                             A-1+   VMIG-1     14,770       14,770,000
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Murray Hospital
  Revenue); VRD Series 2002 PA-1066 RB
  (Acquired 10/02/02; Cost $5,995,000)
  1.07%, 05/15/22(c)(d)(e)                           A-1       --      5,995        5,995,000
---------------------------------------------------------------------------------------------
Murray (City of) (IHC Health Services Inc.);
  Hospital VRD Series 2003 C RB
  1.12%, 05/15/36(k)                                A-1+       --      6,450        6,450,000
---------------------------------------------------------------------------------------------
Salt Lake (City of) (Gateway Project); Special
  Assessment VRD Series 2003 (LOC-Citibank N.A.)
  1.05%, 12/01/23(b)(c)                             A-1+       --      5,900        5,900,000
---------------------------------------------------------------------------------------------
Salt Lake City (City of) Industrial Development
  (Parkview Plaza Associates); VRD Series 1984
  IDR (LOC-Bank One Arizona N.A.)
  1.10%, 12/01/14(b)(c)                              A-1       --      2,175        2,175,000
---------------------------------------------------------------------------------------------
Sanpete (County of) School Facilities (Wasatch
  Academy); VRD Series 2003 RB (LOC-U.S. Bank
  N.A.)
  1.07%, 08/01/28(b)(c)                             A-1+       --      1,000        1,000,000
=============================================================================================
                                                                                   60,196,141
=============================================================================================

VERMONT-0.54%

Vermont (State of) Educational & Health Building
  Financing Agency (Fletcher Allen Health Care
  Inc.); Hospital VRD Series 2000 B RB
  1.09%, 12/01/30(c)(f)                             A-1+   VMIG-1     10,800       10,800,000
---------------------------------------------------------------------------------------------
Vermont (State of) Student Assistance Corp.;
  Student Loan VRD Series 1985 RB (LOC-State
  Street Bank & Trust)
  1.05%, 01/01/08(b)(j)                               --   VMIG-1      2,640        2,640,000
---------------------------------------------------------------------------------------------
Vermont (State of); Unlimited Tax Series 1994 A
  GO
  6.40%, 01/15/05(i)(o)                              NRR      NRR      3,510        3,723,496
=============================================================================================
                                                                                   17,163,496
=============================================================================================

VIRGINIA-0.34%

Chesapeake (City of) Hospital Authority
  (Chesapeake General Hospital); Hospital
  Facility VRD Series 2001 B RB (LOC-SunTrust
  Bank)
  1.08%, 07/01/31(b)(c)                             A-1+       --      1,545        1,545,000
---------------------------------------------------------------------------------------------
Harrisonburg (City of) Redevelopment & Housing
  Authority (Misty Ridge Project); Refunding
  Multi-Family Housing VRD Series 1991 A RB
  (LOC-Bank One N.A.)
  1.05%, 03/01/16(b)(c)                               --   VMIG-1      2,000        2,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Norfolk (City of) Industrial Development
  Authority (Sentara Health System); Commercial
  Paper Notes
  0.95%, 05/11/04                                   A-1+      P-1    $ 5,500   $    5,500,000
---------------------------------------------------------------------------------------------
Winchester (City of) Industrial Development
  Authority (Shenandoah University); Educational
  Facilities Series 1994 IDR
  6.70%, 10/01/04(i)(o)                              NRR      NRR      1,620        1,697,758
=============================================================================================
                                                                                   10,742,758
=============================================================================================

WASHINGTON-6.11%

ABN AMRO Munitops Ctfs. Trust (City of Seattle);
  Multi-State Non-AMT VRD Series 2003-7 Ctfs.
  (Acquired 05/13/03; Cost $10,685,000)
  1.10%, 06/16/04(d)(e)(g)(h)(n)                      --   VMIG-1     10,685       10,685,000
---------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (King County);
  Limited Tax Multi-State Non-AMT VRD Series
  2001-1 Ctfs. (Acquired 01/04/01; Cost
  $10,000,000)
  1.12%, 07/01/06(c)(d)(e)                            --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional Conference
  Center); VRD Series 2003 RB (LOC-Bank of
  America NT & SA)
  1.10%, 12/01/28(b)(c)(g)                            --       --      2,565        2,565,000
---------------------------------------------------------------------------------------------
Clark (County of) School District No. 037 (City
  of Vancouver); Refunding Unlimited Tax Series
  2003 B GO
  2.00%, 06/01/04                                     --      Aa1      1,700        1,702,705
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington
  Public Power Support System Project 2), VRD
  Series 96-4703 COP (Acquired 05/02/01; Cost
  $5,870,000)
  1.08%, 07/01/11(c)(d)(e)                          A-1+       --      5,870        5,870,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington); VRD
  Series 98-4701, Class A COP (Acquired 07/20/00;
  Cost $14,400,000)
  1.08%, 05/01/18(c)(d)(e)                          A-1+       --     14,400       14,400,000
---------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Commercial Paper Notes (LOC-Bank of America
  N.A.)
  1.00%, 10/26/04(b)                                A-1+       --      4,300        4,300,000
---------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Series A Project RN (LOC-Bank of America N.A.)
  1.00%, 10/26/04(b)                                A-1+       --      7,000        7,000,000
---------------------------------------------------------------------------------------------
Everett (City of); Limited VRD Tax Series 2001 GO
  (LOC-Bank of America N.A.)
  1.10%, 12/01/21(b)(c)(g)                            --       --      2,600        2,600,000
---------------------------------------------------------------------------------------------
Issaquah (City of) Community Properties; VRD
  Special Revenue Series 2001 A RB (LOC-Bank of
  America N.A.)
  1.03%, 02/15/21(b)(c)                               --   VMIG-1     10,150       10,150,000
---------------------------------------------------------------------------------------------
King & Snohomish (Counties of) School District
  No. 417 (Northshore); Unlimited Tax Series 2003
  GO
  2.00%, 12/01/04(f)                                 AAA      Aaa      3,300        3,319,169
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

King (County of) Economic Enterprise Corp. (Puget
  Sound Blood Center Project); VRD Series 1998
  IDR (LOC-U.S. Bank N.A.)
  1.07%, 04/01/23(b)(c)                               --   VMIG-1    $ 3,810   $    3,810,000
---------------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Special Revenue
  VRD Series 1999 A RB
  (LOC-U.S. Bank N.A.)
  1.05%, 12/01/19(b)(c)                               --   VMIG-1     11,800       11,800,000
---------------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Special Revenue
  VRD Series 1999 B RB
  (LOC-U.S. Bank N.A.)
  1.05%, 12/01/19(b)(c)                               --   VMIG-1        200          200,000
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Energy Northwest);
  Refunding VRD Series 2001 PA-846 RB (Acquired
  10/02/02; Cost $3,800,000)
  1.08%, 01/01/10(c)(d)(e)                           A-1       --      3,800        3,800,000
---------------------------------------------------------------------------------------------
Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); Special Revenue VRD
  Series 1997 RB
  (LOC-Bank of America NT & SA)
  1.10%, 01/01/27(b)(c)                             A-1+   VMIG-1     12,705       12,705,000
---------------------------------------------------------------------------------------------
Pierce (County of) School District No. 010 (City
  of Tacoma); Unlimited Tax Series 2001 GO
  4.00%, 06/01/04                                     AA      Aa1      1,000        1,005,044
---------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); Low Income Housing Assistance
  VRD Series 1994 B RB
  (LOC-U.S. Bank of Washington)
  1.07%, 05/01/19(b)(c)                             A-1+       --      2,440        2,440,000
---------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Refunding VRD Series
  1995 RB (LOC-U.S. Bank N.A.)
  1.03%, 12/01/15(b)(c)                             A-1+       --      1,760        1,760,000
---------------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development Corp.
  (Sysco Food Services Project); Refunding VRD
  Series 1994 RB
  1.06%, 11/01/25(c)                                A-1+   VMIG-1      8,000        8,000,000
---------------------------------------------------------------------------------------------
Snohomish (County of) Housing Authority (Ebey
  Arms Centerhouse Project); Refunding Housing
  VRD Series 2003 RB
  (LOC-Bank of America N.A.)
  1.10%, 12/01/34(b)(c)(g)                            --       --      6,245        6,245,000
---------------------------------------------------------------------------------------------
Tacoma (City of); Series 2B Commercial Paper
  Notes (LOC-Bank of America N.A.)
  0.95%, 04/08/04(b)                                A-1+      P-1     15,000       15,000,000
---------------------------------------------------------------------------------------------
Vancouver (City of) Housing Authority (Village
  Park Apartments Project); Housing VRD Series
  2000 RB
  (LOC-U.S. Bank N.A.)
  1.05%, 11/02/05(b)(c)                             A-1+       --      1,430        1,430,000
---------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Puget Sound Regional
  Transit Authority); Sales Tax & Motor VRD
  Series 2001 A46 RB
  (Acquired 11/12/03; Cost $6,275,000)
  1.30%, 11/10/04(d)(e)(i)(n)                         --   VMIG-1      6,275        6,275,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Wachovia MERLOTs (County of Snohomish); Limited
  Tax VRD Series 2003 B33 GO (Acquired 03/01/04;
  Cost $4,545,000)
  1.10%, 12/01/27(c)(d)(e)                            --   VMIG-1    $ 4,545   $    4,545,000
---------------------------------------------------------------------------------------------
Washington (State of) Economic Development
  Finance Authority (Seadrunar Recycling LLC
  Project); Economic Development VRD Series 2000
  E RB (LOC-U.S. Bank N.A.)
  1.08%, 08/01/25(b)(c)                             A-1+       --      2,715        2,715,000
---------------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority (Empire Health Services); VRD Series
  2003 RB (LOC-U.S. Bank N.A.)
  1.02%, 11/01/23(b)(c)                             A-1+       --      2,335        2,335,000
---------------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority (Providence Services); VRD Series
  2002 A RB (LOC-U.S. Bank N.A.)
  1.12%, 12/01/30(b)(k)                             A-1+       --     11,200       11,200,000
---------------------------------------------------------------------------------------------
Washington (State of) Higher Education Facilities
  Authority (Cornish College Arts Project); VRD
  Series 2003 A RB
  (LOC-Bank of America N.A.)
  1.10%, 12/01/33(b)(c)                               --   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (Emerald Heights Project); Refunding Nonprofit
  Housing VRD Series 2003 RB (LOC-Bank of America
  N.A.)
  1.08%, 07/01/33(b)(g)(k)                            --       --      6,500        6,500,000
---------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (Judson Park Project); Refunding Nonprofit
  Housing VRD Series 2004 A RB
  (LOC-U.S. Bank N.A.)
  1.02%, 01/01/29(b)(c)(g)                            --       --     10,210       10,210,000
---------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (Nikkei Concerns Project); Nonprofit Housing
  VRD Series 1994 RB
  (LOC-U.S. Bank N.A.)
  1.08%, 10/01/19(b)(c)                             A-1+       --      2,235        2,235,000
---------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (Tacoma Art Museum Project); Nonprofit VRD
  Series 2002 RB
  (LOC-Northern Trust Co.)
  1.17%, 06/01/32(b)(k)                               --   VMIG-1      1,225        1,225,000
---------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (University Preparatory Academy Project);
  Nonprofit VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.10%, 07/01/30(b)(c)                               --   VMIG-1      1,250        1,250,000
---------------------------------------------------------------------------------------------
Washington (State of); Refunding Unlimited Tax
  Series 2001 R-A GO
  5.25%, 09/01/04(f)                                 AAA      Aaa      1,000        1,017,163
=============================================================================================
                                                                                  195,294,081
=============================================================================================

WEST VIRGINIA-1.11%

Monongalia (County of) Building Community
  Hospital (Monongalia General Hospital);
  Refunding VRD Series 2002 A RB
  (LOC-Bank One of West Virginia)
  1.05%, 07/01/17(b)(c)                              A-1   VMIG-1        745          745,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
WEST VIRGINIA-(CONTINUED)

West Virginia (State of) Hospital Finance
  Authority (Cabell Huntington); Refunding VRD
  Series 2002 A-1 RB
  (LOC-Bank One of West Virginia)
  1.06%, 06/01/13(b)(c)                               --   VMIG-1    $10,270   $   10,270,000
---------------------------------------------------------------------------------------------
West Virginia (State of) Hospital Finance
  Authority (Camden Clark Hospital); Refunding
  VRD Series 2003 A RB (LOC-U.S. Bank N.A.)
  1.07%, 02/01/10(b)(c)                               --   VMIG-1      5,580        5,580,000
---------------------------------------------------------------------------------------------
West Virginia (State of) Hospital Finance
  Authority (Pallottine Health); Refunding VRD
  Series 2003 A-1 RB (LOC-Bank One N.A.)
  1.02%, 10/01/33(b)(c)                               --   VMIG-1     19,000       19,000,000
=============================================================================================
                                                                                   35,595,000
=============================================================================================

WISCONSIN-2.72%

Byron (City of) (Ocean Spray Inc. Project);
  Refunding VRD Series 1998 IDR (LOC-Wachovia
  Bank of North Carolina) (Acquired 11/06/03;
  Cost $3,500,000)
  1.01%, 12/01/20(b)(c)(d)                            --      Aa2      3,500        3,500,000
---------------------------------------------------------------------------------------------
Kimberly (City of) (Fox Cities YMCA Project); VRD
  Series 2002 RB
  (LOC-M&I Marshall & Ilsley)
  1.10%, 04/01/32(b)(c)                               --   VMIG-1      2,540        2,540,000
---------------------------------------------------------------------------------------------
Waukesha (County of); Unlimited Tax Promissory
  Notes Series 2004 GO
  2.00%, 04/01/05                                     --      Aaa      1,500        1,513,950
---------------------------------------------------------------------------------------------
Wind Point (City of) (Johnson Foundation
  Project); VRD Series 2000 RB (LOC-Harris Trust
  & Savings Bank)
  1.07%, 09/01/35(b)(c)                             A-1+       --      4,700        4,700,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish Project);
  VRD Series 2003 RB (LOC-Bank One N.A.)
  1.06%, 07/01/28(b)(c)                               --   VMIG-1      2,150        2,150,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health System); VRD
  Series 2003 C RB
  (LOC-M&I Marshall & Ilsley)
  1.05%, 08/15/23(b)(c)                               --   VMIG-1      7,600        7,600,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health); Pooled
  Loan VRD Series 2003 I RB
  (LOC-M&I Marshall & Ilsley)
  1.06%, 06/01/23(b)(c)                               --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Sinai Samaritan Medical
  Center); VRD Series 1994 A RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.05%, 09/01/19(b)(c)                              A-1       --      5,938        5,938,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Johns Home); Pooled
  Loan VRD Series 2003 J RB
  (LOC-M&I Marshall & Ilsley)
  1.06%, 07/01/23(b)(c)                               --   VMIG-1      4,250        4,250,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (St. Lukes Medical
  Center); VRD Series 1987 RB
  (LOC-Kredietbank N.V.) (Acquired 11/25/03; Cost
  $30,000,000)
  1.05%, 12/01/17(b)(c)(d)                           A-1       --    $30,000   $   30,000,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash Flow
  Management Program; Series 2003 B-1 COP
  2.00%, 11/01/04                                     --    MIG-1      5,565        5,592,307
---------------------------------------------------------------------------------------------
Wisconsin (State of); Clean Water Series 1993-2
  RB
  4.70%, 06/01/04                                    AA+      Aa2      3,500        3,520,894
---------------------------------------------------------------------------------------------
Wisconsin (State of); Transportation Series 2002
  A RB
  3.00%, 07/01/04(f)                                 AAA      Aaa      5,750        5,778,157
=============================================================================================
                                                                                   87,083,308
=============================================================================================
TOTAL INVESTMENTS-100.19% (Cost
  $3,202,019,641)(p)                                                            3,202,019,641
=============================================================================================
OTHER ASSETS LESS LIABILITIES-(0.19%)                                              (6,082,827)
=============================================================================================
NET ASSETS-100.00%                                                             $3,195,936,814
_____________________________________________________________________________________________
=============================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificate of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Optional Tender
NRR      - Not Re-Rated
P-Floats - Puttable Floating Option Tax-Exempt Receipts
PUTTERS  - Puttable Tax Exempt Receipts
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (g) and (m) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury Obligation held by a bank custodian; this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Auditors.
(b) Principal and interest payments are guaranteed by the letter of credit agreement.
(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on 03/31/04.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 03/31/04 was $699,770,000, which represented 21.90% of the Fund's net assets. Unless otherwise indicated, this security is not considered to be illiquid.
(e) Synthetic municipal instrument; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., MBIA Insurance Corp. or XL Capital Assurance Inc.
(g) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(h) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on 03/31/04.
(i) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(j) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined monthly. Rate shown is the rate in effect on 03/31/04.
(k) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined daily. Rate shown is the rate in effect on 03/31/04.
(l) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined annually. Rate shown is the rate in effect on 03/31/04.
(m) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Trustees and followed by the investment advisor.
(n) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 03/31/04 was $63,310,000 which represented 1.98% of the Fund's net assets.
(o) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(p) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2004

ASSETS:

Investments, at market value (cost $3,202,019,641)                        $3,202,019,641
---------------------------------------------------------------------------------------
Cash                                                                          1,386,158
---------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                            2,655,250
---------------------------------------------------------------------------------------
  Interest                                                                    7,736,379
---------------------------------------------------------------------------------------
  Amount due from advisor                                                        39,311
---------------------------------------------------------------------------------------
Investment for deferred compensation and retirement plans                       133,075
---------------------------------------------------------------------------------------
Other assets                                                                    107,519
=======================================================================================
    Total assets                                                          3,214,077,333
_______________________________________________________________________________________
=======================================================================================

LIABILITIES:

Payables for:
  Investments purchased                                                      15,689,202
---------------------------------------------------------------------------------------
  Dividends                                                                   1,950,617
---------------------------------------------------------------------------------------
  Deferred compensation and retirement plans                                    202,501
---------------------------------------------------------------------------------------
Accrued distribution fees                                                       131,205
---------------------------------------------------------------------------------------
Accrued transfer agent fees                                                      94,662
---------------------------------------------------------------------------------------
Accrued operating expenses                                                       72,332
=======================================================================================
    Total liabilities                                                        18,140,519
=======================================================================================
Net assets applicable to shares outstanding                               $3,195,936,814
_______________________________________________________________________________________
=======================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                           $3,195,937,746
---------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment securities                (932)
=======================================================================================
                                                                          $3,195,936,814
_______________________________________________________________________________________
=======================================================================================


NET ASSETS:

Institutional Class                                                       $1,953,768,936
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                  $ 150,399,126
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                                 $  10,393,628
_______________________________________________________________________________________
=======================================================================================
Cash Management Class                                                     $ 768,140,990
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                             $  14,029,600
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                            $ 299,204,534
_______________________________________________________________________________________
=======================================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF
  SHARES AUTHORIZED:

Institutional Class                                                       1,953,715,247
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                    150,385,407
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                                    10,390,617
_______________________________________________________________________________________
=======================================================================================
Cash Management Class                                                       768,132,195
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                                14,027,577
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                              299,203,210
_______________________________________________________________________________________
=======================================================================================
Net asset value and offering price per share for each class               $        1.00
_______________________________________________________________________________________
=======================================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended March 31, 2004

INVESTMENT INCOME:

Interest                                                      $30,872,790
=========================================================================

EXPENSES:

Advisory fees                                                   6,126,543
-------------------------------------------------------------------------
Administrative services fees                                      581,975
-------------------------------------------------------------------------
Custodian fees                                                    189,391
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,057,444
-------------------------------------------------------------------------
  Personal Investment Class                                        94,654
-------------------------------------------------------------------------
  Cash Management Class                                           665,410
-------------------------------------------------------------------------
  Reserve Class                                                   112,954
-------------------------------------------------------------------------
  Resource Class                                                  589,637
-------------------------------------------------------------------------
Transfer agent fees                                               529,387
-------------------------------------------------------------------------
Trustees' fees                                                     53,746
-------------------------------------------------------------------------
Other                                                             460,157
=========================================================================
    Total expenses                                             10,461,298
=========================================================================
Less: Fees waived                                              (2,279,393)
=========================================================================
    Net expenses                                                8,181,905
=========================================================================
Net investment income                                          22,690,885
=========================================================================
Net realized gain from investment securities                       40,841
=========================================================================
Net increase in net assets resulting from operations          $22,731,726
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   22,690,885    $   26,106,952
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 40,841           (25,175)
==============================================================================================
    Net increase in net assets resulting from operations          22,731,726        26,081,777
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (14,405,472)      (17,031,877)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (1,230,193)       (1,818,359)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (37,490)          (93,454)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           (5,040,826)       (4,920,342)
----------------------------------------------------------------------------------------------
  Reserve Class                                                       (8,425)          (64,630)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (1,968,479)       (2,178,290)
==============================================================================================
    Decrease in net assets resulting from distributions          (22,690,885)      (26,106,952)
==============================================================================================
Share transactions-net:
  Institutional Class                                            632,519,818        82,192,016
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (77,436,378)       48,742,626
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (6,598,054)       11,894,107
----------------------------------------------------------------------------------------------
  Cash Management Class                                          150,447,508       297,170,515
----------------------------------------------------------------------------------------------
  Reserve Class                                                    1,376,091        (5,545,385)
----------------------------------------------------------------------------------------------
  Resource Class                                                  39,025,099       122,868,778
==============================================================================================
    Net increase in net assets resulting from share
      transactions                                               739,334,084       557,322,657
==============================================================================================
    Net increase in net assets                                   739,374,925       557,297,482
==============================================================================================

NET ASSETS:

  Beginning of year                                            2,456,561,889     1,899,264,407
==============================================================================================
  End of year (including undistributed net investment income
    of $0 and $0 for 2004 and 2003, respectively)             $3,195,936,814    $2,456,561,889
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. On November 4, 2003, the Fund was reorganized from a separate series of Tax-Free Investments Co. to a new series portfolio of the Trust.

    Under the Trust's organizational documents, the Fund's officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code of 1986, as amended.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. The Fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.22%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 0.22% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees;
(iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement; (vi) Rule 12b-l fees; (vii) trustees' fees; and (viii) federal registration fees. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through March 31, 2005. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year ended March 31, 2004, AIM waived fees of $1,447,004.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended March 31, 2004, AIM was paid $581,975 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2004, AISI retained $432,332 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of the such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended March 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $528,722, $69,413, $532,328, $85,537 and $471,710, respectively, after FMC waived plan fees of $528,722, $25,241, $133,082, $27,417 and $117,927, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended March 31, 2004, the Fund paid legal fees of $10,305 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended March 31, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended March 31, 2004 and 2003 was as follows:

                                                                 2004           2003
----------------------------------------------------------------------------------------
Distributions paid from ordinary income -- tax exempt         $22,690,885    $26,106,952
________________________________________________________________________________________
========================================================================================

TAX COMPONENTS OF NET ASSETS:

As of March 31, 2004, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                   $      154,544
------------------------------------------------------------------------------
Temporary book/tax differences                                        (154,543)
------------------------------------------------------------------------------
Capital loss carryforward                                                 (933)
------------------------------------------------------------------------------
Shares of beneficial interest                                    3,195,937,746
==============================================================================
    Total net assets                                            $3,195,936,814
______________________________________________________________________________
==============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund utilized $30,487 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD
----------------------------------------------------------------------------
March 31, 2011                                                      $933
============================================================================
The ability to use capital loss carryforwards may be limited under the
Internal Revenue Code and related regulations.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                      CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------
                                                          {YEAR ENDED MARCH 31,
                                 ------------------------------------------------------------------------
                                                2004                                  2003
                                 -----------------------------------    ---------------------------------
                                     SHARES              AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             13,446,683,719    $ 13,446,683,719     9,993,613,813    $ 9,993,613,813
---------------------------------------------------------------------------------------------------------
  Private Investment Class           489,285,624         489,285,624       366,327,891        366,327,891
---------------------------------------------------------------------------------------------------------
  Personal Investment Class           26,756,133          26,756,133        49,022,061         49,022,061
---------------------------------------------------------------------------------------------------------
  Cash Management Class            5,641,820,633       5,641,820,633     3,773,086,548      3,773,086,548
---------------------------------------------------------------------------------------------------------
  Reserve Class                      156,764,612         156,764,612       179,359,417        179,359,417
---------------------------------------------------------------------------------------------------------
  Resource Class                   1,508,376,051       1,508,376,051       962,309,593        962,309,593
=========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                  7,301,226           7,301,226         4,749,313          4,749,313
---------------------------------------------------------------------------------------------------------
  Private Investment Class               737,747             737,747         1,254,023          1,254,023
---------------------------------------------------------------------------------------------------------
  Personal Investment Class                4,054               4,054            14,703             14,703
---------------------------------------------------------------------------------------------------------
  Cash Management Class                4,115,815           4,115,815         4,134,190          4,134,190
---------------------------------------------------------------------------------------------------------
  Reserve Class                            8,921               8,921            71,043             71,043
---------------------------------------------------------------------------------------------------------
  Resource Class                       1,860,224           1,860,224         2,003,975          2,003,975
=========================================================================================================
Reacquired:
  Institutional Class            (12,821,465,127)    (12,821,465,127)   (9,916,171,110)    (9,916,171,110)
---------------------------------------------------------------------------------------------------------
  Private Investment Class          (567,459,749)       (567,459,749)     (318,839,288)      (318,839,288)
---------------------------------------------------------------------------------------------------------
  Personal Investment Class          (33,358,241)        (33,358,241)      (37,142,657)       (37,142,657)
---------------------------------------------------------------------------------------------------------
  Cash Management Class           (5,495,488,940)     (5,495,488,940)   (3,480,050,223)    (3,480,050,223)
---------------------------------------------------------------------------------------------------------
  Reserve Class                     (155,397,442)       (155,397,442)     (184,975,845)      (184,975,845)
---------------------------------------------------------------------------------------------------------
  Resource Class                  (1,471,211,176)     (1,471,211,176)     (841,444,790)      (841,444,790)
=========================================================================================================
                                     739,334,084    $    739,334,084       557,322,657    $   557,322,657
_________________________________________________________________________________________________________
=========================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                         CASH MANAGEMENT CLASS
                                        --------------------------------------------------------
                                                          YEAR ENDED MARCH 31,
                                        --------------------------------------------------------
                                          2004           2003        2002       2001       2000
------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $   1.00       $   1.00    $   1.00    $  1.00    $ 1.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                     0.01           0.01        0.02       0.04      0.03
================================================================================================
Less distributions from net investment
  income                                   (0.01)         (0.01)      (0.02)     (0.04)    (0.03)
================================================================================================
Net asset value, end of period          $   1.00       $   1.00    $   1.00    $  1.00    $ 1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                             0.76%          1.14%       2.08%      3.87%     3.23%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $768,141       $617,683    $320,502    $15,668    $6,178
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                          0.30%(b)       0.30%       0.30%      0.28%     0.28%
------------------------------------------------------------------------------------------------
  Without fee waivers                       0.37%(b)       0.37%       0.38%      0.39%     0.39%
________________________________________________________________________________________________
================================================================================================
Ratio of net investment income to
  average net assets                        0.75%(b)       1.12%       1.92%      3.76%     3.17%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $665,409,730.

NOTE 8--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.


  Regulatory Actions and Inquiries Concerning IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.


  Regulatory Inquiries Concerning AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's

Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.

  Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  For the period ended March 31, 2004, the Fund has incurred no expenses in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

  Private Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain

Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

  Other Private Actions

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

  Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

  As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Tax-Free Cash Reserve Portfolio and the Board of Trustees of Tax-Free Investment Trust:

We have audited the accompanying statement of assets and liabilities of Tax-Free Cash Reserve Portfolio (a portfolio of Tax-Free Investments Trust), including the schedule of investments, as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended March 31, 2000 were audited by other auditors whose report dated May 1, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Cash Reserve Portfolio as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
May 17, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Tax-Free Cash Reserve Portfolio ("Fund"), an investment portfolio of Tax-Free Investments Trust (formerly Tax-Free Investments Company, Inc.), ("Company"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purposes:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

(2)* To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

                                                                     WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR      AUTHORITY
--------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  1,919,194,699     657,601
      Frank S. Bayley..............................  1,919,194,699     657,601
      James T. Bunch...............................  1,919,194,699     657,601
      Bruce L. Crockett............................  1,919,194,699     657,601
      Albert R. Dowden.............................  1,919,194,699     657,601
      Edward K. Dunn, Jr...........................  1,919,194,699     657,601
      Jack M. Fields...............................  1,919,194,699     657,601
      Carl Frischling..............................  1,919,194,699     657,601
      Robert H. Graham.............................  1,919,194,699     657,601
      Gerald J. Lewis..............................  1,919,194,699     657,601
      Prema Mathai-Davis...........................  1,919,194,699     657,601
      Lewis F. Pennock.............................  1,919,194,699     657,601
      Ruth H. Quigley..............................  1,919,194,699     657,601
      Louis S. Sklar...............................  1,919,194,699     657,601
      Larry Soll, Ph.D.............................  1,919,194,699     657,601
      Mark H. Williamson...........................  1,919,194,699     657,601

                                                                                      WITHHELD/
      MATTER                                           VOTES FOR     VOTES AGAINST   ABSTENTIONS
------------------------------------------------------------------------------------------------
(2)*  Approval of an Agreement and Plan of
      Reorganization which provides for the
      redomestication of Company as a Delaware
      statutory trust and, in connection therewith,
      the sale of all of Company's assets and the
      dissolution of Company as a Maryland
      corporation..................................  1,660,756,878     8,818,667     250,276,755**

 * Proposal required approval by a combined vote of all the portfolios of Tax-Free Investments Company, Inc.

** Includes Broker Non-Votes.

TRUSTEES AND OFFICERS

As of April 30, 2004

The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex, except for Messrs. Baker, Bunch, Lewis and Soll who oversee 111 portfolios in the AIM and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee, Chairman and                             (financial services holding company); Director and
  President                                         Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), and
                                                    Fund Management Company (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc. and
                                                    INVESCO Distributors, Inc.; Chief Executive
                                                    Officer, AMVESCAP PLC -- Managed Products;
                                                    Chairman and Chief Executive Officer of
                                                    NationsBanc Advisors, Inc.; and Chairman of
                                                    NationsBanc Investments, Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee                                           Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie             Badgley Funds, Inc.
  Trustee                                           Formerly: Partner, law firm of Baker & McKenzie      (registered investment
                                                                                                         company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1992             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee                                           (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                    Formerly: Director, President and Chief Executive    (Holdings), Ltd.
                                                    Officer, Volvo Group North America, Inc.; Senior     (insurance company)
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee                                           Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund
                                                                                                         (non-profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of April 30, 2004

The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex, except for Messrs. Baker, Bunch, Lewis and Soll who oversee 111 portfolios in the AIM and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND          TRUSTEE AND/      PRINCIPAL OCCUPATION(S)                                     OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST  OR OFFICER SINCE  DURING PAST 5 YEARS                                         HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937        1992              Partner, law firm of Kramer Levin Naftalis and Frankel      Cortland Trust, Inc.
  Trustee                                          LLP                                                         (registered
                                                                                                               investment company)
------------------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933        2003              Chairman, Lawsuit Resolution Services (California)          General Chemical
  Trustee                                          Formerly: Associate Justice of the California Court of      Group, Inc.
                                                   Appeals

------------------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950     1998              Formerly: Chief Executive Officer, YWCA of the USA          None
  Trustee

------------------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942       1992              Partner, law firm of Pennock & Cooper                       None
  Trustee

------------------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935        2001              Retired                                                     None
  Trustee

------------------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939         1992              Executive Vice President, Development and Operations,       None
  Trustee                                          Hines Interests Limited Partnership (real estate
                                                   development company)

------------------------------------------------------------------------------------------------------------------------------------
  Larry Soll, Ph.D. -- 1942      2003              Retired                                                     N/A
  Trustee

------------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS

------------------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956        2003              Director, Senior Vice President, Secretary and General      N/A
  Senior Vice President,                           Counsel, A I M Management Group Inc. (financial services
  Secretary and Chief Legal                        holding company) and A I M Advisors, Inc.; Vice President,
  Officer                                          A I M Capital Management, Inc., A I M Distributors, Inc.
                                                   and AIM Investment Services, Inc.; and Director, Vice
                                                   President and General Counsel, Fund Management Company
                                                   Formerly: Senior Vice President and General Counsel,
                                                   Liberty Financial Companies, Inc.; and Senior Vice
                                                   President and General Counsel, Liberty Funds Group, LLC

------------------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955         1992              Managing Director and Director of Money Market Research     N/A
  Vice President                                   and Special Projects, A I M Capital Management, Inc.;
                                                   and Vice President, A I M Advisors, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943        1992              Vice President and Chief Compliance Officer, A I M          N/A
  Vice President                                   Advisors, Inc. and A I M Capital Management, Inc.; and
                                                   Vice President, AIM Investment Services, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961      2004              Vice President and Fund Treasurer, A I M Advisors, Inc.     N/A
  Vice President and Treasurer
                                                   Formerly: Senior Vice President, AIM Investment Services,
                                                   Inc.; and Vice President, A I M Distributors, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960      1992              Director of Cash Management, Managing Director and Chief    N/A
  Vice President                                   Cash Management Officer, A I M Capital Management, Inc;
                                                   Director and President, Fund Management Company; and Vice
                                                   President, A I M Advisors, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940        2002              Director and Executive Vice President, A I M Management     N/A
  Vice President                                   Group, Inc., Director and Senior Vice President, A I M
                                                   Advisors, Inc., and Director, Chairman, President, Director
                                                   of Investments, Chief Executive Officer and Chief
                                                   Investment Officer, A I M Capital Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Ernst & Young LLP
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               5 Houston Center
Houston, TX 77046-1173          Suite 100                       Suite 100                       1401 McKinley, Suite 1200
                                Houston, TX 77046-1173          Houston, TX 77046-1173          Houston, TX 77010-4035

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   100 Church Street
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          New York, NY 10286-0001
Philadelphia, PA 19103-7599     New York, NY 10022-3852

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
We are required by Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2004.

AIM Tax-Free Cash Reserve Fund paid ordinary dividends in the amount of $.0083 during its tax year ended March 31, 2004. Of this amount, 100% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the Statement of Tax-Exempt Income.

                        TAX-FREE INVESTMENTS TRUST (TFIT)

                         TAX-FREE CASH RESERVE PORTFOLIO

                               INSTITUTIONAL CLASS

                                  ANNUAL REPORT

                                 MARCH 31, 2004

This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.

                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

TFIT-AR-1

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           This is the report on the Institutional Class of Tax-Free
ROBERT H.           Investments Trust (TFIT) Tax Free Cash Reserve Portfolio for
GRAHAM]             the fiscal year ended March 31, 2004.

                        The U.S. economy and stock market were healthy for most
                    of the fiscal year. Growth of gross domestic product (GDP) was positive each quarter of the fiscal year, with the initial estimate of GDP growth for the first quarter of 2004 coming in at an annualized rate of 4.2%. Though the S&P 500--Registered Trademark-- Index, a barometer of the broad domestic stock market, faltered during March 2004, it produced a return of 35.10% for the full fiscal year.

                        The influential federal funds target rate stood at 1.25%
                    as the fiscal year opened. In June, the U.S. Federal Reserve (the Fed) lowered that rate to 1.00%, its lowest level since 1958 and the level where it stayed through the close of the fiscal year. On lowering the rate in June, the Fed said it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. In mid-March, shortly before the fiscal year ended, when the Fed left rates at that level, it noted its belief that its accommodative stance on monetary policy was helping support economic activity. Observing that inflation remained in check and that resource use was slack, the Fed said it thought it could be patient about changing its accommodative policy.

YOUR FUND

Historically low interest rates have kept yields on bank savings accounts and money market funds, including the TFIT Tax-Free Cash Reserve Portfolio, quite low. As of March 31, 2004, the Institutional Class maintained its competitive position, as shown in the table. Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower. The weighted average maturity (WAM) of the portfolio was kept in a range of 30 to 55 days during the fiscal year. As the fiscal year closed, the WAM stood at 33 days. The short WAM enables the portfolio to respond quickly to changes in the interest rate environment. Net assets of the Institutional Class of the portfolio stood at $2 billion at the close of the reporting period.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors, including an analysis of a portfolio's overall credit quality, market price exposure and management.

================================================================================

YIELDS AS OF 3/31/04

                                                Monthly   Seven-Day
                                                 Yield    SEC Yield

Tax-Free Cash Reserve Portfolio                  0.77%      0.83%
Institutional Class

iMoneyNet All Tax-Free
Money Fund Averages--Registered Trademark--      0.43%      0.46%

iMoneyNet Tax-Free
Money Fund Averages--Registered Trademark--      0.61%      0.63%
Institutions Only

iMoneyNet Tax-Free
Money Fund Averages--Registered Trademark--      0.36%      0.39%
Stockbroker/General Purpose

The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet All Tax-Free Money Fund Averages category consists of funds that invest in short-term municipal securities, which are exempt from federal taxation. The iMoneyNet Tax-Free Money Fund Averages Institutions Only category consists of funds that invest in tax-exempt obligations, including those of state and municipal authorities. The iMoneyNet Tax-Free Money Fund Averages Stockbroker/General Purpose category consists of funds that invest in obligations of tax-exempt entities, including state and municipal authorities. The funds comprising these categories are open to individual investors; however, an investor cannot invest directly into one of these categories.

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

================================================================================

[AIM INVESTMENTS LOGO APPEARS HERE]
        --Servicemark--

                                                                     (continued)

    The Tax-Free Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. The portfolio invests solely in "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended.

IN CLOSING

We hope you find this report informative. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman
March 31, 2004

================================================================================

                                   [LINE ART]

                            MONTHLY YIELD COMPARISON

 12 months ended 3/31/04 (Yields are monthly yields for the month-ends shown.)

                                 IMONEYNET TAX-FREE           IMONEYNET TAX-FREE
         TAX-FREE CASH           MONEY FUND AVERAGES          MONEY FUND AVERAGES             IMONEYNET ALL TAX-FREE
         RESERVE PORTFOLIO       --REGISTERED TRADEMARK--     --REGISTERED TRADEMARK--        MONEY FUND AVERAGES
         INSTITUTIONAL CLASS     INSTITUTIONS ONLY            STOCKBROKER/GENERAL PURPOSE     --REGISTERED TRADEMARK--
         -------------------     ------------------------     ---------------------------     ------------------------
3/03                    0.97                         0.79                            0.54                         0.62
4/03                    1.04                         0.85                            0.59                         0.68
5/03                    1.07                         0.87                            0.61                          0.7
6/03                    0.91                         0.72                            0.47                         0.55
7/03                    0.67                         0.51                             0.3                         0.36
8/03                    0.69                         0.51                             0.3                         0.36
9/03                    0.76                         0.58                            0.36                         0.42
10/03                   0.79                         0.61                            0.37                         0.44
11/03                   0.87                         0.69                            0.45                         0.52
12/03                   0.87                         0.69                            0.44                         0.52
1/04                    0.79                          0.6                            0.37                         0.44
2/04                    0.75                         0.57                            0.35                         0.41
3/04                    0.77                         0.61                            0.36                         0.43

Yields shown above are net of expenses.

Past performance cannot guarantee comparable future results. The monthly yields shown represent past performance. Future results will fluctuate.

Source: iMoneyNet, Inc.

================================================================================

The fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SCHEDULE OF INVESTMENTS

March 31, 2004

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-100.19%

ALABAMA-2.67%

Birmingham (City of) Medical Clinic Board
  (University of Alabama Health Services
  Foundation); VRD Series 1991 RB
  (LOC-AmSouth Bank)
  1.05%, 12/01/26(b)(c)                             A-1+   VMIG-1    $25,000   $   25,000,000
---------------------------------------------------------------------------------------------
Birmingham (City of) Public Parks and Recreation
  Board (Children's Zoo Project); VRD Series 2002
  RB
  (LOC-AmSouth Bank)
  1.17%, 05/01/07(b)(c)                               --   VMIG-1      5,025        5,025,000
---------------------------------------------------------------------------------------------
Birmingham (City of) Public Parks and Recreation
  Board (YMCA of Birmingham); VRD Series 1996 RB
  (LOC-AmSouth Bank of Alabama)
  1.17%, 06/01/16(b)(c)                               --   VMIG-1      2,060        2,060,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board);
  VRD Series 2002-6009 Class A COP (Acquired
  11/05/02; Cost $4,100,000)
  1.08%, 01/01/43(c)(d)(e)                          A-1+       --      4,100        4,100,000
---------------------------------------------------------------------------------------------
  VRD Series 2003-0007 Class A COP (Acquired
  04/16/03; Cost $4,870,000)
  1.08%, 01/01/43(c)(d)(e)                          A-1+       --      4,870        4,870,000
---------------------------------------------------------------------------------------------
Homewood (City of) Medical Clinic Board
  (Lakeshore Foundation Project); Lease Revenue
  VRD Series 2000 RB
  (LOC-AmSouth Bank)
  1.17%, 11/01/24(b)(c)                              A-1       --      6,046        6,046,000
---------------------------------------------------------------------------------------------
Jefferson (County of); Refunding Unlimited Tax
  Series 2002 A GO Wts.
  4.00%, 04/01/04                                     AA      Aa3      1,000        1,000,000
---------------------------------------------------------------------------------------------
Jefferson (County of); Refunding
  VRD Series C-6 RB Wts.
  1.02%, 02/01/40(c)(f)                              A-1   VMIG-1     15,000       15,000,000
---------------------------------------------------------------------------------------------
Mobile (City of) Port City Medical Clinic Board
  (Infirmary Health); VRD Series 1998 B RB
  1.04%, 02/01/25(c)(f)                              A-1   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
Oxford (City of); Unlimited Tax VRD Series 2003
  GO
  Wts. (LOC-Branch Banking & Trust)
  1.05%, 07/01/15(b)(c)                               --   VMIG-1      5,180        5,180,000
---------------------------------------------------------------------------------------------
Ridge (City of) Improvement District; Special
  Assessment
  VRD Series 2000 RB (LOC-AmSouth Bank)
  1.05%, 10/01/25(b)(c)                               --   VMIG-1     12,000       12,000,000
=============================================================================================
                                                                                   85,281,000
=============================================================================================

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------

ALASKA-0.10%

Alaska (State of) Industrial Development & Export
  Authority (Safeway Inc. Projects); Refunding
  VRD Series 1991 IDR
  (LOC-Deutsche Bank A.G.)
  1.20%, 06/01/04(b)(c)                              A-1       --    $ 1,895   $    1,895,000
---------------------------------------------------------------------------------------------
Alaska (State of) Industrial Development
  Authority (Alaska Hotel Properties Inc.
  Project); VRD Series 1986 IDR (LOC-National
  Westminster Bank PLC) (Acquired 12/27/02; Cost
  $1,200,000)
  1.10%, 06/01/06(b)(c)(d)                            --      Aa1      1,200        1,200,000
=============================================================================================
                                                                                    3,095,000
=============================================================================================

ARIZONA-0.51%

Arizona (State of) Health Facilities Authority
  (Pooled Loan Program);
  VRD Series 1985 RB
  1.07%, 10/01/15(c)(f)                              A-1   VMIG-1      2,100        2,100,000
---------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments Project);
  Refunding Multi-Family Housing
  VRD Series 2001 A IDR (CEP-Federal National
  Mortgage Association)
  1.06%, 06/15/31(c)                                  --   VMIG-1      2,010        2,010,000
---------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments); Refunding
  Multi-Family Housing VRD Series 2001 A
  IDR (CEP-Federal National Mortgage Association)
  1.06%, 06/15/31(c)                                  --   VMIG-1      1,550        1,550,000
---------------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvement Corp.; Series
  2003 P Commercial Paper Notes (LOC-Bank of
  America N.A.)
  0.98%, 06/16/04(b)                                A-1+      P-1      2,500        2,500,000
---------------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Refunding VRD Series 1994 IDR
  (CEP-Federal Home Loan Bank)
  1.08%, 10/01/25(c)                                A-1+       --      6,020        6,020,000
---------------------------------------------------------------------------------------------
Pima (County of) Industrial Development Authority
  (Tucson Electric Power Co.-Irvington Road
  Project); VRD Series 1982 IDR
  (LOC-Credit Suisse First Boston)
  1.05%, 10/01/22(b)(c)                              A-1   VMIG-1      2,000        2,000,000
=============================================================================================
                                                                                   16,180,000
=============================================================================================

ARKANSAS-0.10%

Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas Radiation
  Therapy Inc. Project); Educational Facilities
  VRD Series 2001 RB (LOC-Bank of America N.A.)
  1.10%, 07/01/08(b)(c)(g)                            --       --      3,065        3,065,000
=============================================================================================

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------

CALIFORNIA-0.05%

San Diego (County of) (Friends of Chabad
  Lubavitch); VRD Series 2003 (LOC-Comerica Bank
  of California)
  1.10%, 01/01/23(b)(c)(g)                            --       --    $ 1,500   $    1,500,000
=============================================================================================

COLORADO-1.81%

Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Art Museum
  Project); VRD Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 01/01/33(b)(c)                             A-1+       --      1,200        1,200,000
---------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Naropa University
  Project); VRD Series 1999 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 11/01/24(b)(c)                             A-1+       --        930          930,000
---------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority
  (National Cable Television Center & Museum
  Project);
  VRD Series 1999 RB (LOC-Wells Fargo Bank N.A.)
  1.02%, 10/01/06(b)(c)                             A-1+       --      2,310        2,310,000
---------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Regis Jesuit High School
  Project); VRD Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 12/01/33(b)(c)                             A-1+       --      3,900        3,900,000
---------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (YMCA of Metro Denver
  Project); Refunding VRD Series 2002 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 07/01/18(b)(c)                             A-1+       --      1,000        1,000,000
---------------------------------------------------------------------------------------------
Colorado (State of) Educational Loan Program;
  Series 2003 TRAN
  2.00%, 08/09/04                                  SP-1+    MIG-1     20,000       20,055,465
---------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities Authority
  (Christian Living Project); Refunding VRD
  Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.07%, 01/01/31(b)(c)                             A-1+       --      3,400        3,400,000
---------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities Authority
  (Craig Hospital Project); Refunding VRD Series
  2003 RB (LOC-Wells Fargo Bank N.A.)
  1.02%, 12/01/20(b)(c)                             A-1+       --      5,505        5,505,000
---------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities Authority
  (Golden West Manor Inc. Project); VRD Series
  2002 A RB (LOC-U.S. Bank N.A.)
  1.07%, 07/01/32(b)(c)                             A-1+       --      4,210        4,210,000
---------------------------------------------------------------------------------------------
Colorado Springs (City of) (Pikes Peak Mental
  Health);
  VRD Series 2003 RB (LOC-Wells Fargo Bank N.A.)
  1.02%, 03/15/23(b)(c)                             A-1+       --      2,600        2,600,000
---------------------------------------------------------------------------------------------
Denver (City & County of) (Kentucky Circle
  Village Project);
  VRD Series 2000 RB (LOC-U.S. Bank N.A.)
  1.08%, 10/01/29(b)(c)                             A-1+       --      1,820        1,820,000
---------------------------------------------------------------------------------------------
Idaho Springs (City of); (Safeway Inc. Project);
  Refunding Series 1993
  IDR (LOC-Deutsche Bank A.G.)
  1.20%, 06/01/04(b)(h)(i)                          A-1+       --      1,130        1,130,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Lafayette (City of) Exempla Improvement District
  (Special Improvement No. 2-01); Refunding
  Special Assessment VRD Series 2002 RB
  (LOC-Wells Fargo Bank NW N.A.)
  1.07%, 12/01/22(b)(c)                             A-1+       --    $ 1,000   $    1,000,000
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City & County of Denver
  Water);
  VRD Series 2003 PT-1872 RB (Acquired 05/29/03;
  Cost $7,840,000)
  1.07%, 12/01/22(c)(d)(e)(g)                         --       --      7,840        7,840,000
---------------------------------------------------------------------------------------------
Regional Transportation (District of); Refunding
  Sales Tax Series 2003 A RB
  3.00%, 11/01/04(f)                                 AAA      Aaa      1,000        1,011,132
=============================================================================================
                                                                                   57,911,597
=============================================================================================

CONNECTICUT-0.04%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Pollution
  Control VRD Series 1985 IDR
  (LOC-Citizens Bank)
  1.05%, 12/01/15(b)(j)                             A-1+       --      1,400        1,400,000
=============================================================================================

DELAWARE-0.26%

Delaware (State of) Economic Development
  Authority (Independent School Project); VRD
  Series 2003 RB
  (LOC-Citizens Bank of Pennsylvania)
  1.02%, 07/01/33(b)(c)                             A-1+       --      8,250        8,250,000
=============================================================================================

DISTRICT OF COLUMBIA-0.32%

District of Columbia (Abraham and Laura Lisner
  Home for Aged Women); VRD Series 1992 RB
  (LOC-Bank of America)
  1.05%, 07/01/22(b)(c)                               --   VMIG-1      3,432        3,432,000
---------------------------------------------------------------------------------------------
District of Columbia (Resources for the Future
  Inc.); VRD Series 1998 IDR (LOC-Wachovia Bank
  N.A.) (Acquired 09/26/03; Cost $2,015,000)
  1.10%, 08/01/29(b)(c)(d)                           A-1       --      2,015        2,015,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (District of Columbia Water &
  Sewer Authority); VRD Series 2003 A12 RB
  (Acquired 02/24/03; Cost $4,670,000)
  1.10%, 10/01/17(c)(d)(e)                            --   VMIG-1      4,670        4,670,000
=============================================================================================
                                                                                   10,117,000
=============================================================================================

FLORIDA-5.43%

ABN AMRO Munitops Ctfs. Trust (County of
  Escambia); Refunding Florida Non-AMT VRD Series
  2002-24 Ctfs. (Acquired 10/24/02; Cost
  $5,000,000)
  1.10%, 10/01/10(c)(d)(e)                            --   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Collier (County of) Health Facilities Authority
  (Cleveland Clinic Health); VRD Hospital Series
  2003 C-1 RB (LOC-JP Morgan Chase Bank)
  1.12%, 01/01/35(b)(k)                             A-1+   VMIG-1    $ 5,400   $    5,400,000
---------------------------------------------------------------------------------------------
  VRD Hospital Series 2003 C-2 RB (LOC-JP Morgan
  Chase Bank)
  1.00%, 05/20/04                                   A-1+   VMIG-1      3,500        3,500,000
---------------------------------------------------------------------------------------------
Collier (County of) Industrial Development
  Authority (Redlands Christian Migrant); VRD
  Series 2001 RB
  (LOC-Bank of America N.A.)
  1.10%, 12/01/26(b)(c)(g)                            --       --      2,900        2,900,000
---------------------------------------------------------------------------------------------
Duval (County of) Housing Finance Authority
  (Lighthouse Bay Apartments); Multi-Family
  Housing VRD Series 2002 RB (CEP-Federal Home
  Loan Mortgage Corp.)
  1.00%, 12/01/32(c)                                A-1+       --      2,250        2,250,000
---------------------------------------------------------------------------------------------
Florida (State of) Board of Education; Refunding
  Unlimited Tax Capital Outlay Series 1993 A GO
  5.00%, 06/01/04                                    AA+      Aa2      1,200        1,207,760
---------------------------------------------------------------------------------------------
Fort Lauderdale (City of) (Pinecrest Preparatory
  School Project);
  VRD Series 2002 RB
  1.05%, 06/01/32(c)(f)                               --      Aaa      7,675        7,675,000
---------------------------------------------------------------------------------------------
Highlands (County of) Health Facilities Authority
  (Adventist Health System Project);
  VRD Series 2000 A RB
  1.02%, 12/01/26(c)(f)                             A-1+   VMIG-1     33,000       33,000,000
---------------------------------------------------------------------------------------------
  VRD Series 1996 A RB
  1.02%, 10/01/26(c)(f)                              A-1   VMIG-1      6,000        6,000,000
---------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.) (Acquired 02/20/01;
  Cost $2,300,000)
  1.10%, 12/01/23(b)(c)(d)(g)                         --       --      2,300        2,300,000
---------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida Jacksonville
  Physicians, Inc.); VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.10%, 06/01/22(b)(c)                               --   VMIG-1     12,555       12,555,000
---------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority; Series 2001 A Commercial Paper Notes
  (LOC-Bank of America N.A.)
  0.90%, 04/01/04(b)                                  --   VMIG-1     19,000       19,000,000
---------------------------------------------------------------------------------------------
Marion (County of) Hospital District (Munroe
  Regional Health System); Health System
  Improvement VRD Series 2000 RB
  (LOC-AmSouth Bank of Florida)
  1.07%, 10/01/30(b)(c)                               --   VMIG-1     13,575       13,575,000
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (State of Florida Mid-Bay
  Bridge Authority);
  VRD Series 2002 PT-1531 RB (Acquired 10/10/02;
  Cost $9,100,000)
  1.07%, 10/01/18(c)(d)(e)                          A-1+       --      9,100        9,100,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Miami-Dade (County of) Educational Facilities
  Authority (Carlos Albizu University Project);
  VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.10%, 12/01/25(b)(c)(g)                            --       --    $ 9,400   $    9,400,000
---------------------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority (Palmer Trinity Private School
  Project); VRD Series 1999 IDR
  (LOC-Bank of America N.A.)
  1.10%, 12/01/19(b)(c)(g)                            --       --      2,600        2,600,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (State of Florida Department of
  Environmental Protection); Floating Rate Trust
  Ctfs. VRD Series 2002-722 RB (Acquired
  11/13/02; Cost $9,925,000)
  1.07%, 07/01/22(c)(d)(e)                           A-1       --      9,925        9,925,000
---------------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); VRD Series
  1999 RB (LOC-Bank of America N.A.)
  1.10%, 08/01/19(b)(c)(g)                            --       --      1,550        1,550,000
---------------------------------------------------------------------------------------------
Orange (County of) Health Facilities Authority
  (Presbyterian Retirement Communities Project);
  VRD Series 1998 RB
  (LOC-Bank of America N.A.) (Acquired
  01/29/02-12/18/03; Cost $7,945,000)
  1.10%, 11/01/28(b)(c)(d)(g)                         --       --      7,945        7,945,000
---------------------------------------------------------------------------------------------
Palm Beach (County of) (Benjamin Private School
  Project);
  VRD Series 2003 RB (LOC-Bank of America N.A.)
  1.05%, 07/01/25(b)(c)(g)                            --       --      4,500        4,500,000
---------------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.10%, 12/01/31(b)(c)(g)                            --       --      2,800        2,800,000
---------------------------------------------------------------------------------------------
Palm Beach (County of) Health Facilities
  Authority (Jupiter Medical Center Inc.
  Project); VRD Series 1999 B RB
  (LOC-Bank of America N.A.) (Acquired 05/02/02;
  Cost $5,210,000)
  1.10%, 08/01/20(b)(c)(d)(g)                         --       --      5,210        5,210,000
---------------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community Treatment
  DACCO Project); VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.10%, 07/01/22(b)(c)(g)                            --       --      5,245        5,245,000
---------------------------------------------------------------------------------------------
University of North Florida Foundation, Inc.; VRD
  Series 1998 RB (LOC-Wachovia Bank N.A.)
  1.06%, 05/01/28(b)(c)                              A-1       --        900          900,000
=============================================================================================
                                                                                  173,537,760
=============================================================================================

GEORGIA-5.18%

Clayton (County of) Development Authority (Delta
  Airlines Project); Special Facilities VRD
  Series 2000 A RB
  (LOC-General Electric Capital Corp.)
  1.06%, 06/01/29(b)(c)                             A-1+   VMIG-1      4,000        4,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Cobb (County of) Housing Authority (Tamarron
  Apartments Project); Refunding Multi-Family
  Housing VRD Series 2003 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.05%, 03/01/24(c)                                A-1+       --    $ 6,870   $    6,870,000
---------------------------------------------------------------------------------------------
Cobb (County of) School District; Series 2004
  Notes
  1.75%, 12/31/04                                     --    MIG-1     20,000       20,115,923
---------------------------------------------------------------------------------------------
Dahlonega (City of) Downtown Development
  Authority (North Georgia Student Housing
  Project); Student Housing VRD Series 2001 A RB
  (LOC-Wachovia Bank N.A.)
  1.05%, 06/01/28(b)(c)                               --   VMIG-1      4,700        4,700,000
---------------------------------------------------------------------------------------------
DeKalb (County of) Development Authority (Atlanta
  Jewish Community Center); VRD Series 1999 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 09/01/24(b)(c)                              A-1       --      4,785        4,785,000
---------------------------------------------------------------------------------------------
DeKalb (County of) Housing Authority (Camden
  Brook Project); Refunding Multi-Family Housing
  VRD Series 1995 RB
  (CEP-Federal National Mortgage Association)
  1.02%, 06/15/25(c)                                A-1+       --     17,300       17,300,000
---------------------------------------------------------------------------------------------
DeKalb (County of) Housing Authority (Timber
  Trace Apartments Project); Refunding
  Multi-Family Housing VRD Series 2003 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.05%, 01/01/34(c)                                A-1+       --      6,475        6,475,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Georgia) VRD
  Series 2000-1001 Class C COP (Acquired
  07/26/00; Cost $20,000,000)
  1.08%, 07/01/15(c)(d)(e)                          A-1+       --     20,000       20,000,000
---------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Bridgeway Foundation for Education Project);
  Educational Facilities VRD Series 2000 RB
  (LOC-Wachovia Bank N.A.)
  1.06%, 06/01/15(b)(c)                              A-1       --      1,600        1,600,000
---------------------------------------------------------------------------------------------
Fulton (County of) Hospital Authority (Northside
  Hospital Inc.); VRD Series 2003 A RAN
  (LOC-Wachovia Bank N.A.)
  1.01%, 10/01/18(b)(c)                               --   VMIG-1     29,640       29,640,000
---------------------------------------------------------------------------------------------
Georgia (State of); Unlimited Tax Series 1999 D
  GO
  5.80%, 11/01/04                                    AAA      Aaa      1,400        1,437,699
---------------------------------------------------------------------------------------------
Gwinnett (County of) School District; Limited
  Construction Sales Tax Notes Series 2004 GO
  1.75%, 12/30/04                                     --    MIG-1     15,000       15,078,796
---------------------------------------------------------------------------------------------
Houston (County of) Hospital Authority; VRD
  Series 2002 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 10/01/14(b)(c)                              A-1       --     10,000       10,000,000
---------------------------------------------------------------------------------------------
Private Colleges & Universities Authority (Mercer
  University Project); VRD Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.12%, 10/01/32(b)(c)                               --   VMIG-1      7,390        7,390,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Roswell (City of) Housing Authority (Rosemont
  Apartments Project); Refunding Multi-Family
  Housing VRD Series 2003 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.05%, 01/01/34(c)                                A-1+       --    $10,555   $   10,555,000
---------------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority (Ridgeview
  Institute Inc. Project);
  VRD Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.06%, 11/01/27(b)(c)                               --   VMIG-1      2,210        2,210,000
---------------------------------------------------------------------------------------------
Whitfield (County of) Residential Care Facilities
  for the Elderly (Royal Oaks Senior Living
  Community); VRD Series 1992 RB
  (LOC-Wachovia Bank N.A.) (Acquired 11/14/03;
  Cost $3,315,000)
  1.05%, 11/01/25(b)(c)(d)                           A-1       --      3,315        3,315,000
=============================================================================================
                                                                                  165,472,418
=============================================================================================

HAWAII-0.40%

Eagle Tax Exempt Trust (State of Hawaii); VRD
  Series 2000-1101 COP (Acquired 01/11/01; Cost
  $6,000,000)
  1.08%, 12/01/16(c)(d)(e)                          A-1+       --      6,000        6,000,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (State of Hawaii); Unlimited
  Tax VRD Series 2003 A16 GO (Acquired 02/27/03;
  Cost $3,890,000)
  1.10%, 07/01/18(c)(d)(e)                            --   VMIG-1      3,890        3,890,000
---------------------------------------------------------------------------------------------
Hawaii (State of) Department of Budget and
  Finance (Kahala Nui Project); Special Purpose
  VRD Series 2003 D RB
  (LOC-LaSalle Bank N.A.)
  1.02%, 11/15/33(b)(c)(g)                            --       --      2,000        2,000,000
---------------------------------------------------------------------------------------------
Hawaii (State of); Refunding Unlimited Tax Series
  1997 CO GO
  6.00%, 03/01/05(f)                                 AAA      Aaa      1,000        1,045,170
=============================================================================================
                                                                                   12,935,170
=============================================================================================

IDAHO-0.74%

Canyon (County of) School District No. 131 Nampa;
  Unlimited Tax Series 2003 GO
  2.00%, 08/15/04                                    AAA      Aaa      1,010        1,013,423
---------------------------------------------------------------------------------------------
Idaho (State of) Health Facilities Authority
  (Pooled Financing Program); ACES Series 1985 RB
  (LOC-U.S. Bank of Idaho)
  1.03%, 10/01/10(b)(c)                               --   VMIG-1      3,925        3,925,000
---------------------------------------------------------------------------------------------
Idaho (State of); Limited TAN GO
  2.00%, 06/30/04                                  SP-1+    MIG-1     15,000       15,035,409
---------------------------------------------------------------------------------------------
Magic Valley Healthcare System Inc. (Magic Valley
  Regional Medical Center Project); VRD Series
  2001 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 12/01/21(b)(c)                               --      Aaa      3,640        3,640,000
=============================================================================================
                                                                                   23,613,832
=============================================================================================

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------

ILLINOIS-11.65%

ABN AMRO Munitops Ctfs. Trust (City of Chicago);
  Refunding Limited Tax Multi-State Non-AMT VRD
  Series 2001-34 Ctfs.
  (Acquired 11/15/01; Cost $10,000,000)
  1.12%, 07/01/07(c)(d)(e)                            --   VMIG-1    $10,000   $   10,000,000
---------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois Sales Tax); VRD Series
  1998-25 Class A RB (Acquired 08/26/99; Cost
  $10,000,000)
  1.09%, 03/15/07(c)(d)(e)                           A-1       --     10,000       10,000,000
---------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); VRD Series 2002-190 Class
  A RB (Acquired 05/06/02; Cost $10,130,000)
  1.09%, 06/05/14(c)(d)(e)                           A-1       --     10,130       10,130,000
---------------------------------------------------------------------------------------------
Chicago (City of) (Neighborhoods Alive 21);
  Unlimited Tax
  VRD Series 2002 B GO
  1.02%, 01/01/37(c)(f)                             A-1+   VMIG-1      2,300        2,300,000
---------------------------------------------------------------------------------------------
Chicago (City of); Limited Tender Series 2004
  Notes GO
  (LOC-State Street Bank & Trust Co.)
  1.05%, 01/27/06(b)(l)                            SP-1+    MIG-1      4,000        4,000,000
---------------------------------------------------------------------------------------------
Chicago (City of); Unlimited Tax VRD Series 2002
  B GO
  1.04%, 01/01/37(c)(f)                             A-1+   VMIG-1      8,400        8,400,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Public
  Building Commission); VRD Series 2003-0015
  Class A COP (Acquired 05/14/03; Cost
  $2,800,000)
  1.08%, 12/01/14(c)(d)(e)                          A-1+       --      2,800        2,800,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Water &
  Sewer); VRD Series 2001-1308 COP (Acquired
  12/12/01; Cost $8,655,000)
  1.08%, 11/01/26(c)(d)(e)                          A-1+       --      8,655        8,655,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago); VRD
  Series 2001-1305 COP
  (Acquired 04/02/01; Cost $4,950,000)
  1.17%, 01/01/35(c)(d)(e)                          A-1+       --      4,950        4,950,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (County of Cook Regional
  Transportation Authority); VRD Series 2000-1303
  COP (Acquired 03/26/01;
  Cost $19,000,000)
  1.08%, 07/01/23(c)(d)(e)                          A-1+       --     19,000       19,000,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  Unlimited Tax VRD Series 2003-0023 Class A COP
  (Acquired 06/12/03; Cost $3,775,000)
  1.08%, 06/01/15(c)(d)(e)                          A-1+       --      3,775        3,775,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois); VRD
  Series 2000-1304 COP (Acquired 06/27/00; Cost
  $7,340,000)
  1.08%, 06/01/21(c)(d)(e)                          A-1+       --      7,340        7,340,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust-Class A; VRD Series
  2002-1306 COP
  (Acquired 05/02/02; Cost $5,500,000)
  1.08%, 01/01/29(c)(d)(e)                          A-1+       --      5,500        5,500,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (Central Lake County Joint
  Action Water Agency); VRD Series 2003 B18 RB
  (Acquired 02/19/03; Cost $3,160,000)
  1.10%, 05/01/20(c)(d)(e)                            --   VMIG-1      3,160        3,160,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

First Union MERLOTs (City of Chicago Board of
  Education); Unlimited
  Tax VRD Series 2000 A4 GO (Acquired 11/12/03;
  Cost $4,845,000)
  1.30%, 11/10/04(d)(e)(h)(i)(n)                      --   VMIG-1    $ 4,845   $    4,845,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (City of Chicago Emergency
  Telephone System);
  Limited Tax VRD Series 2002 A44 GO
  (Acquired 08/02/02; Cost $7,865,000)
  1.10%, 01/01/20(c)(d)(e)                            --   VMIG-1      7,865        7,865,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (City of Chicago); Limited
  Tax VRD Series 2000
  A12 GO (Acquired 10/13/00; Cost $10,000,000)
  1.10%, 01/01/23(c)(d)(e)                            --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (Cook County); Unlimited Tax
  VRD Series 2003 B11 GO (Acquired 01/29/03; Cost
  $3,500,000)
  1.10%, 11/15/10(c)(d)(e)                            --   VMIG-1      3,500        3,500,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (Regional Transportation
  Authority of Illinois); Unlimited Tax VRD
  Series 2002 A41 GO
  (Acquired 07/25/02; Cost $17,870,000)
  1.10%, 06/01/17(c)(d)(e)                            --   VMIG-1     17,870       17,870,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (Regional Transportation
  Authority of Illinois); VRD Series 2001 A93
  (Acquired 10/10/01; Cost $3,675,000)
  1.10%, 07/01/27(c)(d)(e)                            --   VMIG-1      3,675        3,675,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (State of Illinois);
  Unlimited Tax VRD Series 2001 A124 GO (Acquired
  11/26/01; Cost $7,930,000)
  1.10%, 11/01/26(c)(d)(e)                           A-1       --      7,930        7,930,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (University of Illinois); VRD
  Series 2000 S GO
  (Acquired 03/20/00; Cost $7,400,000)
  1.10%, 04/01/30(c)(d)(e)                            --   VMIG-1      7,400        7,400,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (American College of Surgeons); VRD Series 1996
  RB (LOC-Northern Trust Co.)
  1.10%, 08/01/26(b)(c)                             A-1+       --      4,866        4,866,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (BAPS Inc. Project);
  VRD Series 2002 RB (LOC-Comerica Bank-Texas)
  1.10%, 06/01/17(b)(c)                              A-1       --      9,000        9,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (British Home for Retired Men & Women); VRD
  Series 2001 RB
  (LOC-LaSalle Bank N.A.)
  1.05%, 11/01/27(b)(c)                              A-1       --      9,120        9,120,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Chicago Shakespeare Project); VRD Series 1999
  RB (LOC-LaSalle Bank N.A.)
  (Acquired 09/24/03; Cost $4,100,000)
  1.05%, 01/01/19(b)(c)(d)                           A-1       --      4,100        4,100,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Embers Elementary School Project); Educational
  Facilities VRD Series 2002 RB
  (LOC-LaSalle Bank N.A.) (Acquired 11/04/03;
  Cost $2,315,000)
  1.06%, 04/01/32(b)(c)(d)                           A-1       --      2,315        2,315,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance Authority
  (Evanston Northwestern Healthcare); VRD Series
  2001 C RB
  1.02%, 05/01/31(c)                                 A-1   VMIG-1    $ 1,900   $    1,900,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Glenwood School for Boys); VRD Series 1998 RB
  (LOC-Harris Trust & Savings Bank)
  1.05%, 02/01/33(b)(c)                             A-1+       --      2,100        2,100,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Institute of Gas Technology Project); VRD
  Series 1999 IDR (LOC-Harris Trust & Savings
  Bank)
  1.07%, 09/01/24(b)(c)                             A-1+       --      2,200        2,200,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Jewish Charities Program); VRD Series 2003 A
  RN (LOC-Harris Trust & Savings Bank)
  1.05%, 06/30/04(b)(c)                             A-1+       --      6,240        6,240,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Jewish Charities Program); VRD Series 2003 B
  RN (LOC-Harris Trust & Savings Bank)
  1.05%, 06/30/04(b)(c)                             A-1+       --      5,470        5,470,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Lyric Opera Chicago Project); VRD Series 1994
  RB (LOC-Northern Trust Co., Harris Trust &
  Savings, Bank One N.A.)
  1.05%, 12/01/28(b)(c)                              A-1   VMIG-1     30,000       30,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Mount Carmel High School Project); VRD Series
  2003 RB (LOC-Bank One N.A.)
  1.10%, 07/01/33(b)(c)                               --   VMIG-1      2,800        2,800,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (North Shore Country Day School); VRD Series
  2003 RB (LOC-Northern Trust Co.)
  1.10%, 07/01/33(b)(c)                               --   VMIG-1      2,825        2,825,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Oak Park Residence Corp. Project); VRD Series
  2001 RB (LOC-LaSalle Bank N.A.)
  (Acquired 01/29/03; Cost $2,975,000)
  1.04%, 07/01/41(b)(c)(d)                           A-1       --      2,975        2,975,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (West Central, Illinois Educational Project);
  VRD Series 2002 RB
  (LOC-American National Bank & Trust)
  1.05%, 09/01/32(b)(c)                               --   VMIG-1      4,800        4,800,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (World Communications Inc.); VRD Series 2000 RB
  (LOC-LaSalle Bank N.A.)
  1.05%, 08/01/15(b)(c)                               --   VMIG-1      1,000        1,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); VRD Series 2002
  RB (LOC-Fifth Third Bank)
  1.10%, 03/01/32(b)(c)                               --   VMIG-1      3,300        3,300,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Cultural Pooled Financing); VRD
  Series 1998 RB
  (LOC-American National Bank & Trust)
  1.05%, 03/01/28(b)(c)                              A-1       --    $ 5,000   $    5,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Museum of Science & Industry); VRD
  Series 1992 RB
  (LOC-First National Bank)
  1.08%, 10/01/26(b)(c)                               --   VMIG-1      1,300        1,300,000
---------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (National Louis University); VRD
  Series 1999 B RB
  (LOC-American National Bank & Trust)
  1.05%, 06/01/29(b)(c)                              A-1       --      2,300        2,300,000
---------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Northwestern University Project);
  VRD Series 1985 RB
  1.05%, 12/01/25(c)                                  --   VMIG-1      1,000        1,000,000
---------------------------------------------------------------------------------------------
  1.05%, 12/15/25(c)                                  --   VMIG-1      1,800        1,800,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Bensenville Home Society); VRD Series 1989 A
  RB
  (LOC-American National Bank & Trust)
  1.06%, 02/15/19(b)(c)                              A-1       --      1,150        1,150,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Blessing Hospital); VRD Series 1999 B RB
  1.05%, 11/15/29(c)(f)                              A-1   VMIG-1      4,710        4,710,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Cradle Society Project);
  VRD Series 1998 RB (LOC-American National Bank
  & Trust)
  1.08%, 04/01/33(b)(c)                              A-1       --      1,600        1,600,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Decatur Memorial Hospital Project); VRD Series
  1996 A RB
  0.98%, 11/15/24(c)(f)                             A-1+   VMIG-1      1,050        1,050,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Franciscan Eldercare); Refunding VRD Series
  1996 C RB
  (LOC-LaSalle National Bank)
  1.05%, 05/15/26(b)(c)                              A-1       --      1,420        1,420,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Northwestern Memorial Hospital); VRD Series
  1995 RB
  1.10%, 08/15/25(k)                                A-1+   VMIG-1     14,300       14,300,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (OSF HealthCare System); VRD Series 2002 RB
  (LOC-Fifth Third Bank)
  1.12%, 11/15/27(k)                                A-1+   VMIG-1      1,600        1,600,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Peace Memorial Ministries); VRD Series 2003 B
  RB (LOC-LaSalle Bank N.A.)
  1.02%, 08/15/33(b)(c)                              A-1       --     10,000       10,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Resurrection Health); VRD Series 1999 B RB
  1.03%, 05/15/29(c)(f)                              A-1   VMIG-1      2,210        2,210,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities Authority
  (St. Lukes Medical Center); VRD Series 1998 B
  RB
  1.04%, 11/15/23(c)(f)                              A-1   VMIG-1    $ 1,000   $    1,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (University of Chicago Hospitals); VRD Series
  1998 RB
  1.12%, 08/01/26(f)(k)                              A-1   VMIG-1      2,400        2,400,000
---------------------------------------------------------------------------------------------
Illinois (State of) Toll Highway Authority;
  Refunding Toll Highway VRD Series 1998 B RB
  1.07%, 01/01/16(c)(f)                               --   VMIG-1     10,800       10,800,000
---------------------------------------------------------------------------------------------
  1.07%, 01/01/17(c)(f)                               --   VMIG-1      4,600        4,600,000
---------------------------------------------------------------------------------------------
Illinois (State of); Sales Tax First Series 2002
  RB
  5.00%, 06/15/04                                    AAA      Aa3      1,000        1,008,013
---------------------------------------------------------------------------------------------
Illinois (State of); Unlimited Tax Series 2003 GO
  Notes
  2.00%, 04/15/04                                  SP-1+    MIG-1      5,000        5,001,948
---------------------------------------------------------------------------------------------
  1.50%, 05/15/04                                  SP-1+    MIG-1      5,000        5,003,211
---------------------------------------------------------------------------------------------
Kane (County of) (Glenwood School for Boys); VRD
  Series 1993 RB
  (LOC-Harris Trust & Savings Bank)
  1.05%, 02/01/28(b)(c)                             A-1+       --     13,700       13,700,000
---------------------------------------------------------------------------------------------
Lombard (City of) (Clover Creek Apartments
  Project); Multi-Family Housing VRD Series 2000
  RB
  (CEP-Federal National Mortgage Association)
  1.05%, 12/15/30(c)                                A-1+       --     14,855       14,855,000
---------------------------------------------------------------------------------------------
McCook (City of) (Illinois Saint Andrew Society);
  VRD Series 1996 A RB (LOC-Northern Trust Co.)
  1.10%, 12/01/21(b)(c)                             A-1+       --      5,000        5,000,000
---------------------------------------------------------------------------------------------
Orland Hills (City of); Multi-Family Housing VRD
  Series 1995 A RB
  (LOC-LaSalle National Bank)
  1.10%, 12/01/04(b)(c)                              A-1       --      1,470        1,470,000
=============================================================================================
                                                                                  372,384,172
=============================================================================================

INDIANA-2.30%

ABN AMRO Munitops Ctfs. Trust (State of Indiana);
  Multi-State Non-AMT VRD Series 2003-27 RB
  (Acquired 11/12/03; Cost $13,795,000)
  1.14%, 8/11/04(d)(e)(i)(l)(n)                       --    MIG-1     13,795       13,795,000
---------------------------------------------------------------------------------------------
Brownsburg (City of) Independent School Building
  Corp. No. 2; First Meeting Series 1995 RB
  5.95%, 02/01/05(i)(o)                              AAA      Aaa      1,700        1,801,273
---------------------------------------------------------------------------------------------
First Union MERLOTs (County of Porter Jail
  Building Corp.); VRD Series 2001 A58 RB
  (Acquired 11/12/03; Cost $9,420,000)
  1.30%, 11/10/04(d)(e)(i)(j)(n)                      --   VMIG-1      9,420        9,420,000
---------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Advanced Program
  Notes);
  Series 2004 A RN
  2.00%, 01/25/05                                  SP-1+    MIG-1     17,500       17,627,199
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Bond Bank (Midyear Funding
  Program Notes);
  Series 2003 A RN
  1.25%, 04/15/04                                  SP-1+    MIG-1    $ 9,000   $    9,001,092
---------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Pike Township Metro
  School District);
  Series 1995 A RB
  5.80%, 02/01/05(i)(o)                              AAA      Aaa      2,750        2,886,064
---------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Marian College Project); VRD Series
  2003 RB (LOC-Bank One N.A.)
  1.02%, 04/01/24(b)(c)                               --   VMIG-1      1,000        1,000,000
---------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities Financing
  Authority (Community Hospitals Project); VRD
  Series 2000 A RB
  (LOC-Bank of America N.A.)
  1.05%, 07/01/28(b)(c)                             A-1+       --      9,815        9,815,000
---------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities Financing
  Authority (Community Mental Health &
  Rehabilitation); VRD Series 1990 RB
  (LOC-LaSalle National Bank)
  1.07%, 11/01/20(b)(c)                              A-1       --      1,460        1,460,000
---------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities Financing
  Authority (Fayette Memorial Hospital
  Association); VRD Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.17%, 10/01/32(b)(k)                             A-1+       --      3,100        3,100,000
---------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities Financing
  Authority (Hartsfield Village Project); VRD
  Series 1997 B RB
  (LOC-LaSalle National Bank)
  1.02%, 08/15/27(b)(c)                              A-1       --      2,500        2,500,000
---------------------------------------------------------------------------------------------
Miami (County of) Economic Development (Dukes
  Memorial Hospital Project); VRD Series 2000 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 10/01/30(b)(c)                             A-1+       --      1,000        1,000,000
=============================================================================================
                                                                                   73,405,628
=============================================================================================

IOWA-1.51%

Iowa (State of) Finance Authority Retirement
  Community (Deerfield Retirement Community); VRD
  Series 2003 A RB
  (LOC-LaSalle Bank N.A.)
  1.02%, 12/01/33(b)(c)                              A-1       --     15,000       15,000,000
---------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan Authority
  (Graceland Private College); VRD Series 2003 RB
  (LOC-Bank of America N.A.)
  1.10%, 02/01/33(b)(c)                               --   VMIG-1      2,000        2,000,000
---------------------------------------------------------------------------------------------
Iowa (State of) School Corps.; School Cash
  Anticipation Program Series 2004 B Wts. Ctfs.
  2.00%, 01/28/05(f)                                  --    MIG-1      8,000        8,063,984
---------------------------------------------------------------------------------------------
Iowa (State of); Series 2003 TRAN
  2.00%, 06/29/04                                  SP-1+    MIG-1     16,500       16,537,892
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
IOWA-(CONTINUED)

Iowa City (City of) (ACT, Inc.); VRD Series 2001
  RB
  1.22%, 04/01/32(k)                                A-1+       --    $ 6,815   $    6,815,000
=============================================================================================
                                                                                   48,416,876
=============================================================================================

KANSAS-0.44%

Lenexa (City of) Health Care Facilities (Lakeview
  Village Inc.);
  VRD Series 2002 B RB (LOC-LaSalle Bank N.A.)
  1.05%, 05/15/32(b)(c)                              A-1       --      7,500        7,500,000
---------------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities (YMCA of
  Greater Kansas City Project); VRD Series 2002 B
  RB (LOC-Bank of America N.A.)
  1.10%, 11/01/18(b)(c)                               --   VMIG-1      2,900        2,900,000
---------------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities (YMCA
  of Wichita Project); VRD Series 1998 XI RB
  (LOC-Bank of America NT & SA)
  (Acquired 02/15/01; Cost $3,550,000)
  1.10%, 08/01/09(b)(c)(d)                          A-1+       --      3,550        3,550,000
=============================================================================================
                                                                                   13,950,000
=============================================================================================

KENTUCKY-0.95%

Kentucky Area Developing Districts Financing
  Trust (Weekly Acquisition Lease Program-Ewing);
  VRD Series 2000 RB
  (LOC-Wachovia Bank N.A.)
  1.11%, 06/01/33(b)(c)                              A-1       --      5,910        5,910,000
---------------------------------------------------------------------------------------------
Louisville & Jefferson (Counties of) Metropolitan
  Sewer District; Sewer & Drain System Series
  1999 A RB
  6.50%, 05/15/04(f)                                 AAA      Aaa      1,595        1,605,667
---------------------------------------------------------------------------------------------
Newport (City of) League of Cities Funding Trust;
  Lease Program VRD Series 2002 RB (LOC-U.S. Bank
  N.A.)
  1.04%, 04/01/32(b)(c)                               --   VMIG-1     23,000       23,000,000
=============================================================================================
                                                                                   30,515,667
=============================================================================================

LOUISIANA-1.34%

Eagle Tax Exempt Trust (City of New Orleans); VRD
  Series 2000-1801 COP (Acquired 10/10/00; Cost
  $6,000,000)
  1.08%, 12/01/21(c)(d)(e)                          A-1+       --      6,000        6,000,000
---------------------------------------------------------------------------------------------
Kenner (City of); Refunding Sales Tax Series 2003
  RB
  5.00%, 06/01/04(f)                                 AAA      Aaa      1,810        1,822,116
---------------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities Authority
  (Glen Retirement System Project); VRD Series
  2001 RB (LOC-AmSouth Bank)
  (Acquired 08/15/01; Cost $3,490,000)
  1.17%, 09/01/16(b)(c)(d)                            --   VMIG-1      3,490        3,490,000
---------------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities Authority
  (Pennington Medical Foundation Project); VRD
  Series 2001 A RB (LOC-Bank One N.A.)
  1.05%, 07/01/31(b)(c)                               --   VMIG-1     15,000       15,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
LOUISIANA-(CONTINUED)

Louisiana (State of) Offshore
  Term Authority (Loop LLC Project); Refunding
  Deepwater Port VRD Series 1999 RB (LOC-Bank One
  Louisiana)
  1.08%, 10/01/19(b)(c)                              A-1   VMIG-1    $16,400   $   16,400,000
=============================================================================================
                                                                                   42,712,116
=============================================================================================

MARYLAND-1.08%

Anne Arundel (County of); Unlimited Tax Series
  2002 GO
  4.25%, 03/01/05                                    AA+      Aa1      1,740        1,790,483
---------------------------------------------------------------------------------------------
Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); VRD Series
  1997 C RB
  (LOC-Branch Banking & Trust)
  1.05%, 01/01/27(b)(c)                              A-1       --      6,000        6,000,000
---------------------------------------------------------------------------------------------
Gaithersburg (City of) Economic Development
  (Asbury Methodist); VRD Series 1997 A RB
  1.02%, 07/01/27(c)(f)                             A-1+       --      4,130        4,130,000
---------------------------------------------------------------------------------------------
Hyattsville (City of) (Safeway Inc. Projects);
  Refunding VRD Series 1991 IDR (LOC-Deutsche
  Bank Trust Co.)
  1.20%, 06/01/04(b)(h)(i)                           A-1       --      1,055        1,055,000
---------------------------------------------------------------------------------------------
Maryland (State of) Economic Development Corp.
  (Baltimore County Project); Student Housing VRD
  Series 2002 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 11/01/31(b)(c)                              A-1       --     14,250       14,250,000
---------------------------------------------------------------------------------------------
Maryland (State of) Economic Development Corp.
  (YMCA of Central Maryland Inc. Project); VRD
  Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.05%, 04/01/28(b)(c)                               --   VMIG-1      3,600        3,600,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (State of Maryland Health & Higher
  Educational Facilities Authority); VRD Floating
  Rate Trust Ctfs. Series 2003-829 RB
  (Acquired 06/19/03; Cost $3,800,000)
  1.07%, 08/15/38(c)(d)(e)                            --   VMIG-1      3,800        3,800,000
=============================================================================================
                                                                                   34,625,483
=============================================================================================

MASSACHUSETTS-1.37%

Billerica (City of); Limited Tax Series 2004 BAN
  GO
  2.00%, 01/07/05                                  SP-1+    MIG-1     18,000       18,120,475
---------------------------------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency (Boston University); VRD Series 2002 R-2
  RB
  1.01%, 10/01/42(f)(k)                             A-1+   VMIG-1      9,300        9,300,000
---------------------------------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency (Boston University); VRD Series 2002 R-4
  RB
  1.01%, 10/01/42(f)(k)                             A-1+   VMIG-1     13,840       13,840,000
---------------------------------------------------------------------------------------------
Massachusetts (State of) Water Resources
  Authority; Series 1993 C RB
  5.25%, 12/01/04(i)(o)                              AAA      Aaa      1,460        1,529,033
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
MASSACHUSETTS-(CONTINUED)

Massachusetts (State of); Ltd Tax Consolidated
  Loan Series 1994 B GO
  6.00%, 08/01/04(i)(o)                              NRR      NRR    $   975   $    1,010,524
=============================================================================================
                                                                                   43,800,032
=============================================================================================

MICHIGAN-3.69%

Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); Limited Tax
  VRD Series 1998 IDR
  (LOC-Comerica Bank)
  1.05%, 10/01/23(b)(c)(m)                            --       --      8,900        8,900,000
---------------------------------------------------------------------------------------------
Detroit (City of) Economic Development Corp.
  (Waterfront Reclamation); VRD Series 1999 B RB
  (LOC-Bank of America NT & SA)
  1.05%, 05/01/09(b)(c)                             A-1+      P-1      3,000        3,000,000
---------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (City of Detroit School
  District); Unlimited Tax VRD Series 2002-6014
  Class A COP (Acquired 11/06/02; Cost
  $7,105,000)
  1.08%, 05/01/32(c)(d)(e)                          A-1+       --      7,105        7,105,000
---------------------------------------------------------------------------------------------
Eaton Rapids (City of) Public Schools; Unlimited
  Tax Series 1995 GO
  5.50%, 05/01/04(i)(o)                              AAA      Aaa      1,000        1,013,700
---------------------------------------------------------------------------------------------
First Union MERLOTs (City of Detroit Sewage
  Disposal System); VRD Series 2001 A112 RB
  (Acquired 10/31/01; Cost $4,920,000)
  1.10%, 07/01/32(c)(d)(e)                            --   VMIG-1      4,920        4,920,000
---------------------------------------------------------------------------------------------
  VRD Series 2003 B41 RB (Acquired 07/09/03; Cost
  $4,520,000)
  1.10%, 07/01/26(c)(d)(e)                            --   VMIG-1      4,520        4,520,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (City of Detroit Water Supply
  System); VRD Series 2000 D RB (Acquired
  01/21/00; Cost $10,000,000)
  1.10%, 07/01/29(c)(d)(e)                            --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (State of Michigan Hospital
  Finance Authority); VRD Series 1997 X RB
  (Acquired 12/12/03; Cost $15,000,000)
  1.10%, 08/15/24(c)(d)(e)                            --   VMIG-1     15,000       15,000,000
---------------------------------------------------------------------------------------------
Jackson (County of) Economic Development Corp.
  (Vista Grande Villa); Refunding Limited VRD
  Series 2001 A RB
  (LOC-LaSalle National Bank)
  1.10%, 11/01/31(b)(k)                              A-1       --      1,100        1,100,000
---------------------------------------------------------------------------------------------
Michigan (State of) Comprehensive Transportation
  Fund;
  Series 2002 B RB
  4.00%, 05/15/04                                    AAA      Aa3      1,300        1,304,573
---------------------------------------------------------------------------------------------
Michigan (State of) Housing Development Authority
  (Parks of Taylor Apartments); Multi-Family VRD
  Series 2002 A RB
  (CEP-Federal National Mortgage Association)
  1.03%, 08/15/32(c)                                A-1+       --      2,135        2,135,000
---------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority;
  Series 2003 B-2 RN (LOC-J.P. Morgan Chase &
  Co.)
  2.00%, 08/23/04(b)                               SP-1+       --      8,000        8,030,220
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Michigan (State of) Strategic Fund (Van Andel
  Research Institute Project); Limited Tax VRD
  Series 1997 RB
  (LOC-Standard Federal Bank)
  1.02%, 11/01/27(b)(c)                              A-1       --    $13,300   $   13,300,000
---------------------------------------------------------------------------------------------
Michigan (State of); Unlimited Tax Notes Series
  2004 GO
  2.00%, 09/30/04                                  SP-1+    MIG-1     15,000       15,075,846
---------------------------------------------------------------------------------------------
Oakland (County of) Economic Development Corp.
  (Rochester College Project); Limited Obligation
  VRD Series 2001 RB
  (LOC-Bank One Michigan)
  1.12%, 08/01/21(b)(c)                               --   VMIG-1      3,111        3,111,000
---------------------------------------------------------------------------------------------
Southfield (City of) (Lawrence Tech University
  Project); Economic Development VRD Series 2001
  RB (LOC-Bank One Michigan N.A.)
  1.08%, 10/01/31(b)(c)                              A-1       --      6,000        6,000,000
---------------------------------------------------------------------------------------------
Traverse City (City of) Area Public Schools;
  Refunding Unlimited Tax Series 1994 GO
  4.55%, 05/01/04(f)                                 AAA      Aaa      1,000        1,002,820
---------------------------------------------------------------------------------------------
University of Michigan; Refunding Hospital VRD
  Series 1992 A RB
  1.08%, 12/01/19(k)                                A-1+   VMIG-1     12,550       12,550,000
=============================================================================================
                                                                                  118,068,159
=============================================================================================

MINNESOTA-3.99%

Golden Valley (City of) (Unicare Homes Inc.
  Project); VRD Series 1984 IDR (LOC-Bank of
  America N.A.)
  1.02%, 09/01/14(b)(c)                             A-1+       --      3,900        3,900,000
---------------------------------------------------------------------------------------------
J.P. Morgan PUTTERs (State of Minnesota Public
  Facilities Authority); VRD Drinking Water
  Series 2002-319 COP (Acquired 07/31/03; Cost
  $14,060,000)
  1.05%, 03/01/21(c)(d)(e)                           A-1       --     14,060       14,060,000
---------------------------------------------------------------------------------------------
Minneapolis (City of) (Minnehaha Academy
  Project); VRD Series 2001 RB (LOC-Firstar Bank
  N.A.)
  1.22%, 05/01/26(b)(k)(m)                            --       --      2,500        2,500,000
---------------------------------------------------------------------------------------------
Minneapolis-St. Paul (Cities of) Metropolitan
  Council of Minnesota; Unlimited Tax Series 2002
  D GO
  5.00%, 02/01/05                                    AAA      Aaa      1,190        1,228,470
---------------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities (Mayo
  Foundation); Commercial Paper Notes Series
  2000A
  0.98%, 05/19/04                                   A-1+       --      7,000        7,000,000
---------------------------------------------------------------------------------------------
  Series 2000 B
  0.95%, 05/12/04                                   A-1+       --     20,500       20,500,000
---------------------------------------------------------------------------------------------
  Series 2000 C
  0.95%, 04/08/04                                   A-1+       --     33,500       33,500,000
---------------------------------------------------------------------------------------------
  Series 2001 A
  0.95%, 04/13/04                                   A-1+       --     15,000       15,000,000
---------------------------------------------------------------------------------------------
  Series 2001 B
  0.95%, 04/13/04                                   A-1+       --     10,600       10,600,000
---------------------------------------------------------------------------------------------
  Series F
  0.98%, 05/19/04                                   A-1+       --      5,000        5,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

St. Paul (City of) Housing & Redevelopment
  Authority (Science Museum of Minnesota); VRD
  Series 1997 A RB
  (LOC-First Interstate Bank)
  1.07%, 05/01/27(b)(c)                               --   VMIG-1    $14,260   $   14,260,000
=============================================================================================
                                                                                  127,548,470
=============================================================================================

MISSISSIPPI-1.15%

ABN AMRO Munitops Ctfs. Trust (State of
  Mississippi Development Board-Jackson Water &
  Sewer); Multi-State Non-AMT VRD Series 2002-22
  Ctfs. (Acquired 09/10/03; Cost $9,995,000)
  1.20%, 6/23/04(d)(e)(i)(l)(n)                       --   VMIG-1      9,995        9,995,000
---------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (State of Mississippi);
  Unlimited Tax VRD Series 2002-6018 Class A COP
  (Acquired 11/20/02; Cost $3,200,000) 1.08%,
  11/01/22(c)(d)(e)                                 A-1+       --      3,200        3,200,000
---------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Jackson Medical Mall); VRD Series 2000 A RB
  (LOC-Bank One Louisiana)
  1.05%, 11/01/18(b)(c)                              A-1       --      4,800        4,800,000
---------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Mississippi College Project); VRD Series 2003
  RB (LOC-AmSouth Bank) 1.17%, 07/01/23(b)(c)         --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
University of Mississippi Educational Building
  Corp. (Campus Improvements Project); VRD Series
  2000 RB
  1.09%, 10/01/20(c)(f)                               --   VMIG-1      8,690        8,690,000
=============================================================================================
                                                                                   36,685,000
=============================================================================================

MISSOURI-0.65%

Missouri (State of) Development Finance Board
  (Southeast Missouri State University);
  Educational Facilities VRD Series 2003 B RB
  (LOC-U.S. Bank N.A.)
  1.05%, 10/01/23(b)(c)                             A-1+       --      5,750        5,750,000
---------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Lutheran Senior
  Services); VRD Series 2000 RB (LOC-Firstar Bank
  N.A.)
  1.05%, 02/01/31(b)(c)                               --   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Southwest Baptist
  University Project); VRD Series 2003 RB
  (LOC-Bank of America N.A.)
  1.17%, 10/01/33(b)(k)                             A-1+       --      5,950        5,950,000
---------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); VRD Series 1985 B RB
  1.08%, 09/01/10(c)                                A-1+   VMIG-1      1,200        1,200,000
---------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Friendship Village of South County);
  VRD Series 2002 B IDR (LOC-LaSalle Bank N.A.)
  1.05%, 09/01/22(b)(c)                              A-1       --      2,915        2,915,000
=============================================================================================
                                                                                   20,815,000
=============================================================================================

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------

MONTANA-0.37%

Montana (State of) Facility Finance Authority
  (Mission Ridge Project); VRD Series 2002 RB
  (LOC-LaSalle Bank N.A.)
  1.05%, 08/01/27(b)(c)(g)                            --       --    $ 6,900   $    6,900,000
---------------------------------------------------------------------------------------------
Montana (State of); Unlimited Tax Series 2003
  TRAN GO
  2.00%, 06/30/04                                  SP-1+    MIG-1      5,000        5,012,000
=============================================================================================
                                                                                   11,912,000
=============================================================================================

NEBRASKA-1.34%

Nebhelp Inc.; Multi-Mode VRD Series 1985 A RB
  1.10%, 12/01/15(c)(f)                             A-1+   VMIG-1      5,995        5,995,000
---------------------------------------------------------------------------------------------
Nebhelp Inc.; Multi-Mode VRD Series 1985 B RB
  1.10%, 12/01/15(c)(f)                             A-1+   VMIG-1      3,590        3,590,000
---------------------------------------------------------------------------------------------
Nebhelp Inc.; Multi-Mode VRD Series 1985 D RB
  1.10%, 12/01/15(c)(f)                             A-1+   VMIG-1      5,865        5,865,000
---------------------------------------------------------------------------------------------
Nebhelp Inc.; Multi-Mode VRD Series 1985 E RB
  1.10%, 12/01/15(c)(f)                             A-1+   VMIG-1     27,335       27,335,000
=============================================================================================
                                                                                   42,785,000
=============================================================================================

NEVADA-0.86%

ABN AMRO Munitops Ctfs. Trust (County of Washoe);
  Refunding VRD Limited Tax Series 2001-24 Single
  Asset Trust Ctfs. (Acquired 06/21/01; Cost
  $5,500,000)
  1.12%, 07/01/09(c)(d)(e)                            --   VMIG-1      5,500        5,500,000
---------------------------------------------------------------------------------------------
Carson (City of) (Carson-Tahoe Hospital Project);
  Hospital VRD Series 2003 B RB
  (LOC-U.S. Bank N.A.)
  1.02%, 09/01/33(b)(c)                             A-1+       --     18,000       18,000,000
---------------------------------------------------------------------------------------------
Clark (County of); Refunding Limited Tax Series
  1998 B GO
  5.25%, 11/01/04                                     AA      Aa2      2,245        2,298,523
---------------------------------------------------------------------------------------------
Nevada (State of); Capital Improvements Limited
  Tax Series 1996 A GO
  6.00%, 05/15/04(o)                                 NRR      NRR      1,530        1,539,031
=============================================================================================
                                                                                   27,337,554
=============================================================================================

NEW HAMPSHIRE-0.64%

Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (New Hampshire Higher Education & Health
  Facilities Authority); Refunding VRD Series
  2003-772 RB (Acquired 01/22/03; Cost
  $5,475,000)
  1.08%, 01/01/17(c)(d)(e)                           A-1       --      5,475        5,475,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (New Hampshire Higher Educational &
  Health Facilities Authority); Refunding VRD
  Series 2003-866 RB (Acquired 10/23/03; Cost
  $7,485,000)
  1.08%, 08/15/21(c)(d)(e)                           A-1       --      7,485        7,485,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
NEW HAMPSHIRE-(CONTINUED)

New Hampshire (State of) Health & Educational
  Facilities Authority (Kendal at Hanover Issue);
  VRD Series 2000 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 10/01/30(b)(c)                              A-1       --    $ 7,455   $    7,455,000
=============================================================================================
                                                                                   20,415,000
=============================================================================================

NEW JERSEY-0.19%

Union (County of) Industrial Pollution Control
  Financing Authority (Exxon Mobil Corp.
  Project); Refunding Pollution Control VRD
  Series 1994 RB
  1.07%, 07/01/33(k)                                A-1+       --      6,200        6,200,000
=============================================================================================

NEW MEXICO-0.04%

Dona Ana (County of) Gross Receipts Tax;
  Refunding & Improvement Series 1998 RB
  5.00%, 06/01/04(f)                                  --      Aaa      1,200        1,207,819
=============================================================================================

NEW YORK-0.34%

ABN AMRO Munitops Ctfs. Trust (Triborough Bridge
  & Tunnel Authority); VRD Series 2002-31 Non-AMT
  Ctfs. (Acquired 03/24/04; Cost $10,000,000)
  1.07%, 11/15/10(c)(d)(e)                            --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
New York (State of); Unlimited Tax Series 1994 B1
  GO
  7.20%, 08/15/04(i)(o)                              NRR      NRR      1,000        1,032,676
=============================================================================================
                                                                                   11,032,676
=============================================================================================

NORTH CAROLINA-2.29%

Albemarle (City of) Hospital Authority;
  Healthcare Facilities VRD Series 2000 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 10/01/15(b)(c)                              A-1       --      5,900        5,900,000
---------------------------------------------------------------------------------------------
Dare (County of); Utility System Series 1994 RB
  5.75%, 06/01/04(i)(o)                              AAA      Aaa      1,000        1,027,777
---------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (NCA&T University Foundation);
  Student Housing Facilities VRD Series 2001 RB
  (LOC-Wachovia Bank N.A.)
  1.10%, 07/01/32(b)(c)                               --   VMIG-1     18,745       18,745,000
---------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Financing Agency (Elon College); VRD Series
  2001 A RB (LOC-Bank of America N.A.)
  1.05%, 01/01/14(b)(c)(g)                            --       --      4,500        4,500,000
---------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Financing Agency (Goodwill Community Foundation
  Project); VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.05%, 04/01/22(b)(c)(g)                            --       --      2,260        2,260,000
---------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Financing Agency (Wolfpak Club Project); VRD
  Series 2002 RB (LOC-Bank of America N.A.)
  1.05%, 04/01/12(b)(g)                               --       --      9,500        9,500,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Medical Care Commission
  (Cleveland Regional Medical Center Project);
  Health Care Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.05%, 01/01/18(b)(c)(g)                            --       --    $19,437   $   19,437,000
---------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care Commission
  (Lutheran Retirement Project); VRD Series 1999
  RB
  (LOC-Bank of America N.A.) (Acquired 12/01/03;
  Cost $1,785,000) 1.05%, 01/01/19(b)(c)(d)(g)        --       --      1,785        1,785,000
---------------------------------------------------------------------------------------------
Wake (County of); Public Improvement Unlimited
  Tax Series 2004 GO
  3.00%, 03/01/05                                    AAA      Aaa     10,000       10,171,800
=============================================================================================
                                                                                   73,326,577
=============================================================================================

OHIO-5.20%

Akron (City of) (Community Learning Centers);
  Income Tax Series 2004 B RB
  2.00%, 12/01/04(f)                                 AAA      Aaa      1,000        1,005,952
---------------------------------------------------------------------------------------------
Allen (County of); Refunding Limited Tax Series
  2002 GO
  1.70%, 12/01/04(f)                                  --      Aaa      1,000        1,004,298
---------------------------------------------------------------------------------------------
Butler (County of) Healthcare Facilities
  (Lifesphere Project):
  Refunding & Improvement Series 2002 RB
  (LOC-U.S. Bank N.A.)
  1.02%, 05/01/27(b)(c)                              A-1       --      8,500        8,500,000
---------------------------------------------------------------------------------------------
Cambridge (City of) (Regional Medical Center
  Project); Refunding & Improvement Hospital
  Facilities VRD Series 2001 RB
  (LOC-National City Bank)
  1.06%, 12/01/21(b)(c)                               --   VMIG-1     11,515       11,515,000
---------------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran Village
  Project); Health Care VRD Series 1994 RB
  (LOC-National City Bank)
  1.07%, 11/01/13(b)(c)                               --   VMIG-1      2,130        2,130,000
---------------------------------------------------------------------------------------------
Cincinnati (City of) School District; Unlimited
  Tax Series 2003 BAN GO
  1.65%, 09/10/04                                     --    MIG-1      8,000        8,019,262
---------------------------------------------------------------------------------------------
Cuyahoga (County of) Continuing Care Facilities;
  Refunding VRD Series 1999 RB (LOC-LaSalle
  National Bank)
  1.02%, 02/01/29(b)(c)                             A-1+       --     22,985       22,985,000
---------------------------------------------------------------------------------------------
Cuyahoga (County of) Health Care Facilities
  (Judson Retirement Community); Refunding VRD
  Series 2000 RB
  (LOC-National City Bank)
  1.05%, 11/15/19(b)(c)                              A-1       --        800          800,000
---------------------------------------------------------------------------------------------
Kettering (City of) School District; Series 2004
  BAN
  2.00%, 07/22/04                                     --    MIG-1     15,000       15,047,305
---------------------------------------------------------------------------------------------
Lorain (County of) (Elyria United Methodist
  Village); Hospital Refunding VRD Series 1996 B
  RB (LOC-Bank One N.A.)
  1.04%, 06/01/12(b)(c)                              A-1   VMIG-1      5,110        5,110,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Lorain (County of) (EMH Regional Medical Center
  Project); Hospital Facilities VRD Series 2001
  RB (LOC-National City Bank)
  1.09%, 05/01/26(b)(c)(m)                            --       --    $15,385   $   15,385,000
---------------------------------------------------------------------------------------------
Lorain (County of) Independent Living Facilities
  (Elyria United Methodist Project); VRD Series
  1999 RB (LOC-Bank One N.A.)
  1.04%, 06/01/25(b)(c)                              A-1       --      9,495        9,495,000
---------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities (Forum
  Health Obligation Group); VRD Series 1997 B RB
  1.03%, 12/01/28(c)(f)                             A-1+   VMIG-1      6,000        6,000,000
---------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities (Forum
  Health Obligation Group); VRD Series 2002 B RB
  (LOC-Fifth Third Bank)
  1.06%, 12/01/27(b)(c)                               --   VMIG-1      7,200        7,200,000
---------------------------------------------------------------------------------------------
Mahoning Valley (City of) Sanitation District;
  Water Series 1994 RB
  7.75%, 05/15/04(i)(o)                              NRR      NRR      8,000        8,224,306
---------------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  Hospital Improvement VRD Series 1990 RB
  (LOC-Bank One N.A.)
  1.05%, 08/01/20(b)(c)                              A-1       --      4,745        4,745,000
---------------------------------------------------------------------------------------------
Middleburg Heights (City of) (Southwest General
  Health Center); Hospital Improvement VRD Series
  1997 RB
  (LOC-Fifth Third Bank)
  1.06%, 08/15/22(b)(c)                             A-1+       --      5,615        5,615,000
---------------------------------------------------------------------------------------------
Montgomery (County of) (St. Vincent DePaul
  Society); Limited Obligation VRD Series 1996 RB
  (LOC-National City Bank)
  1.06%, 12/01/10(b)(c)                              A-1       --      2,100        2,100,000
---------------------------------------------------------------------------------------------
Ohio (State of) Air Quality Development Authority
  (Timken Project); Refunding Multi-Modal VRD
  Series 2001 RB
  (LOC-Fifth Third Bank)
  1.04%, 11/01/25(b)(c)                             A-1+   VMIG-1      2,530        2,530,000
---------------------------------------------------------------------------------------------
Ohio (State of) Water Development Authority
  (Timken Project); Refunding Multi-Modal VRD
  Series 2001 RB
  (LOC-Northern Trust Co.)
  1.04%, 11/01/25(b)(c)                             A-1+   VMIG-1     10,200       10,200,000
---------------------------------------------------------------------------------------------
Plain (City of) School District; Series 2003 RAN
  2.00%, 05/20/04(m)                                  --       --      1,000        1,001,271
---------------------------------------------------------------------------------------------
Portage (County of) (Robinson Memorial Hospital);
  VRD Series 2002 RB (LOC-Bank One N.A.)
  1.06%, 05/01/17(b)(c)                               --   VMIG-1      6,635        6,635,000
---------------------------------------------------------------------------------------------
Solon (City of); Unlimited Tax Series 2003 BAN GO
  2.00%, 12/09/04(m)                                  --       --      2,800        2,816,567
---------------------------------------------------------------------------------------------
Twinsburg (City of) School District; Refunding
  Unlimited Tax Series 2004 GO
  2.00%, 12/01/04(f)                                  --      Aaa      1,800        1,811,322
---------------------------------------------------------------------------------------------
Warren (County of) Health Care Facilities
  (Otterbein); Refunding & Improvement VRD Series
  1998 A RB (LOC-Fifth Third Bank)
  1.07%, 07/01/21(b)(c)                             A-1+       --      1,340        1,340,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Youngstown (City of) School District; Unlimited
  Tax Series 2003-3 BAN 2.00%, 05/05/04               --    MIG-1    $ 5,000   $    5,004,616
=============================================================================================
                                                                                  166,219,899
=============================================================================================

OKLAHOMA-1.48%

Oklahoma (County of) Finance Authority (Oxford
  Oaks Apartments Projects); Refunding
  Multi-Family Housing VRD Series 2000 RB
  (CEP-Federal National Mortgage Association)
  1.04%, 07/15/30(c)                                A-1+       --     27,695       27,695,000
---------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance Authority
  (Capitol Dome Project); VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.12%, 06/01/11(b)(c)                             A-1+       --      4,555        4,555,000
---------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resource Board; Loan
  Program Notes Series 2003 A RB
  0.87%, 04/01/04(h)(i)                             A-1+       --     14,990       14,990,000
=============================================================================================
                                                                                   47,240,000
=============================================================================================

OREGON-0.24%

Oregon (State of) Health, Housing, Educational &
  Cultural Facilities Authority (Quatama Crossing
  LLC Housing Project); VRD Series 1998 RB
  (LOC-U.S. Bank N.A.)
  1.07%, 01/01/31(b)(c)                               --      Aa2      7,540        7,540,000
=============================================================================================

PENNSYLVANIA-3.23%

ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building Authority);
  Non-AMT VRD Series 2001-30 Ctfs. (Acquired
  10/31/02; Cost $5,000,000)
  1.11%, 09/01/09(c)(d)(e)                            --   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building Authority);
  Non-AMT VRD Series 2003-24 Ctfs. (Acquired
  03/08/04; Cost $7,000,000)
  1.11%, 06/01/11(c)(d)(e)                            --   VMIG-1      7,000        7,000,000
---------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (ACES-Presbyterian University
  Hospital); VRD Series 1988 B1 RB
  (LOC-Bank One N.A.)
  1.05%, 03/01/18(b)(c)                               --   VMIG-1      2,085        2,085,000
---------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (Presbyterian Health Center); VRD
  Series 1990 A RB
  1.02%, 03/01/20(c)(f)                             A-1+   VMIG-1      4,470        4,470,000
---------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (Presbyterian Health Center); VRD
  Series 1990 D RB
  1.02%, 03/01/20(c)(f)                             A-1+   VMIG-1      1,300        1,300,000
---------------------------------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority (Carnegie Museums of Pittsburgh); VRD
  Series 2002 IDR (LOC-Citizens Bank of
  Pennsylvania)
  1.15%, 08/01/32(b)(c)                               --   VMIG-1      2,000        2,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Altoona (City of) Authority; Water Series 1994 A
  RB
  6.50%, 11/01/04(i)(o)                              AAA       --    $ 1,700   $    1,786,650
---------------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Lutheran Services); Health Care VRD
  Series 1998 A IDR
  1.02%, 01/01/28(c)(f)                               --   VMIG-1     11,310       11,310,000
---------------------------------------------------------------------------------------------
Chartiers Valley (Community of) Industrial and
  Commercial Development Authority (Asbury Villas
  Project); VRD Series 2000 B IDR (LOC-LaSalle
  Bank N.A.)
  1.05%, 12/01/30(b)(c)                              A-1       --      3,000        3,000,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Delaware Valley
  Regional); VRD Series 2001-3801 COP (Acquired
  06/04/01; Cost $8,900,000)
  1.08%, 08/01/28(c)(d)(e)                          A-1+       --      8,900        8,900,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Pennsylvania);
  VRD Series 94-3802 COP (Acquired 01/29/03; Cost
  $1,295,000)
  1.08%, 05/01/17(c)(d)(e)                          A-1+               1,295        1,295,000
---------------------------------------------------------------------------------------------
First Union MERLOTS (City of Scranton & County of
  Lackawanna Health & Welfare Authority); VRD
  Series 2002 A-18 RB
  (Acquired 03/22/02; Cost $2,865,000)
  1.10%, 03/01/15(c)(d)(e)                            --   VMIG-1      2,865        2,865,000
---------------------------------------------------------------------------------------------
Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital Obligation);
  Health Care VRD Series 2000 IDR
  1.12%, 12/01/24(c)(f)                              A-1       --      3,575        3,575,000
---------------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Co-Op); Pollution
  Control VRD Series 1984 IDR (LOC-Rabobank
  Nederland)
  1.03%, 10/01/14(b)(j)                             A-1+       --      7,480        7,480,000
---------------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Corp.); Pollution
  Control VRD Series 1984 IDR (LOC-Rabobank
  Nederland)
  1.03%, 06/01/14(b)(j)                             A-1+       --      1,105        1,105,000
---------------------------------------------------------------------------------------------
Lower Southampton (Township of); Unlimited Tax
  Series 1994 GO
  5.90%, 05/15/04(i)(o)                              AAA      Aaa      1,000        1,005,832
---------------------------------------------------------------------------------------------
Northeastern Hospital & Education Authority
  (Wilkes University Project); VRD Series 2002 B
  RB (LOC-Wachovia Bank N.A.)
  1.02%, 10/01/30(b)(c)                               --   VMIG-1      1,500        1,500,000
---------------------------------------------------------------------------------------------
Philadelphia (City of) Industrial Development
  Authority (Fox Chase Cancer Center); VRD Series
  2001 IDR
  (LOC-JP Morgan Chase & Co.)
  1.12%, 07/01/10(b)(k)                             A-1+      P-1      4,000        4,000,000
---------------------------------------------------------------------------------------------
Philadelphia (City of) Industrial Development
  Authority (Girard Estate Aramark Project); VRD
  Series 2002 IDR (LOC-JP Morgan Chase Bank &
  Co.)
  1.00%, 06/01/32(b)(c)                             A-1+       --     25,400       25,400,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Philadelphia (City of) Industrial Development
  Authority (Girard Estate Facilities Leasing);
  VRD Series 2001 IDR
  (LOC-Morgan Guaranty Trust)
  1.00%, 11/01/31(b)(c)                             A-1+       --    $ 1,400   $    1,400,000
---------------------------------------------------------------------------------------------
Washington (County of) Authority (Girard Estate
  Project); Refunding VRD Series 1999 RB
  (LOC-Chase Manhattan Bank (The)) (Acquired
  03/18/04; Cost $2,000,000)
  1.00%, 06/01/27(b)(c)(d)                          A-1+       --      2,000        2,000,000
---------------------------------------------------------------------------------------------
Washington (County of) Authority (Higher
  Education Pooled Equipment Lease); Lease VRD
  Series 1985 RB (LOC-Wachovia Bank)
  1.06%, 11/01/05(b)(c)                               --   VMIG-1      4,890        4,890,000
=============================================================================================
                                                                                  103,367,482
=============================================================================================

SOUTH CAROLINA-3.75%

Charleston (County of) School District; Unlimited
  Tax
  Series 2004 BAN GO
  2.00%, 11/04/04                                  SP-1+    MIG-1     20,000       20,122,169
---------------------------------------------------------------------------------------------
Cherokee (County of) (Newark Electric Division);
  Industrial VRD Series 1985 RB (LOC-LaSalle Bank
  N.A.)
  1.05%, 12/01/15(b)(c)                              A-1       --      6,500        6,500,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of South Carolina
  Public Service Authority); VRD Series 2000-4001
  Class A COP (Acquired 09/08/00; Cost
  $10,100,000)
  1.08%, 01/01/22(c)(d)(e)                          A-1+       --     10,100       10,100,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (State of South Carolina
  Public Service Authority); VRD Series 2000 L RB
  (Acquired 02/25/00; Cost $11,590,000)
  1.10%, 01/01/22(c)(d)(e)                            --   VMIG-1     11,590       11,590,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (State of South Carolina Transportation
  Infrastructure); Floating Rate Trust Ctfs. VRD
  Series 2002-728 RB (Acquired 11/13/02; Cost
  $7,185,000) 1.07%, 10/01/22(c)(d)(e)               A-1       --      7,185        7,185,000
---------------------------------------------------------------------------------------------
Oconee (County of) (Duke); Refunding Pollution
  Control VRD Series 1993 RB (LOC-Bank One Trust
  Co.)
  1.05%, 02/01/17(b)(c)                               --      P-1      6,000        6,000,000
---------------------------------------------------------------------------------------------
Piedmont (City of) Municipal Power Agency;
  Refunding Electric VRD Series 2002 B RB
  1.05%, 01/01/18(c)(f)                              A-1   VMIG-1     32,700       32,700,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Educational Facilities
  Authority for Non-Profit Institutions (Morris
  College Project); VRD Series 1997 RB
  (LOC-Bank of America N.A.) (Acquired 07/30/02;
  Cost $2,300,000)
  1.10%, 07/01/17(b)(c)(d)                          A-1+       --      2,300        2,300,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Educational Facilities
  Authority for Non-Profit Institutions (The
  Allen University Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.) (Acquired 03/27/01;
  Cost $2,840,000) 1.10%, 09/01/18(b)(c)(d)         A-1+       --      2,840        2,840,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Children's Home
  Project); Economic Development VRD Series 2003
  RB (LOC-Branch Banking & Trust)
  1.05%, 03/01/23(b)(c)                               --   VMIG-1    $ 3,000   $    3,000,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Piedmont
  Foundation Project); Economic Development VRD
  Series 2002 RB (LOC-Bank of America N.A.)
  1.10%, 09/01/32(b)(c)(g)                            --       --      4,000        4,000,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.) (Acquired 07/23/02;
  Cost $2,775,000)
  1.10%, 09/01/18(b)(c)(d)                          A-1+       --      2,775        2,775,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Coastal Carolina
  University Project); Student Housing VRD Series
  2003 A RB (LOC-Wachovia Bank N.A.)
  1.01%, 07/01/35(b)(c)                              A-1       --      6,125        6,125,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Presbyterian Home of
  South Carolina Project); Economic Development
  VRD Series 2003 A RB (LOC-Wachovia Bank N.A)
  1.07%, 04/01/20(b)(c)                              A-1       --      4,535        4,535,000
=============================================================================================
                                                                                  119,772,169
=============================================================================================

TENNESSEE-7.72%

Clarksville (City of) Public Building Authority
  (Tennessee Municipal Bond Fund); Pooled Funding
  VRD Series 1997 RB
  (LOC-Bank of America N.A.) (Acquired 10/20/03;
  Cost $3,150,000)
  1.05%, 11/01/27(b)(c)(d)                            --   VMIG-1      3,150        3,150,000
---------------------------------------------------------------------------------------------
Clarksville (City of) Public Building Authority
  (Tennessee Municipal Bond Fund); Pooled Funding
  VRD Series 1999 RB
  (LOC-Bank of America N.A.) (Acquired 01/15/04;
  Cost $30,500,000)
  1.05%, 06/01/29(b)(c)(d)                            --   VMIG-1     30,500       30,500,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chattanooga); VRD
  Series 2000-4202 COP (Acquired 10/10/00; Cost
  $14,040,000)
  1.08%, 10/01/27(c)(d)(e)                          A-1+       --     14,040       14,040,000
---------------------------------------------------------------------------------------------
Hamilton (County of) Industrial Development Board
  (Tennessee Aquarium Project); VRD Series 1991
  IDR
  1.05%, 07/01/21(b)(c)                             A-1+       --      2,500        2,500,000
---------------------------------------------------------------------------------------------
Jackson (City of) Energy Authority; Electric
  Systems VRD Series 2003 B RB
  1.05%, 11/01/26(c)(f)                               --   VMIG-1     12,700       12,700,000
---------------------------------------------------------------------------------------------
Jackson (City of) Energy Authority; Wastewater
  Systems VRD Series 2002 RB
  1.05%, 12/01/22(c)(f)                               --   VMIG-1     23,435       23,435,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Jackson (City of) Health & Educational Facilities
  Board (Trinity Christian Academy); Educational
  Facilities VRD Series 2002 RB
  (LOC-AmSouth Bank)
  1.17%, 03/01/22(b)(c)                               --   VMIG-1    $ 5,400   $    5,400,000
---------------------------------------------------------------------------------------------
Knox (County of) Health Education & Housing
  Facility Board (Volunteer Student Housing LLC
  Project); Student Housing VRD Series 2002 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 09/01/34(b)(c)                               --   VMIG-1     27,020       27,020,000
---------------------------------------------------------------------------------------------
Memphis (City of); Electric System Sub-Series
  2003 A RB
  2.00%, 12/01/04                                    AA-      Aa3     10,000       10,056,093
---------------------------------------------------------------------------------------------
Metropolitan Government (City of Nashville &
  County of Davidson) Health & Education
  Facilities Board (Adventist Health System); VRD
  Series 1997 A RB (LOC-SunTrust Bank of Central
  Florida)
  1.02%, 11/15/27(b)(c)                             A-1+   VMIG-1      2,800        2,800,000
---------------------------------------------------------------------------------------------
Metropolitan Government (City of Nashville &
  County of Davidson) Health & Education
  Facilities Board (Adventist/Sunbelt); VRD
  Series 1996 A RB (LOC-SunTrust Bank of Central
  Florida)
  1.02%, 11/15/26(b)(c)                             A-1+   VMIG-1      3,200        3,200,000
---------------------------------------------------------------------------------------------
Metropolitan Government (City of Nashville &
  County of Davidson) Health & Education
  Facilities Board (Park at Hermitage Project);
  VRD Series 2004 RB (CEP-Federal National
  Mortgage Association)
  1.03%, 02/15/34(c)                                  --   VMIG-1      6,645        6,645,000
---------------------------------------------------------------------------------------------
Metropolitan Government (City of Nashville &
  County of Davidson) Health & Education
  Facilities Board (Vanderbilt University); VRD
  Series 2002 B RB
  1.10%, 10/01/32(k)                                A-1+   VMIG-1      3,200        3,200,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (City of Nashville & County of Davidson);
  Unlimited Tax Series 2003-871 GO
  (Acquired 11/17/03; Cost $4,995,000)
  1.07%, 10/15/10(c)(d)(e)                            --   VMIG-1      4,995        4,995,000
---------------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Local Government Public Improvement); VRD
  Series 1995 A RB
  1.05%, 06/01/15(c)(f)                               --   VMIG-1      5,570        5,570,000
---------------------------------------------------------------------------------------------
  VRD Series 1995 B-2 RB
  1.05%, 06/01/06(c)(f)                               --   VMIG-1      1,210        1,210,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 I A-1 RB
  1.05%, 06/01/22(c)(f)                               --   VMIG-1      5,900        5,900,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 II B-1 RB
  1.05%, 06/01/25(c)(f)                               --   VMIG-1      1,200        1,200,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 II E-1 RB
  1.05%, 06/01/21(c)(f)                               --   VMIG-1      2,100        2,100,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 II E-3 RB
  1.05%, 06/01/10(c)(f)                               --   VMIG-1      1,500        1,500,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 II E-5 RB
  1.05%, 06/01/17(c)(f)                               --   VMIG-1      1,390        1,390,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

  VRD Series 1997 II F-1 RB
  1.05%, 06/01/17(c)(f)                               --   VMIG-1    $ 1,335   $    1,335,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 II F-5 RB
  1.05%, 06/01/27(c)(f)                               --   VMIG-1      2,315        2,315,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III A-4 RB
  1.05%, 06/01/17(c)(f)                               --   VMIG-1        300          300,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III B-2 RB
  1.05%, 06/01/19(c)(f)                               --   VMIG-1      5,150        5,150,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III C-3 RB
  1.05%, 06/01/18(c)(f)                               --   VMIG-1      3,770        3,770,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III C-4 RB
  1.05%, 06/01/20(c)(f)                               --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
  VRD Series 1999 II A-1 RB
  1.05%, 06/01/24(c)(f)                               --   VMIG-1      5,600        5,600,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III A-1 RB
  1.05%, 06/01/07(c)(f)                               --   VMIG-1     15,850       15,850,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III A-3 RB
  1.05%, 06/01/19(c)(f)                               --   VMIG-1      1,325        1,325,000
---------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational & Housing
  Facilities Board (Baptist Memorial Hospital);
  Commercial Paper Notes (LOC-Bank of America
  N.A.)
  0.96%, 04/19/04(b)                                A-1+       --     12,400       12,400,000
---------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational & Housing
  Facilities Board (Briarcrest); Educational
  Facilities VRD Series 2002 RB
  (LOC-SunTrust Bank)
  1.05%, 04/01/22(b)(c)                               --   VMIG-1     11,500       11,500,000
---------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational & Housing
  Facilities Board (St. Benedict Auburndale
  School); VRD Series 2003 RB
  (LOC-AmSouth Bank)
  1.07%, 05/01/33(b)(c)                               --   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
Washington (County of) (Capital Outlay Notes);
  Refunding Unlimited Tax Series 2002 GO
  4.00%, 02/01/05(f)                                  --      Aaa      1,000        1,024,042
---------------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Educational
  Facilities VRD Series 2003 RB
  (LOC-SunTrust Bank)
  1.10%, 04/01/23(b)(c)                               --   VMIG-1      2,500        2,500,000
=============================================================================================
                                                                                  246,580,135
=============================================================================================

TEXAS-12.07%

ABN AMRO Munitops Ctfs. Trust (City of Leander
  Independent School District); Refunding
  Unlimited Multi-State Non-AMT Series 2002-16
  Ctfs. (Acquired 08/20/03; Cost $5,395,000)
  1.12%, 08/15/10(c)(d)(e)                            --   VMIG-1      5,395        5,395,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Alief (City of) Independent School District;
  Unlimited Tax Series 1997 GO (CEP-Texas
  Permanent School Fund)
  6.60%, 02/15/05                                    AAA      Aaa    $ 1,000   $    1,047,912
---------------------------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
  (ACES-Panhandle Pooled Health Care); VRD Series
  1985 RB (LOC-BNP Paribas)
  1.10%, 05/31/25(b)(c)                               --   VMIG-1      6,891        6,891,000
---------------------------------------------------------------------------------------------
Austin (City of) Housing Finance Corp. (Stassney
  Woods Apartments); Refunding Multi-Family
  Housing VRD Series 2004 A RB
  (CEP-Federal National Mortgage Association)
  1.03%, 10/15/32(c)                                  --   VMIG-1      4,050        4,050,000
---------------------------------------------------------------------------------------------
Austin (City of) Water & Wastewater System;
  Refunding Series 2002 A RB
  5.00%, 11/15/04(f)                                 AAA      Aaa      4,000        4,096,630
---------------------------------------------------------------------------------------------
Austin (City of); Refunding Limited Tax Series
  1993 GO
  5.50%, 09/01/04                                    AA+      Aa2      4,250        4,329,198
---------------------------------------------------------------------------------------------
Austin (City of); Utility System Series 1994 RB
  5.75%, 11/15/04(i)(o)                              AAA      Aaa      2,605        2,679,819
---------------------------------------------------------------------------------------------
Bell (County of) Health Facilities Development
  Corp. (Scott & White Memorial Hospital); VRD
  Series 2000 B-1 RB
  1.12%, 08/15/29(f)(k)                             A-1+   VMIG-1      7,100        7,100,000
---------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities Development
  Corp. (Air Force Village); VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.03%, 04/19/04(b)(c)                             A-1+       --     19,800       19,800,000
---------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities Development
  Corp. (Warm Springs); Healthcare System VRD
  Series 1997 RB
  (LOC-Chase Bank of Texas N.A.)
  1.06%, 09/01/27(b)(c)                               --   VMIG-1      3,635        3,635,000
---------------------------------------------------------------------------------------------
Brownsville (City of) Utility Systems; Refunding
  Sub. Lien VRD Series 2001 A RB
  0.90%, 11/04/04(f)(i)(l)                          A-1+   VMIG-1      3,300        3,300,000
---------------------------------------------------------------------------------------------
Coastal Bend Health Facilities Development Corp.
  (Incarnate Word Health Services); VRD Series
  1998 B RB
  1.00%, 08/15/28(c)(f)                            SP-1+   VMIG-1      1,800        1,800,000
---------------------------------------------------------------------------------------------
Dallas (City of) Waterworks & Sewer System;
  Refunding & Improvement Series 1997 RB
  5.25%, 04/01/04(i)(o)                              NRR      NRR      3,120        3,166,800
---------------------------------------------------------------------------------------------
Dallas (City of) Waterworks & Sewer System;
  Refunding Series 2002 A RB
  4.00%, 10/01/04                                    AA+      Aa2      3,500        3,551,725
---------------------------------------------------------------------------------------------
Dallas (City of); Limited Tax Series 2003 GO
  3.50%, 02/15/05                                    AA+      Aa1      1,500        1,532,363
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston Airport);
  VRD Series 2000-4307 COP (Acquired 11/15/00;
  Cost $15,750,000)
  1.08%, 07/01/28(c)(d)(e)                          A-1+       --     15,750       15,750,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Eagle Tax Exempt Trust (City of Houston Water &
  Sewer); VRD Series 2002-6019 Class A COP
  (Acquired 11/13/02; Cost $8,910,000)
  1.08%, 12/01/30(c)(d)(e)                          A-1+       --    $ 8,910   $    8,910,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston Water &
  Sewer); VRD Series 97-4305 COP (Acquired
  04/27/99; Cost $14,005,000)
  1.08%, 12/01/27(c)(d)(e)                          A-1+       --     14,005       14,005,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll Road);
  VRD Series 2001-4305 COP (Acquired 05/08/01;
  Cost $7,390,000)
  1.08%, 08/01/14(c)(d)(e)                          A-1+       --      7,390        7,390,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll Road);
  VRD Series 2002-6012 Class A COP (Acquired
  11/20/02; Cost $1,580,000)
  1.08%, 08/15/30(c)(d)(e)                          A-1+       --      1,580        1,580,000
---------------------------------------------------------------------------------------------
El Paso (County of); Refunding Limited Tax Series
  2002 A GO
  3.25%, 02/15/05(f)                                 AAA      Aaa      1,040        1,059,393
---------------------------------------------------------------------------------------------
First Union MERLOTs (Harris County Toll Road);
  VRD Series 2003 B16 RB (Acquired 02/19/03; Cost
  $3,015,000)
  1.10%, 08/15/25(c)(d)(e)                            --   VMIG-1      3,015        3,015,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (Jefferson County Health
  Facilities Development Corp.); VRD Series 2001
  A83 RB
  (Acquired 11/18/03; Cost $3,615,000)
  1.20%, 11/16/04(d)(e)(i)(n)                        A-1       --      3,615        3,615,000
---------------------------------------------------------------------------------------------
Garland (City of) Industrial Development
  Authority Inc. (Carroll Co. Project); VRD
  Series 1984 IDR (LOC-Wells Fargo Bank N.A.)
  (Acquired 09/03/03; Cost $1,050,000)
  1.06%, 12/01/14(b)(c)(d)                            --      Aaa      1,050        1,050,000
---------------------------------------------------------------------------------------------
Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Refunding Multi-Family
  VRD Series 1993 RB (CEP-General Electric
  Capital Corp.)
  1.08%, 06/01/10(c)                                A-1+       --      2,700        2,700,000
---------------------------------------------------------------------------------------------
Harris (County of) Cultural Education Facilities
  Finance Corp. (Houston Music Hall Foundation);
  VRD Series 1999 RB
  (LOC-Chase Bank of Texas)
  1.06%, 06/01/29(b)(c)                             A-1+       --      1,200        1,200,000
---------------------------------------------------------------------------------------------
Harris (County of) Health Facilities Development
  Corp. (St. Luke's Episcopal Hospital); VRD
  Refunding Series 2001 B RB
  1.12%, 02/15/31(k)                                A-1+       --     15,000       15,000,000
---------------------------------------------------------------------------------------------
Harris (County of) Health Facilities Development
  Corp. (Texas Medical Center Project); Special
  Facilities VRD Series 1999 B RB
  1.12%, 05/15/29(f)(k)                             A-1+   VMIG-1      2,900        2,900,000
---------------------------------------------------------------------------------------------
Harris (County of) Hospital District; Sub. Lien
  Series A RN 0.97%, 05/25/04                       A-1+       --      9,451        9,451,000
---------------------------------------------------------------------------------------------
Harris (County of) Houston Texas Sports Authority
  (Rodeo); Jr. Lein VRD Series 2001 C RB
  1.07%, 11/15/30(c)(f)                             A-1+   VMIG-1      6,400        6,400,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Harris (County of); Permanent Improvement
  Unlimited Tax Series 2003 GO
  3.00%, 10/01/04                                    AA+      Aa1    $ 1,000   $    1,009,456
---------------------------------------------------------------------------------------------
Harris (County of); Refunding Unlimited Tax
  Series 2001 GO
  5.00%, 10/01/04                                    AA+      Aa1      4,970        5,067,381
---------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development Corp.
  (AMOCO Project); Pollution Control VRD Series
  1985 IDR
  1.05%, 05/01/04(h)(i)                             A-1+      P-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
Houston (City of); Series A Commercial Paper
  Notes
  0.95%, 05/25/04                                    A-1      P-1     20,000       20,000,000
---------------------------------------------------------------------------------------------
Humble (City of) Independent School District
  (School Building); Unlimited Tax VRD Series
  2003 GO
  (CEP-Texas Permanent School Fund)
  1.02%, 06/15/23(c)                                A-1+   VMIG-1     12,500       12,500,000
---------------------------------------------------------------------------------------------
Mansfield (City of); Refunding Unlimited Tax
  Series 2004 GO
  2.00%, 02/15/05(f)                                 AAA      Aaa        855          861,669
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Brazosport
  Independent School District); Refunding
  Unlimited Tax VRD Series 2003 PT-1690 GO
  (Acquired 02/20/03; Cost $4,945,000)
  1.07%, 08/15/10(c)(d)(e)                            --   VMIG-1      4,945        4,945,000
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Harris County Hospital
  District); VRD Series 2002 PT-665 RB (Acquired
  10/02/02; Cost $5,935,000)
  1.07%, 08/15/08(c)(d)(e)                          A-1+       --      5,935        5,935,000
---------------------------------------------------------------------------------------------
Mesquite (City of) Independent School District
  (School Building); Unlimited Tax VRD Series
  2003 A GO (CEP-Texas Permanent School Fund)
  1.02%, 08/01/29(c)                               SP-1+       --     10,000       10,000,000
---------------------------------------------------------------------------------------------
Midlothian (City of) Industrial Development Corp.
  (Box-Crow Cement Co. Project); Pollution
  Control VRD Series 1984 IDR
  (LOC-UBS A.G.)
  1.03%, 12/01/09(b)(c)                               --      P-1      1,400        1,400,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (State of Texas Affordable Housing
  Corp.); Floating Rate Trust Ctfs. VRD Series
  2003-780 RB (Acquired 02/19/03; Cost
  $2,500,000)
  1.07%, 09/01/22(c)(d)(e)                            --   VMIG-1      2,500        2,500,000
---------------------------------------------------------------------------------------------
North Central (Region of) Health Facility
  Development Corp. (Northwest Senior Housing
  Corp.); Retirement Facility VRD Series 1999 C
  RB
  (LOC-LaSalle Bank N.A.)
  1.02%, 11/15/29(b)(c)                              A-1       --      3,900        3,900,000
---------------------------------------------------------------------------------------------
Northside Independent School District; Refunding
  Unlimited Tax Series 2003 A GO (CEP-Texas
  Permanent School Fund)
  1.00%, 08/01/04(i)(l)                             A-1+   VMIG-1      2,400        2,400,000
---------------------------------------------------------------------------------------------
Pasadena (City of) Independent School District;
  Limited Tax VRD Series 2000 A GO (CEP-Texas
  Permanent School Fund)
  1.35%, 04/01/04(i)(l)                               --   VMIG-1      2,000        2,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Red River Authority (Southwestern Public
  Services); Refunding Pollution Control Series
  1996 IDR
  1.02%, 07/01/16(c)(f)                             A-1+   VMIG-1    $ 4,000   $    4,000,000
---------------------------------------------------------------------------------------------
San Antonio (City of) Water System; Series 2001 A
  Commercial Paper Notes
  0.98%, 04/07/04                                   A-1+      P-1     32,200       32,200,000
---------------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance Corp.
  (Austin College Project); VRD Series 1997 RB
  (LOC-Bank of America N.A.)
  1.10%, 01/01/18(b)(c)                             A-1+       --     12,800       12,800,000
---------------------------------------------------------------------------------------------
Texas (State of) Department of Housing &
  Community Affairs (High Point III); Refunding
  Multi-Family Housing VRD Series 1993 A RB
  (CEP-Federal National Mortgage Association)
  1.02%, 02/01/23(c)                                A-1+       --      6,550        6,550,000
---------------------------------------------------------------------------------------------
Texas (State of); Series 2003 TRAN
  2.00%, 08/31/04                                  SP-1+    MIG-1     63,200       63,428,820
---------------------------------------------------------------------------------------------
Tom Green (County of) Health Facilities
  Development Corp. (Universal Health Services of
  San Antonio); Health Facilities VRD Series 1985
  RB (LOC-Morgan Guaranty Trust)
  1.02%, 12/01/15(b)(c)                             A-1+       --      2,200        2,200,000
---------------------------------------------------------------------------------------------
Travis (County of) Housing Finance Corp. (Travis
  Station Apartments Project); Refunding
  Multi-Family Housing VRD Series 2004 A RB
  (CEP-Federal National Mortgage Association)
  1.03%, 02/15/34(c)                                  --   VMIG-1      3,585        3,585,000
---------------------------------------------------------------------------------------------
Trinity River Industrial Development Authority
  (Radiation Sterilizers); (LOC-American National
  Bank & Trust)
  VRD Series 1985 A IDR 1.10%, 11/01/05(b)(j)        A-1       --      1,900        1,900,000
---------------------------------------------------------------------------------------------
  VRD Series 1985 B IDR 1.10%, 11/01/05(b)(j)        A-1       --      2,450        2,450,000
---------------------------------------------------------------------------------------------
Wachovia MERLOTs (Southeast Texas Housing Finance
  Corp.); VRD Series 2001 A18 RB (Acquired
  11/18/03; Cost $4,680,000)
  1.20%, 11/16/04(d)(e)(i)(n)                        A-1       --      4,680        4,680,000
---------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Texas); Refunding
  VRD Series 2003 B14 RB (Acquired 01/29/03; Cost
  $8,010,000)
  1.08%, 08/15/22(c)(d)(e)                            --   VMIG-1      8,010        8,010,000
=============================================================================================
                                                                                  385,723,166
=============================================================================================

UTAH-1.88%

Davis (County of) Housing Authority (Fox Creek
  Apartments); Refunding Multi-Family Housing VRD
  Series 1997 A RB
  (LOC-Bank One Arizona N.A.)
  1.06%, 08/15/27(b)(c)                              A-1       --      4,240        4,240,000
---------------------------------------------------------------------------------------------
Davis (County of) School District (Utah School
  Building Guarantee Program); Unlimited Tax
  Series 2003 GO
  2.00%, 06/01/04                                     --      Aaa      4,040        4,046,141
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
UTAH-(CONTINUED)

Emery (County of) (PacifiCorp Projects);
  Refunding Pollution Control VRD Series 1994 RB
  1.12%, 11/01/24(f)(k)                              A-1   VMIG-1    $ 8,500   $    8,500,000
---------------------------------------------------------------------------------------------
First Union MERLOTS (Intermountain Power Agency);
  Power Supply VRD Series 2002 A59 RB (Acquired
  10/23/02; Cost $7,120,000)
  1.10%, 07/01/10(c)(d)(e)                            --   VMIG-1      7,120        7,120,000
---------------------------------------------------------------------------------------------
Intermountain Power Agency; Power Supply VRD
  Series 1985 E RB
  1.05%, 06/01/04(f)(i)                             A-1+   VMIG-1     14,770       14,770,000
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Murray Hospital
  Revenue); VRD Series 2002 PA-1066 RB
  (Acquired 10/02/02; Cost $5,995,000)
  1.07%, 05/15/22(c)(d)(e)                           A-1       --      5,995        5,995,000
---------------------------------------------------------------------------------------------
Murray (City of) (IHC Health Services Inc.);
  Hospital VRD Series 2003 C RB
  1.12%, 05/15/36(k)                                A-1+       --      6,450        6,450,000
---------------------------------------------------------------------------------------------
Salt Lake (City of) (Gateway Project); Special
  Assessment VRD Series 2003 (LOC-Citibank N.A.)
  1.05%, 12/01/23(b)(c)                             A-1+       --      5,900        5,900,000
---------------------------------------------------------------------------------------------
Salt Lake City (City of) Industrial Development
  (Parkview Plaza Associates); VRD Series 1984
  IDR (LOC-Bank One Arizona N.A.)
  1.10%, 12/01/14(b)(c)                              A-1       --      2,175        2,175,000
---------------------------------------------------------------------------------------------
Sanpete (County of) School Facilities (Wasatch
  Academy); VRD Series 2003 RB (LOC-U.S. Bank
  N.A.)
  1.07%, 08/01/28(b)(c)                             A-1+       --      1,000        1,000,000
=============================================================================================
                                                                                   60,196,141
=============================================================================================

VERMONT-0.54%

Vermont (State of) Educational & Health Building
  Financing Agency (Fletcher Allen Health Care
  Inc.); Hospital VRD Series 2000 B RB
  1.09%, 12/01/30(c)(f)                             A-1+   VMIG-1     10,800       10,800,000
---------------------------------------------------------------------------------------------
Vermont (State of) Student Assistance Corp.;
  Student Loan VRD Series 1985 RB (LOC-State
  Street Bank & Trust)
  1.05%, 01/01/08(b)(j)                               --   VMIG-1      2,640        2,640,000
---------------------------------------------------------------------------------------------
Vermont (State of); Unlimited Tax Series 1994 A
  GO
  6.40%, 01/15/05(i)(o)                              NRR      NRR      3,510        3,723,496
=============================================================================================
                                                                                   17,163,496
=============================================================================================

VIRGINIA-0.34%

Chesapeake (City of) Hospital Authority
  (Chesapeake General Hospital); Hospital
  Facility VRD Series 2001 B RB (LOC-SunTrust
  Bank)
  1.08%, 07/01/31(b)(c)                             A-1+       --      1,545        1,545,000
---------------------------------------------------------------------------------------------
Harrisonburg (City of) Redevelopment & Housing
  Authority (Misty Ridge Project); Refunding
  Multi-Family Housing VRD Series 1991 A RB
  (LOC-Bank One N.A.)
  1.05%, 03/01/16(b)(c)                               --   VMIG-1      2,000        2,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Norfolk (City of) Industrial Development
  Authority (Sentara Health System); Commercial
  Paper Notes
  0.95%, 05/11/04                                   A-1+      P-1    $ 5,500   $    5,500,000
---------------------------------------------------------------------------------------------
Winchester (City of) Industrial Development
  Authority (Shenandoah University); Educational
  Facilities Series 1994 IDR
  6.70%, 10/01/04(i)(o)                              NRR      NRR      1,620        1,697,758
=============================================================================================
                                                                                   10,742,758
=============================================================================================

WASHINGTON-6.11%

ABN AMRO Munitops Ctfs. Trust (City of Seattle);
  Multi-State Non-AMT VRD Series 2003-7 Ctfs.
  (Acquired 05/13/03; Cost $10,685,000)
  1.10%, 06/16/04(d)(e)(g)(h)(n)                      --   VMIG-1     10,685       10,685,000
---------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (King County);
  Limited Tax Multi-State Non-AMT VRD Series
  2001-1 Ctfs. (Acquired 01/04/01; Cost
  $10,000,000)
  1.12%, 07/01/06(c)(d)(e)                            --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional Conference
  Center); VRD Series 2003 RB (LOC-Bank of
  America NT & SA)
  1.10%, 12/01/28(b)(c)(g)                            --       --      2,565        2,565,000
---------------------------------------------------------------------------------------------
Clark (County of) School District No. 037 (City
  of Vancouver); Refunding Unlimited Tax Series
  2003 B GO
  2.00%, 06/01/04                                     --      Aa1      1,700        1,702,705
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington
  Public Power Support System Project 2), VRD
  Series 96-4703 COP (Acquired 05/02/01; Cost
  $5,870,000)
  1.08%, 07/01/11(c)(d)(e)                          A-1+       --      5,870        5,870,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington); VRD
  Series 98-4701, Class A COP (Acquired 07/20/00;
  Cost $14,400,000)
  1.08%, 05/01/18(c)(d)(e)                          A-1+       --     14,400       14,400,000
---------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Commercial Paper Notes (LOC-Bank of America
  N.A.)
  1.00%, 10/26/04(b)                                A-1+       --      4,300        4,300,000
---------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Series A Project RN (LOC-Bank of America N.A.)
  1.00%, 10/26/04(b)                                A-1+       --      7,000        7,000,000
---------------------------------------------------------------------------------------------
Everett (City of); Limited VRD Tax Series 2001 GO
  (LOC-Bank of America N.A.)
  1.10%, 12/01/21(b)(c)(g)                            --       --      2,600        2,600,000
---------------------------------------------------------------------------------------------
Issaquah (City of) Community Properties; VRD
  Special Revenue Series 2001 A RB (LOC-Bank of
  America N.A.)
  1.03%, 02/15/21(b)(c)                               --   VMIG-1     10,150       10,150,000
---------------------------------------------------------------------------------------------
King & Snohomish (Counties of) School District
  No. 417 (Northshore); Unlimited Tax Series 2003
  GO
  2.00%, 12/01/04(f)                                 AAA      Aaa      3,300        3,319,169
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

King (County of) Economic Enterprise Corp. (Puget
  Sound Blood Center Project); VRD Series 1998
  IDR (LOC-U.S. Bank N.A.)
  1.07%, 04/01/23(b)(c)                               --   VMIG-1    $ 3,810   $    3,810,000
---------------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Special Revenue
  VRD Series 1999 A RB
  (LOC-U.S. Bank N.A.)
  1.05%, 12/01/19(b)(c)                               --   VMIG-1     11,800       11,800,000
---------------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Special Revenue
  VRD Series 1999 B RB
  (LOC-U.S. Bank N.A.)
  1.05%, 12/01/19(b)(c)                               --   VMIG-1        200          200,000
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Energy Northwest);
  Refunding VRD Series 2001 PA-846 RB (Acquired
  10/02/02; Cost $3,800,000)
  1.08%, 01/01/10(c)(d)(e)                           A-1       --      3,800        3,800,000
---------------------------------------------------------------------------------------------
Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); Special Revenue VRD
  Series 1997 RB
  (LOC-Bank of America NT & SA)
  1.10%, 01/01/27(b)(c)                             A-1+   VMIG-1     12,705       12,705,000
---------------------------------------------------------------------------------------------
Pierce (County of) School District No. 010 (City
  of Tacoma); Unlimited Tax Series 2001 GO
  4.00%, 06/01/04                                     AA      Aa1      1,000        1,005,044
---------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); Low Income Housing Assistance
  VRD Series 1994 B RB
  (LOC-U.S. Bank of Washington)
  1.07%, 05/01/19(b)(c)                             A-1+       --      2,440        2,440,000
---------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Refunding VRD Series
  1995 RB (LOC-U.S. Bank N.A.)
  1.03%, 12/01/15(b)(c)                             A-1+       --      1,760        1,760,000
---------------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development Corp.
  (Sysco Food Services Project); Refunding VRD
  Series 1994 RB
  1.06%, 11/01/25(c)                                A-1+   VMIG-1      8,000        8,000,000
---------------------------------------------------------------------------------------------
Snohomish (County of) Housing Authority (Ebey
  Arms Centerhouse Project); Refunding Housing
  VRD Series 2003 RB
  (LOC-Bank of America N.A.)
  1.10%, 12/01/34(b)(c)(g)                            --       --      6,245        6,245,000
---------------------------------------------------------------------------------------------
Tacoma (City of); Series 2B Commercial Paper
  Notes (LOC-Bank of America N.A.)
  0.95%, 04/08/04(b)                                A-1+      P-1     15,000       15,000,000
---------------------------------------------------------------------------------------------
Vancouver (City of) Housing Authority (Village
  Park Apartments Project); Housing VRD Series
  2000 RB
  (LOC-U.S. Bank N.A.)
  1.05%, 11/02/05(b)(c)                             A-1+       --      1,430        1,430,000
---------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Puget Sound Regional
  Transit Authority); Sales Tax & Motor VRD
  Series 2001 A46 RB
  (Acquired 11/12/03; Cost $6,275,000)
  1.30%, 11/10/04(d)(e)(i)(n)                         --   VMIG-1      6,275        6,275,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Wachovia MERLOTs (County of Snohomish); Limited
  Tax VRD Series 2003 B33 GO (Acquired 03/01/04;
  Cost $4,545,000)
  1.10%, 12/01/27(c)(d)(e)                            --   VMIG-1    $ 4,545   $    4,545,000
---------------------------------------------------------------------------------------------
Washington (State of) Economic Development
  Finance Authority (Seadrunar Recycling LLC
  Project); Economic Development VRD Series 2000
  E RB (LOC-U.S. Bank N.A.)
  1.08%, 08/01/25(b)(c)                             A-1+       --      2,715        2,715,000
---------------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority (Empire Health Services); VRD Series
  2003 RB (LOC-U.S. Bank N.A.)
  1.02%, 11/01/23(b)(c)                             A-1+       --      2,335        2,335,000
---------------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority (Providence Services); VRD Series
  2002 A RB (LOC-U.S. Bank N.A.)
  1.12%, 12/01/30(b)(k)                             A-1+       --     11,200       11,200,000
---------------------------------------------------------------------------------------------
Washington (State of) Higher Education Facilities
  Authority (Cornish College Arts Project); VRD
  Series 2003 A RB
  (LOC-Bank of America N.A.)
  1.10%, 12/01/33(b)(c)                               --   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (Emerald Heights Project); Refunding Nonprofit
  Housing VRD Series 2003 RB (LOC-Bank of America
  N.A.)
  1.08%, 07/01/33(b)(g)(k)                            --       --      6,500        6,500,000
---------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (Judson Park Project); Refunding Nonprofit
  Housing VRD Series 2004 A RB
  (LOC-U.S. Bank N.A.)
  1.02%, 01/01/29(b)(c)(g)                            --       --     10,210       10,210,000
---------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (Nikkei Concerns Project); Nonprofit Housing
  VRD Series 1994 RB
  (LOC-U.S. Bank N.A.)
  1.08%, 10/01/19(b)(c)                             A-1+       --      2,235        2,235,000
---------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (Tacoma Art Museum Project); Nonprofit VRD
  Series 2002 RB
  (LOC-Northern Trust Co.)
  1.17%, 06/01/32(b)(k)                               --   VMIG-1      1,225        1,225,000
---------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (University Preparatory Academy Project);
  Nonprofit VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.10%, 07/01/30(b)(c)                               --   VMIG-1      1,250        1,250,000
---------------------------------------------------------------------------------------------
Washington (State of); Refunding Unlimited Tax
  Series 2001 R-A GO
  5.25%, 09/01/04(f)                                 AAA      Aaa      1,000        1,017,163
=============================================================================================
                                                                                  195,294,081
=============================================================================================

WEST VIRGINIA-1.11%

Monongalia (County of) Building Community
  Hospital (Monongalia General Hospital);
  Refunding VRD Series 2002 A RB
  (LOC-Bank One of West Virginia)
  1.05%, 07/01/17(b)(c)                              A-1   VMIG-1        745          745,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
WEST VIRGINIA-(CONTINUED)

West Virginia (State of) Hospital Finance
  Authority (Cabell Huntington); Refunding VRD
  Series 2002 A-1 RB
  (LOC-Bank One of West Virginia)
  1.06%, 06/01/13(b)(c)                               --   VMIG-1    $10,270   $   10,270,000
---------------------------------------------------------------------------------------------
West Virginia (State of) Hospital Finance
  Authority (Camden Clark Hospital); Refunding
  VRD Series 2003 A RB (LOC-U.S. Bank N.A.)
  1.07%, 02/01/10(b)(c)                               --   VMIG-1      5,580        5,580,000
---------------------------------------------------------------------------------------------
West Virginia (State of) Hospital Finance
  Authority (Pallottine Health); Refunding VRD
  Series 2003 A-1 RB (LOC-Bank One N.A.)
  1.02%, 10/01/33(b)(c)                               --   VMIG-1     19,000       19,000,000
=============================================================================================
                                                                                   35,595,000
=============================================================================================

WISCONSIN-2.72%

Byron (City of) (Ocean Spray Inc. Project);
  Refunding VRD Series 1998 IDR (LOC-Wachovia
  Bank of North Carolina) (Acquired 11/06/03;
  Cost $3,500,000)
  1.01%, 12/01/20(b)(c)(d)                            --      Aa2      3,500        3,500,000
---------------------------------------------------------------------------------------------
Kimberly (City of) (Fox Cities YMCA Project); VRD
  Series 2002 RB
  (LOC-M&I Marshall & Ilsley)
  1.10%, 04/01/32(b)(c)                               --   VMIG-1      2,540        2,540,000
---------------------------------------------------------------------------------------------
Waukesha (County of); Unlimited Tax Promissory
  Notes Series 2004 GO
  2.00%, 04/01/05                                     --      Aaa      1,500        1,513,950
---------------------------------------------------------------------------------------------
Wind Point (City of) (Johnson Foundation
  Project); VRD Series 2000 RB (LOC-Harris Trust
  & Savings Bank)
  1.07%, 09/01/35(b)(c)                             A-1+       --      4,700        4,700,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish Project);
  VRD Series 2003 RB (LOC-Bank One N.A.)
  1.06%, 07/01/28(b)(c)                               --   VMIG-1      2,150        2,150,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health System); VRD
  Series 2003 C RB
  (LOC-M&I Marshall & Ilsley)
  1.05%, 08/15/23(b)(c)                               --   VMIG-1      7,600        7,600,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health); Pooled
  Loan VRD Series 2003 I RB
  (LOC-M&I Marshall & Ilsley)
  1.06%, 06/01/23(b)(c)                               --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Sinai Samaritan Medical
  Center); VRD Series 1994 A RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.05%, 09/01/19(b)(c)                              A-1       --      5,938        5,938,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Johns Home); Pooled
  Loan VRD Series 2003 J RB
  (LOC-M&I Marshall & Ilsley)
  1.06%, 07/01/23(b)(c)                               --   VMIG-1      4,250        4,250,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (St. Lukes Medical
  Center); VRD Series 1987 RB
  (LOC-Kredietbank N.V.) (Acquired 11/25/03; Cost
  $30,000,000)
  1.05%, 12/01/17(b)(c)(d)                           A-1       --    $30,000   $   30,000,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash Flow
  Management Program; Series 2003 B-1 COP
  2.00%, 11/01/04                                     --    MIG-1      5,565        5,592,307
---------------------------------------------------------------------------------------------
Wisconsin (State of); Clean Water Series 1993-2
  RB
  4.70%, 06/01/04                                    AA+      Aa2      3,500        3,520,894
---------------------------------------------------------------------------------------------
Wisconsin (State of); Transportation Series 2002
  A RB
  3.00%, 07/01/04(f)                                 AAA      Aaa      5,750        5,778,157
=============================================================================================
                                                                                   87,083,308
=============================================================================================
TOTAL INVESTMENTS-100.19% (Cost
  $3,202,019,641)(p)                                                            3,202,019,641
=============================================================================================
OTHER ASSETS LESS LIABILITIES-(0.19%)                                              (6,082,827)
=============================================================================================
NET ASSETS-100.00%                                                             $3,195,936,814
_____________________________________________________________________________________________
=============================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificate of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Optional Tender
NRR      - Not Re-Rated
P-Floats - Puttable Floating Option Tax-Exempt Receipts
PUTTERS  - Puttable Tax Exempt Receipts
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (g) and (m) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury Obligation held by a bank custodian; this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Auditors.
(b) Principal and interest payments are guaranteed by the letter of credit agreement.
(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on 03/31/04.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 03/31/04 was $699,770,000, which represented 21.90% of the Fund's net assets. Unless otherwise indicated, this security is not considered to be illiquid.
(e) Synthetic municipal instrument; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., MBIA Insurance Corp. or XL Capital Assurance Inc.
(g) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(h) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on 03/31/04.
(i) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(j) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined monthly. Rate shown is the rate in effect on 03/31/04.
(k) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined daily. Rate shown is the rate in effect on 03/31/04.
(l) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined annually. Rate shown is the rate in effect on 03/31/04.
(m) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Trustees and followed by the investment advisor.
(n) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 03/31/04 was $63,310,000 which represented 1.98% of the Fund's net assets.
(o) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(p) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2004

ASSETS:

Investments, at market value (cost $3,202,019,641)                        $3,202,019,641
---------------------------------------------------------------------------------------
Cash                                                                          1,386,158
---------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                            2,655,250
---------------------------------------------------------------------------------------
  Interest                                                                    7,736,379
---------------------------------------------------------------------------------------
  Amount due from advisor                                                        39,311
---------------------------------------------------------------------------------------
Investment for deferred compensation and retirement plans                       133,075
---------------------------------------------------------------------------------------
Other assets                                                                    107,519
=======================================================================================
    Total assets                                                          3,214,077,333
_______________________________________________________________________________________
=======================================================================================

LIABILITIES:

Payables for:
  Investments purchased                                                      15,689,202
---------------------------------------------------------------------------------------
  Dividends                                                                   1,950,617
---------------------------------------------------------------------------------------
  Deferred compensation and retirement plans                                    202,501
---------------------------------------------------------------------------------------
Accrued distribution fees                                                       131,205
---------------------------------------------------------------------------------------
Accrued transfer agent fees                                                      94,662
---------------------------------------------------------------------------------------
Accrued operating expenses                                                       72,332
=======================================================================================
    Total liabilities                                                        18,140,519
=======================================================================================
Net assets applicable to shares outstanding                               $3,195,936,814
_______________________________________________________________________________________
=======================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                           $3,195,937,746
---------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment securities                (932)
=======================================================================================
                                                                          $3,195,936,814
_______________________________________________________________________________________
=======================================================================================


NET ASSETS:

Institutional Class                                                       $1,953,768,936
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                  $ 150,399,126
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                                 $  10,393,628
_______________________________________________________________________________________
=======================================================================================
Cash Management Class                                                     $ 768,140,990
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                             $  14,029,600
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                            $ 299,204,534
_______________________________________________________________________________________
=======================================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF
  SHARES AUTHORIZED:

Institutional Class                                                       1,953,715,247
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                    150,385,407
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                                    10,390,617
_______________________________________________________________________________________
=======================================================================================
Cash Management Class                                                       768,132,195
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                                14,027,577
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                              299,203,210
_______________________________________________________________________________________
=======================================================================================
Net asset value and offering price per share for each class               $        1.00
_______________________________________________________________________________________
=======================================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended March 31, 2004

INVESTMENT INCOME:

Interest                                                      $30,872,790
=========================================================================

EXPENSES:

Advisory fees                                                   6,126,543
-------------------------------------------------------------------------
Administrative services fees                                      581,975
-------------------------------------------------------------------------
Custodian fees                                                    189,391
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,057,444
-------------------------------------------------------------------------
  Personal Investment Class                                        94,654
-------------------------------------------------------------------------
  Cash Management Class                                           665,410
-------------------------------------------------------------------------
  Reserve Class                                                   112,954
-------------------------------------------------------------------------
  Resource Class                                                  589,637
-------------------------------------------------------------------------
Transfer agent fees                                               529,387
-------------------------------------------------------------------------
Trustees' fees                                                     53,746
-------------------------------------------------------------------------
Other                                                             460,157
=========================================================================
    Total expenses                                             10,461,298
=========================================================================
Less: Fees waived                                              (2,279,393)
=========================================================================
    Net expenses                                                8,181,905
=========================================================================
Net investment income                                          22,690,885
=========================================================================
Net realized gain from investment securities                       40,841
=========================================================================
Net increase in net assets resulting from operations          $22,731,726
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   22,690,885    $   26,106,952
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 40,841           (25,175)
==============================================================================================
    Net increase in net assets resulting from operations          22,731,726        26,081,777
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (14,405,472)      (17,031,877)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (1,230,193)       (1,818,359)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (37,490)          (93,454)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           (5,040,826)       (4,920,342)
----------------------------------------------------------------------------------------------
  Reserve Class                                                       (8,425)          (64,630)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (1,968,479)       (2,178,290)
==============================================================================================
    Decrease in net assets resulting from distributions          (22,690,885)      (26,106,952)
==============================================================================================
Share transactions-net:
  Institutional Class                                            632,519,818        82,192,016
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (77,436,378)       48,742,626
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (6,598,054)       11,894,107
----------------------------------------------------------------------------------------------
  Cash Management Class                                          150,447,508       297,170,515
----------------------------------------------------------------------------------------------
  Reserve Class                                                    1,376,091        (5,545,385)
----------------------------------------------------------------------------------------------
  Resource Class                                                  39,025,099       122,868,778
==============================================================================================
    Net increase in net assets resulting from share
      transactions                                               739,334,084       557,322,657
==============================================================================================
    Net increase in net assets                                   739,374,925       557,297,482
==============================================================================================

NET ASSETS:

  Beginning of year                                            2,456,561,889     1,899,264,407
==============================================================================================
  End of year (including undistributed net investment income
    of $0 and $0 for 2004 and 2003, respectively)             $3,195,936,814    $2,456,561,889
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. On November 4, 2003, the Fund was reorganized from a separate series of Tax-Free Investments Co. to a new series portfolio of the Trust.

    Under the Trust's organizational documents, the Fund's officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code of 1986, as amended.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. The Fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.22%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 0.22% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees;
(iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement; (vi) Rule 12b-l fees; (vii) trustees' fees; and (viii) federal registration fees. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through March 31, 2005. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year ended March 31, 2004, AIM waived fees of $1,447,004.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended March 31, 2004, AIM was paid $581,975 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2004, AISI retained $432,332 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of the such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended March 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $528,722, $69,413, $532,328, $85,537 and $471,710, respectively, after FMC waived plan fees of $528,722, $25,241, $133,082, $27,417 and $117,927, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended March 31, 2004, the Fund paid legal fees of $10,305 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended March 31, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended March 31, 2004 and 2003 was as follows:

                                                                 2004           2003
----------------------------------------------------------------------------------------
Distributions paid from ordinary income -- tax exempt         $22,690,885    $26,106,952
________________________________________________________________________________________
========================================================================================

TAX COMPONENTS OF NET ASSETS:

As of March 31, 2004, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                   $      154,544
------------------------------------------------------------------------------
Temporary book/tax differences                                        (154,543)
------------------------------------------------------------------------------
Capital loss carryforward                                                 (933)
------------------------------------------------------------------------------
Shares of beneficial interest                                    3,195,937,746
==============================================================================
    Total net assets                                            $3,195,936,814
______________________________________________________________________________
==============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund utilized $30,487 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD
----------------------------------------------------------------------------
March 31, 2011                                                      $933
============================================================================
The ability to use capital loss carryforwards may be limited under the
Internal Revenue Code and related regulations.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                      CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------
                                                          {YEAR ENDED MARCH 31,
                                 ------------------------------------------------------------------------
                                                2004                                  2003
                                 -----------------------------------    ---------------------------------
                                     SHARES              AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             13,446,683,719    $ 13,446,683,719     9,993,613,813    $ 9,993,613,813
---------------------------------------------------------------------------------------------------------
  Private Investment Class           489,285,624         489,285,624       366,327,891        366,327,891
---------------------------------------------------------------------------------------------------------
  Personal Investment Class           26,756,133          26,756,133        49,022,061         49,022,061
---------------------------------------------------------------------------------------------------------
  Cash Management Class            5,641,820,633       5,641,820,633     3,773,086,548      3,773,086,548
---------------------------------------------------------------------------------------------------------
  Reserve Class                      156,764,612         156,764,612       179,359,417        179,359,417
---------------------------------------------------------------------------------------------------------
  Resource Class                   1,508,376,051       1,508,376,051       962,309,593        962,309,593
=========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                  7,301,226           7,301,226         4,749,313          4,749,313
---------------------------------------------------------------------------------------------------------
  Private Investment Class               737,747             737,747         1,254,023          1,254,023
---------------------------------------------------------------------------------------------------------
  Personal Investment Class                4,054               4,054            14,703             14,703
---------------------------------------------------------------------------------------------------------
  Cash Management Class                4,115,815           4,115,815         4,134,190          4,134,190
---------------------------------------------------------------------------------------------------------
  Reserve Class                            8,921               8,921            71,043             71,043
---------------------------------------------------------------------------------------------------------
  Resource Class                       1,860,224           1,860,224         2,003,975          2,003,975
=========================================================================================================
Reacquired:
  Institutional Class            (12,821,465,127)    (12,821,465,127)   (9,916,171,110)    (9,916,171,110)
---------------------------------------------------------------------------------------------------------
  Private Investment Class          (567,459,749)       (567,459,749)     (318,839,288)      (318,839,288)
---------------------------------------------------------------------------------------------------------
  Personal Investment Class          (33,358,241)        (33,358,241)      (37,142,657)       (37,142,657)
---------------------------------------------------------------------------------------------------------
  Cash Management Class           (5,495,488,940)     (5,495,488,940)   (3,480,050,223)    (3,480,050,223)
---------------------------------------------------------------------------------------------------------
  Reserve Class                     (155,397,442)       (155,397,442)     (184,975,845)      (184,975,845)
---------------------------------------------------------------------------------------------------------
  Resource Class                  (1,471,211,176)     (1,471,211,176)     (841,444,790)      (841,444,790)
=========================================================================================================
                                     739,334,084    $    739,334,084       557,322,657    $   557,322,657
_________________________________________________________________________________________________________
=========================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                          INSTITUTIONAL CLASS
                                   -----------------------------------------------------------------
                                                         YEAR ENDED MARCH 31,
                                   -----------------------------------------------------------------
                                      2004             2003          2002         2001        2000
----------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                           $     1.00       $     1.00    $     1.00    $   1.00    $   1.00
----------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                  0.01             0.01          0.02        0.04        0.03
====================================================================================================
Less distributions from net
  investment income                     (0.01)           (0.01)        (0.02)      (0.04)      (0.03)
====================================================================================================
Net asset value, end of period     $     1.00       $     1.00    $     1.00    $   1.00    $   1.00
____________________________________________________________________________________________________
====================================================================================================
Total return(a)                          0.84%            1.22%         2.17%       3.95%       3.32%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $1,953,769       $1,321,224    $1,239,058    $929,921    $964,396
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                       0.22%(b)         0.22%         0.22%       0.20%       0.20%
----------------------------------------------------------------------------------------------------
  Without fee waivers                    0.27%(b)         0.27%         0.28%       0.29%       0.29%
____________________________________________________________________________________________________
====================================================================================================
Ratio of net investment income to
  average net assets                     0.83%(b)         1.20%         2.01%       3.84%       3.25%
____________________________________________________________________________________________________
====================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,742,638,492.

NOTE 8--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.


  Regulatory Actions and Inquiries Concerning IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.


  Regulatory Inquiries Concerning AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's

Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.

  Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  For the period ended March 31, 2004, the Fund has incurred no expenses in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

  Private Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain

Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

  Other Private Actions

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

  Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

  As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Tax-Free Cash Reserve Portfolio and the Board of Trustees of Tax-Free Investment Trust:

We have audited the accompanying statement of assets and liabilities of Tax-Free Cash Reserve Portfolio (a portfolio of Tax-Free Investments Trust), including the schedule of investments, as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended March 31, 2000 were audited by other auditors whose report dated May 1, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Cash Reserve Portfolio as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
May 17, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Tax-Free Cash Reserve Portfolio ("Fund"), an investment portfolio of Tax-Free Investments Trust (formerly Tax-Free Investments Company, Inc.), ("Company"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purposes:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

(2)* To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

                                                                     WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR      AUTHORITY
--------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  1,919,194,699     657,601
      Frank S. Bayley..............................  1,919,194,699     657,601
      James T. Bunch...............................  1,919,194,699     657,601
      Bruce L. Crockett............................  1,919,194,699     657,601
      Albert R. Dowden.............................  1,919,194,699     657,601
      Edward K. Dunn, Jr...........................  1,919,194,699     657,601
      Jack M. Fields...............................  1,919,194,699     657,601
      Carl Frischling..............................  1,919,194,699     657,601
      Robert H. Graham.............................  1,919,194,699     657,601
      Gerald J. Lewis..............................  1,919,194,699     657,601
      Prema Mathai-Davis...........................  1,919,194,699     657,601
      Lewis F. Pennock.............................  1,919,194,699     657,601
      Ruth H. Quigley..............................  1,919,194,699     657,601
      Louis S. Sklar...............................  1,919,194,699     657,601
      Larry Soll, Ph.D.............................  1,919,194,699     657,601
      Mark H. Williamson...........................  1,919,194,699     657,601

                                                                                      WITHHELD/
      MATTER                                           VOTES FOR     VOTES AGAINST   ABSTENTIONS
------------------------------------------------------------------------------------------------
(2)*  Approval of an Agreement and Plan of
      Reorganization which provides for the
      redomestication of Company as a Delaware
      statutory trust and, in connection therewith,
      the sale of all of Company's assets and the
      dissolution of Company as a Maryland
      corporation..................................  1,660,756,878     8,818,667     250,276,755**

 * Proposal required approval by a combined vote of all the portfolios of Tax-Free Investments Company, Inc.

** Includes Broker Non-Votes.

TRUSTEES AND OFFICERS

As of April 30, 2004

The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex, except for Messrs. Baker, Bunch, Lewis and Soll who oversee 111 portfolios in the AIM and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee, Chairman and                             (financial services holding company); Director and
  President                                         Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), and
                                                    Fund Management Company (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc. and
                                                    INVESCO Distributors, Inc.; Chief Executive
                                                    Officer, AMVESCAP PLC -- Managed Products;
                                                    Chairman and Chief Executive Officer of
                                                    NationsBanc Advisors, Inc.; and Chairman of
                                                    NationsBanc Investments, Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee                                           Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie             Badgley Funds, Inc.
  Trustee                                           Formerly: Partner, law firm of Baker & McKenzie      (registered investment
                                                                                                         company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1992             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee                                           (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                    Formerly: Director, President and Chief Executive    (Holdings), Ltd.
                                                    Officer, Volvo Group North America, Inc.; Senior     (insurance company)
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee                                           Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund
                                                                                                         (non-profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of April 30, 2004

The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex, except for Messrs. Baker, Bunch, Lewis and Soll who oversee 111 portfolios in the AIM and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND          TRUSTEE AND/      PRINCIPAL OCCUPATION(S)                                     OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST  OR OFFICER SINCE  DURING PAST 5 YEARS                                         HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937        1992              Partner, law firm of Kramer Levin Naftalis and Frankel      Cortland Trust, Inc.
  Trustee                                          LLP                                                         (registered
                                                                                                               investment company)
------------------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933        2003              Chairman, Lawsuit Resolution Services (California)          General Chemical
  Trustee                                          Formerly: Associate Justice of the California Court of      Group, Inc.
                                                   Appeals

------------------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950     1998              Formerly: Chief Executive Officer, YWCA of the USA          None
  Trustee

------------------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942       1992              Partner, law firm of Pennock & Cooper                       None
  Trustee

------------------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935        2001              Retired                                                     None
  Trustee

------------------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939         1992              Executive Vice President, Development and Operations,       None
  Trustee                                          Hines Interests Limited Partnership (real estate
                                                   development company)

------------------------------------------------------------------------------------------------------------------------------------
  Larry Soll, Ph.D. -- 1942      2003              Retired                                                     N/A
  Trustee

------------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS

------------------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956        2003              Director, Senior Vice President, Secretary and General      N/A
  Senior Vice President,                           Counsel, A I M Management Group Inc. (financial services
  Secretary and Chief Legal                        holding company) and A I M Advisors, Inc.; Vice President,
  Officer                                          A I M Capital Management, Inc., A I M Distributors, Inc.
                                                   and AIM Investment Services, Inc.; and Director, Vice
                                                   President and General Counsel, Fund Management Company
                                                   Formerly: Senior Vice President and General Counsel,
                                                   Liberty Financial Companies, Inc.; and Senior Vice
                                                   President and General Counsel, Liberty Funds Group, LLC

------------------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955         1992              Managing Director and Director of Money Market Research     N/A
  Vice President                                   and Special Projects, A I M Capital Management, Inc.;
                                                   and Vice President, A I M Advisors, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943        1992              Vice President and Chief Compliance Officer, A I M          N/A
  Vice President                                   Advisors, Inc. and A I M Capital Management, Inc.; and
                                                   Vice President, AIM Investment Services, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961      2004              Vice President and Fund Treasurer, A I M Advisors, Inc.     N/A
  Vice President and Treasurer
                                                   Formerly: Senior Vice President, AIM Investment Services,
                                                   Inc.; and Vice President, A I M Distributors, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960      1992              Director of Cash Management, Managing Director and Chief    N/A
  Vice President                                   Cash Management Officer, A I M Capital Management, Inc;
                                                   Director and President, Fund Management Company; and Vice
                                                   President, A I M Advisors, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940        2002              Director and Executive Vice President, A I M Management     N/A
  Vice President                                   Group, Inc., Director and Senior Vice President, A I M
                                                   Advisors, Inc., and Director, Chairman, President, Director
                                                   of Investments, Chief Executive Officer and Chief
                                                   Investment Officer, A I M Capital Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Ernst & Young LLP
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               5 Houston Center
Houston, TX 77046-1173          Suite 100                       Suite 100                       1401 McKinley, Suite 1200
                                Houston, TX 77046-1173          Houston, TX 77046-1173          Houston, TX 77010-4035

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   100 Church Street
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          New York, NY 10286-0001
Philadelphia, PA 19103-7599     New York, NY 10022-3852

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
We are required by Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2004.

AIM Tax-Free Cash Reserve Fund paid ordinary dividends in the amount of $.0083 during its tax year ended March 31, 2004. Of this amount, 100% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the Statement of Tax-Exempt Income.

                        TAX-FREE INVESTMENTS TRUST (TFIT)

                         TAX-FREE CASH RESERVE PORTFOLIO

                            PERSONAL INVESTMENT CLASS

                                  ANNUAL REPORT

                                 MARCH 31, 2004

This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.

                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

TFIT-AR-6

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           This is the report on the Personal Investment Class of
ROBERT H.           Tax-Free Investments Trust (TFIT) Tax Free Cash Reserve
GRAHAM]             Portfolio for the fiscal year ended March 31, 2004.

                        The U.S. economy and stock market were healthy for most
                    of the fiscal year. Growth of gross domestic product (GDP) was positive each quarter of the fiscal year, with the initial estimate of GDP growth for the first quarter of 2004 coming in at an annualized rate of 4.2%. Though the S&P 500 --Registered Trademark-- Index, a barometer of the broad domestic stock market, faltered during March 2004, it produced a return of 35.10% for the full fiscal year.

                        The influential federal funds target rate stood at 1.25%
                    as the fiscal year opened. In June, the U.S. Federal Reserve (the Fed) lowered that rate to 1.00%, its lowest level since 1958 and the level where it stayed through the close of the fiscal year. On lowering the rate in June, the Fed said it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. In mid-March, shortly before the fiscal year ended, when the Fed left rates at that level, it noted its belief that its accommodative stance on monetary policy was helping support economic activity. Observing that inflation remained in check and that resource use was slack, the Fed said it thought it could be patient about changing its accommodative policy.

YOUR FUND

Historically low interest rates have kept yields on bank savings accounts and money market funds, including the TFIT Tax-Free Cash Reserve Portfolio, quite low. As of the close of the fiscal year, the seven-day SEC yield of the Personal Investment Class stood at 0.28%, and the monthly yield at 0.23%. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

    The weighted average maturity (WAM) of the portfolio was kept in a range of 30 to 55 days during the fiscal year. As the fiscal year closed, the WAM stood at 33 days. The short WAM enables the portfolio to respond quickly to changes in the interest rate environment. Net assets of the Personal Investment Class of the portfolio stood at $10.4 million at the close of the reporting period.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors, including an analysis of a portfolio's overall credit quality, market price exposure and management.

    The Tax-Free Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. The portfolio invests solely in "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended.

[AIM INVESTMENTS LOGO APPEARS HERE]
          --Servicemark--

                                                                     (continued)

IN CLOSING

We hope you find this report informative. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman
March 31, 2004


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SCHEDULE OF INVESTMENTS

March 31, 2004

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-100.19%

ALABAMA-2.67%

Birmingham (City of) Medical Clinic Board
  (University of Alabama Health Services
  Foundation); VRD Series 1991 RB
  (LOC-AmSouth Bank)
  1.05%, 12/01/26(b)(c)                             A-1+   VMIG-1    $25,000   $   25,000,000
---------------------------------------------------------------------------------------------
Birmingham (City of) Public Parks and Recreation
  Board (Children's Zoo Project); VRD Series 2002
  RB
  (LOC-AmSouth Bank)
  1.17%, 05/01/07(b)(c)                               --   VMIG-1      5,025        5,025,000
---------------------------------------------------------------------------------------------
Birmingham (City of) Public Parks and Recreation
  Board (YMCA of Birmingham); VRD Series 1996 RB
  (LOC-AmSouth Bank of Alabama)
  1.17%, 06/01/16(b)(c)                               --   VMIG-1      2,060        2,060,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board);
  VRD Series 2002-6009 Class A COP (Acquired
  11/05/02; Cost $4,100,000)
  1.08%, 01/01/43(c)(d)(e)                          A-1+       --      4,100        4,100,000
---------------------------------------------------------------------------------------------
  VRD Series 2003-0007 Class A COP (Acquired
  04/16/03; Cost $4,870,000)
  1.08%, 01/01/43(c)(d)(e)                          A-1+       --      4,870        4,870,000
---------------------------------------------------------------------------------------------
Homewood (City of) Medical Clinic Board
  (Lakeshore Foundation Project); Lease Revenue
  VRD Series 2000 RB
  (LOC-AmSouth Bank)
  1.17%, 11/01/24(b)(c)                              A-1       --      6,046        6,046,000
---------------------------------------------------------------------------------------------
Jefferson (County of); Refunding Unlimited Tax
  Series 2002 A GO Wts.
  4.00%, 04/01/04                                     AA      Aa3      1,000        1,000,000
---------------------------------------------------------------------------------------------
Jefferson (County of); Refunding
  VRD Series C-6 RB Wts.
  1.02%, 02/01/40(c)(f)                              A-1   VMIG-1     15,000       15,000,000
---------------------------------------------------------------------------------------------
Mobile (City of) Port City Medical Clinic Board
  (Infirmary Health); VRD Series 1998 B RB
  1.04%, 02/01/25(c)(f)                              A-1   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
Oxford (City of); Unlimited Tax VRD Series 2003
  GO
  Wts. (LOC-Branch Banking & Trust)
  1.05%, 07/01/15(b)(c)                               --   VMIG-1      5,180        5,180,000
---------------------------------------------------------------------------------------------
Ridge (City of) Improvement District; Special
  Assessment
  VRD Series 2000 RB (LOC-AmSouth Bank)
  1.05%, 10/01/25(b)(c)                               --   VMIG-1     12,000       12,000,000
=============================================================================================
                                                                                   85,281,000
=============================================================================================

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------

ALASKA-0.10%

Alaska (State of) Industrial Development & Export
  Authority (Safeway Inc. Projects); Refunding
  VRD Series 1991 IDR
  (LOC-Deutsche Bank A.G.)
  1.20%, 06/01/04(b)(c)                              A-1       --    $ 1,895   $    1,895,000
---------------------------------------------------------------------------------------------
Alaska (State of) Industrial Development
  Authority (Alaska Hotel Properties Inc.
  Project); VRD Series 1986 IDR (LOC-National
  Westminster Bank PLC) (Acquired 12/27/02; Cost
  $1,200,000)
  1.10%, 06/01/06(b)(c)(d)                            --      Aa1      1,200        1,200,000
=============================================================================================
                                                                                    3,095,000
=============================================================================================

ARIZONA-0.51%

Arizona (State of) Health Facilities Authority
  (Pooled Loan Program);
  VRD Series 1985 RB
  1.07%, 10/01/15(c)(f)                              A-1   VMIG-1      2,100        2,100,000
---------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments Project);
  Refunding Multi-Family Housing
  VRD Series 2001 A IDR (CEP-Federal National
  Mortgage Association)
  1.06%, 06/15/31(c)                                  --   VMIG-1      2,010        2,010,000
---------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments); Refunding
  Multi-Family Housing VRD Series 2001 A
  IDR (CEP-Federal National Mortgage Association)
  1.06%, 06/15/31(c)                                  --   VMIG-1      1,550        1,550,000
---------------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvement Corp.; Series
  2003 P Commercial Paper Notes (LOC-Bank of
  America N.A.)
  0.98%, 06/16/04(b)                                A-1+      P-1      2,500        2,500,000
---------------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Refunding VRD Series 1994 IDR
  (CEP-Federal Home Loan Bank)
  1.08%, 10/01/25(c)                                A-1+       --      6,020        6,020,000
---------------------------------------------------------------------------------------------
Pima (County of) Industrial Development Authority
  (Tucson Electric Power Co.-Irvington Road
  Project); VRD Series 1982 IDR
  (LOC-Credit Suisse First Boston)
  1.05%, 10/01/22(b)(c)                              A-1   VMIG-1      2,000        2,000,000
=============================================================================================
                                                                                   16,180,000
=============================================================================================

ARKANSAS-0.10%

Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas Radiation
  Therapy Inc. Project); Educational Facilities
  VRD Series 2001 RB (LOC-Bank of America N.A.)
  1.10%, 07/01/08(b)(c)(g)                            --       --      3,065        3,065,000
=============================================================================================

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------

CALIFORNIA-0.05%

San Diego (County of) (Friends of Chabad
  Lubavitch); VRD Series 2003 (LOC-Comerica Bank
  of California)
  1.10%, 01/01/23(b)(c)(g)                            --       --    $ 1,500   $    1,500,000
=============================================================================================

COLORADO-1.81%

Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Art Museum
  Project); VRD Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 01/01/33(b)(c)                             A-1+       --      1,200        1,200,000
---------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Naropa University
  Project); VRD Series 1999 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 11/01/24(b)(c)                             A-1+       --        930          930,000
---------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority
  (National Cable Television Center & Museum
  Project);
  VRD Series 1999 RB (LOC-Wells Fargo Bank N.A.)
  1.02%, 10/01/06(b)(c)                             A-1+       --      2,310        2,310,000
---------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Regis Jesuit High School
  Project); VRD Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 12/01/33(b)(c)                             A-1+       --      3,900        3,900,000
---------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (YMCA of Metro Denver
  Project); Refunding VRD Series 2002 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 07/01/18(b)(c)                             A-1+       --      1,000        1,000,000
---------------------------------------------------------------------------------------------
Colorado (State of) Educational Loan Program;
  Series 2003 TRAN
  2.00%, 08/09/04                                  SP-1+    MIG-1     20,000       20,055,465
---------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities Authority
  (Christian Living Project); Refunding VRD
  Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.07%, 01/01/31(b)(c)                             A-1+       --      3,400        3,400,000
---------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities Authority
  (Craig Hospital Project); Refunding VRD Series
  2003 RB (LOC-Wells Fargo Bank N.A.)
  1.02%, 12/01/20(b)(c)                             A-1+       --      5,505        5,505,000
---------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities Authority
  (Golden West Manor Inc. Project); VRD Series
  2002 A RB (LOC-U.S. Bank N.A.)
  1.07%, 07/01/32(b)(c)                             A-1+       --      4,210        4,210,000
---------------------------------------------------------------------------------------------
Colorado Springs (City of) (Pikes Peak Mental
  Health);
  VRD Series 2003 RB (LOC-Wells Fargo Bank N.A.)
  1.02%, 03/15/23(b)(c)                             A-1+       --      2,600        2,600,000
---------------------------------------------------------------------------------------------
Denver (City & County of) (Kentucky Circle
  Village Project);
  VRD Series 2000 RB (LOC-U.S. Bank N.A.)
  1.08%, 10/01/29(b)(c)                             A-1+       --      1,820        1,820,000
---------------------------------------------------------------------------------------------
Idaho Springs (City of); (Safeway Inc. Project);
  Refunding Series 1993
  IDR (LOC-Deutsche Bank A.G.)
  1.20%, 06/01/04(b)(h)(i)                          A-1+       --      1,130        1,130,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Lafayette (City of) Exempla Improvement District
  (Special Improvement No. 2-01); Refunding
  Special Assessment VRD Series 2002 RB
  (LOC-Wells Fargo Bank NW N.A.)
  1.07%, 12/01/22(b)(c)                             A-1+       --    $ 1,000   $    1,000,000
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City & County of Denver
  Water);
  VRD Series 2003 PT-1872 RB (Acquired 05/29/03;
  Cost $7,840,000)
  1.07%, 12/01/22(c)(d)(e)(g)                         --       --      7,840        7,840,000
---------------------------------------------------------------------------------------------
Regional Transportation (District of); Refunding
  Sales Tax Series 2003 A RB
  3.00%, 11/01/04(f)                                 AAA      Aaa      1,000        1,011,132
=============================================================================================
                                                                                   57,911,597
=============================================================================================

CONNECTICUT-0.04%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Pollution
  Control VRD Series 1985 IDR
  (LOC-Citizens Bank)
  1.05%, 12/01/15(b)(j)                             A-1+       --      1,400        1,400,000
=============================================================================================

DELAWARE-0.26%

Delaware (State of) Economic Development
  Authority (Independent School Project); VRD
  Series 2003 RB
  (LOC-Citizens Bank of Pennsylvania)
  1.02%, 07/01/33(b)(c)                             A-1+       --      8,250        8,250,000
=============================================================================================

DISTRICT OF COLUMBIA-0.32%

District of Columbia (Abraham and Laura Lisner
  Home for Aged Women); VRD Series 1992 RB
  (LOC-Bank of America)
  1.05%, 07/01/22(b)(c)                               --   VMIG-1      3,432        3,432,000
---------------------------------------------------------------------------------------------
District of Columbia (Resources for the Future
  Inc.); VRD Series 1998 IDR (LOC-Wachovia Bank
  N.A.) (Acquired 09/26/03; Cost $2,015,000)
  1.10%, 08/01/29(b)(c)(d)                           A-1       --      2,015        2,015,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (District of Columbia Water &
  Sewer Authority); VRD Series 2003 A12 RB
  (Acquired 02/24/03; Cost $4,670,000)
  1.10%, 10/01/17(c)(d)(e)                            --   VMIG-1      4,670        4,670,000
=============================================================================================
                                                                                   10,117,000
=============================================================================================

FLORIDA-5.43%

ABN AMRO Munitops Ctfs. Trust (County of
  Escambia); Refunding Florida Non-AMT VRD Series
  2002-24 Ctfs. (Acquired 10/24/02; Cost
  $5,000,000)
  1.10%, 10/01/10(c)(d)(e)                            --   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Collier (County of) Health Facilities Authority
  (Cleveland Clinic Health); VRD Hospital Series
  2003 C-1 RB (LOC-JP Morgan Chase Bank)
  1.12%, 01/01/35(b)(k)                             A-1+   VMIG-1    $ 5,400   $    5,400,000
---------------------------------------------------------------------------------------------
  VRD Hospital Series 2003 C-2 RB (LOC-JP Morgan
  Chase Bank)
  1.00%, 05/20/04                                   A-1+   VMIG-1      3,500        3,500,000
---------------------------------------------------------------------------------------------
Collier (County of) Industrial Development
  Authority (Redlands Christian Migrant); VRD
  Series 2001 RB
  (LOC-Bank of America N.A.)
  1.10%, 12/01/26(b)(c)(g)                            --       --      2,900        2,900,000
---------------------------------------------------------------------------------------------
Duval (County of) Housing Finance Authority
  (Lighthouse Bay Apartments); Multi-Family
  Housing VRD Series 2002 RB (CEP-Federal Home
  Loan Mortgage Corp.)
  1.00%, 12/01/32(c)                                A-1+       --      2,250        2,250,000
---------------------------------------------------------------------------------------------
Florida (State of) Board of Education; Refunding
  Unlimited Tax Capital Outlay Series 1993 A GO
  5.00%, 06/01/04                                    AA+      Aa2      1,200        1,207,760
---------------------------------------------------------------------------------------------
Fort Lauderdale (City of) (Pinecrest Preparatory
  School Project);
  VRD Series 2002 RB
  1.05%, 06/01/32(c)(f)                               --      Aaa      7,675        7,675,000
---------------------------------------------------------------------------------------------
Highlands (County of) Health Facilities Authority
  (Adventist Health System Project);
  VRD Series 2000 A RB
  1.02%, 12/01/26(c)(f)                             A-1+   VMIG-1     33,000       33,000,000
---------------------------------------------------------------------------------------------
  VRD Series 1996 A RB
  1.02%, 10/01/26(c)(f)                              A-1   VMIG-1      6,000        6,000,000
---------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.) (Acquired 02/20/01;
  Cost $2,300,000)
  1.10%, 12/01/23(b)(c)(d)(g)                         --       --      2,300        2,300,000
---------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida Jacksonville
  Physicians, Inc.); VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.10%, 06/01/22(b)(c)                               --   VMIG-1     12,555       12,555,000
---------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority; Series 2001 A Commercial Paper Notes
  (LOC-Bank of America N.A.)
  0.90%, 04/01/04(b)                                  --   VMIG-1     19,000       19,000,000
---------------------------------------------------------------------------------------------
Marion (County of) Hospital District (Munroe
  Regional Health System); Health System
  Improvement VRD Series 2000 RB
  (LOC-AmSouth Bank of Florida)
  1.07%, 10/01/30(b)(c)                               --   VMIG-1     13,575       13,575,000
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (State of Florida Mid-Bay
  Bridge Authority);
  VRD Series 2002 PT-1531 RB (Acquired 10/10/02;
  Cost $9,100,000)
  1.07%, 10/01/18(c)(d)(e)                          A-1+       --      9,100        9,100,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Miami-Dade (County of) Educational Facilities
  Authority (Carlos Albizu University Project);
  VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.10%, 12/01/25(b)(c)(g)                            --       --    $ 9,400   $    9,400,000
---------------------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority (Palmer Trinity Private School
  Project); VRD Series 1999 IDR
  (LOC-Bank of America N.A.)
  1.10%, 12/01/19(b)(c)(g)                            --       --      2,600        2,600,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (State of Florida Department of
  Environmental Protection); Floating Rate Trust
  Ctfs. VRD Series 2002-722 RB (Acquired
  11/13/02; Cost $9,925,000)
  1.07%, 07/01/22(c)(d)(e)                           A-1       --      9,925        9,925,000
---------------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); VRD Series
  1999 RB (LOC-Bank of America N.A.)
  1.10%, 08/01/19(b)(c)(g)                            --       --      1,550        1,550,000
---------------------------------------------------------------------------------------------
Orange (County of) Health Facilities Authority
  (Presbyterian Retirement Communities Project);
  VRD Series 1998 RB
  (LOC-Bank of America N.A.) (Acquired
  01/29/02-12/18/03; Cost $7,945,000)
  1.10%, 11/01/28(b)(c)(d)(g)                         --       --      7,945        7,945,000
---------------------------------------------------------------------------------------------
Palm Beach (County of) (Benjamin Private School
  Project);
  VRD Series 2003 RB (LOC-Bank of America N.A.)
  1.05%, 07/01/25(b)(c)(g)                            --       --      4,500        4,500,000
---------------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.10%, 12/01/31(b)(c)(g)                            --       --      2,800        2,800,000
---------------------------------------------------------------------------------------------
Palm Beach (County of) Health Facilities
  Authority (Jupiter Medical Center Inc.
  Project); VRD Series 1999 B RB
  (LOC-Bank of America N.A.) (Acquired 05/02/02;
  Cost $5,210,000)
  1.10%, 08/01/20(b)(c)(d)(g)                         --       --      5,210        5,210,000
---------------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community Treatment
  DACCO Project); VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.10%, 07/01/22(b)(c)(g)                            --       --      5,245        5,245,000
---------------------------------------------------------------------------------------------
University of North Florida Foundation, Inc.; VRD
  Series 1998 RB (LOC-Wachovia Bank N.A.)
  1.06%, 05/01/28(b)(c)                              A-1       --        900          900,000
=============================================================================================
                                                                                  173,537,760
=============================================================================================

GEORGIA-5.18%

Clayton (County of) Development Authority (Delta
  Airlines Project); Special Facilities VRD
  Series 2000 A RB
  (LOC-General Electric Capital Corp.)
  1.06%, 06/01/29(b)(c)                             A-1+   VMIG-1      4,000        4,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Cobb (County of) Housing Authority (Tamarron
  Apartments Project); Refunding Multi-Family
  Housing VRD Series 2003 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.05%, 03/01/24(c)                                A-1+       --    $ 6,870   $    6,870,000
---------------------------------------------------------------------------------------------
Cobb (County of) School District; Series 2004
  Notes
  1.75%, 12/31/04                                     --    MIG-1     20,000       20,115,923
---------------------------------------------------------------------------------------------
Dahlonega (City of) Downtown Development
  Authority (North Georgia Student Housing
  Project); Student Housing VRD Series 2001 A RB
  (LOC-Wachovia Bank N.A.)
  1.05%, 06/01/28(b)(c)                               --   VMIG-1      4,700        4,700,000
---------------------------------------------------------------------------------------------
DeKalb (County of) Development Authority (Atlanta
  Jewish Community Center); VRD Series 1999 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 09/01/24(b)(c)                              A-1       --      4,785        4,785,000
---------------------------------------------------------------------------------------------
DeKalb (County of) Housing Authority (Camden
  Brook Project); Refunding Multi-Family Housing
  VRD Series 1995 RB
  (CEP-Federal National Mortgage Association)
  1.02%, 06/15/25(c)                                A-1+       --     17,300       17,300,000
---------------------------------------------------------------------------------------------
DeKalb (County of) Housing Authority (Timber
  Trace Apartments Project); Refunding
  Multi-Family Housing VRD Series 2003 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.05%, 01/01/34(c)                                A-1+       --      6,475        6,475,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Georgia) VRD
  Series 2000-1001 Class C COP (Acquired
  07/26/00; Cost $20,000,000)
  1.08%, 07/01/15(c)(d)(e)                          A-1+       --     20,000       20,000,000
---------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Bridgeway Foundation for Education Project);
  Educational Facilities VRD Series 2000 RB
  (LOC-Wachovia Bank N.A.)
  1.06%, 06/01/15(b)(c)                              A-1       --      1,600        1,600,000
---------------------------------------------------------------------------------------------
Fulton (County of) Hospital Authority (Northside
  Hospital Inc.); VRD Series 2003 A RAN
  (LOC-Wachovia Bank N.A.)
  1.01%, 10/01/18(b)(c)                               --   VMIG-1     29,640       29,640,000
---------------------------------------------------------------------------------------------
Georgia (State of); Unlimited Tax Series 1999 D
  GO
  5.80%, 11/01/04                                    AAA      Aaa      1,400        1,437,699
---------------------------------------------------------------------------------------------
Gwinnett (County of) School District; Limited
  Construction Sales Tax Notes Series 2004 GO
  1.75%, 12/30/04                                     --    MIG-1     15,000       15,078,796
---------------------------------------------------------------------------------------------
Houston (County of) Hospital Authority; VRD
  Series 2002 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 10/01/14(b)(c)                              A-1       --     10,000       10,000,000
---------------------------------------------------------------------------------------------
Private Colleges & Universities Authority (Mercer
  University Project); VRD Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.12%, 10/01/32(b)(c)                               --   VMIG-1      7,390        7,390,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Roswell (City of) Housing Authority (Rosemont
  Apartments Project); Refunding Multi-Family
  Housing VRD Series 2003 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.05%, 01/01/34(c)                                A-1+       --    $10,555   $   10,555,000
---------------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority (Ridgeview
  Institute Inc. Project);
  VRD Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.06%, 11/01/27(b)(c)                               --   VMIG-1      2,210        2,210,000
---------------------------------------------------------------------------------------------
Whitfield (County of) Residential Care Facilities
  for the Elderly (Royal Oaks Senior Living
  Community); VRD Series 1992 RB
  (LOC-Wachovia Bank N.A.) (Acquired 11/14/03;
  Cost $3,315,000)
  1.05%, 11/01/25(b)(c)(d)                           A-1       --      3,315        3,315,000
=============================================================================================
                                                                                  165,472,418
=============================================================================================

HAWAII-0.40%

Eagle Tax Exempt Trust (State of Hawaii); VRD
  Series 2000-1101 COP (Acquired 01/11/01; Cost
  $6,000,000)
  1.08%, 12/01/16(c)(d)(e)                          A-1+       --      6,000        6,000,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (State of Hawaii); Unlimited
  Tax VRD Series 2003 A16 GO (Acquired 02/27/03;
  Cost $3,890,000)
  1.10%, 07/01/18(c)(d)(e)                            --   VMIG-1      3,890        3,890,000
---------------------------------------------------------------------------------------------
Hawaii (State of) Department of Budget and
  Finance (Kahala Nui Project); Special Purpose
  VRD Series 2003 D RB
  (LOC-LaSalle Bank N.A.)
  1.02%, 11/15/33(b)(c)(g)                            --       --      2,000        2,000,000
---------------------------------------------------------------------------------------------
Hawaii (State of); Refunding Unlimited Tax Series
  1997 CO GO
  6.00%, 03/01/05(f)                                 AAA      Aaa      1,000        1,045,170
=============================================================================================
                                                                                   12,935,170
=============================================================================================

IDAHO-0.74%

Canyon (County of) School District No. 131 Nampa;
  Unlimited Tax Series 2003 GO
  2.00%, 08/15/04                                    AAA      Aaa      1,010        1,013,423
---------------------------------------------------------------------------------------------
Idaho (State of) Health Facilities Authority
  (Pooled Financing Program); ACES Series 1985 RB
  (LOC-U.S. Bank of Idaho)
  1.03%, 10/01/10(b)(c)                               --   VMIG-1      3,925        3,925,000
---------------------------------------------------------------------------------------------
Idaho (State of); Limited TAN GO
  2.00%, 06/30/04                                  SP-1+    MIG-1     15,000       15,035,409
---------------------------------------------------------------------------------------------
Magic Valley Healthcare System Inc. (Magic Valley
  Regional Medical Center Project); VRD Series
  2001 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 12/01/21(b)(c)                               --      Aaa      3,640        3,640,000
=============================================================================================
                                                                                   23,613,832
=============================================================================================

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------

ILLINOIS-11.65%

ABN AMRO Munitops Ctfs. Trust (City of Chicago);
  Refunding Limited Tax Multi-State Non-AMT VRD
  Series 2001-34 Ctfs.
  (Acquired 11/15/01; Cost $10,000,000)
  1.12%, 07/01/07(c)(d)(e)                            --   VMIG-1    $10,000   $   10,000,000
---------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois Sales Tax); VRD Series
  1998-25 Class A RB (Acquired 08/26/99; Cost
  $10,000,000)
  1.09%, 03/15/07(c)(d)(e)                           A-1       --     10,000       10,000,000
---------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); VRD Series 2002-190 Class
  A RB (Acquired 05/06/02; Cost $10,130,000)
  1.09%, 06/05/14(c)(d)(e)                           A-1       --     10,130       10,130,000
---------------------------------------------------------------------------------------------
Chicago (City of) (Neighborhoods Alive 21);
  Unlimited Tax
  VRD Series 2002 B GO
  1.02%, 01/01/37(c)(f)                             A-1+   VMIG-1      2,300        2,300,000
---------------------------------------------------------------------------------------------
Chicago (City of); Limited Tender Series 2004
  Notes GO
  (LOC-State Street Bank & Trust Co.)
  1.05%, 01/27/06(b)(l)                            SP-1+    MIG-1      4,000        4,000,000
---------------------------------------------------------------------------------------------
Chicago (City of); Unlimited Tax VRD Series 2002
  B GO
  1.04%, 01/01/37(c)(f)                             A-1+   VMIG-1      8,400        8,400,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Public
  Building Commission); VRD Series 2003-0015
  Class A COP (Acquired 05/14/03; Cost
  $2,800,000)
  1.08%, 12/01/14(c)(d)(e)                          A-1+       --      2,800        2,800,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Water &
  Sewer); VRD Series 2001-1308 COP (Acquired
  12/12/01; Cost $8,655,000)
  1.08%, 11/01/26(c)(d)(e)                          A-1+       --      8,655        8,655,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago); VRD
  Series 2001-1305 COP
  (Acquired 04/02/01; Cost $4,950,000)
  1.17%, 01/01/35(c)(d)(e)                          A-1+       --      4,950        4,950,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (County of Cook Regional
  Transportation Authority); VRD Series 2000-1303
  COP (Acquired 03/26/01;
  Cost $19,000,000)
  1.08%, 07/01/23(c)(d)(e)                          A-1+       --     19,000       19,000,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  Unlimited Tax VRD Series 2003-0023 Class A COP
  (Acquired 06/12/03; Cost $3,775,000)
  1.08%, 06/01/15(c)(d)(e)                          A-1+       --      3,775        3,775,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois); VRD
  Series 2000-1304 COP (Acquired 06/27/00; Cost
  $7,340,000)
  1.08%, 06/01/21(c)(d)(e)                          A-1+       --      7,340        7,340,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust-Class A; VRD Series
  2002-1306 COP
  (Acquired 05/02/02; Cost $5,500,000)
  1.08%, 01/01/29(c)(d)(e)                          A-1+       --      5,500        5,500,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (Central Lake County Joint
  Action Water Agency); VRD Series 2003 B18 RB
  (Acquired 02/19/03; Cost $3,160,000)
  1.10%, 05/01/20(c)(d)(e)                            --   VMIG-1      3,160        3,160,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

First Union MERLOTs (City of Chicago Board of
  Education); Unlimited
  Tax VRD Series 2000 A4 GO (Acquired 11/12/03;
  Cost $4,845,000)
  1.30%, 11/10/04(d)(e)(h)(i)(n)                      --   VMIG-1    $ 4,845   $    4,845,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (City of Chicago Emergency
  Telephone System);
  Limited Tax VRD Series 2002 A44 GO
  (Acquired 08/02/02; Cost $7,865,000)
  1.10%, 01/01/20(c)(d)(e)                            --   VMIG-1      7,865        7,865,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (City of Chicago); Limited
  Tax VRD Series 2000
  A12 GO (Acquired 10/13/00; Cost $10,000,000)
  1.10%, 01/01/23(c)(d)(e)                            --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (Cook County); Unlimited Tax
  VRD Series 2003 B11 GO (Acquired 01/29/03; Cost
  $3,500,000)
  1.10%, 11/15/10(c)(d)(e)                            --   VMIG-1      3,500        3,500,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (Regional Transportation
  Authority of Illinois); Unlimited Tax VRD
  Series 2002 A41 GO
  (Acquired 07/25/02; Cost $17,870,000)
  1.10%, 06/01/17(c)(d)(e)                            --   VMIG-1     17,870       17,870,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (Regional Transportation
  Authority of Illinois); VRD Series 2001 A93
  (Acquired 10/10/01; Cost $3,675,000)
  1.10%, 07/01/27(c)(d)(e)                            --   VMIG-1      3,675        3,675,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (State of Illinois);
  Unlimited Tax VRD Series 2001 A124 GO (Acquired
  11/26/01; Cost $7,930,000)
  1.10%, 11/01/26(c)(d)(e)                           A-1       --      7,930        7,930,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (University of Illinois); VRD
  Series 2000 S GO
  (Acquired 03/20/00; Cost $7,400,000)
  1.10%, 04/01/30(c)(d)(e)                            --   VMIG-1      7,400        7,400,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (American College of Surgeons); VRD Series 1996
  RB (LOC-Northern Trust Co.)
  1.10%, 08/01/26(b)(c)                             A-1+       --      4,866        4,866,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (BAPS Inc. Project);
  VRD Series 2002 RB (LOC-Comerica Bank-Texas)
  1.10%, 06/01/17(b)(c)                              A-1       --      9,000        9,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (British Home for Retired Men & Women); VRD
  Series 2001 RB
  (LOC-LaSalle Bank N.A.)
  1.05%, 11/01/27(b)(c)                              A-1       --      9,120        9,120,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Chicago Shakespeare Project); VRD Series 1999
  RB (LOC-LaSalle Bank N.A.)
  (Acquired 09/24/03; Cost $4,100,000)
  1.05%, 01/01/19(b)(c)(d)                           A-1       --      4,100        4,100,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Embers Elementary School Project); Educational
  Facilities VRD Series 2002 RB
  (LOC-LaSalle Bank N.A.) (Acquired 11/04/03;
  Cost $2,315,000)
  1.06%, 04/01/32(b)(c)(d)                           A-1       --      2,315        2,315,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance Authority
  (Evanston Northwestern Healthcare); VRD Series
  2001 C RB
  1.02%, 05/01/31(c)                                 A-1   VMIG-1    $ 1,900   $    1,900,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Glenwood School for Boys); VRD Series 1998 RB
  (LOC-Harris Trust & Savings Bank)
  1.05%, 02/01/33(b)(c)                             A-1+       --      2,100        2,100,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Institute of Gas Technology Project); VRD
  Series 1999 IDR (LOC-Harris Trust & Savings
  Bank)
  1.07%, 09/01/24(b)(c)                             A-1+       --      2,200        2,200,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Jewish Charities Program); VRD Series 2003 A
  RN (LOC-Harris Trust & Savings Bank)
  1.05%, 06/30/04(b)(c)                             A-1+       --      6,240        6,240,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Jewish Charities Program); VRD Series 2003 B
  RN (LOC-Harris Trust & Savings Bank)
  1.05%, 06/30/04(b)(c)                             A-1+       --      5,470        5,470,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Lyric Opera Chicago Project); VRD Series 1994
  RB (LOC-Northern Trust Co., Harris Trust &
  Savings, Bank One N.A.)
  1.05%, 12/01/28(b)(c)                              A-1   VMIG-1     30,000       30,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Mount Carmel High School Project); VRD Series
  2003 RB (LOC-Bank One N.A.)
  1.10%, 07/01/33(b)(c)                               --   VMIG-1      2,800        2,800,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (North Shore Country Day School); VRD Series
  2003 RB (LOC-Northern Trust Co.)
  1.10%, 07/01/33(b)(c)                               --   VMIG-1      2,825        2,825,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Oak Park Residence Corp. Project); VRD Series
  2001 RB (LOC-LaSalle Bank N.A.)
  (Acquired 01/29/03; Cost $2,975,000)
  1.04%, 07/01/41(b)(c)(d)                           A-1       --      2,975        2,975,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (West Central, Illinois Educational Project);
  VRD Series 2002 RB
  (LOC-American National Bank & Trust)
  1.05%, 09/01/32(b)(c)                               --   VMIG-1      4,800        4,800,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (World Communications Inc.); VRD Series 2000 RB
  (LOC-LaSalle Bank N.A.)
  1.05%, 08/01/15(b)(c)                               --   VMIG-1      1,000        1,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); VRD Series 2002
  RB (LOC-Fifth Third Bank)
  1.10%, 03/01/32(b)(c)                               --   VMIG-1      3,300        3,300,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Cultural Pooled Financing); VRD
  Series 1998 RB
  (LOC-American National Bank & Trust)
  1.05%, 03/01/28(b)(c)                              A-1       --    $ 5,000   $    5,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Museum of Science & Industry); VRD
  Series 1992 RB
  (LOC-First National Bank)
  1.08%, 10/01/26(b)(c)                               --   VMIG-1      1,300        1,300,000
---------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (National Louis University); VRD
  Series 1999 B RB
  (LOC-American National Bank & Trust)
  1.05%, 06/01/29(b)(c)                              A-1       --      2,300        2,300,000
---------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Northwestern University Project);
  VRD Series 1985 RB
  1.05%, 12/01/25(c)                                  --   VMIG-1      1,000        1,000,000
---------------------------------------------------------------------------------------------
  1.05%, 12/15/25(c)                                  --   VMIG-1      1,800        1,800,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Bensenville Home Society); VRD Series 1989 A
  RB
  (LOC-American National Bank & Trust)
  1.06%, 02/15/19(b)(c)                              A-1       --      1,150        1,150,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Blessing Hospital); VRD Series 1999 B RB
  1.05%, 11/15/29(c)(f)                              A-1   VMIG-1      4,710        4,710,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Cradle Society Project);
  VRD Series 1998 RB (LOC-American National Bank
  & Trust)
  1.08%, 04/01/33(b)(c)                              A-1       --      1,600        1,600,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Decatur Memorial Hospital Project); VRD Series
  1996 A RB
  0.98%, 11/15/24(c)(f)                             A-1+   VMIG-1      1,050        1,050,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Franciscan Eldercare); Refunding VRD Series
  1996 C RB
  (LOC-LaSalle National Bank)
  1.05%, 05/15/26(b)(c)                              A-1       --      1,420        1,420,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Northwestern Memorial Hospital); VRD Series
  1995 RB
  1.10%, 08/15/25(k)                                A-1+   VMIG-1     14,300       14,300,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (OSF HealthCare System); VRD Series 2002 RB
  (LOC-Fifth Third Bank)
  1.12%, 11/15/27(k)                                A-1+   VMIG-1      1,600        1,600,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Peace Memorial Ministries); VRD Series 2003 B
  RB (LOC-LaSalle Bank N.A.)
  1.02%, 08/15/33(b)(c)                              A-1       --     10,000       10,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Resurrection Health); VRD Series 1999 B RB
  1.03%, 05/15/29(c)(f)                              A-1   VMIG-1      2,210        2,210,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities Authority
  (St. Lukes Medical Center); VRD Series 1998 B
  RB
  1.04%, 11/15/23(c)(f)                              A-1   VMIG-1    $ 1,000   $    1,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (University of Chicago Hospitals); VRD Series
  1998 RB
  1.12%, 08/01/26(f)(k)                              A-1   VMIG-1      2,400        2,400,000
---------------------------------------------------------------------------------------------
Illinois (State of) Toll Highway Authority;
  Refunding Toll Highway VRD Series 1998 B RB
  1.07%, 01/01/16(c)(f)                               --   VMIG-1     10,800       10,800,000
---------------------------------------------------------------------------------------------
  1.07%, 01/01/17(c)(f)                               --   VMIG-1      4,600        4,600,000
---------------------------------------------------------------------------------------------
Illinois (State of); Sales Tax First Series 2002
  RB
  5.00%, 06/15/04                                    AAA      Aa3      1,000        1,008,013
---------------------------------------------------------------------------------------------
Illinois (State of); Unlimited Tax Series 2003 GO
  Notes
  2.00%, 04/15/04                                  SP-1+    MIG-1      5,000        5,001,948
---------------------------------------------------------------------------------------------
  1.50%, 05/15/04                                  SP-1+    MIG-1      5,000        5,003,211
---------------------------------------------------------------------------------------------
Kane (County of) (Glenwood School for Boys); VRD
  Series 1993 RB
  (LOC-Harris Trust & Savings Bank)
  1.05%, 02/01/28(b)(c)                             A-1+       --     13,700       13,700,000
---------------------------------------------------------------------------------------------
Lombard (City of) (Clover Creek Apartments
  Project); Multi-Family Housing VRD Series 2000
  RB
  (CEP-Federal National Mortgage Association)
  1.05%, 12/15/30(c)                                A-1+       --     14,855       14,855,000
---------------------------------------------------------------------------------------------
McCook (City of) (Illinois Saint Andrew Society);
  VRD Series 1996 A RB (LOC-Northern Trust Co.)
  1.10%, 12/01/21(b)(c)                             A-1+       --      5,000        5,000,000
---------------------------------------------------------------------------------------------
Orland Hills (City of); Multi-Family Housing VRD
  Series 1995 A RB
  (LOC-LaSalle National Bank)
  1.10%, 12/01/04(b)(c)                              A-1       --      1,470        1,470,000
=============================================================================================
                                                                                  372,384,172
=============================================================================================

INDIANA-2.30%

ABN AMRO Munitops Ctfs. Trust (State of Indiana);
  Multi-State Non-AMT VRD Series 2003-27 RB
  (Acquired 11/12/03; Cost $13,795,000)
  1.14%, 8/11/04(d)(e)(i)(l)(n)                       --    MIG-1     13,795       13,795,000
---------------------------------------------------------------------------------------------
Brownsburg (City of) Independent School Building
  Corp. No. 2; First Meeting Series 1995 RB
  5.95%, 02/01/05(i)(o)                              AAA      Aaa      1,700        1,801,273
---------------------------------------------------------------------------------------------
First Union MERLOTs (County of Porter Jail
  Building Corp.); VRD Series 2001 A58 RB
  (Acquired 11/12/03; Cost $9,420,000)
  1.30%, 11/10/04(d)(e)(i)(j)(n)                      --   VMIG-1      9,420        9,420,000
---------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Advanced Program
  Notes);
  Series 2004 A RN
  2.00%, 01/25/05                                  SP-1+    MIG-1     17,500       17,627,199
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Bond Bank (Midyear Funding
  Program Notes);
  Series 2003 A RN
  1.25%, 04/15/04                                  SP-1+    MIG-1    $ 9,000   $    9,001,092
---------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Pike Township Metro
  School District);
  Series 1995 A RB
  5.80%, 02/01/05(i)(o)                              AAA      Aaa      2,750        2,886,064
---------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Marian College Project); VRD Series
  2003 RB (LOC-Bank One N.A.)
  1.02%, 04/01/24(b)(c)                               --   VMIG-1      1,000        1,000,000
---------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities Financing
  Authority (Community Hospitals Project); VRD
  Series 2000 A RB
  (LOC-Bank of America N.A.)
  1.05%, 07/01/28(b)(c)                             A-1+       --      9,815        9,815,000
---------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities Financing
  Authority (Community Mental Health &
  Rehabilitation); VRD Series 1990 RB
  (LOC-LaSalle National Bank)
  1.07%, 11/01/20(b)(c)                              A-1       --      1,460        1,460,000
---------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities Financing
  Authority (Fayette Memorial Hospital
  Association); VRD Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.17%, 10/01/32(b)(k)                             A-1+       --      3,100        3,100,000
---------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities Financing
  Authority (Hartsfield Village Project); VRD
  Series 1997 B RB
  (LOC-LaSalle National Bank)
  1.02%, 08/15/27(b)(c)                              A-1       --      2,500        2,500,000
---------------------------------------------------------------------------------------------
Miami (County of) Economic Development (Dukes
  Memorial Hospital Project); VRD Series 2000 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 10/01/30(b)(c)                             A-1+       --      1,000        1,000,000
=============================================================================================
                                                                                   73,405,628
=============================================================================================

IOWA-1.51%

Iowa (State of) Finance Authority Retirement
  Community (Deerfield Retirement Community); VRD
  Series 2003 A RB
  (LOC-LaSalle Bank N.A.)
  1.02%, 12/01/33(b)(c)                              A-1       --     15,000       15,000,000
---------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan Authority
  (Graceland Private College); VRD Series 2003 RB
  (LOC-Bank of America N.A.)
  1.10%, 02/01/33(b)(c)                               --   VMIG-1      2,000        2,000,000
---------------------------------------------------------------------------------------------
Iowa (State of) School Corps.; School Cash
  Anticipation Program Series 2004 B Wts. Ctfs.
  2.00%, 01/28/05(f)                                  --    MIG-1      8,000        8,063,984
---------------------------------------------------------------------------------------------
Iowa (State of); Series 2003 TRAN
  2.00%, 06/29/04                                  SP-1+    MIG-1     16,500       16,537,892
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
IOWA-(CONTINUED)

Iowa City (City of) (ACT, Inc.); VRD Series 2001
  RB
  1.22%, 04/01/32(k)                                A-1+       --    $ 6,815   $    6,815,000
=============================================================================================
                                                                                   48,416,876
=============================================================================================

KANSAS-0.44%

Lenexa (City of) Health Care Facilities (Lakeview
  Village Inc.);
  VRD Series 2002 B RB (LOC-LaSalle Bank N.A.)
  1.05%, 05/15/32(b)(c)                              A-1       --      7,500        7,500,000
---------------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities (YMCA of
  Greater Kansas City Project); VRD Series 2002 B
  RB (LOC-Bank of America N.A.)
  1.10%, 11/01/18(b)(c)                               --   VMIG-1      2,900        2,900,000
---------------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities (YMCA
  of Wichita Project); VRD Series 1998 XI RB
  (LOC-Bank of America NT & SA)
  (Acquired 02/15/01; Cost $3,550,000)
  1.10%, 08/01/09(b)(c)(d)                          A-1+       --      3,550        3,550,000
=============================================================================================
                                                                                   13,950,000
=============================================================================================

KENTUCKY-0.95%

Kentucky Area Developing Districts Financing
  Trust (Weekly Acquisition Lease Program-Ewing);
  VRD Series 2000 RB
  (LOC-Wachovia Bank N.A.)
  1.11%, 06/01/33(b)(c)                              A-1       --      5,910        5,910,000
---------------------------------------------------------------------------------------------
Louisville & Jefferson (Counties of) Metropolitan
  Sewer District; Sewer & Drain System Series
  1999 A RB
  6.50%, 05/15/04(f)                                 AAA      Aaa      1,595        1,605,667
---------------------------------------------------------------------------------------------
Newport (City of) League of Cities Funding Trust;
  Lease Program VRD Series 2002 RB (LOC-U.S. Bank
  N.A.)
  1.04%, 04/01/32(b)(c)                               --   VMIG-1     23,000       23,000,000
=============================================================================================
                                                                                   30,515,667
=============================================================================================

LOUISIANA-1.34%

Eagle Tax Exempt Trust (City of New Orleans); VRD
  Series 2000-1801 COP (Acquired 10/10/00; Cost
  $6,000,000)
  1.08%, 12/01/21(c)(d)(e)                          A-1+       --      6,000        6,000,000
---------------------------------------------------------------------------------------------
Kenner (City of); Refunding Sales Tax Series 2003
  RB
  5.00%, 06/01/04(f)                                 AAA      Aaa      1,810        1,822,116
---------------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities Authority
  (Glen Retirement System Project); VRD Series
  2001 RB (LOC-AmSouth Bank)
  (Acquired 08/15/01; Cost $3,490,000)
  1.17%, 09/01/16(b)(c)(d)                            --   VMIG-1      3,490        3,490,000
---------------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities Authority
  (Pennington Medical Foundation Project); VRD
  Series 2001 A RB (LOC-Bank One N.A.)
  1.05%, 07/01/31(b)(c)                               --   VMIG-1     15,000       15,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
LOUISIANA-(CONTINUED)

Louisiana (State of) Offshore
  Term Authority (Loop LLC Project); Refunding
  Deepwater Port VRD Series 1999 RB (LOC-Bank One
  Louisiana)
  1.08%, 10/01/19(b)(c)                              A-1   VMIG-1    $16,400   $   16,400,000
=============================================================================================
                                                                                   42,712,116
=============================================================================================

MARYLAND-1.08%

Anne Arundel (County of); Unlimited Tax Series
  2002 GO
  4.25%, 03/01/05                                    AA+      Aa1      1,740        1,790,483
---------------------------------------------------------------------------------------------
Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); VRD Series
  1997 C RB
  (LOC-Branch Banking & Trust)
  1.05%, 01/01/27(b)(c)                              A-1       --      6,000        6,000,000
---------------------------------------------------------------------------------------------
Gaithersburg (City of) Economic Development
  (Asbury Methodist); VRD Series 1997 A RB
  1.02%, 07/01/27(c)(f)                             A-1+       --      4,130        4,130,000
---------------------------------------------------------------------------------------------
Hyattsville (City of) (Safeway Inc. Projects);
  Refunding VRD Series 1991 IDR (LOC-Deutsche
  Bank Trust Co.)
  1.20%, 06/01/04(b)(h)(i)                           A-1       --      1,055        1,055,000
---------------------------------------------------------------------------------------------
Maryland (State of) Economic Development Corp.
  (Baltimore County Project); Student Housing VRD
  Series 2002 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 11/01/31(b)(c)                              A-1       --     14,250       14,250,000
---------------------------------------------------------------------------------------------
Maryland (State of) Economic Development Corp.
  (YMCA of Central Maryland Inc. Project); VRD
  Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.05%, 04/01/28(b)(c)                               --   VMIG-1      3,600        3,600,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (State of Maryland Health & Higher
  Educational Facilities Authority); VRD Floating
  Rate Trust Ctfs. Series 2003-829 RB
  (Acquired 06/19/03; Cost $3,800,000)
  1.07%, 08/15/38(c)(d)(e)                            --   VMIG-1      3,800        3,800,000
=============================================================================================
                                                                                   34,625,483
=============================================================================================

MASSACHUSETTS-1.37%

Billerica (City of); Limited Tax Series 2004 BAN
  GO
  2.00%, 01/07/05                                  SP-1+    MIG-1     18,000       18,120,475
---------------------------------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency (Boston University); VRD Series 2002 R-2
  RB
  1.01%, 10/01/42(f)(k)                             A-1+   VMIG-1      9,300        9,300,000
---------------------------------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency (Boston University); VRD Series 2002 R-4
  RB
  1.01%, 10/01/42(f)(k)                             A-1+   VMIG-1     13,840       13,840,000
---------------------------------------------------------------------------------------------
Massachusetts (State of) Water Resources
  Authority; Series 1993 C RB
  5.25%, 12/01/04(i)(o)                              AAA      Aaa      1,460        1,529,033
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
MASSACHUSETTS-(CONTINUED)

Massachusetts (State of); Ltd Tax Consolidated
  Loan Series 1994 B GO
  6.00%, 08/01/04(i)(o)                              NRR      NRR    $   975   $    1,010,524
=============================================================================================
                                                                                   43,800,032
=============================================================================================

MICHIGAN-3.69%

Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); Limited Tax
  VRD Series 1998 IDR
  (LOC-Comerica Bank)
  1.05%, 10/01/23(b)(c)(m)                            --       --      8,900        8,900,000
---------------------------------------------------------------------------------------------
Detroit (City of) Economic Development Corp.
  (Waterfront Reclamation); VRD Series 1999 B RB
  (LOC-Bank of America NT & SA)
  1.05%, 05/01/09(b)(c)                             A-1+      P-1      3,000        3,000,000
---------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (City of Detroit School
  District); Unlimited Tax VRD Series 2002-6014
  Class A COP (Acquired 11/06/02; Cost
  $7,105,000)
  1.08%, 05/01/32(c)(d)(e)                          A-1+       --      7,105        7,105,000
---------------------------------------------------------------------------------------------
Eaton Rapids (City of) Public Schools; Unlimited
  Tax Series 1995 GO
  5.50%, 05/01/04(i)(o)                              AAA      Aaa      1,000        1,013,700
---------------------------------------------------------------------------------------------
First Union MERLOTs (City of Detroit Sewage
  Disposal System); VRD Series 2001 A112 RB
  (Acquired 10/31/01; Cost $4,920,000)
  1.10%, 07/01/32(c)(d)(e)                            --   VMIG-1      4,920        4,920,000
---------------------------------------------------------------------------------------------
  VRD Series 2003 B41 RB (Acquired 07/09/03; Cost
  $4,520,000)
  1.10%, 07/01/26(c)(d)(e)                            --   VMIG-1      4,520        4,520,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (City of Detroit Water Supply
  System); VRD Series 2000 D RB (Acquired
  01/21/00; Cost $10,000,000)
  1.10%, 07/01/29(c)(d)(e)                            --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (State of Michigan Hospital
  Finance Authority); VRD Series 1997 X RB
  (Acquired 12/12/03; Cost $15,000,000)
  1.10%, 08/15/24(c)(d)(e)                            --   VMIG-1     15,000       15,000,000
---------------------------------------------------------------------------------------------
Jackson (County of) Economic Development Corp.
  (Vista Grande Villa); Refunding Limited VRD
  Series 2001 A RB
  (LOC-LaSalle National Bank)
  1.10%, 11/01/31(b)(k)                              A-1       --      1,100        1,100,000
---------------------------------------------------------------------------------------------
Michigan (State of) Comprehensive Transportation
  Fund;
  Series 2002 B RB
  4.00%, 05/15/04                                    AAA      Aa3      1,300        1,304,573
---------------------------------------------------------------------------------------------
Michigan (State of) Housing Development Authority
  (Parks of Taylor Apartments); Multi-Family VRD
  Series 2002 A RB
  (CEP-Federal National Mortgage Association)
  1.03%, 08/15/32(c)                                A-1+       --      2,135        2,135,000
---------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority;
  Series 2003 B-2 RN (LOC-J.P. Morgan Chase &
  Co.)
  2.00%, 08/23/04(b)                               SP-1+       --      8,000        8,030,220
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Michigan (State of) Strategic Fund (Van Andel
  Research Institute Project); Limited Tax VRD
  Series 1997 RB
  (LOC-Standard Federal Bank)
  1.02%, 11/01/27(b)(c)                              A-1       --    $13,300   $   13,300,000
---------------------------------------------------------------------------------------------
Michigan (State of); Unlimited Tax Notes Series
  2004 GO
  2.00%, 09/30/04                                  SP-1+    MIG-1     15,000       15,075,846
---------------------------------------------------------------------------------------------
Oakland (County of) Economic Development Corp.
  (Rochester College Project); Limited Obligation
  VRD Series 2001 RB
  (LOC-Bank One Michigan)
  1.12%, 08/01/21(b)(c)                               --   VMIG-1      3,111        3,111,000
---------------------------------------------------------------------------------------------
Southfield (City of) (Lawrence Tech University
  Project); Economic Development VRD Series 2001
  RB (LOC-Bank One Michigan N.A.)
  1.08%, 10/01/31(b)(c)                              A-1       --      6,000        6,000,000
---------------------------------------------------------------------------------------------
Traverse City (City of) Area Public Schools;
  Refunding Unlimited Tax Series 1994 GO
  4.55%, 05/01/04(f)                                 AAA      Aaa      1,000        1,002,820
---------------------------------------------------------------------------------------------
University of Michigan; Refunding Hospital VRD
  Series 1992 A RB
  1.08%, 12/01/19(k)                                A-1+   VMIG-1     12,550       12,550,000
=============================================================================================
                                                                                  118,068,159
=============================================================================================

MINNESOTA-3.99%

Golden Valley (City of) (Unicare Homes Inc.
  Project); VRD Series 1984 IDR (LOC-Bank of
  America N.A.)
  1.02%, 09/01/14(b)(c)                             A-1+       --      3,900        3,900,000
---------------------------------------------------------------------------------------------
J.P. Morgan PUTTERs (State of Minnesota Public
  Facilities Authority); VRD Drinking Water
  Series 2002-319 COP (Acquired 07/31/03; Cost
  $14,060,000)
  1.05%, 03/01/21(c)(d)(e)                           A-1       --     14,060       14,060,000
---------------------------------------------------------------------------------------------
Minneapolis (City of) (Minnehaha Academy
  Project); VRD Series 2001 RB (LOC-Firstar Bank
  N.A.)
  1.22%, 05/01/26(b)(k)(m)                            --       --      2,500        2,500,000
---------------------------------------------------------------------------------------------
Minneapolis-St. Paul (Cities of) Metropolitan
  Council of Minnesota; Unlimited Tax Series 2002
  D GO
  5.00%, 02/01/05                                    AAA      Aaa      1,190        1,228,470
---------------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities (Mayo
  Foundation); Commercial Paper Notes Series
  2000A
  0.98%, 05/19/04                                   A-1+       --      7,000        7,000,000
---------------------------------------------------------------------------------------------
  Series 2000 B
  0.95%, 05/12/04                                   A-1+       --     20,500       20,500,000
---------------------------------------------------------------------------------------------
  Series 2000 C
  0.95%, 04/08/04                                   A-1+       --     33,500       33,500,000
---------------------------------------------------------------------------------------------
  Series 2001 A
  0.95%, 04/13/04                                   A-1+       --     15,000       15,000,000
---------------------------------------------------------------------------------------------
  Series 2001 B
  0.95%, 04/13/04                                   A-1+       --     10,600       10,600,000
---------------------------------------------------------------------------------------------
  Series F
  0.98%, 05/19/04                                   A-1+       --      5,000        5,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

St. Paul (City of) Housing & Redevelopment
  Authority (Science Museum of Minnesota); VRD
  Series 1997 A RB
  (LOC-First Interstate Bank)
  1.07%, 05/01/27(b)(c)                               --   VMIG-1    $14,260   $   14,260,000
=============================================================================================
                                                                                  127,548,470
=============================================================================================

MISSISSIPPI-1.15%

ABN AMRO Munitops Ctfs. Trust (State of
  Mississippi Development Board-Jackson Water &
  Sewer); Multi-State Non-AMT VRD Series 2002-22
  Ctfs. (Acquired 09/10/03; Cost $9,995,000)
  1.20%, 6/23/04(d)(e)(i)(l)(n)                       --   VMIG-1      9,995        9,995,000
---------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (State of Mississippi);
  Unlimited Tax VRD Series 2002-6018 Class A COP
  (Acquired 11/20/02; Cost $3,200,000) 1.08%,
  11/01/22(c)(d)(e)                                 A-1+       --      3,200        3,200,000
---------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Jackson Medical Mall); VRD Series 2000 A RB
  (LOC-Bank One Louisiana)
  1.05%, 11/01/18(b)(c)                              A-1       --      4,800        4,800,000
---------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Mississippi College Project); VRD Series 2003
  RB (LOC-AmSouth Bank) 1.17%, 07/01/23(b)(c)         --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
University of Mississippi Educational Building
  Corp. (Campus Improvements Project); VRD Series
  2000 RB
  1.09%, 10/01/20(c)(f)                               --   VMIG-1      8,690        8,690,000
=============================================================================================
                                                                                   36,685,000
=============================================================================================

MISSOURI-0.65%

Missouri (State of) Development Finance Board
  (Southeast Missouri State University);
  Educational Facilities VRD Series 2003 B RB
  (LOC-U.S. Bank N.A.)
  1.05%, 10/01/23(b)(c)                             A-1+       --      5,750        5,750,000
---------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Lutheran Senior
  Services); VRD Series 2000 RB (LOC-Firstar Bank
  N.A.)
  1.05%, 02/01/31(b)(c)                               --   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Southwest Baptist
  University Project); VRD Series 2003 RB
  (LOC-Bank of America N.A.)
  1.17%, 10/01/33(b)(k)                             A-1+       --      5,950        5,950,000
---------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); VRD Series 1985 B RB
  1.08%, 09/01/10(c)                                A-1+   VMIG-1      1,200        1,200,000
---------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Friendship Village of South County);
  VRD Series 2002 B IDR (LOC-LaSalle Bank N.A.)
  1.05%, 09/01/22(b)(c)                              A-1       --      2,915        2,915,000
=============================================================================================
                                                                                   20,815,000
=============================================================================================

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------

MONTANA-0.37%

Montana (State of) Facility Finance Authority
  (Mission Ridge Project); VRD Series 2002 RB
  (LOC-LaSalle Bank N.A.)
  1.05%, 08/01/27(b)(c)(g)                            --       --    $ 6,900   $    6,900,000
---------------------------------------------------------------------------------------------
Montana (State of); Unlimited Tax Series 2003
  TRAN GO
  2.00%, 06/30/04                                  SP-1+    MIG-1      5,000        5,012,000
=============================================================================================
                                                                                   11,912,000
=============================================================================================

NEBRASKA-1.34%

Nebhelp Inc.; Multi-Mode VRD Series 1985 A RB
  1.10%, 12/01/15(c)(f)                             A-1+   VMIG-1      5,995        5,995,000
---------------------------------------------------------------------------------------------
Nebhelp Inc.; Multi-Mode VRD Series 1985 B RB
  1.10%, 12/01/15(c)(f)                             A-1+   VMIG-1      3,590        3,590,000
---------------------------------------------------------------------------------------------
Nebhelp Inc.; Multi-Mode VRD Series 1985 D RB
  1.10%, 12/01/15(c)(f)                             A-1+   VMIG-1      5,865        5,865,000
---------------------------------------------------------------------------------------------
Nebhelp Inc.; Multi-Mode VRD Series 1985 E RB
  1.10%, 12/01/15(c)(f)                             A-1+   VMIG-1     27,335       27,335,000
=============================================================================================
                                                                                   42,785,000
=============================================================================================

NEVADA-0.86%

ABN AMRO Munitops Ctfs. Trust (County of Washoe);
  Refunding VRD Limited Tax Series 2001-24 Single
  Asset Trust Ctfs. (Acquired 06/21/01; Cost
  $5,500,000)
  1.12%, 07/01/09(c)(d)(e)                            --   VMIG-1      5,500        5,500,000
---------------------------------------------------------------------------------------------
Carson (City of) (Carson-Tahoe Hospital Project);
  Hospital VRD Series 2003 B RB
  (LOC-U.S. Bank N.A.)
  1.02%, 09/01/33(b)(c)                             A-1+       --     18,000       18,000,000
---------------------------------------------------------------------------------------------
Clark (County of); Refunding Limited Tax Series
  1998 B GO
  5.25%, 11/01/04                                     AA      Aa2      2,245        2,298,523
---------------------------------------------------------------------------------------------
Nevada (State of); Capital Improvements Limited
  Tax Series 1996 A GO
  6.00%, 05/15/04(o)                                 NRR      NRR      1,530        1,539,031
=============================================================================================
                                                                                   27,337,554
=============================================================================================

NEW HAMPSHIRE-0.64%

Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (New Hampshire Higher Education & Health
  Facilities Authority); Refunding VRD Series
  2003-772 RB (Acquired 01/22/03; Cost
  $5,475,000)
  1.08%, 01/01/17(c)(d)(e)                           A-1       --      5,475        5,475,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (New Hampshire Higher Educational &
  Health Facilities Authority); Refunding VRD
  Series 2003-866 RB (Acquired 10/23/03; Cost
  $7,485,000)
  1.08%, 08/15/21(c)(d)(e)                           A-1       --      7,485        7,485,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
NEW HAMPSHIRE-(CONTINUED)

New Hampshire (State of) Health & Educational
  Facilities Authority (Kendal at Hanover Issue);
  VRD Series 2000 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 10/01/30(b)(c)                              A-1       --    $ 7,455   $    7,455,000
=============================================================================================
                                                                                   20,415,000
=============================================================================================

NEW JERSEY-0.19%

Union (County of) Industrial Pollution Control
  Financing Authority (Exxon Mobil Corp.
  Project); Refunding Pollution Control VRD
  Series 1994 RB
  1.07%, 07/01/33(k)                                A-1+       --      6,200        6,200,000
=============================================================================================

NEW MEXICO-0.04%

Dona Ana (County of) Gross Receipts Tax;
  Refunding & Improvement Series 1998 RB
  5.00%, 06/01/04(f)                                  --      Aaa      1,200        1,207,819
=============================================================================================

NEW YORK-0.34%

ABN AMRO Munitops Ctfs. Trust (Triborough Bridge
  & Tunnel Authority); VRD Series 2002-31 Non-AMT
  Ctfs. (Acquired 03/24/04; Cost $10,000,000)
  1.07%, 11/15/10(c)(d)(e)                            --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
New York (State of); Unlimited Tax Series 1994 B1
  GO
  7.20%, 08/15/04(i)(o)                              NRR      NRR      1,000        1,032,676
=============================================================================================
                                                                                   11,032,676
=============================================================================================

NORTH CAROLINA-2.29%

Albemarle (City of) Hospital Authority;
  Healthcare Facilities VRD Series 2000 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 10/01/15(b)(c)                              A-1       --      5,900        5,900,000
---------------------------------------------------------------------------------------------
Dare (County of); Utility System Series 1994 RB
  5.75%, 06/01/04(i)(o)                              AAA      Aaa      1,000        1,027,777
---------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (NCA&T University Foundation);
  Student Housing Facilities VRD Series 2001 RB
  (LOC-Wachovia Bank N.A.)
  1.10%, 07/01/32(b)(c)                               --   VMIG-1     18,745       18,745,000
---------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Financing Agency (Elon College); VRD Series
  2001 A RB (LOC-Bank of America N.A.)
  1.05%, 01/01/14(b)(c)(g)                            --       --      4,500        4,500,000
---------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Financing Agency (Goodwill Community Foundation
  Project); VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.05%, 04/01/22(b)(c)(g)                            --       --      2,260        2,260,000
---------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Financing Agency (Wolfpak Club Project); VRD
  Series 2002 RB (LOC-Bank of America N.A.)
  1.05%, 04/01/12(b)(g)                               --       --      9,500        9,500,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Medical Care Commission
  (Cleveland Regional Medical Center Project);
  Health Care Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.05%, 01/01/18(b)(c)(g)                            --       --    $19,437   $   19,437,000
---------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care Commission
  (Lutheran Retirement Project); VRD Series 1999
  RB
  (LOC-Bank of America N.A.) (Acquired 12/01/03;
  Cost $1,785,000) 1.05%, 01/01/19(b)(c)(d)(g)        --       --      1,785        1,785,000
---------------------------------------------------------------------------------------------
Wake (County of); Public Improvement Unlimited
  Tax Series 2004 GO
  3.00%, 03/01/05                                    AAA      Aaa     10,000       10,171,800
=============================================================================================
                                                                                   73,326,577
=============================================================================================

OHIO-5.20%

Akron (City of) (Community Learning Centers);
  Income Tax Series 2004 B RB
  2.00%, 12/01/04(f)                                 AAA      Aaa      1,000        1,005,952
---------------------------------------------------------------------------------------------
Allen (County of); Refunding Limited Tax Series
  2002 GO
  1.70%, 12/01/04(f)                                  --      Aaa      1,000        1,004,298
---------------------------------------------------------------------------------------------
Butler (County of) Healthcare Facilities
  (Lifesphere Project):
  Refunding & Improvement Series 2002 RB
  (LOC-U.S. Bank N.A.)
  1.02%, 05/01/27(b)(c)                              A-1       --      8,500        8,500,000
---------------------------------------------------------------------------------------------
Cambridge (City of) (Regional Medical Center
  Project); Refunding & Improvement Hospital
  Facilities VRD Series 2001 RB
  (LOC-National City Bank)
  1.06%, 12/01/21(b)(c)                               --   VMIG-1     11,515       11,515,000
---------------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran Village
  Project); Health Care VRD Series 1994 RB
  (LOC-National City Bank)
  1.07%, 11/01/13(b)(c)                               --   VMIG-1      2,130        2,130,000
---------------------------------------------------------------------------------------------
Cincinnati (City of) School District; Unlimited
  Tax Series 2003 BAN GO
  1.65%, 09/10/04                                     --    MIG-1      8,000        8,019,262
---------------------------------------------------------------------------------------------
Cuyahoga (County of) Continuing Care Facilities;
  Refunding VRD Series 1999 RB (LOC-LaSalle
  National Bank)
  1.02%, 02/01/29(b)(c)                             A-1+       --     22,985       22,985,000
---------------------------------------------------------------------------------------------
Cuyahoga (County of) Health Care Facilities
  (Judson Retirement Community); Refunding VRD
  Series 2000 RB
  (LOC-National City Bank)
  1.05%, 11/15/19(b)(c)                              A-1       --        800          800,000
---------------------------------------------------------------------------------------------
Kettering (City of) School District; Series 2004
  BAN
  2.00%, 07/22/04                                     --    MIG-1     15,000       15,047,305
---------------------------------------------------------------------------------------------
Lorain (County of) (Elyria United Methodist
  Village); Hospital Refunding VRD Series 1996 B
  RB (LOC-Bank One N.A.)
  1.04%, 06/01/12(b)(c)                              A-1   VMIG-1      5,110        5,110,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Lorain (County of) (EMH Regional Medical Center
  Project); Hospital Facilities VRD Series 2001
  RB (LOC-National City Bank)
  1.09%, 05/01/26(b)(c)(m)                            --       --    $15,385   $   15,385,000
---------------------------------------------------------------------------------------------
Lorain (County of) Independent Living Facilities
  (Elyria United Methodist Project); VRD Series
  1999 RB (LOC-Bank One N.A.)
  1.04%, 06/01/25(b)(c)                              A-1       --      9,495        9,495,000
---------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities (Forum
  Health Obligation Group); VRD Series 1997 B RB
  1.03%, 12/01/28(c)(f)                             A-1+   VMIG-1      6,000        6,000,000
---------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities (Forum
  Health Obligation Group); VRD Series 2002 B RB
  (LOC-Fifth Third Bank)
  1.06%, 12/01/27(b)(c)                               --   VMIG-1      7,200        7,200,000
---------------------------------------------------------------------------------------------
Mahoning Valley (City of) Sanitation District;
  Water Series 1994 RB
  7.75%, 05/15/04(i)(o)                              NRR      NRR      8,000        8,224,306
---------------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  Hospital Improvement VRD Series 1990 RB
  (LOC-Bank One N.A.)
  1.05%, 08/01/20(b)(c)                              A-1       --      4,745        4,745,000
---------------------------------------------------------------------------------------------
Middleburg Heights (City of) (Southwest General
  Health Center); Hospital Improvement VRD Series
  1997 RB
  (LOC-Fifth Third Bank)
  1.06%, 08/15/22(b)(c)                             A-1+       --      5,615        5,615,000
---------------------------------------------------------------------------------------------
Montgomery (County of) (St. Vincent DePaul
  Society); Limited Obligation VRD Series 1996 RB
  (LOC-National City Bank)
  1.06%, 12/01/10(b)(c)                              A-1       --      2,100        2,100,000
---------------------------------------------------------------------------------------------
Ohio (State of) Air Quality Development Authority
  (Timken Project); Refunding Multi-Modal VRD
  Series 2001 RB
  (LOC-Fifth Third Bank)
  1.04%, 11/01/25(b)(c)                             A-1+   VMIG-1      2,530        2,530,000
---------------------------------------------------------------------------------------------
Ohio (State of) Water Development Authority
  (Timken Project); Refunding Multi-Modal VRD
  Series 2001 RB
  (LOC-Northern Trust Co.)
  1.04%, 11/01/25(b)(c)                             A-1+   VMIG-1     10,200       10,200,000
---------------------------------------------------------------------------------------------
Plain (City of) School District; Series 2003 RAN
  2.00%, 05/20/04(m)                                  --       --      1,000        1,001,271
---------------------------------------------------------------------------------------------
Portage (County of) (Robinson Memorial Hospital);
  VRD Series 2002 RB (LOC-Bank One N.A.)
  1.06%, 05/01/17(b)(c)                               --   VMIG-1      6,635        6,635,000
---------------------------------------------------------------------------------------------
Solon (City of); Unlimited Tax Series 2003 BAN GO
  2.00%, 12/09/04(m)                                  --       --      2,800        2,816,567
---------------------------------------------------------------------------------------------
Twinsburg (City of) School District; Refunding
  Unlimited Tax Series 2004 GO
  2.00%, 12/01/04(f)                                  --      Aaa      1,800        1,811,322
---------------------------------------------------------------------------------------------
Warren (County of) Health Care Facilities
  (Otterbein); Refunding & Improvement VRD Series
  1998 A RB (LOC-Fifth Third Bank)
  1.07%, 07/01/21(b)(c)                             A-1+       --      1,340        1,340,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Youngstown (City of) School District; Unlimited
  Tax Series 2003-3 BAN 2.00%, 05/05/04               --    MIG-1    $ 5,000   $    5,004,616
=============================================================================================
                                                                                  166,219,899
=============================================================================================

OKLAHOMA-1.48%

Oklahoma (County of) Finance Authority (Oxford
  Oaks Apartments Projects); Refunding
  Multi-Family Housing VRD Series 2000 RB
  (CEP-Federal National Mortgage Association)
  1.04%, 07/15/30(c)                                A-1+       --     27,695       27,695,000
---------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance Authority
  (Capitol Dome Project); VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.12%, 06/01/11(b)(c)                             A-1+       --      4,555        4,555,000
---------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resource Board; Loan
  Program Notes Series 2003 A RB
  0.87%, 04/01/04(h)(i)                             A-1+       --     14,990       14,990,000
=============================================================================================
                                                                                   47,240,000
=============================================================================================

OREGON-0.24%

Oregon (State of) Health, Housing, Educational &
  Cultural Facilities Authority (Quatama Crossing
  LLC Housing Project); VRD Series 1998 RB
  (LOC-U.S. Bank N.A.)
  1.07%, 01/01/31(b)(c)                               --      Aa2      7,540        7,540,000
=============================================================================================

PENNSYLVANIA-3.23%

ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building Authority);
  Non-AMT VRD Series 2001-30 Ctfs. (Acquired
  10/31/02; Cost $5,000,000)
  1.11%, 09/01/09(c)(d)(e)                            --   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building Authority);
  Non-AMT VRD Series 2003-24 Ctfs. (Acquired
  03/08/04; Cost $7,000,000)
  1.11%, 06/01/11(c)(d)(e)                            --   VMIG-1      7,000        7,000,000
---------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (ACES-Presbyterian University
  Hospital); VRD Series 1988 B1 RB
  (LOC-Bank One N.A.)
  1.05%, 03/01/18(b)(c)                               --   VMIG-1      2,085        2,085,000
---------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (Presbyterian Health Center); VRD
  Series 1990 A RB
  1.02%, 03/01/20(c)(f)                             A-1+   VMIG-1      4,470        4,470,000
---------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (Presbyterian Health Center); VRD
  Series 1990 D RB
  1.02%, 03/01/20(c)(f)                             A-1+   VMIG-1      1,300        1,300,000
---------------------------------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority (Carnegie Museums of Pittsburgh); VRD
  Series 2002 IDR (LOC-Citizens Bank of
  Pennsylvania)
  1.15%, 08/01/32(b)(c)                               --   VMIG-1      2,000        2,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Altoona (City of) Authority; Water Series 1994 A
  RB
  6.50%, 11/01/04(i)(o)                              AAA       --    $ 1,700   $    1,786,650
---------------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Lutheran Services); Health Care VRD
  Series 1998 A IDR
  1.02%, 01/01/28(c)(f)                               --   VMIG-1     11,310       11,310,000
---------------------------------------------------------------------------------------------
Chartiers Valley (Community of) Industrial and
  Commercial Development Authority (Asbury Villas
  Project); VRD Series 2000 B IDR (LOC-LaSalle
  Bank N.A.)
  1.05%, 12/01/30(b)(c)                              A-1       --      3,000        3,000,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Delaware Valley
  Regional); VRD Series 2001-3801 COP (Acquired
  06/04/01; Cost $8,900,000)
  1.08%, 08/01/28(c)(d)(e)                          A-1+       --      8,900        8,900,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Pennsylvania);
  VRD Series 94-3802 COP (Acquired 01/29/03; Cost
  $1,295,000)
  1.08%, 05/01/17(c)(d)(e)                          A-1+               1,295        1,295,000
---------------------------------------------------------------------------------------------
First Union MERLOTS (City of Scranton & County of
  Lackawanna Health & Welfare Authority); VRD
  Series 2002 A-18 RB
  (Acquired 03/22/02; Cost $2,865,000)
  1.10%, 03/01/15(c)(d)(e)                            --   VMIG-1      2,865        2,865,000
---------------------------------------------------------------------------------------------
Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital Obligation);
  Health Care VRD Series 2000 IDR
  1.12%, 12/01/24(c)(f)                              A-1       --      3,575        3,575,000
---------------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Co-Op); Pollution
  Control VRD Series 1984 IDR (LOC-Rabobank
  Nederland)
  1.03%, 10/01/14(b)(j)                             A-1+       --      7,480        7,480,000
---------------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Corp.); Pollution
  Control VRD Series 1984 IDR (LOC-Rabobank
  Nederland)
  1.03%, 06/01/14(b)(j)                             A-1+       --      1,105        1,105,000
---------------------------------------------------------------------------------------------
Lower Southampton (Township of); Unlimited Tax
  Series 1994 GO
  5.90%, 05/15/04(i)(o)                              AAA      Aaa      1,000        1,005,832
---------------------------------------------------------------------------------------------
Northeastern Hospital & Education Authority
  (Wilkes University Project); VRD Series 2002 B
  RB (LOC-Wachovia Bank N.A.)
  1.02%, 10/01/30(b)(c)                               --   VMIG-1      1,500        1,500,000
---------------------------------------------------------------------------------------------
Philadelphia (City of) Industrial Development
  Authority (Fox Chase Cancer Center); VRD Series
  2001 IDR
  (LOC-JP Morgan Chase & Co.)
  1.12%, 07/01/10(b)(k)                             A-1+      P-1      4,000        4,000,000
---------------------------------------------------------------------------------------------
Philadelphia (City of) Industrial Development
  Authority (Girard Estate Aramark Project); VRD
  Series 2002 IDR (LOC-JP Morgan Chase Bank &
  Co.)
  1.00%, 06/01/32(b)(c)                             A-1+       --     25,400       25,400,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Philadelphia (City of) Industrial Development
  Authority (Girard Estate Facilities Leasing);
  VRD Series 2001 IDR
  (LOC-Morgan Guaranty Trust)
  1.00%, 11/01/31(b)(c)                             A-1+       --    $ 1,400   $    1,400,000
---------------------------------------------------------------------------------------------
Washington (County of) Authority (Girard Estate
  Project); Refunding VRD Series 1999 RB
  (LOC-Chase Manhattan Bank (The)) (Acquired
  03/18/04; Cost $2,000,000)
  1.00%, 06/01/27(b)(c)(d)                          A-1+       --      2,000        2,000,000
---------------------------------------------------------------------------------------------
Washington (County of) Authority (Higher
  Education Pooled Equipment Lease); Lease VRD
  Series 1985 RB (LOC-Wachovia Bank)
  1.06%, 11/01/05(b)(c)                               --   VMIG-1      4,890        4,890,000
=============================================================================================
                                                                                  103,367,482
=============================================================================================

SOUTH CAROLINA-3.75%

Charleston (County of) School District; Unlimited
  Tax
  Series 2004 BAN GO
  2.00%, 11/04/04                                  SP-1+    MIG-1     20,000       20,122,169
---------------------------------------------------------------------------------------------
Cherokee (County of) (Newark Electric Division);
  Industrial VRD Series 1985 RB (LOC-LaSalle Bank
  N.A.)
  1.05%, 12/01/15(b)(c)                              A-1       --      6,500        6,500,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of South Carolina
  Public Service Authority); VRD Series 2000-4001
  Class A COP (Acquired 09/08/00; Cost
  $10,100,000)
  1.08%, 01/01/22(c)(d)(e)                          A-1+       --     10,100       10,100,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (State of South Carolina
  Public Service Authority); VRD Series 2000 L RB
  (Acquired 02/25/00; Cost $11,590,000)
  1.10%, 01/01/22(c)(d)(e)                            --   VMIG-1     11,590       11,590,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (State of South Carolina Transportation
  Infrastructure); Floating Rate Trust Ctfs. VRD
  Series 2002-728 RB (Acquired 11/13/02; Cost
  $7,185,000) 1.07%, 10/01/22(c)(d)(e)               A-1       --      7,185        7,185,000
---------------------------------------------------------------------------------------------
Oconee (County of) (Duke); Refunding Pollution
  Control VRD Series 1993 RB (LOC-Bank One Trust
  Co.)
  1.05%, 02/01/17(b)(c)                               --      P-1      6,000        6,000,000
---------------------------------------------------------------------------------------------
Piedmont (City of) Municipal Power Agency;
  Refunding Electric VRD Series 2002 B RB
  1.05%, 01/01/18(c)(f)                              A-1   VMIG-1     32,700       32,700,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Educational Facilities
  Authority for Non-Profit Institutions (Morris
  College Project); VRD Series 1997 RB
  (LOC-Bank of America N.A.) (Acquired 07/30/02;
  Cost $2,300,000)
  1.10%, 07/01/17(b)(c)(d)                          A-1+       --      2,300        2,300,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Educational Facilities
  Authority for Non-Profit Institutions (The
  Allen University Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.) (Acquired 03/27/01;
  Cost $2,840,000) 1.10%, 09/01/18(b)(c)(d)         A-1+       --      2,840        2,840,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Children's Home
  Project); Economic Development VRD Series 2003
  RB (LOC-Branch Banking & Trust)
  1.05%, 03/01/23(b)(c)                               --   VMIG-1    $ 3,000   $    3,000,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Piedmont
  Foundation Project); Economic Development VRD
  Series 2002 RB (LOC-Bank of America N.A.)
  1.10%, 09/01/32(b)(c)(g)                            --       --      4,000        4,000,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.) (Acquired 07/23/02;
  Cost $2,775,000)
  1.10%, 09/01/18(b)(c)(d)                          A-1+       --      2,775        2,775,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Coastal Carolina
  University Project); Student Housing VRD Series
  2003 A RB (LOC-Wachovia Bank N.A.)
  1.01%, 07/01/35(b)(c)                              A-1       --      6,125        6,125,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Presbyterian Home of
  South Carolina Project); Economic Development
  VRD Series 2003 A RB (LOC-Wachovia Bank N.A)
  1.07%, 04/01/20(b)(c)                              A-1       --      4,535        4,535,000
=============================================================================================
                                                                                  119,772,169
=============================================================================================

TENNESSEE-7.72%

Clarksville (City of) Public Building Authority
  (Tennessee Municipal Bond Fund); Pooled Funding
  VRD Series 1997 RB
  (LOC-Bank of America N.A.) (Acquired 10/20/03;
  Cost $3,150,000)
  1.05%, 11/01/27(b)(c)(d)                            --   VMIG-1      3,150        3,150,000
---------------------------------------------------------------------------------------------
Clarksville (City of) Public Building Authority
  (Tennessee Municipal Bond Fund); Pooled Funding
  VRD Series 1999 RB
  (LOC-Bank of America N.A.) (Acquired 01/15/04;
  Cost $30,500,000)
  1.05%, 06/01/29(b)(c)(d)                            --   VMIG-1     30,500       30,500,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chattanooga); VRD
  Series 2000-4202 COP (Acquired 10/10/00; Cost
  $14,040,000)
  1.08%, 10/01/27(c)(d)(e)                          A-1+       --     14,040       14,040,000
---------------------------------------------------------------------------------------------
Hamilton (County of) Industrial Development Board
  (Tennessee Aquarium Project); VRD Series 1991
  IDR
  1.05%, 07/01/21(b)(c)                             A-1+       --      2,500        2,500,000
---------------------------------------------------------------------------------------------
Jackson (City of) Energy Authority; Electric
  Systems VRD Series 2003 B RB
  1.05%, 11/01/26(c)(f)                               --   VMIG-1     12,700       12,700,000
---------------------------------------------------------------------------------------------
Jackson (City of) Energy Authority; Wastewater
  Systems VRD Series 2002 RB
  1.05%, 12/01/22(c)(f)                               --   VMIG-1     23,435       23,435,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Jackson (City of) Health & Educational Facilities
  Board (Trinity Christian Academy); Educational
  Facilities VRD Series 2002 RB
  (LOC-AmSouth Bank)
  1.17%, 03/01/22(b)(c)                               --   VMIG-1    $ 5,400   $    5,400,000
---------------------------------------------------------------------------------------------
Knox (County of) Health Education & Housing
  Facility Board (Volunteer Student Housing LLC
  Project); Student Housing VRD Series 2002 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 09/01/34(b)(c)                               --   VMIG-1     27,020       27,020,000
---------------------------------------------------------------------------------------------
Memphis (City of); Electric System Sub-Series
  2003 A RB
  2.00%, 12/01/04                                    AA-      Aa3     10,000       10,056,093
---------------------------------------------------------------------------------------------
Metropolitan Government (City of Nashville &
  County of Davidson) Health & Education
  Facilities Board (Adventist Health System); VRD
  Series 1997 A RB (LOC-SunTrust Bank of Central
  Florida)
  1.02%, 11/15/27(b)(c)                             A-1+   VMIG-1      2,800        2,800,000
---------------------------------------------------------------------------------------------
Metropolitan Government (City of Nashville &
  County of Davidson) Health & Education
  Facilities Board (Adventist/Sunbelt); VRD
  Series 1996 A RB (LOC-SunTrust Bank of Central
  Florida)
  1.02%, 11/15/26(b)(c)                             A-1+   VMIG-1      3,200        3,200,000
---------------------------------------------------------------------------------------------
Metropolitan Government (City of Nashville &
  County of Davidson) Health & Education
  Facilities Board (Park at Hermitage Project);
  VRD Series 2004 RB (CEP-Federal National
  Mortgage Association)
  1.03%, 02/15/34(c)                                  --   VMIG-1      6,645        6,645,000
---------------------------------------------------------------------------------------------
Metropolitan Government (City of Nashville &
  County of Davidson) Health & Education
  Facilities Board (Vanderbilt University); VRD
  Series 2002 B RB
  1.10%, 10/01/32(k)                                A-1+   VMIG-1      3,200        3,200,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (City of Nashville & County of Davidson);
  Unlimited Tax Series 2003-871 GO
  (Acquired 11/17/03; Cost $4,995,000)
  1.07%, 10/15/10(c)(d)(e)                            --   VMIG-1      4,995        4,995,000
---------------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Local Government Public Improvement); VRD
  Series 1995 A RB
  1.05%, 06/01/15(c)(f)                               --   VMIG-1      5,570        5,570,000
---------------------------------------------------------------------------------------------
  VRD Series 1995 B-2 RB
  1.05%, 06/01/06(c)(f)                               --   VMIG-1      1,210        1,210,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 I A-1 RB
  1.05%, 06/01/22(c)(f)                               --   VMIG-1      5,900        5,900,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 II B-1 RB
  1.05%, 06/01/25(c)(f)                               --   VMIG-1      1,200        1,200,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 II E-1 RB
  1.05%, 06/01/21(c)(f)                               --   VMIG-1      2,100        2,100,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 II E-3 RB
  1.05%, 06/01/10(c)(f)                               --   VMIG-1      1,500        1,500,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 II E-5 RB
  1.05%, 06/01/17(c)(f)                               --   VMIG-1      1,390        1,390,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

  VRD Series 1997 II F-1 RB
  1.05%, 06/01/17(c)(f)                               --   VMIG-1    $ 1,335   $    1,335,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 II F-5 RB
  1.05%, 06/01/27(c)(f)                               --   VMIG-1      2,315        2,315,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III A-4 RB
  1.05%, 06/01/17(c)(f)                               --   VMIG-1        300          300,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III B-2 RB
  1.05%, 06/01/19(c)(f)                               --   VMIG-1      5,150        5,150,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III C-3 RB
  1.05%, 06/01/18(c)(f)                               --   VMIG-1      3,770        3,770,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III C-4 RB
  1.05%, 06/01/20(c)(f)                               --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
  VRD Series 1999 II A-1 RB
  1.05%, 06/01/24(c)(f)                               --   VMIG-1      5,600        5,600,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III A-1 RB
  1.05%, 06/01/07(c)(f)                               --   VMIG-1     15,850       15,850,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III A-3 RB
  1.05%, 06/01/19(c)(f)                               --   VMIG-1      1,325        1,325,000
---------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational & Housing
  Facilities Board (Baptist Memorial Hospital);
  Commercial Paper Notes (LOC-Bank of America
  N.A.)
  0.96%, 04/19/04(b)                                A-1+       --     12,400       12,400,000
---------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational & Housing
  Facilities Board (Briarcrest); Educational
  Facilities VRD Series 2002 RB
  (LOC-SunTrust Bank)
  1.05%, 04/01/22(b)(c)                               --   VMIG-1     11,500       11,500,000
---------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational & Housing
  Facilities Board (St. Benedict Auburndale
  School); VRD Series 2003 RB
  (LOC-AmSouth Bank)
  1.07%, 05/01/33(b)(c)                               --   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
Washington (County of) (Capital Outlay Notes);
  Refunding Unlimited Tax Series 2002 GO
  4.00%, 02/01/05(f)                                  --      Aaa      1,000        1,024,042
---------------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Educational
  Facilities VRD Series 2003 RB
  (LOC-SunTrust Bank)
  1.10%, 04/01/23(b)(c)                               --   VMIG-1      2,500        2,500,000
=============================================================================================
                                                                                  246,580,135
=============================================================================================

TEXAS-12.07%

ABN AMRO Munitops Ctfs. Trust (City of Leander
  Independent School District); Refunding
  Unlimited Multi-State Non-AMT Series 2002-16
  Ctfs. (Acquired 08/20/03; Cost $5,395,000)
  1.12%, 08/15/10(c)(d)(e)                            --   VMIG-1      5,395        5,395,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Alief (City of) Independent School District;
  Unlimited Tax Series 1997 GO (CEP-Texas
  Permanent School Fund)
  6.60%, 02/15/05                                    AAA      Aaa    $ 1,000   $    1,047,912
---------------------------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
  (ACES-Panhandle Pooled Health Care); VRD Series
  1985 RB (LOC-BNP Paribas)
  1.10%, 05/31/25(b)(c)                               --   VMIG-1      6,891        6,891,000
---------------------------------------------------------------------------------------------
Austin (City of) Housing Finance Corp. (Stassney
  Woods Apartments); Refunding Multi-Family
  Housing VRD Series 2004 A RB
  (CEP-Federal National Mortgage Association)
  1.03%, 10/15/32(c)                                  --   VMIG-1      4,050        4,050,000
---------------------------------------------------------------------------------------------
Austin (City of) Water & Wastewater System;
  Refunding Series 2002 A RB
  5.00%, 11/15/04(f)                                 AAA      Aaa      4,000        4,096,630
---------------------------------------------------------------------------------------------
Austin (City of); Refunding Limited Tax Series
  1993 GO
  5.50%, 09/01/04                                    AA+      Aa2      4,250        4,329,198
---------------------------------------------------------------------------------------------
Austin (City of); Utility System Series 1994 RB
  5.75%, 11/15/04(i)(o)                              AAA      Aaa      2,605        2,679,819
---------------------------------------------------------------------------------------------
Bell (County of) Health Facilities Development
  Corp. (Scott & White Memorial Hospital); VRD
  Series 2000 B-1 RB
  1.12%, 08/15/29(f)(k)                             A-1+   VMIG-1      7,100        7,100,000
---------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities Development
  Corp. (Air Force Village); VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.03%, 04/19/04(b)(c)                             A-1+       --     19,800       19,800,000
---------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities Development
  Corp. (Warm Springs); Healthcare System VRD
  Series 1997 RB
  (LOC-Chase Bank of Texas N.A.)
  1.06%, 09/01/27(b)(c)                               --   VMIG-1      3,635        3,635,000
---------------------------------------------------------------------------------------------
Brownsville (City of) Utility Systems; Refunding
  Sub. Lien VRD Series 2001 A RB
  0.90%, 11/04/04(f)(i)(l)                          A-1+   VMIG-1      3,300        3,300,000
---------------------------------------------------------------------------------------------
Coastal Bend Health Facilities Development Corp.
  (Incarnate Word Health Services); VRD Series
  1998 B RB
  1.00%, 08/15/28(c)(f)                            SP-1+   VMIG-1      1,800        1,800,000
---------------------------------------------------------------------------------------------
Dallas (City of) Waterworks & Sewer System;
  Refunding & Improvement Series 1997 RB
  5.25%, 04/01/04(i)(o)                              NRR      NRR      3,120        3,166,800
---------------------------------------------------------------------------------------------
Dallas (City of) Waterworks & Sewer System;
  Refunding Series 2002 A RB
  4.00%, 10/01/04                                    AA+      Aa2      3,500        3,551,725
---------------------------------------------------------------------------------------------
Dallas (City of); Limited Tax Series 2003 GO
  3.50%, 02/15/05                                    AA+      Aa1      1,500        1,532,363
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston Airport);
  VRD Series 2000-4307 COP (Acquired 11/15/00;
  Cost $15,750,000)
  1.08%, 07/01/28(c)(d)(e)                          A-1+       --     15,750       15,750,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Eagle Tax Exempt Trust (City of Houston Water &
  Sewer); VRD Series 2002-6019 Class A COP
  (Acquired 11/13/02; Cost $8,910,000)
  1.08%, 12/01/30(c)(d)(e)                          A-1+       --    $ 8,910   $    8,910,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston Water &
  Sewer); VRD Series 97-4305 COP (Acquired
  04/27/99; Cost $14,005,000)
  1.08%, 12/01/27(c)(d)(e)                          A-1+       --     14,005       14,005,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll Road);
  VRD Series 2001-4305 COP (Acquired 05/08/01;
  Cost $7,390,000)
  1.08%, 08/01/14(c)(d)(e)                          A-1+       --      7,390        7,390,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll Road);
  VRD Series 2002-6012 Class A COP (Acquired
  11/20/02; Cost $1,580,000)
  1.08%, 08/15/30(c)(d)(e)                          A-1+       --      1,580        1,580,000
---------------------------------------------------------------------------------------------
El Paso (County of); Refunding Limited Tax Series
  2002 A GO
  3.25%, 02/15/05(f)                                 AAA      Aaa      1,040        1,059,393
---------------------------------------------------------------------------------------------
First Union MERLOTs (Harris County Toll Road);
  VRD Series 2003 B16 RB (Acquired 02/19/03; Cost
  $3,015,000)
  1.10%, 08/15/25(c)(d)(e)                            --   VMIG-1      3,015        3,015,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (Jefferson County Health
  Facilities Development Corp.); VRD Series 2001
  A83 RB
  (Acquired 11/18/03; Cost $3,615,000)
  1.20%, 11/16/04(d)(e)(i)(n)                        A-1       --      3,615        3,615,000
---------------------------------------------------------------------------------------------
Garland (City of) Industrial Development
  Authority Inc. (Carroll Co. Project); VRD
  Series 1984 IDR (LOC-Wells Fargo Bank N.A.)
  (Acquired 09/03/03; Cost $1,050,000)
  1.06%, 12/01/14(b)(c)(d)                            --      Aaa      1,050        1,050,000
---------------------------------------------------------------------------------------------
Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Refunding Multi-Family
  VRD Series 1993 RB (CEP-General Electric
  Capital Corp.)
  1.08%, 06/01/10(c)                                A-1+       --      2,700        2,700,000
---------------------------------------------------------------------------------------------
Harris (County of) Cultural Education Facilities
  Finance Corp. (Houston Music Hall Foundation);
  VRD Series 1999 RB
  (LOC-Chase Bank of Texas)
  1.06%, 06/01/29(b)(c)                             A-1+       --      1,200        1,200,000
---------------------------------------------------------------------------------------------
Harris (County of) Health Facilities Development
  Corp. (St. Luke's Episcopal Hospital); VRD
  Refunding Series 2001 B RB
  1.12%, 02/15/31(k)                                A-1+       --     15,000       15,000,000
---------------------------------------------------------------------------------------------
Harris (County of) Health Facilities Development
  Corp. (Texas Medical Center Project); Special
  Facilities VRD Series 1999 B RB
  1.12%, 05/15/29(f)(k)                             A-1+   VMIG-1      2,900        2,900,000
---------------------------------------------------------------------------------------------
Harris (County of) Hospital District; Sub. Lien
  Series A RN 0.97%, 05/25/04                       A-1+       --      9,451        9,451,000
---------------------------------------------------------------------------------------------
Harris (County of) Houston Texas Sports Authority
  (Rodeo); Jr. Lein VRD Series 2001 C RB
  1.07%, 11/15/30(c)(f)                             A-1+   VMIG-1      6,400        6,400,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Harris (County of); Permanent Improvement
  Unlimited Tax Series 2003 GO
  3.00%, 10/01/04                                    AA+      Aa1    $ 1,000   $    1,009,456
---------------------------------------------------------------------------------------------
Harris (County of); Refunding Unlimited Tax
  Series 2001 GO
  5.00%, 10/01/04                                    AA+      Aa1      4,970        5,067,381
---------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development Corp.
  (AMOCO Project); Pollution Control VRD Series
  1985 IDR
  1.05%, 05/01/04(h)(i)                             A-1+      P-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
Houston (City of); Series A Commercial Paper
  Notes
  0.95%, 05/25/04                                    A-1      P-1     20,000       20,000,000
---------------------------------------------------------------------------------------------
Humble (City of) Independent School District
  (School Building); Unlimited Tax VRD Series
  2003 GO
  (CEP-Texas Permanent School Fund)
  1.02%, 06/15/23(c)                                A-1+   VMIG-1     12,500       12,500,000
---------------------------------------------------------------------------------------------
Mansfield (City of); Refunding Unlimited Tax
  Series 2004 GO
  2.00%, 02/15/05(f)                                 AAA      Aaa        855          861,669
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Brazosport
  Independent School District); Refunding
  Unlimited Tax VRD Series 2003 PT-1690 GO
  (Acquired 02/20/03; Cost $4,945,000)
  1.07%, 08/15/10(c)(d)(e)                            --   VMIG-1      4,945        4,945,000
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Harris County Hospital
  District); VRD Series 2002 PT-665 RB (Acquired
  10/02/02; Cost $5,935,000)
  1.07%, 08/15/08(c)(d)(e)                          A-1+       --      5,935        5,935,000
---------------------------------------------------------------------------------------------
Mesquite (City of) Independent School District
  (School Building); Unlimited Tax VRD Series
  2003 A GO (CEP-Texas Permanent School Fund)
  1.02%, 08/01/29(c)                               SP-1+       --     10,000       10,000,000
---------------------------------------------------------------------------------------------
Midlothian (City of) Industrial Development Corp.
  (Box-Crow Cement Co. Project); Pollution
  Control VRD Series 1984 IDR
  (LOC-UBS A.G.)
  1.03%, 12/01/09(b)(c)                               --      P-1      1,400        1,400,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (State of Texas Affordable Housing
  Corp.); Floating Rate Trust Ctfs. VRD Series
  2003-780 RB (Acquired 02/19/03; Cost
  $2,500,000)
  1.07%, 09/01/22(c)(d)(e)                            --   VMIG-1      2,500        2,500,000
---------------------------------------------------------------------------------------------
North Central (Region of) Health Facility
  Development Corp. (Northwest Senior Housing
  Corp.); Retirement Facility VRD Series 1999 C
  RB
  (LOC-LaSalle Bank N.A.)
  1.02%, 11/15/29(b)(c)                              A-1       --      3,900        3,900,000
---------------------------------------------------------------------------------------------
Northside Independent School District; Refunding
  Unlimited Tax Series 2003 A GO (CEP-Texas
  Permanent School Fund)
  1.00%, 08/01/04(i)(l)                             A-1+   VMIG-1      2,400        2,400,000
---------------------------------------------------------------------------------------------
Pasadena (City of) Independent School District;
  Limited Tax VRD Series 2000 A GO (CEP-Texas
  Permanent School Fund)
  1.35%, 04/01/04(i)(l)                               --   VMIG-1      2,000        2,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Red River Authority (Southwestern Public
  Services); Refunding Pollution Control Series
  1996 IDR
  1.02%, 07/01/16(c)(f)                             A-1+   VMIG-1    $ 4,000   $    4,000,000
---------------------------------------------------------------------------------------------
San Antonio (City of) Water System; Series 2001 A
  Commercial Paper Notes
  0.98%, 04/07/04                                   A-1+      P-1     32,200       32,200,000
---------------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance Corp.
  (Austin College Project); VRD Series 1997 RB
  (LOC-Bank of America N.A.)
  1.10%, 01/01/18(b)(c)                             A-1+       --     12,800       12,800,000
---------------------------------------------------------------------------------------------
Texas (State of) Department of Housing &
  Community Affairs (High Point III); Refunding
  Multi-Family Housing VRD Series 1993 A RB
  (CEP-Federal National Mortgage Association)
  1.02%, 02/01/23(c)                                A-1+       --      6,550        6,550,000
---------------------------------------------------------------------------------------------
Texas (State of); Series 2003 TRAN
  2.00%, 08/31/04                                  SP-1+    MIG-1     63,200       63,428,820
---------------------------------------------------------------------------------------------
Tom Green (County of) Health Facilities
  Development Corp. (Universal Health Services of
  San Antonio); Health Facilities VRD Series 1985
  RB (LOC-Morgan Guaranty Trust)
  1.02%, 12/01/15(b)(c)                             A-1+       --      2,200        2,200,000
---------------------------------------------------------------------------------------------
Travis (County of) Housing Finance Corp. (Travis
  Station Apartments Project); Refunding
  Multi-Family Housing VRD Series 2004 A RB
  (CEP-Federal National Mortgage Association)
  1.03%, 02/15/34(c)                                  --   VMIG-1      3,585        3,585,000
---------------------------------------------------------------------------------------------
Trinity River Industrial Development Authority
  (Radiation Sterilizers); (LOC-American National
  Bank & Trust)
  VRD Series 1985 A IDR 1.10%, 11/01/05(b)(j)        A-1       --      1,900        1,900,000
---------------------------------------------------------------------------------------------
  VRD Series 1985 B IDR 1.10%, 11/01/05(b)(j)        A-1       --      2,450        2,450,000
---------------------------------------------------------------------------------------------
Wachovia MERLOTs (Southeast Texas Housing Finance
  Corp.); VRD Series 2001 A18 RB (Acquired
  11/18/03; Cost $4,680,000)
  1.20%, 11/16/04(d)(e)(i)(n)                        A-1       --      4,680        4,680,000
---------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Texas); Refunding
  VRD Series 2003 B14 RB (Acquired 01/29/03; Cost
  $8,010,000)
  1.08%, 08/15/22(c)(d)(e)                            --   VMIG-1      8,010        8,010,000
=============================================================================================
                                                                                  385,723,166
=============================================================================================

UTAH-1.88%

Davis (County of) Housing Authority (Fox Creek
  Apartments); Refunding Multi-Family Housing VRD
  Series 1997 A RB
  (LOC-Bank One Arizona N.A.)
  1.06%, 08/15/27(b)(c)                              A-1       --      4,240        4,240,000
---------------------------------------------------------------------------------------------
Davis (County of) School District (Utah School
  Building Guarantee Program); Unlimited Tax
  Series 2003 GO
  2.00%, 06/01/04                                     --      Aaa      4,040        4,046,141
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
UTAH-(CONTINUED)

Emery (County of) (PacifiCorp Projects);
  Refunding Pollution Control VRD Series 1994 RB
  1.12%, 11/01/24(f)(k)                              A-1   VMIG-1    $ 8,500   $    8,500,000
---------------------------------------------------------------------------------------------
First Union MERLOTS (Intermountain Power Agency);
  Power Supply VRD Series 2002 A59 RB (Acquired
  10/23/02; Cost $7,120,000)
  1.10%, 07/01/10(c)(d)(e)                            --   VMIG-1      7,120        7,120,000
---------------------------------------------------------------------------------------------
Intermountain Power Agency; Power Supply VRD
  Series 1985 E RB
  1.05%, 06/01/04(f)(i)                             A-1+   VMIG-1     14,770       14,770,000
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Murray Hospital
  Revenue); VRD Series 2002 PA-1066 RB
  (Acquired 10/02/02; Cost $5,995,000)
  1.07%, 05/15/22(c)(d)(e)                           A-1       --      5,995        5,995,000
---------------------------------------------------------------------------------------------
Murray (City of) (IHC Health Services Inc.);
  Hospital VRD Series 2003 C RB
  1.12%, 05/15/36(k)                                A-1+       --      6,450        6,450,000
---------------------------------------------------------------------------------------------
Salt Lake (City of) (Gateway Project); Special
  Assessment VRD Series 2003 (LOC-Citibank N.A.)
  1.05%, 12/01/23(b)(c)                             A-1+       --      5,900        5,900,000
---------------------------------------------------------------------------------------------
Salt Lake City (City of) Industrial Development
  (Parkview Plaza Associates); VRD Series 1984
  IDR (LOC-Bank One Arizona N.A.)
  1.10%, 12/01/14(b)(c)                              A-1       --      2,175        2,175,000
---------------------------------------------------------------------------------------------
Sanpete (County of) School Facilities (Wasatch
  Academy); VRD Series 2003 RB (LOC-U.S. Bank
  N.A.)
  1.07%, 08/01/28(b)(c)                             A-1+       --      1,000        1,000,000
=============================================================================================
                                                                                   60,196,141
=============================================================================================

VERMONT-0.54%

Vermont (State of) Educational & Health Building
  Financing Agency (Fletcher Allen Health Care
  Inc.); Hospital VRD Series 2000 B RB
  1.09%, 12/01/30(c)(f)                             A-1+   VMIG-1     10,800       10,800,000
---------------------------------------------------------------------------------------------
Vermont (State of) Student Assistance Corp.;
  Student Loan VRD Series 1985 RB (LOC-State
  Street Bank & Trust)
  1.05%, 01/01/08(b)(j)                               --   VMIG-1      2,640        2,640,000
---------------------------------------------------------------------------------------------
Vermont (State of); Unlimited Tax Series 1994 A
  GO
  6.40%, 01/15/05(i)(o)                              NRR      NRR      3,510        3,723,496
=============================================================================================
                                                                                   17,163,496
=============================================================================================

VIRGINIA-0.34%

Chesapeake (City of) Hospital Authority
  (Chesapeake General Hospital); Hospital
  Facility VRD Series 2001 B RB (LOC-SunTrust
  Bank)
  1.08%, 07/01/31(b)(c)                             A-1+       --      1,545        1,545,000
---------------------------------------------------------------------------------------------
Harrisonburg (City of) Redevelopment & Housing
  Authority (Misty Ridge Project); Refunding
  Multi-Family Housing VRD Series 1991 A RB
  (LOC-Bank One N.A.)
  1.05%, 03/01/16(b)(c)                               --   VMIG-1      2,000        2,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Norfolk (City of) Industrial Development
  Authority (Sentara Health System); Commercial
  Paper Notes
  0.95%, 05/11/04                                   A-1+      P-1    $ 5,500   $    5,500,000
---------------------------------------------------------------------------------------------
Winchester (City of) Industrial Development
  Authority (Shenandoah University); Educational
  Facilities Series 1994 IDR
  6.70%, 10/01/04(i)(o)                              NRR      NRR      1,620        1,697,758
=============================================================================================
                                                                                   10,742,758
=============================================================================================

WASHINGTON-6.11%

ABN AMRO Munitops Ctfs. Trust (City of Seattle);
  Multi-State Non-AMT VRD Series 2003-7 Ctfs.
  (Acquired 05/13/03; Cost $10,685,000)
  1.10%, 06/16/04(d)(e)(g)(h)(n)                      --   VMIG-1     10,685       10,685,000
---------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (King County);
  Limited Tax Multi-State Non-AMT VRD Series
  2001-1 Ctfs. (Acquired 01/04/01; Cost
  $10,000,000)
  1.12%, 07/01/06(c)(d)(e)                            --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional Conference
  Center); VRD Series 2003 RB (LOC-Bank of
  America NT & SA)
  1.10%, 12/01/28(b)(c)(g)                            --       --      2,565        2,565,000
---------------------------------------------------------------------------------------------
Clark (County of) School District No. 037 (City
  of Vancouver); Refunding Unlimited Tax Series
  2003 B GO
  2.00%, 06/01/04                                     --      Aa1      1,700        1,702,705
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington
  Public Power Support System Project 2), VRD
  Series 96-4703 COP (Acquired 05/02/01; Cost
  $5,870,000)
  1.08%, 07/01/11(c)(d)(e)                          A-1+       --      5,870        5,870,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington); VRD
  Series 98-4701, Class A COP (Acquired 07/20/00;
  Cost $14,400,000)
  1.08%, 05/01/18(c)(d)(e)                          A-1+       --     14,400       14,400,000
---------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Commercial Paper Notes (LOC-Bank of America
  N.A.)
  1.00%, 10/26/04(b)                                A-1+       --      4,300        4,300,000
---------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Series A Project RN (LOC-Bank of America N.A.)
  1.00%, 10/26/04(b)                                A-1+       --      7,000        7,000,000
---------------------------------------------------------------------------------------------
Everett (City of); Limited VRD Tax Series 2001 GO
  (LOC-Bank of America N.A.)
  1.10%, 12/01/21(b)(c)(g)                            --       --      2,600        2,600,000
---------------------------------------------------------------------------------------------
Issaquah (City of) Community Properties; VRD
  Special Revenue Series 2001 A RB (LOC-Bank of
  America N.A.)
  1.03%, 02/15/21(b)(c)                               --   VMIG-1     10,150       10,150,000
---------------------------------------------------------------------------------------------
King & Snohomish (Counties of) School District
  No. 417 (Northshore); Unlimited Tax Series 2003
  GO
  2.00%, 12/01/04(f)                                 AAA      Aaa      3,300        3,319,169
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

King (County of) Economic Enterprise Corp. (Puget
  Sound Blood Center Project); VRD Series 1998
  IDR (LOC-U.S. Bank N.A.)
  1.07%, 04/01/23(b)(c)                               --   VMIG-1    $ 3,810   $    3,810,000
---------------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Special Revenue
  VRD Series 1999 A RB
  (LOC-U.S. Bank N.A.)
  1.05%, 12/01/19(b)(c)                               --   VMIG-1     11,800       11,800,000
---------------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Special Revenue
  VRD Series 1999 B RB
  (LOC-U.S. Bank N.A.)
  1.05%, 12/01/19(b)(c)                               --   VMIG-1        200          200,000
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Energy Northwest);
  Refunding VRD Series 2001 PA-846 RB (Acquired
  10/02/02; Cost $3,800,000)
  1.08%, 01/01/10(c)(d)(e)                           A-1       --      3,800        3,800,000
---------------------------------------------------------------------------------------------
Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); Special Revenue VRD
  Series 1997 RB
  (LOC-Bank of America NT & SA)
  1.10%, 01/01/27(b)(c)                             A-1+   VMIG-1     12,705       12,705,000
---------------------------------------------------------------------------------------------
Pierce (County of) School District No. 010 (City
  of Tacoma); Unlimited Tax Series 2001 GO
  4.00%, 06/01/04                                     AA      Aa1      1,000        1,005,044
---------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); Low Income Housing Assistance
  VRD Series 1994 B RB
  (LOC-U.S. Bank of Washington)
  1.07%, 05/01/19(b)(c)                             A-1+       --      2,440        2,440,000
---------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Refunding VRD Series
  1995 RB (LOC-U.S. Bank N.A.)
  1.03%, 12/01/15(b)(c)                             A-1+       --      1,760        1,760,000
---------------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development Corp.
  (Sysco Food Services Project); Refunding VRD
  Series 1994 RB
  1.06%, 11/01/25(c)                                A-1+   VMIG-1      8,000        8,000,000
---------------------------------------------------------------------------------------------
Snohomish (County of) Housing Authority (Ebey
  Arms Centerhouse Project); Refunding Housing
  VRD Series 2003 RB
  (LOC-Bank of America N.A.)
  1.10%, 12/01/34(b)(c)(g)                            --       --      6,245        6,245,000
---------------------------------------------------------------------------------------------
Tacoma (City of); Series 2B Commercial Paper
  Notes (LOC-Bank of America N.A.)
  0.95%, 04/08/04(b)                                A-1+      P-1     15,000       15,000,000
---------------------------------------------------------------------------------------------
Vancouver (City of) Housing Authority (Village
  Park Apartments Project); Housing VRD Series
  2000 RB
  (LOC-U.S. Bank N.A.)
  1.05%, 11/02/05(b)(c)                             A-1+       --      1,430        1,430,000
---------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Puget Sound Regional
  Transit Authority); Sales Tax & Motor VRD
  Series 2001 A46 RB
  (Acquired 11/12/03; Cost $6,275,000)
  1.30%, 11/10/04(d)(e)(i)(n)                         --   VMIG-1      6,275        6,275,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Wachovia MERLOTs (County of Snohomish); Limited
  Tax VRD Series 2003 B33 GO (Acquired 03/01/04;
  Cost $4,545,000)
  1.10%, 12/01/27(c)(d)(e)                            --   VMIG-1    $ 4,545   $    4,545,000
---------------------------------------------------------------------------------------------
Washington (State of) Economic Development
  Finance Authority (Seadrunar Recycling LLC
  Project); Economic Development VRD Series 2000
  E RB (LOC-U.S. Bank N.A.)
  1.08%, 08/01/25(b)(c)                             A-1+       --      2,715        2,715,000
---------------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority (Empire Health Services); VRD Series
  2003 RB (LOC-U.S. Bank N.A.)
  1.02%, 11/01/23(b)(c)                             A-1+       --      2,335        2,335,000
---------------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority (Providence Services); VRD Series
  2002 A RB (LOC-U.S. Bank N.A.)
  1.12%, 12/01/30(b)(k)                             A-1+       --     11,200       11,200,000
---------------------------------------------------------------------------------------------
Washington (State of) Higher Education Facilities
  Authority (Cornish College Arts Project); VRD
  Series 2003 A RB
  (LOC-Bank of America N.A.)
  1.10%, 12/01/33(b)(c)                               --   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (Emerald Heights Project); Refunding Nonprofit
  Housing VRD Series 2003 RB (LOC-Bank of America
  N.A.)
  1.08%, 07/01/33(b)(g)(k)                            --       --      6,500        6,500,000
---------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (Judson Park Project); Refunding Nonprofit
  Housing VRD Series 2004 A RB
  (LOC-U.S. Bank N.A.)
  1.02%, 01/01/29(b)(c)(g)                            --       --     10,210       10,210,000
---------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (Nikkei Concerns Project); Nonprofit Housing
  VRD Series 1994 RB
  (LOC-U.S. Bank N.A.)
  1.08%, 10/01/19(b)(c)                             A-1+       --      2,235        2,235,000
---------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (Tacoma Art Museum Project); Nonprofit VRD
  Series 2002 RB
  (LOC-Northern Trust Co.)
  1.17%, 06/01/32(b)(k)                               --   VMIG-1      1,225        1,225,000
---------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (University Preparatory Academy Project);
  Nonprofit VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.10%, 07/01/30(b)(c)                               --   VMIG-1      1,250        1,250,000
---------------------------------------------------------------------------------------------
Washington (State of); Refunding Unlimited Tax
  Series 2001 R-A GO
  5.25%, 09/01/04(f)                                 AAA      Aaa      1,000        1,017,163
=============================================================================================
                                                                                  195,294,081
=============================================================================================

WEST VIRGINIA-1.11%

Monongalia (County of) Building Community
  Hospital (Monongalia General Hospital);
  Refunding VRD Series 2002 A RB
  (LOC-Bank One of West Virginia)
  1.05%, 07/01/17(b)(c)                              A-1   VMIG-1        745          745,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
WEST VIRGINIA-(CONTINUED)

West Virginia (State of) Hospital Finance
  Authority (Cabell Huntington); Refunding VRD
  Series 2002 A-1 RB
  (LOC-Bank One of West Virginia)
  1.06%, 06/01/13(b)(c)                               --   VMIG-1    $10,270   $   10,270,000
---------------------------------------------------------------------------------------------
West Virginia (State of) Hospital Finance
  Authority (Camden Clark Hospital); Refunding
  VRD Series 2003 A RB (LOC-U.S. Bank N.A.)
  1.07%, 02/01/10(b)(c)                               --   VMIG-1      5,580        5,580,000
---------------------------------------------------------------------------------------------
West Virginia (State of) Hospital Finance
  Authority (Pallottine Health); Refunding VRD
  Series 2003 A-1 RB (LOC-Bank One N.A.)
  1.02%, 10/01/33(b)(c)                               --   VMIG-1     19,000       19,000,000
=============================================================================================
                                                                                   35,595,000
=============================================================================================

WISCONSIN-2.72%

Byron (City of) (Ocean Spray Inc. Project);
  Refunding VRD Series 1998 IDR (LOC-Wachovia
  Bank of North Carolina) (Acquired 11/06/03;
  Cost $3,500,000)
  1.01%, 12/01/20(b)(c)(d)                            --      Aa2      3,500        3,500,000
---------------------------------------------------------------------------------------------
Kimberly (City of) (Fox Cities YMCA Project); VRD
  Series 2002 RB
  (LOC-M&I Marshall & Ilsley)
  1.10%, 04/01/32(b)(c)                               --   VMIG-1      2,540        2,540,000
---------------------------------------------------------------------------------------------
Waukesha (County of); Unlimited Tax Promissory
  Notes Series 2004 GO
  2.00%, 04/01/05                                     --      Aaa      1,500        1,513,950
---------------------------------------------------------------------------------------------
Wind Point (City of) (Johnson Foundation
  Project); VRD Series 2000 RB (LOC-Harris Trust
  & Savings Bank)
  1.07%, 09/01/35(b)(c)                             A-1+       --      4,700        4,700,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish Project);
  VRD Series 2003 RB (LOC-Bank One N.A.)
  1.06%, 07/01/28(b)(c)                               --   VMIG-1      2,150        2,150,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health System); VRD
  Series 2003 C RB
  (LOC-M&I Marshall & Ilsley)
  1.05%, 08/15/23(b)(c)                               --   VMIG-1      7,600        7,600,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health); Pooled
  Loan VRD Series 2003 I RB
  (LOC-M&I Marshall & Ilsley)
  1.06%, 06/01/23(b)(c)                               --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Sinai Samaritan Medical
  Center); VRD Series 1994 A RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.05%, 09/01/19(b)(c)                              A-1       --      5,938        5,938,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Johns Home); Pooled
  Loan VRD Series 2003 J RB
  (LOC-M&I Marshall & Ilsley)
  1.06%, 07/01/23(b)(c)                               --   VMIG-1      4,250        4,250,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (St. Lukes Medical
  Center); VRD Series 1987 RB
  (LOC-Kredietbank N.V.) (Acquired 11/25/03; Cost
  $30,000,000)
  1.05%, 12/01/17(b)(c)(d)                           A-1       --    $30,000   $   30,000,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash Flow
  Management Program; Series 2003 B-1 COP
  2.00%, 11/01/04                                     --    MIG-1      5,565        5,592,307
---------------------------------------------------------------------------------------------
Wisconsin (State of); Clean Water Series 1993-2
  RB
  4.70%, 06/01/04                                    AA+      Aa2      3,500        3,520,894
---------------------------------------------------------------------------------------------
Wisconsin (State of); Transportation Series 2002
  A RB
  3.00%, 07/01/04(f)                                 AAA      Aaa      5,750        5,778,157
=============================================================================================
                                                                                   87,083,308
=============================================================================================
TOTAL INVESTMENTS-100.19% (Cost
  $3,202,019,641)(p)                                                            3,202,019,641
=============================================================================================
OTHER ASSETS LESS LIABILITIES-(0.19%)                                              (6,082,827)
=============================================================================================
NET ASSETS-100.00%                                                             $3,195,936,814
_____________________________________________________________________________________________
=============================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificate of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Optional Tender
NRR      - Not Re-Rated
P-Floats - Puttable Floating Option Tax-Exempt Receipts
PUTTERS  - Puttable Tax Exempt Receipts
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (g) and (m) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury Obligation held by a bank custodian; this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Auditors.
(b) Principal and interest payments are guaranteed by the letter of credit agreement.
(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on 03/31/04.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 03/31/04 was $699,770,000, which represented 21.90% of the Fund's net assets. Unless otherwise indicated, this security is not considered to be illiquid.
(e) Synthetic municipal instrument; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., MBIA Insurance Corp. or XL Capital Assurance Inc.
(g) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(h) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on 03/31/04.
(i) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(j) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined monthly. Rate shown is the rate in effect on 03/31/04.
(k) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined daily. Rate shown is the rate in effect on 03/31/04.
(l) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined annually. Rate shown is the rate in effect on 03/31/04.
(m) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Trustees and followed by the investment advisor.
(n) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 03/31/04 was $63,310,000 which represented 1.98% of the Fund's net assets.
(o) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(p) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2004

ASSETS:

Investments, at market value (cost $3,202,019,641)                        $3,202,019,641
---------------------------------------------------------------------------------------
Cash                                                                          1,386,158
---------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                            2,655,250
---------------------------------------------------------------------------------------
  Interest                                                                    7,736,379
---------------------------------------------------------------------------------------
  Amount due from advisor                                                        39,311
---------------------------------------------------------------------------------------
Investment for deferred compensation and retirement plans                       133,075
---------------------------------------------------------------------------------------
Other assets                                                                    107,519
=======================================================================================
    Total assets                                                          3,214,077,333
_______________________________________________________________________________________
=======================================================================================

LIABILITIES:

Payables for:
  Investments purchased                                                      15,689,202
---------------------------------------------------------------------------------------
  Dividends                                                                   1,950,617
---------------------------------------------------------------------------------------
  Deferred compensation and retirement plans                                    202,501
---------------------------------------------------------------------------------------
Accrued distribution fees                                                       131,205
---------------------------------------------------------------------------------------
Accrued transfer agent fees                                                      94,662
---------------------------------------------------------------------------------------
Accrued operating expenses                                                       72,332
=======================================================================================
    Total liabilities                                                        18,140,519
=======================================================================================
Net assets applicable to shares outstanding                               $3,195,936,814
_______________________________________________________________________________________
=======================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                           $3,195,937,746
---------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment securities                (932)
=======================================================================================
                                                                          $3,195,936,814
_______________________________________________________________________________________
=======================================================================================


NET ASSETS:

Institutional Class                                                       $1,953,768,936
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                  $ 150,399,126
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                                 $  10,393,628
_______________________________________________________________________________________
=======================================================================================
Cash Management Class                                                     $ 768,140,990
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                             $  14,029,600
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                            $ 299,204,534
_______________________________________________________________________________________
=======================================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF
  SHARES AUTHORIZED:

Institutional Class                                                       1,953,715,247
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                    150,385,407
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                                    10,390,617
_______________________________________________________________________________________
=======================================================================================
Cash Management Class                                                       768,132,195
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                                14,027,577
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                              299,203,210
_______________________________________________________________________________________
=======================================================================================
Net asset value and offering price per share for each class               $        1.00
_______________________________________________________________________________________
=======================================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended March 31, 2004

INVESTMENT INCOME:

Interest                                                      $30,872,790
=========================================================================

EXPENSES:

Advisory fees                                                   6,126,543
-------------------------------------------------------------------------
Administrative services fees                                      581,975
-------------------------------------------------------------------------
Custodian fees                                                    189,391
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,057,444
-------------------------------------------------------------------------
  Personal Investment Class                                        94,654
-------------------------------------------------------------------------
  Cash Management Class                                           665,410
-------------------------------------------------------------------------
  Reserve Class                                                   112,954
-------------------------------------------------------------------------
  Resource Class                                                  589,637
-------------------------------------------------------------------------
Transfer agent fees                                               529,387
-------------------------------------------------------------------------
Trustees' fees                                                     53,746
-------------------------------------------------------------------------
Other                                                             460,157
=========================================================================
    Total expenses                                             10,461,298
=========================================================================
Less: Fees waived                                              (2,279,393)
=========================================================================
    Net expenses                                                8,181,905
=========================================================================
Net investment income                                          22,690,885
=========================================================================
Net realized gain from investment securities                       40,841
=========================================================================
Net increase in net assets resulting from operations          $22,731,726
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   22,690,885    $   26,106,952
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 40,841           (25,175)
==============================================================================================
    Net increase in net assets resulting from operations          22,731,726        26,081,777
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (14,405,472)      (17,031,877)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (1,230,193)       (1,818,359)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (37,490)          (93,454)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           (5,040,826)       (4,920,342)
----------------------------------------------------------------------------------------------
  Reserve Class                                                       (8,425)          (64,630)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (1,968,479)       (2,178,290)
==============================================================================================
    Decrease in net assets resulting from distributions          (22,690,885)      (26,106,952)
==============================================================================================
Share transactions-net:
  Institutional Class                                            632,519,818        82,192,016
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (77,436,378)       48,742,626
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (6,598,054)       11,894,107
----------------------------------------------------------------------------------------------
  Cash Management Class                                          150,447,508       297,170,515
----------------------------------------------------------------------------------------------
  Reserve Class                                                    1,376,091        (5,545,385)
----------------------------------------------------------------------------------------------
  Resource Class                                                  39,025,099       122,868,778
==============================================================================================
    Net increase in net assets resulting from share
      transactions                                               739,334,084       557,322,657
==============================================================================================
    Net increase in net assets                                   739,374,925       557,297,482
==============================================================================================

NET ASSETS:

  Beginning of year                                            2,456,561,889     1,899,264,407
==============================================================================================
  End of year (including undistributed net investment income
    of $0 and $0 for 2004 and 2003, respectively)             $3,195,936,814    $2,456,561,889
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. On November 4, 2003, the Fund was reorganized from a separate series of Tax-Free Investments Co. to a new series portfolio of the Trust.

    Under the Trust's organizational documents, the Fund's officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code of 1986, as amended.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. The Fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.22%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 0.22% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees;
(iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement; (vi) Rule 12b-l fees; (vii) trustees' fees; and (viii) federal registration fees. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through March 31, 2005. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year ended March 31, 2004, AIM waived fees of $1,447,004.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended March 31, 2004, AIM was paid $581,975 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2004, AISI retained $432,332 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of the such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended March 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $528,722, $69,413, $532,328, $85,537 and $471,710, respectively, after FMC waived plan fees of $528,722, $25,241, $133,082, $27,417 and $117,927, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended March 31, 2004, the Fund paid legal fees of $10,305 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended March 31, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended March 31, 2004 and 2003 was as follows:

                                                                 2004           2003
----------------------------------------------------------------------------------------
Distributions paid from ordinary income -- tax exempt         $22,690,885    $26,106,952
________________________________________________________________________________________
========================================================================================

TAX COMPONENTS OF NET ASSETS:

As of March 31, 2004, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                   $      154,544
------------------------------------------------------------------------------
Temporary book/tax differences                                        (154,543)
------------------------------------------------------------------------------
Capital loss carryforward                                                 (933)
------------------------------------------------------------------------------
Shares of beneficial interest                                    3,195,937,746
==============================================================================
    Total net assets                                            $3,195,936,814
______________________________________________________________________________
==============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund utilized $30,487 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD
----------------------------------------------------------------------------
March 31, 2011                                                      $933
============================================================================
The ability to use capital loss carryforwards may be limited under the
Internal Revenue Code and related regulations.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                      CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------
                                                          {YEAR ENDED MARCH 31,
                                 ------------------------------------------------------------------------
                                                2004                                  2003
                                 -----------------------------------    ---------------------------------
                                     SHARES              AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             13,446,683,719    $ 13,446,683,719     9,993,613,813    $ 9,993,613,813
---------------------------------------------------------------------------------------------------------
  Private Investment Class           489,285,624         489,285,624       366,327,891        366,327,891
---------------------------------------------------------------------------------------------------------
  Personal Investment Class           26,756,133          26,756,133        49,022,061         49,022,061
---------------------------------------------------------------------------------------------------------
  Cash Management Class            5,641,820,633       5,641,820,633     3,773,086,548      3,773,086,548
---------------------------------------------------------------------------------------------------------
  Reserve Class                      156,764,612         156,764,612       179,359,417        179,359,417
---------------------------------------------------------------------------------------------------------
  Resource Class                   1,508,376,051       1,508,376,051       962,309,593        962,309,593
=========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                  7,301,226           7,301,226         4,749,313          4,749,313
---------------------------------------------------------------------------------------------------------
  Private Investment Class               737,747             737,747         1,254,023          1,254,023
---------------------------------------------------------------------------------------------------------
  Personal Investment Class                4,054               4,054            14,703             14,703
---------------------------------------------------------------------------------------------------------
  Cash Management Class                4,115,815           4,115,815         4,134,190          4,134,190
---------------------------------------------------------------------------------------------------------
  Reserve Class                            8,921               8,921            71,043             71,043
---------------------------------------------------------------------------------------------------------
  Resource Class                       1,860,224           1,860,224         2,003,975          2,003,975
=========================================================================================================
Reacquired:
  Institutional Class            (12,821,465,127)    (12,821,465,127)   (9,916,171,110)    (9,916,171,110)
---------------------------------------------------------------------------------------------------------
  Private Investment Class          (567,459,749)       (567,459,749)     (318,839,288)      (318,839,288)
---------------------------------------------------------------------------------------------------------
  Personal Investment Class          (33,358,241)        (33,358,241)      (37,142,657)       (37,142,657)
---------------------------------------------------------------------------------------------------------
  Cash Management Class           (5,495,488,940)     (5,495,488,940)   (3,480,050,223)    (3,480,050,223)
---------------------------------------------------------------------------------------------------------
  Reserve Class                     (155,397,442)       (155,397,442)     (184,975,845)      (184,975,845)
---------------------------------------------------------------------------------------------------------
  Resource Class                  (1,471,211,176)     (1,471,211,176)     (841,444,790)      (841,444,790)
=========================================================================================================
                                     739,334,084    $    739,334,084       557,322,657    $   557,322,657
_________________________________________________________________________________________________________
=========================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                   PERSONAL INVESTMENT CLASS
                                                    --------------------------------------------------------
                                                                                            DECEMBER 4, 2000
                                                                                              (DATE SALES
                                                            YEAR ENDED MARCH 31,             COMMENCED) TO
                                                    ------------------------------------       MARCH 31,
                                                     2004           2003         2002             2001
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  1.00        $  1.00      $ 1.00           $ 1.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.003           0.01        0.02(a)          0.01
============================================================================================================
Less distributions from net investment income        (0.003)         (0.01)      (0.02)           (0.01)
============================================================================================================
Net asset value, end of period                      $  1.00        $  1.00      $ 1.00           $ 1.00
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                        0.28%          0.69%       1.66%            0.95%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $10,394        $16,991      $5,102           $  722
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                     0.77%(c)       0.76%       0.72%            0.70%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers                                  1.02%(c)       1.02%       1.03%            1.04%(d)
____________________________________________________________________________________________________________
============================================================================================================
Ratio of net investment income to average net
  assets                                               0.28%(c)       0.66%       1.51%            3.35%(d)
__________________________________________________________________________________________________________ )
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $12,620,565.
(d)  Annualized.

NOTE 8--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.


  Regulatory Actions and Inquiries Concerning IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.


  Regulatory Inquiries Concerning AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's

Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.

  Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  For the period ended March 31, 2004, the Fund has incurred no expenses in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

  Private Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain

Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

  Other Private Actions

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

  Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

  As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Tax-Free Cash Reserve Portfolio and the Board of Trustees of Tax-Free Investment Trust:

We have audited the accompanying statement of assets and liabilities of Tax-Free Cash Reserve Portfolio (a portfolio of Tax-Free Investments Trust), including the schedule of investments, as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended March 31, 2000 were audited by other auditors whose report dated May 1, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Cash Reserve Portfolio as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
May 17, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Tax-Free Cash Reserve Portfolio ("Fund"), an investment portfolio of Tax-Free Investments Trust (formerly Tax-Free Investments Company, Inc.), ("Company"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purposes:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

(2)* To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

                                                                     WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR      AUTHORITY
--------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  1,919,194,699     657,601
      Frank S. Bayley..............................  1,919,194,699     657,601
      James T. Bunch...............................  1,919,194,699     657,601
      Bruce L. Crockett............................  1,919,194,699     657,601
      Albert R. Dowden.............................  1,919,194,699     657,601
      Edward K. Dunn, Jr...........................  1,919,194,699     657,601
      Jack M. Fields...............................  1,919,194,699     657,601
      Carl Frischling..............................  1,919,194,699     657,601
      Robert H. Graham.............................  1,919,194,699     657,601
      Gerald J. Lewis..............................  1,919,194,699     657,601
      Prema Mathai-Davis...........................  1,919,194,699     657,601
      Lewis F. Pennock.............................  1,919,194,699     657,601
      Ruth H. Quigley..............................  1,919,194,699     657,601
      Louis S. Sklar...............................  1,919,194,699     657,601
      Larry Soll, Ph.D.............................  1,919,194,699     657,601
      Mark H. Williamson...........................  1,919,194,699     657,601

                                                                                      WITHHELD/
      MATTER                                           VOTES FOR     VOTES AGAINST   ABSTENTIONS
------------------------------------------------------------------------------------------------
(2)*  Approval of an Agreement and Plan of
      Reorganization which provides for the
      redomestication of Company as a Delaware
      statutory trust and, in connection therewith,
      the sale of all of Company's assets and the
      dissolution of Company as a Maryland
      corporation..................................  1,660,756,878     8,818,667     250,276,755**

 * Proposal required approval by a combined vote of all the portfolios of Tax-Free Investments Company, Inc.

** Includes Broker Non-Votes.

TRUSTEES AND OFFICERS

As of April 30, 2004

The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex, except for Messrs. Baker, Bunch, Lewis and Soll who oversee 111 portfolios in the AIM and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee, Chairman and                             (financial services holding company); Director and
  President                                         Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), and
                                                    Fund Management Company (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc. and
                                                    INVESCO Distributors, Inc.; Chief Executive
                                                    Officer, AMVESCAP PLC -- Managed Products;
                                                    Chairman and Chief Executive Officer of
                                                    NationsBanc Advisors, Inc.; and Chairman of
                                                    NationsBanc Investments, Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee                                           Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie             Badgley Funds, Inc.
  Trustee                                           Formerly: Partner, law firm of Baker & McKenzie      (registered investment
                                                                                                         company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1992             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee                                           (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                    Formerly: Director, President and Chief Executive    (Holdings), Ltd.
                                                    Officer, Volvo Group North America, Inc.; Senior     (insurance company)
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee                                           Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund
                                                                                                         (non-profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of April 30, 2004

The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex, except for Messrs. Baker, Bunch, Lewis and Soll who oversee 111 portfolios in the AIM and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND          TRUSTEE AND/      PRINCIPAL OCCUPATION(S)                                     OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST  OR OFFICER SINCE  DURING PAST 5 YEARS                                         HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937        1992              Partner, law firm of Kramer Levin Naftalis and Frankel      Cortland Trust, Inc.
  Trustee                                          LLP                                                         (registered
                                                                                                               investment company)
------------------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933        2003              Chairman, Lawsuit Resolution Services (California)          General Chemical
  Trustee                                          Formerly: Associate Justice of the California Court of      Group, Inc.
                                                   Appeals

------------------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950     1998              Formerly: Chief Executive Officer, YWCA of the USA          None
  Trustee

------------------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942       1992              Partner, law firm of Pennock & Cooper                       None
  Trustee

------------------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935        2001              Retired                                                     None
  Trustee

------------------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939         1992              Executive Vice President, Development and Operations,       None
  Trustee                                          Hines Interests Limited Partnership (real estate
                                                   development company)

------------------------------------------------------------------------------------------------------------------------------------
  Larry Soll, Ph.D. -- 1942      2003              Retired                                                     N/A
  Trustee

------------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS

------------------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956        2003              Director, Senior Vice President, Secretary and General      N/A
  Senior Vice President,                           Counsel, A I M Management Group Inc. (financial services
  Secretary and Chief Legal                        holding company) and A I M Advisors, Inc.; Vice President,
  Officer                                          A I M Capital Management, Inc., A I M Distributors, Inc.
                                                   and AIM Investment Services, Inc.; and Director, Vice
                                                   President and General Counsel, Fund Management Company
                                                   Formerly: Senior Vice President and General Counsel,
                                                   Liberty Financial Companies, Inc.; and Senior Vice
                                                   President and General Counsel, Liberty Funds Group, LLC

------------------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955         1992              Managing Director and Director of Money Market Research     N/A
  Vice President                                   and Special Projects, A I M Capital Management, Inc.;
                                                   and Vice President, A I M Advisors, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943        1992              Vice President and Chief Compliance Officer, A I M          N/A
  Vice President                                   Advisors, Inc. and A I M Capital Management, Inc.; and
                                                   Vice President, AIM Investment Services, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961      2004              Vice President and Fund Treasurer, A I M Advisors, Inc.     N/A
  Vice President and Treasurer
                                                   Formerly: Senior Vice President, AIM Investment Services,
                                                   Inc.; and Vice President, A I M Distributors, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960      1992              Director of Cash Management, Managing Director and Chief    N/A
  Vice President                                   Cash Management Officer, A I M Capital Management, Inc;
                                                   Director and President, Fund Management Company; and Vice
                                                   President, A I M Advisors, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940        2002              Director and Executive Vice President, A I M Management     N/A
  Vice President                                   Group, Inc., Director and Senior Vice President, A I M
                                                   Advisors, Inc., and Director, Chairman, President, Director
                                                   of Investments, Chief Executive Officer and Chief
                                                   Investment Officer, A I M Capital Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Ernst & Young LLP
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               5 Houston Center
Houston, TX 77046-1173          Suite 100                       Suite 100                       1401 McKinley, Suite 1200
                                Houston, TX 77046-1173          Houston, TX 77046-1173          Houston, TX 77010-4035

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   100 Church Street
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          New York, NY 10286-0001
Philadelphia, PA 19103-7599     New York, NY 10022-3852

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
We are required by Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2004.

AIM Tax-Free Cash Reserve Fund paid ordinary dividends in the amount of $.0083 during its tax year ended March 31, 2004. Of this amount, 100% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the Statement of Tax-Exempt Income.

                        TAX-FREE INVESTMENTS TRUST (TFIT)

                         TAX-FREE CASH RESERVE PORTFOLIO

                            PRIVATE INVESTMENT CLASS

                                  ANNUAL REPORT

                                 MARCH 31, 2004

This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.

                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

TFIT-AR-2

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           This is the report on the Private Investment Class of
ROBERT H.           Tax-Free Investments Trust (TFIT) Tax-Free Cash Reserve
GRAHAM]             Portfolio for the fiscal year ended March 31, 2004.

                        The U.S. economy and stock market were healthy for most
                    of the fiscal year. Growth of gross domestic product (GDP) was positive each quarter of the fiscal year, with the initial estimate of GDP growth for the first quarter of 2004 coming in at an annualized rate of 4.2%. Though the S&P 500--Registered Trademark-- Index, a barometer of the broad domestic stock market, faltered during March 2004, it produced a return of 35.10% for the full fiscal year.

                        The influential federal funds target rate stood at 1.25%
                    as the fiscal year opened. In June, the U.S. Federal Reserve (the Fed) lowered that rate to 1.00%, its lowest level since 1958 and the level where it stayed through the close of the fiscal year. On lowering the rate in June, the Fed said it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. In mid-March, shortly before the fiscal year ended, when the Fed left rates at that level, it noted its belief that its accommodative stance on monetary policy was helping support economic activity. Observing that inflation remained in check and that resource use was slack, the Fed said it thought it could be patient about changing its accommodative policy.

YOUR FUND

Historically low interest rates have kept yields on bank savings accounts and money market funds, including the TFIT Tax-Free Cash Reserve Portfolio, quite low. As of March 31, 2004, the Private Investment Class maintained its competitive position, as shown in the table. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. The weighted average maturity (WAM) of the portfolio was kept in a range of 30 to 55 days during the fiscal year. As the fiscal year closed, the WAM stood at 33 days. The short WAM enables the portfolio to respond quickly to changes in the interest rate environment. Net assets of the Private Investment Class of the portfolio stood at $150.4 million at the close of the reporting period.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors, including an analysis of a portfolio's overall credit quality, market price exposure and management.

================================================================================

YIELDS AS OF 3/31/04

                                                Monthly   Seven-Day
                                                 Yield    SEC Yield

Tax-Free Cash Reserve Portfolio                  0.53%      0.58%
Private Investment Class

iMoneyNet All Tax-Free
Money Fund Averages--Registered Trademark--      0.43%      0.46%

iMoneyNet Tax-Free
Money Fund Averages--Registered Trademark--      0.61%      0.63%
Institutions Only

iMoneyNet Tax-Free
Money Fund Averages--Registered Trademark--      0.36%      0.39%
Stockbroker/General Purpose

The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet All Tax-Free Money Fund Averages category consists of funds that invest in short-term municipal securities, which are exempt from federal taxation. The iMoneyNet Tax-Free Money Fund Averages Institutions Only category consists of funds that invest in tax-exempt obligations, including those of state and municipal authorities. The iMoneyNet Tax- Free Money Fund Averages Stockbroker/General Purpose category consists of funds that invest in obligations of tax-exempt entities, including state and municipal authorities. The funds comprising these categories are open to individual investors; however, an investor cannot invest directly into one of these categories.

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

================================================================================

[AIM INVESTMENTS LOGO APPEARS HERE]
          --Servicemark--

                                                                     (continued)

     The Tax-Free Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. The portfolio invests solely in "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended.

IN CLOSING

We hope you find this report informative. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman
March 31, 2004


The fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SCHEDULE OF INVESTMENTS

March 31, 2004

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-100.19%

ALABAMA-2.67%

Birmingham (City of) Medical Clinic Board
  (University of Alabama Health Services
  Foundation); VRD Series 1991 RB
  (LOC-AmSouth Bank)
  1.05%, 12/01/26(b)(c)                             A-1+   VMIG-1    $25,000   $   25,000,000
---------------------------------------------------------------------------------------------
Birmingham (City of) Public Parks and Recreation
  Board (Children's Zoo Project); VRD Series 2002
  RB
  (LOC-AmSouth Bank)
  1.17%, 05/01/07(b)(c)                               --   VMIG-1      5,025        5,025,000
---------------------------------------------------------------------------------------------
Birmingham (City of) Public Parks and Recreation
  Board (YMCA of Birmingham); VRD Series 1996 RB
  (LOC-AmSouth Bank of Alabama)
  1.17%, 06/01/16(b)(c)                               --   VMIG-1      2,060        2,060,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board);
  VRD Series 2002-6009 Class A COP (Acquired
  11/05/02; Cost $4,100,000)
  1.08%, 01/01/43(c)(d)(e)                          A-1+       --      4,100        4,100,000
---------------------------------------------------------------------------------------------
  VRD Series 2003-0007 Class A COP (Acquired
  04/16/03; Cost $4,870,000)
  1.08%, 01/01/43(c)(d)(e)                          A-1+       --      4,870        4,870,000
---------------------------------------------------------------------------------------------
Homewood (City of) Medical Clinic Board
  (Lakeshore Foundation Project); Lease Revenue
  VRD Series 2000 RB
  (LOC-AmSouth Bank)
  1.17%, 11/01/24(b)(c)                              A-1       --      6,046        6,046,000
---------------------------------------------------------------------------------------------
Jefferson (County of); Refunding Unlimited Tax
  Series 2002 A GO Wts.
  4.00%, 04/01/04                                     AA      Aa3      1,000        1,000,000
---------------------------------------------------------------------------------------------
Jefferson (County of); Refunding
  VRD Series C-6 RB Wts.
  1.02%, 02/01/40(c)(f)                              A-1   VMIG-1     15,000       15,000,000
---------------------------------------------------------------------------------------------
Mobile (City of) Port City Medical Clinic Board
  (Infirmary Health); VRD Series 1998 B RB
  1.04%, 02/01/25(c)(f)                              A-1   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
Oxford (City of); Unlimited Tax VRD Series 2003
  GO
  Wts. (LOC-Branch Banking & Trust)
  1.05%, 07/01/15(b)(c)                               --   VMIG-1      5,180        5,180,000
---------------------------------------------------------------------------------------------
Ridge (City of) Improvement District; Special
  Assessment
  VRD Series 2000 RB (LOC-AmSouth Bank)
  1.05%, 10/01/25(b)(c)                               --   VMIG-1     12,000       12,000,000
=============================================================================================
                                                                                   85,281,000
=============================================================================================

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------

ALASKA-0.10%

Alaska (State of) Industrial Development & Export
  Authority (Safeway Inc. Projects); Refunding
  VRD Series 1991 IDR
  (LOC-Deutsche Bank A.G.)
  1.20%, 06/01/04(b)(c)                              A-1       --    $ 1,895   $    1,895,000
---------------------------------------------------------------------------------------------
Alaska (State of) Industrial Development
  Authority (Alaska Hotel Properties Inc.
  Project); VRD Series 1986 IDR (LOC-National
  Westminster Bank PLC) (Acquired 12/27/02; Cost
  $1,200,000)
  1.10%, 06/01/06(b)(c)(d)                            --      Aa1      1,200        1,200,000
=============================================================================================
                                                                                    3,095,000
=============================================================================================

ARIZONA-0.51%

Arizona (State of) Health Facilities Authority
  (Pooled Loan Program);
  VRD Series 1985 RB
  1.07%, 10/01/15(c)(f)                              A-1   VMIG-1      2,100        2,100,000
---------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments Project);
  Refunding Multi-Family Housing
  VRD Series 2001 A IDR (CEP-Federal National
  Mortgage Association)
  1.06%, 06/15/31(c)                                  --   VMIG-1      2,010        2,010,000
---------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments); Refunding
  Multi-Family Housing VRD Series 2001 A
  IDR (CEP-Federal National Mortgage Association)
  1.06%, 06/15/31(c)                                  --   VMIG-1      1,550        1,550,000
---------------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvement Corp.; Series
  2003 P Commercial Paper Notes (LOC-Bank of
  America N.A.)
  0.98%, 06/16/04(b)                                A-1+      P-1      2,500        2,500,000
---------------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Refunding VRD Series 1994 IDR
  (CEP-Federal Home Loan Bank)
  1.08%, 10/01/25(c)                                A-1+       --      6,020        6,020,000
---------------------------------------------------------------------------------------------
Pima (County of) Industrial Development Authority
  (Tucson Electric Power Co.-Irvington Road
  Project); VRD Series 1982 IDR
  (LOC-Credit Suisse First Boston)
  1.05%, 10/01/22(b)(c)                              A-1   VMIG-1      2,000        2,000,000
=============================================================================================
                                                                                   16,180,000
=============================================================================================

ARKANSAS-0.10%

Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas Radiation
  Therapy Inc. Project); Educational Facilities
  VRD Series 2001 RB (LOC-Bank of America N.A.)
  1.10%, 07/01/08(b)(c)(g)                            --       --      3,065        3,065,000
=============================================================================================

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------

CALIFORNIA-0.05%

San Diego (County of) (Friends of Chabad
  Lubavitch); VRD Series 2003 (LOC-Comerica Bank
  of California)
  1.10%, 01/01/23(b)(c)(g)                            --       --    $ 1,500   $    1,500,000
=============================================================================================

COLORADO-1.81%

Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Art Museum
  Project); VRD Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 01/01/33(b)(c)                             A-1+       --      1,200        1,200,000
---------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Naropa University
  Project); VRD Series 1999 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 11/01/24(b)(c)                             A-1+       --        930          930,000
---------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority
  (National Cable Television Center & Museum
  Project);
  VRD Series 1999 RB (LOC-Wells Fargo Bank N.A.)
  1.02%, 10/01/06(b)(c)                             A-1+       --      2,310        2,310,000
---------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Regis Jesuit High School
  Project); VRD Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 12/01/33(b)(c)                             A-1+       --      3,900        3,900,000
---------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (YMCA of Metro Denver
  Project); Refunding VRD Series 2002 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 07/01/18(b)(c)                             A-1+       --      1,000        1,000,000
---------------------------------------------------------------------------------------------
Colorado (State of) Educational Loan Program;
  Series 2003 TRAN
  2.00%, 08/09/04                                  SP-1+    MIG-1     20,000       20,055,465
---------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities Authority
  (Christian Living Project); Refunding VRD
  Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.07%, 01/01/31(b)(c)                             A-1+       --      3,400        3,400,000
---------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities Authority
  (Craig Hospital Project); Refunding VRD Series
  2003 RB (LOC-Wells Fargo Bank N.A.)
  1.02%, 12/01/20(b)(c)                             A-1+       --      5,505        5,505,000
---------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities Authority
  (Golden West Manor Inc. Project); VRD Series
  2002 A RB (LOC-U.S. Bank N.A.)
  1.07%, 07/01/32(b)(c)                             A-1+       --      4,210        4,210,000
---------------------------------------------------------------------------------------------
Colorado Springs (City of) (Pikes Peak Mental
  Health);
  VRD Series 2003 RB (LOC-Wells Fargo Bank N.A.)
  1.02%, 03/15/23(b)(c)                             A-1+       --      2,600        2,600,000
---------------------------------------------------------------------------------------------
Denver (City & County of) (Kentucky Circle
  Village Project);
  VRD Series 2000 RB (LOC-U.S. Bank N.A.)
  1.08%, 10/01/29(b)(c)                             A-1+       --      1,820        1,820,000
---------------------------------------------------------------------------------------------
Idaho Springs (City of); (Safeway Inc. Project);
  Refunding Series 1993
  IDR (LOC-Deutsche Bank A.G.)
  1.20%, 06/01/04(b)(h)(i)                          A-1+       --      1,130        1,130,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Lafayette (City of) Exempla Improvement District
  (Special Improvement No. 2-01); Refunding
  Special Assessment VRD Series 2002 RB
  (LOC-Wells Fargo Bank NW N.A.)
  1.07%, 12/01/22(b)(c)                             A-1+       --    $ 1,000   $    1,000,000
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City & County of Denver
  Water);
  VRD Series 2003 PT-1872 RB (Acquired 05/29/03;
  Cost $7,840,000)
  1.07%, 12/01/22(c)(d)(e)(g)                         --       --      7,840        7,840,000
---------------------------------------------------------------------------------------------
Regional Transportation (District of); Refunding
  Sales Tax Series 2003 A RB
  3.00%, 11/01/04(f)                                 AAA      Aaa      1,000        1,011,132
=============================================================================================
                                                                                   57,911,597
=============================================================================================

CONNECTICUT-0.04%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Pollution
  Control VRD Series 1985 IDR
  (LOC-Citizens Bank)
  1.05%, 12/01/15(b)(j)                             A-1+       --      1,400        1,400,000
=============================================================================================

DELAWARE-0.26%

Delaware (State of) Economic Development
  Authority (Independent School Project); VRD
  Series 2003 RB
  (LOC-Citizens Bank of Pennsylvania)
  1.02%, 07/01/33(b)(c)                             A-1+       --      8,250        8,250,000
=============================================================================================

DISTRICT OF COLUMBIA-0.32%

District of Columbia (Abraham and Laura Lisner
  Home for Aged Women); VRD Series 1992 RB
  (LOC-Bank of America)
  1.05%, 07/01/22(b)(c)                               --   VMIG-1      3,432        3,432,000
---------------------------------------------------------------------------------------------
District of Columbia (Resources for the Future
  Inc.); VRD Series 1998 IDR (LOC-Wachovia Bank
  N.A.) (Acquired 09/26/03; Cost $2,015,000)
  1.10%, 08/01/29(b)(c)(d)                           A-1       --      2,015        2,015,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (District of Columbia Water &
  Sewer Authority); VRD Series 2003 A12 RB
  (Acquired 02/24/03; Cost $4,670,000)
  1.10%, 10/01/17(c)(d)(e)                            --   VMIG-1      4,670        4,670,000
=============================================================================================
                                                                                   10,117,000
=============================================================================================

FLORIDA-5.43%

ABN AMRO Munitops Ctfs. Trust (County of
  Escambia); Refunding Florida Non-AMT VRD Series
  2002-24 Ctfs. (Acquired 10/24/02; Cost
  $5,000,000)
  1.10%, 10/01/10(c)(d)(e)                            --   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Collier (County of) Health Facilities Authority
  (Cleveland Clinic Health); VRD Hospital Series
  2003 C-1 RB (LOC-JP Morgan Chase Bank)
  1.12%, 01/01/35(b)(k)                             A-1+   VMIG-1    $ 5,400   $    5,400,000
---------------------------------------------------------------------------------------------
  VRD Hospital Series 2003 C-2 RB (LOC-JP Morgan
  Chase Bank)
  1.00%, 05/20/04                                   A-1+   VMIG-1      3,500        3,500,000
---------------------------------------------------------------------------------------------
Collier (County of) Industrial Development
  Authority (Redlands Christian Migrant); VRD
  Series 2001 RB
  (LOC-Bank of America N.A.)
  1.10%, 12/01/26(b)(c)(g)                            --       --      2,900        2,900,000
---------------------------------------------------------------------------------------------
Duval (County of) Housing Finance Authority
  (Lighthouse Bay Apartments); Multi-Family
  Housing VRD Series 2002 RB (CEP-Federal Home
  Loan Mortgage Corp.)
  1.00%, 12/01/32(c)                                A-1+       --      2,250        2,250,000
---------------------------------------------------------------------------------------------
Florida (State of) Board of Education; Refunding
  Unlimited Tax Capital Outlay Series 1993 A GO
  5.00%, 06/01/04                                    AA+      Aa2      1,200        1,207,760
---------------------------------------------------------------------------------------------
Fort Lauderdale (City of) (Pinecrest Preparatory
  School Project);
  VRD Series 2002 RB
  1.05%, 06/01/32(c)(f)                               --      Aaa      7,675        7,675,000
---------------------------------------------------------------------------------------------
Highlands (County of) Health Facilities Authority
  (Adventist Health System Project);
  VRD Series 2000 A RB
  1.02%, 12/01/26(c)(f)                             A-1+   VMIG-1     33,000       33,000,000
---------------------------------------------------------------------------------------------
  VRD Series 1996 A RB
  1.02%, 10/01/26(c)(f)                              A-1   VMIG-1      6,000        6,000,000
---------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.) (Acquired 02/20/01;
  Cost $2,300,000)
  1.10%, 12/01/23(b)(c)(d)(g)                         --       --      2,300        2,300,000
---------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida Jacksonville
  Physicians, Inc.); VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.10%, 06/01/22(b)(c)                               --   VMIG-1     12,555       12,555,000
---------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority; Series 2001 A Commercial Paper Notes
  (LOC-Bank of America N.A.)
  0.90%, 04/01/04(b)                                  --   VMIG-1     19,000       19,000,000
---------------------------------------------------------------------------------------------
Marion (County of) Hospital District (Munroe
  Regional Health System); Health System
  Improvement VRD Series 2000 RB
  (LOC-AmSouth Bank of Florida)
  1.07%, 10/01/30(b)(c)                               --   VMIG-1     13,575       13,575,000
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (State of Florida Mid-Bay
  Bridge Authority);
  VRD Series 2002 PT-1531 RB (Acquired 10/10/02;
  Cost $9,100,000)
  1.07%, 10/01/18(c)(d)(e)                          A-1+       --      9,100        9,100,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Miami-Dade (County of) Educational Facilities
  Authority (Carlos Albizu University Project);
  VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.10%, 12/01/25(b)(c)(g)                            --       --    $ 9,400   $    9,400,000
---------------------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority (Palmer Trinity Private School
  Project); VRD Series 1999 IDR
  (LOC-Bank of America N.A.)
  1.10%, 12/01/19(b)(c)(g)                            --       --      2,600        2,600,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (State of Florida Department of
  Environmental Protection); Floating Rate Trust
  Ctfs. VRD Series 2002-722 RB (Acquired
  11/13/02; Cost $9,925,000)
  1.07%, 07/01/22(c)(d)(e)                           A-1       --      9,925        9,925,000
---------------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); VRD Series
  1999 RB (LOC-Bank of America N.A.)
  1.10%, 08/01/19(b)(c)(g)                            --       --      1,550        1,550,000
---------------------------------------------------------------------------------------------
Orange (County of) Health Facilities Authority
  (Presbyterian Retirement Communities Project);
  VRD Series 1998 RB
  (LOC-Bank of America N.A.) (Acquired
  01/29/02-12/18/03; Cost $7,945,000)
  1.10%, 11/01/28(b)(c)(d)(g)                         --       --      7,945        7,945,000
---------------------------------------------------------------------------------------------
Palm Beach (County of) (Benjamin Private School
  Project);
  VRD Series 2003 RB (LOC-Bank of America N.A.)
  1.05%, 07/01/25(b)(c)(g)                            --       --      4,500        4,500,000
---------------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.10%, 12/01/31(b)(c)(g)                            --       --      2,800        2,800,000
---------------------------------------------------------------------------------------------
Palm Beach (County of) Health Facilities
  Authority (Jupiter Medical Center Inc.
  Project); VRD Series 1999 B RB
  (LOC-Bank of America N.A.) (Acquired 05/02/02;
  Cost $5,210,000)
  1.10%, 08/01/20(b)(c)(d)(g)                         --       --      5,210        5,210,000
---------------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community Treatment
  DACCO Project); VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.10%, 07/01/22(b)(c)(g)                            --       --      5,245        5,245,000
---------------------------------------------------------------------------------------------
University of North Florida Foundation, Inc.; VRD
  Series 1998 RB (LOC-Wachovia Bank N.A.)
  1.06%, 05/01/28(b)(c)                              A-1       --        900          900,000
=============================================================================================
                                                                                  173,537,760
=============================================================================================

GEORGIA-5.18%

Clayton (County of) Development Authority (Delta
  Airlines Project); Special Facilities VRD
  Series 2000 A RB
  (LOC-General Electric Capital Corp.)
  1.06%, 06/01/29(b)(c)                             A-1+   VMIG-1      4,000        4,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Cobb (County of) Housing Authority (Tamarron
  Apartments Project); Refunding Multi-Family
  Housing VRD Series 2003 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.05%, 03/01/24(c)                                A-1+       --    $ 6,870   $    6,870,000
---------------------------------------------------------------------------------------------
Cobb (County of) School District; Series 2004
  Notes
  1.75%, 12/31/04                                     --    MIG-1     20,000       20,115,923
---------------------------------------------------------------------------------------------
Dahlonega (City of) Downtown Development
  Authority (North Georgia Student Housing
  Project); Student Housing VRD Series 2001 A RB
  (LOC-Wachovia Bank N.A.)
  1.05%, 06/01/28(b)(c)                               --   VMIG-1      4,700        4,700,000
---------------------------------------------------------------------------------------------
DeKalb (County of) Development Authority (Atlanta
  Jewish Community Center); VRD Series 1999 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 09/01/24(b)(c)                              A-1       --      4,785        4,785,000
---------------------------------------------------------------------------------------------
DeKalb (County of) Housing Authority (Camden
  Brook Project); Refunding Multi-Family Housing
  VRD Series 1995 RB
  (CEP-Federal National Mortgage Association)
  1.02%, 06/15/25(c)                                A-1+       --     17,300       17,300,000
---------------------------------------------------------------------------------------------
DeKalb (County of) Housing Authority (Timber
  Trace Apartments Project); Refunding
  Multi-Family Housing VRD Series 2003 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.05%, 01/01/34(c)                                A-1+       --      6,475        6,475,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Georgia) VRD
  Series 2000-1001 Class C COP (Acquired
  07/26/00; Cost $20,000,000)
  1.08%, 07/01/15(c)(d)(e)                          A-1+       --     20,000       20,000,000
---------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Bridgeway Foundation for Education Project);
  Educational Facilities VRD Series 2000 RB
  (LOC-Wachovia Bank N.A.)
  1.06%, 06/01/15(b)(c)                              A-1       --      1,600        1,600,000
---------------------------------------------------------------------------------------------
Fulton (County of) Hospital Authority (Northside
  Hospital Inc.); VRD Series 2003 A RAN
  (LOC-Wachovia Bank N.A.)
  1.01%, 10/01/18(b)(c)                               --   VMIG-1     29,640       29,640,000
---------------------------------------------------------------------------------------------
Georgia (State of); Unlimited Tax Series 1999 D
  GO
  5.80%, 11/01/04                                    AAA      Aaa      1,400        1,437,699
---------------------------------------------------------------------------------------------
Gwinnett (County of) School District; Limited
  Construction Sales Tax Notes Series 2004 GO
  1.75%, 12/30/04                                     --    MIG-1     15,000       15,078,796
---------------------------------------------------------------------------------------------
Houston (County of) Hospital Authority; VRD
  Series 2002 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 10/01/14(b)(c)                              A-1       --     10,000       10,000,000
---------------------------------------------------------------------------------------------
Private Colleges & Universities Authority (Mercer
  University Project); VRD Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.12%, 10/01/32(b)(c)                               --   VMIG-1      7,390        7,390,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Roswell (City of) Housing Authority (Rosemont
  Apartments Project); Refunding Multi-Family
  Housing VRD Series 2003 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.05%, 01/01/34(c)                                A-1+       --    $10,555   $   10,555,000
---------------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority (Ridgeview
  Institute Inc. Project);
  VRD Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.06%, 11/01/27(b)(c)                               --   VMIG-1      2,210        2,210,000
---------------------------------------------------------------------------------------------
Whitfield (County of) Residential Care Facilities
  for the Elderly (Royal Oaks Senior Living
  Community); VRD Series 1992 RB
  (LOC-Wachovia Bank N.A.) (Acquired 11/14/03;
  Cost $3,315,000)
  1.05%, 11/01/25(b)(c)(d)                           A-1       --      3,315        3,315,000
=============================================================================================
                                                                                  165,472,418
=============================================================================================

HAWAII-0.40%

Eagle Tax Exempt Trust (State of Hawaii); VRD
  Series 2000-1101 COP (Acquired 01/11/01; Cost
  $6,000,000)
  1.08%, 12/01/16(c)(d)(e)                          A-1+       --      6,000        6,000,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (State of Hawaii); Unlimited
  Tax VRD Series 2003 A16 GO (Acquired 02/27/03;
  Cost $3,890,000)
  1.10%, 07/01/18(c)(d)(e)                            --   VMIG-1      3,890        3,890,000
---------------------------------------------------------------------------------------------
Hawaii (State of) Department of Budget and
  Finance (Kahala Nui Project); Special Purpose
  VRD Series 2003 D RB
  (LOC-LaSalle Bank N.A.)
  1.02%, 11/15/33(b)(c)(g)                            --       --      2,000        2,000,000
---------------------------------------------------------------------------------------------
Hawaii (State of); Refunding Unlimited Tax Series
  1997 CO GO
  6.00%, 03/01/05(f)                                 AAA      Aaa      1,000        1,045,170
=============================================================================================
                                                                                   12,935,170
=============================================================================================

IDAHO-0.74%

Canyon (County of) School District No. 131 Nampa;
  Unlimited Tax Series 2003 GO
  2.00%, 08/15/04                                    AAA      Aaa      1,010        1,013,423
---------------------------------------------------------------------------------------------
Idaho (State of) Health Facilities Authority
  (Pooled Financing Program); ACES Series 1985 RB
  (LOC-U.S. Bank of Idaho)
  1.03%, 10/01/10(b)(c)                               --   VMIG-1      3,925        3,925,000
---------------------------------------------------------------------------------------------
Idaho (State of); Limited TAN GO
  2.00%, 06/30/04                                  SP-1+    MIG-1     15,000       15,035,409
---------------------------------------------------------------------------------------------
Magic Valley Healthcare System Inc. (Magic Valley
  Regional Medical Center Project); VRD Series
  2001 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 12/01/21(b)(c)                               --      Aaa      3,640        3,640,000
=============================================================================================
                                                                                   23,613,832
=============================================================================================

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------

ILLINOIS-11.65%

ABN AMRO Munitops Ctfs. Trust (City of Chicago);
  Refunding Limited Tax Multi-State Non-AMT VRD
  Series 2001-34 Ctfs.
  (Acquired 11/15/01; Cost $10,000,000)
  1.12%, 07/01/07(c)(d)(e)                            --   VMIG-1    $10,000   $   10,000,000
---------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois Sales Tax); VRD Series
  1998-25 Class A RB (Acquired 08/26/99; Cost
  $10,000,000)
  1.09%, 03/15/07(c)(d)(e)                           A-1       --     10,000       10,000,000
---------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); VRD Series 2002-190 Class
  A RB (Acquired 05/06/02; Cost $10,130,000)
  1.09%, 06/05/14(c)(d)(e)                           A-1       --     10,130       10,130,000
---------------------------------------------------------------------------------------------
Chicago (City of) (Neighborhoods Alive 21);
  Unlimited Tax
  VRD Series 2002 B GO
  1.02%, 01/01/37(c)(f)                             A-1+   VMIG-1      2,300        2,300,000
---------------------------------------------------------------------------------------------
Chicago (City of); Limited Tender Series 2004
  Notes GO
  (LOC-State Street Bank & Trust Co.)
  1.05%, 01/27/06(b)(l)                            SP-1+    MIG-1      4,000        4,000,000
---------------------------------------------------------------------------------------------
Chicago (City of); Unlimited Tax VRD Series 2002
  B GO
  1.04%, 01/01/37(c)(f)                             A-1+   VMIG-1      8,400        8,400,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Public
  Building Commission); VRD Series 2003-0015
  Class A COP (Acquired 05/14/03; Cost
  $2,800,000)
  1.08%, 12/01/14(c)(d)(e)                          A-1+       --      2,800        2,800,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Water &
  Sewer); VRD Series 2001-1308 COP (Acquired
  12/12/01; Cost $8,655,000)
  1.08%, 11/01/26(c)(d)(e)                          A-1+       --      8,655        8,655,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago); VRD
  Series 2001-1305 COP
  (Acquired 04/02/01; Cost $4,950,000)
  1.17%, 01/01/35(c)(d)(e)                          A-1+       --      4,950        4,950,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (County of Cook Regional
  Transportation Authority); VRD Series 2000-1303
  COP (Acquired 03/26/01;
  Cost $19,000,000)
  1.08%, 07/01/23(c)(d)(e)                          A-1+       --     19,000       19,000,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  Unlimited Tax VRD Series 2003-0023 Class A COP
  (Acquired 06/12/03; Cost $3,775,000)
  1.08%, 06/01/15(c)(d)(e)                          A-1+       --      3,775        3,775,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois); VRD
  Series 2000-1304 COP (Acquired 06/27/00; Cost
  $7,340,000)
  1.08%, 06/01/21(c)(d)(e)                          A-1+       --      7,340        7,340,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust-Class A; VRD Series
  2002-1306 COP
  (Acquired 05/02/02; Cost $5,500,000)
  1.08%, 01/01/29(c)(d)(e)                          A-1+       --      5,500        5,500,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (Central Lake County Joint
  Action Water Agency); VRD Series 2003 B18 RB
  (Acquired 02/19/03; Cost $3,160,000)
  1.10%, 05/01/20(c)(d)(e)                            --   VMIG-1      3,160        3,160,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

First Union MERLOTs (City of Chicago Board of
  Education); Unlimited
  Tax VRD Series 2000 A4 GO (Acquired 11/12/03;
  Cost $4,845,000)
  1.30%, 11/10/04(d)(e)(h)(i)(n)                      --   VMIG-1    $ 4,845   $    4,845,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (City of Chicago Emergency
  Telephone System);
  Limited Tax VRD Series 2002 A44 GO
  (Acquired 08/02/02; Cost $7,865,000)
  1.10%, 01/01/20(c)(d)(e)                            --   VMIG-1      7,865        7,865,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (City of Chicago); Limited
  Tax VRD Series 2000
  A12 GO (Acquired 10/13/00; Cost $10,000,000)
  1.10%, 01/01/23(c)(d)(e)                            --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (Cook County); Unlimited Tax
  VRD Series 2003 B11 GO (Acquired 01/29/03; Cost
  $3,500,000)
  1.10%, 11/15/10(c)(d)(e)                            --   VMIG-1      3,500        3,500,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (Regional Transportation
  Authority of Illinois); Unlimited Tax VRD
  Series 2002 A41 GO
  (Acquired 07/25/02; Cost $17,870,000)
  1.10%, 06/01/17(c)(d)(e)                            --   VMIG-1     17,870       17,870,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (Regional Transportation
  Authority of Illinois); VRD Series 2001 A93
  (Acquired 10/10/01; Cost $3,675,000)
  1.10%, 07/01/27(c)(d)(e)                            --   VMIG-1      3,675        3,675,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (State of Illinois);
  Unlimited Tax VRD Series 2001 A124 GO (Acquired
  11/26/01; Cost $7,930,000)
  1.10%, 11/01/26(c)(d)(e)                           A-1       --      7,930        7,930,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (University of Illinois); VRD
  Series 2000 S GO
  (Acquired 03/20/00; Cost $7,400,000)
  1.10%, 04/01/30(c)(d)(e)                            --   VMIG-1      7,400        7,400,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (American College of Surgeons); VRD Series 1996
  RB (LOC-Northern Trust Co.)
  1.10%, 08/01/26(b)(c)                             A-1+       --      4,866        4,866,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (BAPS Inc. Project);
  VRD Series 2002 RB (LOC-Comerica Bank-Texas)
  1.10%, 06/01/17(b)(c)                              A-1       --      9,000        9,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (British Home for Retired Men & Women); VRD
  Series 2001 RB
  (LOC-LaSalle Bank N.A.)
  1.05%, 11/01/27(b)(c)                              A-1       --      9,120        9,120,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Chicago Shakespeare Project); VRD Series 1999
  RB (LOC-LaSalle Bank N.A.)
  (Acquired 09/24/03; Cost $4,100,000)
  1.05%, 01/01/19(b)(c)(d)                           A-1       --      4,100        4,100,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Embers Elementary School Project); Educational
  Facilities VRD Series 2002 RB
  (LOC-LaSalle Bank N.A.) (Acquired 11/04/03;
  Cost $2,315,000)
  1.06%, 04/01/32(b)(c)(d)                           A-1       --      2,315        2,315,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance Authority
  (Evanston Northwestern Healthcare); VRD Series
  2001 C RB
  1.02%, 05/01/31(c)                                 A-1   VMIG-1    $ 1,900   $    1,900,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Glenwood School for Boys); VRD Series 1998 RB
  (LOC-Harris Trust & Savings Bank)
  1.05%, 02/01/33(b)(c)                             A-1+       --      2,100        2,100,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Institute of Gas Technology Project); VRD
  Series 1999 IDR (LOC-Harris Trust & Savings
  Bank)
  1.07%, 09/01/24(b)(c)                             A-1+       --      2,200        2,200,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Jewish Charities Program); VRD Series 2003 A
  RN (LOC-Harris Trust & Savings Bank)
  1.05%, 06/30/04(b)(c)                             A-1+       --      6,240        6,240,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Jewish Charities Program); VRD Series 2003 B
  RN (LOC-Harris Trust & Savings Bank)
  1.05%, 06/30/04(b)(c)                             A-1+       --      5,470        5,470,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Lyric Opera Chicago Project); VRD Series 1994
  RB (LOC-Northern Trust Co., Harris Trust &
  Savings, Bank One N.A.)
  1.05%, 12/01/28(b)(c)                              A-1   VMIG-1     30,000       30,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Mount Carmel High School Project); VRD Series
  2003 RB (LOC-Bank One N.A.)
  1.10%, 07/01/33(b)(c)                               --   VMIG-1      2,800        2,800,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (North Shore Country Day School); VRD Series
  2003 RB (LOC-Northern Trust Co.)
  1.10%, 07/01/33(b)(c)                               --   VMIG-1      2,825        2,825,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Oak Park Residence Corp. Project); VRD Series
  2001 RB (LOC-LaSalle Bank N.A.)
  (Acquired 01/29/03; Cost $2,975,000)
  1.04%, 07/01/41(b)(c)(d)                           A-1       --      2,975        2,975,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (West Central, Illinois Educational Project);
  VRD Series 2002 RB
  (LOC-American National Bank & Trust)
  1.05%, 09/01/32(b)(c)                               --   VMIG-1      4,800        4,800,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (World Communications Inc.); VRD Series 2000 RB
  (LOC-LaSalle Bank N.A.)
  1.05%, 08/01/15(b)(c)                               --   VMIG-1      1,000        1,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); VRD Series 2002
  RB (LOC-Fifth Third Bank)
  1.10%, 03/01/32(b)(c)                               --   VMIG-1      3,300        3,300,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Cultural Pooled Financing); VRD
  Series 1998 RB
  (LOC-American National Bank & Trust)
  1.05%, 03/01/28(b)(c)                              A-1       --    $ 5,000   $    5,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Museum of Science & Industry); VRD
  Series 1992 RB
  (LOC-First National Bank)
  1.08%, 10/01/26(b)(c)                               --   VMIG-1      1,300        1,300,000
---------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (National Louis University); VRD
  Series 1999 B RB
  (LOC-American National Bank & Trust)
  1.05%, 06/01/29(b)(c)                              A-1       --      2,300        2,300,000
---------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Northwestern University Project);
  VRD Series 1985 RB
  1.05%, 12/01/25(c)                                  --   VMIG-1      1,000        1,000,000
---------------------------------------------------------------------------------------------
  1.05%, 12/15/25(c)                                  --   VMIG-1      1,800        1,800,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Bensenville Home Society); VRD Series 1989 A
  RB
  (LOC-American National Bank & Trust)
  1.06%, 02/15/19(b)(c)                              A-1       --      1,150        1,150,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Blessing Hospital); VRD Series 1999 B RB
  1.05%, 11/15/29(c)(f)                              A-1   VMIG-1      4,710        4,710,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Cradle Society Project);
  VRD Series 1998 RB (LOC-American National Bank
  & Trust)
  1.08%, 04/01/33(b)(c)                              A-1       --      1,600        1,600,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Decatur Memorial Hospital Project); VRD Series
  1996 A RB
  0.98%, 11/15/24(c)(f)                             A-1+   VMIG-1      1,050        1,050,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Franciscan Eldercare); Refunding VRD Series
  1996 C RB
  (LOC-LaSalle National Bank)
  1.05%, 05/15/26(b)(c)                              A-1       --      1,420        1,420,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Northwestern Memorial Hospital); VRD Series
  1995 RB
  1.10%, 08/15/25(k)                                A-1+   VMIG-1     14,300       14,300,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (OSF HealthCare System); VRD Series 2002 RB
  (LOC-Fifth Third Bank)
  1.12%, 11/15/27(k)                                A-1+   VMIG-1      1,600        1,600,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Peace Memorial Ministries); VRD Series 2003 B
  RB (LOC-LaSalle Bank N.A.)
  1.02%, 08/15/33(b)(c)                              A-1       --     10,000       10,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Resurrection Health); VRD Series 1999 B RB
  1.03%, 05/15/29(c)(f)                              A-1   VMIG-1      2,210        2,210,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities Authority
  (St. Lukes Medical Center); VRD Series 1998 B
  RB
  1.04%, 11/15/23(c)(f)                              A-1   VMIG-1    $ 1,000   $    1,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (University of Chicago Hospitals); VRD Series
  1998 RB
  1.12%, 08/01/26(f)(k)                              A-1   VMIG-1      2,400        2,400,000
---------------------------------------------------------------------------------------------
Illinois (State of) Toll Highway Authority;
  Refunding Toll Highway VRD Series 1998 B RB
  1.07%, 01/01/16(c)(f)                               --   VMIG-1     10,800       10,800,000
---------------------------------------------------------------------------------------------
  1.07%, 01/01/17(c)(f)                               --   VMIG-1      4,600        4,600,000
---------------------------------------------------------------------------------------------
Illinois (State of); Sales Tax First Series 2002
  RB
  5.00%, 06/15/04                                    AAA      Aa3      1,000        1,008,013
---------------------------------------------------------------------------------------------
Illinois (State of); Unlimited Tax Series 2003 GO
  Notes
  2.00%, 04/15/04                                  SP-1+    MIG-1      5,000        5,001,948
---------------------------------------------------------------------------------------------
  1.50%, 05/15/04                                  SP-1+    MIG-1      5,000        5,003,211
---------------------------------------------------------------------------------------------
Kane (County of) (Glenwood School for Boys); VRD
  Series 1993 RB
  (LOC-Harris Trust & Savings Bank)
  1.05%, 02/01/28(b)(c)                             A-1+       --     13,700       13,700,000
---------------------------------------------------------------------------------------------
Lombard (City of) (Clover Creek Apartments
  Project); Multi-Family Housing VRD Series 2000
  RB
  (CEP-Federal National Mortgage Association)
  1.05%, 12/15/30(c)                                A-1+       --     14,855       14,855,000
---------------------------------------------------------------------------------------------
McCook (City of) (Illinois Saint Andrew Society);
  VRD Series 1996 A RB (LOC-Northern Trust Co.)
  1.10%, 12/01/21(b)(c)                             A-1+       --      5,000        5,000,000
---------------------------------------------------------------------------------------------
Orland Hills (City of); Multi-Family Housing VRD
  Series 1995 A RB
  (LOC-LaSalle National Bank)
  1.10%, 12/01/04(b)(c)                              A-1       --      1,470        1,470,000
=============================================================================================
                                                                                  372,384,172
=============================================================================================

INDIANA-2.30%

ABN AMRO Munitops Ctfs. Trust (State of Indiana);
  Multi-State Non-AMT VRD Series 2003-27 RB
  (Acquired 11/12/03; Cost $13,795,000)
  1.14%, 8/11/04(d)(e)(i)(l)(n)                       --    MIG-1     13,795       13,795,000
---------------------------------------------------------------------------------------------
Brownsburg (City of) Independent School Building
  Corp. No. 2; First Meeting Series 1995 RB
  5.95%, 02/01/05(i)(o)                              AAA      Aaa      1,700        1,801,273
---------------------------------------------------------------------------------------------
First Union MERLOTs (County of Porter Jail
  Building Corp.); VRD Series 2001 A58 RB
  (Acquired 11/12/03; Cost $9,420,000)
  1.30%, 11/10/04(d)(e)(i)(j)(n)                      --   VMIG-1      9,420        9,420,000
---------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Advanced Program
  Notes);
  Series 2004 A RN
  2.00%, 01/25/05                                  SP-1+    MIG-1     17,500       17,627,199
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Bond Bank (Midyear Funding
  Program Notes);
  Series 2003 A RN
  1.25%, 04/15/04                                  SP-1+    MIG-1    $ 9,000   $    9,001,092
---------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Pike Township Metro
  School District);
  Series 1995 A RB
  5.80%, 02/01/05(i)(o)                              AAA      Aaa      2,750        2,886,064
---------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Marian College Project); VRD Series
  2003 RB (LOC-Bank One N.A.)
  1.02%, 04/01/24(b)(c)                               --   VMIG-1      1,000        1,000,000
---------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities Financing
  Authority (Community Hospitals Project); VRD
  Series 2000 A RB
  (LOC-Bank of America N.A.)
  1.05%, 07/01/28(b)(c)                             A-1+       --      9,815        9,815,000
---------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities Financing
  Authority (Community Mental Health &
  Rehabilitation); VRD Series 1990 RB
  (LOC-LaSalle National Bank)
  1.07%, 11/01/20(b)(c)                              A-1       --      1,460        1,460,000
---------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities Financing
  Authority (Fayette Memorial Hospital
  Association); VRD Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.17%, 10/01/32(b)(k)                             A-1+       --      3,100        3,100,000
---------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities Financing
  Authority (Hartsfield Village Project); VRD
  Series 1997 B RB
  (LOC-LaSalle National Bank)
  1.02%, 08/15/27(b)(c)                              A-1       --      2,500        2,500,000
---------------------------------------------------------------------------------------------
Miami (County of) Economic Development (Dukes
  Memorial Hospital Project); VRD Series 2000 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 10/01/30(b)(c)                             A-1+       --      1,000        1,000,000
=============================================================================================
                                                                                   73,405,628
=============================================================================================

IOWA-1.51%

Iowa (State of) Finance Authority Retirement
  Community (Deerfield Retirement Community); VRD
  Series 2003 A RB
  (LOC-LaSalle Bank N.A.)
  1.02%, 12/01/33(b)(c)                              A-1       --     15,000       15,000,000
---------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan Authority
  (Graceland Private College); VRD Series 2003 RB
  (LOC-Bank of America N.A.)
  1.10%, 02/01/33(b)(c)                               --   VMIG-1      2,000        2,000,000
---------------------------------------------------------------------------------------------
Iowa (State of) School Corps.; School Cash
  Anticipation Program Series 2004 B Wts. Ctfs.
  2.00%, 01/28/05(f)                                  --    MIG-1      8,000        8,063,984
---------------------------------------------------------------------------------------------
Iowa (State of); Series 2003 TRAN
  2.00%, 06/29/04                                  SP-1+    MIG-1     16,500       16,537,892
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
IOWA-(CONTINUED)

Iowa City (City of) (ACT, Inc.); VRD Series 2001
  RB
  1.22%, 04/01/32(k)                                A-1+       --    $ 6,815   $    6,815,000
=============================================================================================
                                                                                   48,416,876
=============================================================================================

KANSAS-0.44%

Lenexa (City of) Health Care Facilities (Lakeview
  Village Inc.);
  VRD Series 2002 B RB (LOC-LaSalle Bank N.A.)
  1.05%, 05/15/32(b)(c)                              A-1       --      7,500        7,500,000
---------------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities (YMCA of
  Greater Kansas City Project); VRD Series 2002 B
  RB (LOC-Bank of America N.A.)
  1.10%, 11/01/18(b)(c)                               --   VMIG-1      2,900        2,900,000
---------------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities (YMCA
  of Wichita Project); VRD Series 1998 XI RB
  (LOC-Bank of America NT & SA)
  (Acquired 02/15/01; Cost $3,550,000)
  1.10%, 08/01/09(b)(c)(d)                          A-1+       --      3,550        3,550,000
=============================================================================================
                                                                                   13,950,000
=============================================================================================

KENTUCKY-0.95%

Kentucky Area Developing Districts Financing
  Trust (Weekly Acquisition Lease Program-Ewing);
  VRD Series 2000 RB
  (LOC-Wachovia Bank N.A.)
  1.11%, 06/01/33(b)(c)                              A-1       --      5,910        5,910,000
---------------------------------------------------------------------------------------------
Louisville & Jefferson (Counties of) Metropolitan
  Sewer District; Sewer & Drain System Series
  1999 A RB
  6.50%, 05/15/04(f)                                 AAA      Aaa      1,595        1,605,667
---------------------------------------------------------------------------------------------
Newport (City of) League of Cities Funding Trust;
  Lease Program VRD Series 2002 RB (LOC-U.S. Bank
  N.A.)
  1.04%, 04/01/32(b)(c)                               --   VMIG-1     23,000       23,000,000
=============================================================================================
                                                                                   30,515,667
=============================================================================================

LOUISIANA-1.34%

Eagle Tax Exempt Trust (City of New Orleans); VRD
  Series 2000-1801 COP (Acquired 10/10/00; Cost
  $6,000,000)
  1.08%, 12/01/21(c)(d)(e)                          A-1+       --      6,000        6,000,000
---------------------------------------------------------------------------------------------
Kenner (City of); Refunding Sales Tax Series 2003
  RB
  5.00%, 06/01/04(f)                                 AAA      Aaa      1,810        1,822,116
---------------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities Authority
  (Glen Retirement System Project); VRD Series
  2001 RB (LOC-AmSouth Bank)
  (Acquired 08/15/01; Cost $3,490,000)
  1.17%, 09/01/16(b)(c)(d)                            --   VMIG-1      3,490        3,490,000
---------------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities Authority
  (Pennington Medical Foundation Project); VRD
  Series 2001 A RB (LOC-Bank One N.A.)
  1.05%, 07/01/31(b)(c)                               --   VMIG-1     15,000       15,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
LOUISIANA-(CONTINUED)

Louisiana (State of) Offshore
  Term Authority (Loop LLC Project); Refunding
  Deepwater Port VRD Series 1999 RB (LOC-Bank One
  Louisiana)
  1.08%, 10/01/19(b)(c)                              A-1   VMIG-1    $16,400   $   16,400,000
=============================================================================================
                                                                                   42,712,116
=============================================================================================

MARYLAND-1.08%

Anne Arundel (County of); Unlimited Tax Series
  2002 GO
  4.25%, 03/01/05                                    AA+      Aa1      1,740        1,790,483
---------------------------------------------------------------------------------------------
Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); VRD Series
  1997 C RB
  (LOC-Branch Banking & Trust)
  1.05%, 01/01/27(b)(c)                              A-1       --      6,000        6,000,000
---------------------------------------------------------------------------------------------
Gaithersburg (City of) Economic Development
  (Asbury Methodist); VRD Series 1997 A RB
  1.02%, 07/01/27(c)(f)                             A-1+       --      4,130        4,130,000
---------------------------------------------------------------------------------------------
Hyattsville (City of) (Safeway Inc. Projects);
  Refunding VRD Series 1991 IDR (LOC-Deutsche
  Bank Trust Co.)
  1.20%, 06/01/04(b)(h)(i)                           A-1       --      1,055        1,055,000
---------------------------------------------------------------------------------------------
Maryland (State of) Economic Development Corp.
  (Baltimore County Project); Student Housing VRD
  Series 2002 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 11/01/31(b)(c)                              A-1       --     14,250       14,250,000
---------------------------------------------------------------------------------------------
Maryland (State of) Economic Development Corp.
  (YMCA of Central Maryland Inc. Project); VRD
  Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.05%, 04/01/28(b)(c)                               --   VMIG-1      3,600        3,600,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (State of Maryland Health & Higher
  Educational Facilities Authority); VRD Floating
  Rate Trust Ctfs. Series 2003-829 RB
  (Acquired 06/19/03; Cost $3,800,000)
  1.07%, 08/15/38(c)(d)(e)                            --   VMIG-1      3,800        3,800,000
=============================================================================================
                                                                                   34,625,483
=============================================================================================

MASSACHUSETTS-1.37%

Billerica (City of); Limited Tax Series 2004 BAN
  GO
  2.00%, 01/07/05                                  SP-1+    MIG-1     18,000       18,120,475
---------------------------------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency (Boston University); VRD Series 2002 R-2
  RB
  1.01%, 10/01/42(f)(k)                             A-1+   VMIG-1      9,300        9,300,000
---------------------------------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency (Boston University); VRD Series 2002 R-4
  RB
  1.01%, 10/01/42(f)(k)                             A-1+   VMIG-1     13,840       13,840,000
---------------------------------------------------------------------------------------------
Massachusetts (State of) Water Resources
  Authority; Series 1993 C RB
  5.25%, 12/01/04(i)(o)                              AAA      Aaa      1,460        1,529,033
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
MASSACHUSETTS-(CONTINUED)

Massachusetts (State of); Ltd Tax Consolidated
  Loan Series 1994 B GO
  6.00%, 08/01/04(i)(o)                              NRR      NRR    $   975   $    1,010,524
=============================================================================================
                                                                                   43,800,032
=============================================================================================

MICHIGAN-3.69%

Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); Limited Tax
  VRD Series 1998 IDR
  (LOC-Comerica Bank)
  1.05%, 10/01/23(b)(c)(m)                            --       --      8,900        8,900,000
---------------------------------------------------------------------------------------------
Detroit (City of) Economic Development Corp.
  (Waterfront Reclamation); VRD Series 1999 B RB
  (LOC-Bank of America NT & SA)
  1.05%, 05/01/09(b)(c)                             A-1+      P-1      3,000        3,000,000
---------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (City of Detroit School
  District); Unlimited Tax VRD Series 2002-6014
  Class A COP (Acquired 11/06/02; Cost
  $7,105,000)
  1.08%, 05/01/32(c)(d)(e)                          A-1+       --      7,105        7,105,000
---------------------------------------------------------------------------------------------
Eaton Rapids (City of) Public Schools; Unlimited
  Tax Series 1995 GO
  5.50%, 05/01/04(i)(o)                              AAA      Aaa      1,000        1,013,700
---------------------------------------------------------------------------------------------
First Union MERLOTs (City of Detroit Sewage
  Disposal System); VRD Series 2001 A112 RB
  (Acquired 10/31/01; Cost $4,920,000)
  1.10%, 07/01/32(c)(d)(e)                            --   VMIG-1      4,920        4,920,000
---------------------------------------------------------------------------------------------
  VRD Series 2003 B41 RB (Acquired 07/09/03; Cost
  $4,520,000)
  1.10%, 07/01/26(c)(d)(e)                            --   VMIG-1      4,520        4,520,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (City of Detroit Water Supply
  System); VRD Series 2000 D RB (Acquired
  01/21/00; Cost $10,000,000)
  1.10%, 07/01/29(c)(d)(e)                            --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (State of Michigan Hospital
  Finance Authority); VRD Series 1997 X RB
  (Acquired 12/12/03; Cost $15,000,000)
  1.10%, 08/15/24(c)(d)(e)                            --   VMIG-1     15,000       15,000,000
---------------------------------------------------------------------------------------------
Jackson (County of) Economic Development Corp.
  (Vista Grande Villa); Refunding Limited VRD
  Series 2001 A RB
  (LOC-LaSalle National Bank)
  1.10%, 11/01/31(b)(k)                              A-1       --      1,100        1,100,000
---------------------------------------------------------------------------------------------
Michigan (State of) Comprehensive Transportation
  Fund;
  Series 2002 B RB
  4.00%, 05/15/04                                    AAA      Aa3      1,300        1,304,573
---------------------------------------------------------------------------------------------
Michigan (State of) Housing Development Authority
  (Parks of Taylor Apartments); Multi-Family VRD
  Series 2002 A RB
  (CEP-Federal National Mortgage Association)
  1.03%, 08/15/32(c)                                A-1+       --      2,135        2,135,000
---------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority;
  Series 2003 B-2 RN (LOC-J.P. Morgan Chase &
  Co.)
  2.00%, 08/23/04(b)                               SP-1+       --      8,000        8,030,220
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Michigan (State of) Strategic Fund (Van Andel
  Research Institute Project); Limited Tax VRD
  Series 1997 RB
  (LOC-Standard Federal Bank)
  1.02%, 11/01/27(b)(c)                              A-1       --    $13,300   $   13,300,000
---------------------------------------------------------------------------------------------
Michigan (State of); Unlimited Tax Notes Series
  2004 GO
  2.00%, 09/30/04                                  SP-1+    MIG-1     15,000       15,075,846
---------------------------------------------------------------------------------------------
Oakland (County of) Economic Development Corp.
  (Rochester College Project); Limited Obligation
  VRD Series 2001 RB
  (LOC-Bank One Michigan)
  1.12%, 08/01/21(b)(c)                               --   VMIG-1      3,111        3,111,000
---------------------------------------------------------------------------------------------
Southfield (City of) (Lawrence Tech University
  Project); Economic Development VRD Series 2001
  RB (LOC-Bank One Michigan N.A.)
  1.08%, 10/01/31(b)(c)                              A-1       --      6,000        6,000,000
---------------------------------------------------------------------------------------------
Traverse City (City of) Area Public Schools;
  Refunding Unlimited Tax Series 1994 GO
  4.55%, 05/01/04(f)                                 AAA      Aaa      1,000        1,002,820
---------------------------------------------------------------------------------------------
University of Michigan; Refunding Hospital VRD
  Series 1992 A RB
  1.08%, 12/01/19(k)                                A-1+   VMIG-1     12,550       12,550,000
=============================================================================================
                                                                                  118,068,159
=============================================================================================

MINNESOTA-3.99%

Golden Valley (City of) (Unicare Homes Inc.
  Project); VRD Series 1984 IDR (LOC-Bank of
  America N.A.)
  1.02%, 09/01/14(b)(c)                             A-1+       --      3,900        3,900,000
---------------------------------------------------------------------------------------------
J.P. Morgan PUTTERs (State of Minnesota Public
  Facilities Authority); VRD Drinking Water
  Series 2002-319 COP (Acquired 07/31/03; Cost
  $14,060,000)
  1.05%, 03/01/21(c)(d)(e)                           A-1       --     14,060       14,060,000
---------------------------------------------------------------------------------------------
Minneapolis (City of) (Minnehaha Academy
  Project); VRD Series 2001 RB (LOC-Firstar Bank
  N.A.)
  1.22%, 05/01/26(b)(k)(m)                            --       --      2,500        2,500,000
---------------------------------------------------------------------------------------------
Minneapolis-St. Paul (Cities of) Metropolitan
  Council of Minnesota; Unlimited Tax Series 2002
  D GO
  5.00%, 02/01/05                                    AAA      Aaa      1,190        1,228,470
---------------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities (Mayo
  Foundation); Commercial Paper Notes Series
  2000A
  0.98%, 05/19/04                                   A-1+       --      7,000        7,000,000
---------------------------------------------------------------------------------------------
  Series 2000 B
  0.95%, 05/12/04                                   A-1+       --     20,500       20,500,000
---------------------------------------------------------------------------------------------
  Series 2000 C
  0.95%, 04/08/04                                   A-1+       --     33,500       33,500,000
---------------------------------------------------------------------------------------------
  Series 2001 A
  0.95%, 04/13/04                                   A-1+       --     15,000       15,000,000
---------------------------------------------------------------------------------------------
  Series 2001 B
  0.95%, 04/13/04                                   A-1+       --     10,600       10,600,000
---------------------------------------------------------------------------------------------
  Series F
  0.98%, 05/19/04                                   A-1+       --      5,000        5,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

St. Paul (City of) Housing & Redevelopment
  Authority (Science Museum of Minnesota); VRD
  Series 1997 A RB
  (LOC-First Interstate Bank)
  1.07%, 05/01/27(b)(c)                               --   VMIG-1    $14,260   $   14,260,000
=============================================================================================
                                                                                  127,548,470
=============================================================================================

MISSISSIPPI-1.15%

ABN AMRO Munitops Ctfs. Trust (State of
  Mississippi Development Board-Jackson Water &
  Sewer); Multi-State Non-AMT VRD Series 2002-22
  Ctfs. (Acquired 09/10/03; Cost $9,995,000)
  1.20%, 6/23/04(d)(e)(i)(l)(n)                       --   VMIG-1      9,995        9,995,000
---------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (State of Mississippi);
  Unlimited Tax VRD Series 2002-6018 Class A COP
  (Acquired 11/20/02; Cost $3,200,000) 1.08%,
  11/01/22(c)(d)(e)                                 A-1+       --      3,200        3,200,000
---------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Jackson Medical Mall); VRD Series 2000 A RB
  (LOC-Bank One Louisiana)
  1.05%, 11/01/18(b)(c)                              A-1       --      4,800        4,800,000
---------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Mississippi College Project); VRD Series 2003
  RB (LOC-AmSouth Bank) 1.17%, 07/01/23(b)(c)         --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
University of Mississippi Educational Building
  Corp. (Campus Improvements Project); VRD Series
  2000 RB
  1.09%, 10/01/20(c)(f)                               --   VMIG-1      8,690        8,690,000
=============================================================================================
                                                                                   36,685,000
=============================================================================================

MISSOURI-0.65%

Missouri (State of) Development Finance Board
  (Southeast Missouri State University);
  Educational Facilities VRD Series 2003 B RB
  (LOC-U.S. Bank N.A.)
  1.05%, 10/01/23(b)(c)                             A-1+       --      5,750        5,750,000
---------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Lutheran Senior
  Services); VRD Series 2000 RB (LOC-Firstar Bank
  N.A.)
  1.05%, 02/01/31(b)(c)                               --   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Southwest Baptist
  University Project); VRD Series 2003 RB
  (LOC-Bank of America N.A.)
  1.17%, 10/01/33(b)(k)                             A-1+       --      5,950        5,950,000
---------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); VRD Series 1985 B RB
  1.08%, 09/01/10(c)                                A-1+   VMIG-1      1,200        1,200,000
---------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Friendship Village of South County);
  VRD Series 2002 B IDR (LOC-LaSalle Bank N.A.)
  1.05%, 09/01/22(b)(c)                              A-1       --      2,915        2,915,000
=============================================================================================
                                                                                   20,815,000
=============================================================================================

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------

MONTANA-0.37%

Montana (State of) Facility Finance Authority
  (Mission Ridge Project); VRD Series 2002 RB
  (LOC-LaSalle Bank N.A.)
  1.05%, 08/01/27(b)(c)(g)                            --       --    $ 6,900   $    6,900,000
---------------------------------------------------------------------------------------------
Montana (State of); Unlimited Tax Series 2003
  TRAN GO
  2.00%, 06/30/04                                  SP-1+    MIG-1      5,000        5,012,000
=============================================================================================
                                                                                   11,912,000
=============================================================================================

NEBRASKA-1.34%

Nebhelp Inc.; Multi-Mode VRD Series 1985 A RB
  1.10%, 12/01/15(c)(f)                             A-1+   VMIG-1      5,995        5,995,000
---------------------------------------------------------------------------------------------
Nebhelp Inc.; Multi-Mode VRD Series 1985 B RB
  1.10%, 12/01/15(c)(f)                             A-1+   VMIG-1      3,590        3,590,000
---------------------------------------------------------------------------------------------
Nebhelp Inc.; Multi-Mode VRD Series 1985 D RB
  1.10%, 12/01/15(c)(f)                             A-1+   VMIG-1      5,865        5,865,000
---------------------------------------------------------------------------------------------
Nebhelp Inc.; Multi-Mode VRD Series 1985 E RB
  1.10%, 12/01/15(c)(f)                             A-1+   VMIG-1     27,335       27,335,000
=============================================================================================
                                                                                   42,785,000
=============================================================================================

NEVADA-0.86%

ABN AMRO Munitops Ctfs. Trust (County of Washoe);
  Refunding VRD Limited Tax Series 2001-24 Single
  Asset Trust Ctfs. (Acquired 06/21/01; Cost
  $5,500,000)
  1.12%, 07/01/09(c)(d)(e)                            --   VMIG-1      5,500        5,500,000
---------------------------------------------------------------------------------------------
Carson (City of) (Carson-Tahoe Hospital Project);
  Hospital VRD Series 2003 B RB
  (LOC-U.S. Bank N.A.)
  1.02%, 09/01/33(b)(c)                             A-1+       --     18,000       18,000,000
---------------------------------------------------------------------------------------------
Clark (County of); Refunding Limited Tax Series
  1998 B GO
  5.25%, 11/01/04                                     AA      Aa2      2,245        2,298,523
---------------------------------------------------------------------------------------------
Nevada (State of); Capital Improvements Limited
  Tax Series 1996 A GO
  6.00%, 05/15/04(o)                                 NRR      NRR      1,530        1,539,031
=============================================================================================
                                                                                   27,337,554
=============================================================================================

NEW HAMPSHIRE-0.64%

Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (New Hampshire Higher Education & Health
  Facilities Authority); Refunding VRD Series
  2003-772 RB (Acquired 01/22/03; Cost
  $5,475,000)
  1.08%, 01/01/17(c)(d)(e)                           A-1       --      5,475        5,475,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (New Hampshire Higher Educational &
  Health Facilities Authority); Refunding VRD
  Series 2003-866 RB (Acquired 10/23/03; Cost
  $7,485,000)
  1.08%, 08/15/21(c)(d)(e)                           A-1       --      7,485        7,485,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
NEW HAMPSHIRE-(CONTINUED)

New Hampshire (State of) Health & Educational
  Facilities Authority (Kendal at Hanover Issue);
  VRD Series 2000 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 10/01/30(b)(c)                              A-1       --    $ 7,455   $    7,455,000
=============================================================================================
                                                                                   20,415,000
=============================================================================================

NEW JERSEY-0.19%

Union (County of) Industrial Pollution Control
  Financing Authority (Exxon Mobil Corp.
  Project); Refunding Pollution Control VRD
  Series 1994 RB
  1.07%, 07/01/33(k)                                A-1+       --      6,200        6,200,000
=============================================================================================

NEW MEXICO-0.04%

Dona Ana (County of) Gross Receipts Tax;
  Refunding & Improvement Series 1998 RB
  5.00%, 06/01/04(f)                                  --      Aaa      1,200        1,207,819
=============================================================================================

NEW YORK-0.34%

ABN AMRO Munitops Ctfs. Trust (Triborough Bridge
  & Tunnel Authority); VRD Series 2002-31 Non-AMT
  Ctfs. (Acquired 03/24/04; Cost $10,000,000)
  1.07%, 11/15/10(c)(d)(e)                            --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
New York (State of); Unlimited Tax Series 1994 B1
  GO
  7.20%, 08/15/04(i)(o)                              NRR      NRR      1,000        1,032,676
=============================================================================================
                                                                                   11,032,676
=============================================================================================

NORTH CAROLINA-2.29%

Albemarle (City of) Hospital Authority;
  Healthcare Facilities VRD Series 2000 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 10/01/15(b)(c)                              A-1       --      5,900        5,900,000
---------------------------------------------------------------------------------------------
Dare (County of); Utility System Series 1994 RB
  5.75%, 06/01/04(i)(o)                              AAA      Aaa      1,000        1,027,777
---------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (NCA&T University Foundation);
  Student Housing Facilities VRD Series 2001 RB
  (LOC-Wachovia Bank N.A.)
  1.10%, 07/01/32(b)(c)                               --   VMIG-1     18,745       18,745,000
---------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Financing Agency (Elon College); VRD Series
  2001 A RB (LOC-Bank of America N.A.)
  1.05%, 01/01/14(b)(c)(g)                            --       --      4,500        4,500,000
---------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Financing Agency (Goodwill Community Foundation
  Project); VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.05%, 04/01/22(b)(c)(g)                            --       --      2,260        2,260,000
---------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Financing Agency (Wolfpak Club Project); VRD
  Series 2002 RB (LOC-Bank of America N.A.)
  1.05%, 04/01/12(b)(g)                               --       --      9,500        9,500,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Medical Care Commission
  (Cleveland Regional Medical Center Project);
  Health Care Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.05%, 01/01/18(b)(c)(g)                            --       --    $19,437   $   19,437,000
---------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care Commission
  (Lutheran Retirement Project); VRD Series 1999
  RB
  (LOC-Bank of America N.A.) (Acquired 12/01/03;
  Cost $1,785,000) 1.05%, 01/01/19(b)(c)(d)(g)        --       --      1,785        1,785,000
---------------------------------------------------------------------------------------------
Wake (County of); Public Improvement Unlimited
  Tax Series 2004 GO
  3.00%, 03/01/05                                    AAA      Aaa     10,000       10,171,800
=============================================================================================
                                                                                   73,326,577
=============================================================================================

OHIO-5.20%

Akron (City of) (Community Learning Centers);
  Income Tax Series 2004 B RB
  2.00%, 12/01/04(f)                                 AAA      Aaa      1,000        1,005,952
---------------------------------------------------------------------------------------------
Allen (County of); Refunding Limited Tax Series
  2002 GO
  1.70%, 12/01/04(f)                                  --      Aaa      1,000        1,004,298
---------------------------------------------------------------------------------------------
Butler (County of) Healthcare Facilities
  (Lifesphere Project):
  Refunding & Improvement Series 2002 RB
  (LOC-U.S. Bank N.A.)
  1.02%, 05/01/27(b)(c)                              A-1       --      8,500        8,500,000
---------------------------------------------------------------------------------------------
Cambridge (City of) (Regional Medical Center
  Project); Refunding & Improvement Hospital
  Facilities VRD Series 2001 RB
  (LOC-National City Bank)
  1.06%, 12/01/21(b)(c)                               --   VMIG-1     11,515       11,515,000
---------------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran Village
  Project); Health Care VRD Series 1994 RB
  (LOC-National City Bank)
  1.07%, 11/01/13(b)(c)                               --   VMIG-1      2,130        2,130,000
---------------------------------------------------------------------------------------------
Cincinnati (City of) School District; Unlimited
  Tax Series 2003 BAN GO
  1.65%, 09/10/04                                     --    MIG-1      8,000        8,019,262
---------------------------------------------------------------------------------------------
Cuyahoga (County of) Continuing Care Facilities;
  Refunding VRD Series 1999 RB (LOC-LaSalle
  National Bank)
  1.02%, 02/01/29(b)(c)                             A-1+       --     22,985       22,985,000
---------------------------------------------------------------------------------------------
Cuyahoga (County of) Health Care Facilities
  (Judson Retirement Community); Refunding VRD
  Series 2000 RB
  (LOC-National City Bank)
  1.05%, 11/15/19(b)(c)                              A-1       --        800          800,000
---------------------------------------------------------------------------------------------
Kettering (City of) School District; Series 2004
  BAN
  2.00%, 07/22/04                                     --    MIG-1     15,000       15,047,305
---------------------------------------------------------------------------------------------
Lorain (County of) (Elyria United Methodist
  Village); Hospital Refunding VRD Series 1996 B
  RB (LOC-Bank One N.A.)
  1.04%, 06/01/12(b)(c)                              A-1   VMIG-1      5,110        5,110,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Lorain (County of) (EMH Regional Medical Center
  Project); Hospital Facilities VRD Series 2001
  RB (LOC-National City Bank)
  1.09%, 05/01/26(b)(c)(m)                            --       --    $15,385   $   15,385,000
---------------------------------------------------------------------------------------------
Lorain (County of) Independent Living Facilities
  (Elyria United Methodist Project); VRD Series
  1999 RB (LOC-Bank One N.A.)
  1.04%, 06/01/25(b)(c)                              A-1       --      9,495        9,495,000
---------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities (Forum
  Health Obligation Group); VRD Series 1997 B RB
  1.03%, 12/01/28(c)(f)                             A-1+   VMIG-1      6,000        6,000,000
---------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities (Forum
  Health Obligation Group); VRD Series 2002 B RB
  (LOC-Fifth Third Bank)
  1.06%, 12/01/27(b)(c)                               --   VMIG-1      7,200        7,200,000
---------------------------------------------------------------------------------------------
Mahoning Valley (City of) Sanitation District;
  Water Series 1994 RB
  7.75%, 05/15/04(i)(o)                              NRR      NRR      8,000        8,224,306
---------------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  Hospital Improvement VRD Series 1990 RB
  (LOC-Bank One N.A.)
  1.05%, 08/01/20(b)(c)                              A-1       --      4,745        4,745,000
---------------------------------------------------------------------------------------------
Middleburg Heights (City of) (Southwest General
  Health Center); Hospital Improvement VRD Series
  1997 RB
  (LOC-Fifth Third Bank)
  1.06%, 08/15/22(b)(c)                             A-1+       --      5,615        5,615,000
---------------------------------------------------------------------------------------------
Montgomery (County of) (St. Vincent DePaul
  Society); Limited Obligation VRD Series 1996 RB
  (LOC-National City Bank)
  1.06%, 12/01/10(b)(c)                              A-1       --      2,100        2,100,000
---------------------------------------------------------------------------------------------
Ohio (State of) Air Quality Development Authority
  (Timken Project); Refunding Multi-Modal VRD
  Series 2001 RB
  (LOC-Fifth Third Bank)
  1.04%, 11/01/25(b)(c)                             A-1+   VMIG-1      2,530        2,530,000
---------------------------------------------------------------------------------------------
Ohio (State of) Water Development Authority
  (Timken Project); Refunding Multi-Modal VRD
  Series 2001 RB
  (LOC-Northern Trust Co.)
  1.04%, 11/01/25(b)(c)                             A-1+   VMIG-1     10,200       10,200,000
---------------------------------------------------------------------------------------------
Plain (City of) School District; Series 2003 RAN
  2.00%, 05/20/04(m)                                  --       --      1,000        1,001,271
---------------------------------------------------------------------------------------------
Portage (County of) (Robinson Memorial Hospital);
  VRD Series 2002 RB (LOC-Bank One N.A.)
  1.06%, 05/01/17(b)(c)                               --   VMIG-1      6,635        6,635,000
---------------------------------------------------------------------------------------------
Solon (City of); Unlimited Tax Series 2003 BAN GO
  2.00%, 12/09/04(m)                                  --       --      2,800        2,816,567
---------------------------------------------------------------------------------------------
Twinsburg (City of) School District; Refunding
  Unlimited Tax Series 2004 GO
  2.00%, 12/01/04(f)                                  --      Aaa      1,800        1,811,322
---------------------------------------------------------------------------------------------
Warren (County of) Health Care Facilities
  (Otterbein); Refunding & Improvement VRD Series
  1998 A RB (LOC-Fifth Third Bank)
  1.07%, 07/01/21(b)(c)                             A-1+       --      1,340        1,340,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Youngstown (City of) School District; Unlimited
  Tax Series 2003-3 BAN 2.00%, 05/05/04               --    MIG-1    $ 5,000   $    5,004,616
=============================================================================================
                                                                                  166,219,899
=============================================================================================

OKLAHOMA-1.48%

Oklahoma (County of) Finance Authority (Oxford
  Oaks Apartments Projects); Refunding
  Multi-Family Housing VRD Series 2000 RB
  (CEP-Federal National Mortgage Association)
  1.04%, 07/15/30(c)                                A-1+       --     27,695       27,695,000
---------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance Authority
  (Capitol Dome Project); VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.12%, 06/01/11(b)(c)                             A-1+       --      4,555        4,555,000
---------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resource Board; Loan
  Program Notes Series 2003 A RB
  0.87%, 04/01/04(h)(i)                             A-1+       --     14,990       14,990,000
=============================================================================================
                                                                                   47,240,000
=============================================================================================

OREGON-0.24%

Oregon (State of) Health, Housing, Educational &
  Cultural Facilities Authority (Quatama Crossing
  LLC Housing Project); VRD Series 1998 RB
  (LOC-U.S. Bank N.A.)
  1.07%, 01/01/31(b)(c)                               --      Aa2      7,540        7,540,000
=============================================================================================

PENNSYLVANIA-3.23%

ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building Authority);
  Non-AMT VRD Series 2001-30 Ctfs. (Acquired
  10/31/02; Cost $5,000,000)
  1.11%, 09/01/09(c)(d)(e)                            --   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building Authority);
  Non-AMT VRD Series 2003-24 Ctfs. (Acquired
  03/08/04; Cost $7,000,000)
  1.11%, 06/01/11(c)(d)(e)                            --   VMIG-1      7,000        7,000,000
---------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (ACES-Presbyterian University
  Hospital); VRD Series 1988 B1 RB
  (LOC-Bank One N.A.)
  1.05%, 03/01/18(b)(c)                               --   VMIG-1      2,085        2,085,000
---------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (Presbyterian Health Center); VRD
  Series 1990 A RB
  1.02%, 03/01/20(c)(f)                             A-1+   VMIG-1      4,470        4,470,000
---------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (Presbyterian Health Center); VRD
  Series 1990 D RB
  1.02%, 03/01/20(c)(f)                             A-1+   VMIG-1      1,300        1,300,000
---------------------------------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority (Carnegie Museums of Pittsburgh); VRD
  Series 2002 IDR (LOC-Citizens Bank of
  Pennsylvania)
  1.15%, 08/01/32(b)(c)                               --   VMIG-1      2,000        2,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Altoona (City of) Authority; Water Series 1994 A
  RB
  6.50%, 11/01/04(i)(o)                              AAA       --    $ 1,700   $    1,786,650
---------------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Lutheran Services); Health Care VRD
  Series 1998 A IDR
  1.02%, 01/01/28(c)(f)                               --   VMIG-1     11,310       11,310,000
---------------------------------------------------------------------------------------------
Chartiers Valley (Community of) Industrial and
  Commercial Development Authority (Asbury Villas
  Project); VRD Series 2000 B IDR (LOC-LaSalle
  Bank N.A.)
  1.05%, 12/01/30(b)(c)                              A-1       --      3,000        3,000,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Delaware Valley
  Regional); VRD Series 2001-3801 COP (Acquired
  06/04/01; Cost $8,900,000)
  1.08%, 08/01/28(c)(d)(e)                          A-1+       --      8,900        8,900,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Pennsylvania);
  VRD Series 94-3802 COP (Acquired 01/29/03; Cost
  $1,295,000)
  1.08%, 05/01/17(c)(d)(e)                          A-1+               1,295        1,295,000
---------------------------------------------------------------------------------------------
First Union MERLOTS (City of Scranton & County of
  Lackawanna Health & Welfare Authority); VRD
  Series 2002 A-18 RB
  (Acquired 03/22/02; Cost $2,865,000)
  1.10%, 03/01/15(c)(d)(e)                            --   VMIG-1      2,865        2,865,000
---------------------------------------------------------------------------------------------
Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital Obligation);
  Health Care VRD Series 2000 IDR
  1.12%, 12/01/24(c)(f)                              A-1       --      3,575        3,575,000
---------------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Co-Op); Pollution
  Control VRD Series 1984 IDR (LOC-Rabobank
  Nederland)
  1.03%, 10/01/14(b)(j)                             A-1+       --      7,480        7,480,000
---------------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Corp.); Pollution
  Control VRD Series 1984 IDR (LOC-Rabobank
  Nederland)
  1.03%, 06/01/14(b)(j)                             A-1+       --      1,105        1,105,000
---------------------------------------------------------------------------------------------
Lower Southampton (Township of); Unlimited Tax
  Series 1994 GO
  5.90%, 05/15/04(i)(o)                              AAA      Aaa      1,000        1,005,832
---------------------------------------------------------------------------------------------
Northeastern Hospital & Education Authority
  (Wilkes University Project); VRD Series 2002 B
  RB (LOC-Wachovia Bank N.A.)
  1.02%, 10/01/30(b)(c)                               --   VMIG-1      1,500        1,500,000
---------------------------------------------------------------------------------------------
Philadelphia (City of) Industrial Development
  Authority (Fox Chase Cancer Center); VRD Series
  2001 IDR
  (LOC-JP Morgan Chase & Co.)
  1.12%, 07/01/10(b)(k)                             A-1+      P-1      4,000        4,000,000
---------------------------------------------------------------------------------------------
Philadelphia (City of) Industrial Development
  Authority (Girard Estate Aramark Project); VRD
  Series 2002 IDR (LOC-JP Morgan Chase Bank &
  Co.)
  1.00%, 06/01/32(b)(c)                             A-1+       --     25,400       25,400,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Philadelphia (City of) Industrial Development
  Authority (Girard Estate Facilities Leasing);
  VRD Series 2001 IDR
  (LOC-Morgan Guaranty Trust)
  1.00%, 11/01/31(b)(c)                             A-1+       --    $ 1,400   $    1,400,000
---------------------------------------------------------------------------------------------
Washington (County of) Authority (Girard Estate
  Project); Refunding VRD Series 1999 RB
  (LOC-Chase Manhattan Bank (The)) (Acquired
  03/18/04; Cost $2,000,000)
  1.00%, 06/01/27(b)(c)(d)                          A-1+       --      2,000        2,000,000
---------------------------------------------------------------------------------------------
Washington (County of) Authority (Higher
  Education Pooled Equipment Lease); Lease VRD
  Series 1985 RB (LOC-Wachovia Bank)
  1.06%, 11/01/05(b)(c)                               --   VMIG-1      4,890        4,890,000
=============================================================================================
                                                                                  103,367,482
=============================================================================================

SOUTH CAROLINA-3.75%

Charleston (County of) School District; Unlimited
  Tax
  Series 2004 BAN GO
  2.00%, 11/04/04                                  SP-1+    MIG-1     20,000       20,122,169
---------------------------------------------------------------------------------------------
Cherokee (County of) (Newark Electric Division);
  Industrial VRD Series 1985 RB (LOC-LaSalle Bank
  N.A.)
  1.05%, 12/01/15(b)(c)                              A-1       --      6,500        6,500,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of South Carolina
  Public Service Authority); VRD Series 2000-4001
  Class A COP (Acquired 09/08/00; Cost
  $10,100,000)
  1.08%, 01/01/22(c)(d)(e)                          A-1+       --     10,100       10,100,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (State of South Carolina
  Public Service Authority); VRD Series 2000 L RB
  (Acquired 02/25/00; Cost $11,590,000)
  1.10%, 01/01/22(c)(d)(e)                            --   VMIG-1     11,590       11,590,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (State of South Carolina Transportation
  Infrastructure); Floating Rate Trust Ctfs. VRD
  Series 2002-728 RB (Acquired 11/13/02; Cost
  $7,185,000) 1.07%, 10/01/22(c)(d)(e)               A-1       --      7,185        7,185,000
---------------------------------------------------------------------------------------------
Oconee (County of) (Duke); Refunding Pollution
  Control VRD Series 1993 RB (LOC-Bank One Trust
  Co.)
  1.05%, 02/01/17(b)(c)                               --      P-1      6,000        6,000,000
---------------------------------------------------------------------------------------------
Piedmont (City of) Municipal Power Agency;
  Refunding Electric VRD Series 2002 B RB
  1.05%, 01/01/18(c)(f)                              A-1   VMIG-1     32,700       32,700,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Educational Facilities
  Authority for Non-Profit Institutions (Morris
  College Project); VRD Series 1997 RB
  (LOC-Bank of America N.A.) (Acquired 07/30/02;
  Cost $2,300,000)
  1.10%, 07/01/17(b)(c)(d)                          A-1+       --      2,300        2,300,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Educational Facilities
  Authority for Non-Profit Institutions (The
  Allen University Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.) (Acquired 03/27/01;
  Cost $2,840,000) 1.10%, 09/01/18(b)(c)(d)         A-1+       --      2,840        2,840,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Children's Home
  Project); Economic Development VRD Series 2003
  RB (LOC-Branch Banking & Trust)
  1.05%, 03/01/23(b)(c)                               --   VMIG-1    $ 3,000   $    3,000,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Piedmont
  Foundation Project); Economic Development VRD
  Series 2002 RB (LOC-Bank of America N.A.)
  1.10%, 09/01/32(b)(c)(g)                            --       --      4,000        4,000,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.) (Acquired 07/23/02;
  Cost $2,775,000)
  1.10%, 09/01/18(b)(c)(d)                          A-1+       --      2,775        2,775,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Coastal Carolina
  University Project); Student Housing VRD Series
  2003 A RB (LOC-Wachovia Bank N.A.)
  1.01%, 07/01/35(b)(c)                              A-1       --      6,125        6,125,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Presbyterian Home of
  South Carolina Project); Economic Development
  VRD Series 2003 A RB (LOC-Wachovia Bank N.A)
  1.07%, 04/01/20(b)(c)                              A-1       --      4,535        4,535,000
=============================================================================================
                                                                                  119,772,169
=============================================================================================

TENNESSEE-7.72%

Clarksville (City of) Public Building Authority
  (Tennessee Municipal Bond Fund); Pooled Funding
  VRD Series 1997 RB
  (LOC-Bank of America N.A.) (Acquired 10/20/03;
  Cost $3,150,000)
  1.05%, 11/01/27(b)(c)(d)                            --   VMIG-1      3,150        3,150,000
---------------------------------------------------------------------------------------------
Clarksville (City of) Public Building Authority
  (Tennessee Municipal Bond Fund); Pooled Funding
  VRD Series 1999 RB
  (LOC-Bank of America N.A.) (Acquired 01/15/04;
  Cost $30,500,000)
  1.05%, 06/01/29(b)(c)(d)                            --   VMIG-1     30,500       30,500,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chattanooga); VRD
  Series 2000-4202 COP (Acquired 10/10/00; Cost
  $14,040,000)
  1.08%, 10/01/27(c)(d)(e)                          A-1+       --     14,040       14,040,000
---------------------------------------------------------------------------------------------
Hamilton (County of) Industrial Development Board
  (Tennessee Aquarium Project); VRD Series 1991
  IDR
  1.05%, 07/01/21(b)(c)                             A-1+       --      2,500        2,500,000
---------------------------------------------------------------------------------------------
Jackson (City of) Energy Authority; Electric
  Systems VRD Series 2003 B RB
  1.05%, 11/01/26(c)(f)                               --   VMIG-1     12,700       12,700,000
---------------------------------------------------------------------------------------------
Jackson (City of) Energy Authority; Wastewater
  Systems VRD Series 2002 RB
  1.05%, 12/01/22(c)(f)                               --   VMIG-1     23,435       23,435,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Jackson (City of) Health & Educational Facilities
  Board (Trinity Christian Academy); Educational
  Facilities VRD Series 2002 RB
  (LOC-AmSouth Bank)
  1.17%, 03/01/22(b)(c)                               --   VMIG-1    $ 5,400   $    5,400,000
---------------------------------------------------------------------------------------------
Knox (County of) Health Education & Housing
  Facility Board (Volunteer Student Housing LLC
  Project); Student Housing VRD Series 2002 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 09/01/34(b)(c)                               --   VMIG-1     27,020       27,020,000
---------------------------------------------------------------------------------------------
Memphis (City of); Electric System Sub-Series
  2003 A RB
  2.00%, 12/01/04                                    AA-      Aa3     10,000       10,056,093
---------------------------------------------------------------------------------------------
Metropolitan Government (City of Nashville &
  County of Davidson) Health & Education
  Facilities Board (Adventist Health System); VRD
  Series 1997 A RB (LOC-SunTrust Bank of Central
  Florida)
  1.02%, 11/15/27(b)(c)                             A-1+   VMIG-1      2,800        2,800,000
---------------------------------------------------------------------------------------------
Metropolitan Government (City of Nashville &
  County of Davidson) Health & Education
  Facilities Board (Adventist/Sunbelt); VRD
  Series 1996 A RB (LOC-SunTrust Bank of Central
  Florida)
  1.02%, 11/15/26(b)(c)                             A-1+   VMIG-1      3,200        3,200,000
---------------------------------------------------------------------------------------------
Metropolitan Government (City of Nashville &
  County of Davidson) Health & Education
  Facilities Board (Park at Hermitage Project);
  VRD Series 2004 RB (CEP-Federal National
  Mortgage Association)
  1.03%, 02/15/34(c)                                  --   VMIG-1      6,645        6,645,000
---------------------------------------------------------------------------------------------
Metropolitan Government (City of Nashville &
  County of Davidson) Health & Education
  Facilities Board (Vanderbilt University); VRD
  Series 2002 B RB
  1.10%, 10/01/32(k)                                A-1+   VMIG-1      3,200        3,200,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (City of Nashville & County of Davidson);
  Unlimited Tax Series 2003-871 GO
  (Acquired 11/17/03; Cost $4,995,000)
  1.07%, 10/15/10(c)(d)(e)                            --   VMIG-1      4,995        4,995,000
---------------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Local Government Public Improvement); VRD
  Series 1995 A RB
  1.05%, 06/01/15(c)(f)                               --   VMIG-1      5,570        5,570,000
---------------------------------------------------------------------------------------------
  VRD Series 1995 B-2 RB
  1.05%, 06/01/06(c)(f)                               --   VMIG-1      1,210        1,210,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 I A-1 RB
  1.05%, 06/01/22(c)(f)                               --   VMIG-1      5,900        5,900,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 II B-1 RB
  1.05%, 06/01/25(c)(f)                               --   VMIG-1      1,200        1,200,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 II E-1 RB
  1.05%, 06/01/21(c)(f)                               --   VMIG-1      2,100        2,100,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 II E-3 RB
  1.05%, 06/01/10(c)(f)                               --   VMIG-1      1,500        1,500,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 II E-5 RB
  1.05%, 06/01/17(c)(f)                               --   VMIG-1      1,390        1,390,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

  VRD Series 1997 II F-1 RB
  1.05%, 06/01/17(c)(f)                               --   VMIG-1    $ 1,335   $    1,335,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 II F-5 RB
  1.05%, 06/01/27(c)(f)                               --   VMIG-1      2,315        2,315,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III A-4 RB
  1.05%, 06/01/17(c)(f)                               --   VMIG-1        300          300,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III B-2 RB
  1.05%, 06/01/19(c)(f)                               --   VMIG-1      5,150        5,150,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III C-3 RB
  1.05%, 06/01/18(c)(f)                               --   VMIG-1      3,770        3,770,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III C-4 RB
  1.05%, 06/01/20(c)(f)                               --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
  VRD Series 1999 II A-1 RB
  1.05%, 06/01/24(c)(f)                               --   VMIG-1      5,600        5,600,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III A-1 RB
  1.05%, 06/01/07(c)(f)                               --   VMIG-1     15,850       15,850,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III A-3 RB
  1.05%, 06/01/19(c)(f)                               --   VMIG-1      1,325        1,325,000
---------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational & Housing
  Facilities Board (Baptist Memorial Hospital);
  Commercial Paper Notes (LOC-Bank of America
  N.A.)
  0.96%, 04/19/04(b)                                A-1+       --     12,400       12,400,000
---------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational & Housing
  Facilities Board (Briarcrest); Educational
  Facilities VRD Series 2002 RB
  (LOC-SunTrust Bank)
  1.05%, 04/01/22(b)(c)                               --   VMIG-1     11,500       11,500,000
---------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational & Housing
  Facilities Board (St. Benedict Auburndale
  School); VRD Series 2003 RB
  (LOC-AmSouth Bank)
  1.07%, 05/01/33(b)(c)                               --   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
Washington (County of) (Capital Outlay Notes);
  Refunding Unlimited Tax Series 2002 GO
  4.00%, 02/01/05(f)                                  --      Aaa      1,000        1,024,042
---------------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Educational
  Facilities VRD Series 2003 RB
  (LOC-SunTrust Bank)
  1.10%, 04/01/23(b)(c)                               --   VMIG-1      2,500        2,500,000
=============================================================================================
                                                                                  246,580,135
=============================================================================================

TEXAS-12.07%

ABN AMRO Munitops Ctfs. Trust (City of Leander
  Independent School District); Refunding
  Unlimited Multi-State Non-AMT Series 2002-16
  Ctfs. (Acquired 08/20/03; Cost $5,395,000)
  1.12%, 08/15/10(c)(d)(e)                            --   VMIG-1      5,395        5,395,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Alief (City of) Independent School District;
  Unlimited Tax Series 1997 GO (CEP-Texas
  Permanent School Fund)
  6.60%, 02/15/05                                    AAA      Aaa    $ 1,000   $    1,047,912
---------------------------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
  (ACES-Panhandle Pooled Health Care); VRD Series
  1985 RB (LOC-BNP Paribas)
  1.10%, 05/31/25(b)(c)                               --   VMIG-1      6,891        6,891,000
---------------------------------------------------------------------------------------------
Austin (City of) Housing Finance Corp. (Stassney
  Woods Apartments); Refunding Multi-Family
  Housing VRD Series 2004 A RB
  (CEP-Federal National Mortgage Association)
  1.03%, 10/15/32(c)                                  --   VMIG-1      4,050        4,050,000
---------------------------------------------------------------------------------------------
Austin (City of) Water & Wastewater System;
  Refunding Series 2002 A RB
  5.00%, 11/15/04(f)                                 AAA      Aaa      4,000        4,096,630
---------------------------------------------------------------------------------------------
Austin (City of); Refunding Limited Tax Series
  1993 GO
  5.50%, 09/01/04                                    AA+      Aa2      4,250        4,329,198
---------------------------------------------------------------------------------------------
Austin (City of); Utility System Series 1994 RB
  5.75%, 11/15/04(i)(o)                              AAA      Aaa      2,605        2,679,819
---------------------------------------------------------------------------------------------
Bell (County of) Health Facilities Development
  Corp. (Scott & White Memorial Hospital); VRD
  Series 2000 B-1 RB
  1.12%, 08/15/29(f)(k)                             A-1+   VMIG-1      7,100        7,100,000
---------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities Development
  Corp. (Air Force Village); VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.03%, 04/19/04(b)(c)                             A-1+       --     19,800       19,800,000
---------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities Development
  Corp. (Warm Springs); Healthcare System VRD
  Series 1997 RB
  (LOC-Chase Bank of Texas N.A.)
  1.06%, 09/01/27(b)(c)                               --   VMIG-1      3,635        3,635,000
---------------------------------------------------------------------------------------------
Brownsville (City of) Utility Systems; Refunding
  Sub. Lien VRD Series 2001 A RB
  0.90%, 11/04/04(f)(i)(l)                          A-1+   VMIG-1      3,300        3,300,000
---------------------------------------------------------------------------------------------
Coastal Bend Health Facilities Development Corp.
  (Incarnate Word Health Services); VRD Series
  1998 B RB
  1.00%, 08/15/28(c)(f)                            SP-1+   VMIG-1      1,800        1,800,000
---------------------------------------------------------------------------------------------
Dallas (City of) Waterworks & Sewer System;
  Refunding & Improvement Series 1997 RB
  5.25%, 04/01/04(i)(o)                              NRR      NRR      3,120        3,166,800
---------------------------------------------------------------------------------------------
Dallas (City of) Waterworks & Sewer System;
  Refunding Series 2002 A RB
  4.00%, 10/01/04                                    AA+      Aa2      3,500        3,551,725
---------------------------------------------------------------------------------------------
Dallas (City of); Limited Tax Series 2003 GO
  3.50%, 02/15/05                                    AA+      Aa1      1,500        1,532,363
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston Airport);
  VRD Series 2000-4307 COP (Acquired 11/15/00;
  Cost $15,750,000)
  1.08%, 07/01/28(c)(d)(e)                          A-1+       --     15,750       15,750,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Eagle Tax Exempt Trust (City of Houston Water &
  Sewer); VRD Series 2002-6019 Class A COP
  (Acquired 11/13/02; Cost $8,910,000)
  1.08%, 12/01/30(c)(d)(e)                          A-1+       --    $ 8,910   $    8,910,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston Water &
  Sewer); VRD Series 97-4305 COP (Acquired
  04/27/99; Cost $14,005,000)
  1.08%, 12/01/27(c)(d)(e)                          A-1+       --     14,005       14,005,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll Road);
  VRD Series 2001-4305 COP (Acquired 05/08/01;
  Cost $7,390,000)
  1.08%, 08/01/14(c)(d)(e)                          A-1+       --      7,390        7,390,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll Road);
  VRD Series 2002-6012 Class A COP (Acquired
  11/20/02; Cost $1,580,000)
  1.08%, 08/15/30(c)(d)(e)                          A-1+       --      1,580        1,580,000
---------------------------------------------------------------------------------------------
El Paso (County of); Refunding Limited Tax Series
  2002 A GO
  3.25%, 02/15/05(f)                                 AAA      Aaa      1,040        1,059,393
---------------------------------------------------------------------------------------------
First Union MERLOTs (Harris County Toll Road);
  VRD Series 2003 B16 RB (Acquired 02/19/03; Cost
  $3,015,000)
  1.10%, 08/15/25(c)(d)(e)                            --   VMIG-1      3,015        3,015,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (Jefferson County Health
  Facilities Development Corp.); VRD Series 2001
  A83 RB
  (Acquired 11/18/03; Cost $3,615,000)
  1.20%, 11/16/04(d)(e)(i)(n)                        A-1       --      3,615        3,615,000
---------------------------------------------------------------------------------------------
Garland (City of) Industrial Development
  Authority Inc. (Carroll Co. Project); VRD
  Series 1984 IDR (LOC-Wells Fargo Bank N.A.)
  (Acquired 09/03/03; Cost $1,050,000)
  1.06%, 12/01/14(b)(c)(d)                            --      Aaa      1,050        1,050,000
---------------------------------------------------------------------------------------------
Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Refunding Multi-Family
  VRD Series 1993 RB (CEP-General Electric
  Capital Corp.)
  1.08%, 06/01/10(c)                                A-1+       --      2,700        2,700,000
---------------------------------------------------------------------------------------------
Harris (County of) Cultural Education Facilities
  Finance Corp. (Houston Music Hall Foundation);
  VRD Series 1999 RB
  (LOC-Chase Bank of Texas)
  1.06%, 06/01/29(b)(c)                             A-1+       --      1,200        1,200,000
---------------------------------------------------------------------------------------------
Harris (County of) Health Facilities Development
  Corp. (St. Luke's Episcopal Hospital); VRD
  Refunding Series 2001 B RB
  1.12%, 02/15/31(k)                                A-1+       --     15,000       15,000,000
---------------------------------------------------------------------------------------------
Harris (County of) Health Facilities Development
  Corp. (Texas Medical Center Project); Special
  Facilities VRD Series 1999 B RB
  1.12%, 05/15/29(f)(k)                             A-1+   VMIG-1      2,900        2,900,000
---------------------------------------------------------------------------------------------
Harris (County of) Hospital District; Sub. Lien
  Series A RN 0.97%, 05/25/04                       A-1+       --      9,451        9,451,000
---------------------------------------------------------------------------------------------
Harris (County of) Houston Texas Sports Authority
  (Rodeo); Jr. Lein VRD Series 2001 C RB
  1.07%, 11/15/30(c)(f)                             A-1+   VMIG-1      6,400        6,400,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Harris (County of); Permanent Improvement
  Unlimited Tax Series 2003 GO
  3.00%, 10/01/04                                    AA+      Aa1    $ 1,000   $    1,009,456
---------------------------------------------------------------------------------------------
Harris (County of); Refunding Unlimited Tax
  Series 2001 GO
  5.00%, 10/01/04                                    AA+      Aa1      4,970        5,067,381
---------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development Corp.
  (AMOCO Project); Pollution Control VRD Series
  1985 IDR
  1.05%, 05/01/04(h)(i)                             A-1+      P-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
Houston (City of); Series A Commercial Paper
  Notes
  0.95%, 05/25/04                                    A-1      P-1     20,000       20,000,000
---------------------------------------------------------------------------------------------
Humble (City of) Independent School District
  (School Building); Unlimited Tax VRD Series
  2003 GO
  (CEP-Texas Permanent School Fund)
  1.02%, 06/15/23(c)                                A-1+   VMIG-1     12,500       12,500,000
---------------------------------------------------------------------------------------------
Mansfield (City of); Refunding Unlimited Tax
  Series 2004 GO
  2.00%, 02/15/05(f)                                 AAA      Aaa        855          861,669
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Brazosport
  Independent School District); Refunding
  Unlimited Tax VRD Series 2003 PT-1690 GO
  (Acquired 02/20/03; Cost $4,945,000)
  1.07%, 08/15/10(c)(d)(e)                            --   VMIG-1      4,945        4,945,000
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Harris County Hospital
  District); VRD Series 2002 PT-665 RB (Acquired
  10/02/02; Cost $5,935,000)
  1.07%, 08/15/08(c)(d)(e)                          A-1+       --      5,935        5,935,000
---------------------------------------------------------------------------------------------
Mesquite (City of) Independent School District
  (School Building); Unlimited Tax VRD Series
  2003 A GO (CEP-Texas Permanent School Fund)
  1.02%, 08/01/29(c)                               SP-1+       --     10,000       10,000,000
---------------------------------------------------------------------------------------------
Midlothian (City of) Industrial Development Corp.
  (Box-Crow Cement Co. Project); Pollution
  Control VRD Series 1984 IDR
  (LOC-UBS A.G.)
  1.03%, 12/01/09(b)(c)                               --      P-1      1,400        1,400,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (State of Texas Affordable Housing
  Corp.); Floating Rate Trust Ctfs. VRD Series
  2003-780 RB (Acquired 02/19/03; Cost
  $2,500,000)
  1.07%, 09/01/22(c)(d)(e)                            --   VMIG-1      2,500        2,500,000
---------------------------------------------------------------------------------------------
North Central (Region of) Health Facility
  Development Corp. (Northwest Senior Housing
  Corp.); Retirement Facility VRD Series 1999 C
  RB
  (LOC-LaSalle Bank N.A.)
  1.02%, 11/15/29(b)(c)                              A-1       --      3,900        3,900,000
---------------------------------------------------------------------------------------------
Northside Independent School District; Refunding
  Unlimited Tax Series 2003 A GO (CEP-Texas
  Permanent School Fund)
  1.00%, 08/01/04(i)(l)                             A-1+   VMIG-1      2,400        2,400,000
---------------------------------------------------------------------------------------------
Pasadena (City of) Independent School District;
  Limited Tax VRD Series 2000 A GO (CEP-Texas
  Permanent School Fund)
  1.35%, 04/01/04(i)(l)                               --   VMIG-1      2,000        2,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Red River Authority (Southwestern Public
  Services); Refunding Pollution Control Series
  1996 IDR
  1.02%, 07/01/16(c)(f)                             A-1+   VMIG-1    $ 4,000   $    4,000,000
---------------------------------------------------------------------------------------------
San Antonio (City of) Water System; Series 2001 A
  Commercial Paper Notes
  0.98%, 04/07/04                                   A-1+      P-1     32,200       32,200,000
---------------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance Corp.
  (Austin College Project); VRD Series 1997 RB
  (LOC-Bank of America N.A.)
  1.10%, 01/01/18(b)(c)                             A-1+       --     12,800       12,800,000
---------------------------------------------------------------------------------------------
Texas (State of) Department of Housing &
  Community Affairs (High Point III); Refunding
  Multi-Family Housing VRD Series 1993 A RB
  (CEP-Federal National Mortgage Association)
  1.02%, 02/01/23(c)                                A-1+       --      6,550        6,550,000
---------------------------------------------------------------------------------------------
Texas (State of); Series 2003 TRAN
  2.00%, 08/31/04                                  SP-1+    MIG-1     63,200       63,428,820
---------------------------------------------------------------------------------------------
Tom Green (County of) Health Facilities
  Development Corp. (Universal Health Services of
  San Antonio); Health Facilities VRD Series 1985
  RB (LOC-Morgan Guaranty Trust)
  1.02%, 12/01/15(b)(c)                             A-1+       --      2,200        2,200,000
---------------------------------------------------------------------------------------------
Travis (County of) Housing Finance Corp. (Travis
  Station Apartments Project); Refunding
  Multi-Family Housing VRD Series 2004 A RB
  (CEP-Federal National Mortgage Association)
  1.03%, 02/15/34(c)                                  --   VMIG-1      3,585        3,585,000
---------------------------------------------------------------------------------------------
Trinity River Industrial Development Authority
  (Radiation Sterilizers); (LOC-American National
  Bank & Trust)
  VRD Series 1985 A IDR 1.10%, 11/01/05(b)(j)        A-1       --      1,900        1,900,000
---------------------------------------------------------------------------------------------
  VRD Series 1985 B IDR 1.10%, 11/01/05(b)(j)        A-1       --      2,450        2,450,000
---------------------------------------------------------------------------------------------
Wachovia MERLOTs (Southeast Texas Housing Finance
  Corp.); VRD Series 2001 A18 RB (Acquired
  11/18/03; Cost $4,680,000)
  1.20%, 11/16/04(d)(e)(i)(n)                        A-1       --      4,680        4,680,000
---------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Texas); Refunding
  VRD Series 2003 B14 RB (Acquired 01/29/03; Cost
  $8,010,000)
  1.08%, 08/15/22(c)(d)(e)                            --   VMIG-1      8,010        8,010,000
=============================================================================================
                                                                                  385,723,166
=============================================================================================

UTAH-1.88%

Davis (County of) Housing Authority (Fox Creek
  Apartments); Refunding Multi-Family Housing VRD
  Series 1997 A RB
  (LOC-Bank One Arizona N.A.)
  1.06%, 08/15/27(b)(c)                              A-1       --      4,240        4,240,000
---------------------------------------------------------------------------------------------
Davis (County of) School District (Utah School
  Building Guarantee Program); Unlimited Tax
  Series 2003 GO
  2.00%, 06/01/04                                     --      Aaa      4,040        4,046,141
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
UTAH-(CONTINUED)

Emery (County of) (PacifiCorp Projects);
  Refunding Pollution Control VRD Series 1994 RB
  1.12%, 11/01/24(f)(k)                              A-1   VMIG-1    $ 8,500   $    8,500,000
---------------------------------------------------------------------------------------------
First Union MERLOTS (Intermountain Power Agency);
  Power Supply VRD Series 2002 A59 RB (Acquired
  10/23/02; Cost $7,120,000)
  1.10%, 07/01/10(c)(d)(e)                            --   VMIG-1      7,120        7,120,000
---------------------------------------------------------------------------------------------
Intermountain Power Agency; Power Supply VRD
  Series 1985 E RB
  1.05%, 06/01/04(f)(i)                             A-1+   VMIG-1     14,770       14,770,000
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Murray Hospital
  Revenue); VRD Series 2002 PA-1066 RB
  (Acquired 10/02/02; Cost $5,995,000)
  1.07%, 05/15/22(c)(d)(e)                           A-1       --      5,995        5,995,000
---------------------------------------------------------------------------------------------
Murray (City of) (IHC Health Services Inc.);
  Hospital VRD Series 2003 C RB
  1.12%, 05/15/36(k)                                A-1+       --      6,450        6,450,000
---------------------------------------------------------------------------------------------
Salt Lake (City of) (Gateway Project); Special
  Assessment VRD Series 2003 (LOC-Citibank N.A.)
  1.05%, 12/01/23(b)(c)                             A-1+       --      5,900        5,900,000
---------------------------------------------------------------------------------------------
Salt Lake City (City of) Industrial Development
  (Parkview Plaza Associates); VRD Series 1984
  IDR (LOC-Bank One Arizona N.A.)
  1.10%, 12/01/14(b)(c)                              A-1       --      2,175        2,175,000
---------------------------------------------------------------------------------------------
Sanpete (County of) School Facilities (Wasatch
  Academy); VRD Series 2003 RB (LOC-U.S. Bank
  N.A.)
  1.07%, 08/01/28(b)(c)                             A-1+       --      1,000        1,000,000
=============================================================================================
                                                                                   60,196,141
=============================================================================================

VERMONT-0.54%

Vermont (State of) Educational & Health Building
  Financing Agency (Fletcher Allen Health Care
  Inc.); Hospital VRD Series 2000 B RB
  1.09%, 12/01/30(c)(f)                             A-1+   VMIG-1     10,800       10,800,000
---------------------------------------------------------------------------------------------
Vermont (State of) Student Assistance Corp.;
  Student Loan VRD Series 1985 RB (LOC-State
  Street Bank & Trust)
  1.05%, 01/01/08(b)(j)                               --   VMIG-1      2,640        2,640,000
---------------------------------------------------------------------------------------------
Vermont (State of); Unlimited Tax Series 1994 A
  GO
  6.40%, 01/15/05(i)(o)                              NRR      NRR      3,510        3,723,496
=============================================================================================
                                                                                   17,163,496
=============================================================================================

VIRGINIA-0.34%

Chesapeake (City of) Hospital Authority
  (Chesapeake General Hospital); Hospital
  Facility VRD Series 2001 B RB (LOC-SunTrust
  Bank)
  1.08%, 07/01/31(b)(c)                             A-1+       --      1,545        1,545,000
---------------------------------------------------------------------------------------------
Harrisonburg (City of) Redevelopment & Housing
  Authority (Misty Ridge Project); Refunding
  Multi-Family Housing VRD Series 1991 A RB
  (LOC-Bank One N.A.)
  1.05%, 03/01/16(b)(c)                               --   VMIG-1      2,000        2,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Norfolk (City of) Industrial Development
  Authority (Sentara Health System); Commercial
  Paper Notes
  0.95%, 05/11/04                                   A-1+      P-1    $ 5,500   $    5,500,000
---------------------------------------------------------------------------------------------
Winchester (City of) Industrial Development
  Authority (Shenandoah University); Educational
  Facilities Series 1994 IDR
  6.70%, 10/01/04(i)(o)                              NRR      NRR      1,620        1,697,758
=============================================================================================
                                                                                   10,742,758
=============================================================================================

WASHINGTON-6.11%

ABN AMRO Munitops Ctfs. Trust (City of Seattle);
  Multi-State Non-AMT VRD Series 2003-7 Ctfs.
  (Acquired 05/13/03; Cost $10,685,000)
  1.10%, 06/16/04(d)(e)(g)(h)(n)                      --   VMIG-1     10,685       10,685,000
---------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (King County);
  Limited Tax Multi-State Non-AMT VRD Series
  2001-1 Ctfs. (Acquired 01/04/01; Cost
  $10,000,000)
  1.12%, 07/01/06(c)(d)(e)                            --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional Conference
  Center); VRD Series 2003 RB (LOC-Bank of
  America NT & SA)
  1.10%, 12/01/28(b)(c)(g)                            --       --      2,565        2,565,000
---------------------------------------------------------------------------------------------
Clark (County of) School District No. 037 (City
  of Vancouver); Refunding Unlimited Tax Series
  2003 B GO
  2.00%, 06/01/04                                     --      Aa1      1,700        1,702,705
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington
  Public Power Support System Project 2), VRD
  Series 96-4703 COP (Acquired 05/02/01; Cost
  $5,870,000)
  1.08%, 07/01/11(c)(d)(e)                          A-1+       --      5,870        5,870,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington); VRD
  Series 98-4701, Class A COP (Acquired 07/20/00;
  Cost $14,400,000)
  1.08%, 05/01/18(c)(d)(e)                          A-1+       --     14,400       14,400,000
---------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Commercial Paper Notes (LOC-Bank of America
  N.A.)
  1.00%, 10/26/04(b)                                A-1+       --      4,300        4,300,000
---------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Series A Project RN (LOC-Bank of America N.A.)
  1.00%, 10/26/04(b)                                A-1+       --      7,000        7,000,000
---------------------------------------------------------------------------------------------
Everett (City of); Limited VRD Tax Series 2001 GO
  (LOC-Bank of America N.A.)
  1.10%, 12/01/21(b)(c)(g)                            --       --      2,600        2,600,000
---------------------------------------------------------------------------------------------
Issaquah (City of) Community Properties; VRD
  Special Revenue Series 2001 A RB (LOC-Bank of
  America N.A.)
  1.03%, 02/15/21(b)(c)                               --   VMIG-1     10,150       10,150,000
---------------------------------------------------------------------------------------------
King & Snohomish (Counties of) School District
  No. 417 (Northshore); Unlimited Tax Series 2003
  GO
  2.00%, 12/01/04(f)                                 AAA      Aaa      3,300        3,319,169
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

King (County of) Economic Enterprise Corp. (Puget
  Sound Blood Center Project); VRD Series 1998
  IDR (LOC-U.S. Bank N.A.)
  1.07%, 04/01/23(b)(c)                               --   VMIG-1    $ 3,810   $    3,810,000
---------------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Special Revenue
  VRD Series 1999 A RB
  (LOC-U.S. Bank N.A.)
  1.05%, 12/01/19(b)(c)                               --   VMIG-1     11,800       11,800,000
---------------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Special Revenue
  VRD Series 1999 B RB
  (LOC-U.S. Bank N.A.)
  1.05%, 12/01/19(b)(c)                               --   VMIG-1        200          200,000
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Energy Northwest);
  Refunding VRD Series 2001 PA-846 RB (Acquired
  10/02/02; Cost $3,800,000)
  1.08%, 01/01/10(c)(d)(e)                           A-1       --      3,800        3,800,000
---------------------------------------------------------------------------------------------
Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); Special Revenue VRD
  Series 1997 RB
  (LOC-Bank of America NT & SA)
  1.10%, 01/01/27(b)(c)                             A-1+   VMIG-1     12,705       12,705,000
---------------------------------------------------------------------------------------------
Pierce (County of) School District No. 010 (City
  of Tacoma); Unlimited Tax Series 2001 GO
  4.00%, 06/01/04                                     AA      Aa1      1,000        1,005,044
---------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); Low Income Housing Assistance
  VRD Series 1994 B RB
  (LOC-U.S. Bank of Washington)
  1.07%, 05/01/19(b)(c)                             A-1+       --      2,440        2,440,000
---------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Refunding VRD Series
  1995 RB (LOC-U.S. Bank N.A.)
  1.03%, 12/01/15(b)(c)                             A-1+       --      1,760        1,760,000
---------------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development Corp.
  (Sysco Food Services Project); Refunding VRD
  Series 1994 RB
  1.06%, 11/01/25(c)                                A-1+   VMIG-1      8,000        8,000,000
---------------------------------------------------------------------------------------------
Snohomish (County of) Housing Authority (Ebey
  Arms Centerhouse Project); Refunding Housing
  VRD Series 2003 RB
  (LOC-Bank of America N.A.)
  1.10%, 12/01/34(b)(c)(g)                            --       --      6,245        6,245,000
---------------------------------------------------------------------------------------------
Tacoma (City of); Series 2B Commercial Paper
  Notes (LOC-Bank of America N.A.)
  0.95%, 04/08/04(b)                                A-1+      P-1     15,000       15,000,000
---------------------------------------------------------------------------------------------
Vancouver (City of) Housing Authority (Village
  Park Apartments Project); Housing VRD Series
  2000 RB
  (LOC-U.S. Bank N.A.)
  1.05%, 11/02/05(b)(c)                             A-1+       --      1,430        1,430,000
---------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Puget Sound Regional
  Transit Authority); Sales Tax & Motor VRD
  Series 2001 A46 RB
  (Acquired 11/12/03; Cost $6,275,000)
  1.30%, 11/10/04(d)(e)(i)(n)                         --   VMIG-1      6,275        6,275,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Wachovia MERLOTs (County of Snohomish); Limited
  Tax VRD Series 2003 B33 GO (Acquired 03/01/04;
  Cost $4,545,000)
  1.10%, 12/01/27(c)(d)(e)                            --   VMIG-1    $ 4,545   $    4,545,000
---------------------------------------------------------------------------------------------
Washington (State of) Economic Development
  Finance Authority (Seadrunar Recycling LLC
  Project); Economic Development VRD Series 2000
  E RB (LOC-U.S. Bank N.A.)
  1.08%, 08/01/25(b)(c)                             A-1+       --      2,715        2,715,000
---------------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority (Empire Health Services); VRD Series
  2003 RB (LOC-U.S. Bank N.A.)
  1.02%, 11/01/23(b)(c)                             A-1+       --      2,335        2,335,000
---------------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority (Providence Services); VRD Series
  2002 A RB (LOC-U.S. Bank N.A.)
  1.12%, 12/01/30(b)(k)                             A-1+       --     11,200       11,200,000
---------------------------------------------------------------------------------------------
Washington (State of) Higher Education Facilities
  Authority (Cornish College Arts Project); VRD
  Series 2003 A RB
  (LOC-Bank of America N.A.)
  1.10%, 12/01/33(b)(c)                               --   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (Emerald Heights Project); Refunding Nonprofit
  Housing VRD Series 2003 RB (LOC-Bank of America
  N.A.)
  1.08%, 07/01/33(b)(g)(k)                            --       --      6,500        6,500,000
---------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (Judson Park Project); Refunding Nonprofit
  Housing VRD Series 2004 A RB
  (LOC-U.S. Bank N.A.)
  1.02%, 01/01/29(b)(c)(g)                            --       --     10,210       10,210,000
---------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (Nikkei Concerns Project); Nonprofit Housing
  VRD Series 1994 RB
  (LOC-U.S. Bank N.A.)
  1.08%, 10/01/19(b)(c)                             A-1+       --      2,235        2,235,000
---------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (Tacoma Art Museum Project); Nonprofit VRD
  Series 2002 RB
  (LOC-Northern Trust Co.)
  1.17%, 06/01/32(b)(k)                               --   VMIG-1      1,225        1,225,000
---------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (University Preparatory Academy Project);
  Nonprofit VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.10%, 07/01/30(b)(c)                               --   VMIG-1      1,250        1,250,000
---------------------------------------------------------------------------------------------
Washington (State of); Refunding Unlimited Tax
  Series 2001 R-A GO
  5.25%, 09/01/04(f)                                 AAA      Aaa      1,000        1,017,163
=============================================================================================
                                                                                  195,294,081
=============================================================================================

WEST VIRGINIA-1.11%

Monongalia (County of) Building Community
  Hospital (Monongalia General Hospital);
  Refunding VRD Series 2002 A RB
  (LOC-Bank One of West Virginia)
  1.05%, 07/01/17(b)(c)                              A-1   VMIG-1        745          745,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
WEST VIRGINIA-(CONTINUED)

West Virginia (State of) Hospital Finance
  Authority (Cabell Huntington); Refunding VRD
  Series 2002 A-1 RB
  (LOC-Bank One of West Virginia)
  1.06%, 06/01/13(b)(c)                               --   VMIG-1    $10,270   $   10,270,000
---------------------------------------------------------------------------------------------
West Virginia (State of) Hospital Finance
  Authority (Camden Clark Hospital); Refunding
  VRD Series 2003 A RB (LOC-U.S. Bank N.A.)
  1.07%, 02/01/10(b)(c)                               --   VMIG-1      5,580        5,580,000
---------------------------------------------------------------------------------------------
West Virginia (State of) Hospital Finance
  Authority (Pallottine Health); Refunding VRD
  Series 2003 A-1 RB (LOC-Bank One N.A.)
  1.02%, 10/01/33(b)(c)                               --   VMIG-1     19,000       19,000,000
=============================================================================================
                                                                                   35,595,000
=============================================================================================

WISCONSIN-2.72%

Byron (City of) (Ocean Spray Inc. Project);
  Refunding VRD Series 1998 IDR (LOC-Wachovia
  Bank of North Carolina) (Acquired 11/06/03;
  Cost $3,500,000)
  1.01%, 12/01/20(b)(c)(d)                            --      Aa2      3,500        3,500,000
---------------------------------------------------------------------------------------------
Kimberly (City of) (Fox Cities YMCA Project); VRD
  Series 2002 RB
  (LOC-M&I Marshall & Ilsley)
  1.10%, 04/01/32(b)(c)                               --   VMIG-1      2,540        2,540,000
---------------------------------------------------------------------------------------------
Waukesha (County of); Unlimited Tax Promissory
  Notes Series 2004 GO
  2.00%, 04/01/05                                     --      Aaa      1,500        1,513,950
---------------------------------------------------------------------------------------------
Wind Point (City of) (Johnson Foundation
  Project); VRD Series 2000 RB (LOC-Harris Trust
  & Savings Bank)
  1.07%, 09/01/35(b)(c)                             A-1+       --      4,700        4,700,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish Project);
  VRD Series 2003 RB (LOC-Bank One N.A.)
  1.06%, 07/01/28(b)(c)                               --   VMIG-1      2,150        2,150,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health System); VRD
  Series 2003 C RB
  (LOC-M&I Marshall & Ilsley)
  1.05%, 08/15/23(b)(c)                               --   VMIG-1      7,600        7,600,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health); Pooled
  Loan VRD Series 2003 I RB
  (LOC-M&I Marshall & Ilsley)
  1.06%, 06/01/23(b)(c)                               --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Sinai Samaritan Medical
  Center); VRD Series 1994 A RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.05%, 09/01/19(b)(c)                              A-1       --      5,938        5,938,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Johns Home); Pooled
  Loan VRD Series 2003 J RB
  (LOC-M&I Marshall & Ilsley)
  1.06%, 07/01/23(b)(c)                               --   VMIG-1      4,250        4,250,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (St. Lukes Medical
  Center); VRD Series 1987 RB
  (LOC-Kredietbank N.V.) (Acquired 11/25/03; Cost
  $30,000,000)
  1.05%, 12/01/17(b)(c)(d)                           A-1       --    $30,000   $   30,000,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash Flow
  Management Program; Series 2003 B-1 COP
  2.00%, 11/01/04                                     --    MIG-1      5,565        5,592,307
---------------------------------------------------------------------------------------------
Wisconsin (State of); Clean Water Series 1993-2
  RB
  4.70%, 06/01/04                                    AA+      Aa2      3,500        3,520,894
---------------------------------------------------------------------------------------------
Wisconsin (State of); Transportation Series 2002
  A RB
  3.00%, 07/01/04(f)                                 AAA      Aaa      5,750        5,778,157
=============================================================================================
                                                                                   87,083,308
=============================================================================================
TOTAL INVESTMENTS-100.19% (Cost
  $3,202,019,641)(p)                                                            3,202,019,641
=============================================================================================
OTHER ASSETS LESS LIABILITIES-(0.19%)                                              (6,082,827)
=============================================================================================
NET ASSETS-100.00%                                                             $3,195,936,814
_____________________________________________________________________________________________
=============================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificate of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Optional Tender
NRR      - Not Re-Rated
P-Floats - Puttable Floating Option Tax-Exempt Receipts
PUTTERS  - Puttable Tax Exempt Receipts
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (g) and (m) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury Obligation held by a bank custodian; this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Auditors.
(b) Principal and interest payments are guaranteed by the letter of credit agreement.
(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on 03/31/04.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 03/31/04 was $699,770,000, which represented 21.90% of the Fund's net assets. Unless otherwise indicated, this security is not considered to be illiquid.
(e) Synthetic municipal instrument; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., MBIA Insurance Corp. or XL Capital Assurance Inc.
(g) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(h) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on 03/31/04.
(i) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(j) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined monthly. Rate shown is the rate in effect on 03/31/04.
(k) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined daily. Rate shown is the rate in effect on 03/31/04.
(l) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined annually. Rate shown is the rate in effect on 03/31/04.
(m) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Trustees and followed by the investment advisor.
(n) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 03/31/04 was $63,310,000 which represented 1.98% of the Fund's net assets.
(o) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(p) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2004

ASSETS:

Investments, at market value (cost $3,202,019,641)                        $3,202,019,641
---------------------------------------------------------------------------------------
Cash                                                                          1,386,158
---------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                            2,655,250
---------------------------------------------------------------------------------------
  Interest                                                                    7,736,379
---------------------------------------------------------------------------------------
  Amount due from advisor                                                        39,311
---------------------------------------------------------------------------------------
Investment for deferred compensation and retirement plans                       133,075
---------------------------------------------------------------------------------------
Other assets                                                                    107,519
=======================================================================================
    Total assets                                                          3,214,077,333
_______________________________________________________________________________________
=======================================================================================

LIABILITIES:

Payables for:
  Investments purchased                                                      15,689,202
---------------------------------------------------------------------------------------
  Dividends                                                                   1,950,617
---------------------------------------------------------------------------------------
  Deferred compensation and retirement plans                                    202,501
---------------------------------------------------------------------------------------
Accrued distribution fees                                                       131,205
---------------------------------------------------------------------------------------
Accrued transfer agent fees                                                      94,662
---------------------------------------------------------------------------------------
Accrued operating expenses                                                       72,332
=======================================================================================
    Total liabilities                                                        18,140,519
=======================================================================================
Net assets applicable to shares outstanding                               $3,195,936,814
_______________________________________________________________________________________
=======================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                           $3,195,937,746
---------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment securities                (932)
=======================================================================================
                                                                          $3,195,936,814
_______________________________________________________________________________________
=======================================================================================


NET ASSETS:

Institutional Class                                                       $1,953,768,936
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                  $ 150,399,126
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                                 $  10,393,628
_______________________________________________________________________________________
=======================================================================================
Cash Management Class                                                     $ 768,140,990
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                             $  14,029,600
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                            $ 299,204,534
_______________________________________________________________________________________
=======================================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF
  SHARES AUTHORIZED:

Institutional Class                                                       1,953,715,247
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                    150,385,407
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                                    10,390,617
_______________________________________________________________________________________
=======================================================================================
Cash Management Class                                                       768,132,195
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                                14,027,577
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                              299,203,210
_______________________________________________________________________________________
=======================================================================================
Net asset value and offering price per share for each class               $        1.00
_______________________________________________________________________________________
=======================================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended March 31, 2004

INVESTMENT INCOME:

Interest                                                      $30,872,790
=========================================================================

EXPENSES:

Advisory fees                                                   6,126,543
-------------------------------------------------------------------------
Administrative services fees                                      581,975
-------------------------------------------------------------------------
Custodian fees                                                    189,391
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,057,444
-------------------------------------------------------------------------
  Personal Investment Class                                        94,654
-------------------------------------------------------------------------
  Cash Management Class                                           665,410
-------------------------------------------------------------------------
  Reserve Class                                                   112,954
-------------------------------------------------------------------------
  Resource Class                                                  589,637
-------------------------------------------------------------------------
Transfer agent fees                                               529,387
-------------------------------------------------------------------------
Trustees' fees                                                     53,746
-------------------------------------------------------------------------
Other                                                             460,157
=========================================================================
    Total expenses                                             10,461,298
=========================================================================
Less: Fees waived                                              (2,279,393)
=========================================================================
    Net expenses                                                8,181,905
=========================================================================
Net investment income                                          22,690,885
=========================================================================
Net realized gain from investment securities                       40,841
=========================================================================
Net increase in net assets resulting from operations          $22,731,726
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   22,690,885    $   26,106,952
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 40,841           (25,175)
==============================================================================================
    Net increase in net assets resulting from operations          22,731,726        26,081,777
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (14,405,472)      (17,031,877)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (1,230,193)       (1,818,359)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (37,490)          (93,454)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           (5,040,826)       (4,920,342)
----------------------------------------------------------------------------------------------
  Reserve Class                                                       (8,425)          (64,630)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (1,968,479)       (2,178,290)
==============================================================================================
    Decrease in net assets resulting from distributions          (22,690,885)      (26,106,952)
==============================================================================================
Share transactions-net:
  Institutional Class                                            632,519,818        82,192,016
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (77,436,378)       48,742,626
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (6,598,054)       11,894,107
----------------------------------------------------------------------------------------------
  Cash Management Class                                          150,447,508       297,170,515
----------------------------------------------------------------------------------------------
  Reserve Class                                                    1,376,091        (5,545,385)
----------------------------------------------------------------------------------------------
  Resource Class                                                  39,025,099       122,868,778
==============================================================================================
    Net increase in net assets resulting from share
      transactions                                               739,334,084       557,322,657
==============================================================================================
    Net increase in net assets                                   739,374,925       557,297,482
==============================================================================================

NET ASSETS:

  Beginning of year                                            2,456,561,889     1,899,264,407
==============================================================================================
  End of year (including undistributed net investment income
    of $0 and $0 for 2004 and 2003, respectively)             $3,195,936,814    $2,456,561,889
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. On November 4, 2003, the Fund was reorganized from a separate series of Tax-Free Investments Co. to a new series portfolio of the Trust.

    Under the Trust's organizational documents, the Fund's officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code of 1986, as amended.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. The Fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.22%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 0.22% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees;
(iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement; (vi) Rule 12b-l fees; (vii) trustees' fees; and (viii) federal registration fees. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through March 31, 2005. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year ended March 31, 2004, AIM waived fees of $1,447,004.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended March 31, 2004, AIM was paid $581,975 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2004, AISI retained $432,332 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of the such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended March 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $528,722, $69,413, $532,328, $85,537 and $471,710, respectively, after FMC waived plan fees of $528,722, $25,241, $133,082, $27,417 and $117,927, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended March 31, 2004, the Fund paid legal fees of $10,305 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended March 31, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended March 31, 2004 and 2003 was as follows:

                                                                 2004           2003
----------------------------------------------------------------------------------------
Distributions paid from ordinary income -- tax exempt         $22,690,885    $26,106,952
________________________________________________________________________________________
========================================================================================

TAX COMPONENTS OF NET ASSETS:

As of March 31, 2004, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                   $      154,544
------------------------------------------------------------------------------
Temporary book/tax differences                                        (154,543)
------------------------------------------------------------------------------
Capital loss carryforward                                                 (933)
------------------------------------------------------------------------------
Shares of beneficial interest                                    3,195,937,746
==============================================================================
    Total net assets                                            $3,195,936,814
______________________________________________________________________________
==============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund utilized $30,487 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD
----------------------------------------------------------------------------
March 31, 2011                                                      $933
============================================================================
The ability to use capital loss carryforwards may be limited under the
Internal Revenue Code and related regulations.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                      CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------
                                                          {YEAR ENDED MARCH 31,
                                 ------------------------------------------------------------------------
                                                2004                                  2003
                                 -----------------------------------    ---------------------------------
                                     SHARES              AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             13,446,683,719    $ 13,446,683,719     9,993,613,813    $ 9,993,613,813
---------------------------------------------------------------------------------------------------------
  Private Investment Class           489,285,624         489,285,624       366,327,891        366,327,891
---------------------------------------------------------------------------------------------------------
  Personal Investment Class           26,756,133          26,756,133        49,022,061         49,022,061
---------------------------------------------------------------------------------------------------------
  Cash Management Class            5,641,820,633       5,641,820,633     3,773,086,548      3,773,086,548
---------------------------------------------------------------------------------------------------------
  Reserve Class                      156,764,612         156,764,612       179,359,417        179,359,417
---------------------------------------------------------------------------------------------------------
  Resource Class                   1,508,376,051       1,508,376,051       962,309,593        962,309,593
=========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                  7,301,226           7,301,226         4,749,313          4,749,313
---------------------------------------------------------------------------------------------------------
  Private Investment Class               737,747             737,747         1,254,023          1,254,023
---------------------------------------------------------------------------------------------------------
  Personal Investment Class                4,054               4,054            14,703             14,703
---------------------------------------------------------------------------------------------------------
  Cash Management Class                4,115,815           4,115,815         4,134,190          4,134,190
---------------------------------------------------------------------------------------------------------
  Reserve Class                            8,921               8,921            71,043             71,043
---------------------------------------------------------------------------------------------------------
  Resource Class                       1,860,224           1,860,224         2,003,975          2,003,975
=========================================================================================================
Reacquired:
  Institutional Class            (12,821,465,127)    (12,821,465,127)   (9,916,171,110)    (9,916,171,110)
---------------------------------------------------------------------------------------------------------
  Private Investment Class          (567,459,749)       (567,459,749)     (318,839,288)      (318,839,288)
---------------------------------------------------------------------------------------------------------
  Personal Investment Class          (33,358,241)        (33,358,241)      (37,142,657)       (37,142,657)
---------------------------------------------------------------------------------------------------------
  Cash Management Class           (5,495,488,940)     (5,495,488,940)   (3,480,050,223)    (3,480,050,223)
---------------------------------------------------------------------------------------------------------
  Reserve Class                     (155,397,442)       (155,397,442)     (184,975,845)      (184,975,845)
---------------------------------------------------------------------------------------------------------
  Resource Class                  (1,471,211,176)     (1,471,211,176)     (841,444,790)      (841,444,790)
=========================================================================================================
                                     739,334,084    $    739,334,084       557,322,657    $   557,322,657
_________________________________________________________________________________________________________
=========================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                       PRIVATE INVESTMENT CLASS
                                      ----------------------------------------------------------
                                                         YEAR ENDED MARCH 31,
                                      ----------------------------------------------------------
                                        2004           2003        2002        2001       2000
------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $  1.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01           0.01        0.02        0.04       0.03
================================================================================================
Less distributions from net
  investment income                      (0.01)         (0.01)      (0.02)      (0.04)     (0.03)
================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $  1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                           0.59%          0.97%       1.91%       3.69%      3.06%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $150,399       $227,832    $179,095    $141,946    $83,454
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                        0.47%(b)       0.47%       0.47%       0.45%      0.45%
------------------------------------------------------------------------------------------------
  Without fee waivers                     0.77%(b)       0.77%       0.78%       0.79%      0.79%
________________________________________________________________________________________________
================================================================================================
Ratio of net investment income to
  average net assets                      0.58%(b)       0.95%       1.76%       3.60%      3.00%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $211,488,884.

NOTE 8--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.


  Regulatory Actions and Inquiries Concerning IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.


  Regulatory Inquiries Concerning AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's

Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.

  Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  For the period ended March 31, 2004, the Fund has incurred no expenses in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

  Private Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain

Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

  Other Private Actions

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

  Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

  As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Tax-Free Cash Reserve Portfolio and the Board of Trustees of Tax-Free Investment Trust:

We have audited the accompanying statement of assets and liabilities of Tax-Free Cash Reserve Portfolio (a portfolio of Tax-Free Investments Trust), including the schedule of investments, as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended March 31, 2000 were audited by other auditors whose report dated May 1, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Cash Reserve Portfolio as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
May 17, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Tax-Free Cash Reserve Portfolio ("Fund"), an investment portfolio of Tax-Free Investments Trust (formerly Tax-Free Investments Company, Inc.), ("Company"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purposes:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

(2)* To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

                                                                     WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR      AUTHORITY
--------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  1,919,194,699     657,601
      Frank S. Bayley..............................  1,919,194,699     657,601
      James T. Bunch...............................  1,919,194,699     657,601
      Bruce L. Crockett............................  1,919,194,699     657,601
      Albert R. Dowden.............................  1,919,194,699     657,601
      Edward K. Dunn, Jr...........................  1,919,194,699     657,601
      Jack M. Fields...............................  1,919,194,699     657,601
      Carl Frischling..............................  1,919,194,699     657,601
      Robert H. Graham.............................  1,919,194,699     657,601
      Gerald J. Lewis..............................  1,919,194,699     657,601
      Prema Mathai-Davis...........................  1,919,194,699     657,601
      Lewis F. Pennock.............................  1,919,194,699     657,601
      Ruth H. Quigley..............................  1,919,194,699     657,601
      Louis S. Sklar...............................  1,919,194,699     657,601
      Larry Soll, Ph.D.............................  1,919,194,699     657,601
      Mark H. Williamson...........................  1,919,194,699     657,601

                                                                                      WITHHELD/
      MATTER                                           VOTES FOR     VOTES AGAINST   ABSTENTIONS
------------------------------------------------------------------------------------------------
(2)*  Approval of an Agreement and Plan of
      Reorganization which provides for the
      redomestication of Company as a Delaware
      statutory trust and, in connection therewith,
      the sale of all of Company's assets and the
      dissolution of Company as a Maryland
      corporation..................................  1,660,756,878     8,818,667     250,276,755**

 * Proposal required approval by a combined vote of all the portfolios of Tax-Free Investments Company, Inc.

** Includes Broker Non-Votes.

TRUSTEES AND OFFICERS

As of April 30, 2004

The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex, except for Messrs. Baker, Bunch, Lewis and Soll who oversee 111 portfolios in the AIM and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee, Chairman and                             (financial services holding company); Director and
  President                                         Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), and
                                                    Fund Management Company (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc. and
                                                    INVESCO Distributors, Inc.; Chief Executive
                                                    Officer, AMVESCAP PLC -- Managed Products;
                                                    Chairman and Chief Executive Officer of
                                                    NationsBanc Advisors, Inc.; and Chairman of
                                                    NationsBanc Investments, Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee                                           Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie             Badgley Funds, Inc.
  Trustee                                           Formerly: Partner, law firm of Baker & McKenzie      (registered investment
                                                                                                         company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1992             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee                                           (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                    Formerly: Director, President and Chief Executive    (Holdings), Ltd.
                                                    Officer, Volvo Group North America, Inc.; Senior     (insurance company)
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee                                           Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund
                                                                                                         (non-profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of April 30, 2004

The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex, except for Messrs. Baker, Bunch, Lewis and Soll who oversee 111 portfolios in the AIM and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND          TRUSTEE AND/      PRINCIPAL OCCUPATION(S)                                     OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST  OR OFFICER SINCE  DURING PAST 5 YEARS                                         HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937        1992              Partner, law firm of Kramer Levin Naftalis and Frankel      Cortland Trust, Inc.
  Trustee                                          LLP                                                         (registered
                                                                                                               investment company)
------------------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933        2003              Chairman, Lawsuit Resolution Services (California)          General Chemical
  Trustee                                          Formerly: Associate Justice of the California Court of      Group, Inc.
                                                   Appeals

------------------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950     1998              Formerly: Chief Executive Officer, YWCA of the USA          None
  Trustee

------------------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942       1992              Partner, law firm of Pennock & Cooper                       None
  Trustee

------------------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935        2001              Retired                                                     None
  Trustee

------------------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939         1992              Executive Vice President, Development and Operations,       None
  Trustee                                          Hines Interests Limited Partnership (real estate
                                                   development company)

------------------------------------------------------------------------------------------------------------------------------------
  Larry Soll, Ph.D. -- 1942      2003              Retired                                                     N/A
  Trustee

------------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS

------------------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956        2003              Director, Senior Vice President, Secretary and General      N/A
  Senior Vice President,                           Counsel, A I M Management Group Inc. (financial services
  Secretary and Chief Legal                        holding company) and A I M Advisors, Inc.; Vice President,
  Officer                                          A I M Capital Management, Inc., A I M Distributors, Inc.
                                                   and AIM Investment Services, Inc.; and Director, Vice
                                                   President and General Counsel, Fund Management Company
                                                   Formerly: Senior Vice President and General Counsel,
                                                   Liberty Financial Companies, Inc.; and Senior Vice
                                                   President and General Counsel, Liberty Funds Group, LLC

------------------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955         1992              Managing Director and Director of Money Market Research     N/A
  Vice President                                   and Special Projects, A I M Capital Management, Inc.;
                                                   and Vice President, A I M Advisors, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943        1992              Vice President and Chief Compliance Officer, A I M          N/A
  Vice President                                   Advisors, Inc. and A I M Capital Management, Inc.; and
                                                   Vice President, AIM Investment Services, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961      2004              Vice President and Fund Treasurer, A I M Advisors, Inc.     N/A
  Vice President and Treasurer
                                                   Formerly: Senior Vice President, AIM Investment Services,
                                                   Inc.; and Vice President, A I M Distributors, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960      1992              Director of Cash Management, Managing Director and Chief    N/A
  Vice President                                   Cash Management Officer, A I M Capital Management, Inc;
                                                   Director and President, Fund Management Company; and Vice
                                                   President, A I M Advisors, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940        2002              Director and Executive Vice President, A I M Management     N/A
  Vice President                                   Group, Inc., Director and Senior Vice President, A I M
                                                   Advisors, Inc., and Director, Chairman, President, Director
                                                   of Investments, Chief Executive Officer and Chief
                                                   Investment Officer, A I M Capital Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Ernst & Young LLP
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               5 Houston Center
Houston, TX 77046-1173          Suite 100                       Suite 100                       1401 McKinley, Suite 1200
                                Houston, TX 77046-1173          Houston, TX 77046-1173          Houston, TX 77010-4035

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   100 Church Street
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          New York, NY 10286-0001
Philadelphia, PA 19103-7599     New York, NY 10022-3852

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
We are required by Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2004.

AIM Tax-Free Cash Reserve Fund paid ordinary dividends in the amount of $.0083 during its tax year ended March 31, 2004. Of this amount, 100% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the Statement of Tax-Exempt Income.

                        TAX-FREE INVESTMENTS TRUST (TFIT)

                         TAX-FREE CASH RESERVE PORTFOLIO

                                  RESERVE CLASS

                                  ANNUAL REPORT

                                 MARCH 31, 2004

This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.

                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

TFIT-AR-4

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           This is the report on the Reserve Class of Tax-Free
ROBERT H.           Investments Trust (TFIT) Tax-Free Cash Reserve Portfolio for
GRAHAM]             the fiscal year ended March 31, 2004.

                        The U.S. economy and stock market were healthy for most
                    of the fiscal year. Growth of gross domestic product (GDP) was positive each quarter of the fiscal year, with the initial estimate of GDP growth for the first quarter of 2004 coming in at an annualized rate of 4.2%. Though the S&P 500--Registered Trademark-- Index, a barometer of the broad domestic stock market, faltered during March 2004, it produced a return of 35.10% for the full fiscal year.

                        The influential federal funds target rate stood at 1.25%
                    as the fiscal year opened. In June, the U.S. Federal Reserve (the Fed) lowered that rate to 1.00%, its lowest level since 1958 and the level where it stayed through the close of the fiscal year. On lowering the rate in June, the Fed said it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. In mid-March, shortly before the fiscal year ended, when the Fed left rates at that level, it noted its belief that its accommodative stance on monetary policy was helping support economic activity. Observing that inflation remained in check and that resource use was slack, the Fed said it thought it could be patient about changing its accommodative policy.

YOUR FUND

Historically low interest rates have kept yields on bank savings accounts and money market funds, including the TFIT Tax-Free Cash Reserve Portfolio, quite low. As of the close of the fiscal year, the seven-day SEC yield and the monthly yield of the Reserve Class stood at 0.05%. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

    The weighted average maturity (WAM) of the portfolio was kept in a range of 30 to 55 days during the fiscal year. As the fiscal year closed, the WAM stood at 33 days. The short WAM enables the portfolio to respond quickly to changes in the interest rate environment. Net assets of the Reserve Class of the portfolio stood at $14 million at the close of the reporting period.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors, including an analysis of a portfolio's overall credit quality, market price exposure and management.

    The Tax Free Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. The portfolio invests solely in "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended.


[AIM INVESTMENTS LOGO APPEARS HERE]
          --Servicemark--

                                                                     (continued)

IN CLOSING

We hope you find this report informative. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman
March 31, 2004


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SCHEDULE OF INVESTMENTS

March 31, 2004

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-100.19%

ALABAMA-2.67%

Birmingham (City of) Medical Clinic Board
  (University of Alabama Health Services
  Foundation); VRD Series 1991 RB
  (LOC-AmSouth Bank)
  1.05%, 12/01/26(b)(c)                             A-1+   VMIG-1    $25,000   $   25,000,000
---------------------------------------------------------------------------------------------
Birmingham (City of) Public Parks and Recreation
  Board (Children's Zoo Project); VRD Series 2002
  RB
  (LOC-AmSouth Bank)
  1.17%, 05/01/07(b)(c)                               --   VMIG-1      5,025        5,025,000
---------------------------------------------------------------------------------------------
Birmingham (City of) Public Parks and Recreation
  Board (YMCA of Birmingham); VRD Series 1996 RB
  (LOC-AmSouth Bank of Alabama)
  1.17%, 06/01/16(b)(c)                               --   VMIG-1      2,060        2,060,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board);
  VRD Series 2002-6009 Class A COP (Acquired
  11/05/02; Cost $4,100,000)
  1.08%, 01/01/43(c)(d)(e)                          A-1+       --      4,100        4,100,000
---------------------------------------------------------------------------------------------
  VRD Series 2003-0007 Class A COP (Acquired
  04/16/03; Cost $4,870,000)
  1.08%, 01/01/43(c)(d)(e)                          A-1+       --      4,870        4,870,000
---------------------------------------------------------------------------------------------
Homewood (City of) Medical Clinic Board
  (Lakeshore Foundation Project); Lease Revenue
  VRD Series 2000 RB
  (LOC-AmSouth Bank)
  1.17%, 11/01/24(b)(c)                              A-1       --      6,046        6,046,000
---------------------------------------------------------------------------------------------
Jefferson (County of); Refunding Unlimited Tax
  Series 2002 A GO Wts.
  4.00%, 04/01/04                                     AA      Aa3      1,000        1,000,000
---------------------------------------------------------------------------------------------
Jefferson (County of); Refunding
  VRD Series C-6 RB Wts.
  1.02%, 02/01/40(c)(f)                              A-1   VMIG-1     15,000       15,000,000
---------------------------------------------------------------------------------------------
Mobile (City of) Port City Medical Clinic Board
  (Infirmary Health); VRD Series 1998 B RB
  1.04%, 02/01/25(c)(f)                              A-1   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
Oxford (City of); Unlimited Tax VRD Series 2003
  GO
  Wts. (LOC-Branch Banking & Trust)
  1.05%, 07/01/15(b)(c)                               --   VMIG-1      5,180        5,180,000
---------------------------------------------------------------------------------------------
Ridge (City of) Improvement District; Special
  Assessment
  VRD Series 2000 RB (LOC-AmSouth Bank)
  1.05%, 10/01/25(b)(c)                               --   VMIG-1     12,000       12,000,000
=============================================================================================
                                                                                   85,281,000
=============================================================================================

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------

ALASKA-0.10%

Alaska (State of) Industrial Development & Export
  Authority (Safeway Inc. Projects); Refunding
  VRD Series 1991 IDR
  (LOC-Deutsche Bank A.G.)
  1.20%, 06/01/04(b)(c)                              A-1       --    $ 1,895   $    1,895,000
---------------------------------------------------------------------------------------------
Alaska (State of) Industrial Development
  Authority (Alaska Hotel Properties Inc.
  Project); VRD Series 1986 IDR (LOC-National
  Westminster Bank PLC) (Acquired 12/27/02; Cost
  $1,200,000)
  1.10%, 06/01/06(b)(c)(d)                            --      Aa1      1,200        1,200,000
=============================================================================================
                                                                                    3,095,000
=============================================================================================

ARIZONA-0.51%

Arizona (State of) Health Facilities Authority
  (Pooled Loan Program);
  VRD Series 1985 RB
  1.07%, 10/01/15(c)(f)                              A-1   VMIG-1      2,100        2,100,000
---------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments Project);
  Refunding Multi-Family Housing
  VRD Series 2001 A IDR (CEP-Federal National
  Mortgage Association)
  1.06%, 06/15/31(c)                                  --   VMIG-1      2,010        2,010,000
---------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments); Refunding
  Multi-Family Housing VRD Series 2001 A
  IDR (CEP-Federal National Mortgage Association)
  1.06%, 06/15/31(c)                                  --   VMIG-1      1,550        1,550,000
---------------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvement Corp.; Series
  2003 P Commercial Paper Notes (LOC-Bank of
  America N.A.)
  0.98%, 06/16/04(b)                                A-1+      P-1      2,500        2,500,000
---------------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Refunding VRD Series 1994 IDR
  (CEP-Federal Home Loan Bank)
  1.08%, 10/01/25(c)                                A-1+       --      6,020        6,020,000
---------------------------------------------------------------------------------------------
Pima (County of) Industrial Development Authority
  (Tucson Electric Power Co.-Irvington Road
  Project); VRD Series 1982 IDR
  (LOC-Credit Suisse First Boston)
  1.05%, 10/01/22(b)(c)                              A-1   VMIG-1      2,000        2,000,000
=============================================================================================
                                                                                   16,180,000
=============================================================================================

ARKANSAS-0.10%

Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas Radiation
  Therapy Inc. Project); Educational Facilities
  VRD Series 2001 RB (LOC-Bank of America N.A.)
  1.10%, 07/01/08(b)(c)(g)                            --       --      3,065        3,065,000
=============================================================================================

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------

CALIFORNIA-0.05%

San Diego (County of) (Friends of Chabad
  Lubavitch); VRD Series 2003 (LOC-Comerica Bank
  of California)
  1.10%, 01/01/23(b)(c)(g)                            --       --    $ 1,500   $    1,500,000
=============================================================================================

COLORADO-1.81%

Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Art Museum
  Project); VRD Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 01/01/33(b)(c)                             A-1+       --      1,200        1,200,000
---------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Naropa University
  Project); VRD Series 1999 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 11/01/24(b)(c)                             A-1+       --        930          930,000
---------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority
  (National Cable Television Center & Museum
  Project);
  VRD Series 1999 RB (LOC-Wells Fargo Bank N.A.)
  1.02%, 10/01/06(b)(c)                             A-1+       --      2,310        2,310,000
---------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Regis Jesuit High School
  Project); VRD Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 12/01/33(b)(c)                             A-1+       --      3,900        3,900,000
---------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (YMCA of Metro Denver
  Project); Refunding VRD Series 2002 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 07/01/18(b)(c)                             A-1+       --      1,000        1,000,000
---------------------------------------------------------------------------------------------
Colorado (State of) Educational Loan Program;
  Series 2003 TRAN
  2.00%, 08/09/04                                  SP-1+    MIG-1     20,000       20,055,465
---------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities Authority
  (Christian Living Project); Refunding VRD
  Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.07%, 01/01/31(b)(c)                             A-1+       --      3,400        3,400,000
---------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities Authority
  (Craig Hospital Project); Refunding VRD Series
  2003 RB (LOC-Wells Fargo Bank N.A.)
  1.02%, 12/01/20(b)(c)                             A-1+       --      5,505        5,505,000
---------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities Authority
  (Golden West Manor Inc. Project); VRD Series
  2002 A RB (LOC-U.S. Bank N.A.)
  1.07%, 07/01/32(b)(c)                             A-1+       --      4,210        4,210,000
---------------------------------------------------------------------------------------------
Colorado Springs (City of) (Pikes Peak Mental
  Health);
  VRD Series 2003 RB (LOC-Wells Fargo Bank N.A.)
  1.02%, 03/15/23(b)(c)                             A-1+       --      2,600        2,600,000
---------------------------------------------------------------------------------------------
Denver (City & County of) (Kentucky Circle
  Village Project);
  VRD Series 2000 RB (LOC-U.S. Bank N.A.)
  1.08%, 10/01/29(b)(c)                             A-1+       --      1,820        1,820,000
---------------------------------------------------------------------------------------------
Idaho Springs (City of); (Safeway Inc. Project);
  Refunding Series 1993
  IDR (LOC-Deutsche Bank A.G.)
  1.20%, 06/01/04(b)(h)(i)                          A-1+       --      1,130        1,130,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Lafayette (City of) Exempla Improvement District
  (Special Improvement No. 2-01); Refunding
  Special Assessment VRD Series 2002 RB
  (LOC-Wells Fargo Bank NW N.A.)
  1.07%, 12/01/22(b)(c)                             A-1+       --    $ 1,000   $    1,000,000
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City & County of Denver
  Water);
  VRD Series 2003 PT-1872 RB (Acquired 05/29/03;
  Cost $7,840,000)
  1.07%, 12/01/22(c)(d)(e)(g)                         --       --      7,840        7,840,000
---------------------------------------------------------------------------------------------
Regional Transportation (District of); Refunding
  Sales Tax Series 2003 A RB
  3.00%, 11/01/04(f)                                 AAA      Aaa      1,000        1,011,132
=============================================================================================
                                                                                   57,911,597
=============================================================================================

CONNECTICUT-0.04%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Pollution
  Control VRD Series 1985 IDR
  (LOC-Citizens Bank)
  1.05%, 12/01/15(b)(j)                             A-1+       --      1,400        1,400,000
=============================================================================================

DELAWARE-0.26%

Delaware (State of) Economic Development
  Authority (Independent School Project); VRD
  Series 2003 RB
  (LOC-Citizens Bank of Pennsylvania)
  1.02%, 07/01/33(b)(c)                             A-1+       --      8,250        8,250,000
=============================================================================================

DISTRICT OF COLUMBIA-0.32%

District of Columbia (Abraham and Laura Lisner
  Home for Aged Women); VRD Series 1992 RB
  (LOC-Bank of America)
  1.05%, 07/01/22(b)(c)                               --   VMIG-1      3,432        3,432,000
---------------------------------------------------------------------------------------------
District of Columbia (Resources for the Future
  Inc.); VRD Series 1998 IDR (LOC-Wachovia Bank
  N.A.) (Acquired 09/26/03; Cost $2,015,000)
  1.10%, 08/01/29(b)(c)(d)                           A-1       --      2,015        2,015,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (District of Columbia Water &
  Sewer Authority); VRD Series 2003 A12 RB
  (Acquired 02/24/03; Cost $4,670,000)
  1.10%, 10/01/17(c)(d)(e)                            --   VMIG-1      4,670        4,670,000
=============================================================================================
                                                                                   10,117,000
=============================================================================================

FLORIDA-5.43%

ABN AMRO Munitops Ctfs. Trust (County of
  Escambia); Refunding Florida Non-AMT VRD Series
  2002-24 Ctfs. (Acquired 10/24/02; Cost
  $5,000,000)
  1.10%, 10/01/10(c)(d)(e)                            --   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Collier (County of) Health Facilities Authority
  (Cleveland Clinic Health); VRD Hospital Series
  2003 C-1 RB (LOC-JP Morgan Chase Bank)
  1.12%, 01/01/35(b)(k)                             A-1+   VMIG-1    $ 5,400   $    5,400,000
---------------------------------------------------------------------------------------------
  VRD Hospital Series 2003 C-2 RB (LOC-JP Morgan
  Chase Bank)
  1.00%, 05/20/04                                   A-1+   VMIG-1      3,500        3,500,000
---------------------------------------------------------------------------------------------
Collier (County of) Industrial Development
  Authority (Redlands Christian Migrant); VRD
  Series 2001 RB
  (LOC-Bank of America N.A.)
  1.10%, 12/01/26(b)(c)(g)                            --       --      2,900        2,900,000
---------------------------------------------------------------------------------------------
Duval (County of) Housing Finance Authority
  (Lighthouse Bay Apartments); Multi-Family
  Housing VRD Series 2002 RB (CEP-Federal Home
  Loan Mortgage Corp.)
  1.00%, 12/01/32(c)                                A-1+       --      2,250        2,250,000
---------------------------------------------------------------------------------------------
Florida (State of) Board of Education; Refunding
  Unlimited Tax Capital Outlay Series 1993 A GO
  5.00%, 06/01/04                                    AA+      Aa2      1,200        1,207,760
---------------------------------------------------------------------------------------------
Fort Lauderdale (City of) (Pinecrest Preparatory
  School Project);
  VRD Series 2002 RB
  1.05%, 06/01/32(c)(f)                               --      Aaa      7,675        7,675,000
---------------------------------------------------------------------------------------------
Highlands (County of) Health Facilities Authority
  (Adventist Health System Project);
  VRD Series 2000 A RB
  1.02%, 12/01/26(c)(f)                             A-1+   VMIG-1     33,000       33,000,000
---------------------------------------------------------------------------------------------
  VRD Series 1996 A RB
  1.02%, 10/01/26(c)(f)                              A-1   VMIG-1      6,000        6,000,000
---------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.) (Acquired 02/20/01;
  Cost $2,300,000)
  1.10%, 12/01/23(b)(c)(d)(g)                         --       --      2,300        2,300,000
---------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida Jacksonville
  Physicians, Inc.); VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.10%, 06/01/22(b)(c)                               --   VMIG-1     12,555       12,555,000
---------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority; Series 2001 A Commercial Paper Notes
  (LOC-Bank of America N.A.)
  0.90%, 04/01/04(b)                                  --   VMIG-1     19,000       19,000,000
---------------------------------------------------------------------------------------------
Marion (County of) Hospital District (Munroe
  Regional Health System); Health System
  Improvement VRD Series 2000 RB
  (LOC-AmSouth Bank of Florida)
  1.07%, 10/01/30(b)(c)                               --   VMIG-1     13,575       13,575,000
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (State of Florida Mid-Bay
  Bridge Authority);
  VRD Series 2002 PT-1531 RB (Acquired 10/10/02;
  Cost $9,100,000)
  1.07%, 10/01/18(c)(d)(e)                          A-1+       --      9,100        9,100,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Miami-Dade (County of) Educational Facilities
  Authority (Carlos Albizu University Project);
  VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.10%, 12/01/25(b)(c)(g)                            --       --    $ 9,400   $    9,400,000
---------------------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority (Palmer Trinity Private School
  Project); VRD Series 1999 IDR
  (LOC-Bank of America N.A.)
  1.10%, 12/01/19(b)(c)(g)                            --       --      2,600        2,600,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (State of Florida Department of
  Environmental Protection); Floating Rate Trust
  Ctfs. VRD Series 2002-722 RB (Acquired
  11/13/02; Cost $9,925,000)
  1.07%, 07/01/22(c)(d)(e)                           A-1       --      9,925        9,925,000
---------------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); VRD Series
  1999 RB (LOC-Bank of America N.A.)
  1.10%, 08/01/19(b)(c)(g)                            --       --      1,550        1,550,000
---------------------------------------------------------------------------------------------
Orange (County of) Health Facilities Authority
  (Presbyterian Retirement Communities Project);
  VRD Series 1998 RB
  (LOC-Bank of America N.A.) (Acquired
  01/29/02-12/18/03; Cost $7,945,000)
  1.10%, 11/01/28(b)(c)(d)(g)                         --       --      7,945        7,945,000
---------------------------------------------------------------------------------------------
Palm Beach (County of) (Benjamin Private School
  Project);
  VRD Series 2003 RB (LOC-Bank of America N.A.)
  1.05%, 07/01/25(b)(c)(g)                            --       --      4,500        4,500,000
---------------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.10%, 12/01/31(b)(c)(g)                            --       --      2,800        2,800,000
---------------------------------------------------------------------------------------------
Palm Beach (County of) Health Facilities
  Authority (Jupiter Medical Center Inc.
  Project); VRD Series 1999 B RB
  (LOC-Bank of America N.A.) (Acquired 05/02/02;
  Cost $5,210,000)
  1.10%, 08/01/20(b)(c)(d)(g)                         --       --      5,210        5,210,000
---------------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community Treatment
  DACCO Project); VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.10%, 07/01/22(b)(c)(g)                            --       --      5,245        5,245,000
---------------------------------------------------------------------------------------------
University of North Florida Foundation, Inc.; VRD
  Series 1998 RB (LOC-Wachovia Bank N.A.)
  1.06%, 05/01/28(b)(c)                              A-1       --        900          900,000
=============================================================================================
                                                                                  173,537,760
=============================================================================================

GEORGIA-5.18%

Clayton (County of) Development Authority (Delta
  Airlines Project); Special Facilities VRD
  Series 2000 A RB
  (LOC-General Electric Capital Corp.)
  1.06%, 06/01/29(b)(c)                             A-1+   VMIG-1      4,000        4,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Cobb (County of) Housing Authority (Tamarron
  Apartments Project); Refunding Multi-Family
  Housing VRD Series 2003 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.05%, 03/01/24(c)                                A-1+       --    $ 6,870   $    6,870,000
---------------------------------------------------------------------------------------------
Cobb (County of) School District; Series 2004
  Notes
  1.75%, 12/31/04                                     --    MIG-1     20,000       20,115,923
---------------------------------------------------------------------------------------------
Dahlonega (City of) Downtown Development
  Authority (North Georgia Student Housing
  Project); Student Housing VRD Series 2001 A RB
  (LOC-Wachovia Bank N.A.)
  1.05%, 06/01/28(b)(c)                               --   VMIG-1      4,700        4,700,000
---------------------------------------------------------------------------------------------
DeKalb (County of) Development Authority (Atlanta
  Jewish Community Center); VRD Series 1999 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 09/01/24(b)(c)                              A-1       --      4,785        4,785,000
---------------------------------------------------------------------------------------------
DeKalb (County of) Housing Authority (Camden
  Brook Project); Refunding Multi-Family Housing
  VRD Series 1995 RB
  (CEP-Federal National Mortgage Association)
  1.02%, 06/15/25(c)                                A-1+       --     17,300       17,300,000
---------------------------------------------------------------------------------------------
DeKalb (County of) Housing Authority (Timber
  Trace Apartments Project); Refunding
  Multi-Family Housing VRD Series 2003 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.05%, 01/01/34(c)                                A-1+       --      6,475        6,475,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Georgia) VRD
  Series 2000-1001 Class C COP (Acquired
  07/26/00; Cost $20,000,000)
  1.08%, 07/01/15(c)(d)(e)                          A-1+       --     20,000       20,000,000
---------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Bridgeway Foundation for Education Project);
  Educational Facilities VRD Series 2000 RB
  (LOC-Wachovia Bank N.A.)
  1.06%, 06/01/15(b)(c)                              A-1       --      1,600        1,600,000
---------------------------------------------------------------------------------------------
Fulton (County of) Hospital Authority (Northside
  Hospital Inc.); VRD Series 2003 A RAN
  (LOC-Wachovia Bank N.A.)
  1.01%, 10/01/18(b)(c)                               --   VMIG-1     29,640       29,640,000
---------------------------------------------------------------------------------------------
Georgia (State of); Unlimited Tax Series 1999 D
  GO
  5.80%, 11/01/04                                    AAA      Aaa      1,400        1,437,699
---------------------------------------------------------------------------------------------
Gwinnett (County of) School District; Limited
  Construction Sales Tax Notes Series 2004 GO
  1.75%, 12/30/04                                     --    MIG-1     15,000       15,078,796
---------------------------------------------------------------------------------------------
Houston (County of) Hospital Authority; VRD
  Series 2002 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 10/01/14(b)(c)                              A-1       --     10,000       10,000,000
---------------------------------------------------------------------------------------------
Private Colleges & Universities Authority (Mercer
  University Project); VRD Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.12%, 10/01/32(b)(c)                               --   VMIG-1      7,390        7,390,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Roswell (City of) Housing Authority (Rosemont
  Apartments Project); Refunding Multi-Family
  Housing VRD Series 2003 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.05%, 01/01/34(c)                                A-1+       --    $10,555   $   10,555,000
---------------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority (Ridgeview
  Institute Inc. Project);
  VRD Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.06%, 11/01/27(b)(c)                               --   VMIG-1      2,210        2,210,000
---------------------------------------------------------------------------------------------
Whitfield (County of) Residential Care Facilities
  for the Elderly (Royal Oaks Senior Living
  Community); VRD Series 1992 RB
  (LOC-Wachovia Bank N.A.) (Acquired 11/14/03;
  Cost $3,315,000)
  1.05%, 11/01/25(b)(c)(d)                           A-1       --      3,315        3,315,000
=============================================================================================
                                                                                  165,472,418
=============================================================================================

HAWAII-0.40%

Eagle Tax Exempt Trust (State of Hawaii); VRD
  Series 2000-1101 COP (Acquired 01/11/01; Cost
  $6,000,000)
  1.08%, 12/01/16(c)(d)(e)                          A-1+       --      6,000        6,000,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (State of Hawaii); Unlimited
  Tax VRD Series 2003 A16 GO (Acquired 02/27/03;
  Cost $3,890,000)
  1.10%, 07/01/18(c)(d)(e)                            --   VMIG-1      3,890        3,890,000
---------------------------------------------------------------------------------------------
Hawaii (State of) Department of Budget and
  Finance (Kahala Nui Project); Special Purpose
  VRD Series 2003 D RB
  (LOC-LaSalle Bank N.A.)
  1.02%, 11/15/33(b)(c)(g)                            --       --      2,000        2,000,000
---------------------------------------------------------------------------------------------
Hawaii (State of); Refunding Unlimited Tax Series
  1997 CO GO
  6.00%, 03/01/05(f)                                 AAA      Aaa      1,000        1,045,170
=============================================================================================
                                                                                   12,935,170
=============================================================================================

IDAHO-0.74%

Canyon (County of) School District No. 131 Nampa;
  Unlimited Tax Series 2003 GO
  2.00%, 08/15/04                                    AAA      Aaa      1,010        1,013,423
---------------------------------------------------------------------------------------------
Idaho (State of) Health Facilities Authority
  (Pooled Financing Program); ACES Series 1985 RB
  (LOC-U.S. Bank of Idaho)
  1.03%, 10/01/10(b)(c)                               --   VMIG-1      3,925        3,925,000
---------------------------------------------------------------------------------------------
Idaho (State of); Limited TAN GO
  2.00%, 06/30/04                                  SP-1+    MIG-1     15,000       15,035,409
---------------------------------------------------------------------------------------------
Magic Valley Healthcare System Inc. (Magic Valley
  Regional Medical Center Project); VRD Series
  2001 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 12/01/21(b)(c)                               --      Aaa      3,640        3,640,000
=============================================================================================
                                                                                   23,613,832
=============================================================================================

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------

ILLINOIS-11.65%

ABN AMRO Munitops Ctfs. Trust (City of Chicago);
  Refunding Limited Tax Multi-State Non-AMT VRD
  Series 2001-34 Ctfs.
  (Acquired 11/15/01; Cost $10,000,000)
  1.12%, 07/01/07(c)(d)(e)                            --   VMIG-1    $10,000   $   10,000,000
---------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois Sales Tax); VRD Series
  1998-25 Class A RB (Acquired 08/26/99; Cost
  $10,000,000)
  1.09%, 03/15/07(c)(d)(e)                           A-1       --     10,000       10,000,000
---------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); VRD Series 2002-190 Class
  A RB (Acquired 05/06/02; Cost $10,130,000)
  1.09%, 06/05/14(c)(d)(e)                           A-1       --     10,130       10,130,000
---------------------------------------------------------------------------------------------
Chicago (City of) (Neighborhoods Alive 21);
  Unlimited Tax
  VRD Series 2002 B GO
  1.02%, 01/01/37(c)(f)                             A-1+   VMIG-1      2,300        2,300,000
---------------------------------------------------------------------------------------------
Chicago (City of); Limited Tender Series 2004
  Notes GO
  (LOC-State Street Bank & Trust Co.)
  1.05%, 01/27/06(b)(l)                            SP-1+    MIG-1      4,000        4,000,000
---------------------------------------------------------------------------------------------
Chicago (City of); Unlimited Tax VRD Series 2002
  B GO
  1.04%, 01/01/37(c)(f)                             A-1+   VMIG-1      8,400        8,400,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Public
  Building Commission); VRD Series 2003-0015
  Class A COP (Acquired 05/14/03; Cost
  $2,800,000)
  1.08%, 12/01/14(c)(d)(e)                          A-1+       --      2,800        2,800,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Water &
  Sewer); VRD Series 2001-1308 COP (Acquired
  12/12/01; Cost $8,655,000)
  1.08%, 11/01/26(c)(d)(e)                          A-1+       --      8,655        8,655,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago); VRD
  Series 2001-1305 COP
  (Acquired 04/02/01; Cost $4,950,000)
  1.17%, 01/01/35(c)(d)(e)                          A-1+       --      4,950        4,950,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (County of Cook Regional
  Transportation Authority); VRD Series 2000-1303
  COP (Acquired 03/26/01;
  Cost $19,000,000)
  1.08%, 07/01/23(c)(d)(e)                          A-1+       --     19,000       19,000,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  Unlimited Tax VRD Series 2003-0023 Class A COP
  (Acquired 06/12/03; Cost $3,775,000)
  1.08%, 06/01/15(c)(d)(e)                          A-1+       --      3,775        3,775,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois); VRD
  Series 2000-1304 COP (Acquired 06/27/00; Cost
  $7,340,000)
  1.08%, 06/01/21(c)(d)(e)                          A-1+       --      7,340        7,340,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust-Class A; VRD Series
  2002-1306 COP
  (Acquired 05/02/02; Cost $5,500,000)
  1.08%, 01/01/29(c)(d)(e)                          A-1+       --      5,500        5,500,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (Central Lake County Joint
  Action Water Agency); VRD Series 2003 B18 RB
  (Acquired 02/19/03; Cost $3,160,000)
  1.10%, 05/01/20(c)(d)(e)                            --   VMIG-1      3,160        3,160,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

First Union MERLOTs (City of Chicago Board of
  Education); Unlimited
  Tax VRD Series 2000 A4 GO (Acquired 11/12/03;
  Cost $4,845,000)
  1.30%, 11/10/04(d)(e)(h)(i)(n)                      --   VMIG-1    $ 4,845   $    4,845,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (City of Chicago Emergency
  Telephone System);
  Limited Tax VRD Series 2002 A44 GO
  (Acquired 08/02/02; Cost $7,865,000)
  1.10%, 01/01/20(c)(d)(e)                            --   VMIG-1      7,865        7,865,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (City of Chicago); Limited
  Tax VRD Series 2000
  A12 GO (Acquired 10/13/00; Cost $10,000,000)
  1.10%, 01/01/23(c)(d)(e)                            --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (Cook County); Unlimited Tax
  VRD Series 2003 B11 GO (Acquired 01/29/03; Cost
  $3,500,000)
  1.10%, 11/15/10(c)(d)(e)                            --   VMIG-1      3,500        3,500,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (Regional Transportation
  Authority of Illinois); Unlimited Tax VRD
  Series 2002 A41 GO
  (Acquired 07/25/02; Cost $17,870,000)
  1.10%, 06/01/17(c)(d)(e)                            --   VMIG-1     17,870       17,870,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (Regional Transportation
  Authority of Illinois); VRD Series 2001 A93
  (Acquired 10/10/01; Cost $3,675,000)
  1.10%, 07/01/27(c)(d)(e)                            --   VMIG-1      3,675        3,675,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (State of Illinois);
  Unlimited Tax VRD Series 2001 A124 GO (Acquired
  11/26/01; Cost $7,930,000)
  1.10%, 11/01/26(c)(d)(e)                           A-1       --      7,930        7,930,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (University of Illinois); VRD
  Series 2000 S GO
  (Acquired 03/20/00; Cost $7,400,000)
  1.10%, 04/01/30(c)(d)(e)                            --   VMIG-1      7,400        7,400,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (American College of Surgeons); VRD Series 1996
  RB (LOC-Northern Trust Co.)
  1.10%, 08/01/26(b)(c)                             A-1+       --      4,866        4,866,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (BAPS Inc. Project);
  VRD Series 2002 RB (LOC-Comerica Bank-Texas)
  1.10%, 06/01/17(b)(c)                              A-1       --      9,000        9,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (British Home for Retired Men & Women); VRD
  Series 2001 RB
  (LOC-LaSalle Bank N.A.)
  1.05%, 11/01/27(b)(c)                              A-1       --      9,120        9,120,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Chicago Shakespeare Project); VRD Series 1999
  RB (LOC-LaSalle Bank N.A.)
  (Acquired 09/24/03; Cost $4,100,000)
  1.05%, 01/01/19(b)(c)(d)                           A-1       --      4,100        4,100,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Embers Elementary School Project); Educational
  Facilities VRD Series 2002 RB
  (LOC-LaSalle Bank N.A.) (Acquired 11/04/03;
  Cost $2,315,000)
  1.06%, 04/01/32(b)(c)(d)                           A-1       --      2,315        2,315,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance Authority
  (Evanston Northwestern Healthcare); VRD Series
  2001 C RB
  1.02%, 05/01/31(c)                                 A-1   VMIG-1    $ 1,900   $    1,900,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Glenwood School for Boys); VRD Series 1998 RB
  (LOC-Harris Trust & Savings Bank)
  1.05%, 02/01/33(b)(c)                             A-1+       --      2,100        2,100,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Institute of Gas Technology Project); VRD
  Series 1999 IDR (LOC-Harris Trust & Savings
  Bank)
  1.07%, 09/01/24(b)(c)                             A-1+       --      2,200        2,200,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Jewish Charities Program); VRD Series 2003 A
  RN (LOC-Harris Trust & Savings Bank)
  1.05%, 06/30/04(b)(c)                             A-1+       --      6,240        6,240,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Jewish Charities Program); VRD Series 2003 B
  RN (LOC-Harris Trust & Savings Bank)
  1.05%, 06/30/04(b)(c)                             A-1+       --      5,470        5,470,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Lyric Opera Chicago Project); VRD Series 1994
  RB (LOC-Northern Trust Co., Harris Trust &
  Savings, Bank One N.A.)
  1.05%, 12/01/28(b)(c)                              A-1   VMIG-1     30,000       30,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Mount Carmel High School Project); VRD Series
  2003 RB (LOC-Bank One N.A.)
  1.10%, 07/01/33(b)(c)                               --   VMIG-1      2,800        2,800,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (North Shore Country Day School); VRD Series
  2003 RB (LOC-Northern Trust Co.)
  1.10%, 07/01/33(b)(c)                               --   VMIG-1      2,825        2,825,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Oak Park Residence Corp. Project); VRD Series
  2001 RB (LOC-LaSalle Bank N.A.)
  (Acquired 01/29/03; Cost $2,975,000)
  1.04%, 07/01/41(b)(c)(d)                           A-1       --      2,975        2,975,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (West Central, Illinois Educational Project);
  VRD Series 2002 RB
  (LOC-American National Bank & Trust)
  1.05%, 09/01/32(b)(c)                               --   VMIG-1      4,800        4,800,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (World Communications Inc.); VRD Series 2000 RB
  (LOC-LaSalle Bank N.A.)
  1.05%, 08/01/15(b)(c)                               --   VMIG-1      1,000        1,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); VRD Series 2002
  RB (LOC-Fifth Third Bank)
  1.10%, 03/01/32(b)(c)                               --   VMIG-1      3,300        3,300,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Cultural Pooled Financing); VRD
  Series 1998 RB
  (LOC-American National Bank & Trust)
  1.05%, 03/01/28(b)(c)                              A-1       --    $ 5,000   $    5,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Museum of Science & Industry); VRD
  Series 1992 RB
  (LOC-First National Bank)
  1.08%, 10/01/26(b)(c)                               --   VMIG-1      1,300        1,300,000
---------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (National Louis University); VRD
  Series 1999 B RB
  (LOC-American National Bank & Trust)
  1.05%, 06/01/29(b)(c)                              A-1       --      2,300        2,300,000
---------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Northwestern University Project);
  VRD Series 1985 RB
  1.05%, 12/01/25(c)                                  --   VMIG-1      1,000        1,000,000
---------------------------------------------------------------------------------------------
  1.05%, 12/15/25(c)                                  --   VMIG-1      1,800        1,800,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Bensenville Home Society); VRD Series 1989 A
  RB
  (LOC-American National Bank & Trust)
  1.06%, 02/15/19(b)(c)                              A-1       --      1,150        1,150,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Blessing Hospital); VRD Series 1999 B RB
  1.05%, 11/15/29(c)(f)                              A-1   VMIG-1      4,710        4,710,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Cradle Society Project);
  VRD Series 1998 RB (LOC-American National Bank
  & Trust)
  1.08%, 04/01/33(b)(c)                              A-1       --      1,600        1,600,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Decatur Memorial Hospital Project); VRD Series
  1996 A RB
  0.98%, 11/15/24(c)(f)                             A-1+   VMIG-1      1,050        1,050,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Franciscan Eldercare); Refunding VRD Series
  1996 C RB
  (LOC-LaSalle National Bank)
  1.05%, 05/15/26(b)(c)                              A-1       --      1,420        1,420,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Northwestern Memorial Hospital); VRD Series
  1995 RB
  1.10%, 08/15/25(k)                                A-1+   VMIG-1     14,300       14,300,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (OSF HealthCare System); VRD Series 2002 RB
  (LOC-Fifth Third Bank)
  1.12%, 11/15/27(k)                                A-1+   VMIG-1      1,600        1,600,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Peace Memorial Ministries); VRD Series 2003 B
  RB (LOC-LaSalle Bank N.A.)
  1.02%, 08/15/33(b)(c)                              A-1       --     10,000       10,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Resurrection Health); VRD Series 1999 B RB
  1.03%, 05/15/29(c)(f)                              A-1   VMIG-1      2,210        2,210,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities Authority
  (St. Lukes Medical Center); VRD Series 1998 B
  RB
  1.04%, 11/15/23(c)(f)                              A-1   VMIG-1    $ 1,000   $    1,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (University of Chicago Hospitals); VRD Series
  1998 RB
  1.12%, 08/01/26(f)(k)                              A-1   VMIG-1      2,400        2,400,000
---------------------------------------------------------------------------------------------
Illinois (State of) Toll Highway Authority;
  Refunding Toll Highway VRD Series 1998 B RB
  1.07%, 01/01/16(c)(f)                               --   VMIG-1     10,800       10,800,000
---------------------------------------------------------------------------------------------
  1.07%, 01/01/17(c)(f)                               --   VMIG-1      4,600        4,600,000
---------------------------------------------------------------------------------------------
Illinois (State of); Sales Tax First Series 2002
  RB
  5.00%, 06/15/04                                    AAA      Aa3      1,000        1,008,013
---------------------------------------------------------------------------------------------
Illinois (State of); Unlimited Tax Series 2003 GO
  Notes
  2.00%, 04/15/04                                  SP-1+    MIG-1      5,000        5,001,948
---------------------------------------------------------------------------------------------
  1.50%, 05/15/04                                  SP-1+    MIG-1      5,000        5,003,211
---------------------------------------------------------------------------------------------
Kane (County of) (Glenwood School for Boys); VRD
  Series 1993 RB
  (LOC-Harris Trust & Savings Bank)
  1.05%, 02/01/28(b)(c)                             A-1+       --     13,700       13,700,000
---------------------------------------------------------------------------------------------
Lombard (City of) (Clover Creek Apartments
  Project); Multi-Family Housing VRD Series 2000
  RB
  (CEP-Federal National Mortgage Association)
  1.05%, 12/15/30(c)                                A-1+       --     14,855       14,855,000
---------------------------------------------------------------------------------------------
McCook (City of) (Illinois Saint Andrew Society);
  VRD Series 1996 A RB (LOC-Northern Trust Co.)
  1.10%, 12/01/21(b)(c)                             A-1+       --      5,000        5,000,000
---------------------------------------------------------------------------------------------
Orland Hills (City of); Multi-Family Housing VRD
  Series 1995 A RB
  (LOC-LaSalle National Bank)
  1.10%, 12/01/04(b)(c)                              A-1       --      1,470        1,470,000
=============================================================================================
                                                                                  372,384,172
=============================================================================================

INDIANA-2.30%

ABN AMRO Munitops Ctfs. Trust (State of Indiana);
  Multi-State Non-AMT VRD Series 2003-27 RB
  (Acquired 11/12/03; Cost $13,795,000)
  1.14%, 8/11/04(d)(e)(i)(l)(n)                       --    MIG-1     13,795       13,795,000
---------------------------------------------------------------------------------------------
Brownsburg (City of) Independent School Building
  Corp. No. 2; First Meeting Series 1995 RB
  5.95%, 02/01/05(i)(o)                              AAA      Aaa      1,700        1,801,273
---------------------------------------------------------------------------------------------
First Union MERLOTs (County of Porter Jail
  Building Corp.); VRD Series 2001 A58 RB
  (Acquired 11/12/03; Cost $9,420,000)
  1.30%, 11/10/04(d)(e)(i)(j)(n)                      --   VMIG-1      9,420        9,420,000
---------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Advanced Program
  Notes);
  Series 2004 A RN
  2.00%, 01/25/05                                  SP-1+    MIG-1     17,500       17,627,199
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Bond Bank (Midyear Funding
  Program Notes);
  Series 2003 A RN
  1.25%, 04/15/04                                  SP-1+    MIG-1    $ 9,000   $    9,001,092
---------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Pike Township Metro
  School District);
  Series 1995 A RB
  5.80%, 02/01/05(i)(o)                              AAA      Aaa      2,750        2,886,064
---------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Marian College Project); VRD Series
  2003 RB (LOC-Bank One N.A.)
  1.02%, 04/01/24(b)(c)                               --   VMIG-1      1,000        1,000,000
---------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities Financing
  Authority (Community Hospitals Project); VRD
  Series 2000 A RB
  (LOC-Bank of America N.A.)
  1.05%, 07/01/28(b)(c)                             A-1+       --      9,815        9,815,000
---------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities Financing
  Authority (Community Mental Health &
  Rehabilitation); VRD Series 1990 RB
  (LOC-LaSalle National Bank)
  1.07%, 11/01/20(b)(c)                              A-1       --      1,460        1,460,000
---------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities Financing
  Authority (Fayette Memorial Hospital
  Association); VRD Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.17%, 10/01/32(b)(k)                             A-1+       --      3,100        3,100,000
---------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities Financing
  Authority (Hartsfield Village Project); VRD
  Series 1997 B RB
  (LOC-LaSalle National Bank)
  1.02%, 08/15/27(b)(c)                              A-1       --      2,500        2,500,000
---------------------------------------------------------------------------------------------
Miami (County of) Economic Development (Dukes
  Memorial Hospital Project); VRD Series 2000 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 10/01/30(b)(c)                             A-1+       --      1,000        1,000,000
=============================================================================================
                                                                                   73,405,628
=============================================================================================

IOWA-1.51%

Iowa (State of) Finance Authority Retirement
  Community (Deerfield Retirement Community); VRD
  Series 2003 A RB
  (LOC-LaSalle Bank N.A.)
  1.02%, 12/01/33(b)(c)                              A-1       --     15,000       15,000,000
---------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan Authority
  (Graceland Private College); VRD Series 2003 RB
  (LOC-Bank of America N.A.)
  1.10%, 02/01/33(b)(c)                               --   VMIG-1      2,000        2,000,000
---------------------------------------------------------------------------------------------
Iowa (State of) School Corps.; School Cash
  Anticipation Program Series 2004 B Wts. Ctfs.
  2.00%, 01/28/05(f)                                  --    MIG-1      8,000        8,063,984
---------------------------------------------------------------------------------------------
Iowa (State of); Series 2003 TRAN
  2.00%, 06/29/04                                  SP-1+    MIG-1     16,500       16,537,892
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
IOWA-(CONTINUED)

Iowa City (City of) (ACT, Inc.); VRD Series 2001
  RB
  1.22%, 04/01/32(k)                                A-1+       --    $ 6,815   $    6,815,000
=============================================================================================
                                                                                   48,416,876
=============================================================================================

KANSAS-0.44%

Lenexa (City of) Health Care Facilities (Lakeview
  Village Inc.);
  VRD Series 2002 B RB (LOC-LaSalle Bank N.A.)
  1.05%, 05/15/32(b)(c)                              A-1       --      7,500        7,500,000
---------------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities (YMCA of
  Greater Kansas City Project); VRD Series 2002 B
  RB (LOC-Bank of America N.A.)
  1.10%, 11/01/18(b)(c)                               --   VMIG-1      2,900        2,900,000
---------------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities (YMCA
  of Wichita Project); VRD Series 1998 XI RB
  (LOC-Bank of America NT & SA)
  (Acquired 02/15/01; Cost $3,550,000)
  1.10%, 08/01/09(b)(c)(d)                          A-1+       --      3,550        3,550,000
=============================================================================================
                                                                                   13,950,000
=============================================================================================

KENTUCKY-0.95%

Kentucky Area Developing Districts Financing
  Trust (Weekly Acquisition Lease Program-Ewing);
  VRD Series 2000 RB
  (LOC-Wachovia Bank N.A.)
  1.11%, 06/01/33(b)(c)                              A-1       --      5,910        5,910,000
---------------------------------------------------------------------------------------------
Louisville & Jefferson (Counties of) Metropolitan
  Sewer District; Sewer & Drain System Series
  1999 A RB
  6.50%, 05/15/04(f)                                 AAA      Aaa      1,595        1,605,667
---------------------------------------------------------------------------------------------
Newport (City of) League of Cities Funding Trust;
  Lease Program VRD Series 2002 RB (LOC-U.S. Bank
  N.A.)
  1.04%, 04/01/32(b)(c)                               --   VMIG-1     23,000       23,000,000
=============================================================================================
                                                                                   30,515,667
=============================================================================================

LOUISIANA-1.34%

Eagle Tax Exempt Trust (City of New Orleans); VRD
  Series 2000-1801 COP (Acquired 10/10/00; Cost
  $6,000,000)
  1.08%, 12/01/21(c)(d)(e)                          A-1+       --      6,000        6,000,000
---------------------------------------------------------------------------------------------
Kenner (City of); Refunding Sales Tax Series 2003
  RB
  5.00%, 06/01/04(f)                                 AAA      Aaa      1,810        1,822,116
---------------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities Authority
  (Glen Retirement System Project); VRD Series
  2001 RB (LOC-AmSouth Bank)
  (Acquired 08/15/01; Cost $3,490,000)
  1.17%, 09/01/16(b)(c)(d)                            --   VMIG-1      3,490        3,490,000
---------------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities Authority
  (Pennington Medical Foundation Project); VRD
  Series 2001 A RB (LOC-Bank One N.A.)
  1.05%, 07/01/31(b)(c)                               --   VMIG-1     15,000       15,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
LOUISIANA-(CONTINUED)

Louisiana (State of) Offshore
  Term Authority (Loop LLC Project); Refunding
  Deepwater Port VRD Series 1999 RB (LOC-Bank One
  Louisiana)
  1.08%, 10/01/19(b)(c)                              A-1   VMIG-1    $16,400   $   16,400,000
=============================================================================================
                                                                                   42,712,116
=============================================================================================

MARYLAND-1.08%

Anne Arundel (County of); Unlimited Tax Series
  2002 GO
  4.25%, 03/01/05                                    AA+      Aa1      1,740        1,790,483
---------------------------------------------------------------------------------------------
Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); VRD Series
  1997 C RB
  (LOC-Branch Banking & Trust)
  1.05%, 01/01/27(b)(c)                              A-1       --      6,000        6,000,000
---------------------------------------------------------------------------------------------
Gaithersburg (City of) Economic Development
  (Asbury Methodist); VRD Series 1997 A RB
  1.02%, 07/01/27(c)(f)                             A-1+       --      4,130        4,130,000
---------------------------------------------------------------------------------------------
Hyattsville (City of) (Safeway Inc. Projects);
  Refunding VRD Series 1991 IDR (LOC-Deutsche
  Bank Trust Co.)
  1.20%, 06/01/04(b)(h)(i)                           A-1       --      1,055        1,055,000
---------------------------------------------------------------------------------------------
Maryland (State of) Economic Development Corp.
  (Baltimore County Project); Student Housing VRD
  Series 2002 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 11/01/31(b)(c)                              A-1       --     14,250       14,250,000
---------------------------------------------------------------------------------------------
Maryland (State of) Economic Development Corp.
  (YMCA of Central Maryland Inc. Project); VRD
  Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.05%, 04/01/28(b)(c)                               --   VMIG-1      3,600        3,600,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (State of Maryland Health & Higher
  Educational Facilities Authority); VRD Floating
  Rate Trust Ctfs. Series 2003-829 RB
  (Acquired 06/19/03; Cost $3,800,000)
  1.07%, 08/15/38(c)(d)(e)                            --   VMIG-1      3,800        3,800,000
=============================================================================================
                                                                                   34,625,483
=============================================================================================

MASSACHUSETTS-1.37%

Billerica (City of); Limited Tax Series 2004 BAN
  GO
  2.00%, 01/07/05                                  SP-1+    MIG-1     18,000       18,120,475
---------------------------------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency (Boston University); VRD Series 2002 R-2
  RB
  1.01%, 10/01/42(f)(k)                             A-1+   VMIG-1      9,300        9,300,000
---------------------------------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency (Boston University); VRD Series 2002 R-4
  RB
  1.01%, 10/01/42(f)(k)                             A-1+   VMIG-1     13,840       13,840,000
---------------------------------------------------------------------------------------------
Massachusetts (State of) Water Resources
  Authority; Series 1993 C RB
  5.25%, 12/01/04(i)(o)                              AAA      Aaa      1,460        1,529,033
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
MASSACHUSETTS-(CONTINUED)

Massachusetts (State of); Ltd Tax Consolidated
  Loan Series 1994 B GO
  6.00%, 08/01/04(i)(o)                              NRR      NRR    $   975   $    1,010,524
=============================================================================================
                                                                                   43,800,032
=============================================================================================

MICHIGAN-3.69%

Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); Limited Tax
  VRD Series 1998 IDR
  (LOC-Comerica Bank)
  1.05%, 10/01/23(b)(c)(m)                            --       --      8,900        8,900,000
---------------------------------------------------------------------------------------------
Detroit (City of) Economic Development Corp.
  (Waterfront Reclamation); VRD Series 1999 B RB
  (LOC-Bank of America NT & SA)
  1.05%, 05/01/09(b)(c)                             A-1+      P-1      3,000        3,000,000
---------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (City of Detroit School
  District); Unlimited Tax VRD Series 2002-6014
  Class A COP (Acquired 11/06/02; Cost
  $7,105,000)
  1.08%, 05/01/32(c)(d)(e)                          A-1+       --      7,105        7,105,000
---------------------------------------------------------------------------------------------
Eaton Rapids (City of) Public Schools; Unlimited
  Tax Series 1995 GO
  5.50%, 05/01/04(i)(o)                              AAA      Aaa      1,000        1,013,700
---------------------------------------------------------------------------------------------
First Union MERLOTs (City of Detroit Sewage
  Disposal System); VRD Series 2001 A112 RB
  (Acquired 10/31/01; Cost $4,920,000)
  1.10%, 07/01/32(c)(d)(e)                            --   VMIG-1      4,920        4,920,000
---------------------------------------------------------------------------------------------
  VRD Series 2003 B41 RB (Acquired 07/09/03; Cost
  $4,520,000)
  1.10%, 07/01/26(c)(d)(e)                            --   VMIG-1      4,520        4,520,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (City of Detroit Water Supply
  System); VRD Series 2000 D RB (Acquired
  01/21/00; Cost $10,000,000)
  1.10%, 07/01/29(c)(d)(e)                            --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (State of Michigan Hospital
  Finance Authority); VRD Series 1997 X RB
  (Acquired 12/12/03; Cost $15,000,000)
  1.10%, 08/15/24(c)(d)(e)                            --   VMIG-1     15,000       15,000,000
---------------------------------------------------------------------------------------------
Jackson (County of) Economic Development Corp.
  (Vista Grande Villa); Refunding Limited VRD
  Series 2001 A RB
  (LOC-LaSalle National Bank)
  1.10%, 11/01/31(b)(k)                              A-1       --      1,100        1,100,000
---------------------------------------------------------------------------------------------
Michigan (State of) Comprehensive Transportation
  Fund;
  Series 2002 B RB
  4.00%, 05/15/04                                    AAA      Aa3      1,300        1,304,573
---------------------------------------------------------------------------------------------
Michigan (State of) Housing Development Authority
  (Parks of Taylor Apartments); Multi-Family VRD
  Series 2002 A RB
  (CEP-Federal National Mortgage Association)
  1.03%, 08/15/32(c)                                A-1+       --      2,135        2,135,000
---------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority;
  Series 2003 B-2 RN (LOC-J.P. Morgan Chase &
  Co.)
  2.00%, 08/23/04(b)                               SP-1+       --      8,000        8,030,220
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Michigan (State of) Strategic Fund (Van Andel
  Research Institute Project); Limited Tax VRD
  Series 1997 RB
  (LOC-Standard Federal Bank)
  1.02%, 11/01/27(b)(c)                              A-1       --    $13,300   $   13,300,000
---------------------------------------------------------------------------------------------
Michigan (State of); Unlimited Tax Notes Series
  2004 GO
  2.00%, 09/30/04                                  SP-1+    MIG-1     15,000       15,075,846
---------------------------------------------------------------------------------------------
Oakland (County of) Economic Development Corp.
  (Rochester College Project); Limited Obligation
  VRD Series 2001 RB
  (LOC-Bank One Michigan)
  1.12%, 08/01/21(b)(c)                               --   VMIG-1      3,111        3,111,000
---------------------------------------------------------------------------------------------
Southfield (City of) (Lawrence Tech University
  Project); Economic Development VRD Series 2001
  RB (LOC-Bank One Michigan N.A.)
  1.08%, 10/01/31(b)(c)                              A-1       --      6,000        6,000,000
---------------------------------------------------------------------------------------------
Traverse City (City of) Area Public Schools;
  Refunding Unlimited Tax Series 1994 GO
  4.55%, 05/01/04(f)                                 AAA      Aaa      1,000        1,002,820
---------------------------------------------------------------------------------------------
University of Michigan; Refunding Hospital VRD
  Series 1992 A RB
  1.08%, 12/01/19(k)                                A-1+   VMIG-1     12,550       12,550,000
=============================================================================================
                                                                                  118,068,159
=============================================================================================

MINNESOTA-3.99%

Golden Valley (City of) (Unicare Homes Inc.
  Project); VRD Series 1984 IDR (LOC-Bank of
  America N.A.)
  1.02%, 09/01/14(b)(c)                             A-1+       --      3,900        3,900,000
---------------------------------------------------------------------------------------------
J.P. Morgan PUTTERs (State of Minnesota Public
  Facilities Authority); VRD Drinking Water
  Series 2002-319 COP (Acquired 07/31/03; Cost
  $14,060,000)
  1.05%, 03/01/21(c)(d)(e)                           A-1       --     14,060       14,060,000
---------------------------------------------------------------------------------------------
Minneapolis (City of) (Minnehaha Academy
  Project); VRD Series 2001 RB (LOC-Firstar Bank
  N.A.)
  1.22%, 05/01/26(b)(k)(m)                            --       --      2,500        2,500,000
---------------------------------------------------------------------------------------------
Minneapolis-St. Paul (Cities of) Metropolitan
  Council of Minnesota; Unlimited Tax Series 2002
  D GO
  5.00%, 02/01/05                                    AAA      Aaa      1,190        1,228,470
---------------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities (Mayo
  Foundation); Commercial Paper Notes Series
  2000A
  0.98%, 05/19/04                                   A-1+       --      7,000        7,000,000
---------------------------------------------------------------------------------------------
  Series 2000 B
  0.95%, 05/12/04                                   A-1+       --     20,500       20,500,000
---------------------------------------------------------------------------------------------
  Series 2000 C
  0.95%, 04/08/04                                   A-1+       --     33,500       33,500,000
---------------------------------------------------------------------------------------------
  Series 2001 A
  0.95%, 04/13/04                                   A-1+       --     15,000       15,000,000
---------------------------------------------------------------------------------------------
  Series 2001 B
  0.95%, 04/13/04                                   A-1+       --     10,600       10,600,000
---------------------------------------------------------------------------------------------
  Series F
  0.98%, 05/19/04                                   A-1+       --      5,000        5,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

St. Paul (City of) Housing & Redevelopment
  Authority (Science Museum of Minnesota); VRD
  Series 1997 A RB
  (LOC-First Interstate Bank)
  1.07%, 05/01/27(b)(c)                               --   VMIG-1    $14,260   $   14,260,000
=============================================================================================
                                                                                  127,548,470
=============================================================================================

MISSISSIPPI-1.15%

ABN AMRO Munitops Ctfs. Trust (State of
  Mississippi Development Board-Jackson Water &
  Sewer); Multi-State Non-AMT VRD Series 2002-22
  Ctfs. (Acquired 09/10/03; Cost $9,995,000)
  1.20%, 6/23/04(d)(e)(i)(l)(n)                       --   VMIG-1      9,995        9,995,000
---------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (State of Mississippi);
  Unlimited Tax VRD Series 2002-6018 Class A COP
  (Acquired 11/20/02; Cost $3,200,000) 1.08%,
  11/01/22(c)(d)(e)                                 A-1+       --      3,200        3,200,000
---------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Jackson Medical Mall); VRD Series 2000 A RB
  (LOC-Bank One Louisiana)
  1.05%, 11/01/18(b)(c)                              A-1       --      4,800        4,800,000
---------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Mississippi College Project); VRD Series 2003
  RB (LOC-AmSouth Bank) 1.17%, 07/01/23(b)(c)         --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
University of Mississippi Educational Building
  Corp. (Campus Improvements Project); VRD Series
  2000 RB
  1.09%, 10/01/20(c)(f)                               --   VMIG-1      8,690        8,690,000
=============================================================================================
                                                                                   36,685,000
=============================================================================================

MISSOURI-0.65%

Missouri (State of) Development Finance Board
  (Southeast Missouri State University);
  Educational Facilities VRD Series 2003 B RB
  (LOC-U.S. Bank N.A.)
  1.05%, 10/01/23(b)(c)                             A-1+       --      5,750        5,750,000
---------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Lutheran Senior
  Services); VRD Series 2000 RB (LOC-Firstar Bank
  N.A.)
  1.05%, 02/01/31(b)(c)                               --   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Southwest Baptist
  University Project); VRD Series 2003 RB
  (LOC-Bank of America N.A.)
  1.17%, 10/01/33(b)(k)                             A-1+       --      5,950        5,950,000
---------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); VRD Series 1985 B RB
  1.08%, 09/01/10(c)                                A-1+   VMIG-1      1,200        1,200,000
---------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Friendship Village of South County);
  VRD Series 2002 B IDR (LOC-LaSalle Bank N.A.)
  1.05%, 09/01/22(b)(c)                              A-1       --      2,915        2,915,000
=============================================================================================
                                                                                   20,815,000
=============================================================================================

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------

MONTANA-0.37%

Montana (State of) Facility Finance Authority
  (Mission Ridge Project); VRD Series 2002 RB
  (LOC-LaSalle Bank N.A.)
  1.05%, 08/01/27(b)(c)(g)                            --       --    $ 6,900   $    6,900,000
---------------------------------------------------------------------------------------------
Montana (State of); Unlimited Tax Series 2003
  TRAN GO
  2.00%, 06/30/04                                  SP-1+    MIG-1      5,000        5,012,000
=============================================================================================
                                                                                   11,912,000
=============================================================================================

NEBRASKA-1.34%

Nebhelp Inc.; Multi-Mode VRD Series 1985 A RB
  1.10%, 12/01/15(c)(f)                             A-1+   VMIG-1      5,995        5,995,000
---------------------------------------------------------------------------------------------
Nebhelp Inc.; Multi-Mode VRD Series 1985 B RB
  1.10%, 12/01/15(c)(f)                             A-1+   VMIG-1      3,590        3,590,000
---------------------------------------------------------------------------------------------
Nebhelp Inc.; Multi-Mode VRD Series 1985 D RB
  1.10%, 12/01/15(c)(f)                             A-1+   VMIG-1      5,865        5,865,000
---------------------------------------------------------------------------------------------
Nebhelp Inc.; Multi-Mode VRD Series 1985 E RB
  1.10%, 12/01/15(c)(f)                             A-1+   VMIG-1     27,335       27,335,000
=============================================================================================
                                                                                   42,785,000
=============================================================================================

NEVADA-0.86%

ABN AMRO Munitops Ctfs. Trust (County of Washoe);
  Refunding VRD Limited Tax Series 2001-24 Single
  Asset Trust Ctfs. (Acquired 06/21/01; Cost
  $5,500,000)
  1.12%, 07/01/09(c)(d)(e)                            --   VMIG-1      5,500        5,500,000
---------------------------------------------------------------------------------------------
Carson (City of) (Carson-Tahoe Hospital Project);
  Hospital VRD Series 2003 B RB
  (LOC-U.S. Bank N.A.)
  1.02%, 09/01/33(b)(c)                             A-1+       --     18,000       18,000,000
---------------------------------------------------------------------------------------------
Clark (County of); Refunding Limited Tax Series
  1998 B GO
  5.25%, 11/01/04                                     AA      Aa2      2,245        2,298,523
---------------------------------------------------------------------------------------------
Nevada (State of); Capital Improvements Limited
  Tax Series 1996 A GO
  6.00%, 05/15/04(o)                                 NRR      NRR      1,530        1,539,031
=============================================================================================
                                                                                   27,337,554
=============================================================================================

NEW HAMPSHIRE-0.64%

Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (New Hampshire Higher Education & Health
  Facilities Authority); Refunding VRD Series
  2003-772 RB (Acquired 01/22/03; Cost
  $5,475,000)
  1.08%, 01/01/17(c)(d)(e)                           A-1       --      5,475        5,475,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (New Hampshire Higher Educational &
  Health Facilities Authority); Refunding VRD
  Series 2003-866 RB (Acquired 10/23/03; Cost
  $7,485,000)
  1.08%, 08/15/21(c)(d)(e)                           A-1       --      7,485        7,485,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
NEW HAMPSHIRE-(CONTINUED)

New Hampshire (State of) Health & Educational
  Facilities Authority (Kendal at Hanover Issue);
  VRD Series 2000 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 10/01/30(b)(c)                              A-1       --    $ 7,455   $    7,455,000
=============================================================================================
                                                                                   20,415,000
=============================================================================================

NEW JERSEY-0.19%

Union (County of) Industrial Pollution Control
  Financing Authority (Exxon Mobil Corp.
  Project); Refunding Pollution Control VRD
  Series 1994 RB
  1.07%, 07/01/33(k)                                A-1+       --      6,200        6,200,000
=============================================================================================

NEW MEXICO-0.04%

Dona Ana (County of) Gross Receipts Tax;
  Refunding & Improvement Series 1998 RB
  5.00%, 06/01/04(f)                                  --      Aaa      1,200        1,207,819
=============================================================================================

NEW YORK-0.34%

ABN AMRO Munitops Ctfs. Trust (Triborough Bridge
  & Tunnel Authority); VRD Series 2002-31 Non-AMT
  Ctfs. (Acquired 03/24/04; Cost $10,000,000)
  1.07%, 11/15/10(c)(d)(e)                            --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
New York (State of); Unlimited Tax Series 1994 B1
  GO
  7.20%, 08/15/04(i)(o)                              NRR      NRR      1,000        1,032,676
=============================================================================================
                                                                                   11,032,676
=============================================================================================

NORTH CAROLINA-2.29%

Albemarle (City of) Hospital Authority;
  Healthcare Facilities VRD Series 2000 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 10/01/15(b)(c)                              A-1       --      5,900        5,900,000
---------------------------------------------------------------------------------------------
Dare (County of); Utility System Series 1994 RB
  5.75%, 06/01/04(i)(o)                              AAA      Aaa      1,000        1,027,777
---------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (NCA&T University Foundation);
  Student Housing Facilities VRD Series 2001 RB
  (LOC-Wachovia Bank N.A.)
  1.10%, 07/01/32(b)(c)                               --   VMIG-1     18,745       18,745,000
---------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Financing Agency (Elon College); VRD Series
  2001 A RB (LOC-Bank of America N.A.)
  1.05%, 01/01/14(b)(c)(g)                            --       --      4,500        4,500,000
---------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Financing Agency (Goodwill Community Foundation
  Project); VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.05%, 04/01/22(b)(c)(g)                            --       --      2,260        2,260,000
---------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Financing Agency (Wolfpak Club Project); VRD
  Series 2002 RB (LOC-Bank of America N.A.)
  1.05%, 04/01/12(b)(g)                               --       --      9,500        9,500,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Medical Care Commission
  (Cleveland Regional Medical Center Project);
  Health Care Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.05%, 01/01/18(b)(c)(g)                            --       --    $19,437   $   19,437,000
---------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care Commission
  (Lutheran Retirement Project); VRD Series 1999
  RB
  (LOC-Bank of America N.A.) (Acquired 12/01/03;
  Cost $1,785,000) 1.05%, 01/01/19(b)(c)(d)(g)        --       --      1,785        1,785,000
---------------------------------------------------------------------------------------------
Wake (County of); Public Improvement Unlimited
  Tax Series 2004 GO
  3.00%, 03/01/05                                    AAA      Aaa     10,000       10,171,800
=============================================================================================
                                                                                   73,326,577
=============================================================================================

OHIO-5.20%

Akron (City of) (Community Learning Centers);
  Income Tax Series 2004 B RB
  2.00%, 12/01/04(f)                                 AAA      Aaa      1,000        1,005,952
---------------------------------------------------------------------------------------------
Allen (County of); Refunding Limited Tax Series
  2002 GO
  1.70%, 12/01/04(f)                                  --      Aaa      1,000        1,004,298
---------------------------------------------------------------------------------------------
Butler (County of) Healthcare Facilities
  (Lifesphere Project):
  Refunding & Improvement Series 2002 RB
  (LOC-U.S. Bank N.A.)
  1.02%, 05/01/27(b)(c)                              A-1       --      8,500        8,500,000
---------------------------------------------------------------------------------------------
Cambridge (City of) (Regional Medical Center
  Project); Refunding & Improvement Hospital
  Facilities VRD Series 2001 RB
  (LOC-National City Bank)
  1.06%, 12/01/21(b)(c)                               --   VMIG-1     11,515       11,515,000
---------------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran Village
  Project); Health Care VRD Series 1994 RB
  (LOC-National City Bank)
  1.07%, 11/01/13(b)(c)                               --   VMIG-1      2,130        2,130,000
---------------------------------------------------------------------------------------------
Cincinnati (City of) School District; Unlimited
  Tax Series 2003 BAN GO
  1.65%, 09/10/04                                     --    MIG-1      8,000        8,019,262
---------------------------------------------------------------------------------------------
Cuyahoga (County of) Continuing Care Facilities;
  Refunding VRD Series 1999 RB (LOC-LaSalle
  National Bank)
  1.02%, 02/01/29(b)(c)                             A-1+       --     22,985       22,985,000
---------------------------------------------------------------------------------------------
Cuyahoga (County of) Health Care Facilities
  (Judson Retirement Community); Refunding VRD
  Series 2000 RB
  (LOC-National City Bank)
  1.05%, 11/15/19(b)(c)                              A-1       --        800          800,000
---------------------------------------------------------------------------------------------
Kettering (City of) School District; Series 2004
  BAN
  2.00%, 07/22/04                                     --    MIG-1     15,000       15,047,305
---------------------------------------------------------------------------------------------
Lorain (County of) (Elyria United Methodist
  Village); Hospital Refunding VRD Series 1996 B
  RB (LOC-Bank One N.A.)
  1.04%, 06/01/12(b)(c)                              A-1   VMIG-1      5,110        5,110,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Lorain (County of) (EMH Regional Medical Center
  Project); Hospital Facilities VRD Series 2001
  RB (LOC-National City Bank)
  1.09%, 05/01/26(b)(c)(m)                            --       --    $15,385   $   15,385,000
---------------------------------------------------------------------------------------------
Lorain (County of) Independent Living Facilities
  (Elyria United Methodist Project); VRD Series
  1999 RB (LOC-Bank One N.A.)
  1.04%, 06/01/25(b)(c)                              A-1       --      9,495        9,495,000
---------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities (Forum
  Health Obligation Group); VRD Series 1997 B RB
  1.03%, 12/01/28(c)(f)                             A-1+   VMIG-1      6,000        6,000,000
---------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities (Forum
  Health Obligation Group); VRD Series 2002 B RB
  (LOC-Fifth Third Bank)
  1.06%, 12/01/27(b)(c)                               --   VMIG-1      7,200        7,200,000
---------------------------------------------------------------------------------------------
Mahoning Valley (City of) Sanitation District;
  Water Series 1994 RB
  7.75%, 05/15/04(i)(o)                              NRR      NRR      8,000        8,224,306
---------------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  Hospital Improvement VRD Series 1990 RB
  (LOC-Bank One N.A.)
  1.05%, 08/01/20(b)(c)                              A-1       --      4,745        4,745,000
---------------------------------------------------------------------------------------------
Middleburg Heights (City of) (Southwest General
  Health Center); Hospital Improvement VRD Series
  1997 RB
  (LOC-Fifth Third Bank)
  1.06%, 08/15/22(b)(c)                             A-1+       --      5,615        5,615,000
---------------------------------------------------------------------------------------------
Montgomery (County of) (St. Vincent DePaul
  Society); Limited Obligation VRD Series 1996 RB
  (LOC-National City Bank)
  1.06%, 12/01/10(b)(c)                              A-1       --      2,100        2,100,000
---------------------------------------------------------------------------------------------
Ohio (State of) Air Quality Development Authority
  (Timken Project); Refunding Multi-Modal VRD
  Series 2001 RB
  (LOC-Fifth Third Bank)
  1.04%, 11/01/25(b)(c)                             A-1+   VMIG-1      2,530        2,530,000
---------------------------------------------------------------------------------------------
Ohio (State of) Water Development Authority
  (Timken Project); Refunding Multi-Modal VRD
  Series 2001 RB
  (LOC-Northern Trust Co.)
  1.04%, 11/01/25(b)(c)                             A-1+   VMIG-1     10,200       10,200,000
---------------------------------------------------------------------------------------------
Plain (City of) School District; Series 2003 RAN
  2.00%, 05/20/04(m)                                  --       --      1,000        1,001,271
---------------------------------------------------------------------------------------------
Portage (County of) (Robinson Memorial Hospital);
  VRD Series 2002 RB (LOC-Bank One N.A.)
  1.06%, 05/01/17(b)(c)                               --   VMIG-1      6,635        6,635,000
---------------------------------------------------------------------------------------------
Solon (City of); Unlimited Tax Series 2003 BAN GO
  2.00%, 12/09/04(m)                                  --       --      2,800        2,816,567
---------------------------------------------------------------------------------------------
Twinsburg (City of) School District; Refunding
  Unlimited Tax Series 2004 GO
  2.00%, 12/01/04(f)                                  --      Aaa      1,800        1,811,322
---------------------------------------------------------------------------------------------
Warren (County of) Health Care Facilities
  (Otterbein); Refunding & Improvement VRD Series
  1998 A RB (LOC-Fifth Third Bank)
  1.07%, 07/01/21(b)(c)                             A-1+       --      1,340        1,340,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Youngstown (City of) School District; Unlimited
  Tax Series 2003-3 BAN 2.00%, 05/05/04               --    MIG-1    $ 5,000   $    5,004,616
=============================================================================================
                                                                                  166,219,899
=============================================================================================

OKLAHOMA-1.48%

Oklahoma (County of) Finance Authority (Oxford
  Oaks Apartments Projects); Refunding
  Multi-Family Housing VRD Series 2000 RB
  (CEP-Federal National Mortgage Association)
  1.04%, 07/15/30(c)                                A-1+       --     27,695       27,695,000
---------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance Authority
  (Capitol Dome Project); VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.12%, 06/01/11(b)(c)                             A-1+       --      4,555        4,555,000
---------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resource Board; Loan
  Program Notes Series 2003 A RB
  0.87%, 04/01/04(h)(i)                             A-1+       --     14,990       14,990,000
=============================================================================================
                                                                                   47,240,000
=============================================================================================

OREGON-0.24%

Oregon (State of) Health, Housing, Educational &
  Cultural Facilities Authority (Quatama Crossing
  LLC Housing Project); VRD Series 1998 RB
  (LOC-U.S. Bank N.A.)
  1.07%, 01/01/31(b)(c)                               --      Aa2      7,540        7,540,000
=============================================================================================

PENNSYLVANIA-3.23%

ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building Authority);
  Non-AMT VRD Series 2001-30 Ctfs. (Acquired
  10/31/02; Cost $5,000,000)
  1.11%, 09/01/09(c)(d)(e)                            --   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building Authority);
  Non-AMT VRD Series 2003-24 Ctfs. (Acquired
  03/08/04; Cost $7,000,000)
  1.11%, 06/01/11(c)(d)(e)                            --   VMIG-1      7,000        7,000,000
---------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (ACES-Presbyterian University
  Hospital); VRD Series 1988 B1 RB
  (LOC-Bank One N.A.)
  1.05%, 03/01/18(b)(c)                               --   VMIG-1      2,085        2,085,000
---------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (Presbyterian Health Center); VRD
  Series 1990 A RB
  1.02%, 03/01/20(c)(f)                             A-1+   VMIG-1      4,470        4,470,000
---------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (Presbyterian Health Center); VRD
  Series 1990 D RB
  1.02%, 03/01/20(c)(f)                             A-1+   VMIG-1      1,300        1,300,000
---------------------------------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority (Carnegie Museums of Pittsburgh); VRD
  Series 2002 IDR (LOC-Citizens Bank of
  Pennsylvania)
  1.15%, 08/01/32(b)(c)                               --   VMIG-1      2,000        2,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Altoona (City of) Authority; Water Series 1994 A
  RB
  6.50%, 11/01/04(i)(o)                              AAA       --    $ 1,700   $    1,786,650
---------------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Lutheran Services); Health Care VRD
  Series 1998 A IDR
  1.02%, 01/01/28(c)(f)                               --   VMIG-1     11,310       11,310,000
---------------------------------------------------------------------------------------------
Chartiers Valley (Community of) Industrial and
  Commercial Development Authority (Asbury Villas
  Project); VRD Series 2000 B IDR (LOC-LaSalle
  Bank N.A.)
  1.05%, 12/01/30(b)(c)                              A-1       --      3,000        3,000,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Delaware Valley
  Regional); VRD Series 2001-3801 COP (Acquired
  06/04/01; Cost $8,900,000)
  1.08%, 08/01/28(c)(d)(e)                          A-1+       --      8,900        8,900,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Pennsylvania);
  VRD Series 94-3802 COP (Acquired 01/29/03; Cost
  $1,295,000)
  1.08%, 05/01/17(c)(d)(e)                          A-1+               1,295        1,295,000
---------------------------------------------------------------------------------------------
First Union MERLOTS (City of Scranton & County of
  Lackawanna Health & Welfare Authority); VRD
  Series 2002 A-18 RB
  (Acquired 03/22/02; Cost $2,865,000)
  1.10%, 03/01/15(c)(d)(e)                            --   VMIG-1      2,865        2,865,000
---------------------------------------------------------------------------------------------
Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital Obligation);
  Health Care VRD Series 2000 IDR
  1.12%, 12/01/24(c)(f)                              A-1       --      3,575        3,575,000
---------------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Co-Op); Pollution
  Control VRD Series 1984 IDR (LOC-Rabobank
  Nederland)
  1.03%, 10/01/14(b)(j)                             A-1+       --      7,480        7,480,000
---------------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Corp.); Pollution
  Control VRD Series 1984 IDR (LOC-Rabobank
  Nederland)
  1.03%, 06/01/14(b)(j)                             A-1+       --      1,105        1,105,000
---------------------------------------------------------------------------------------------
Lower Southampton (Township of); Unlimited Tax
  Series 1994 GO
  5.90%, 05/15/04(i)(o)                              AAA      Aaa      1,000        1,005,832
---------------------------------------------------------------------------------------------
Northeastern Hospital & Education Authority
  (Wilkes University Project); VRD Series 2002 B
  RB (LOC-Wachovia Bank N.A.)
  1.02%, 10/01/30(b)(c)                               --   VMIG-1      1,500        1,500,000
---------------------------------------------------------------------------------------------
Philadelphia (City of) Industrial Development
  Authority (Fox Chase Cancer Center); VRD Series
  2001 IDR
  (LOC-JP Morgan Chase & Co.)
  1.12%, 07/01/10(b)(k)                             A-1+      P-1      4,000        4,000,000
---------------------------------------------------------------------------------------------
Philadelphia (City of) Industrial Development
  Authority (Girard Estate Aramark Project); VRD
  Series 2002 IDR (LOC-JP Morgan Chase Bank &
  Co.)
  1.00%, 06/01/32(b)(c)                             A-1+       --     25,400       25,400,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Philadelphia (City of) Industrial Development
  Authority (Girard Estate Facilities Leasing);
  VRD Series 2001 IDR
  (LOC-Morgan Guaranty Trust)
  1.00%, 11/01/31(b)(c)                             A-1+       --    $ 1,400   $    1,400,000
---------------------------------------------------------------------------------------------
Washington (County of) Authority (Girard Estate
  Project); Refunding VRD Series 1999 RB
  (LOC-Chase Manhattan Bank (The)) (Acquired
  03/18/04; Cost $2,000,000)
  1.00%, 06/01/27(b)(c)(d)                          A-1+       --      2,000        2,000,000
---------------------------------------------------------------------------------------------
Washington (County of) Authority (Higher
  Education Pooled Equipment Lease); Lease VRD
  Series 1985 RB (LOC-Wachovia Bank)
  1.06%, 11/01/05(b)(c)                               --   VMIG-1      4,890        4,890,000
=============================================================================================
                                                                                  103,367,482
=============================================================================================

SOUTH CAROLINA-3.75%

Charleston (County of) School District; Unlimited
  Tax
  Series 2004 BAN GO
  2.00%, 11/04/04                                  SP-1+    MIG-1     20,000       20,122,169
---------------------------------------------------------------------------------------------
Cherokee (County of) (Newark Electric Division);
  Industrial VRD Series 1985 RB (LOC-LaSalle Bank
  N.A.)
  1.05%, 12/01/15(b)(c)                              A-1       --      6,500        6,500,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of South Carolina
  Public Service Authority); VRD Series 2000-4001
  Class A COP (Acquired 09/08/00; Cost
  $10,100,000)
  1.08%, 01/01/22(c)(d)(e)                          A-1+       --     10,100       10,100,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (State of South Carolina
  Public Service Authority); VRD Series 2000 L RB
  (Acquired 02/25/00; Cost $11,590,000)
  1.10%, 01/01/22(c)(d)(e)                            --   VMIG-1     11,590       11,590,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (State of South Carolina Transportation
  Infrastructure); Floating Rate Trust Ctfs. VRD
  Series 2002-728 RB (Acquired 11/13/02; Cost
  $7,185,000) 1.07%, 10/01/22(c)(d)(e)               A-1       --      7,185        7,185,000
---------------------------------------------------------------------------------------------
Oconee (County of) (Duke); Refunding Pollution
  Control VRD Series 1993 RB (LOC-Bank One Trust
  Co.)
  1.05%, 02/01/17(b)(c)                               --      P-1      6,000        6,000,000
---------------------------------------------------------------------------------------------
Piedmont (City of) Municipal Power Agency;
  Refunding Electric VRD Series 2002 B RB
  1.05%, 01/01/18(c)(f)                              A-1   VMIG-1     32,700       32,700,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Educational Facilities
  Authority for Non-Profit Institutions (Morris
  College Project); VRD Series 1997 RB
  (LOC-Bank of America N.A.) (Acquired 07/30/02;
  Cost $2,300,000)
  1.10%, 07/01/17(b)(c)(d)                          A-1+       --      2,300        2,300,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Educational Facilities
  Authority for Non-Profit Institutions (The
  Allen University Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.) (Acquired 03/27/01;
  Cost $2,840,000) 1.10%, 09/01/18(b)(c)(d)         A-1+       --      2,840        2,840,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Children's Home
  Project); Economic Development VRD Series 2003
  RB (LOC-Branch Banking & Trust)
  1.05%, 03/01/23(b)(c)                               --   VMIG-1    $ 3,000   $    3,000,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Piedmont
  Foundation Project); Economic Development VRD
  Series 2002 RB (LOC-Bank of America N.A.)
  1.10%, 09/01/32(b)(c)(g)                            --       --      4,000        4,000,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.) (Acquired 07/23/02;
  Cost $2,775,000)
  1.10%, 09/01/18(b)(c)(d)                          A-1+       --      2,775        2,775,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Coastal Carolina
  University Project); Student Housing VRD Series
  2003 A RB (LOC-Wachovia Bank N.A.)
  1.01%, 07/01/35(b)(c)                              A-1       --      6,125        6,125,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Presbyterian Home of
  South Carolina Project); Economic Development
  VRD Series 2003 A RB (LOC-Wachovia Bank N.A)
  1.07%, 04/01/20(b)(c)                              A-1       --      4,535        4,535,000
=============================================================================================
                                                                                  119,772,169
=============================================================================================

TENNESSEE-7.72%

Clarksville (City of) Public Building Authority
  (Tennessee Municipal Bond Fund); Pooled Funding
  VRD Series 1997 RB
  (LOC-Bank of America N.A.) (Acquired 10/20/03;
  Cost $3,150,000)
  1.05%, 11/01/27(b)(c)(d)                            --   VMIG-1      3,150        3,150,000
---------------------------------------------------------------------------------------------
Clarksville (City of) Public Building Authority
  (Tennessee Municipal Bond Fund); Pooled Funding
  VRD Series 1999 RB
  (LOC-Bank of America N.A.) (Acquired 01/15/04;
  Cost $30,500,000)
  1.05%, 06/01/29(b)(c)(d)                            --   VMIG-1     30,500       30,500,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chattanooga); VRD
  Series 2000-4202 COP (Acquired 10/10/00; Cost
  $14,040,000)
  1.08%, 10/01/27(c)(d)(e)                          A-1+       --     14,040       14,040,000
---------------------------------------------------------------------------------------------
Hamilton (County of) Industrial Development Board
  (Tennessee Aquarium Project); VRD Series 1991
  IDR
  1.05%, 07/01/21(b)(c)                             A-1+       --      2,500        2,500,000
---------------------------------------------------------------------------------------------
Jackson (City of) Energy Authority; Electric
  Systems VRD Series 2003 B RB
  1.05%, 11/01/26(c)(f)                               --   VMIG-1     12,700       12,700,000
---------------------------------------------------------------------------------------------
Jackson (City of) Energy Authority; Wastewater
  Systems VRD Series 2002 RB
  1.05%, 12/01/22(c)(f)                               --   VMIG-1     23,435       23,435,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Jackson (City of) Health & Educational Facilities
  Board (Trinity Christian Academy); Educational
  Facilities VRD Series 2002 RB
  (LOC-AmSouth Bank)
  1.17%, 03/01/22(b)(c)                               --   VMIG-1    $ 5,400   $    5,400,000
---------------------------------------------------------------------------------------------
Knox (County of) Health Education & Housing
  Facility Board (Volunteer Student Housing LLC
  Project); Student Housing VRD Series 2002 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 09/01/34(b)(c)                               --   VMIG-1     27,020       27,020,000
---------------------------------------------------------------------------------------------
Memphis (City of); Electric System Sub-Series
  2003 A RB
  2.00%, 12/01/04                                    AA-      Aa3     10,000       10,056,093
---------------------------------------------------------------------------------------------
Metropolitan Government (City of Nashville &
  County of Davidson) Health & Education
  Facilities Board (Adventist Health System); VRD
  Series 1997 A RB (LOC-SunTrust Bank of Central
  Florida)
  1.02%, 11/15/27(b)(c)                             A-1+   VMIG-1      2,800        2,800,000
---------------------------------------------------------------------------------------------
Metropolitan Government (City of Nashville &
  County of Davidson) Health & Education
  Facilities Board (Adventist/Sunbelt); VRD
  Series 1996 A RB (LOC-SunTrust Bank of Central
  Florida)
  1.02%, 11/15/26(b)(c)                             A-1+   VMIG-1      3,200        3,200,000
---------------------------------------------------------------------------------------------
Metropolitan Government (City of Nashville &
  County of Davidson) Health & Education
  Facilities Board (Park at Hermitage Project);
  VRD Series 2004 RB (CEP-Federal National
  Mortgage Association)
  1.03%, 02/15/34(c)                                  --   VMIG-1      6,645        6,645,000
---------------------------------------------------------------------------------------------
Metropolitan Government (City of Nashville &
  County of Davidson) Health & Education
  Facilities Board (Vanderbilt University); VRD
  Series 2002 B RB
  1.10%, 10/01/32(k)                                A-1+   VMIG-1      3,200        3,200,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (City of Nashville & County of Davidson);
  Unlimited Tax Series 2003-871 GO
  (Acquired 11/17/03; Cost $4,995,000)
  1.07%, 10/15/10(c)(d)(e)                            --   VMIG-1      4,995        4,995,000
---------------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Local Government Public Improvement); VRD
  Series 1995 A RB
  1.05%, 06/01/15(c)(f)                               --   VMIG-1      5,570        5,570,000
---------------------------------------------------------------------------------------------
  VRD Series 1995 B-2 RB
  1.05%, 06/01/06(c)(f)                               --   VMIG-1      1,210        1,210,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 I A-1 RB
  1.05%, 06/01/22(c)(f)                               --   VMIG-1      5,900        5,900,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 II B-1 RB
  1.05%, 06/01/25(c)(f)                               --   VMIG-1      1,200        1,200,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 II E-1 RB
  1.05%, 06/01/21(c)(f)                               --   VMIG-1      2,100        2,100,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 II E-3 RB
  1.05%, 06/01/10(c)(f)                               --   VMIG-1      1,500        1,500,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 II E-5 RB
  1.05%, 06/01/17(c)(f)                               --   VMIG-1      1,390        1,390,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

  VRD Series 1997 II F-1 RB
  1.05%, 06/01/17(c)(f)                               --   VMIG-1    $ 1,335   $    1,335,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 II F-5 RB
  1.05%, 06/01/27(c)(f)                               --   VMIG-1      2,315        2,315,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III A-4 RB
  1.05%, 06/01/17(c)(f)                               --   VMIG-1        300          300,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III B-2 RB
  1.05%, 06/01/19(c)(f)                               --   VMIG-1      5,150        5,150,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III C-3 RB
  1.05%, 06/01/18(c)(f)                               --   VMIG-1      3,770        3,770,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III C-4 RB
  1.05%, 06/01/20(c)(f)                               --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
  VRD Series 1999 II A-1 RB
  1.05%, 06/01/24(c)(f)                               --   VMIG-1      5,600        5,600,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III A-1 RB
  1.05%, 06/01/07(c)(f)                               --   VMIG-1     15,850       15,850,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III A-3 RB
  1.05%, 06/01/19(c)(f)                               --   VMIG-1      1,325        1,325,000
---------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational & Housing
  Facilities Board (Baptist Memorial Hospital);
  Commercial Paper Notes (LOC-Bank of America
  N.A.)
  0.96%, 04/19/04(b)                                A-1+       --     12,400       12,400,000
---------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational & Housing
  Facilities Board (Briarcrest); Educational
  Facilities VRD Series 2002 RB
  (LOC-SunTrust Bank)
  1.05%, 04/01/22(b)(c)                               --   VMIG-1     11,500       11,500,000
---------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational & Housing
  Facilities Board (St. Benedict Auburndale
  School); VRD Series 2003 RB
  (LOC-AmSouth Bank)
  1.07%, 05/01/33(b)(c)                               --   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
Washington (County of) (Capital Outlay Notes);
  Refunding Unlimited Tax Series 2002 GO
  4.00%, 02/01/05(f)                                  --      Aaa      1,000        1,024,042
---------------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Educational
  Facilities VRD Series 2003 RB
  (LOC-SunTrust Bank)
  1.10%, 04/01/23(b)(c)                               --   VMIG-1      2,500        2,500,000
=============================================================================================
                                                                                  246,580,135
=============================================================================================

TEXAS-12.07%

ABN AMRO Munitops Ctfs. Trust (City of Leander
  Independent School District); Refunding
  Unlimited Multi-State Non-AMT Series 2002-16
  Ctfs. (Acquired 08/20/03; Cost $5,395,000)
  1.12%, 08/15/10(c)(d)(e)                            --   VMIG-1      5,395        5,395,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Alief (City of) Independent School District;
  Unlimited Tax Series 1997 GO (CEP-Texas
  Permanent School Fund)
  6.60%, 02/15/05                                    AAA      Aaa    $ 1,000   $    1,047,912
---------------------------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
  (ACES-Panhandle Pooled Health Care); VRD Series
  1985 RB (LOC-BNP Paribas)
  1.10%, 05/31/25(b)(c)                               --   VMIG-1      6,891        6,891,000
---------------------------------------------------------------------------------------------
Austin (City of) Housing Finance Corp. (Stassney
  Woods Apartments); Refunding Multi-Family
  Housing VRD Series 2004 A RB
  (CEP-Federal National Mortgage Association)
  1.03%, 10/15/32(c)                                  --   VMIG-1      4,050        4,050,000
---------------------------------------------------------------------------------------------
Austin (City of) Water & Wastewater System;
  Refunding Series 2002 A RB
  5.00%, 11/15/04(f)                                 AAA      Aaa      4,000        4,096,630
---------------------------------------------------------------------------------------------
Austin (City of); Refunding Limited Tax Series
  1993 GO
  5.50%, 09/01/04                                    AA+      Aa2      4,250        4,329,198
---------------------------------------------------------------------------------------------
Austin (City of); Utility System Series 1994 RB
  5.75%, 11/15/04(i)(o)                              AAA      Aaa      2,605        2,679,819
---------------------------------------------------------------------------------------------
Bell (County of) Health Facilities Development
  Corp. (Scott & White Memorial Hospital); VRD
  Series 2000 B-1 RB
  1.12%, 08/15/29(f)(k)                             A-1+   VMIG-1      7,100        7,100,000
---------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities Development
  Corp. (Air Force Village); VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.03%, 04/19/04(b)(c)                             A-1+       --     19,800       19,800,000
---------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities Development
  Corp. (Warm Springs); Healthcare System VRD
  Series 1997 RB
  (LOC-Chase Bank of Texas N.A.)
  1.06%, 09/01/27(b)(c)                               --   VMIG-1      3,635        3,635,000
---------------------------------------------------------------------------------------------
Brownsville (City of) Utility Systems; Refunding
  Sub. Lien VRD Series 2001 A RB
  0.90%, 11/04/04(f)(i)(l)                          A-1+   VMIG-1      3,300        3,300,000
---------------------------------------------------------------------------------------------
Coastal Bend Health Facilities Development Corp.
  (Incarnate Word Health Services); VRD Series
  1998 B RB
  1.00%, 08/15/28(c)(f)                            SP-1+   VMIG-1      1,800        1,800,000
---------------------------------------------------------------------------------------------
Dallas (City of) Waterworks & Sewer System;
  Refunding & Improvement Series 1997 RB
  5.25%, 04/01/04(i)(o)                              NRR      NRR      3,120        3,166,800
---------------------------------------------------------------------------------------------
Dallas (City of) Waterworks & Sewer System;
  Refunding Series 2002 A RB
  4.00%, 10/01/04                                    AA+      Aa2      3,500        3,551,725
---------------------------------------------------------------------------------------------
Dallas (City of); Limited Tax Series 2003 GO
  3.50%, 02/15/05                                    AA+      Aa1      1,500        1,532,363
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston Airport);
  VRD Series 2000-4307 COP (Acquired 11/15/00;
  Cost $15,750,000)
  1.08%, 07/01/28(c)(d)(e)                          A-1+       --     15,750       15,750,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Eagle Tax Exempt Trust (City of Houston Water &
  Sewer); VRD Series 2002-6019 Class A COP
  (Acquired 11/13/02; Cost $8,910,000)
  1.08%, 12/01/30(c)(d)(e)                          A-1+       --    $ 8,910   $    8,910,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston Water &
  Sewer); VRD Series 97-4305 COP (Acquired
  04/27/99; Cost $14,005,000)
  1.08%, 12/01/27(c)(d)(e)                          A-1+       --     14,005       14,005,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll Road);
  VRD Series 2001-4305 COP (Acquired 05/08/01;
  Cost $7,390,000)
  1.08%, 08/01/14(c)(d)(e)                          A-1+       --      7,390        7,390,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll Road);
  VRD Series 2002-6012 Class A COP (Acquired
  11/20/02; Cost $1,580,000)
  1.08%, 08/15/30(c)(d)(e)                          A-1+       --      1,580        1,580,000
---------------------------------------------------------------------------------------------
El Paso (County of); Refunding Limited Tax Series
  2002 A GO
  3.25%, 02/15/05(f)                                 AAA      Aaa      1,040        1,059,393
---------------------------------------------------------------------------------------------
First Union MERLOTs (Harris County Toll Road);
  VRD Series 2003 B16 RB (Acquired 02/19/03; Cost
  $3,015,000)
  1.10%, 08/15/25(c)(d)(e)                            --   VMIG-1      3,015        3,015,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (Jefferson County Health
  Facilities Development Corp.); VRD Series 2001
  A83 RB
  (Acquired 11/18/03; Cost $3,615,000)
  1.20%, 11/16/04(d)(e)(i)(n)                        A-1       --      3,615        3,615,000
---------------------------------------------------------------------------------------------
Garland (City of) Industrial Development
  Authority Inc. (Carroll Co. Project); VRD
  Series 1984 IDR (LOC-Wells Fargo Bank N.A.)
  (Acquired 09/03/03; Cost $1,050,000)
  1.06%, 12/01/14(b)(c)(d)                            --      Aaa      1,050        1,050,000
---------------------------------------------------------------------------------------------
Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Refunding Multi-Family
  VRD Series 1993 RB (CEP-General Electric
  Capital Corp.)
  1.08%, 06/01/10(c)                                A-1+       --      2,700        2,700,000
---------------------------------------------------------------------------------------------
Harris (County of) Cultural Education Facilities
  Finance Corp. (Houston Music Hall Foundation);
  VRD Series 1999 RB
  (LOC-Chase Bank of Texas)
  1.06%, 06/01/29(b)(c)                             A-1+       --      1,200        1,200,000
---------------------------------------------------------------------------------------------
Harris (County of) Health Facilities Development
  Corp. (St. Luke's Episcopal Hospital); VRD
  Refunding Series 2001 B RB
  1.12%, 02/15/31(k)                                A-1+       --     15,000       15,000,000
---------------------------------------------------------------------------------------------
Harris (County of) Health Facilities Development
  Corp. (Texas Medical Center Project); Special
  Facilities VRD Series 1999 B RB
  1.12%, 05/15/29(f)(k)                             A-1+   VMIG-1      2,900        2,900,000
---------------------------------------------------------------------------------------------
Harris (County of) Hospital District; Sub. Lien
  Series A RN 0.97%, 05/25/04                       A-1+       --      9,451        9,451,000
---------------------------------------------------------------------------------------------
Harris (County of) Houston Texas Sports Authority
  (Rodeo); Jr. Lein VRD Series 2001 C RB
  1.07%, 11/15/30(c)(f)                             A-1+   VMIG-1      6,400        6,400,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Harris (County of); Permanent Improvement
  Unlimited Tax Series 2003 GO
  3.00%, 10/01/04                                    AA+      Aa1    $ 1,000   $    1,009,456
---------------------------------------------------------------------------------------------
Harris (County of); Refunding Unlimited Tax
  Series 2001 GO
  5.00%, 10/01/04                                    AA+      Aa1      4,970        5,067,381
---------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development Corp.
  (AMOCO Project); Pollution Control VRD Series
  1985 IDR
  1.05%, 05/01/04(h)(i)                             A-1+      P-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
Houston (City of); Series A Commercial Paper
  Notes
  0.95%, 05/25/04                                    A-1      P-1     20,000       20,000,000
---------------------------------------------------------------------------------------------
Humble (City of) Independent School District
  (School Building); Unlimited Tax VRD Series
  2003 GO
  (CEP-Texas Permanent School Fund)
  1.02%, 06/15/23(c)                                A-1+   VMIG-1     12,500       12,500,000
---------------------------------------------------------------------------------------------
Mansfield (City of); Refunding Unlimited Tax
  Series 2004 GO
  2.00%, 02/15/05(f)                                 AAA      Aaa        855          861,669
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Brazosport
  Independent School District); Refunding
  Unlimited Tax VRD Series 2003 PT-1690 GO
  (Acquired 02/20/03; Cost $4,945,000)
  1.07%, 08/15/10(c)(d)(e)                            --   VMIG-1      4,945        4,945,000
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Harris County Hospital
  District); VRD Series 2002 PT-665 RB (Acquired
  10/02/02; Cost $5,935,000)
  1.07%, 08/15/08(c)(d)(e)                          A-1+       --      5,935        5,935,000
---------------------------------------------------------------------------------------------
Mesquite (City of) Independent School District
  (School Building); Unlimited Tax VRD Series
  2003 A GO (CEP-Texas Permanent School Fund)
  1.02%, 08/01/29(c)                               SP-1+       --     10,000       10,000,000
---------------------------------------------------------------------------------------------
Midlothian (City of) Industrial Development Corp.
  (Box-Crow Cement Co. Project); Pollution
  Control VRD Series 1984 IDR
  (LOC-UBS A.G.)
  1.03%, 12/01/09(b)(c)                               --      P-1      1,400        1,400,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (State of Texas Affordable Housing
  Corp.); Floating Rate Trust Ctfs. VRD Series
  2003-780 RB (Acquired 02/19/03; Cost
  $2,500,000)
  1.07%, 09/01/22(c)(d)(e)                            --   VMIG-1      2,500        2,500,000
---------------------------------------------------------------------------------------------
North Central (Region of) Health Facility
  Development Corp. (Northwest Senior Housing
  Corp.); Retirement Facility VRD Series 1999 C
  RB
  (LOC-LaSalle Bank N.A.)
  1.02%, 11/15/29(b)(c)                              A-1       --      3,900        3,900,000
---------------------------------------------------------------------------------------------
Northside Independent School District; Refunding
  Unlimited Tax Series 2003 A GO (CEP-Texas
  Permanent School Fund)
  1.00%, 08/01/04(i)(l)                             A-1+   VMIG-1      2,400        2,400,000
---------------------------------------------------------------------------------------------
Pasadena (City of) Independent School District;
  Limited Tax VRD Series 2000 A GO (CEP-Texas
  Permanent School Fund)
  1.35%, 04/01/04(i)(l)                               --   VMIG-1      2,000        2,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Red River Authority (Southwestern Public
  Services); Refunding Pollution Control Series
  1996 IDR
  1.02%, 07/01/16(c)(f)                             A-1+   VMIG-1    $ 4,000   $    4,000,000
---------------------------------------------------------------------------------------------
San Antonio (City of) Water System; Series 2001 A
  Commercial Paper Notes
  0.98%, 04/07/04                                   A-1+      P-1     32,200       32,200,000
---------------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance Corp.
  (Austin College Project); VRD Series 1997 RB
  (LOC-Bank of America N.A.)
  1.10%, 01/01/18(b)(c)                             A-1+       --     12,800       12,800,000
---------------------------------------------------------------------------------------------
Texas (State of) Department of Housing &
  Community Affairs (High Point III); Refunding
  Multi-Family Housing VRD Series 1993 A RB
  (CEP-Federal National Mortgage Association)
  1.02%, 02/01/23(c)                                A-1+       --      6,550        6,550,000
---------------------------------------------------------------------------------------------
Texas (State of); Series 2003 TRAN
  2.00%, 08/31/04                                  SP-1+    MIG-1     63,200       63,428,820
---------------------------------------------------------------------------------------------
Tom Green (County of) Health Facilities
  Development Corp. (Universal Health Services of
  San Antonio); Health Facilities VRD Series 1985
  RB (LOC-Morgan Guaranty Trust)
  1.02%, 12/01/15(b)(c)                             A-1+       --      2,200        2,200,000
---------------------------------------------------------------------------------------------
Travis (County of) Housing Finance Corp. (Travis
  Station Apartments Project); Refunding
  Multi-Family Housing VRD Series 2004 A RB
  (CEP-Federal National Mortgage Association)
  1.03%, 02/15/34(c)                                  --   VMIG-1      3,585        3,585,000
---------------------------------------------------------------------------------------------
Trinity River Industrial Development Authority
  (Radiation Sterilizers); (LOC-American National
  Bank & Trust)
  VRD Series 1985 A IDR 1.10%, 11/01/05(b)(j)        A-1       --      1,900        1,900,000
---------------------------------------------------------------------------------------------
  VRD Series 1985 B IDR 1.10%, 11/01/05(b)(j)        A-1       --      2,450        2,450,000
---------------------------------------------------------------------------------------------
Wachovia MERLOTs (Southeast Texas Housing Finance
  Corp.); VRD Series 2001 A18 RB (Acquired
  11/18/03; Cost $4,680,000)
  1.20%, 11/16/04(d)(e)(i)(n)                        A-1       --      4,680        4,680,000
---------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Texas); Refunding
  VRD Series 2003 B14 RB (Acquired 01/29/03; Cost
  $8,010,000)
  1.08%, 08/15/22(c)(d)(e)                            --   VMIG-1      8,010        8,010,000
=============================================================================================
                                                                                  385,723,166
=============================================================================================

UTAH-1.88%

Davis (County of) Housing Authority (Fox Creek
  Apartments); Refunding Multi-Family Housing VRD
  Series 1997 A RB
  (LOC-Bank One Arizona N.A.)
  1.06%, 08/15/27(b)(c)                              A-1       --      4,240        4,240,000
---------------------------------------------------------------------------------------------
Davis (County of) School District (Utah School
  Building Guarantee Program); Unlimited Tax
  Series 2003 GO
  2.00%, 06/01/04                                     --      Aaa      4,040        4,046,141
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
UTAH-(CONTINUED)

Emery (County of) (PacifiCorp Projects);
  Refunding Pollution Control VRD Series 1994 RB
  1.12%, 11/01/24(f)(k)                              A-1   VMIG-1    $ 8,500   $    8,500,000
---------------------------------------------------------------------------------------------
First Union MERLOTS (Intermountain Power Agency);
  Power Supply VRD Series 2002 A59 RB (Acquired
  10/23/02; Cost $7,120,000)
  1.10%, 07/01/10(c)(d)(e)                            --   VMIG-1      7,120        7,120,000
---------------------------------------------------------------------------------------------
Intermountain Power Agency; Power Supply VRD
  Series 1985 E RB
  1.05%, 06/01/04(f)(i)                             A-1+   VMIG-1     14,770       14,770,000
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Murray Hospital
  Revenue); VRD Series 2002 PA-1066 RB
  (Acquired 10/02/02; Cost $5,995,000)
  1.07%, 05/15/22(c)(d)(e)                           A-1       --      5,995        5,995,000
---------------------------------------------------------------------------------------------
Murray (City of) (IHC Health Services Inc.);
  Hospital VRD Series 2003 C RB
  1.12%, 05/15/36(k)                                A-1+       --      6,450        6,450,000
---------------------------------------------------------------------------------------------
Salt Lake (City of) (Gateway Project); Special
  Assessment VRD Series 2003 (LOC-Citibank N.A.)
  1.05%, 12/01/23(b)(c)                             A-1+       --      5,900        5,900,000
---------------------------------------------------------------------------------------------
Salt Lake City (City of) Industrial Development
  (Parkview Plaza Associates); VRD Series 1984
  IDR (LOC-Bank One Arizona N.A.)
  1.10%, 12/01/14(b)(c)                              A-1       --      2,175        2,175,000
---------------------------------------------------------------------------------------------
Sanpete (County of) School Facilities (Wasatch
  Academy); VRD Series 2003 RB (LOC-U.S. Bank
  N.A.)
  1.07%, 08/01/28(b)(c)                             A-1+       --      1,000        1,000,000
=============================================================================================
                                                                                   60,196,141
=============================================================================================

VERMONT-0.54%

Vermont (State of) Educational & Health Building
  Financing Agency (Fletcher Allen Health Care
  Inc.); Hospital VRD Series 2000 B RB
  1.09%, 12/01/30(c)(f)                             A-1+   VMIG-1     10,800       10,800,000
---------------------------------------------------------------------------------------------
Vermont (State of) Student Assistance Corp.;
  Student Loan VRD Series 1985 RB (LOC-State
  Street Bank & Trust)
  1.05%, 01/01/08(b)(j)                               --   VMIG-1      2,640        2,640,000
---------------------------------------------------------------------------------------------
Vermont (State of); Unlimited Tax Series 1994 A
  GO
  6.40%, 01/15/05(i)(o)                              NRR      NRR      3,510        3,723,496
=============================================================================================
                                                                                   17,163,496
=============================================================================================

VIRGINIA-0.34%

Chesapeake (City of) Hospital Authority
  (Chesapeake General Hospital); Hospital
  Facility VRD Series 2001 B RB (LOC-SunTrust
  Bank)
  1.08%, 07/01/31(b)(c)                             A-1+       --      1,545        1,545,000
---------------------------------------------------------------------------------------------
Harrisonburg (City of) Redevelopment & Housing
  Authority (Misty Ridge Project); Refunding
  Multi-Family Housing VRD Series 1991 A RB
  (LOC-Bank One N.A.)
  1.05%, 03/01/16(b)(c)                               --   VMIG-1      2,000        2,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Norfolk (City of) Industrial Development
  Authority (Sentara Health System); Commercial
  Paper Notes
  0.95%, 05/11/04                                   A-1+      P-1    $ 5,500   $    5,500,000
---------------------------------------------------------------------------------------------
Winchester (City of) Industrial Development
  Authority (Shenandoah University); Educational
  Facilities Series 1994 IDR
  6.70%, 10/01/04(i)(o)                              NRR      NRR      1,620        1,697,758
=============================================================================================
                                                                                   10,742,758
=============================================================================================

WASHINGTON-6.11%

ABN AMRO Munitops Ctfs. Trust (City of Seattle);
  Multi-State Non-AMT VRD Series 2003-7 Ctfs.
  (Acquired 05/13/03; Cost $10,685,000)
  1.10%, 06/16/04(d)(e)(g)(h)(n)                      --   VMIG-1     10,685       10,685,000
---------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (King County);
  Limited Tax Multi-State Non-AMT VRD Series
  2001-1 Ctfs. (Acquired 01/04/01; Cost
  $10,000,000)
  1.12%, 07/01/06(c)(d)(e)                            --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional Conference
  Center); VRD Series 2003 RB (LOC-Bank of
  America NT & SA)
  1.10%, 12/01/28(b)(c)(g)                            --       --      2,565        2,565,000
---------------------------------------------------------------------------------------------
Clark (County of) School District No. 037 (City
  of Vancouver); Refunding Unlimited Tax Series
  2003 B GO
  2.00%, 06/01/04                                     --      Aa1      1,700        1,702,705
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington
  Public Power Support System Project 2), VRD
  Series 96-4703 COP (Acquired 05/02/01; Cost
  $5,870,000)
  1.08%, 07/01/11(c)(d)(e)                          A-1+       --      5,870        5,870,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington); VRD
  Series 98-4701, Class A COP (Acquired 07/20/00;
  Cost $14,400,000)
  1.08%, 05/01/18(c)(d)(e)                          A-1+       --     14,400       14,400,000
---------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Commercial Paper Notes (LOC-Bank of America
  N.A.)
  1.00%, 10/26/04(b)                                A-1+       --      4,300        4,300,000
---------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Series A Project RN (LOC-Bank of America N.A.)
  1.00%, 10/26/04(b)                                A-1+       --      7,000        7,000,000
---------------------------------------------------------------------------------------------
Everett (City of); Limited VRD Tax Series 2001 GO
  (LOC-Bank of America N.A.)
  1.10%, 12/01/21(b)(c)(g)                            --       --      2,600        2,600,000
---------------------------------------------------------------------------------------------
Issaquah (City of) Community Properties; VRD
  Special Revenue Series 2001 A RB (LOC-Bank of
  America N.A.)
  1.03%, 02/15/21(b)(c)                               --   VMIG-1     10,150       10,150,000
---------------------------------------------------------------------------------------------
King & Snohomish (Counties of) School District
  No. 417 (Northshore); Unlimited Tax Series 2003
  GO
  2.00%, 12/01/04(f)                                 AAA      Aaa      3,300        3,319,169
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

King (County of) Economic Enterprise Corp. (Puget
  Sound Blood Center Project); VRD Series 1998
  IDR (LOC-U.S. Bank N.A.)
  1.07%, 04/01/23(b)(c)                               --   VMIG-1    $ 3,810   $    3,810,000
---------------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Special Revenue
  VRD Series 1999 A RB
  (LOC-U.S. Bank N.A.)
  1.05%, 12/01/19(b)(c)                               --   VMIG-1     11,800       11,800,000
---------------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Special Revenue
  VRD Series 1999 B RB
  (LOC-U.S. Bank N.A.)
  1.05%, 12/01/19(b)(c)                               --   VMIG-1        200          200,000
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Energy Northwest);
  Refunding VRD Series 2001 PA-846 RB (Acquired
  10/02/02; Cost $3,800,000)
  1.08%, 01/01/10(c)(d)(e)                           A-1       --      3,800        3,800,000
---------------------------------------------------------------------------------------------
Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); Special Revenue VRD
  Series 1997 RB
  (LOC-Bank of America NT & SA)
  1.10%, 01/01/27(b)(c)                             A-1+   VMIG-1     12,705       12,705,000
---------------------------------------------------------------------------------------------
Pierce (County of) School District No. 010 (City
  of Tacoma); Unlimited Tax Series 2001 GO
  4.00%, 06/01/04                                     AA      Aa1      1,000        1,005,044
---------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); Low Income Housing Assistance
  VRD Series 1994 B RB
  (LOC-U.S. Bank of Washington)
  1.07%, 05/01/19(b)(c)                             A-1+       --      2,440        2,440,000
---------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Refunding VRD Series
  1995 RB (LOC-U.S. Bank N.A.)
  1.03%, 12/01/15(b)(c)                             A-1+       --      1,760        1,760,000
---------------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development Corp.
  (Sysco Food Services Project); Refunding VRD
  Series 1994 RB
  1.06%, 11/01/25(c)                                A-1+   VMIG-1      8,000        8,000,000
---------------------------------------------------------------------------------------------
Snohomish (County of) Housing Authority (Ebey
  Arms Centerhouse Project); Refunding Housing
  VRD Series 2003 RB
  (LOC-Bank of America N.A.)
  1.10%, 12/01/34(b)(c)(g)                            --       --      6,245        6,245,000
---------------------------------------------------------------------------------------------
Tacoma (City of); Series 2B Commercial Paper
  Notes (LOC-Bank of America N.A.)
  0.95%, 04/08/04(b)                                A-1+      P-1     15,000       15,000,000
---------------------------------------------------------------------------------------------
Vancouver (City of) Housing Authority (Village
  Park Apartments Project); Housing VRD Series
  2000 RB
  (LOC-U.S. Bank N.A.)
  1.05%, 11/02/05(b)(c)                             A-1+       --      1,430        1,430,000
---------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Puget Sound Regional
  Transit Authority); Sales Tax & Motor VRD
  Series 2001 A46 RB
  (Acquired 11/12/03; Cost $6,275,000)
  1.30%, 11/10/04(d)(e)(i)(n)                         --   VMIG-1      6,275        6,275,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Wachovia MERLOTs (County of Snohomish); Limited
  Tax VRD Series 2003 B33 GO (Acquired 03/01/04;
  Cost $4,545,000)
  1.10%, 12/01/27(c)(d)(e)                            --   VMIG-1    $ 4,545   $    4,545,000
---------------------------------------------------------------------------------------------
Washington (State of) Economic Development
  Finance Authority (Seadrunar Recycling LLC
  Project); Economic Development VRD Series 2000
  E RB (LOC-U.S. Bank N.A.)
  1.08%, 08/01/25(b)(c)                             A-1+       --      2,715        2,715,000
---------------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority (Empire Health Services); VRD Series
  2003 RB (LOC-U.S. Bank N.A.)
  1.02%, 11/01/23(b)(c)                             A-1+       --      2,335        2,335,000
---------------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority (Providence Services); VRD Series
  2002 A RB (LOC-U.S. Bank N.A.)
  1.12%, 12/01/30(b)(k)                             A-1+       --     11,200       11,200,000
---------------------------------------------------------------------------------------------
Washington (State of) Higher Education Facilities
  Authority (Cornish College Arts Project); VRD
  Series 2003 A RB
  (LOC-Bank of America N.A.)
  1.10%, 12/01/33(b)(c)                               --   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (Emerald Heights Project); Refunding Nonprofit
  Housing VRD Series 2003 RB (LOC-Bank of America
  N.A.)
  1.08%, 07/01/33(b)(g)(k)                            --       --      6,500        6,500,000
---------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (Judson Park Project); Refunding Nonprofit
  Housing VRD Series 2004 A RB
  (LOC-U.S. Bank N.A.)
  1.02%, 01/01/29(b)(c)(g)                            --       --     10,210       10,210,000
---------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (Nikkei Concerns Project); Nonprofit Housing
  VRD Series 1994 RB
  (LOC-U.S. Bank N.A.)
  1.08%, 10/01/19(b)(c)                             A-1+       --      2,235        2,235,000
---------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (Tacoma Art Museum Project); Nonprofit VRD
  Series 2002 RB
  (LOC-Northern Trust Co.)
  1.17%, 06/01/32(b)(k)                               --   VMIG-1      1,225        1,225,000
---------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (University Preparatory Academy Project);
  Nonprofit VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.10%, 07/01/30(b)(c)                               --   VMIG-1      1,250        1,250,000
---------------------------------------------------------------------------------------------
Washington (State of); Refunding Unlimited Tax
  Series 2001 R-A GO
  5.25%, 09/01/04(f)                                 AAA      Aaa      1,000        1,017,163
=============================================================================================
                                                                                  195,294,081
=============================================================================================

WEST VIRGINIA-1.11%

Monongalia (County of) Building Community
  Hospital (Monongalia General Hospital);
  Refunding VRD Series 2002 A RB
  (LOC-Bank One of West Virginia)
  1.05%, 07/01/17(b)(c)                              A-1   VMIG-1        745          745,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
WEST VIRGINIA-(CONTINUED)

West Virginia (State of) Hospital Finance
  Authority (Cabell Huntington); Refunding VRD
  Series 2002 A-1 RB
  (LOC-Bank One of West Virginia)
  1.06%, 06/01/13(b)(c)                               --   VMIG-1    $10,270   $   10,270,000
---------------------------------------------------------------------------------------------
West Virginia (State of) Hospital Finance
  Authority (Camden Clark Hospital); Refunding
  VRD Series 2003 A RB (LOC-U.S. Bank N.A.)
  1.07%, 02/01/10(b)(c)                               --   VMIG-1      5,580        5,580,000
---------------------------------------------------------------------------------------------
West Virginia (State of) Hospital Finance
  Authority (Pallottine Health); Refunding VRD
  Series 2003 A-1 RB (LOC-Bank One N.A.)
  1.02%, 10/01/33(b)(c)                               --   VMIG-1     19,000       19,000,000
=============================================================================================
                                                                                   35,595,000
=============================================================================================

WISCONSIN-2.72%

Byron (City of) (Ocean Spray Inc. Project);
  Refunding VRD Series 1998 IDR (LOC-Wachovia
  Bank of North Carolina) (Acquired 11/06/03;
  Cost $3,500,000)
  1.01%, 12/01/20(b)(c)(d)                            --      Aa2      3,500        3,500,000
---------------------------------------------------------------------------------------------
Kimberly (City of) (Fox Cities YMCA Project); VRD
  Series 2002 RB
  (LOC-M&I Marshall & Ilsley)
  1.10%, 04/01/32(b)(c)                               --   VMIG-1      2,540        2,540,000
---------------------------------------------------------------------------------------------
Waukesha (County of); Unlimited Tax Promissory
  Notes Series 2004 GO
  2.00%, 04/01/05                                     --      Aaa      1,500        1,513,950
---------------------------------------------------------------------------------------------
Wind Point (City of) (Johnson Foundation
  Project); VRD Series 2000 RB (LOC-Harris Trust
  & Savings Bank)
  1.07%, 09/01/35(b)(c)                             A-1+       --      4,700        4,700,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish Project);
  VRD Series 2003 RB (LOC-Bank One N.A.)
  1.06%, 07/01/28(b)(c)                               --   VMIG-1      2,150        2,150,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health System); VRD
  Series 2003 C RB
  (LOC-M&I Marshall & Ilsley)
  1.05%, 08/15/23(b)(c)                               --   VMIG-1      7,600        7,600,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health); Pooled
  Loan VRD Series 2003 I RB
  (LOC-M&I Marshall & Ilsley)
  1.06%, 06/01/23(b)(c)                               --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Sinai Samaritan Medical
  Center); VRD Series 1994 A RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.05%, 09/01/19(b)(c)                              A-1       --      5,938        5,938,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Johns Home); Pooled
  Loan VRD Series 2003 J RB
  (LOC-M&I Marshall & Ilsley)
  1.06%, 07/01/23(b)(c)                               --   VMIG-1      4,250        4,250,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (St. Lukes Medical
  Center); VRD Series 1987 RB
  (LOC-Kredietbank N.V.) (Acquired 11/25/03; Cost
  $30,000,000)
  1.05%, 12/01/17(b)(c)(d)                           A-1       --    $30,000   $   30,000,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash Flow
  Management Program; Series 2003 B-1 COP
  2.00%, 11/01/04                                     --    MIG-1      5,565        5,592,307
---------------------------------------------------------------------------------------------
Wisconsin (State of); Clean Water Series 1993-2
  RB
  4.70%, 06/01/04                                    AA+      Aa2      3,500        3,520,894
---------------------------------------------------------------------------------------------
Wisconsin (State of); Transportation Series 2002
  A RB
  3.00%, 07/01/04(f)                                 AAA      Aaa      5,750        5,778,157
=============================================================================================
                                                                                   87,083,308
=============================================================================================
TOTAL INVESTMENTS-100.19% (Cost
  $3,202,019,641)(p)                                                            3,202,019,641
=============================================================================================
OTHER ASSETS LESS LIABILITIES-(0.19%)                                              (6,082,827)
=============================================================================================
NET ASSETS-100.00%                                                             $3,195,936,814
_____________________________________________________________________________________________
=============================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificate of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Optional Tender
NRR      - Not Re-Rated
P-Floats - Puttable Floating Option Tax-Exempt Receipts
PUTTERS  - Puttable Tax Exempt Receipts
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (g) and (m) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury Obligation held by a bank custodian; this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Auditors.
(b) Principal and interest payments are guaranteed by the letter of credit agreement.
(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on 03/31/04.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 03/31/04 was $699,770,000, which represented 21.90% of the Fund's net assets. Unless otherwise indicated, this security is not considered to be illiquid.
(e) Synthetic municipal instrument; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., MBIA Insurance Corp. or XL Capital Assurance Inc.
(g) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(h) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on 03/31/04.
(i) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(j) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined monthly. Rate shown is the rate in effect on 03/31/04.
(k) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined daily. Rate shown is the rate in effect on 03/31/04.
(l) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined annually. Rate shown is the rate in effect on 03/31/04.
(m) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Trustees and followed by the investment advisor.
(n) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 03/31/04 was $63,310,000 which represented 1.98% of the Fund's net assets.
(o) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(p) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2004

ASSETS:

Investments, at market value (cost $3,202,019,641)                        $3,202,019,641
---------------------------------------------------------------------------------------
Cash                                                                          1,386,158
---------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                            2,655,250
---------------------------------------------------------------------------------------
  Interest                                                                    7,736,379
---------------------------------------------------------------------------------------
  Amount due from advisor                                                        39,311
---------------------------------------------------------------------------------------
Investment for deferred compensation and retirement plans                       133,075
---------------------------------------------------------------------------------------
Other assets                                                                    107,519
=======================================================================================
    Total assets                                                          3,214,077,333
_______________________________________________________________________________________
=======================================================================================

LIABILITIES:

Payables for:
  Investments purchased                                                      15,689,202
---------------------------------------------------------------------------------------
  Dividends                                                                   1,950,617
---------------------------------------------------------------------------------------
  Deferred compensation and retirement plans                                    202,501
---------------------------------------------------------------------------------------
Accrued distribution fees                                                       131,205
---------------------------------------------------------------------------------------
Accrued transfer agent fees                                                      94,662
---------------------------------------------------------------------------------------
Accrued operating expenses                                                       72,332
=======================================================================================
    Total liabilities                                                        18,140,519
=======================================================================================
Net assets applicable to shares outstanding                               $3,195,936,814
_______________________________________________________________________________________
=======================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                           $3,195,937,746
---------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment securities                (932)
=======================================================================================
                                                                          $3,195,936,814
_______________________________________________________________________________________
=======================================================================================


NET ASSETS:

Institutional Class                                                       $1,953,768,936
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                  $ 150,399,126
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                                 $  10,393,628
_______________________________________________________________________________________
=======================================================================================
Cash Management Class                                                     $ 768,140,990
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                             $  14,029,600
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                            $ 299,204,534
_______________________________________________________________________________________
=======================================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF
  SHARES AUTHORIZED:

Institutional Class                                                       1,953,715,247
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                    150,385,407
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                                    10,390,617
_______________________________________________________________________________________
=======================================================================================
Cash Management Class                                                       768,132,195
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                                14,027,577
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                              299,203,210
_______________________________________________________________________________________
=======================================================================================
Net asset value and offering price per share for each class               $        1.00
_______________________________________________________________________________________
=======================================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended March 31, 2004

INVESTMENT INCOME:

Interest                                                      $30,872,790
=========================================================================

EXPENSES:

Advisory fees                                                   6,126,543
-------------------------------------------------------------------------
Administrative services fees                                      581,975
-------------------------------------------------------------------------
Custodian fees                                                    189,391
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,057,444
-------------------------------------------------------------------------
  Personal Investment Class                                        94,654
-------------------------------------------------------------------------
  Cash Management Class                                           665,410
-------------------------------------------------------------------------
  Reserve Class                                                   112,954
-------------------------------------------------------------------------
  Resource Class                                                  589,637
-------------------------------------------------------------------------
Transfer agent fees                                               529,387
-------------------------------------------------------------------------
Trustees' fees                                                     53,746
-------------------------------------------------------------------------
Other                                                             460,157
=========================================================================
    Total expenses                                             10,461,298
=========================================================================
Less: Fees waived                                              (2,279,393)
=========================================================================
    Net expenses                                                8,181,905
=========================================================================
Net investment income                                          22,690,885
=========================================================================
Net realized gain from investment securities                       40,841
=========================================================================
Net increase in net assets resulting from operations          $22,731,726
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   22,690,885    $   26,106,952
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 40,841           (25,175)
==============================================================================================
    Net increase in net assets resulting from operations          22,731,726        26,081,777
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (14,405,472)      (17,031,877)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (1,230,193)       (1,818,359)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (37,490)          (93,454)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           (5,040,826)       (4,920,342)
----------------------------------------------------------------------------------------------
  Reserve Class                                                       (8,425)          (64,630)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (1,968,479)       (2,178,290)
==============================================================================================
    Decrease in net assets resulting from distributions          (22,690,885)      (26,106,952)
==============================================================================================
Share transactions-net:
  Institutional Class                                            632,519,818        82,192,016
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (77,436,378)       48,742,626
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (6,598,054)       11,894,107
----------------------------------------------------------------------------------------------
  Cash Management Class                                          150,447,508       297,170,515
----------------------------------------------------------------------------------------------
  Reserve Class                                                    1,376,091        (5,545,385)
----------------------------------------------------------------------------------------------
  Resource Class                                                  39,025,099       122,868,778
==============================================================================================
    Net increase in net assets resulting from share
      transactions                                               739,334,084       557,322,657
==============================================================================================
    Net increase in net assets                                   739,374,925       557,297,482
==============================================================================================

NET ASSETS:

  Beginning of year                                            2,456,561,889     1,899,264,407
==============================================================================================
  End of year (including undistributed net investment income
    of $0 and $0 for 2004 and 2003, respectively)             $3,195,936,814    $2,456,561,889
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. On November 4, 2003, the Fund was reorganized from a separate series of Tax-Free Investments Co. to a new series portfolio of the Trust.

    Under the Trust's organizational documents, the Fund's officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code of 1986, as amended.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. The Fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.22%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 0.22% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees;
(iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement; (vi) Rule 12b-l fees; (vii) trustees' fees; and (viii) federal registration fees. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through March 31, 2005. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year ended March 31, 2004, AIM waived fees of $1,447,004.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended March 31, 2004, AIM was paid $581,975 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2004, AISI retained $432,332 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of the such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended March 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $528,722, $69,413, $532,328, $85,537 and $471,710, respectively, after FMC waived plan fees of $528,722, $25,241, $133,082, $27,417 and $117,927, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended March 31, 2004, the Fund paid legal fees of $10,305 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended March 31, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended March 31, 2004 and 2003 was as follows:

                                                                 2004           2003
----------------------------------------------------------------------------------------
Distributions paid from ordinary income -- tax exempt         $22,690,885    $26,106,952
________________________________________________________________________________________
========================================================================================

TAX COMPONENTS OF NET ASSETS:

As of March 31, 2004, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                   $      154,544
------------------------------------------------------------------------------
Temporary book/tax differences                                        (154,543)
------------------------------------------------------------------------------
Capital loss carryforward                                                 (933)
------------------------------------------------------------------------------
Shares of beneficial interest                                    3,195,937,746
==============================================================================
    Total net assets                                            $3,195,936,814
______________________________________________________________________________
==============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund utilized $30,487 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD
----------------------------------------------------------------------------
March 31, 2011                                                      $933
============================================================================
The ability to use capital loss carryforwards may be limited under the
Internal Revenue Code and related regulations.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                      CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------
                                                          {YEAR ENDED MARCH 31,
                                 ------------------------------------------------------------------------
                                                2004                                  2003
                                 -----------------------------------    ---------------------------------
                                     SHARES              AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             13,446,683,719    $ 13,446,683,719     9,993,613,813    $ 9,993,613,813
---------------------------------------------------------------------------------------------------------
  Private Investment Class           489,285,624         489,285,624       366,327,891        366,327,891
---------------------------------------------------------------------------------------------------------
  Personal Investment Class           26,756,133          26,756,133        49,022,061         49,022,061
---------------------------------------------------------------------------------------------------------
  Cash Management Class            5,641,820,633       5,641,820,633     3,773,086,548      3,773,086,548
---------------------------------------------------------------------------------------------------------
  Reserve Class                      156,764,612         156,764,612       179,359,417        179,359,417
---------------------------------------------------------------------------------------------------------
  Resource Class                   1,508,376,051       1,508,376,051       962,309,593        962,309,593
=========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                  7,301,226           7,301,226         4,749,313          4,749,313
---------------------------------------------------------------------------------------------------------
  Private Investment Class               737,747             737,747         1,254,023          1,254,023
---------------------------------------------------------------------------------------------------------
  Personal Investment Class                4,054               4,054            14,703             14,703
---------------------------------------------------------------------------------------------------------
  Cash Management Class                4,115,815           4,115,815         4,134,190          4,134,190
---------------------------------------------------------------------------------------------------------
  Reserve Class                            8,921               8,921            71,043             71,043
---------------------------------------------------------------------------------------------------------
  Resource Class                       1,860,224           1,860,224         2,003,975          2,003,975
=========================================================================================================
Reacquired:
  Institutional Class            (12,821,465,127)    (12,821,465,127)   (9,916,171,110)    (9,916,171,110)
---------------------------------------------------------------------------------------------------------
  Private Investment Class          (567,459,749)       (567,459,749)     (318,839,288)      (318,839,288)
---------------------------------------------------------------------------------------------------------
  Personal Investment Class          (33,358,241)        (33,358,241)      (37,142,657)       (37,142,657)
---------------------------------------------------------------------------------------------------------
  Cash Management Class           (5,495,488,940)     (5,495,488,940)   (3,480,050,223)    (3,480,050,223)
---------------------------------------------------------------------------------------------------------
  Reserve Class                     (155,397,442)       (155,397,442)     (184,975,845)      (184,975,845)
---------------------------------------------------------------------------------------------------------
  Resource Class                  (1,471,211,176)     (1,471,211,176)     (841,444,790)      (841,444,790)
=========================================================================================================
                                     739,334,084    $    739,334,084       557,322,657    $   557,322,657
_________________________________________________________________________________________________________
=========================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                         RESERVE CLASS
                                  ------------------------------------------------------------
                                                                                 JUNE 1, 1999
                                                                                 (DATE SALES
                                             YEAR ENDED MARCH 31,                COMMENCED) TO
                                  -------------------------------------------    MARCH 31,
                                   2004          2003       2002       2001         2000
----------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $  1.00       $  1.00    $  1.00    $  1.00       $  1.00
----------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income             0.001         0.004       0.01       0.03          0.02
==============================================================================================
Less distributions from net
  investment income                (0.001)       (0.004)     (0.01)     (0.03)        (0.02)
==============================================================================================
Net asset value, end of period    $  1.00       $  1.00    $  1.00    $  1.00       $  1.00
______________________________________________________________________________________________
==============================================================================================
Total return(a)                      0.08%         0.39%      1.35%      3.12%         2.10%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                        $14,030       $12,653    $18,200    $15,871       $23,283
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                   0.98%(b)      1.05%      1.02%      1.00%         1.00%(c)
----------------------------------------------------------------------------------------------
  Without fee waivers                1.27%(b)      1.27%      1.28%      1.29%         1.29%(c)
______________________________________________________________________________________________
==============================================================================================
Ratio of net investment income
  to average net assets              0.07%(b)      0.37%      1.21%      3.05%         2.45%(c)
______________________________________________________________________________________________
==============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $11,295,442.
(c)  Annualized.

NOTE 8--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.


  Regulatory Actions and Inquiries Concerning IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.


  Regulatory Inquiries Concerning AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's

Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.

  Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  For the period ended March 31, 2004, the Fund has incurred no expenses in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

  Private Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain

Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

  Other Private Actions

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

  Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

  As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Tax-Free Cash Reserve Portfolio and the Board of Trustees of Tax-Free Investment Trust:

We have audited the accompanying statement of assets and liabilities of Tax-Free Cash Reserve Portfolio (a portfolio of Tax-Free Investments Trust), including the schedule of investments, as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended March 31, 2000 were audited by other auditors whose report dated May 1, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Cash Reserve Portfolio as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
May 17, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Tax-Free Cash Reserve Portfolio ("Fund"), an investment portfolio of Tax-Free Investments Trust (formerly Tax-Free Investments Company, Inc.), ("Company"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purposes:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

(2)* To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

                                                                     WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR      AUTHORITY
--------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  1,919,194,699     657,601
      Frank S. Bayley..............................  1,919,194,699     657,601
      James T. Bunch...............................  1,919,194,699     657,601
      Bruce L. Crockett............................  1,919,194,699     657,601
      Albert R. Dowden.............................  1,919,194,699     657,601
      Edward K. Dunn, Jr...........................  1,919,194,699     657,601
      Jack M. Fields...............................  1,919,194,699     657,601
      Carl Frischling..............................  1,919,194,699     657,601
      Robert H. Graham.............................  1,919,194,699     657,601
      Gerald J. Lewis..............................  1,919,194,699     657,601
      Prema Mathai-Davis...........................  1,919,194,699     657,601
      Lewis F. Pennock.............................  1,919,194,699     657,601
      Ruth H. Quigley..............................  1,919,194,699     657,601
      Louis S. Sklar...............................  1,919,194,699     657,601
      Larry Soll, Ph.D.............................  1,919,194,699     657,601
      Mark H. Williamson...........................  1,919,194,699     657,601

                                                                                      WITHHELD/
      MATTER                                           VOTES FOR     VOTES AGAINST   ABSTENTIONS
------------------------------------------------------------------------------------------------
(2)*  Approval of an Agreement and Plan of
      Reorganization which provides for the
      redomestication of Company as a Delaware
      statutory trust and, in connection therewith,
      the sale of all of Company's assets and the
      dissolution of Company as a Maryland
      corporation..................................  1,660,756,878     8,818,667     250,276,755**

 * Proposal required approval by a combined vote of all the portfolios of Tax-Free Investments Company, Inc.

** Includes Broker Non-Votes.

TRUSTEES AND OFFICERS

As of April 30, 2004

The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex, except for Messrs. Baker, Bunch, Lewis and Soll who oversee 111 portfolios in the AIM and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee, Chairman and                             (financial services holding company); Director and
  President                                         Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), and
                                                    Fund Management Company (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc. and
                                                    INVESCO Distributors, Inc.; Chief Executive
                                                    Officer, AMVESCAP PLC -- Managed Products;
                                                    Chairman and Chief Executive Officer of
                                                    NationsBanc Advisors, Inc.; and Chairman of
                                                    NationsBanc Investments, Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee                                           Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie             Badgley Funds, Inc.
  Trustee                                           Formerly: Partner, law firm of Baker & McKenzie      (registered investment
                                                                                                         company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1992             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee                                           (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                    Formerly: Director, President and Chief Executive    (Holdings), Ltd.
                                                    Officer, Volvo Group North America, Inc.; Senior     (insurance company)
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee                                           Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund
                                                                                                         (non-profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of April 30, 2004

The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex, except for Messrs. Baker, Bunch, Lewis and Soll who oversee 111 portfolios in the AIM and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND          TRUSTEE AND/      PRINCIPAL OCCUPATION(S)                                     OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST  OR OFFICER SINCE  DURING PAST 5 YEARS                                         HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937        1992              Partner, law firm of Kramer Levin Naftalis and Frankel      Cortland Trust, Inc.
  Trustee                                          LLP                                                         (registered
                                                                                                               investment company)
------------------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933        2003              Chairman, Lawsuit Resolution Services (California)          General Chemical
  Trustee                                          Formerly: Associate Justice of the California Court of      Group, Inc.
                                                   Appeals

------------------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950     1998              Formerly: Chief Executive Officer, YWCA of the USA          None
  Trustee

------------------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942       1992              Partner, law firm of Pennock & Cooper                       None
  Trustee

------------------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935        2001              Retired                                                     None
  Trustee

------------------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939         1992              Executive Vice President, Development and Operations,       None
  Trustee                                          Hines Interests Limited Partnership (real estate
                                                   development company)

------------------------------------------------------------------------------------------------------------------------------------
  Larry Soll, Ph.D. -- 1942      2003              Retired                                                     N/A
  Trustee

------------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS

------------------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956        2003              Director, Senior Vice President, Secretary and General      N/A
  Senior Vice President,                           Counsel, A I M Management Group Inc. (financial services
  Secretary and Chief Legal                        holding company) and A I M Advisors, Inc.; Vice President,
  Officer                                          A I M Capital Management, Inc., A I M Distributors, Inc.
                                                   and AIM Investment Services, Inc.; and Director, Vice
                                                   President and General Counsel, Fund Management Company
                                                   Formerly: Senior Vice President and General Counsel,
                                                   Liberty Financial Companies, Inc.; and Senior Vice
                                                   President and General Counsel, Liberty Funds Group, LLC

------------------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955         1992              Managing Director and Director of Money Market Research     N/A
  Vice President                                   and Special Projects, A I M Capital Management, Inc.;
                                                   and Vice President, A I M Advisors, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943        1992              Vice President and Chief Compliance Officer, A I M          N/A
  Vice President                                   Advisors, Inc. and A I M Capital Management, Inc.; and
                                                   Vice President, AIM Investment Services, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961      2004              Vice President and Fund Treasurer, A I M Advisors, Inc.     N/A
  Vice President and Treasurer
                                                   Formerly: Senior Vice President, AIM Investment Services,
                                                   Inc.; and Vice President, A I M Distributors, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960      1992              Director of Cash Management, Managing Director and Chief    N/A
  Vice President                                   Cash Management Officer, A I M Capital Management, Inc;
                                                   Director and President, Fund Management Company; and Vice
                                                   President, A I M Advisors, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940        2002              Director and Executive Vice President, A I M Management     N/A
  Vice President                                   Group, Inc., Director and Senior Vice President, A I M
                                                   Advisors, Inc., and Director, Chairman, President, Director
                                                   of Investments, Chief Executive Officer and Chief
                                                   Investment Officer, A I M Capital Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Ernst & Young LLP
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               5 Houston Center
Houston, TX 77046-1173          Suite 100                       Suite 100                       1401 McKinley, Suite 1200
                                Houston, TX 77046-1173          Houston, TX 77046-1173          Houston, TX 77010-4035

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   100 Church Street
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          New York, NY 10286-0001
Philadelphia, PA 19103-7599     New York, NY 10022-3852

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
We are required by Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2004.

AIM Tax-Free Cash Reserve Fund paid ordinary dividends in the amount of $.0083 during its tax year ended March 31, 2004. Of this amount, 100% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the Statement of Tax-Exempt Income.

                        TAX-FREE INVESTMENTS TRUST (TFIT)

                         TAX-FREE CASH RESERVE PORTFOLIO

                                 RESOURCE CLASS

                                  ANNUAL REPORT

                                 MARCH 31, 2004

This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.

                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

TFIT-AR-5

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           This is the report on the Resource Class of Tax-Free
ROBERT H.           Investments Trust (TFIT) Tax-Free Cash Reserve Portfolio for
GRAHAM]             the fiscal year ended March 31, 2004.

                        The U.S. economy and stock market were healthy for most
                    of the fiscal year. Growth of gross domestic product (GDP) was positive each quarter of the fiscal year, with the initial estimate of GDP growth for the first quarter of 2004 coming in at an annualized rate of 4.2%. Though the S&P 500--Registered Trademark-- Index, a barometer of the broad domestic stock market, faltered during March 2004, it produced a return of 35.10% for the full fiscal year.

                        The influential federal funds target rate stood at 1.25%
                    as the fiscal year opened. In June, the U.S. Federal Reserve (the Fed) lowered that rate to 1.00%, its lowest level since 1958 and the level where it stayed through the close of the fiscal year. On lowering the rate in June, the Fed said it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. In mid-March, shortly before the fiscal year ended, when the Fed left rates at that level, it noted its belief that its accommodative stance on monetary policy was helping support economic activity. Observing that inflation remained in check and that resource use was slack, the Fed said it thought it could be patient about changing its accommodative policy.

YOUR FUND

Historically low interest rates have kept yields on bank savings accounts and money market funds, including the TFIT Tax-Free Cash Reserve Portfolio, quite low. As of March 31, 2004, the Resource Class maintained its competitive position, as shown in the table. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. The weighted average maturity (WAM) of the portfolio was kept in a range of 30 to 55 days during the fiscal year. As the fiscal year closed, the WAM stood at 33 days. The short WAM enables the portfolio to respond quickly to changes in the interest rate environment. Net assets of the Resource Class of the portfolio stood at $299.2 million at the close of the reporting period.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors, including an analysis of a portfolio's overall credit quality, market price exposure and management.


================================================================================

YIELDS AS OF 3/31/04

                                                Monthly   Seven-Day
                                                 Yield    SEC Yield

Tax-Free Cash Reserve Portfolio                  0.61%      0.67%
Resource Class

iMoneyNet All Tax-Free
Money Fund Averages--Registered Trademark--      0.43%      0.46%

iMoneyNet Tax-Free
Money Fund Averages--Registered Trademark--      0.61%      0.63%
Institutions Only

iMoneyNet Tax-Free
Money Fund Averages--Registered Trademark--      0.36%      0.39%
Stockbroker/General Purpose

The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet All Tax-Free Money Fund Averages category consists of funds that invest in short-term municipal securities, which are exempt from federal taxation. The iMoneyNet Tax-Free Money Fund Averages Institutions Only category consists of funds that invest in tax-exempt obligations, including those of state and municipal authorities. The iMoneyNet Tax-Free Money Fund Averages Stockbroker/General Purpose category consists of funds that invest in obligations of tax-exempt entities, including state and municipal authorities. The funds comprising these categories are open to individual investors; however, an investor cannot invest directly into on of these categories.

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

================================================================================

[AIM INVESTMENTS LOGO APPEARS HERE]
        --Servicemark--

                                                                     (continued)

The Tax-Free Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. The portfolio invests solely in "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended.

IN CLOSING

We hope you find this report informative. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman
March 31, 2004


The fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SCHEDULE OF INVESTMENTS

March 31, 2004

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-100.19%

ALABAMA-2.67%

Birmingham (City of) Medical Clinic Board
  (University of Alabama Health Services
  Foundation); VRD Series 1991 RB
  (LOC-AmSouth Bank)
  1.05%, 12/01/26(b)(c)                             A-1+   VMIG-1    $25,000   $   25,000,000
---------------------------------------------------------------------------------------------
Birmingham (City of) Public Parks and Recreation
  Board (Children's Zoo Project); VRD Series 2002
  RB
  (LOC-AmSouth Bank)
  1.17%, 05/01/07(b)(c)                               --   VMIG-1      5,025        5,025,000
---------------------------------------------------------------------------------------------
Birmingham (City of) Public Parks and Recreation
  Board (YMCA of Birmingham); VRD Series 1996 RB
  (LOC-AmSouth Bank of Alabama)
  1.17%, 06/01/16(b)(c)                               --   VMIG-1      2,060        2,060,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board);
  VRD Series 2002-6009 Class A COP (Acquired
  11/05/02; Cost $4,100,000)
  1.08%, 01/01/43(c)(d)(e)                          A-1+       --      4,100        4,100,000
---------------------------------------------------------------------------------------------
  VRD Series 2003-0007 Class A COP (Acquired
  04/16/03; Cost $4,870,000)
  1.08%, 01/01/43(c)(d)(e)                          A-1+       --      4,870        4,870,000
---------------------------------------------------------------------------------------------
Homewood (City of) Medical Clinic Board
  (Lakeshore Foundation Project); Lease Revenue
  VRD Series 2000 RB
  (LOC-AmSouth Bank)
  1.17%, 11/01/24(b)(c)                              A-1       --      6,046        6,046,000
---------------------------------------------------------------------------------------------
Jefferson (County of); Refunding Unlimited Tax
  Series 2002 A GO Wts.
  4.00%, 04/01/04                                     AA      Aa3      1,000        1,000,000
---------------------------------------------------------------------------------------------
Jefferson (County of); Refunding
  VRD Series C-6 RB Wts.
  1.02%, 02/01/40(c)(f)                              A-1   VMIG-1     15,000       15,000,000
---------------------------------------------------------------------------------------------
Mobile (City of) Port City Medical Clinic Board
  (Infirmary Health); VRD Series 1998 B RB
  1.04%, 02/01/25(c)(f)                              A-1   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
Oxford (City of); Unlimited Tax VRD Series 2003
  GO
  Wts. (LOC-Branch Banking & Trust)
  1.05%, 07/01/15(b)(c)                               --   VMIG-1      5,180        5,180,000
---------------------------------------------------------------------------------------------
Ridge (City of) Improvement District; Special
  Assessment
  VRD Series 2000 RB (LOC-AmSouth Bank)
  1.05%, 10/01/25(b)(c)                               --   VMIG-1     12,000       12,000,000
=============================================================================================
                                                                                   85,281,000
=============================================================================================

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------

ALASKA-0.10%

Alaska (State of) Industrial Development & Export
  Authority (Safeway Inc. Projects); Refunding
  VRD Series 1991 IDR
  (LOC-Deutsche Bank A.G.)
  1.20%, 06/01/04(b)(c)                              A-1       --    $ 1,895   $    1,895,000
---------------------------------------------------------------------------------------------
Alaska (State of) Industrial Development
  Authority (Alaska Hotel Properties Inc.
  Project); VRD Series 1986 IDR (LOC-National
  Westminster Bank PLC) (Acquired 12/27/02; Cost
  $1,200,000)
  1.10%, 06/01/06(b)(c)(d)                            --      Aa1      1,200        1,200,000
=============================================================================================
                                                                                    3,095,000
=============================================================================================

ARIZONA-0.51%

Arizona (State of) Health Facilities Authority
  (Pooled Loan Program);
  VRD Series 1985 RB
  1.07%, 10/01/15(c)(f)                              A-1   VMIG-1      2,100        2,100,000
---------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments Project);
  Refunding Multi-Family Housing
  VRD Series 2001 A IDR (CEP-Federal National
  Mortgage Association)
  1.06%, 06/15/31(c)                                  --   VMIG-1      2,010        2,010,000
---------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments); Refunding
  Multi-Family Housing VRD Series 2001 A
  IDR (CEP-Federal National Mortgage Association)
  1.06%, 06/15/31(c)                                  --   VMIG-1      1,550        1,550,000
---------------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvement Corp.; Series
  2003 P Commercial Paper Notes (LOC-Bank of
  America N.A.)
  0.98%, 06/16/04(b)                                A-1+      P-1      2,500        2,500,000
---------------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Refunding VRD Series 1994 IDR
  (CEP-Federal Home Loan Bank)
  1.08%, 10/01/25(c)                                A-1+       --      6,020        6,020,000
---------------------------------------------------------------------------------------------
Pima (County of) Industrial Development Authority
  (Tucson Electric Power Co.-Irvington Road
  Project); VRD Series 1982 IDR
  (LOC-Credit Suisse First Boston)
  1.05%, 10/01/22(b)(c)                              A-1   VMIG-1      2,000        2,000,000
=============================================================================================
                                                                                   16,180,000
=============================================================================================

ARKANSAS-0.10%

Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas Radiation
  Therapy Inc. Project); Educational Facilities
  VRD Series 2001 RB (LOC-Bank of America N.A.)
  1.10%, 07/01/08(b)(c)(g)                            --       --      3,065        3,065,000
=============================================================================================

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------

CALIFORNIA-0.05%

San Diego (County of) (Friends of Chabad
  Lubavitch); VRD Series 2003 (LOC-Comerica Bank
  of California)
  1.10%, 01/01/23(b)(c)(g)                            --       --    $ 1,500   $    1,500,000
=============================================================================================

COLORADO-1.81%

Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Art Museum
  Project); VRD Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 01/01/33(b)(c)                             A-1+       --      1,200        1,200,000
---------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Naropa University
  Project); VRD Series 1999 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 11/01/24(b)(c)                             A-1+       --        930          930,000
---------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority
  (National Cable Television Center & Museum
  Project);
  VRD Series 1999 RB (LOC-Wells Fargo Bank N.A.)
  1.02%, 10/01/06(b)(c)                             A-1+       --      2,310        2,310,000
---------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Regis Jesuit High School
  Project); VRD Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 12/01/33(b)(c)                             A-1+       --      3,900        3,900,000
---------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (YMCA of Metro Denver
  Project); Refunding VRD Series 2002 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 07/01/18(b)(c)                             A-1+       --      1,000        1,000,000
---------------------------------------------------------------------------------------------
Colorado (State of) Educational Loan Program;
  Series 2003 TRAN
  2.00%, 08/09/04                                  SP-1+    MIG-1     20,000       20,055,465
---------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities Authority
  (Christian Living Project); Refunding VRD
  Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.07%, 01/01/31(b)(c)                             A-1+       --      3,400        3,400,000
---------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities Authority
  (Craig Hospital Project); Refunding VRD Series
  2003 RB (LOC-Wells Fargo Bank N.A.)
  1.02%, 12/01/20(b)(c)                             A-1+       --      5,505        5,505,000
---------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities Authority
  (Golden West Manor Inc. Project); VRD Series
  2002 A RB (LOC-U.S. Bank N.A.)
  1.07%, 07/01/32(b)(c)                             A-1+       --      4,210        4,210,000
---------------------------------------------------------------------------------------------
Colorado Springs (City of) (Pikes Peak Mental
  Health);
  VRD Series 2003 RB (LOC-Wells Fargo Bank N.A.)
  1.02%, 03/15/23(b)(c)                             A-1+       --      2,600        2,600,000
---------------------------------------------------------------------------------------------
Denver (City & County of) (Kentucky Circle
  Village Project);
  VRD Series 2000 RB (LOC-U.S. Bank N.A.)
  1.08%, 10/01/29(b)(c)                             A-1+       --      1,820        1,820,000
---------------------------------------------------------------------------------------------
Idaho Springs (City of); (Safeway Inc. Project);
  Refunding Series 1993
  IDR (LOC-Deutsche Bank A.G.)
  1.20%, 06/01/04(b)(h)(i)                          A-1+       --      1,130        1,130,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Lafayette (City of) Exempla Improvement District
  (Special Improvement No. 2-01); Refunding
  Special Assessment VRD Series 2002 RB
  (LOC-Wells Fargo Bank NW N.A.)
  1.07%, 12/01/22(b)(c)                             A-1+       --    $ 1,000   $    1,000,000
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City & County of Denver
  Water);
  VRD Series 2003 PT-1872 RB (Acquired 05/29/03;
  Cost $7,840,000)
  1.07%, 12/01/22(c)(d)(e)(g)                         --       --      7,840        7,840,000
---------------------------------------------------------------------------------------------
Regional Transportation (District of); Refunding
  Sales Tax Series 2003 A RB
  3.00%, 11/01/04(f)                                 AAA      Aaa      1,000        1,011,132
=============================================================================================
                                                                                   57,911,597
=============================================================================================

CONNECTICUT-0.04%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Pollution
  Control VRD Series 1985 IDR
  (LOC-Citizens Bank)
  1.05%, 12/01/15(b)(j)                             A-1+       --      1,400        1,400,000
=============================================================================================

DELAWARE-0.26%

Delaware (State of) Economic Development
  Authority (Independent School Project); VRD
  Series 2003 RB
  (LOC-Citizens Bank of Pennsylvania)
  1.02%, 07/01/33(b)(c)                             A-1+       --      8,250        8,250,000
=============================================================================================

DISTRICT OF COLUMBIA-0.32%

District of Columbia (Abraham and Laura Lisner
  Home for Aged Women); VRD Series 1992 RB
  (LOC-Bank of America)
  1.05%, 07/01/22(b)(c)                               --   VMIG-1      3,432        3,432,000
---------------------------------------------------------------------------------------------
District of Columbia (Resources for the Future
  Inc.); VRD Series 1998 IDR (LOC-Wachovia Bank
  N.A.) (Acquired 09/26/03; Cost $2,015,000)
  1.10%, 08/01/29(b)(c)(d)                           A-1       --      2,015        2,015,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (District of Columbia Water &
  Sewer Authority); VRD Series 2003 A12 RB
  (Acquired 02/24/03; Cost $4,670,000)
  1.10%, 10/01/17(c)(d)(e)                            --   VMIG-1      4,670        4,670,000
=============================================================================================
                                                                                   10,117,000
=============================================================================================

FLORIDA-5.43%

ABN AMRO Munitops Ctfs. Trust (County of
  Escambia); Refunding Florida Non-AMT VRD Series
  2002-24 Ctfs. (Acquired 10/24/02; Cost
  $5,000,000)
  1.10%, 10/01/10(c)(d)(e)                            --   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Collier (County of) Health Facilities Authority
  (Cleveland Clinic Health); VRD Hospital Series
  2003 C-1 RB (LOC-JP Morgan Chase Bank)
  1.12%, 01/01/35(b)(k)                             A-1+   VMIG-1    $ 5,400   $    5,400,000
---------------------------------------------------------------------------------------------
  VRD Hospital Series 2003 C-2 RB (LOC-JP Morgan
  Chase Bank)
  1.00%, 05/20/04                                   A-1+   VMIG-1      3,500        3,500,000
---------------------------------------------------------------------------------------------
Collier (County of) Industrial Development
  Authority (Redlands Christian Migrant); VRD
  Series 2001 RB
  (LOC-Bank of America N.A.)
  1.10%, 12/01/26(b)(c)(g)                            --       --      2,900        2,900,000
---------------------------------------------------------------------------------------------
Duval (County of) Housing Finance Authority
  (Lighthouse Bay Apartments); Multi-Family
  Housing VRD Series 2002 RB (CEP-Federal Home
  Loan Mortgage Corp.)
  1.00%, 12/01/32(c)                                A-1+       --      2,250        2,250,000
---------------------------------------------------------------------------------------------
Florida (State of) Board of Education; Refunding
  Unlimited Tax Capital Outlay Series 1993 A GO
  5.00%, 06/01/04                                    AA+      Aa2      1,200        1,207,760
---------------------------------------------------------------------------------------------
Fort Lauderdale (City of) (Pinecrest Preparatory
  School Project);
  VRD Series 2002 RB
  1.05%, 06/01/32(c)(f)                               --      Aaa      7,675        7,675,000
---------------------------------------------------------------------------------------------
Highlands (County of) Health Facilities Authority
  (Adventist Health System Project);
  VRD Series 2000 A RB
  1.02%, 12/01/26(c)(f)                             A-1+   VMIG-1     33,000       33,000,000
---------------------------------------------------------------------------------------------
  VRD Series 1996 A RB
  1.02%, 10/01/26(c)(f)                              A-1   VMIG-1      6,000        6,000,000
---------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.) (Acquired 02/20/01;
  Cost $2,300,000)
  1.10%, 12/01/23(b)(c)(d)(g)                         --       --      2,300        2,300,000
---------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida Jacksonville
  Physicians, Inc.); VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.10%, 06/01/22(b)(c)                               --   VMIG-1     12,555       12,555,000
---------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority; Series 2001 A Commercial Paper Notes
  (LOC-Bank of America N.A.)
  0.90%, 04/01/04(b)                                  --   VMIG-1     19,000       19,000,000
---------------------------------------------------------------------------------------------
Marion (County of) Hospital District (Munroe
  Regional Health System); Health System
  Improvement VRD Series 2000 RB
  (LOC-AmSouth Bank of Florida)
  1.07%, 10/01/30(b)(c)                               --   VMIG-1     13,575       13,575,000
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (State of Florida Mid-Bay
  Bridge Authority);
  VRD Series 2002 PT-1531 RB (Acquired 10/10/02;
  Cost $9,100,000)
  1.07%, 10/01/18(c)(d)(e)                          A-1+       --      9,100        9,100,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Miami-Dade (County of) Educational Facilities
  Authority (Carlos Albizu University Project);
  VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.10%, 12/01/25(b)(c)(g)                            --       --    $ 9,400   $    9,400,000
---------------------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority (Palmer Trinity Private School
  Project); VRD Series 1999 IDR
  (LOC-Bank of America N.A.)
  1.10%, 12/01/19(b)(c)(g)                            --       --      2,600        2,600,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (State of Florida Department of
  Environmental Protection); Floating Rate Trust
  Ctfs. VRD Series 2002-722 RB (Acquired
  11/13/02; Cost $9,925,000)
  1.07%, 07/01/22(c)(d)(e)                           A-1       --      9,925        9,925,000
---------------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); VRD Series
  1999 RB (LOC-Bank of America N.A.)
  1.10%, 08/01/19(b)(c)(g)                            --       --      1,550        1,550,000
---------------------------------------------------------------------------------------------
Orange (County of) Health Facilities Authority
  (Presbyterian Retirement Communities Project);
  VRD Series 1998 RB
  (LOC-Bank of America N.A.) (Acquired
  01/29/02-12/18/03; Cost $7,945,000)
  1.10%, 11/01/28(b)(c)(d)(g)                         --       --      7,945        7,945,000
---------------------------------------------------------------------------------------------
Palm Beach (County of) (Benjamin Private School
  Project);
  VRD Series 2003 RB (LOC-Bank of America N.A.)
  1.05%, 07/01/25(b)(c)(g)                            --       --      4,500        4,500,000
---------------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.10%, 12/01/31(b)(c)(g)                            --       --      2,800        2,800,000
---------------------------------------------------------------------------------------------
Palm Beach (County of) Health Facilities
  Authority (Jupiter Medical Center Inc.
  Project); VRD Series 1999 B RB
  (LOC-Bank of America N.A.) (Acquired 05/02/02;
  Cost $5,210,000)
  1.10%, 08/01/20(b)(c)(d)(g)                         --       --      5,210        5,210,000
---------------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community Treatment
  DACCO Project); VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.10%, 07/01/22(b)(c)(g)                            --       --      5,245        5,245,000
---------------------------------------------------------------------------------------------
University of North Florida Foundation, Inc.; VRD
  Series 1998 RB (LOC-Wachovia Bank N.A.)
  1.06%, 05/01/28(b)(c)                              A-1       --        900          900,000
=============================================================================================
                                                                                  173,537,760
=============================================================================================

GEORGIA-5.18%

Clayton (County of) Development Authority (Delta
  Airlines Project); Special Facilities VRD
  Series 2000 A RB
  (LOC-General Electric Capital Corp.)
  1.06%, 06/01/29(b)(c)                             A-1+   VMIG-1      4,000        4,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Cobb (County of) Housing Authority (Tamarron
  Apartments Project); Refunding Multi-Family
  Housing VRD Series 2003 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.05%, 03/01/24(c)                                A-1+       --    $ 6,870   $    6,870,000
---------------------------------------------------------------------------------------------
Cobb (County of) School District; Series 2004
  Notes
  1.75%, 12/31/04                                     --    MIG-1     20,000       20,115,923
---------------------------------------------------------------------------------------------
Dahlonega (City of) Downtown Development
  Authority (North Georgia Student Housing
  Project); Student Housing VRD Series 2001 A RB
  (LOC-Wachovia Bank N.A.)
  1.05%, 06/01/28(b)(c)                               --   VMIG-1      4,700        4,700,000
---------------------------------------------------------------------------------------------
DeKalb (County of) Development Authority (Atlanta
  Jewish Community Center); VRD Series 1999 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 09/01/24(b)(c)                              A-1       --      4,785        4,785,000
---------------------------------------------------------------------------------------------
DeKalb (County of) Housing Authority (Camden
  Brook Project); Refunding Multi-Family Housing
  VRD Series 1995 RB
  (CEP-Federal National Mortgage Association)
  1.02%, 06/15/25(c)                                A-1+       --     17,300       17,300,000
---------------------------------------------------------------------------------------------
DeKalb (County of) Housing Authority (Timber
  Trace Apartments Project); Refunding
  Multi-Family Housing VRD Series 2003 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.05%, 01/01/34(c)                                A-1+       --      6,475        6,475,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Georgia) VRD
  Series 2000-1001 Class C COP (Acquired
  07/26/00; Cost $20,000,000)
  1.08%, 07/01/15(c)(d)(e)                          A-1+       --     20,000       20,000,000
---------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Bridgeway Foundation for Education Project);
  Educational Facilities VRD Series 2000 RB
  (LOC-Wachovia Bank N.A.)
  1.06%, 06/01/15(b)(c)                              A-1       --      1,600        1,600,000
---------------------------------------------------------------------------------------------
Fulton (County of) Hospital Authority (Northside
  Hospital Inc.); VRD Series 2003 A RAN
  (LOC-Wachovia Bank N.A.)
  1.01%, 10/01/18(b)(c)                               --   VMIG-1     29,640       29,640,000
---------------------------------------------------------------------------------------------
Georgia (State of); Unlimited Tax Series 1999 D
  GO
  5.80%, 11/01/04                                    AAA      Aaa      1,400        1,437,699
---------------------------------------------------------------------------------------------
Gwinnett (County of) School District; Limited
  Construction Sales Tax Notes Series 2004 GO
  1.75%, 12/30/04                                     --    MIG-1     15,000       15,078,796
---------------------------------------------------------------------------------------------
Houston (County of) Hospital Authority; VRD
  Series 2002 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 10/01/14(b)(c)                              A-1       --     10,000       10,000,000
---------------------------------------------------------------------------------------------
Private Colleges & Universities Authority (Mercer
  University Project); VRD Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.12%, 10/01/32(b)(c)                               --   VMIG-1      7,390        7,390,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Roswell (City of) Housing Authority (Rosemont
  Apartments Project); Refunding Multi-Family
  Housing VRD Series 2003 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.05%, 01/01/34(c)                                A-1+       --    $10,555   $   10,555,000
---------------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority (Ridgeview
  Institute Inc. Project);
  VRD Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.06%, 11/01/27(b)(c)                               --   VMIG-1      2,210        2,210,000
---------------------------------------------------------------------------------------------
Whitfield (County of) Residential Care Facilities
  for the Elderly (Royal Oaks Senior Living
  Community); VRD Series 1992 RB
  (LOC-Wachovia Bank N.A.) (Acquired 11/14/03;
  Cost $3,315,000)
  1.05%, 11/01/25(b)(c)(d)                           A-1       --      3,315        3,315,000
=============================================================================================
                                                                                  165,472,418
=============================================================================================

HAWAII-0.40%

Eagle Tax Exempt Trust (State of Hawaii); VRD
  Series 2000-1101 COP (Acquired 01/11/01; Cost
  $6,000,000)
  1.08%, 12/01/16(c)(d)(e)                          A-1+       --      6,000        6,000,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (State of Hawaii); Unlimited
  Tax VRD Series 2003 A16 GO (Acquired 02/27/03;
  Cost $3,890,000)
  1.10%, 07/01/18(c)(d)(e)                            --   VMIG-1      3,890        3,890,000
---------------------------------------------------------------------------------------------
Hawaii (State of) Department of Budget and
  Finance (Kahala Nui Project); Special Purpose
  VRD Series 2003 D RB
  (LOC-LaSalle Bank N.A.)
  1.02%, 11/15/33(b)(c)(g)                            --       --      2,000        2,000,000
---------------------------------------------------------------------------------------------
Hawaii (State of); Refunding Unlimited Tax Series
  1997 CO GO
  6.00%, 03/01/05(f)                                 AAA      Aaa      1,000        1,045,170
=============================================================================================
                                                                                   12,935,170
=============================================================================================

IDAHO-0.74%

Canyon (County of) School District No. 131 Nampa;
  Unlimited Tax Series 2003 GO
  2.00%, 08/15/04                                    AAA      Aaa      1,010        1,013,423
---------------------------------------------------------------------------------------------
Idaho (State of) Health Facilities Authority
  (Pooled Financing Program); ACES Series 1985 RB
  (LOC-U.S. Bank of Idaho)
  1.03%, 10/01/10(b)(c)                               --   VMIG-1      3,925        3,925,000
---------------------------------------------------------------------------------------------
Idaho (State of); Limited TAN GO
  2.00%, 06/30/04                                  SP-1+    MIG-1     15,000       15,035,409
---------------------------------------------------------------------------------------------
Magic Valley Healthcare System Inc. (Magic Valley
  Regional Medical Center Project); VRD Series
  2001 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 12/01/21(b)(c)                               --      Aaa      3,640        3,640,000
=============================================================================================
                                                                                   23,613,832
=============================================================================================

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------

ILLINOIS-11.65%

ABN AMRO Munitops Ctfs. Trust (City of Chicago);
  Refunding Limited Tax Multi-State Non-AMT VRD
  Series 2001-34 Ctfs.
  (Acquired 11/15/01; Cost $10,000,000)
  1.12%, 07/01/07(c)(d)(e)                            --   VMIG-1    $10,000   $   10,000,000
---------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois Sales Tax); VRD Series
  1998-25 Class A RB (Acquired 08/26/99; Cost
  $10,000,000)
  1.09%, 03/15/07(c)(d)(e)                           A-1       --     10,000       10,000,000
---------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); VRD Series 2002-190 Class
  A RB (Acquired 05/06/02; Cost $10,130,000)
  1.09%, 06/05/14(c)(d)(e)                           A-1       --     10,130       10,130,000
---------------------------------------------------------------------------------------------
Chicago (City of) (Neighborhoods Alive 21);
  Unlimited Tax
  VRD Series 2002 B GO
  1.02%, 01/01/37(c)(f)                             A-1+   VMIG-1      2,300        2,300,000
---------------------------------------------------------------------------------------------
Chicago (City of); Limited Tender Series 2004
  Notes GO
  (LOC-State Street Bank & Trust Co.)
  1.05%, 01/27/06(b)(l)                            SP-1+    MIG-1      4,000        4,000,000
---------------------------------------------------------------------------------------------
Chicago (City of); Unlimited Tax VRD Series 2002
  B GO
  1.04%, 01/01/37(c)(f)                             A-1+   VMIG-1      8,400        8,400,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Public
  Building Commission); VRD Series 2003-0015
  Class A COP (Acquired 05/14/03; Cost
  $2,800,000)
  1.08%, 12/01/14(c)(d)(e)                          A-1+       --      2,800        2,800,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Water &
  Sewer); VRD Series 2001-1308 COP (Acquired
  12/12/01; Cost $8,655,000)
  1.08%, 11/01/26(c)(d)(e)                          A-1+       --      8,655        8,655,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago); VRD
  Series 2001-1305 COP
  (Acquired 04/02/01; Cost $4,950,000)
  1.17%, 01/01/35(c)(d)(e)                          A-1+       --      4,950        4,950,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (County of Cook Regional
  Transportation Authority); VRD Series 2000-1303
  COP (Acquired 03/26/01;
  Cost $19,000,000)
  1.08%, 07/01/23(c)(d)(e)                          A-1+       --     19,000       19,000,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  Unlimited Tax VRD Series 2003-0023 Class A COP
  (Acquired 06/12/03; Cost $3,775,000)
  1.08%, 06/01/15(c)(d)(e)                          A-1+       --      3,775        3,775,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois); VRD
  Series 2000-1304 COP (Acquired 06/27/00; Cost
  $7,340,000)
  1.08%, 06/01/21(c)(d)(e)                          A-1+       --      7,340        7,340,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust-Class A; VRD Series
  2002-1306 COP
  (Acquired 05/02/02; Cost $5,500,000)
  1.08%, 01/01/29(c)(d)(e)                          A-1+       --      5,500        5,500,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (Central Lake County Joint
  Action Water Agency); VRD Series 2003 B18 RB
  (Acquired 02/19/03; Cost $3,160,000)
  1.10%, 05/01/20(c)(d)(e)                            --   VMIG-1      3,160        3,160,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

First Union MERLOTs (City of Chicago Board of
  Education); Unlimited
  Tax VRD Series 2000 A4 GO (Acquired 11/12/03;
  Cost $4,845,000)
  1.30%, 11/10/04(d)(e)(h)(i)(n)                      --   VMIG-1    $ 4,845   $    4,845,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (City of Chicago Emergency
  Telephone System);
  Limited Tax VRD Series 2002 A44 GO
  (Acquired 08/02/02; Cost $7,865,000)
  1.10%, 01/01/20(c)(d)(e)                            --   VMIG-1      7,865        7,865,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (City of Chicago); Limited
  Tax VRD Series 2000
  A12 GO (Acquired 10/13/00; Cost $10,000,000)
  1.10%, 01/01/23(c)(d)(e)                            --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (Cook County); Unlimited Tax
  VRD Series 2003 B11 GO (Acquired 01/29/03; Cost
  $3,500,000)
  1.10%, 11/15/10(c)(d)(e)                            --   VMIG-1      3,500        3,500,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (Regional Transportation
  Authority of Illinois); Unlimited Tax VRD
  Series 2002 A41 GO
  (Acquired 07/25/02; Cost $17,870,000)
  1.10%, 06/01/17(c)(d)(e)                            --   VMIG-1     17,870       17,870,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (Regional Transportation
  Authority of Illinois); VRD Series 2001 A93
  (Acquired 10/10/01; Cost $3,675,000)
  1.10%, 07/01/27(c)(d)(e)                            --   VMIG-1      3,675        3,675,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (State of Illinois);
  Unlimited Tax VRD Series 2001 A124 GO (Acquired
  11/26/01; Cost $7,930,000)
  1.10%, 11/01/26(c)(d)(e)                           A-1       --      7,930        7,930,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (University of Illinois); VRD
  Series 2000 S GO
  (Acquired 03/20/00; Cost $7,400,000)
  1.10%, 04/01/30(c)(d)(e)                            --   VMIG-1      7,400        7,400,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (American College of Surgeons); VRD Series 1996
  RB (LOC-Northern Trust Co.)
  1.10%, 08/01/26(b)(c)                             A-1+       --      4,866        4,866,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (BAPS Inc. Project);
  VRD Series 2002 RB (LOC-Comerica Bank-Texas)
  1.10%, 06/01/17(b)(c)                              A-1       --      9,000        9,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (British Home for Retired Men & Women); VRD
  Series 2001 RB
  (LOC-LaSalle Bank N.A.)
  1.05%, 11/01/27(b)(c)                              A-1       --      9,120        9,120,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Chicago Shakespeare Project); VRD Series 1999
  RB (LOC-LaSalle Bank N.A.)
  (Acquired 09/24/03; Cost $4,100,000)
  1.05%, 01/01/19(b)(c)(d)                           A-1       --      4,100        4,100,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Embers Elementary School Project); Educational
  Facilities VRD Series 2002 RB
  (LOC-LaSalle Bank N.A.) (Acquired 11/04/03;
  Cost $2,315,000)
  1.06%, 04/01/32(b)(c)(d)                           A-1       --      2,315        2,315,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance Authority
  (Evanston Northwestern Healthcare); VRD Series
  2001 C RB
  1.02%, 05/01/31(c)                                 A-1   VMIG-1    $ 1,900   $    1,900,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Glenwood School for Boys); VRD Series 1998 RB
  (LOC-Harris Trust & Savings Bank)
  1.05%, 02/01/33(b)(c)                             A-1+       --      2,100        2,100,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Institute of Gas Technology Project); VRD
  Series 1999 IDR (LOC-Harris Trust & Savings
  Bank)
  1.07%, 09/01/24(b)(c)                             A-1+       --      2,200        2,200,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Jewish Charities Program); VRD Series 2003 A
  RN (LOC-Harris Trust & Savings Bank)
  1.05%, 06/30/04(b)(c)                             A-1+       --      6,240        6,240,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Jewish Charities Program); VRD Series 2003 B
  RN (LOC-Harris Trust & Savings Bank)
  1.05%, 06/30/04(b)(c)                             A-1+       --      5,470        5,470,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Lyric Opera Chicago Project); VRD Series 1994
  RB (LOC-Northern Trust Co., Harris Trust &
  Savings, Bank One N.A.)
  1.05%, 12/01/28(b)(c)                              A-1   VMIG-1     30,000       30,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Mount Carmel High School Project); VRD Series
  2003 RB (LOC-Bank One N.A.)
  1.10%, 07/01/33(b)(c)                               --   VMIG-1      2,800        2,800,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (North Shore Country Day School); VRD Series
  2003 RB (LOC-Northern Trust Co.)
  1.10%, 07/01/33(b)(c)                               --   VMIG-1      2,825        2,825,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Oak Park Residence Corp. Project); VRD Series
  2001 RB (LOC-LaSalle Bank N.A.)
  (Acquired 01/29/03; Cost $2,975,000)
  1.04%, 07/01/41(b)(c)(d)                           A-1       --      2,975        2,975,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (West Central, Illinois Educational Project);
  VRD Series 2002 RB
  (LOC-American National Bank & Trust)
  1.05%, 09/01/32(b)(c)                               --   VMIG-1      4,800        4,800,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (World Communications Inc.); VRD Series 2000 RB
  (LOC-LaSalle Bank N.A.)
  1.05%, 08/01/15(b)(c)                               --   VMIG-1      1,000        1,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); VRD Series 2002
  RB (LOC-Fifth Third Bank)
  1.10%, 03/01/32(b)(c)                               --   VMIG-1      3,300        3,300,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Cultural Pooled Financing); VRD
  Series 1998 RB
  (LOC-American National Bank & Trust)
  1.05%, 03/01/28(b)(c)                              A-1       --    $ 5,000   $    5,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Museum of Science & Industry); VRD
  Series 1992 RB
  (LOC-First National Bank)
  1.08%, 10/01/26(b)(c)                               --   VMIG-1      1,300        1,300,000
---------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (National Louis University); VRD
  Series 1999 B RB
  (LOC-American National Bank & Trust)
  1.05%, 06/01/29(b)(c)                              A-1       --      2,300        2,300,000
---------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Northwestern University Project);
  VRD Series 1985 RB
  1.05%, 12/01/25(c)                                  --   VMIG-1      1,000        1,000,000
---------------------------------------------------------------------------------------------
  1.05%, 12/15/25(c)                                  --   VMIG-1      1,800        1,800,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Bensenville Home Society); VRD Series 1989 A
  RB
  (LOC-American National Bank & Trust)
  1.06%, 02/15/19(b)(c)                              A-1       --      1,150        1,150,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Blessing Hospital); VRD Series 1999 B RB
  1.05%, 11/15/29(c)(f)                              A-1   VMIG-1      4,710        4,710,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Cradle Society Project);
  VRD Series 1998 RB (LOC-American National Bank
  & Trust)
  1.08%, 04/01/33(b)(c)                              A-1       --      1,600        1,600,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Decatur Memorial Hospital Project); VRD Series
  1996 A RB
  0.98%, 11/15/24(c)(f)                             A-1+   VMIG-1      1,050        1,050,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Franciscan Eldercare); Refunding VRD Series
  1996 C RB
  (LOC-LaSalle National Bank)
  1.05%, 05/15/26(b)(c)                              A-1       --      1,420        1,420,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Northwestern Memorial Hospital); VRD Series
  1995 RB
  1.10%, 08/15/25(k)                                A-1+   VMIG-1     14,300       14,300,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (OSF HealthCare System); VRD Series 2002 RB
  (LOC-Fifth Third Bank)
  1.12%, 11/15/27(k)                                A-1+   VMIG-1      1,600        1,600,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Peace Memorial Ministries); VRD Series 2003 B
  RB (LOC-LaSalle Bank N.A.)
  1.02%, 08/15/33(b)(c)                              A-1       --     10,000       10,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Resurrection Health); VRD Series 1999 B RB
  1.03%, 05/15/29(c)(f)                              A-1   VMIG-1      2,210        2,210,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities Authority
  (St. Lukes Medical Center); VRD Series 1998 B
  RB
  1.04%, 11/15/23(c)(f)                              A-1   VMIG-1    $ 1,000   $    1,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (University of Chicago Hospitals); VRD Series
  1998 RB
  1.12%, 08/01/26(f)(k)                              A-1   VMIG-1      2,400        2,400,000
---------------------------------------------------------------------------------------------
Illinois (State of) Toll Highway Authority;
  Refunding Toll Highway VRD Series 1998 B RB
  1.07%, 01/01/16(c)(f)                               --   VMIG-1     10,800       10,800,000
---------------------------------------------------------------------------------------------
  1.07%, 01/01/17(c)(f)                               --   VMIG-1      4,600        4,600,000
---------------------------------------------------------------------------------------------
Illinois (State of); Sales Tax First Series 2002
  RB
  5.00%, 06/15/04                                    AAA      Aa3      1,000        1,008,013
---------------------------------------------------------------------------------------------
Illinois (State of); Unlimited Tax Series 2003 GO
  Notes
  2.00%, 04/15/04                                  SP-1+    MIG-1      5,000        5,001,948
---------------------------------------------------------------------------------------------
  1.50%, 05/15/04                                  SP-1+    MIG-1      5,000        5,003,211
---------------------------------------------------------------------------------------------
Kane (County of) (Glenwood School for Boys); VRD
  Series 1993 RB
  (LOC-Harris Trust & Savings Bank)
  1.05%, 02/01/28(b)(c)                             A-1+       --     13,700       13,700,000
---------------------------------------------------------------------------------------------
Lombard (City of) (Clover Creek Apartments
  Project); Multi-Family Housing VRD Series 2000
  RB
  (CEP-Federal National Mortgage Association)
  1.05%, 12/15/30(c)                                A-1+       --     14,855       14,855,000
---------------------------------------------------------------------------------------------
McCook (City of) (Illinois Saint Andrew Society);
  VRD Series 1996 A RB (LOC-Northern Trust Co.)
  1.10%, 12/01/21(b)(c)                             A-1+       --      5,000        5,000,000
---------------------------------------------------------------------------------------------
Orland Hills (City of); Multi-Family Housing VRD
  Series 1995 A RB
  (LOC-LaSalle National Bank)
  1.10%, 12/01/04(b)(c)                              A-1       --      1,470        1,470,000
=============================================================================================
                                                                                  372,384,172
=============================================================================================

INDIANA-2.30%

ABN AMRO Munitops Ctfs. Trust (State of Indiana);
  Multi-State Non-AMT VRD Series 2003-27 RB
  (Acquired 11/12/03; Cost $13,795,000)
  1.14%, 8/11/04(d)(e)(i)(l)(n)                       --    MIG-1     13,795       13,795,000
---------------------------------------------------------------------------------------------
Brownsburg (City of) Independent School Building
  Corp. No. 2; First Meeting Series 1995 RB
  5.95%, 02/01/05(i)(o)                              AAA      Aaa      1,700        1,801,273
---------------------------------------------------------------------------------------------
First Union MERLOTs (County of Porter Jail
  Building Corp.); VRD Series 2001 A58 RB
  (Acquired 11/12/03; Cost $9,420,000)
  1.30%, 11/10/04(d)(e)(i)(j)(n)                      --   VMIG-1      9,420        9,420,000
---------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Advanced Program
  Notes);
  Series 2004 A RN
  2.00%, 01/25/05                                  SP-1+    MIG-1     17,500       17,627,199
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Bond Bank (Midyear Funding
  Program Notes);
  Series 2003 A RN
  1.25%, 04/15/04                                  SP-1+    MIG-1    $ 9,000   $    9,001,092
---------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Pike Township Metro
  School District);
  Series 1995 A RB
  5.80%, 02/01/05(i)(o)                              AAA      Aaa      2,750        2,886,064
---------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Marian College Project); VRD Series
  2003 RB (LOC-Bank One N.A.)
  1.02%, 04/01/24(b)(c)                               --   VMIG-1      1,000        1,000,000
---------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities Financing
  Authority (Community Hospitals Project); VRD
  Series 2000 A RB
  (LOC-Bank of America N.A.)
  1.05%, 07/01/28(b)(c)                             A-1+       --      9,815        9,815,000
---------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities Financing
  Authority (Community Mental Health &
  Rehabilitation); VRD Series 1990 RB
  (LOC-LaSalle National Bank)
  1.07%, 11/01/20(b)(c)                              A-1       --      1,460        1,460,000
---------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities Financing
  Authority (Fayette Memorial Hospital
  Association); VRD Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.17%, 10/01/32(b)(k)                             A-1+       --      3,100        3,100,000
---------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities Financing
  Authority (Hartsfield Village Project); VRD
  Series 1997 B RB
  (LOC-LaSalle National Bank)
  1.02%, 08/15/27(b)(c)                              A-1       --      2,500        2,500,000
---------------------------------------------------------------------------------------------
Miami (County of) Economic Development (Dukes
  Memorial Hospital Project); VRD Series 2000 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 10/01/30(b)(c)                             A-1+       --      1,000        1,000,000
=============================================================================================
                                                                                   73,405,628
=============================================================================================

IOWA-1.51%

Iowa (State of) Finance Authority Retirement
  Community (Deerfield Retirement Community); VRD
  Series 2003 A RB
  (LOC-LaSalle Bank N.A.)
  1.02%, 12/01/33(b)(c)                              A-1       --     15,000       15,000,000
---------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan Authority
  (Graceland Private College); VRD Series 2003 RB
  (LOC-Bank of America N.A.)
  1.10%, 02/01/33(b)(c)                               --   VMIG-1      2,000        2,000,000
---------------------------------------------------------------------------------------------
Iowa (State of) School Corps.; School Cash
  Anticipation Program Series 2004 B Wts. Ctfs.
  2.00%, 01/28/05(f)                                  --    MIG-1      8,000        8,063,984
---------------------------------------------------------------------------------------------
Iowa (State of); Series 2003 TRAN
  2.00%, 06/29/04                                  SP-1+    MIG-1     16,500       16,537,892
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
IOWA-(CONTINUED)

Iowa City (City of) (ACT, Inc.); VRD Series 2001
  RB
  1.22%, 04/01/32(k)                                A-1+       --    $ 6,815   $    6,815,000
=============================================================================================
                                                                                   48,416,876
=============================================================================================

KANSAS-0.44%

Lenexa (City of) Health Care Facilities (Lakeview
  Village Inc.);
  VRD Series 2002 B RB (LOC-LaSalle Bank N.A.)
  1.05%, 05/15/32(b)(c)                              A-1       --      7,500        7,500,000
---------------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities (YMCA of
  Greater Kansas City Project); VRD Series 2002 B
  RB (LOC-Bank of America N.A.)
  1.10%, 11/01/18(b)(c)                               --   VMIG-1      2,900        2,900,000
---------------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities (YMCA
  of Wichita Project); VRD Series 1998 XI RB
  (LOC-Bank of America NT & SA)
  (Acquired 02/15/01; Cost $3,550,000)
  1.10%, 08/01/09(b)(c)(d)                          A-1+       --      3,550        3,550,000
=============================================================================================
                                                                                   13,950,000
=============================================================================================

KENTUCKY-0.95%

Kentucky Area Developing Districts Financing
  Trust (Weekly Acquisition Lease Program-Ewing);
  VRD Series 2000 RB
  (LOC-Wachovia Bank N.A.)
  1.11%, 06/01/33(b)(c)                              A-1       --      5,910        5,910,000
---------------------------------------------------------------------------------------------
Louisville & Jefferson (Counties of) Metropolitan
  Sewer District; Sewer & Drain System Series
  1999 A RB
  6.50%, 05/15/04(f)                                 AAA      Aaa      1,595        1,605,667
---------------------------------------------------------------------------------------------
Newport (City of) League of Cities Funding Trust;
  Lease Program VRD Series 2002 RB (LOC-U.S. Bank
  N.A.)
  1.04%, 04/01/32(b)(c)                               --   VMIG-1     23,000       23,000,000
=============================================================================================
                                                                                   30,515,667
=============================================================================================

LOUISIANA-1.34%

Eagle Tax Exempt Trust (City of New Orleans); VRD
  Series 2000-1801 COP (Acquired 10/10/00; Cost
  $6,000,000)
  1.08%, 12/01/21(c)(d)(e)                          A-1+       --      6,000        6,000,000
---------------------------------------------------------------------------------------------
Kenner (City of); Refunding Sales Tax Series 2003
  RB
  5.00%, 06/01/04(f)                                 AAA      Aaa      1,810        1,822,116
---------------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities Authority
  (Glen Retirement System Project); VRD Series
  2001 RB (LOC-AmSouth Bank)
  (Acquired 08/15/01; Cost $3,490,000)
  1.17%, 09/01/16(b)(c)(d)                            --   VMIG-1      3,490        3,490,000
---------------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities Authority
  (Pennington Medical Foundation Project); VRD
  Series 2001 A RB (LOC-Bank One N.A.)
  1.05%, 07/01/31(b)(c)                               --   VMIG-1     15,000       15,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
LOUISIANA-(CONTINUED)

Louisiana (State of) Offshore
  Term Authority (Loop LLC Project); Refunding
  Deepwater Port VRD Series 1999 RB (LOC-Bank One
  Louisiana)
  1.08%, 10/01/19(b)(c)                              A-1   VMIG-1    $16,400   $   16,400,000
=============================================================================================
                                                                                   42,712,116
=============================================================================================

MARYLAND-1.08%

Anne Arundel (County of); Unlimited Tax Series
  2002 GO
  4.25%, 03/01/05                                    AA+      Aa1      1,740        1,790,483
---------------------------------------------------------------------------------------------
Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); VRD Series
  1997 C RB
  (LOC-Branch Banking & Trust)
  1.05%, 01/01/27(b)(c)                              A-1       --      6,000        6,000,000
---------------------------------------------------------------------------------------------
Gaithersburg (City of) Economic Development
  (Asbury Methodist); VRD Series 1997 A RB
  1.02%, 07/01/27(c)(f)                             A-1+       --      4,130        4,130,000
---------------------------------------------------------------------------------------------
Hyattsville (City of) (Safeway Inc. Projects);
  Refunding VRD Series 1991 IDR (LOC-Deutsche
  Bank Trust Co.)
  1.20%, 06/01/04(b)(h)(i)                           A-1       --      1,055        1,055,000
---------------------------------------------------------------------------------------------
Maryland (State of) Economic Development Corp.
  (Baltimore County Project); Student Housing VRD
  Series 2002 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 11/01/31(b)(c)                              A-1       --     14,250       14,250,000
---------------------------------------------------------------------------------------------
Maryland (State of) Economic Development Corp.
  (YMCA of Central Maryland Inc. Project); VRD
  Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.05%, 04/01/28(b)(c)                               --   VMIG-1      3,600        3,600,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (State of Maryland Health & Higher
  Educational Facilities Authority); VRD Floating
  Rate Trust Ctfs. Series 2003-829 RB
  (Acquired 06/19/03; Cost $3,800,000)
  1.07%, 08/15/38(c)(d)(e)                            --   VMIG-1      3,800        3,800,000
=============================================================================================
                                                                                   34,625,483
=============================================================================================

MASSACHUSETTS-1.37%

Billerica (City of); Limited Tax Series 2004 BAN
  GO
  2.00%, 01/07/05                                  SP-1+    MIG-1     18,000       18,120,475
---------------------------------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency (Boston University); VRD Series 2002 R-2
  RB
  1.01%, 10/01/42(f)(k)                             A-1+   VMIG-1      9,300        9,300,000
---------------------------------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency (Boston University); VRD Series 2002 R-4
  RB
  1.01%, 10/01/42(f)(k)                             A-1+   VMIG-1     13,840       13,840,000
---------------------------------------------------------------------------------------------
Massachusetts (State of) Water Resources
  Authority; Series 1993 C RB
  5.25%, 12/01/04(i)(o)                              AAA      Aaa      1,460        1,529,033
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
MASSACHUSETTS-(CONTINUED)

Massachusetts (State of); Ltd Tax Consolidated
  Loan Series 1994 B GO
  6.00%, 08/01/04(i)(o)                              NRR      NRR    $   975   $    1,010,524
=============================================================================================
                                                                                   43,800,032
=============================================================================================

MICHIGAN-3.69%

Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); Limited Tax
  VRD Series 1998 IDR
  (LOC-Comerica Bank)
  1.05%, 10/01/23(b)(c)(m)                            --       --      8,900        8,900,000
---------------------------------------------------------------------------------------------
Detroit (City of) Economic Development Corp.
  (Waterfront Reclamation); VRD Series 1999 B RB
  (LOC-Bank of America NT & SA)
  1.05%, 05/01/09(b)(c)                             A-1+      P-1      3,000        3,000,000
---------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (City of Detroit School
  District); Unlimited Tax VRD Series 2002-6014
  Class A COP (Acquired 11/06/02; Cost
  $7,105,000)
  1.08%, 05/01/32(c)(d)(e)                          A-1+       --      7,105        7,105,000
---------------------------------------------------------------------------------------------
Eaton Rapids (City of) Public Schools; Unlimited
  Tax Series 1995 GO
  5.50%, 05/01/04(i)(o)                              AAA      Aaa      1,000        1,013,700
---------------------------------------------------------------------------------------------
First Union MERLOTs (City of Detroit Sewage
  Disposal System); VRD Series 2001 A112 RB
  (Acquired 10/31/01; Cost $4,920,000)
  1.10%, 07/01/32(c)(d)(e)                            --   VMIG-1      4,920        4,920,000
---------------------------------------------------------------------------------------------
  VRD Series 2003 B41 RB (Acquired 07/09/03; Cost
  $4,520,000)
  1.10%, 07/01/26(c)(d)(e)                            --   VMIG-1      4,520        4,520,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (City of Detroit Water Supply
  System); VRD Series 2000 D RB (Acquired
  01/21/00; Cost $10,000,000)
  1.10%, 07/01/29(c)(d)(e)                            --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (State of Michigan Hospital
  Finance Authority); VRD Series 1997 X RB
  (Acquired 12/12/03; Cost $15,000,000)
  1.10%, 08/15/24(c)(d)(e)                            --   VMIG-1     15,000       15,000,000
---------------------------------------------------------------------------------------------
Jackson (County of) Economic Development Corp.
  (Vista Grande Villa); Refunding Limited VRD
  Series 2001 A RB
  (LOC-LaSalle National Bank)
  1.10%, 11/01/31(b)(k)                              A-1       --      1,100        1,100,000
---------------------------------------------------------------------------------------------
Michigan (State of) Comprehensive Transportation
  Fund;
  Series 2002 B RB
  4.00%, 05/15/04                                    AAA      Aa3      1,300        1,304,573
---------------------------------------------------------------------------------------------
Michigan (State of) Housing Development Authority
  (Parks of Taylor Apartments); Multi-Family VRD
  Series 2002 A RB
  (CEP-Federal National Mortgage Association)
  1.03%, 08/15/32(c)                                A-1+       --      2,135        2,135,000
---------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority;
  Series 2003 B-2 RN (LOC-J.P. Morgan Chase &
  Co.)
  2.00%, 08/23/04(b)                               SP-1+       --      8,000        8,030,220
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Michigan (State of) Strategic Fund (Van Andel
  Research Institute Project); Limited Tax VRD
  Series 1997 RB
  (LOC-Standard Federal Bank)
  1.02%, 11/01/27(b)(c)                              A-1       --    $13,300   $   13,300,000
---------------------------------------------------------------------------------------------
Michigan (State of); Unlimited Tax Notes Series
  2004 GO
  2.00%, 09/30/04                                  SP-1+    MIG-1     15,000       15,075,846
---------------------------------------------------------------------------------------------
Oakland (County of) Economic Development Corp.
  (Rochester College Project); Limited Obligation
  VRD Series 2001 RB
  (LOC-Bank One Michigan)
  1.12%, 08/01/21(b)(c)                               --   VMIG-1      3,111        3,111,000
---------------------------------------------------------------------------------------------
Southfield (City of) (Lawrence Tech University
  Project); Economic Development VRD Series 2001
  RB (LOC-Bank One Michigan N.A.)
  1.08%, 10/01/31(b)(c)                              A-1       --      6,000        6,000,000
---------------------------------------------------------------------------------------------
Traverse City (City of) Area Public Schools;
  Refunding Unlimited Tax Series 1994 GO
  4.55%, 05/01/04(f)                                 AAA      Aaa      1,000        1,002,820
---------------------------------------------------------------------------------------------
University of Michigan; Refunding Hospital VRD
  Series 1992 A RB
  1.08%, 12/01/19(k)                                A-1+   VMIG-1     12,550       12,550,000
=============================================================================================
                                                                                  118,068,159
=============================================================================================

MINNESOTA-3.99%

Golden Valley (City of) (Unicare Homes Inc.
  Project); VRD Series 1984 IDR (LOC-Bank of
  America N.A.)
  1.02%, 09/01/14(b)(c)                             A-1+       --      3,900        3,900,000
---------------------------------------------------------------------------------------------
J.P. Morgan PUTTERs (State of Minnesota Public
  Facilities Authority); VRD Drinking Water
  Series 2002-319 COP (Acquired 07/31/03; Cost
  $14,060,000)
  1.05%, 03/01/21(c)(d)(e)                           A-1       --     14,060       14,060,000
---------------------------------------------------------------------------------------------
Minneapolis (City of) (Minnehaha Academy
  Project); VRD Series 2001 RB (LOC-Firstar Bank
  N.A.)
  1.22%, 05/01/26(b)(k)(m)                            --       --      2,500        2,500,000
---------------------------------------------------------------------------------------------
Minneapolis-St. Paul (Cities of) Metropolitan
  Council of Minnesota; Unlimited Tax Series 2002
  D GO
  5.00%, 02/01/05                                    AAA      Aaa      1,190        1,228,470
---------------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities (Mayo
  Foundation); Commercial Paper Notes Series
  2000A
  0.98%, 05/19/04                                   A-1+       --      7,000        7,000,000
---------------------------------------------------------------------------------------------
  Series 2000 B
  0.95%, 05/12/04                                   A-1+       --     20,500       20,500,000
---------------------------------------------------------------------------------------------
  Series 2000 C
  0.95%, 04/08/04                                   A-1+       --     33,500       33,500,000
---------------------------------------------------------------------------------------------
  Series 2001 A
  0.95%, 04/13/04                                   A-1+       --     15,000       15,000,000
---------------------------------------------------------------------------------------------
  Series 2001 B
  0.95%, 04/13/04                                   A-1+       --     10,600       10,600,000
---------------------------------------------------------------------------------------------
  Series F
  0.98%, 05/19/04                                   A-1+       --      5,000        5,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

St. Paul (City of) Housing & Redevelopment
  Authority (Science Museum of Minnesota); VRD
  Series 1997 A RB
  (LOC-First Interstate Bank)
  1.07%, 05/01/27(b)(c)                               --   VMIG-1    $14,260   $   14,260,000
=============================================================================================
                                                                                  127,548,470
=============================================================================================

MISSISSIPPI-1.15%

ABN AMRO Munitops Ctfs. Trust (State of
  Mississippi Development Board-Jackson Water &
  Sewer); Multi-State Non-AMT VRD Series 2002-22
  Ctfs. (Acquired 09/10/03; Cost $9,995,000)
  1.20%, 6/23/04(d)(e)(i)(l)(n)                       --   VMIG-1      9,995        9,995,000
---------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (State of Mississippi);
  Unlimited Tax VRD Series 2002-6018 Class A COP
  (Acquired 11/20/02; Cost $3,200,000) 1.08%,
  11/01/22(c)(d)(e)                                 A-1+       --      3,200        3,200,000
---------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Jackson Medical Mall); VRD Series 2000 A RB
  (LOC-Bank One Louisiana)
  1.05%, 11/01/18(b)(c)                              A-1       --      4,800        4,800,000
---------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Mississippi College Project); VRD Series 2003
  RB (LOC-AmSouth Bank) 1.17%, 07/01/23(b)(c)         --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
University of Mississippi Educational Building
  Corp. (Campus Improvements Project); VRD Series
  2000 RB
  1.09%, 10/01/20(c)(f)                               --   VMIG-1      8,690        8,690,000
=============================================================================================
                                                                                   36,685,000
=============================================================================================

MISSOURI-0.65%

Missouri (State of) Development Finance Board
  (Southeast Missouri State University);
  Educational Facilities VRD Series 2003 B RB
  (LOC-U.S. Bank N.A.)
  1.05%, 10/01/23(b)(c)                             A-1+       --      5,750        5,750,000
---------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Lutheran Senior
  Services); VRD Series 2000 RB (LOC-Firstar Bank
  N.A.)
  1.05%, 02/01/31(b)(c)                               --   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Southwest Baptist
  University Project); VRD Series 2003 RB
  (LOC-Bank of America N.A.)
  1.17%, 10/01/33(b)(k)                             A-1+       --      5,950        5,950,000
---------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); VRD Series 1985 B RB
  1.08%, 09/01/10(c)                                A-1+   VMIG-1      1,200        1,200,000
---------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Friendship Village of South County);
  VRD Series 2002 B IDR (LOC-LaSalle Bank N.A.)
  1.05%, 09/01/22(b)(c)                              A-1       --      2,915        2,915,000
=============================================================================================
                                                                                   20,815,000
=============================================================================================

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------

MONTANA-0.37%

Montana (State of) Facility Finance Authority
  (Mission Ridge Project); VRD Series 2002 RB
  (LOC-LaSalle Bank N.A.)
  1.05%, 08/01/27(b)(c)(g)                            --       --    $ 6,900   $    6,900,000
---------------------------------------------------------------------------------------------
Montana (State of); Unlimited Tax Series 2003
  TRAN GO
  2.00%, 06/30/04                                  SP-1+    MIG-1      5,000        5,012,000
=============================================================================================
                                                                                   11,912,000
=============================================================================================

NEBRASKA-1.34%

Nebhelp Inc.; Multi-Mode VRD Series 1985 A RB
  1.10%, 12/01/15(c)(f)                             A-1+   VMIG-1      5,995        5,995,000
---------------------------------------------------------------------------------------------
Nebhelp Inc.; Multi-Mode VRD Series 1985 B RB
  1.10%, 12/01/15(c)(f)                             A-1+   VMIG-1      3,590        3,590,000
---------------------------------------------------------------------------------------------
Nebhelp Inc.; Multi-Mode VRD Series 1985 D RB
  1.10%, 12/01/15(c)(f)                             A-1+   VMIG-1      5,865        5,865,000
---------------------------------------------------------------------------------------------
Nebhelp Inc.; Multi-Mode VRD Series 1985 E RB
  1.10%, 12/01/15(c)(f)                             A-1+   VMIG-1     27,335       27,335,000
=============================================================================================
                                                                                   42,785,000
=============================================================================================

NEVADA-0.86%

ABN AMRO Munitops Ctfs. Trust (County of Washoe);
  Refunding VRD Limited Tax Series 2001-24 Single
  Asset Trust Ctfs. (Acquired 06/21/01; Cost
  $5,500,000)
  1.12%, 07/01/09(c)(d)(e)                            --   VMIG-1      5,500        5,500,000
---------------------------------------------------------------------------------------------
Carson (City of) (Carson-Tahoe Hospital Project);
  Hospital VRD Series 2003 B RB
  (LOC-U.S. Bank N.A.)
  1.02%, 09/01/33(b)(c)                             A-1+       --     18,000       18,000,000
---------------------------------------------------------------------------------------------
Clark (County of); Refunding Limited Tax Series
  1998 B GO
  5.25%, 11/01/04                                     AA      Aa2      2,245        2,298,523
---------------------------------------------------------------------------------------------
Nevada (State of); Capital Improvements Limited
  Tax Series 1996 A GO
  6.00%, 05/15/04(o)                                 NRR      NRR      1,530        1,539,031
=============================================================================================
                                                                                   27,337,554
=============================================================================================

NEW HAMPSHIRE-0.64%

Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (New Hampshire Higher Education & Health
  Facilities Authority); Refunding VRD Series
  2003-772 RB (Acquired 01/22/03; Cost
  $5,475,000)
  1.08%, 01/01/17(c)(d)(e)                           A-1       --      5,475        5,475,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (New Hampshire Higher Educational &
  Health Facilities Authority); Refunding VRD
  Series 2003-866 RB (Acquired 10/23/03; Cost
  $7,485,000)
  1.08%, 08/15/21(c)(d)(e)                           A-1       --      7,485        7,485,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
NEW HAMPSHIRE-(CONTINUED)

New Hampshire (State of) Health & Educational
  Facilities Authority (Kendal at Hanover Issue);
  VRD Series 2000 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 10/01/30(b)(c)                              A-1       --    $ 7,455   $    7,455,000
=============================================================================================
                                                                                   20,415,000
=============================================================================================

NEW JERSEY-0.19%

Union (County of) Industrial Pollution Control
  Financing Authority (Exxon Mobil Corp.
  Project); Refunding Pollution Control VRD
  Series 1994 RB
  1.07%, 07/01/33(k)                                A-1+       --      6,200        6,200,000
=============================================================================================

NEW MEXICO-0.04%

Dona Ana (County of) Gross Receipts Tax;
  Refunding & Improvement Series 1998 RB
  5.00%, 06/01/04(f)                                  --      Aaa      1,200        1,207,819
=============================================================================================

NEW YORK-0.34%

ABN AMRO Munitops Ctfs. Trust (Triborough Bridge
  & Tunnel Authority); VRD Series 2002-31 Non-AMT
  Ctfs. (Acquired 03/24/04; Cost $10,000,000)
  1.07%, 11/15/10(c)(d)(e)                            --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
New York (State of); Unlimited Tax Series 1994 B1
  GO
  7.20%, 08/15/04(i)(o)                              NRR      NRR      1,000        1,032,676
=============================================================================================
                                                                                   11,032,676
=============================================================================================

NORTH CAROLINA-2.29%

Albemarle (City of) Hospital Authority;
  Healthcare Facilities VRD Series 2000 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 10/01/15(b)(c)                              A-1       --      5,900        5,900,000
---------------------------------------------------------------------------------------------
Dare (County of); Utility System Series 1994 RB
  5.75%, 06/01/04(i)(o)                              AAA      Aaa      1,000        1,027,777
---------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (NCA&T University Foundation);
  Student Housing Facilities VRD Series 2001 RB
  (LOC-Wachovia Bank N.A.)
  1.10%, 07/01/32(b)(c)                               --   VMIG-1     18,745       18,745,000
---------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Financing Agency (Elon College); VRD Series
  2001 A RB (LOC-Bank of America N.A.)
  1.05%, 01/01/14(b)(c)(g)                            --       --      4,500        4,500,000
---------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Financing Agency (Goodwill Community Foundation
  Project); VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.05%, 04/01/22(b)(c)(g)                            --       --      2,260        2,260,000
---------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Financing Agency (Wolfpak Club Project); VRD
  Series 2002 RB (LOC-Bank of America N.A.)
  1.05%, 04/01/12(b)(g)                               --       --      9,500        9,500,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Medical Care Commission
  (Cleveland Regional Medical Center Project);
  Health Care Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.05%, 01/01/18(b)(c)(g)                            --       --    $19,437   $   19,437,000
---------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care Commission
  (Lutheran Retirement Project); VRD Series 1999
  RB
  (LOC-Bank of America N.A.) (Acquired 12/01/03;
  Cost $1,785,000) 1.05%, 01/01/19(b)(c)(d)(g)        --       --      1,785        1,785,000
---------------------------------------------------------------------------------------------
Wake (County of); Public Improvement Unlimited
  Tax Series 2004 GO
  3.00%, 03/01/05                                    AAA      Aaa     10,000       10,171,800
=============================================================================================
                                                                                   73,326,577
=============================================================================================

OHIO-5.20%

Akron (City of) (Community Learning Centers);
  Income Tax Series 2004 B RB
  2.00%, 12/01/04(f)                                 AAA      Aaa      1,000        1,005,952
---------------------------------------------------------------------------------------------
Allen (County of); Refunding Limited Tax Series
  2002 GO
  1.70%, 12/01/04(f)                                  --      Aaa      1,000        1,004,298
---------------------------------------------------------------------------------------------
Butler (County of) Healthcare Facilities
  (Lifesphere Project):
  Refunding & Improvement Series 2002 RB
  (LOC-U.S. Bank N.A.)
  1.02%, 05/01/27(b)(c)                              A-1       --      8,500        8,500,000
---------------------------------------------------------------------------------------------
Cambridge (City of) (Regional Medical Center
  Project); Refunding & Improvement Hospital
  Facilities VRD Series 2001 RB
  (LOC-National City Bank)
  1.06%, 12/01/21(b)(c)                               --   VMIG-1     11,515       11,515,000
---------------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran Village
  Project); Health Care VRD Series 1994 RB
  (LOC-National City Bank)
  1.07%, 11/01/13(b)(c)                               --   VMIG-1      2,130        2,130,000
---------------------------------------------------------------------------------------------
Cincinnati (City of) School District; Unlimited
  Tax Series 2003 BAN GO
  1.65%, 09/10/04                                     --    MIG-1      8,000        8,019,262
---------------------------------------------------------------------------------------------
Cuyahoga (County of) Continuing Care Facilities;
  Refunding VRD Series 1999 RB (LOC-LaSalle
  National Bank)
  1.02%, 02/01/29(b)(c)                             A-1+       --     22,985       22,985,000
---------------------------------------------------------------------------------------------
Cuyahoga (County of) Health Care Facilities
  (Judson Retirement Community); Refunding VRD
  Series 2000 RB
  (LOC-National City Bank)
  1.05%, 11/15/19(b)(c)                              A-1       --        800          800,000
---------------------------------------------------------------------------------------------
Kettering (City of) School District; Series 2004
  BAN
  2.00%, 07/22/04                                     --    MIG-1     15,000       15,047,305
---------------------------------------------------------------------------------------------
Lorain (County of) (Elyria United Methodist
  Village); Hospital Refunding VRD Series 1996 B
  RB (LOC-Bank One N.A.)
  1.04%, 06/01/12(b)(c)                              A-1   VMIG-1      5,110        5,110,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Lorain (County of) (EMH Regional Medical Center
  Project); Hospital Facilities VRD Series 2001
  RB (LOC-National City Bank)
  1.09%, 05/01/26(b)(c)(m)                            --       --    $15,385   $   15,385,000
---------------------------------------------------------------------------------------------
Lorain (County of) Independent Living Facilities
  (Elyria United Methodist Project); VRD Series
  1999 RB (LOC-Bank One N.A.)
  1.04%, 06/01/25(b)(c)                              A-1       --      9,495        9,495,000
---------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities (Forum
  Health Obligation Group); VRD Series 1997 B RB
  1.03%, 12/01/28(c)(f)                             A-1+   VMIG-1      6,000        6,000,000
---------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities (Forum
  Health Obligation Group); VRD Series 2002 B RB
  (LOC-Fifth Third Bank)
  1.06%, 12/01/27(b)(c)                               --   VMIG-1      7,200        7,200,000
---------------------------------------------------------------------------------------------
Mahoning Valley (City of) Sanitation District;
  Water Series 1994 RB
  7.75%, 05/15/04(i)(o)                              NRR      NRR      8,000        8,224,306
---------------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  Hospital Improvement VRD Series 1990 RB
  (LOC-Bank One N.A.)
  1.05%, 08/01/20(b)(c)                              A-1       --      4,745        4,745,000
---------------------------------------------------------------------------------------------
Middleburg Heights (City of) (Southwest General
  Health Center); Hospital Improvement VRD Series
  1997 RB
  (LOC-Fifth Third Bank)
  1.06%, 08/15/22(b)(c)                             A-1+       --      5,615        5,615,000
---------------------------------------------------------------------------------------------
Montgomery (County of) (St. Vincent DePaul
  Society); Limited Obligation VRD Series 1996 RB
  (LOC-National City Bank)
  1.06%, 12/01/10(b)(c)                              A-1       --      2,100        2,100,000
---------------------------------------------------------------------------------------------
Ohio (State of) Air Quality Development Authority
  (Timken Project); Refunding Multi-Modal VRD
  Series 2001 RB
  (LOC-Fifth Third Bank)
  1.04%, 11/01/25(b)(c)                             A-1+   VMIG-1      2,530        2,530,000
---------------------------------------------------------------------------------------------
Ohio (State of) Water Development Authority
  (Timken Project); Refunding Multi-Modal VRD
  Series 2001 RB
  (LOC-Northern Trust Co.)
  1.04%, 11/01/25(b)(c)                             A-1+   VMIG-1     10,200       10,200,000
---------------------------------------------------------------------------------------------
Plain (City of) School District; Series 2003 RAN
  2.00%, 05/20/04(m)                                  --       --      1,000        1,001,271
---------------------------------------------------------------------------------------------
Portage (County of) (Robinson Memorial Hospital);
  VRD Series 2002 RB (LOC-Bank One N.A.)
  1.06%, 05/01/17(b)(c)                               --   VMIG-1      6,635        6,635,000
---------------------------------------------------------------------------------------------
Solon (City of); Unlimited Tax Series 2003 BAN GO
  2.00%, 12/09/04(m)                                  --       --      2,800        2,816,567
---------------------------------------------------------------------------------------------
Twinsburg (City of) School District; Refunding
  Unlimited Tax Series 2004 GO
  2.00%, 12/01/04(f)                                  --      Aaa      1,800        1,811,322
---------------------------------------------------------------------------------------------
Warren (County of) Health Care Facilities
  (Otterbein); Refunding & Improvement VRD Series
  1998 A RB (LOC-Fifth Third Bank)
  1.07%, 07/01/21(b)(c)                             A-1+       --      1,340        1,340,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Youngstown (City of) School District; Unlimited
  Tax Series 2003-3 BAN 2.00%, 05/05/04               --    MIG-1    $ 5,000   $    5,004,616
=============================================================================================
                                                                                  166,219,899
=============================================================================================

OKLAHOMA-1.48%

Oklahoma (County of) Finance Authority (Oxford
  Oaks Apartments Projects); Refunding
  Multi-Family Housing VRD Series 2000 RB
  (CEP-Federal National Mortgage Association)
  1.04%, 07/15/30(c)                                A-1+       --     27,695       27,695,000
---------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance Authority
  (Capitol Dome Project); VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.12%, 06/01/11(b)(c)                             A-1+       --      4,555        4,555,000
---------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resource Board; Loan
  Program Notes Series 2003 A RB
  0.87%, 04/01/04(h)(i)                             A-1+       --     14,990       14,990,000
=============================================================================================
                                                                                   47,240,000
=============================================================================================

OREGON-0.24%

Oregon (State of) Health, Housing, Educational &
  Cultural Facilities Authority (Quatama Crossing
  LLC Housing Project); VRD Series 1998 RB
  (LOC-U.S. Bank N.A.)
  1.07%, 01/01/31(b)(c)                               --      Aa2      7,540        7,540,000
=============================================================================================

PENNSYLVANIA-3.23%

ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building Authority);
  Non-AMT VRD Series 2001-30 Ctfs. (Acquired
  10/31/02; Cost $5,000,000)
  1.11%, 09/01/09(c)(d)(e)                            --   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building Authority);
  Non-AMT VRD Series 2003-24 Ctfs. (Acquired
  03/08/04; Cost $7,000,000)
  1.11%, 06/01/11(c)(d)(e)                            --   VMIG-1      7,000        7,000,000
---------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (ACES-Presbyterian University
  Hospital); VRD Series 1988 B1 RB
  (LOC-Bank One N.A.)
  1.05%, 03/01/18(b)(c)                               --   VMIG-1      2,085        2,085,000
---------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (Presbyterian Health Center); VRD
  Series 1990 A RB
  1.02%, 03/01/20(c)(f)                             A-1+   VMIG-1      4,470        4,470,000
---------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (Presbyterian Health Center); VRD
  Series 1990 D RB
  1.02%, 03/01/20(c)(f)                             A-1+   VMIG-1      1,300        1,300,000
---------------------------------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority (Carnegie Museums of Pittsburgh); VRD
  Series 2002 IDR (LOC-Citizens Bank of
  Pennsylvania)
  1.15%, 08/01/32(b)(c)                               --   VMIG-1      2,000        2,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Altoona (City of) Authority; Water Series 1994 A
  RB
  6.50%, 11/01/04(i)(o)                              AAA       --    $ 1,700   $    1,786,650
---------------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Lutheran Services); Health Care VRD
  Series 1998 A IDR
  1.02%, 01/01/28(c)(f)                               --   VMIG-1     11,310       11,310,000
---------------------------------------------------------------------------------------------
Chartiers Valley (Community of) Industrial and
  Commercial Development Authority (Asbury Villas
  Project); VRD Series 2000 B IDR (LOC-LaSalle
  Bank N.A.)
  1.05%, 12/01/30(b)(c)                              A-1       --      3,000        3,000,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Delaware Valley
  Regional); VRD Series 2001-3801 COP (Acquired
  06/04/01; Cost $8,900,000)
  1.08%, 08/01/28(c)(d)(e)                          A-1+       --      8,900        8,900,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Pennsylvania);
  VRD Series 94-3802 COP (Acquired 01/29/03; Cost
  $1,295,000)
  1.08%, 05/01/17(c)(d)(e)                          A-1+               1,295        1,295,000
---------------------------------------------------------------------------------------------
First Union MERLOTS (City of Scranton & County of
  Lackawanna Health & Welfare Authority); VRD
  Series 2002 A-18 RB
  (Acquired 03/22/02; Cost $2,865,000)
  1.10%, 03/01/15(c)(d)(e)                            --   VMIG-1      2,865        2,865,000
---------------------------------------------------------------------------------------------
Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital Obligation);
  Health Care VRD Series 2000 IDR
  1.12%, 12/01/24(c)(f)                              A-1       --      3,575        3,575,000
---------------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Co-Op); Pollution
  Control VRD Series 1984 IDR (LOC-Rabobank
  Nederland)
  1.03%, 10/01/14(b)(j)                             A-1+       --      7,480        7,480,000
---------------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Corp.); Pollution
  Control VRD Series 1984 IDR (LOC-Rabobank
  Nederland)
  1.03%, 06/01/14(b)(j)                             A-1+       --      1,105        1,105,000
---------------------------------------------------------------------------------------------
Lower Southampton (Township of); Unlimited Tax
  Series 1994 GO
  5.90%, 05/15/04(i)(o)                              AAA      Aaa      1,000        1,005,832
---------------------------------------------------------------------------------------------
Northeastern Hospital & Education Authority
  (Wilkes University Project); VRD Series 2002 B
  RB (LOC-Wachovia Bank N.A.)
  1.02%, 10/01/30(b)(c)                               --   VMIG-1      1,500        1,500,000
---------------------------------------------------------------------------------------------
Philadelphia (City of) Industrial Development
  Authority (Fox Chase Cancer Center); VRD Series
  2001 IDR
  (LOC-JP Morgan Chase & Co.)
  1.12%, 07/01/10(b)(k)                             A-1+      P-1      4,000        4,000,000
---------------------------------------------------------------------------------------------
Philadelphia (City of) Industrial Development
  Authority (Girard Estate Aramark Project); VRD
  Series 2002 IDR (LOC-JP Morgan Chase Bank &
  Co.)
  1.00%, 06/01/32(b)(c)                             A-1+       --     25,400       25,400,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Philadelphia (City of) Industrial Development
  Authority (Girard Estate Facilities Leasing);
  VRD Series 2001 IDR
  (LOC-Morgan Guaranty Trust)
  1.00%, 11/01/31(b)(c)                             A-1+       --    $ 1,400   $    1,400,000
---------------------------------------------------------------------------------------------
Washington (County of) Authority (Girard Estate
  Project); Refunding VRD Series 1999 RB
  (LOC-Chase Manhattan Bank (The)) (Acquired
  03/18/04; Cost $2,000,000)
  1.00%, 06/01/27(b)(c)(d)                          A-1+       --      2,000        2,000,000
---------------------------------------------------------------------------------------------
Washington (County of) Authority (Higher
  Education Pooled Equipment Lease); Lease VRD
  Series 1985 RB (LOC-Wachovia Bank)
  1.06%, 11/01/05(b)(c)                               --   VMIG-1      4,890        4,890,000
=============================================================================================
                                                                                  103,367,482
=============================================================================================

SOUTH CAROLINA-3.75%

Charleston (County of) School District; Unlimited
  Tax
  Series 2004 BAN GO
  2.00%, 11/04/04                                  SP-1+    MIG-1     20,000       20,122,169
---------------------------------------------------------------------------------------------
Cherokee (County of) (Newark Electric Division);
  Industrial VRD Series 1985 RB (LOC-LaSalle Bank
  N.A.)
  1.05%, 12/01/15(b)(c)                              A-1       --      6,500        6,500,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of South Carolina
  Public Service Authority); VRD Series 2000-4001
  Class A COP (Acquired 09/08/00; Cost
  $10,100,000)
  1.08%, 01/01/22(c)(d)(e)                          A-1+       --     10,100       10,100,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (State of South Carolina
  Public Service Authority); VRD Series 2000 L RB
  (Acquired 02/25/00; Cost $11,590,000)
  1.10%, 01/01/22(c)(d)(e)                            --   VMIG-1     11,590       11,590,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (State of South Carolina Transportation
  Infrastructure); Floating Rate Trust Ctfs. VRD
  Series 2002-728 RB (Acquired 11/13/02; Cost
  $7,185,000) 1.07%, 10/01/22(c)(d)(e)               A-1       --      7,185        7,185,000
---------------------------------------------------------------------------------------------
Oconee (County of) (Duke); Refunding Pollution
  Control VRD Series 1993 RB (LOC-Bank One Trust
  Co.)
  1.05%, 02/01/17(b)(c)                               --      P-1      6,000        6,000,000
---------------------------------------------------------------------------------------------
Piedmont (City of) Municipal Power Agency;
  Refunding Electric VRD Series 2002 B RB
  1.05%, 01/01/18(c)(f)                              A-1   VMIG-1     32,700       32,700,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Educational Facilities
  Authority for Non-Profit Institutions (Morris
  College Project); VRD Series 1997 RB
  (LOC-Bank of America N.A.) (Acquired 07/30/02;
  Cost $2,300,000)
  1.10%, 07/01/17(b)(c)(d)                          A-1+       --      2,300        2,300,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Educational Facilities
  Authority for Non-Profit Institutions (The
  Allen University Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.) (Acquired 03/27/01;
  Cost $2,840,000) 1.10%, 09/01/18(b)(c)(d)         A-1+       --      2,840        2,840,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Children's Home
  Project); Economic Development VRD Series 2003
  RB (LOC-Branch Banking & Trust)
  1.05%, 03/01/23(b)(c)                               --   VMIG-1    $ 3,000   $    3,000,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Piedmont
  Foundation Project); Economic Development VRD
  Series 2002 RB (LOC-Bank of America N.A.)
  1.10%, 09/01/32(b)(c)(g)                            --       --      4,000        4,000,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.) (Acquired 07/23/02;
  Cost $2,775,000)
  1.10%, 09/01/18(b)(c)(d)                          A-1+       --      2,775        2,775,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Coastal Carolina
  University Project); Student Housing VRD Series
  2003 A RB (LOC-Wachovia Bank N.A.)
  1.01%, 07/01/35(b)(c)                              A-1       --      6,125        6,125,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Presbyterian Home of
  South Carolina Project); Economic Development
  VRD Series 2003 A RB (LOC-Wachovia Bank N.A)
  1.07%, 04/01/20(b)(c)                              A-1       --      4,535        4,535,000
=============================================================================================
                                                                                  119,772,169
=============================================================================================

TENNESSEE-7.72%

Clarksville (City of) Public Building Authority
  (Tennessee Municipal Bond Fund); Pooled Funding
  VRD Series 1997 RB
  (LOC-Bank of America N.A.) (Acquired 10/20/03;
  Cost $3,150,000)
  1.05%, 11/01/27(b)(c)(d)                            --   VMIG-1      3,150        3,150,000
---------------------------------------------------------------------------------------------
Clarksville (City of) Public Building Authority
  (Tennessee Municipal Bond Fund); Pooled Funding
  VRD Series 1999 RB
  (LOC-Bank of America N.A.) (Acquired 01/15/04;
  Cost $30,500,000)
  1.05%, 06/01/29(b)(c)(d)                            --   VMIG-1     30,500       30,500,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chattanooga); VRD
  Series 2000-4202 COP (Acquired 10/10/00; Cost
  $14,040,000)
  1.08%, 10/01/27(c)(d)(e)                          A-1+       --     14,040       14,040,000
---------------------------------------------------------------------------------------------
Hamilton (County of) Industrial Development Board
  (Tennessee Aquarium Project); VRD Series 1991
  IDR
  1.05%, 07/01/21(b)(c)                             A-1+       --      2,500        2,500,000
---------------------------------------------------------------------------------------------
Jackson (City of) Energy Authority; Electric
  Systems VRD Series 2003 B RB
  1.05%, 11/01/26(c)(f)                               --   VMIG-1     12,700       12,700,000
---------------------------------------------------------------------------------------------
Jackson (City of) Energy Authority; Wastewater
  Systems VRD Series 2002 RB
  1.05%, 12/01/22(c)(f)                               --   VMIG-1     23,435       23,435,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Jackson (City of) Health & Educational Facilities
  Board (Trinity Christian Academy); Educational
  Facilities VRD Series 2002 RB
  (LOC-AmSouth Bank)
  1.17%, 03/01/22(b)(c)                               --   VMIG-1    $ 5,400   $    5,400,000
---------------------------------------------------------------------------------------------
Knox (County of) Health Education & Housing
  Facility Board (Volunteer Student Housing LLC
  Project); Student Housing VRD Series 2002 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 09/01/34(b)(c)                               --   VMIG-1     27,020       27,020,000
---------------------------------------------------------------------------------------------
Memphis (City of); Electric System Sub-Series
  2003 A RB
  2.00%, 12/01/04                                    AA-      Aa3     10,000       10,056,093
---------------------------------------------------------------------------------------------
Metropolitan Government (City of Nashville &
  County of Davidson) Health & Education
  Facilities Board (Adventist Health System); VRD
  Series 1997 A RB (LOC-SunTrust Bank of Central
  Florida)
  1.02%, 11/15/27(b)(c)                             A-1+   VMIG-1      2,800        2,800,000
---------------------------------------------------------------------------------------------
Metropolitan Government (City of Nashville &
  County of Davidson) Health & Education
  Facilities Board (Adventist/Sunbelt); VRD
  Series 1996 A RB (LOC-SunTrust Bank of Central
  Florida)
  1.02%, 11/15/26(b)(c)                             A-1+   VMIG-1      3,200        3,200,000
---------------------------------------------------------------------------------------------
Metropolitan Government (City of Nashville &
  County of Davidson) Health & Education
  Facilities Board (Park at Hermitage Project);
  VRD Series 2004 RB (CEP-Federal National
  Mortgage Association)
  1.03%, 02/15/34(c)                                  --   VMIG-1      6,645        6,645,000
---------------------------------------------------------------------------------------------
Metropolitan Government (City of Nashville &
  County of Davidson) Health & Education
  Facilities Board (Vanderbilt University); VRD
  Series 2002 B RB
  1.10%, 10/01/32(k)                                A-1+   VMIG-1      3,200        3,200,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (City of Nashville & County of Davidson);
  Unlimited Tax Series 2003-871 GO
  (Acquired 11/17/03; Cost $4,995,000)
  1.07%, 10/15/10(c)(d)(e)                            --   VMIG-1      4,995        4,995,000
---------------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Local Government Public Improvement); VRD
  Series 1995 A RB
  1.05%, 06/01/15(c)(f)                               --   VMIG-1      5,570        5,570,000
---------------------------------------------------------------------------------------------
  VRD Series 1995 B-2 RB
  1.05%, 06/01/06(c)(f)                               --   VMIG-1      1,210        1,210,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 I A-1 RB
  1.05%, 06/01/22(c)(f)                               --   VMIG-1      5,900        5,900,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 II B-1 RB
  1.05%, 06/01/25(c)(f)                               --   VMIG-1      1,200        1,200,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 II E-1 RB
  1.05%, 06/01/21(c)(f)                               --   VMIG-1      2,100        2,100,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 II E-3 RB
  1.05%, 06/01/10(c)(f)                               --   VMIG-1      1,500        1,500,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 II E-5 RB
  1.05%, 06/01/17(c)(f)                               --   VMIG-1      1,390        1,390,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

  VRD Series 1997 II F-1 RB
  1.05%, 06/01/17(c)(f)                               --   VMIG-1    $ 1,335   $    1,335,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 II F-5 RB
  1.05%, 06/01/27(c)(f)                               --   VMIG-1      2,315        2,315,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III A-4 RB
  1.05%, 06/01/17(c)(f)                               --   VMIG-1        300          300,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III B-2 RB
  1.05%, 06/01/19(c)(f)                               --   VMIG-1      5,150        5,150,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III C-3 RB
  1.05%, 06/01/18(c)(f)                               --   VMIG-1      3,770        3,770,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III C-4 RB
  1.05%, 06/01/20(c)(f)                               --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
  VRD Series 1999 II A-1 RB
  1.05%, 06/01/24(c)(f)                               --   VMIG-1      5,600        5,600,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III A-1 RB
  1.05%, 06/01/07(c)(f)                               --   VMIG-1     15,850       15,850,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III A-3 RB
  1.05%, 06/01/19(c)(f)                               --   VMIG-1      1,325        1,325,000
---------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational & Housing
  Facilities Board (Baptist Memorial Hospital);
  Commercial Paper Notes (LOC-Bank of America
  N.A.)
  0.96%, 04/19/04(b)                                A-1+       --     12,400       12,400,000
---------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational & Housing
  Facilities Board (Briarcrest); Educational
  Facilities VRD Series 2002 RB
  (LOC-SunTrust Bank)
  1.05%, 04/01/22(b)(c)                               --   VMIG-1     11,500       11,500,000
---------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational & Housing
  Facilities Board (St. Benedict Auburndale
  School); VRD Series 2003 RB
  (LOC-AmSouth Bank)
  1.07%, 05/01/33(b)(c)                               --   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
Washington (County of) (Capital Outlay Notes);
  Refunding Unlimited Tax Series 2002 GO
  4.00%, 02/01/05(f)                                  --      Aaa      1,000        1,024,042
---------------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Educational
  Facilities VRD Series 2003 RB
  (LOC-SunTrust Bank)
  1.10%, 04/01/23(b)(c)                               --   VMIG-1      2,500        2,500,000
=============================================================================================
                                                                                  246,580,135
=============================================================================================

TEXAS-12.07%

ABN AMRO Munitops Ctfs. Trust (City of Leander
  Independent School District); Refunding
  Unlimited Multi-State Non-AMT Series 2002-16
  Ctfs. (Acquired 08/20/03; Cost $5,395,000)
  1.12%, 08/15/10(c)(d)(e)                            --   VMIG-1      5,395        5,395,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Alief (City of) Independent School District;
  Unlimited Tax Series 1997 GO (CEP-Texas
  Permanent School Fund)
  6.60%, 02/15/05                                    AAA      Aaa    $ 1,000   $    1,047,912
---------------------------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
  (ACES-Panhandle Pooled Health Care); VRD Series
  1985 RB (LOC-BNP Paribas)
  1.10%, 05/31/25(b)(c)                               --   VMIG-1      6,891        6,891,000
---------------------------------------------------------------------------------------------
Austin (City of) Housing Finance Corp. (Stassney
  Woods Apartments); Refunding Multi-Family
  Housing VRD Series 2004 A RB
  (CEP-Federal National Mortgage Association)
  1.03%, 10/15/32(c)                                  --   VMIG-1      4,050        4,050,000
---------------------------------------------------------------------------------------------
Austin (City of) Water & Wastewater System;
  Refunding Series 2002 A RB
  5.00%, 11/15/04(f)                                 AAA      Aaa      4,000        4,096,630
---------------------------------------------------------------------------------------------
Austin (City of); Refunding Limited Tax Series
  1993 GO
  5.50%, 09/01/04                                    AA+      Aa2      4,250        4,329,198
---------------------------------------------------------------------------------------------
Austin (City of); Utility System Series 1994 RB
  5.75%, 11/15/04(i)(o)                              AAA      Aaa      2,605        2,679,819
---------------------------------------------------------------------------------------------
Bell (County of) Health Facilities Development
  Corp. (Scott & White Memorial Hospital); VRD
  Series 2000 B-1 RB
  1.12%, 08/15/29(f)(k)                             A-1+   VMIG-1      7,100        7,100,000
---------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities Development
  Corp. (Air Force Village); VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.03%, 04/19/04(b)(c)                             A-1+       --     19,800       19,800,000
---------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities Development
  Corp. (Warm Springs); Healthcare System VRD
  Series 1997 RB
  (LOC-Chase Bank of Texas N.A.)
  1.06%, 09/01/27(b)(c)                               --   VMIG-1      3,635        3,635,000
---------------------------------------------------------------------------------------------
Brownsville (City of) Utility Systems; Refunding
  Sub. Lien VRD Series 2001 A RB
  0.90%, 11/04/04(f)(i)(l)                          A-1+   VMIG-1      3,300        3,300,000
---------------------------------------------------------------------------------------------
Coastal Bend Health Facilities Development Corp.
  (Incarnate Word Health Services); VRD Series
  1998 B RB
  1.00%, 08/15/28(c)(f)                            SP-1+   VMIG-1      1,800        1,800,000
---------------------------------------------------------------------------------------------
Dallas (City of) Waterworks & Sewer System;
  Refunding & Improvement Series 1997 RB
  5.25%, 04/01/04(i)(o)                              NRR      NRR      3,120        3,166,800
---------------------------------------------------------------------------------------------
Dallas (City of) Waterworks & Sewer System;
  Refunding Series 2002 A RB
  4.00%, 10/01/04                                    AA+      Aa2      3,500        3,551,725
---------------------------------------------------------------------------------------------
Dallas (City of); Limited Tax Series 2003 GO
  3.50%, 02/15/05                                    AA+      Aa1      1,500        1,532,363
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston Airport);
  VRD Series 2000-4307 COP (Acquired 11/15/00;
  Cost $15,750,000)
  1.08%, 07/01/28(c)(d)(e)                          A-1+       --     15,750       15,750,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Eagle Tax Exempt Trust (City of Houston Water &
  Sewer); VRD Series 2002-6019 Class A COP
  (Acquired 11/13/02; Cost $8,910,000)
  1.08%, 12/01/30(c)(d)(e)                          A-1+       --    $ 8,910   $    8,910,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston Water &
  Sewer); VRD Series 97-4305 COP (Acquired
  04/27/99; Cost $14,005,000)
  1.08%, 12/01/27(c)(d)(e)                          A-1+       --     14,005       14,005,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll Road);
  VRD Series 2001-4305 COP (Acquired 05/08/01;
  Cost $7,390,000)
  1.08%, 08/01/14(c)(d)(e)                          A-1+       --      7,390        7,390,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll Road);
  VRD Series 2002-6012 Class A COP (Acquired
  11/20/02; Cost $1,580,000)
  1.08%, 08/15/30(c)(d)(e)                          A-1+       --      1,580        1,580,000
---------------------------------------------------------------------------------------------
El Paso (County of); Refunding Limited Tax Series
  2002 A GO
  3.25%, 02/15/05(f)                                 AAA      Aaa      1,040        1,059,393
---------------------------------------------------------------------------------------------
First Union MERLOTs (Harris County Toll Road);
  VRD Series 2003 B16 RB (Acquired 02/19/03; Cost
  $3,015,000)
  1.10%, 08/15/25(c)(d)(e)                            --   VMIG-1      3,015        3,015,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (Jefferson County Health
  Facilities Development Corp.); VRD Series 2001
  A83 RB
  (Acquired 11/18/03; Cost $3,615,000)
  1.20%, 11/16/04(d)(e)(i)(n)                        A-1       --      3,615        3,615,000
---------------------------------------------------------------------------------------------
Garland (City of) Industrial Development
  Authority Inc. (Carroll Co. Project); VRD
  Series 1984 IDR (LOC-Wells Fargo Bank N.A.)
  (Acquired 09/03/03; Cost $1,050,000)
  1.06%, 12/01/14(b)(c)(d)                            --      Aaa      1,050        1,050,000
---------------------------------------------------------------------------------------------
Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Refunding Multi-Family
  VRD Series 1993 RB (CEP-General Electric
  Capital Corp.)
  1.08%, 06/01/10(c)                                A-1+       --      2,700        2,700,000
---------------------------------------------------------------------------------------------
Harris (County of) Cultural Education Facilities
  Finance Corp. (Houston Music Hall Foundation);
  VRD Series 1999 RB
  (LOC-Chase Bank of Texas)
  1.06%, 06/01/29(b)(c)                             A-1+       --      1,200        1,200,000
---------------------------------------------------------------------------------------------
Harris (County of) Health Facilities Development
  Corp. (St. Luke's Episcopal Hospital); VRD
  Refunding Series 2001 B RB
  1.12%, 02/15/31(k)                                A-1+       --     15,000       15,000,000
---------------------------------------------------------------------------------------------
Harris (County of) Health Facilities Development
  Corp. (Texas Medical Center Project); Special
  Facilities VRD Series 1999 B RB
  1.12%, 05/15/29(f)(k)                             A-1+   VMIG-1      2,900        2,900,000
---------------------------------------------------------------------------------------------
Harris (County of) Hospital District; Sub. Lien
  Series A RN 0.97%, 05/25/04                       A-1+       --      9,451        9,451,000
---------------------------------------------------------------------------------------------
Harris (County of) Houston Texas Sports Authority
  (Rodeo); Jr. Lein VRD Series 2001 C RB
  1.07%, 11/15/30(c)(f)                             A-1+   VMIG-1      6,400        6,400,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Harris (County of); Permanent Improvement
  Unlimited Tax Series 2003 GO
  3.00%, 10/01/04                                    AA+      Aa1    $ 1,000   $    1,009,456
---------------------------------------------------------------------------------------------
Harris (County of); Refunding Unlimited Tax
  Series 2001 GO
  5.00%, 10/01/04                                    AA+      Aa1      4,970        5,067,381
---------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development Corp.
  (AMOCO Project); Pollution Control VRD Series
  1985 IDR
  1.05%, 05/01/04(h)(i)                             A-1+      P-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
Houston (City of); Series A Commercial Paper
  Notes
  0.95%, 05/25/04                                    A-1      P-1     20,000       20,000,000
---------------------------------------------------------------------------------------------
Humble (City of) Independent School District
  (School Building); Unlimited Tax VRD Series
  2003 GO
  (CEP-Texas Permanent School Fund)
  1.02%, 06/15/23(c)                                A-1+   VMIG-1     12,500       12,500,000
---------------------------------------------------------------------------------------------
Mansfield (City of); Refunding Unlimited Tax
  Series 2004 GO
  2.00%, 02/15/05(f)                                 AAA      Aaa        855          861,669
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Brazosport
  Independent School District); Refunding
  Unlimited Tax VRD Series 2003 PT-1690 GO
  (Acquired 02/20/03; Cost $4,945,000)
  1.07%, 08/15/10(c)(d)(e)                            --   VMIG-1      4,945        4,945,000
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Harris County Hospital
  District); VRD Series 2002 PT-665 RB (Acquired
  10/02/02; Cost $5,935,000)
  1.07%, 08/15/08(c)(d)(e)                          A-1+       --      5,935        5,935,000
---------------------------------------------------------------------------------------------
Mesquite (City of) Independent School District
  (School Building); Unlimited Tax VRD Series
  2003 A GO (CEP-Texas Permanent School Fund)
  1.02%, 08/01/29(c)                               SP-1+       --     10,000       10,000,000
---------------------------------------------------------------------------------------------
Midlothian (City of) Industrial Development Corp.
  (Box-Crow Cement Co. Project); Pollution
  Control VRD Series 1984 IDR
  (LOC-UBS A.G.)
  1.03%, 12/01/09(b)(c)                               --      P-1      1,400        1,400,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (State of Texas Affordable Housing
  Corp.); Floating Rate Trust Ctfs. VRD Series
  2003-780 RB (Acquired 02/19/03; Cost
  $2,500,000)
  1.07%, 09/01/22(c)(d)(e)                            --   VMIG-1      2,500        2,500,000
---------------------------------------------------------------------------------------------
North Central (Region of) Health Facility
  Development Corp. (Northwest Senior Housing
  Corp.); Retirement Facility VRD Series 1999 C
  RB
  (LOC-LaSalle Bank N.A.)
  1.02%, 11/15/29(b)(c)                              A-1       --      3,900        3,900,000
---------------------------------------------------------------------------------------------
Northside Independent School District; Refunding
  Unlimited Tax Series 2003 A GO (CEP-Texas
  Permanent School Fund)
  1.00%, 08/01/04(i)(l)                             A-1+   VMIG-1      2,400        2,400,000
---------------------------------------------------------------------------------------------
Pasadena (City of) Independent School District;
  Limited Tax VRD Series 2000 A GO (CEP-Texas
  Permanent School Fund)
  1.35%, 04/01/04(i)(l)                               --   VMIG-1      2,000        2,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Red River Authority (Southwestern Public
  Services); Refunding Pollution Control Series
  1996 IDR
  1.02%, 07/01/16(c)(f)                             A-1+   VMIG-1    $ 4,000   $    4,000,000
---------------------------------------------------------------------------------------------
San Antonio (City of) Water System; Series 2001 A
  Commercial Paper Notes
  0.98%, 04/07/04                                   A-1+      P-1     32,200       32,200,000
---------------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance Corp.
  (Austin College Project); VRD Series 1997 RB
  (LOC-Bank of America N.A.)
  1.10%, 01/01/18(b)(c)                             A-1+       --     12,800       12,800,000
---------------------------------------------------------------------------------------------
Texas (State of) Department of Housing &
  Community Affairs (High Point III); Refunding
  Multi-Family Housing VRD Series 1993 A RB
  (CEP-Federal National Mortgage Association)
  1.02%, 02/01/23(c)                                A-1+       --      6,550        6,550,000
---------------------------------------------------------------------------------------------
Texas (State of); Series 2003 TRAN
  2.00%, 08/31/04                                  SP-1+    MIG-1     63,200       63,428,820
---------------------------------------------------------------------------------------------
Tom Green (County of) Health Facilities
  Development Corp. (Universal Health Services of
  San Antonio); Health Facilities VRD Series 1985
  RB (LOC-Morgan Guaranty Trust)
  1.02%, 12/01/15(b)(c)                             A-1+       --      2,200        2,200,000
---------------------------------------------------------------------------------------------
Travis (County of) Housing Finance Corp. (Travis
  Station Apartments Project); Refunding
  Multi-Family Housing VRD Series 2004 A RB
  (CEP-Federal National Mortgage Association)
  1.03%, 02/15/34(c)                                  --   VMIG-1      3,585        3,585,000
---------------------------------------------------------------------------------------------
Trinity River Industrial Development Authority
  (Radiation Sterilizers); (LOC-American National
  Bank & Trust)
  VRD Series 1985 A IDR 1.10%, 11/01/05(b)(j)        A-1       --      1,900        1,900,000
---------------------------------------------------------------------------------------------
  VRD Series 1985 B IDR 1.10%, 11/01/05(b)(j)        A-1       --      2,450        2,450,000
---------------------------------------------------------------------------------------------
Wachovia MERLOTs (Southeast Texas Housing Finance
  Corp.); VRD Series 2001 A18 RB (Acquired
  11/18/03; Cost $4,680,000)
  1.20%, 11/16/04(d)(e)(i)(n)                        A-1       --      4,680        4,680,000
---------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Texas); Refunding
  VRD Series 2003 B14 RB (Acquired 01/29/03; Cost
  $8,010,000)
  1.08%, 08/15/22(c)(d)(e)                            --   VMIG-1      8,010        8,010,000
=============================================================================================
                                                                                  385,723,166
=============================================================================================

UTAH-1.88%

Davis (County of) Housing Authority (Fox Creek
  Apartments); Refunding Multi-Family Housing VRD
  Series 1997 A RB
  (LOC-Bank One Arizona N.A.)
  1.06%, 08/15/27(b)(c)                              A-1       --      4,240        4,240,000
---------------------------------------------------------------------------------------------
Davis (County of) School District (Utah School
  Building Guarantee Program); Unlimited Tax
  Series 2003 GO
  2.00%, 06/01/04                                     --      Aaa      4,040        4,046,141
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
UTAH-(CONTINUED)

Emery (County of) (PacifiCorp Projects);
  Refunding Pollution Control VRD Series 1994 RB
  1.12%, 11/01/24(f)(k)                              A-1   VMIG-1    $ 8,500   $    8,500,000
---------------------------------------------------------------------------------------------
First Union MERLOTS (Intermountain Power Agency);
  Power Supply VRD Series 2002 A59 RB (Acquired
  10/23/02; Cost $7,120,000)
  1.10%, 07/01/10(c)(d)(e)                            --   VMIG-1      7,120        7,120,000
---------------------------------------------------------------------------------------------
Intermountain Power Agency; Power Supply VRD
  Series 1985 E RB
  1.05%, 06/01/04(f)(i)                             A-1+   VMIG-1     14,770       14,770,000
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Murray Hospital
  Revenue); VRD Series 2002 PA-1066 RB
  (Acquired 10/02/02; Cost $5,995,000)
  1.07%, 05/15/22(c)(d)(e)                           A-1       --      5,995        5,995,000
---------------------------------------------------------------------------------------------
Murray (City of) (IHC Health Services Inc.);
  Hospital VRD Series 2003 C RB
  1.12%, 05/15/36(k)                                A-1+       --      6,450        6,450,000
---------------------------------------------------------------------------------------------
Salt Lake (City of) (Gateway Project); Special
  Assessment VRD Series 2003 (LOC-Citibank N.A.)
  1.05%, 12/01/23(b)(c)                             A-1+       --      5,900        5,900,000
---------------------------------------------------------------------------------------------
Salt Lake City (City of) Industrial Development
  (Parkview Plaza Associates); VRD Series 1984
  IDR (LOC-Bank One Arizona N.A.)
  1.10%, 12/01/14(b)(c)                              A-1       --      2,175        2,175,000
---------------------------------------------------------------------------------------------
Sanpete (County of) School Facilities (Wasatch
  Academy); VRD Series 2003 RB (LOC-U.S. Bank
  N.A.)
  1.07%, 08/01/28(b)(c)                             A-1+       --      1,000        1,000,000
=============================================================================================
                                                                                   60,196,141
=============================================================================================

VERMONT-0.54%

Vermont (State of) Educational & Health Building
  Financing Agency (Fletcher Allen Health Care
  Inc.); Hospital VRD Series 2000 B RB
  1.09%, 12/01/30(c)(f)                             A-1+   VMIG-1     10,800       10,800,000
---------------------------------------------------------------------------------------------
Vermont (State of) Student Assistance Corp.;
  Student Loan VRD Series 1985 RB (LOC-State
  Street Bank & Trust)
  1.05%, 01/01/08(b)(j)                               --   VMIG-1      2,640        2,640,000
---------------------------------------------------------------------------------------------
Vermont (State of); Unlimited Tax Series 1994 A
  GO
  6.40%, 01/15/05(i)(o)                              NRR      NRR      3,510        3,723,496
=============================================================================================
                                                                                   17,163,496
=============================================================================================

VIRGINIA-0.34%

Chesapeake (City of) Hospital Authority
  (Chesapeake General Hospital); Hospital
  Facility VRD Series 2001 B RB (LOC-SunTrust
  Bank)
  1.08%, 07/01/31(b)(c)                             A-1+       --      1,545        1,545,000
---------------------------------------------------------------------------------------------
Harrisonburg (City of) Redevelopment & Housing
  Authority (Misty Ridge Project); Refunding
  Multi-Family Housing VRD Series 1991 A RB
  (LOC-Bank One N.A.)
  1.05%, 03/01/16(b)(c)                               --   VMIG-1      2,000        2,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Norfolk (City of) Industrial Development
  Authority (Sentara Health System); Commercial
  Paper Notes
  0.95%, 05/11/04                                   A-1+      P-1    $ 5,500   $    5,500,000
---------------------------------------------------------------------------------------------
Winchester (City of) Industrial Development
  Authority (Shenandoah University); Educational
  Facilities Series 1994 IDR
  6.70%, 10/01/04(i)(o)                              NRR      NRR      1,620        1,697,758
=============================================================================================
                                                                                   10,742,758
=============================================================================================

WASHINGTON-6.11%

ABN AMRO Munitops Ctfs. Trust (City of Seattle);
  Multi-State Non-AMT VRD Series 2003-7 Ctfs.
  (Acquired 05/13/03; Cost $10,685,000)
  1.10%, 06/16/04(d)(e)(g)(h)(n)                      --   VMIG-1     10,685       10,685,000
---------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (King County);
  Limited Tax Multi-State Non-AMT VRD Series
  2001-1 Ctfs. (Acquired 01/04/01; Cost
  $10,000,000)
  1.12%, 07/01/06(c)(d)(e)                            --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional Conference
  Center); VRD Series 2003 RB (LOC-Bank of
  America NT & SA)
  1.10%, 12/01/28(b)(c)(g)                            --       --      2,565        2,565,000
---------------------------------------------------------------------------------------------
Clark (County of) School District No. 037 (City
  of Vancouver); Refunding Unlimited Tax Series
  2003 B GO
  2.00%, 06/01/04                                     --      Aa1      1,700        1,702,705
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington
  Public Power Support System Project 2), VRD
  Series 96-4703 COP (Acquired 05/02/01; Cost
  $5,870,000)
  1.08%, 07/01/11(c)(d)(e)                          A-1+       --      5,870        5,870,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington); VRD
  Series 98-4701, Class A COP (Acquired 07/20/00;
  Cost $14,400,000)
  1.08%, 05/01/18(c)(d)(e)                          A-1+       --     14,400       14,400,000
---------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Commercial Paper Notes (LOC-Bank of America
  N.A.)
  1.00%, 10/26/04(b)                                A-1+       --      4,300        4,300,000
---------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Series A Project RN (LOC-Bank of America N.A.)
  1.00%, 10/26/04(b)                                A-1+       --      7,000        7,000,000
---------------------------------------------------------------------------------------------
Everett (City of); Limited VRD Tax Series 2001 GO
  (LOC-Bank of America N.A.)
  1.10%, 12/01/21(b)(c)(g)                            --       --      2,600        2,600,000
---------------------------------------------------------------------------------------------
Issaquah (City of) Community Properties; VRD
  Special Revenue Series 2001 A RB (LOC-Bank of
  America N.A.)
  1.03%, 02/15/21(b)(c)                               --   VMIG-1     10,150       10,150,000
---------------------------------------------------------------------------------------------
King & Snohomish (Counties of) School District
  No. 417 (Northshore); Unlimited Tax Series 2003
  GO
  2.00%, 12/01/04(f)                                 AAA      Aaa      3,300        3,319,169
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

King (County of) Economic Enterprise Corp. (Puget
  Sound Blood Center Project); VRD Series 1998
  IDR (LOC-U.S. Bank N.A.)
  1.07%, 04/01/23(b)(c)                               --   VMIG-1    $ 3,810   $    3,810,000
---------------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Special Revenue
  VRD Series 1999 A RB
  (LOC-U.S. Bank N.A.)
  1.05%, 12/01/19(b)(c)                               --   VMIG-1     11,800       11,800,000
---------------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Special Revenue
  VRD Series 1999 B RB
  (LOC-U.S. Bank N.A.)
  1.05%, 12/01/19(b)(c)                               --   VMIG-1        200          200,000
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Energy Northwest);
  Refunding VRD Series 2001 PA-846 RB (Acquired
  10/02/02; Cost $3,800,000)
  1.08%, 01/01/10(c)(d)(e)                           A-1       --      3,800        3,800,000
---------------------------------------------------------------------------------------------
Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); Special Revenue VRD
  Series 1997 RB
  (LOC-Bank of America NT & SA)
  1.10%, 01/01/27(b)(c)                             A-1+   VMIG-1     12,705       12,705,000
---------------------------------------------------------------------------------------------
Pierce (County of) School District No. 010 (City
  of Tacoma); Unlimited Tax Series 2001 GO
  4.00%, 06/01/04                                     AA      Aa1      1,000        1,005,044
---------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); Low Income Housing Assistance
  VRD Series 1994 B RB
  (LOC-U.S. Bank of Washington)
  1.07%, 05/01/19(b)(c)                             A-1+       --      2,440        2,440,000
---------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Refunding VRD Series
  1995 RB (LOC-U.S. Bank N.A.)
  1.03%, 12/01/15(b)(c)                             A-1+       --      1,760        1,760,000
---------------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development Corp.
  (Sysco Food Services Project); Refunding VRD
  Series 1994 RB
  1.06%, 11/01/25(c)                                A-1+   VMIG-1      8,000        8,000,000
---------------------------------------------------------------------------------------------
Snohomish (County of) Housing Authority (Ebey
  Arms Centerhouse Project); Refunding Housing
  VRD Series 2003 RB
  (LOC-Bank of America N.A.)
  1.10%, 12/01/34(b)(c)(g)                            --       --      6,245        6,245,000
---------------------------------------------------------------------------------------------
Tacoma (City of); Series 2B Commercial Paper
  Notes (LOC-Bank of America N.A.)
  0.95%, 04/08/04(b)                                A-1+      P-1     15,000       15,000,000
---------------------------------------------------------------------------------------------
Vancouver (City of) Housing Authority (Village
  Park Apartments Project); Housing VRD Series
  2000 RB
  (LOC-U.S. Bank N.A.)
  1.05%, 11/02/05(b)(c)                             A-1+       --      1,430        1,430,000
---------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Puget Sound Regional
  Transit Authority); Sales Tax & Motor VRD
  Series 2001 A46 RB
  (Acquired 11/12/03; Cost $6,275,000)
  1.30%, 11/10/04(d)(e)(i)(n)                         --   VMIG-1      6,275        6,275,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Wachovia MERLOTs (County of Snohomish); Limited
  Tax VRD Series 2003 B33 GO (Acquired 03/01/04;
  Cost $4,545,000)
  1.10%, 12/01/27(c)(d)(e)                            --   VMIG-1    $ 4,545   $    4,545,000
---------------------------------------------------------------------------------------------
Washington (State of) Economic Development
  Finance Authority (Seadrunar Recycling LLC
  Project); Economic Development VRD Series 2000
  E RB (LOC-U.S. Bank N.A.)
  1.08%, 08/01/25(b)(c)                             A-1+       --      2,715        2,715,000
---------------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority (Empire Health Services); VRD Series
  2003 RB (LOC-U.S. Bank N.A.)
  1.02%, 11/01/23(b)(c)                             A-1+       --      2,335        2,335,000
---------------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority (Providence Services); VRD Series
  2002 A RB (LOC-U.S. Bank N.A.)
  1.12%, 12/01/30(b)(k)                             A-1+       --     11,200       11,200,000
---------------------------------------------------------------------------------------------
Washington (State of) Higher Education Facilities
  Authority (Cornish College Arts Project); VRD
  Series 2003 A RB
  (LOC-Bank of America N.A.)
  1.10%, 12/01/33(b)(c)                               --   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (Emerald Heights Project); Refunding Nonprofit
  Housing VRD Series 2003 RB (LOC-Bank of America
  N.A.)
  1.08%, 07/01/33(b)(g)(k)                            --       --      6,500        6,500,000
---------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (Judson Park Project); Refunding Nonprofit
  Housing VRD Series 2004 A RB
  (LOC-U.S. Bank N.A.)
  1.02%, 01/01/29(b)(c)(g)                            --       --     10,210       10,210,000
---------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (Nikkei Concerns Project); Nonprofit Housing
  VRD Series 1994 RB
  (LOC-U.S. Bank N.A.)
  1.08%, 10/01/19(b)(c)                             A-1+       --      2,235        2,235,000
---------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (Tacoma Art Museum Project); Nonprofit VRD
  Series 2002 RB
  (LOC-Northern Trust Co.)
  1.17%, 06/01/32(b)(k)                               --   VMIG-1      1,225        1,225,000
---------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (University Preparatory Academy Project);
  Nonprofit VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.10%, 07/01/30(b)(c)                               --   VMIG-1      1,250        1,250,000
---------------------------------------------------------------------------------------------
Washington (State of); Refunding Unlimited Tax
  Series 2001 R-A GO
  5.25%, 09/01/04(f)                                 AAA      Aaa      1,000        1,017,163
=============================================================================================
                                                                                  195,294,081
=============================================================================================

WEST VIRGINIA-1.11%

Monongalia (County of) Building Community
  Hospital (Monongalia General Hospital);
  Refunding VRD Series 2002 A RB
  (LOC-Bank One of West Virginia)
  1.05%, 07/01/17(b)(c)                              A-1   VMIG-1        745          745,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
WEST VIRGINIA-(CONTINUED)

West Virginia (State of) Hospital Finance
  Authority (Cabell Huntington); Refunding VRD
  Series 2002 A-1 RB
  (LOC-Bank One of West Virginia)
  1.06%, 06/01/13(b)(c)                               --   VMIG-1    $10,270   $   10,270,000
---------------------------------------------------------------------------------------------
West Virginia (State of) Hospital Finance
  Authority (Camden Clark Hospital); Refunding
  VRD Series 2003 A RB (LOC-U.S. Bank N.A.)
  1.07%, 02/01/10(b)(c)                               --   VMIG-1      5,580        5,580,000
---------------------------------------------------------------------------------------------
West Virginia (State of) Hospital Finance
  Authority (Pallottine Health); Refunding VRD
  Series 2003 A-1 RB (LOC-Bank One N.A.)
  1.02%, 10/01/33(b)(c)                               --   VMIG-1     19,000       19,000,000
=============================================================================================
                                                                                   35,595,000
=============================================================================================

WISCONSIN-2.72%

Byron (City of) (Ocean Spray Inc. Project);
  Refunding VRD Series 1998 IDR (LOC-Wachovia
  Bank of North Carolina) (Acquired 11/06/03;
  Cost $3,500,000)
  1.01%, 12/01/20(b)(c)(d)                            --      Aa2      3,500        3,500,000
---------------------------------------------------------------------------------------------
Kimberly (City of) (Fox Cities YMCA Project); VRD
  Series 2002 RB
  (LOC-M&I Marshall & Ilsley)
  1.10%, 04/01/32(b)(c)                               --   VMIG-1      2,540        2,540,000
---------------------------------------------------------------------------------------------
Waukesha (County of); Unlimited Tax Promissory
  Notes Series 2004 GO
  2.00%, 04/01/05                                     --      Aaa      1,500        1,513,950
---------------------------------------------------------------------------------------------
Wind Point (City of) (Johnson Foundation
  Project); VRD Series 2000 RB (LOC-Harris Trust
  & Savings Bank)
  1.07%, 09/01/35(b)(c)                             A-1+       --      4,700        4,700,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish Project);
  VRD Series 2003 RB (LOC-Bank One N.A.)
  1.06%, 07/01/28(b)(c)                               --   VMIG-1      2,150        2,150,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health System); VRD
  Series 2003 C RB
  (LOC-M&I Marshall & Ilsley)
  1.05%, 08/15/23(b)(c)                               --   VMIG-1      7,600        7,600,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health); Pooled
  Loan VRD Series 2003 I RB
  (LOC-M&I Marshall & Ilsley)
  1.06%, 06/01/23(b)(c)                               --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Sinai Samaritan Medical
  Center); VRD Series 1994 A RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.05%, 09/01/19(b)(c)                              A-1       --      5,938        5,938,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Johns Home); Pooled
  Loan VRD Series 2003 J RB
  (LOC-M&I Marshall & Ilsley)
  1.06%, 07/01/23(b)(c)                               --   VMIG-1      4,250        4,250,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (St. Lukes Medical
  Center); VRD Series 1987 RB
  (LOC-Kredietbank N.V.) (Acquired 11/25/03; Cost
  $30,000,000)
  1.05%, 12/01/17(b)(c)(d)                           A-1       --    $30,000   $   30,000,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash Flow
  Management Program; Series 2003 B-1 COP
  2.00%, 11/01/04                                     --    MIG-1      5,565        5,592,307
---------------------------------------------------------------------------------------------
Wisconsin (State of); Clean Water Series 1993-2
  RB
  4.70%, 06/01/04                                    AA+      Aa2      3,500        3,520,894
---------------------------------------------------------------------------------------------
Wisconsin (State of); Transportation Series 2002
  A RB
  3.00%, 07/01/04(f)                                 AAA      Aaa      5,750        5,778,157
=============================================================================================
                                                                                   87,083,308
=============================================================================================
TOTAL INVESTMENTS-100.19% (Cost
  $3,202,019,641)(p)                                                            3,202,019,641
=============================================================================================
OTHER ASSETS LESS LIABILITIES-(0.19%)                                              (6,082,827)
=============================================================================================
NET ASSETS-100.00%                                                             $3,195,936,814
_____________________________________________________________________________________________
=============================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificate of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Optional Tender
NRR      - Not Re-Rated
P-Floats - Puttable Floating Option Tax-Exempt Receipts
PUTTERS  - Puttable Tax Exempt Receipts
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (g) and (m) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury Obligation held by a bank custodian; this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Auditors.
(b) Principal and interest payments are guaranteed by the letter of credit agreement.
(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on 03/31/04.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 03/31/04 was $699,770,000, which represented 21.90% of the Fund's net assets. Unless otherwise indicated, this security is not considered to be illiquid.
(e) Synthetic municipal instrument; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., MBIA Insurance Corp. or XL Capital Assurance Inc.
(g) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(h) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on 03/31/04.
(i) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(j) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined monthly. Rate shown is the rate in effect on 03/31/04.
(k) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined daily. Rate shown is the rate in effect on 03/31/04.
(l) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined annually. Rate shown is the rate in effect on 03/31/04.
(m) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Trustees and followed by the investment advisor.
(n) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 03/31/04 was $63,310,000 which represented 1.98% of the Fund's net assets.
(o) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(p) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2004

ASSETS:

Investments, at market value (cost $3,202,019,641)                        $3,202,019,641
---------------------------------------------------------------------------------------
Cash                                                                          1,386,158
---------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                            2,655,250
---------------------------------------------------------------------------------------
  Interest                                                                    7,736,379
---------------------------------------------------------------------------------------
  Amount due from advisor                                                        39,311
---------------------------------------------------------------------------------------
Investment for deferred compensation and retirement plans                       133,075
---------------------------------------------------------------------------------------
Other assets                                                                    107,519
=======================================================================================
    Total assets                                                          3,214,077,333
_______________________________________________________________________________________
=======================================================================================

LIABILITIES:

Payables for:
  Investments purchased                                                      15,689,202
---------------------------------------------------------------------------------------
  Dividends                                                                   1,950,617
---------------------------------------------------------------------------------------
  Deferred compensation and retirement plans                                    202,501
---------------------------------------------------------------------------------------
Accrued distribution fees                                                       131,205
---------------------------------------------------------------------------------------
Accrued transfer agent fees                                                      94,662
---------------------------------------------------------------------------------------
Accrued operating expenses                                                       72,332
=======================================================================================
    Total liabilities                                                        18,140,519
=======================================================================================
Net assets applicable to shares outstanding                               $3,195,936,814
_______________________________________________________________________________________
=======================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                           $3,195,937,746
---------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment securities                (932)
=======================================================================================
                                                                          $3,195,936,814
_______________________________________________________________________________________
=======================================================================================


NET ASSETS:

Institutional Class                                                       $1,953,768,936
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                  $ 150,399,126
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                                 $  10,393,628
_______________________________________________________________________________________
=======================================================================================
Cash Management Class                                                     $ 768,140,990
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                             $  14,029,600
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                            $ 299,204,534
_______________________________________________________________________________________
=======================================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF
  SHARES AUTHORIZED:

Institutional Class                                                       1,953,715,247
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                    150,385,407
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                                    10,390,617
_______________________________________________________________________________________
=======================================================================================
Cash Management Class                                                       768,132,195
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                                14,027,577
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                              299,203,210
_______________________________________________________________________________________
=======================================================================================
Net asset value and offering price per share for each class               $        1.00
_______________________________________________________________________________________
=======================================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended March 31, 2004

INVESTMENT INCOME:

Interest                                                      $30,872,790
=========================================================================

EXPENSES:

Advisory fees                                                   6,126,543
-------------------------------------------------------------------------
Administrative services fees                                      581,975
-------------------------------------------------------------------------
Custodian fees                                                    189,391
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,057,444
-------------------------------------------------------------------------
  Personal Investment Class                                        94,654
-------------------------------------------------------------------------
  Cash Management Class                                           665,410
-------------------------------------------------------------------------
  Reserve Class                                                   112,954
-------------------------------------------------------------------------
  Resource Class                                                  589,637
-------------------------------------------------------------------------
Transfer agent fees                                               529,387
-------------------------------------------------------------------------
Trustees' fees                                                     53,746
-------------------------------------------------------------------------
Other                                                             460,157
=========================================================================
    Total expenses                                             10,461,298
=========================================================================
Less: Fees waived                                              (2,279,393)
=========================================================================
    Net expenses                                                8,181,905
=========================================================================
Net investment income                                          22,690,885
=========================================================================
Net realized gain from investment securities                       40,841
=========================================================================
Net increase in net assets resulting from operations          $22,731,726
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   22,690,885    $   26,106,952
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 40,841           (25,175)
==============================================================================================
    Net increase in net assets resulting from operations          22,731,726        26,081,777
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (14,405,472)      (17,031,877)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (1,230,193)       (1,818,359)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (37,490)          (93,454)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           (5,040,826)       (4,920,342)
----------------------------------------------------------------------------------------------
  Reserve Class                                                       (8,425)          (64,630)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (1,968,479)       (2,178,290)
==============================================================================================
    Decrease in net assets resulting from distributions          (22,690,885)      (26,106,952)
==============================================================================================
Share transactions-net:
  Institutional Class                                            632,519,818        82,192,016
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (77,436,378)       48,742,626
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (6,598,054)       11,894,107
----------------------------------------------------------------------------------------------
  Cash Management Class                                          150,447,508       297,170,515
----------------------------------------------------------------------------------------------
  Reserve Class                                                    1,376,091        (5,545,385)
----------------------------------------------------------------------------------------------
  Resource Class                                                  39,025,099       122,868,778
==============================================================================================
    Net increase in net assets resulting from share
      transactions                                               739,334,084       557,322,657
==============================================================================================
    Net increase in net assets                                   739,374,925       557,297,482
==============================================================================================

NET ASSETS:

  Beginning of year                                            2,456,561,889     1,899,264,407
==============================================================================================
  End of year (including undistributed net investment income
    of $0 and $0 for 2004 and 2003, respectively)             $3,195,936,814    $2,456,561,889
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. On November 4, 2003, the Fund was reorganized from a separate series of Tax-Free Investments Co. to a new series portfolio of the Trust.

    Under the Trust's organizational documents, the Fund's officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code of 1986, as amended.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. The Fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.22%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 0.22% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees;
(iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement; (vi) Rule 12b-l fees; (vii) trustees' fees; and (viii) federal registration fees. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through March 31, 2005. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year ended March 31, 2004, AIM waived fees of $1,447,004.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended March 31, 2004, AIM was paid $581,975 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2004, AISI retained $432,332 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of the such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended March 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $528,722, $69,413, $532,328, $85,537 and $471,710, respectively, after FMC waived plan fees of $528,722, $25,241, $133,082, $27,417 and $117,927, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended March 31, 2004, the Fund paid legal fees of $10,305 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended March 31, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended March 31, 2004 and 2003 was as follows:

                                                                 2004           2003
----------------------------------------------------------------------------------------
Distributions paid from ordinary income -- tax exempt         $22,690,885    $26,106,952
________________________________________________________________________________________
========================================================================================

TAX COMPONENTS OF NET ASSETS:

As of March 31, 2004, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                   $      154,544
------------------------------------------------------------------------------
Temporary book/tax differences                                        (154,543)
------------------------------------------------------------------------------
Capital loss carryforward                                                 (933)
------------------------------------------------------------------------------
Shares of beneficial interest                                    3,195,937,746
==============================================================================
    Total net assets                                            $3,195,936,814
______________________________________________________________________________
==============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund utilized $30,487 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD
----------------------------------------------------------------------------
March 31, 2011                                                      $933
============================================================================
The ability to use capital loss carryforwards may be limited under the
Internal Revenue Code and related regulations.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                      CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------
                                                          {YEAR ENDED MARCH 31,
                                 ------------------------------------------------------------------------
                                                2004                                  2003
                                 -----------------------------------    ---------------------------------
                                     SHARES              AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             13,446,683,719    $ 13,446,683,719     9,993,613,813    $ 9,993,613,813
---------------------------------------------------------------------------------------------------------
  Private Investment Class           489,285,624         489,285,624       366,327,891        366,327,891
---------------------------------------------------------------------------------------------------------
  Personal Investment Class           26,756,133          26,756,133        49,022,061         49,022,061
---------------------------------------------------------------------------------------------------------
  Cash Management Class            5,641,820,633       5,641,820,633     3,773,086,548      3,773,086,548
---------------------------------------------------------------------------------------------------------
  Reserve Class                      156,764,612         156,764,612       179,359,417        179,359,417
---------------------------------------------------------------------------------------------------------
  Resource Class                   1,508,376,051       1,508,376,051       962,309,593        962,309,593
=========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                  7,301,226           7,301,226         4,749,313          4,749,313
---------------------------------------------------------------------------------------------------------
  Private Investment Class               737,747             737,747         1,254,023          1,254,023
---------------------------------------------------------------------------------------------------------
  Personal Investment Class                4,054               4,054            14,703             14,703
---------------------------------------------------------------------------------------------------------
  Cash Management Class                4,115,815           4,115,815         4,134,190          4,134,190
---------------------------------------------------------------------------------------------------------
  Reserve Class                            8,921               8,921            71,043             71,043
---------------------------------------------------------------------------------------------------------
  Resource Class                       1,860,224           1,860,224         2,003,975          2,003,975
=========================================================================================================
Reacquired:
  Institutional Class            (12,821,465,127)    (12,821,465,127)   (9,916,171,110)    (9,916,171,110)
---------------------------------------------------------------------------------------------------------
  Private Investment Class          (567,459,749)       (567,459,749)     (318,839,288)      (318,839,288)
---------------------------------------------------------------------------------------------------------
  Personal Investment Class          (33,358,241)        (33,358,241)      (37,142,657)       (37,142,657)
---------------------------------------------------------------------------------------------------------
  Cash Management Class           (5,495,488,940)     (5,495,488,940)   (3,480,050,223)    (3,480,050,223)
---------------------------------------------------------------------------------------------------------
  Reserve Class                     (155,397,442)       (155,397,442)     (184,975,845)      (184,975,845)
---------------------------------------------------------------------------------------------------------
  Resource Class                  (1,471,211,176)     (1,471,211,176)     (841,444,790)      (841,444,790)
=========================================================================================================
                                     739,334,084    $    739,334,084       557,322,657    $   557,322,657
_________________________________________________________________________________________________________
=========================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                          RESOURCE CLASS
                                  ---------------------------------------------------------------
                                                                                    APRIL 6, 1999
                                                                                    (DATE SALES
                                               YEAR ENDED MARCH 31,                 COMMENCED) TO
                                  ----------------------------------------------    MARCH 31,
                                    2004           2003        2002       2001        2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $   1.00       $   1.00    $   1.00    $  1.00       $ 1.00
-------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income               0.01           0.01        0.02       0.04         0.03
=================================================================================================
Less distributions from net
  investment income                  (0.01)         (0.01)      (0.02)     (0.04)       (0.03)
=================================================================================================
Net asset value, end of period    $   1.00       $   1.00    $   1.00    $  1.00       $ 1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                       0.68%          1.06%       2.00%      3.78%        3.15%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                        $299,205       $260,178    $137,307    $15,464       $3,597
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                    0.38%(b)       0.38%       0.38%      0.36%        0.36%(c)
-------------------------------------------------------------------------------------------------
  Without fee waivers                 0.47%(b)       0.47%       0.48%      0.49%        0.49%(c)
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income
  to average net assets               0.67%(b)       1.04%       1.84%      3.68%        3.09%(c)
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $294,818,533.
(c)  Annualized.

NOTE 8--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.


  Regulatory Actions and Inquiries Concerning IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.


  Regulatory Inquiries Concerning AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's

Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.

  Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  For the period ended March 31, 2004, the Fund has incurred no expenses in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

  Private Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain

Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

  Other Private Actions

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

  Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

  As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Tax-Free Cash Reserve Portfolio and the Board of Trustees of Tax-Free Investment Trust:

We have audited the accompanying statement of assets and liabilities of Tax-Free Cash Reserve Portfolio (a portfolio of Tax-Free Investments Trust), including the schedule of investments, as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended March 31, 2000 were audited by other auditors whose report dated May 1, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Cash Reserve Portfolio as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
May 17, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Tax-Free Cash Reserve Portfolio ("Fund"), an investment portfolio of Tax-Free Investments Trust (formerly Tax-Free Investments Company, Inc.), ("Company"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purposes:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

(2)* To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

                                                                     WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR      AUTHORITY
--------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  1,919,194,699     657,601
      Frank S. Bayley..............................  1,919,194,699     657,601
      James T. Bunch...............................  1,919,194,699     657,601
      Bruce L. Crockett............................  1,919,194,699     657,601
      Albert R. Dowden.............................  1,919,194,699     657,601
      Edward K. Dunn, Jr...........................  1,919,194,699     657,601
      Jack M. Fields...............................  1,919,194,699     657,601
      Carl Frischling..............................  1,919,194,699     657,601
      Robert H. Graham.............................  1,919,194,699     657,601
      Gerald J. Lewis..............................  1,919,194,699     657,601
      Prema Mathai-Davis...........................  1,919,194,699     657,601
      Lewis F. Pennock.............................  1,919,194,699     657,601
      Ruth H. Quigley..............................  1,919,194,699     657,601
      Louis S. Sklar...............................  1,919,194,699     657,601
      Larry Soll, Ph.D.............................  1,919,194,699     657,601
      Mark H. Williamson...........................  1,919,194,699     657,601

                                                                                      WITHHELD/
      MATTER                                           VOTES FOR     VOTES AGAINST   ABSTENTIONS
------------------------------------------------------------------------------------------------
(2)*  Approval of an Agreement and Plan of
      Reorganization which provides for the
      redomestication of Company as a Delaware
      statutory trust and, in connection therewith,
      the sale of all of Company's assets and the
      dissolution of Company as a Maryland
      corporation..................................  1,660,756,878     8,818,667     250,276,755**

 * Proposal required approval by a combined vote of all the portfolios of Tax-Free Investments Company, Inc.

** Includes Broker Non-Votes.

TRUSTEES AND OFFICERS

As of April 30, 2004

The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex, except for Messrs. Baker, Bunch, Lewis and Soll who oversee 111 portfolios in the AIM and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee, Chairman and                             (financial services holding company); Director and
  President                                         Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), and
                                                    Fund Management Company (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc. and
                                                    INVESCO Distributors, Inc.; Chief Executive
                                                    Officer, AMVESCAP PLC -- Managed Products;
                                                    Chairman and Chief Executive Officer of
                                                    NationsBanc Advisors, Inc.; and Chairman of
                                                    NationsBanc Investments, Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee                                           Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie             Badgley Funds, Inc.
  Trustee                                           Formerly: Partner, law firm of Baker & McKenzie      (registered investment
                                                                                                         company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1992             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee                                           (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                    Formerly: Director, President and Chief Executive    (Holdings), Ltd.
                                                    Officer, Volvo Group North America, Inc.; Senior     (insurance company)
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee                                           Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund
                                                                                                         (non-profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of April 30, 2004

The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex, except for Messrs. Baker, Bunch, Lewis and Soll who oversee 111 portfolios in the AIM and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND          TRUSTEE AND/      PRINCIPAL OCCUPATION(S)                                     OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST  OR OFFICER SINCE  DURING PAST 5 YEARS                                         HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937        1992              Partner, law firm of Kramer Levin Naftalis and Frankel      Cortland Trust, Inc.
  Trustee                                          LLP                                                         (registered
                                                                                                               investment company)
------------------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933        2003              Chairman, Lawsuit Resolution Services (California)          General Chemical
  Trustee                                          Formerly: Associate Justice of the California Court of      Group, Inc.
                                                   Appeals

------------------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950     1998              Formerly: Chief Executive Officer, YWCA of the USA          None
  Trustee

------------------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942       1992              Partner, law firm of Pennock & Cooper                       None
  Trustee

------------------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935        2001              Retired                                                     None
  Trustee

------------------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939         1992              Executive Vice President, Development and Operations,       None
  Trustee                                          Hines Interests Limited Partnership (real estate
                                                   development company)

------------------------------------------------------------------------------------------------------------------------------------
  Larry Soll, Ph.D. -- 1942      2003              Retired                                                     N/A
  Trustee

------------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS

------------------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956        2003              Director, Senior Vice President, Secretary and General      N/A
  Senior Vice President,                           Counsel, A I M Management Group Inc. (financial services
  Secretary and Chief Legal                        holding company) and A I M Advisors, Inc.; Vice President,
  Officer                                          A I M Capital Management, Inc., A I M Distributors, Inc.
                                                   and AIM Investment Services, Inc.; and Director, Vice
                                                   President and General Counsel, Fund Management Company
                                                   Formerly: Senior Vice President and General Counsel,
                                                   Liberty Financial Companies, Inc.; and Senior Vice
                                                   President and General Counsel, Liberty Funds Group, LLC

------------------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955         1992              Managing Director and Director of Money Market Research     N/A
  Vice President                                   and Special Projects, A I M Capital Management, Inc.;
                                                   and Vice President, A I M Advisors, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943        1992              Vice President and Chief Compliance Officer, A I M          N/A
  Vice President                                   Advisors, Inc. and A I M Capital Management, Inc.; and
                                                   Vice President, AIM Investment Services, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961      2004              Vice President and Fund Treasurer, A I M Advisors, Inc.     N/A
  Vice President and Treasurer
                                                   Formerly: Senior Vice President, AIM Investment Services,
                                                   Inc.; and Vice President, A I M Distributors, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960      1992              Director of Cash Management, Managing Director and Chief    N/A
  Vice President                                   Cash Management Officer, A I M Capital Management, Inc;
                                                   Director and President, Fund Management Company; and Vice
                                                   President, A I M Advisors, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940        2002              Director and Executive Vice President, A I M Management     N/A
  Vice President                                   Group, Inc., Director and Senior Vice President, A I M
                                                   Advisors, Inc., and Director, Chairman, President, Director
                                                   of Investments, Chief Executive Officer and Chief
                                                   Investment Officer, A I M Capital Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Ernst & Young LLP
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               5 Houston Center
Houston, TX 77046-1173          Suite 100                       Suite 100                       1401 McKinley, Suite 1200
                                Houston, TX 77046-1173          Houston, TX 77046-1173          Houston, TX 77010-4035

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   100 Church Street
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          New York, NY 10286-0001
Philadelphia, PA 19103-7599     New York, NY 10022-3852

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
We are required by Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2004.

AIM Tax-Free Cash Reserve Fund paid ordinary dividends in the amount of $.0083 during its tax year ended March 31, 2004. Of this amount, 100% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the Statement of Tax-Exempt Income.

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive office ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Prema Mathai-Davis. Ms. Mathai-Davis is "independent" within the meaning of that term used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


FEES BILLED BY E&Y RELATED TO THE REGISTRANT

         E&Y billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

                                         Percentage of Fees
                                         Billed Applicable
                                            to Non-Audit        Percentage of Fees
                                         Services Provided     Billed Applicable to
                                          Fees Billed for      for fiscal year end                             Non-Audit Services
                                         Services Rendered       2004 Pursuant to        Fees Billed for        Provided in 2003
                                         to the Registrant          Waiver of          Services Rendered to    Pursuant to Waiver
                                          for fiscal year         Pre-Approval          the Registrant for       of Pre-Approval
                                              end 2004          Requirement(1)(2)      fiscal year end 2003     Requirement(1)(2)
                                         ------------------    --------------------    --------------------    ------------------
Audit Fees .............................      $29,624                  N/A                   $22,770                   N/A
Audit-Related Fees .....................            0                  N/A                         0                   N/A
Tax Fees(3) ............................        2,716                  N/A                     1,742                   N/A
All Other Fees .........................            0                  N/A                         0                   N/A
                                              -------                                        -------
Total Fees .............................      $32,340                  N/A                   $24,512                   N/A

E&Y billed the Registrant aggregate non-audit fees of $2,716 for the fiscal year ended 2004, and $1,742 for the fiscal year ended 2003, for non-audit services rendered to the Registrant.

----------

(1) Prior to May 6, 2003, the Registrant's Audit Committee was not required to pre-approve non-audit services. Therefore, the percentage of fees shown in this column only represents fees billed for non-audit services rendered after May 6, 2003, pursuant to a waiver of the pre-approval requirement.

(2) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees billed to the Registrant during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(3) Tax Fees for the fiscal year ended March 31, 2004 includes fees billed for reviewing tax returns and consultation services. Tax Fees for the fiscal year ended March 31, 2003 includes fees billed for reviewing tax returns.

FEES BILLED BY E&Y RELATED TO AIM AND AIM AFFILIATES

         E&Y billed AIM and AIM Affiliates aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates for the last two fiscal years as follows:

                           Fees Billed for
                         Non-Audit Services                               Fees Billed for
                           Rendered to AIM       Percentage of Fees      Non-Audit Services      Percentage of Fees
                         and AIM Affiliates     Billed Applicable to    Rendered to AIM and     Billed Applicable to
                           for fiscal year       Non-Audit Services      AIM Affiliates for      Non-Audit Services
                         end 2004 That Were      Provided for fiscal    fiscal year end 2003     Provided for fiscal
                              Required              year end 2004        That Were Required         year end 2003
                         to be Pre-Approved      Pursuant to Waiver      to be Pre-Approved      Pursuant to Waiver
                         by the Registrant's       of Pre-Approval      by the Registrant's        of Pre-Approval
                         Audit Committee(1)       Requirement(2)(3)      Audit Committee(1)       Requirement(2)(3)
                         -------------------    --------------------    --------------------    --------------------
Audit-Related Fees(4)         $196,777                   0%                      N/A                     N/A
Tax Fees                      $      0                   0%                      N/A                     N/A
All Other Fees                $      0                   0%                      N/A                     N/A
                              --------
Total Fees(5)                 $196,777                   0%                      N/A                     N/A

----------

(1) Prior to May 6, 2003, the Registrant's Audit Committee was not required to pre-approve non-audit services. Therefore, the fees billed for non-audit services shown in this column only represents fees for pre-approved non-audit services rendered after May 6, 2003, to AIM and AIM Affiliates.

(2) Prior to May 6, 2003, the Registrant's Audit Committee was not required to pre-approve non-audit services. Therefore, the percentage of fees shown in this column only represents fees billed for non-audit services rendered after May 6, 2003, pursuant to a waiver of the pre-approval requirement.

(3) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees billed to the Registrant during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(4) Audit-Related Fees for the fiscal year ended March 31, 2004 includes fees billed for services to test and report on the controls and operations of an affiliated transfer agent.

(5) Including the fees for services not required to be pre-approved by the registrant's audit committee, E&Y billed AIM and AIM Affiliates aggregate non-audit fees of $220,095 for the fiscal year ended 2004, and $222,476 for the fiscal year ended 2003, for non-audit services rendered to AIM and AIM Affiliates.

     The Audit Committee also has considered whether the provision of such non-audit services that were rendered to AIM, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to the Registrant ("AIM Affiliates"), that were not required to be pre-approved pursuant to SEC regulations is compatible with maintaining E&Y's independence. The Audit Committee determined that the provision of such services is compatible with E&Y maintaining independence with respect the Registrant.

                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                the AIM Funds and the INVESCO Funds (the "Funds")
                            AMENDED NOVEMBER 6, 2003


I. STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Directors/Registrantees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committee pre-approves the audit and non-audit services provided to the Funds by the Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval") or require the specific pre-approval of the Audit Committee ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding general pre-approved cost levels or established amounts will also require specific pre-approval by the Audit Committee.

The Audit Committee will annually review and pre-approve the services that may be provided by the Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committee in fulfilling its responsibilities.

II. DELEGATION

The Audit Committee may from time to time delegate pre-approval authority to one or more of its members who are Independent Directors. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next-scheduled meeting.

III. AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

IV. GENERAL PRE-APPROVAL OF NON-AUDIT SERVICES

The Audit Committee may provide general pre-approval of types of non-audit services described in this Section IV to the Funds and its Service Affiliates if the Committee believes that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

ALL OTHER SERVICES

The Audit Committee may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

V. SPECIFIC PRE-APPROVAL OF NON-AUDIT SERVICES

The Audit Committee may provide specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committee believes that the provision of the service will not impair the independence of the auditor, is consistent with the SEC Rules on auditor independence, and otherwise conforms to the Audit Committees' general principles and policies as set forth herein.

VI. PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval fee levels or established amounts for services to be provided by the Auditor under general pre-approval policies will be set annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

VII. PROCEDURES

On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committee for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees where possible and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committee will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed at the next regularly scheduled Audit Committee meeting of any such services rendered by the Auditor.

Each request to provide services that require specific approval by the Audit Committee shall be submitted to the Audit Committee jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committee for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment Company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committee has designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

o Bookkeeping or other services related to the accounting records or financial statements of the audit client

o    Financial information systems design and implementation

o Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

o    Actuarial services

o    Internal audit outsourcing services


CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

o    Management functions

o    Human resources

o    Broker-dealer, investment adviser, or investment banking services

o    Legal services

o    Expert services unrelated to the audit

o Any other service that the Public Company Oversight Board determines by regulation is impermissible

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

         Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

         Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         The Registrant adopted Shareholder Communication Procedures (the "Procedures") on December 10, 2003. The Procedures are intended to set forth the process by which shareholders of the Registrant may send communications to the Board. If a shareholder sends a recommendation of a nominee to the Board or to an individual trustee, such communication would be covered by the Procedures; provided, however, that shareholder proposals submitted pursuant to Rule 14a-8 under the Securities Exchange Act of 1934, as amended (the "1934 Act"), and communications made in connection with such proposals are not subject to the Procedures.

         Pursuant to the Procedures, shareholders should send their communications to Ivy B. McLemore, First Vice President Corporate Communications. Communications made to Mr. McLemore may be communicated by telephone, e-mail or regular mail to the following address: (713) 214-1904, Ivy McLemore@aiminvestments.com, A I M Management Group Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046. All shareholder communications received by Mr. McLemore shall be promptly forwarded to the individual trustee of the Registrant to whom they were addressed or to the full Board, as applicable. Copies of all shareholder communications will also be distributed to the Chairs of each of the Registrant's Audit Committee, Governance Committee, Investments Committee and Valuation Committee, to counsel for the Registrant and to counsel for the independent trustees of the Registrant. Counsel for the Registrant, upon receipt of their copy of a shareholder communication, shall work with such Chairs and counsel for the independent trustees to determine whether such shareholder communication should be distributed to any trustees to whom it was not sent and whether and in what manner the trustees should respond to such shareholder communication. Responses, if any, to shareholder communications shall be coordinated by counsel for the Registrant, working with the Chairs and counsel for the independent trustees.

ITEM 10. CONTROLS AND PROCEDURES.

(a) As of March 22, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 22, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

11(a)(1) Code of Ethics

11(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

11(a)(3) Not applicable.

11(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant:  Tax-Free Investments Trust
           ----------------------------



By:      /s/ ROBERT H. GRAHAM
         ------------------------------
         Robert H. Graham
         Principal Executive Officer


Date :   June 3, 2004
         ------------------------------


By :     /s/ SIDNEY M. DILGREN
         ------------------------------
         Sidney M. Dilgren
         Principal Financial Officer


Date :   June 3, 2004
         ------------------------------

                                 EXHIBIT INDEX

11(a)(1) Code of Ethics.

11(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

11(a)(3) Not applicable.

11(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.